UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)          (Zip code)
Evelyn Dilsaver
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

Schwab MarketTrack Portfolios®

Semiannual Report
April 30, 2007

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	9.74%

Benchmark: All Equity Composite Index	10.96%
Fund Category: Morningstar Large-Cap Blend	8.79%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	8.19%
P Shares (Ticker Symbol: SWPGX)	8.28%
Benchmark: Growth Composite Index	9.01%
Fund Category: Morningstar Large-Cap Blend	8.79%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	6.84%

Benchmark: Balanced Composite Index	7.40%
Fund Category: Morningstar Moderate Allocation	7.13%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm

Investor Shares (Ticker Symbol: SWCGX)	5.51%
P Shares (Ticker Symbol: SWCPX)	5.62%
Benchmark: Conservative Composite Index	5.80%
Fund Category: Morningstar Conservative Allocation	5.03%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.

The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.

The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.

The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab MarketTrack Portfolios 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab MarketTrack Portfolios

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab MarketTrack Portfolios for the six-month period ended April 30, 2007. These funds are part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and services that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab MarketTrack Portfolios 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.54%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab MarketTrack Portfolios

The Investment Environment continued

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the funds.

Tom Brown, (left) portfolio manager, was responsible for the day-to-day co-management of the funds.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the funds.

Andrew Tikofsky, PhD, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the funds.

Steven Hung, managing director and portfolio manager, has day-to-day co-management responsibility for the bond and cash portions of the funds.

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack All Equity Portfolio returned 9.74% for the report period, underperforming its benchmark, the All Equity Composite Index, which was up 10.96%.

The portfolio invests in different segments of the stock market including large-cap and international, so its performance reflects a blend of those segments’ returns. Unlike the other MarketTrack Portfolios, this fund does not have a defined allocation to fixed income. For the report period, the fund’s allocation to the international and small-cap segments positively contributed to returns. Performance of those segments, as measured by the MSCI EAFE and Russell 2000 Index, which returned 15.46% and 6.86%, respectively, contributed to that of large-cap domestic equities, as measured by the S&P 500 Index, which returned 8.60%.

As of 4/30/07:

 Statistics

Number of Holdings	6
Weighted Average
Market Cap

($ x 1,000,000)	$67,366

Price/Earnings Ratio (P/E)	20.5

Price/Book Ratio (P/B)	2.8

Portfolio Turnover Rate[1]	0%

 Asset Class Weightings % of Investments

Large-Cap Stocks	44.1%

International Stocks	29.7%

Small-Cap Stocks	24.7%

Short-Term Investments	1.5%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	44.1%
Schwab International Index

Fund, Select Shares	29.7%
Schwab Small-Cap Index Fund,

Select Shares	24.7%

Total	98.5%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized. Less than 1%.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	Since Inception

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	9.74%	14.18%	10.72%	5.82%
Benchmark: All Equity Composite Index	10.96%	16.12%	11.77%	6.22%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	4.80%

Fund Expense Ratios3: Net 0.80%; Gross 1.04%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.30%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Growth Portfolio Investor Shares returned 8.19%, underperforming its benchmark, the Growth Composite Index, which returned 9.01% for the report period. The fund has an 80% target stock allocation that is divided among large-cap, small-cap, and international stocks. For the report period, the target allocation to international stocks continued to drive returns, as the international sector posted the strongest returns over the period. The fund is designed to allocate 20% to fixed income in order to reduce volatility and risk over the long term. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$62,119

Price/Earnings Ratio (P/E)	21.1

Price/Book Ratio (P/B)	2.8

Portfolio Turnover Rate[1]	1%

 Asset Class Weightings % of Investments

Large-Cap Stocks	41.7%

International Stocks	19.4%

Small-Cap Stocks	19.5%

Bonds	14.6%

Short-Term Investments	4.8%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	25.2%
Schwab Small-Cap Index Fund,

Select Shares	19.5%
Schwab International Index

Fund, Select Shares	19.4%

Schwab Total Bond Market Fund	14.6%
Schwab Value Advantage Money

Fund, Institutional Shares	4.2%

Exxon Mobil Corp.	0.6%

General Electric Co.	0.5%

Citigroup, Inc.	0.3%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

Total	84.9%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	8.19%	12.66%	9.31%	8.07%	8.76%
P Shares (4/6/06)	8.28%	12.80%	n/a	n/a	12.42%
Benchmark: Growth Composite Index	9.01%	14.03%	10.14%	8.38%	(11/20/95) 9.16%
					(4/6/06) 13.58%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(11/20/95) 9.30%
					(4/6/06) 12.33%

Fund Expense Ratios3: Investor Shares: Net 0.78%; Gross 0.99% / Select Shares: Net 0.63%; Gross 0.84%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.28%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Balanced Portfolio returned 6.84% for the report period, underperforming its benchmark, the Balanced Composite Index, which returned 7.40%. The fund’s allocation is weighted toward stock investments, with a 60% target allocation to equities. However, the fund also maintains a considerable allocation to fixed income investments, seeking to reduce volatility and add income. Although the equity market led in performance for the period, bonds also positively contributed to performance, as tracked by the Lehman Brothers U.S. Aggregate Bond Index, which returned 2.64% for the report period. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:

 Statistics

Number of Holdings	502

Portfolio Turnover Rate[1]	2%

 Asset Class Weightings % of Investments

Bonds	34.2%

Large-Cap Stocks	31.7%

International Stocks	14.6%

Small-Cap Stocks	14.5%

Short-Term Investments	5.0%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Total Bond Market Fund	34.2%
Schwab Institutional Select

S&P 500 Fund	16.6%
Schwab International Index

Fund, Select Shares	14.6%
Schwab Small-Cap Index Fund,

Select Shares	14.5%
Schwab Value Advantage Money

Fund, Institutional Shares	4.1%

Exxon Mobil Corp.	0.5%

General Electric Co.	0.4%

Citigroup, Inc.	0.3%

Microsoft Corp.	0.3%

AT&T, Inc.	0.3%

Total	85.8%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	6.84%	11.21%	8.24%	7.61%	8.03%
Benchmark: Balanced Composite Index	7.40%	12.32%	8.93%	8.00%	8.52%
Fund Category: Morningstar Moderate Allocation	7.13%	11.07%	7.51%	7.30%	8.23%

Fund Expense Ratios3: Net 0.85%; Gross 1.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.35%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Conservative Portfolio Investor Shares returned 5.51% for the report period, trailing its benchmark, the Conservative Composite Index, which returned 5.80%. This portfolio is designed to seek income with more growth potential than an all-bond portfolio. As such, the portfolio’s allocation is weighted toward bond investments, for which the target allocation is 55%. Seeking to obtain long-term growth, the portfolio has a substantial 40% target allocation to stocks. Although equity markets led in performance for the report period, bonds also positively contributed to performance, as tracked by the Lehman Brothers U.S. Aggregate Bond Index, which returned 2.64%. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:

 Statistics

Number of Holdings	505

Portfolio Turnover Rate[1]	-

 Asset Class Weightings % of Investments

Bonds	54.5%

Large-Cap Stocks	20.8%

International Stocks	10.3%

Small-Cap Stocks	10.0%

Short-Term Investments	4.4%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Total Bond Market Fund	54.6%
Schwab S&P 500 Index Fund,

Select Shares	13.6%
Schwab International Index

Fund, Select Shares	10.3%
Schwab Small-Cap Index Fund,

Select Shares	10.1%
Schwab Value Advantage Money

Fund, Institutional Shares	4.0%
Schwab Institutional Select

S&P 500 Fund	1.3%

Exxon Mobil Corp.	0.2%

General Electric Co.	0.2%

Citigroup, Inc.	0.1%

Microsoft Corp.	0.1%

Total	94.5%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	5.51%	9.87%	7.11%	7.03%	7.18%
P Shares (4/6/06)	5.62%	9.99%	n/a	n/a	9.37%
Benchmark: Conservative Composite Index	5.80%	10.63%	7.66%	7.51%	(11/20/95) 7.78%
					(4/6/06) 9.99%
Fund Category: Morningstar Conservative Allocation	5.03%	8.67%	6.13%	6.05%	(11/20/95) 6.54%
					(4/6/06) 8.20%

Fund Expense Ratios3: Investor Shares: Net 0.88%; Gross 1.12% / Select Shares: Net 0.73%; Gross 0.97%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.38%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06 - 4/30/07

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,097.40	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,081.90	$2.58
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51
P Shares
Actual Return	0.35%	$1,000	$1,082.80	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,068.40	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Conservative Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,055.10	$2.55
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51
P Shares
Actual Return	0.35%	$1,000	$1,056.20	$1.78
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	13.63		11.55	10.44	9.43	7.60	9.06

Income or loss from investment operations:
Net investment income	0.23		0.11	0.12	0.08	0.09	0.05
Net realized and unrealized gains or losses	1.08		2.10	1.11	1.02	1.85	(1.32)

Total income or loss from investment operations	1.31		2.21	1.23	1.10	1.94	(1.27)
Less distributions:
Distributions from net investment income	(0.27)		(0.13)	(0.12)	(0.09)	(0.09)	(0.05)
Distributions from net realized gains	—		—	—	—	(0.02)	(0.14)

Total distributions	(0.27)		(0.13)	(0.12)	(0.09)	(0.11)	(0.19)

Net asset value at end of period	14.67		13.63	11.55	10.44	9.43	7.60

Total return (%)	9.74	[1]	19.31	11.81	11.75	25.77	(14.40)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.72	[3]	0.74	0.75	0.76	0.76	0.77
Net investment income	3.13	[3]	0.89	1.07	0.83	1.10	0.58
Portfolio turnover rate	0	[1,4]	8	49	7	10	15
Net assets, end of period ($ x 1,000,000)	606		527	463	450	427	353

*	Unaudited.

[1]	Not annualized.
[2]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[3]	Annualized.
[4]	Less than 1%.

See financial notes 15

Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Other Investment Companies	451,848	596,481
1.5%	Short-Term Investments	8,842	8,842

99.9%	Total Investments	460,690	605,323
0.1%	Other Assets and Liabilities, Net		596

100.0%	Total Net Assets		605,919

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.4% of net assets

Schwab Institutional Select S&P 500 Fund (a)(b)	22,720,128	266,961
Schwab International Index Fund, Select Shares (a)	7,729,516	179,789
Schwab Small-Cap Index Fund, Select Shares (a)	6,032,686	149,731

Total Other Investment Companies (Cost $451,848)		596,481

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.5% of net assets

Commercial Paper & Other Obligations 1.4%

Bank of America, London Time Deposit
5.03%, 05/01/07	8,534	8,534

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills
5.01%, 06/14/07	110	109
5.05%, 06/14/07	200	199

		308

Total Short-Term Investments (Cost $8,842)		8,842

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $473,884 and the unrealized appreciation and depreciation were $131,439 and $0, respectively, with net unrealized appreciation of $131,439.

In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	100	7,442	266

(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.

16 See financial notes

Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $451,848)		$596,481
Investments in unaffiliated issuers, at value (cost $8,842)	+	8,842

Total investments, at value (cost $460,690)		605,323
Receivables:
Fund shares sold		1,598
Prepaid expenses	+	1

Total assets		606,922

Liabilities
Payables:
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		13
Fund shares redeemed		873
Due to brokers for futures		68
Accrued expenses	+	38

Total liabilities		1,003

Net Assets
Total assets		606,922
Total liabilities	−	1,003

Net assets		$605,919
Net Assets by Source
Capital received from investors		475,339
Distributions in excess of net investment income		(4,555)
Net realized capital losses		(9,764)
Net unrealized capital gains		144,899

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$605,919		41,292		$14.67

See financial notes 17

Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$9,925
Interest	+	167

Total Investment Income		10,092

Net Realized Gains and Losses
Net realized gains on unaffiliated investments		1
Net realized gains on sales of affiliated underlying funds		1
Net realized gains received from affiliated underlying funds		15,460
Net realized gains on futures contracts	+	95

Net realized gains		15,557

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		27,848
Net unrealized gains on futures contracts	+	172

Net unrealized gains		28,020

Expenses
Investment adviser and administrator fees		1,207
Transfer agent and shareholder service fees		694
Shareholder reports		29
Professional fees		17
Registration fees		13
Portfolio accounting fees		10
Custodian fees		6
Trustees’ fees		4
Other expense	+	12

Total expenses		1,992
Expense reduction by adviser and Schwab	−	603

Net expenses		1,389

Increase in Net Assets from Operations
Total investment income		10,092
Net expenses	−	1,389

Net investment income		8,703
Net realized gains		15,557
Net unrealized gains	+	28,020

Increase in net assets from operations		$52,280

18 See financial notes

Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$8,703	$4,438
Net realized gains		15,557	12,826
Net unrealized gains	+	28,020	69,571

Increase in net assets from operations		52,280	86,835

Distributions Paid
Distributions from net investment income		$10,516	$5,267

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,639	$79,627	5,531	$70,097
Shares Reinvested		728	10,065	416	5,033
Shares Redeemed	+	(3,734)	(52,404)	(7,352)	(92,711)

Net transactions in fund shares		2,633	$37,288	(1,405)	($17,581)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,659	$526,867	40,064	$462,880
Total increase or decrease	+	2,633	79,052	(1,405)	63,987

End of period		41,292	$605,919	38,659	$526,867

Distributions in excess of net investment income			($4,555)		($2,742)

See financial notes 19

Schwab MarketTrack Growth Portfoliotm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	19.16		16.81	15.57	14.36	12.05	13.88

Income or loss from investment operations:
Net investment income	0.31		0.30	0.27	0.21	0.18	0.19
Net realized and unrealized gains or losses	1.23		2.33	1.20	1.21	2.33	(1.62)

Total income or loss from investment operations	1.54		2.63	1.47	1.42	2.51	(1.43)
Less distributions:
Distributions from net investment income	(0.46)		(0.28)	(0.23)	(0.21)	(0.20)	(0.24)
Distributions from net realized gains	(0.17)		—	—	—	—	(0.16)

Total distributions	(0.63)		(0.28)	(0.23)	(0.21)	(0.20)	(0.40)

Net asset value at end of period	20.07		19.16	16.81	15.57	14.36	12.05

Total return (%)	8.19	[1]	15.83	9.48	9.94	21.18	(10.78)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.70	[3]	0.71	0.72	0.73	0.74	0.75
Net investment income	3.16	[3]	1.74	1.58	1.35	1.48	1.35
Portfolio turnover rate	1	[1]	7	33	9	9	21
Net assets, end of period ($ x 1,000,000)	659		602	657	614	578	510

	11/01/06–		4/06/06[4]–
P Shares	4/30/07*		10/31/06

Per-Share Data ($)

Net asset value at beginning of period	19.18		18.32

Income from investment operations:
Net investment income	0.32		0.10
Net realized and unrealized gains	1.23		0.76

Total income from investment operations	1.55		0.86
Less distributions:
Distributions from net investment income	(0.49)		—
Distributions from net realized gains	(0.17)		—

Total distributions	(0.66)		—

Net asset value at end of period	20.07		19.18

Total return (%)	8.28	[1]	4.69	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35	[3]	0.35	[3]
Gross operating expenses[2]	0.55	[3]	0.56	[3]
Net investment income	3.25	[3]	0.95	[3]
Portfolio turnover rate	1	[1]	7	[1]
Net assets, end of period ($ x 1,000,000)	141		119

*	Unaudited.

[1]	Not annualized.
[2]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[3]	Annualized.
[4]	Commencement of operations.

20 See financial notes

Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

16.5%	Common Stock	69,152	131,899
82.9%	Other Investment Companies	502,148	663,315
0.6%	Short-Term Investment	4,868	4,868

100.0%	Total Investments	576,168	800,082
0.0%	Other Assets and Liabilities, Net		(328)

100.0%	Total Net Assets		799,754

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 16.5% of net assets

Automobiles & Components 0.1%

Ford Motor Co.	18,103	146
General Motors Corp.	5,425	169
Harley-Davidson, Inc.	3,000	190
Johnson Controls, Inc.	1,800	184
The Goodyear Tire & Rubber Co. *	1,600	53

		742

Banks 0.8%

BB&T Corp.	5,300	221
Comerica, Inc.	1,700	105
Commerce Bancorp, Inc.	1,800	60
Compass Bancshares, Inc.	1,200	82
Countrywide Financial Corp.	5,298	196
Fannie Mae	9,400	554
First Horizon National Corp.	1,200	47
Freddie Mac	6,600	428
Hudson City Bancorp, Inc.	3,500	47
Huntington Bancshares, Inc.	2,262	50
KeyCorp	4,400	157
M&T Bank Corp.	998	111
Marshall & Ilsley Corp.	2,056	99
MGIC Investment Corp.	900	55
National City Corp.	6,100	223
PNC Financial Services Group, Inc.	2,800	208
Regions Financial Corp.	7,173	252
Sovereign Bancorp, Inc.	3,885	94
SunTrust Banks, Inc.	3,500	295
Synovus Financial Corp.	2,750	87
U.S. Bancorp	17,972	617
Wachovia Corp.	18,552	1,030
Washington Mutual, Inc.	9,843	413
Wells Fargo & Co.	33,230	1,193
Zions Bancorp	900	74

		6,698

Capital Goods 1.5%

3M Co.	7,600	629
American Standard Cos., Inc.	2,100	116
Caterpillar, Inc.	6,600	479
Cooper Industries Ltd., Class A	1,800	90
Cummins, Inc.	800	74
Danaher Corp.	2,800	199
Deere & Co.	2,300	252
Dover Corp.	2,000	96
Eaton Corp.	1,400	125
Emerson Electric Co.	8,000	376
Fluor Corp.	800	76
General Dynamics Corp.	4,000	314
General Electric Co.	102,700	3,786
Goodrich Corp.	1,100	63
Honeywell International, Inc.	8,437	457
Illinois Tool Works, Inc.	4,200	215
Ingersoll-Rand Co., Ltd., Class A	3,300	147
ITT Corp.	1,800	115
L-3 Communications Holdings, Inc.	1,100	99
Lockheed Martin Corp.	3,900	375
Masco Corp.	4,500	122
Northrop Grumman Corp.	3,592	265
PACCAR, Inc.	2,362	198
Pall Corp.	1,000	42
Parker Hannifin Corp.	1,150	106
Raytheon Co.	4,500	241
Rockwell Automation, Inc.	1,900	113
Rockwell Collins, Inc.	1,900	125
Terex Corp. *	800	62
Textron, Inc.	1,500	153
The Boeing Co.	8,078	751
Tyco International Ltd.	19,803	646
United Technologies Corp.	10,000	671
W.W. Grainger, Inc.	900	74

		11,652

Commercial Services & Supplies 0.1%

Allied Waste Industries, Inc. *	3,100	42
Avery Dennison Corp.	1,200	75
Cintas Corp.	1,638	61
Equifax, Inc.	1,200	48
Monster Worldwide, Inc. *	954	40
Pitney Bowes, Inc.	2,300	110
R.R. Donnelley & Sons Co.	2,100	84
Robert Half International, Inc.	1,700	57
Waste Management, Inc.	5,517	206

		723

Consumer Durables & Apparel 0.2%

Brunswick Corp.	900	29
Centex Corp.	1,200	54
Coach, Inc. *	3,600	176
D.R. Horton, Inc.	2,660	59

See financial notes 21

Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Eastman Kodak Co.	3,100	77
Fortune Brands, Inc.	1,400	112
Harman International Industries, Inc.	700	85
Hasbro, Inc.	1,650	52
Jones Apparel Group, Inc.	1,200	40
KB Home	800	35
Leggett & Platt, Inc.	2,000	47
Lennar Corp., Class A	1,300	56
Liz Claiborne, Inc.	1,200	54
Mattel, Inc.	4,150	117
Newell Rubbermaid, Inc.	2,745	84
Nike, Inc., Class B	4,600	248
Polo Ralph Lauren Corp.	500	46
Pulte Homes, Inc.	2,400	65
Snap-on, Inc.	600	33
The Black & Decker Corp.	900	82
The Stanley Works	600	35
VF Corp.	1,200	105
Whirlpool Corp.	907	96

		1,787

Consumer Services 0.3%

Apollo Group, Inc., Class A *	1,700	80
Carnival Corp.	4,300	210
Darden Restaurants, Inc.	1,800	75
H&R Block, Inc.	3,400	77
Harrah’s Entertainment, Inc.	1,780	152
Hilton Hotels Corp.	3,600	122
International Game Technology	3,400	130
Marriott International, Inc., Class A	3,900	176
McDonald’s Corp.	12,400	599
Starbucks Corp. *	7,920	246
Starwood Hotels & Resorts Worldwide, Inc.	1,900	127
Wendy’s International, Inc.	1,000	38
Wyndham Worldwide Corp. *	1,986	69
YUM! Brands, Inc.	3,120	193

		2,294

Diversified Financials 1.7%

American Express Co.	12,300	746
Ameriprise Financial, Inc.	2,300	137
Bank of America Corp.	46,110	2,347
Capital One Financial Corp.	2,900	215
Chicago Mercantile Exchange Holdings, Inc., Class A	340	176
CIT Group, Inc.	2,000	119
Citigroup, Inc.	49,392	2,648
E *TRADE Financial Corp. *	3,500	77
Federated Investors, Inc., Class B	1,100	42
Fifth Third Bancorp	5,369	218
Franklin Resources, Inc.	1,500	197
Janus Capital Group, Inc.	2,200	55
JPMorgan Chase & Co.	34,915	1,819
Legg Mason, Inc.	1,200	119
Lehman Brothers Holdings, Inc.	5,200	392
Mellon Financial Corp.	4,100	176
Merrill Lynch & Co., Inc.	9,400	848
Moody’s Corp.	3,000	198
Morgan Stanley	10,900	916
Northern Trust Corp.	2,200	139
SLM Corp.	4,110	221
State Street Corp.	3,300	227
T. Rowe Price Group, Inc.	2,400	119
The Bank of New York Co., Inc.	7,300	296
The Bear Stearns Cos., Inc.	1,082	169
The Charles Schwab Corp. (a)	11,242	215
The Goldman Sachs Group, Inc.	4,379	957

		13,788

Energy 1.7%

Anadarko Petroleum Corp.	4,836	226
Apache Corp.	3,308	240
Baker Hughes, Inc.	3,360	270
BJ Services Co.	3,000	86
Chesapeake Energy Corp.	3,600	122
Chevron Corp.	21,635	1,683
ConocoPhillips	16,440	1,140
CONSOL Energy, Inc.	1,800	75
Devon Energy Corp.	4,600	335
El Paso Corp.	6,306	95
ENSCO International, Inc.	1,100	62
EOG Resources, Inc.	2,256	166
Exxon Mobil Corp.	57,998	4,604
Halliburton Co.	9,916	315
Hess Corp.	2,520	143
Kinder Morgan, Inc.	1,107	118
Marathon Oil Corp.	3,589	364
Murphy Oil Corp.	1,600	89
Nabors Industries Ltd. *	2,800	90
National-Oilwell Varco, Inc. *	1,600	136
Noble Corp.	1,300	109
Occidental Petroleum Corp.	7,800	395
Peabody Energy Corp.	1,900	91
Rowan Cos., Inc.	1,100	40
Schlumberger Ltd.	11,400	842
Smith International, Inc.	1,900	100
Spectra Energy Corp.	5,674	148
Sunoco, Inc.	1,400	106
The Williams Cos., Inc.	5,000	147
Transocean, Inc. *	2,945	254
Valero Energy Corp.	6,000	421
Weatherford International Ltd. *	2,720	143
XTO Energy, Inc.	3,333	181

		13,336

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	4,400	236
CVS/Caremark Corp.	15,264	553
Safeway, Inc.	4,200	152
Supervalu, Inc.	2,043	94
Sysco Corp.	6,200	203
The Kroger Co.	7,200	212
Wal-Mart Stores, Inc.	24,800	1,188
Walgreen Co.	9,900	435
Whole Foods Market, Inc.	1,000	47

		3,120

22 See financial notes

Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.8%

Altria Group, Inc.	20,300	1,399
Anheuser-Busch Cos., Inc.	7,800	384
Archer-Daniels-Midland Co.	6,532	253
Brown-Forman Corp., Class B	904	58
Campbell Soup Co.	1,800	70
Coca-Cola Enterprises, Inc.	4,000	88
ConAgra Foods, Inc.	4,900	121
Constellation Brands, Inc., Class A *	1,920	43
Dean Foods Co. *	1,300	47
General Mills, Inc.	3,576	214
H.J. Heinz Co.	3,400	160
Kellogg Co.	2,500	132
Kraft Foods, Inc., Class A	14,048	470
McCormick & Co., Inc.	1,400	52
Molson Coors Brewing Co., Class B	800	75
PepsiCo, Inc.	16,460	1,088
Reynolds American, Inc.	2,284	147
Sara Lee Corp.	7,600	125
The Coca-Cola Co.	20,600	1,075
The Hershey Co.	2,400	132
The Pepsi Bottling Group, Inc.	1,932	63
Tyson Foods, Inc., Class A	2,500	52
UST, Inc.	1,600	91
Wm. Wrigley Jr. Co.	2,375	140

		6,479

Health Care Equipment & Services 0.7%

Aetna, Inc.	5,696	267
AmerisourceBergen Corp.	2,000	100
Bausch & Lomb, Inc.	600	35
Baxter International, Inc.	6,100	345
Becton Dickinson & Co.	2,600	205
Biomet, Inc.	2,475	107
Boston Scientific Corp. *	10,887	168
C.R. Bard, Inc.	1,000	83
Cardinal Health, Inc.	4,100	287
CIGNA Corp.	1,400	218
Coventry Health Care, Inc. *	1,650	95
Express Scripts, Inc. *	1,600	153
Hospira, Inc. *	1,530	62
Humana, Inc. *	1,400	89
IMS Health, Inc.	2,300	67
Laboratory Corp. of America Holdings *	1,300	103
Manor Care, Inc.	1,100	71
McKesson Corp.	2,654	156
Medco Health Solutions, Inc. *	2,641	206
Medtronic, Inc.	11,800	625
Patterson Cos., Inc. *	1,300	47
Quest Diagnostics, Inc.	1,802	88
St. Jude Medical, Inc. *	3,500	150
Stryker Corp.	2,884	187
Tenet Healthcare Corp. *	4,650	34
UnitedHealth Group, Inc.	12,600	669
Varian Medical Systems, Inc. *	900	38
WellPoint, Inc. *	5,902	466
Zimmer Holdings, Inc. *	2,300	208

		5,329

Household & Personal Products 0.4%

Avon Products, Inc.	4,800	191
Colgate-Palmolive Co.	5,300	359
Kimberly-Clark Corp.	4,960	353
The Clorox Co.	1,500	101
The Estee Lauder Cos., Inc., Class A	1,100	56
The Procter & Gamble Co.	31,717	2,040

		3,100

Insurance 0.8%

ACE Ltd.	2,500	149
AFLAC, Inc.	5,200	267
Ambac Financial Group, Inc.	1,015	93
American International Group, Inc.	25,551	1,786
AON Corp.	2,625	102
Cincinnati Financial Corp.	1,984	90
Genworth Financial, Inc., Class A	3,700	135
Lincoln National Corp.	3,168	225
Loews Corp.	4,800	227
Marsh & McLennan Cos., Inc.	5,200	165
MBIA, Inc.	1,350	94
MetLife, Inc.	7,310	480
Principal Financial Group, Inc.	3,065	195
Prudential Financial, Inc.	5,200	494
SAFECO Corp.	1,100	73
The Allstate Corp.	6,700	418
The Chubb Corp.	3,800	205
The Hartford Financial Services Group, Inc.	2,900	294
The Progressive Corp.	8,400	194
The Travelers Cos., Inc.	6,453	349
Torchmark Corp.	1,100	75
Unum Group	2,349	58
XL Capital Ltd., Class A	1,300	101

		6,269

Materials 0.5%

Air Products & Chemicals, Inc.	2,300	176
Alcoa, Inc.	8,472	301
Allegheny Technologies, Inc.	735	81
Ashland, Inc.	800	48
Ball Corp.	800	41
Bemis Co., Inc.	1,000	33
E.I. du Pont de Nemours & Co.	9,592	472
Eastman Chemical Co.	800	54
Ecolab, Inc.	2,200	95
Freeport-McMoRan Copper & Gold, Inc.	2,919	196
Hercules, Inc. *	900	17
International Flavors & Fragrances, Inc.	1,100	53
International Paper Co.	4,846	183
MeadWestvaco Corp.	1,970	66
Monsanto Co.	4,986	294
Newmont Mining Corp.	4,201	175
Nucor Corp.	3,600	228
Pactiv Corp. *	1,500	52
PPG Industries, Inc.	1,700	125

See financial notes 23

Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Praxair, Inc.	3,200	207
Rohm and Haas Co.	2,205	113
Sealed Air Corp.	1,764	58
Sigma-Aldrich Corp.	1,200	50
Temple-Inland, Inc.	1,200	71
The Dow Chemical Co.	9,394	419
United States Steel Corp.	900	91
Vulcan Materials Co.	800	99
Weyerhaeuser Co.	2,300	182

		3,980

Media 0.6%

CBS Corp., Class B	7,905	251
Clear Channel Communications, Inc.	5,217	185
Comcast Corp., Class A *	31,764	847
Dow Jones & Co., Inc.	800	29
Gannett Co., Inc.	2,500	143
Meredith Corp.	500	29
News Corp., Class A	24,300	544
Omnicom Group, Inc.	1,800	188
The DIRECTV Group, Inc. *	5,400	129
The E.W. Scripps Co., Class A	800	34
The Interpublic Group of Cos., Inc. *	3,700	47
The McGraw-Hill Cos., Inc.	3,800	249
The New York Times Co., Class A	1,400	33
The Walt Disney Co.	20,119	704
Time Warner, Inc.	40,850	843
Tribune Co.	1,900	62
Viacom, Inc., Class B *	6,905	285

		4,602

Pharmaceuticals & Biotechnology 1.3%

Abbott Laboratories	15,300	866
Allergan, Inc.	1,300	158
Amgen, Inc. *	12,138	779
Applied Biosystems Group - Applera Corp.	2,000	63
Barr Pharmaceuticals, Inc. *	1,100	53
Biogen Idec, Inc. *	3,125	148
Bristol-Myers Squibb Co.	19,000	548
Celgene Corp. *	2,600	159
Eli Lilly and Co.	9,900	585
Forest Laboratories, Inc. *	3,400	181
Genzyme Corp. *	2,400	157
Gilead Sciences, Inc. *	4,300	351
Johnson & Johnson	29,254	1,879
King Pharmaceuticals, Inc. *	2,133	44
MedImmune, Inc. *	2,400	136
Merck & Co. Inc.	21,600	1,111
Millipore Corp. *	400	30
Mylan Laboratories, Inc.	2,600	57
PerkinElmer, Inc.	1,000	24
Pfizer, Inc.	73,476	1,944
Schering-Plough Corp.	14,100	447
Thermo Fisher Scientific, Inc. *	3,530	184
Waters Corp. *	1,300	77
Watson Pharmaceuticals, Inc. *	1,000	27
Wyeth	13,100	727

		10,735

Real Estate 0.1%

Apartment Investment & Management Co., Class A	900	50
Archstone-Smith Trust	1,900	99
AvalonBay Communities, Inc.	600	73
Boston Properties, Inc.	800	94
CB Richard Ellis Group, Inc., Class A *	1,300	44
Equity Residential	2,600	121
Kimco Realty Corp.	431	21
Plum Creek Timber Co., Inc.	1,700	67
ProLogis	1,700	110
Public Storage, Inc.	800	75
Simon Property Group, Inc.	2,200	254
Vornado Realty Trust	1,200	142

		1,150

Retailing 0.6%

Amazon.com, Inc. *	3,000	184
AutoNation, Inc. *	2,190	45
AutoZone, Inc. *	800	106
Bed Bath & Beyond, Inc. *	2,800	114
Best Buy Co., Inc.	4,505	210
Big Lots, Inc. *	1,100	35
Circuit City Stores, Inc.	2,000	35
Dillard’s, Inc., Class A	500	17
Dollar General Corp.	3,303	71
eBay, Inc. *	11,036	375
Family Dollar Stores, Inc.	1,700	54
Federated Department Stores, Inc.	5,144	226
Genuine Parts Co.	1,800	89
IAC/InterActiveCorp *	1,600	61
J.C. Penney Co., Inc.	2,800	221
Kohl’s Corp. *	3,200	237
Limited Brands, Inc.	3,738	103
Lowe’s Cos., Inc.	15,200	465
Nordstrom, Inc.	2,600	143
Office Depot, Inc. *	3,300	111
OfficeMax, Inc.	700	34
RadioShack Corp.	1,900	55
Sears Holdings Corp. *	1,000	191
Staples, Inc.	7,125	177
Target Corp.	8,800	522
The Gap, Inc.	7,200	129
The Home Depot, Inc.	21,040	797
The Sherwin-Williams Co.	1,200	77
The TJX Cos., Inc.	5,200	145
Tiffany & Co.	1,400	67

		5,096

Semiconductors & Semiconductor Equipment 0.4%

Advanced Micro Devices, Inc. *	3,840	53
Altera Corp. *	3,680	83
Analog Devices, Inc.	3,400	131
Applied Materials, Inc.	16,200	311
Broadcom Corp., Class A *	4,350	142
Intel Corp.	60,530	1,301
KLA-Tencor Corp.	1,800	100
Linear Technology Corp.	3,000	112

24 See financial notes

Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

LSI Corp. *	3,000	26
Maxim Integrated Products, Inc.	3,100	98
Micron Technology, Inc. *	5,400	62
National Semiconductor Corp.	3,400	90
Novellus Systems, Inc. *	1,325	43
NVIDIA Corp. *	2,800	92
PMC-Sierra, Inc. *	1,600	12
Teradyne, Inc. *	1,700	30
Texas Instruments, Inc.	14,800	509
Xilinx, Inc.	3,200	94

		3,289

Software & Services 0.9%

Adobe Systems, Inc. *	4,800	200
Affiliated Computer Services, Inc., Class A *	1,271	76
Autodesk, Inc. *	2,400	99
Automatic Data Processing, Inc.	5,700	255
BMC Software, Inc. *	2,400	78
Broadridge Financial Solutions, Inc. *	1,425	29
CA, Inc.	5,625	153
Citrix Systems, Inc. *	1,800	59
Cognizant Technology Solutions Corp., Class A *	1,400	125
Computer Sciences Corp. *	1,680	93
Compuware Corp. *	3,600	36
Convergys Corp. *	1,354	34
Electronic Arts, Inc. (EA) *	2,866	144
Electronic Data Systems Corp.	4,600	135
Fidelity National Information Services, Inc.	1,600	81
First Data Corp.	7,888	256
Fiserv, Inc. *	1,800	96
Google, Inc., Class A *	2,100	990
Intuit, Inc. *	3,944	112
Microsoft Corp.	86,420	2,587
Novell, Inc. *	3,200	23
Oracle Corp. *	38,295	720
Paychex, Inc.	3,600	134
Symantec Corp. *	9,321	164
Unisys Corp. *	3,100	24
Verisign, Inc. *	2,500	68
Western Union Co.	7,888	166
Yahoo!, Inc. *	12,600	353

		7,290

Technology Hardware & Equipment 1.1%

ADC Telecommunications, Inc. *	857	16
Agilent Technologies, Inc. *	4,437	153
Apple, Inc. *	8,000	798
Avaya, Inc. *	4,132	53
Ciena Corp. *	457	13
Cisco Systems, Inc. *	63,500	1,698
Corning, Inc. *	13,900	330
Dell, Inc. *	23,740	598
EMC Corp. *	23,186	352
Hewlett-Packard Co.	28,403	1,197
International Business Machines Corp.	15,820	1,617
Jabil Circuit, Inc.	1,998	47
JDS Uniphase Corp. *	1,573	26
Juniper Networks, Inc. *	4,200	94
Lexmark International, Inc., Class A *	1,300	71
Molex, Inc.	1,875	56
Motorola, Inc.	24,131	418
NCR Corp. *	2,000	101
Network Appliance, Inc. *	3,400	127
QLogic Corp. *	1,738	31
QUALCOMM, Inc.	16,200	710
SanDisk Corp. *	1,800	78
Sanmina-SCI Corp. *	5,000	17
Solectron Corp. *	7,900	26
Sun Microsystems, Inc. *	30,800	161
Tektronix, Inc.	900	26
Tellabs, Inc. *	4,000	42
Xerox Corp. *	9,400	174

		9,030

Telecommunication Services 0.6%

ALLTEL Corp.	3,730	234
AT&T, Inc.	61,655	2,387
CenturyTel, Inc.	1,350	62
Citizens Communications Co.	2,576	40
Embarq Corp.	1,428	86
Qwest Communications International, Inc. *	15,773	140
Sprint Nextel Corp.	28,569	572
Verizon Communications, Inc.	27,258	1,041
Windstream Corp.	3,856	57

		4,619

Transportation 0.3%

Burlington Northern Santa Fe Corp.	3,800	333
CSX Corp.	4,400	190
Delta Air Lines, Inc. *	1,300	—
FedEx Corp.	2,920	308
Norfolk Southern Corp.	3,600	192
Ryder System, Inc.	400	21
Southwest Airlines Co.	7,480	107
Union Pacific Corp.	2,500	285
United Parcel Service, Inc., Class B	10,818	762

		2,198

Utilities 0.6%

Allegheny Energy, Inc. *	1,070	57
Ameren Corp.	1,800	95
American Electric Power Co., Inc.	3,860	194
CenterPoint Energy, Inc.	2,949	56
CMS Energy Corp.	1,000	18
Consolidated Edison, Inc.	2,100	108
Constellation Energy Group	1,700	151
Dominion Resources, Inc.	3,378	308
DTE Energy Co.	1,700	86
Duke Energy Corp.	11,348	233
Dynegy, Inc., Class A *	3,100	29
Edison International	3,200	167
Entergy Corp.	2,100	238
Exelon Corp.	6,524	492
FirstEnergy Corp.	3,195	219

See financial notes 25

Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

FPL Group, Inc.	3,800	245
Integrys Energy Group, Inc.	165	9
KeySpan Corp.	1,300	54
Nicor, Inc.	500	26
NiSource, Inc.	2,646	65
PG&E Corp.	4,000	202
Pinnacle West Capital Corp.	800	39
PPL Corp.	3,600	157
Progress Energy, Inc.	2,475	125
Public Service Enterprise Group, Inc.	2,300	199
Questar Corp.	600	58
Sempra Energy	2,103	133
Southern Co.	7,200	272
TECO Energy, Inc.	1,300	23
The AES Corp. *	6,000	132
TXU Corp.	4,734	310
Xcel Energy, Inc.	3,850	93

		4,593

Total Common Stock (Cost $69,152)		131,899

Other Investment Companies 82.9% of net assets

Schwab Institutional Select S&P 500 Fund (a)	17,157,246	201,598
Schwab International Index Fund, Select Shares (a)	6,686,244	155,522
Schwab Small-Cap Index Fund, Select Shares (a)	6,272,591	155,686
Schwab Total Bond Market Fund (a)	11,825,300	116,834
Schwab Value Advantage Money Fund, Institutional Shares (a)	33,675,215	33,675

Total Other Investment Companies (Cost $502,148)		663,315

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.6% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	4,868	4,868

Total Short-Term Investment (Cost $4,868)		4,868

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $581,230 and the unrealized appreciation and depreciation were $224,893 and ($6,041), respectively, with a net unrealized appreciation of $218,852.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $502,148)		$663,315
Investments in unaffiliated issuers, at value (cost $74,020)	+	136,767

Total investments, at value (cost $576,168)		800,082
Receivables:
Investments sold		1
Fund shares sold		882
Dividends		656
Interest		1
Prepaid expenses	+	2

Total assets		801,624

Liabilities
Payables:
Investments bought		483
Investment adviser and administrator fees		15
Transfer agent and shareholder services fees		15
Fund shares redeemed		1,310
Accrued expenses	+	47

Total liabilities		1,870

Net Assets
Total assets		801,624
Total liabilities	−	1,870

Net assets		$799,754
Net Assets by Source
Capital received from investors		565,650
Distributions in excess of net investment income		(1,875)
Net realized capital gains		12,065
Net unrealized capital gains		223,914

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$658,550		32,813		$20.07
P Shares	$141,204		7,037		$20.07

See financial notes 27

Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$12,336
Dividends, including $1 from affiliated issuer		1,302
Interest	+	150

Total Investment Income		13,788

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		900
Net realized gains received from affiliated underlying funds		16,619
Net realized losses on unaffiliated investments	+	(391)

Net realized gains		17,128

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		21,430
Net unrealized gains on unaffiliated investments	+	9,525

Net unrealized gains		30,955

Expenses
Investment adviser and administrator fees		1,595
Transfer agent and shareholder service fees:
Investor Shares		779
P Shares		66
Shareholder reports		22
Portfolio accounting fees		18
Professional fees		17
Registration fees		12
Custodian fees		9
Trustees’ fees		4
Other expenses	+	13

Total expenses		2,535
Expense reduction by adviser and Schwab	−	747

Net expenses		1,788

Increase in Net Assets from Operations
Total investment income		13,788
Net expenses	−	1,788

Net investment income		12,000
Net realized gains		17,128
Net unrealized gains	+	30,955

Increase in net assets from operations		$60,083

28 See financial notes

Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$12,000	$11,553
Net realized gains		17,128	11,678
Net unrealized gains	+	30,955	78,692

Increase in net assets from operations		60,083	101,923

Distributions Paid

Distributions from net investment income
Investor Shares		14,374	10,988
P. Shares	+	3,227	—

Total distributions from net investment income		17,601	10,988

Distributions from net realized gains
Investor Shares		5,401	—
P. Shares	+	1,126	—

Total distributions from net realized gains		6,527	—

Total distributions		$24,128	$10,988

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,262	$63,513	4,979	$88,820
P. Shares	+	1,009	19,511	7,185	131,591

Total shares sold		4,271	$83,024	12,164	$220,411

Shares Reinvested
Investor Shares		999	$19,078	616	$10,669
P. Shares	+	228	4,353	—	—

Total shares reinvested		1,227	$23,431	616	$10,669

Shares Redeemed
Investor Shares		(2,863)	($55,618)	(13,275)	($240,466)
P. Shares	+	(392)	(7,639)	(993)	(18,069)

Total shares redeemed		(3,255)	($63,257)	(14,268)	($258,535)

Net transactions in fund shares		2,243	$43,198	(1,488)	($27,455)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,607	$720,601	39,095	$657,121
Total increase or decrease	+	2,243	79,153	(1,488)	63,480

End of period		39,850	$799,754	37,607	$720,601

Distributions in excess of net investment income/			($1,875)		$3,726
Net investment income not yet distributed

See financial notes 29

Schwab MarketTrack Balanced Portfoliotm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	17.04		15.46	14.66	13.78	12.05	13.47

Income or loss from investment operations:
Net investment income	0.30		0.38	0.34	0.29	0.25	0.32
Net realized and unrealized gains or losses	0.84		1.58	0.74	0.88	1.77	(1.22)

Total income or loss from investment operations	1.14		1.96	1.08	1.17	2.02	(0.90)
Less distributions:
Distributions from net investment income	(0.50)		(0.34)	(0.28)	(0.29)	(0.29)	(0.40)
Distributions from net realized gains	(0.29)		(0.04)	—	—	—	(0.12)

Total distributions	(0.79)		(0.38)	(0.28)	(0.29)	(0.29)	(0.52)

Net asset value at end of period	17.39		17.04	15.46	14.66	13.78	12.05

Total return (%)	6.84	[1]	12.92	7.41	8.61	17.12	(7.08)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.71	[3]	0.73	0.73	0.74	0.74	0.74
Net investment income	3.52	[3]	2.35	2.20	2.03	1.98	2.35
Portfolio turnover rate	2	[1]	8	25	11	17	31
Net assets, end of period ($ x 1,000,000)	582		534	519	541	516	462

*	Unaudited.

[1]	Not annualized.
[2]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[3]	Annualized.

30 See financial notes

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

15.1%		Common Stock	46,811	88,104
84.1%		Other Investment Companies	397,151	489,415
0.9%		Short-Term Investment	5,417	5,417

100.1%		Total Investments	449,379	582,936
(0	.1)%	Other Assets and Liabilities, Net		(686)

100.0%		Total Net Assets		582,250

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 15.1% of net assets

Automobiles & Components 0.1%

Ford Motor Co.	12,185	98
General Motors Corp.	3,650	114
Harley-Davidson, Inc.	1,700	108
Johnson Controls, Inc.	1,200	123
The Goodyear Tire & Rubber Co. *	1,600	53

		496

Banks 0.8%

BB&T Corp.	3,600	150
Comerica, Inc.	1,100	68
Commerce Bancorp, Inc.	1,200	40
Compass Bancshares, Inc.	800	55
Countrywide Financial Corp.	3,498	130
Fannie Mae	6,300	371
First Horizon National Corp.	800	31
Freddie Mac	4,500	291
Hudson City Bancorp, Inc.	2,400	32
Huntington Bancshares, Inc.	1,597	35
KeyCorp	3,000	107
M&T Bank Corp.	500	56
Marshall & Ilsley Corp.	1,344	65
MGIC Investment Corp.	700	43
National City Corp.	4,100	150
PNC Financial Services Group, Inc.	2,100	156
Regions Financial Corp.	5,151	181
Sovereign Bancorp, Inc.	1,890	46
SunTrust Banks, Inc.	2,300	194
Synovus Financial Corp.	1,900	60
U.S. Bancorp	11,654	400
Wachovia Corp.	12,596	700
Washington Mutual, Inc.	6,234	262
Wells Fargo & Co.	22,470	806
Zions Bancorp	600	49

		4,478

Capital Goods 1.3%

3M Co.	5,000	414
American Standard Cos., Inc.	1,100	61
Caterpillar, Inc.	4,300	312
Cooper Industries Ltd., Class A	1,600	80
Cummins, Inc.	600	55
Danaher Corp.	2,000	142
Deere & Co.	1,500	164
Dover Corp.	1,400	67
Eaton Corp.	1,000	89
Emerson Electric Co.	5,600	263
Fluor Corp.	500	48
General Dynamics Corp.	2,600	204
General Electric Co.	68,560	2,527
Goodrich Corp.	700	40
Honeywell International, Inc.	5,700	309
Illinois Tool Works, Inc.	2,800	144
Ingersoll-Rand Co., Ltd., Class A	2,200	98
ITT Corp.	1,400	89
L-3 Communications Holdings, Inc.	700	63
Lockheed Martin Corp.	2,400	231
Masco Corp.	3,000	82
Northrop Grumman Corp.	2,456	181
PACCAR, Inc.	1,575	132
Pall Corp.	1,100	46
Parker Hannifin Corp.	700	64
Raytheon Co.	3,200	171
Rockwell Automation, Inc.	800	48
Rockwell Collins, Inc.	1,200	79
Terex Corp. *	500	39
Textron, Inc.	1,000	102
The Boeing Co.	5,484	510
Tyco International Ltd.	12,949	422
United Technologies Corp.	6,900	463
W.W. Grainger, Inc.	600	50

		7,789

Commercial Services & Supplies 0.1%

Allied Waste Industries, Inc. *	2,100	28
Avery Dennison Corp.	700	44
Cintas Corp.	402	15
Equifax, Inc.	900	36
Monster Worldwide, Inc. *	666	28
Pitney Bowes, Inc.	1,600	77
R.R. Donnelley & Sons Co.	1,800	72
Robert Half International, Inc.	1,200	40
Waste Management, Inc.	3,712	139

		479

Consumer Durables & Apparel 0.2%

Brunswick Corp.	600	20
Centex Corp.	800	36
Coach, Inc. *	2,700	132
D.R. Horton, Inc.	1,790	40

See financial notes 31

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Eastman Kodak Co.	2,000	50
Fortune Brands, Inc.	1,000	80
Harman International Industries, Inc.	300	37
Hasbro, Inc.	1,275	40
Jones Apparel Group, Inc.	800	27
KB Home	600	26
Leggett & Platt, Inc.	300	7
Lennar Corp., Class A	900	38
Liz Claiborne, Inc.	800	36
Mattel, Inc.	2,825	80
Newell Rubbermaid, Inc.	1,872	57
Nike, Inc., Class B	2,600	140
Polo Ralph Lauren Corp.	500	46
Pulte Homes, Inc.	700	19
Snap-on, Inc.	650	35
The Black & Decker Corp.	600	54
The Stanley Works	600	35
VF Corp.	800	70
Whirlpool Corp.	271	29

		1,134

Consumer Services 0.2%

Apollo Group, Inc., Class A *	1,100	52
Carnival Corp.	2,870	140
Darden Restaurants, Inc.	950	40
H&R Block, Inc.	1,200	27
Harrah’s Entertainment, Inc.	1,200	102
Hilton Hotels Corp.	2,500	85
International Game Technology	2,100	80
Marriott International, Inc., Class A	2,200	100
McDonald’s Corp.	8,100	391
Starbucks Corp. *	4,880	151
Starwood Hotels & Resorts Worldwide, Inc.	1,200	81
Wendy’s International, Inc.	800	30
Wyndham Worldwide Corp. *	1,283	44
YUM! Brands, Inc.	2,060	128

		1,451

Diversified Financials 1.6%

American Express Co.	8,310	504
Ameriprise Financial, Inc.	1,842	110
Bank of America Corp.	30,427	1,549
Capital One Financial Corp.	2,400	178
Chicago Mercantile Exchange Holdings, Inc., Class A	230	119
CIT Group, Inc.	1,300	78
Citigroup, Inc.	34,266	1,837
E *TRADE Financial Corp. *	2,400	53
Federated Investors, Inc., Class B	700	27
Fifth Third Bancorp	4,058	165
Franklin Resources, Inc.	1,210	159
Janus Capital Group, Inc.	1,400	35
JPMorgan Chase & Co.	23,413	1,220
Legg Mason, Inc.	800	79
Lehman Brothers Holdings, Inc.	3,600	271
Mellon Financial Corp.	2,800	120
Merrill Lynch & Co., Inc.	6,300	569
Moody’s Corp.	2,000	132
Morgan Stanley	7,210	606
Northern Trust Corp.	1,400	88
SLM Corp.	2,200	118
State Street Corp.	2,400	165
T. Rowe Price Group, Inc.	2,000	99
The Bank of New York Co., Inc.	4,900	198
The Bear Stearns Cos., Inc.	902	140
The Charles Schwab Corp. (a)	6,883	132
The Goldman Sachs Group, Inc.	3,079	673

		9,424

Energy 1.5%

Anadarko Petroleum Corp.	3,020	141
Apache Corp.	2,048	149
Baker Hughes, Inc.	1,750	141
BJ Services Co.	1,200	34
Chesapeake Energy Corp.	2,300	78
Chevron Corp.	14,127	1,099
ConocoPhillips	10,585	734
CONSOL Energy, Inc.	1,200	50
Devon Energy Corp.	2,600	189
El Paso Corp.	3,222	48
ENSCO International, Inc.	800	45
EOG Resources, Inc.	1,518	112
Exxon Mobil Corp.	38,710	3,073
Halliburton Co.	6,748	214
Hess Corp.	1,800	102
Kinder Morgan, Inc.	745	79
Marathon Oil Corp.	2,218	225
Murphy Oil Corp.	1,100	61
Nabors Industries Ltd. *	2,000	64
National-Oilwell Varco, Inc. *	1,130	96
Noble Corp.	900	76
Occidental Petroleum Corp.	5,400	274
Peabody Energy Corp.	1,300	62
Rowan Cos., Inc.	600	22
Schlumberger Ltd.	7,800	576
Smith International, Inc.	1,300	68
Spectra Energy Corp.	3,756	98
Sunoco, Inc.	500	38
The Williams Cos., Inc.	3,000	89
Transocean, Inc. *	1,616	139
Valero Energy Corp.	4,000	281
Weatherford International Ltd. *	1,820	96
XTO Energy, Inc.	2,266	123

		8,676

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	3,000	161
CVS/Caremark Corp.	10,189	369
Safeway, Inc.	2,800	102
Supervalu, Inc.	786	36
Sysco Corp.	3,500	115
The Kroger Co.	5,300	156
Wal-Mart Stores, Inc.	16,640	797
Walgreen Co.	6,600	290
Whole Foods Market, Inc.	800	37

		2,063

32 See financial notes

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.7%

Altria Group, Inc.	13,640	940
Anheuser-Busch Cos., Inc.	5,200	256
Archer-Daniels-Midland Co.	3,746	145
Brown-Forman Corp., Class B	204	13
Campbell Soup Co.	1,200	47
Coca-Cola Enterprises, Inc.	1,800	40
ConAgra Foods, Inc.	3,800	93
Constellation Brands, Inc., Class A *	1,290	29
Dean Foods Co. *	800	29
General Mills, Inc.	2,392	143
H.J. Heinz Co.	2,300	108
Kellogg Co.	1,700	90
Kraft Foods, Inc., Class A	9,439	316
McCormick & Co., Inc.	900	33
Molson Coors Brewing Co., Class B	200	19
PepsiCo, Inc.	11,070	732
Reynolds American, Inc.	1,228	79
Sara Lee Corp.	5,100	84
The Coca-Cola Co.	13,810	721
The Hershey Co.	700	38
The Pepsi Bottling Group, Inc.	926	30
Tyson Foods, Inc., Class A	1,700	36
UST, Inc.	1,100	62
Wm. Wrigley Jr. Co.	1,000	59

		4,142

Health Care Equipment & Services 0.6%

Aetna, Inc.	4,136	194
AmerisourceBergen Corp.	1,400	70
Bausch & Lomb, Inc.	400	23
Baxter International, Inc.	4,600	260
Becton Dickinson & Co.	1,800	142
Biomet, Inc.	1,575	68
Boston Scientific Corp. *	7,307	113
C.R. Bard, Inc.	600	50
Cardinal Health, Inc.	2,775	194
CIGNA Corp.	1,000	156
Coventry Health Care, Inc. *	1,250	72
Express Scripts, Inc. *	1,000	96
Hospira, Inc. *	1,020	41
Humana, Inc. *	1,300	82
IMS Health, Inc.	1,500	44
Laboratory Corp. of America Holdings *	900	71
Manor Care, Inc.	100	6
McKesson Corp.	2,173	128
Medco Health Solutions, Inc. *	1,784	139
Medtronic, Inc.	7,800	413
Patterson Cos., Inc. *	900	32
Quest Diagnostics, Inc.	670	33
St. Jude Medical, Inc. *	2,120	91
Stryker Corp.	1,946	126
Tenet Healthcare Corp. *	3,150	23
UnitedHealth Group, Inc.	8,400	446
Varian Medical Systems, Inc. *	700	30
WellPoint, Inc. *	4,252	336
Zimmer Holdings, Inc. *	1,500	136

		3,615

Household & Personal Products 0.4%

Avon Products, Inc.	3,000	119
Colgate-Palmolive Co.	3,600	244
Kimberly-Clark Corp.	3,380	241
The Clorox Co.	1,300	87
The Estee Lauder Cos., Inc., Class A	700	36
The Procter & Gamble Co.	21,832	1,404

		2,131

Insurance 0.8%

ACE Ltd.	1,700	101
AFLAC, Inc.	3,300	170
Ambac Financial Group, Inc.	884	81
American International Group, Inc.	17,342	1,212
AON Corp.	2,025	79
Cincinnati Financial Corp.	623	28
Genworth Financial, Inc., Class A	3,300	120
Lincoln National Corp.	2,243	160
Loews Corp.	3,300	156
Marsh & McLennan Cos., Inc.	3,600	114
MBIA, Inc.	550	38
MetLife, Inc.	5,286	347
Principal Financial Group, Inc.	2,329	148
Prudential Financial, Inc.	3,500	333
SAFECO Corp.	800	53
The Allstate Corp.	4,700	293
The Chubb Corp.	3,000	162
The Hartford Financial Services Group, Inc.	2,300	233
The Progressive Corp.	6,000	138
The Travelers Cos., Inc.	4,841	262
Torchmark Corp.	800	55
Unum Group	2,757	69
XL Capital Ltd., Class A	800	62

		4,414

Materials 0.5%

Air Products & Chemicals, Inc.	1,500	115
Alcoa, Inc.	5,648	200
Allegheny Technologies, Inc.	492	54
Ashland, Inc.	500	30
Ball Corp.	800	41
Bemis Co., Inc.	600	20
E.I. du Pont de Nemours & Co.	6,484	319
Eastman Chemical Co.	600	41
Ecolab, Inc.	1,200	52
Freeport-McMoRan Copper & Gold, Inc., Class B	1,823	122
Hercules, Inc. *	1,300	25
International Flavors & Fragrances, Inc.	500	24
International Paper Co.	3,166	119
MeadWestvaco Corp.	579	19
Monsanto Co.	3,854	227
Newmont Mining Corp.	2,754	115
Nucor Corp.	2,400	152
Pactiv Corp. *	1,000	35
PPG Industries, Inc.	1,200	88

See financial notes 33

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Praxair, Inc.	2,000	129
Rohm & Haas Co.	1,421	73
Sealed Air Corp.	1,242	41
Sigma-Aldrich Corp.	1,000	42
Temple-Inland, Inc.	800	47
The Dow Chemical Co.	6,049	270
United States Steel Corp.	700	71
Vulcan Materials Co.	400	49
Weyerhaeuser Co.	1,400	111

		2,631

Media 0.5%

CBS Corp., Class B	5,309	169
Clear Channel Communications, Inc.	4,080	144
Comcast Corp., Class A *	21,991	586
Dow Jones & Co., Inc.	600	22
Gannett Co., Inc.	1,700	97
Meredith Corp.	300	17
News Corp., Class A	16,300	365
Omnicom Group, Inc.	1,200	126
The DIRECTV Group, Inc. *	3,600	86
The E.W. Scripps Co., Class A	600	26
The Interpublic Group of Cos., Inc. *	2,500	32
The McGraw-Hill Cos., Inc.	2,400	157
The New York Times Co., Class A	100	2
The Walt Disney Co.	14,117	494
Time Warner, Inc.	26,470	546
Tribune Co.	600	20
Viacom, Inc., Class B *	4,609	190

		3,079

Pharmaceuticals & Biotechnology 1.2%

Abbott Laboratories	10,200	578
Allergan, Inc.	900	109
Amgen, Inc. *	8,340	535
Applied Biosystems Group - Applera Corp.	1,400	44
Barr Pharmaceuticals, Inc. *	600	29
Biogen Idec, Inc. *	2,550	120
Bristol-Myers Squibb Co.	12,800	369
Celgene Corp. *	1,800	110
Eli Lilly and Co.	6,500	384
Forest Laboratories, Inc. *	2,400	128
Genzyme Corp. *	1,700	111
Gilead Sciences, Inc. *	2,980	244
Johnson & Johnson	19,872	1,276
King Pharmaceuticals, Inc. *	1,388	28
MedImmune, Inc. *	1,400	79
Merck & Co. Inc.	14,500	746
Millipore Corp. *	200	15
Mylan Laboratories, Inc.	1,700	37
PerkinElmer, Inc.	600	15
Pfizer, Inc.	49,386	1,307
Schering-Plough Corp.	10,300	327
Thermo Fisher Scientific, Inc. *	2,340	122
Waters Corp. *	900	53
Watson Pharmaceuticals, Inc. *	1,100	30
Wyeth	8,800	488

		7,284

Real Estate 0.1%

Apartment Investment & Management Co., Class A	600	33
Archstone-Smith Trust	1,300	68
AvalonBay Communities, Inc.	400	49
Boston Properties, Inc.	500	59
CB Richard Ellis Group, Inc., Class A *	900	30
Equity Residential	1,700	79
Kimco Realty Corp.	1,001	48
Plum Creek Timber Co., Inc.	1,200	48
ProLogis	1,200	78
Public Storage, Inc.	600	56
Simon Property Group, Inc.	1,450	167
Vornado Realty Trust	800	95

		810

Retailing 0.6%

Amazon.com, Inc. *	2,000	123
AutoNation, Inc. *	100	2
AutoZone, Inc. *	500	67
Bed Bath & Beyond, Inc. *	1,800	73
Best Buy Co., Inc.	2,250	105
Big Lots, Inc. *	1,200	39
Circuit City Stores, Inc.	1,400	24
Dillard’s, Inc., Class A	700	24
Dollar General Corp.	902	19
eBay, Inc. *	7,416	252
Family Dollar Stores, Inc.	1,100	35
Federated Department Stores, Inc.	3,508	154
Genuine Parts Co.	650	32
IAC/InterActiveCorp *	1,100	42
J.C. Penney Co., Inc.	1,700	134
Kohl’s Corp. *	2,200	163
Limited Brands, Inc.	1,591	44
Lowe’s Cos., Inc.	10,000	306
Nordstrom, Inc.	1,800	99
Office Depot, Inc. *	1,800	61
OfficeMax, Inc.	600	30
RadioShack Corp.	900	26
Sears Holdings Corp. *	673	129
Staples, Inc.	4,575	113
Target Corp.	5,800	344
The Gap, Inc.	3,862	69
The Home Depot, Inc.	14,600	553
The Sherwin-Williams Co.	1,100	70
The TJX Cos., Inc.	3,600	100
Tiffany & Co.	350	17

		3,249

Semiconductors & Semiconductor Equipment 0.4%

Advanced Micro Devices, Inc. *	2,040	28
Altera Corp. *	2,546	57
Analog Devices, Inc.	2,300	89
Applied Materials, Inc.	10,900	209
Broadcom Corp., Class A *	3,000	98
Intel Corp.	40,660	874
KLA-Tencor Corp.	1,600	89
Linear Technology Corp.	1,300	49

34 See financial notes

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

LSI Logic Corp. *	2,000	17
Maxim Integrated Products, Inc.	2,100	67
Micron Technology, Inc. *	3,600	41
National Semiconductor Corp.	2,200	58
Novellus Systems, Inc. *	900	29
NVIDIA Corp. *	2,700	89
PMC-Sierra, Inc. *	1,100	8
Teradyne, Inc. *	1,100	19
Texas Instruments, Inc.	9,800	337
Xilinx, Inc.	2,100	62

		2,220

Software & Services 0.8%

Adobe Systems, Inc. *	3,200	133
Affiliated Computer Services, Inc., Class A *	465	28
Autodesk, Inc. *	1,600	66
Automatic Data Processing, Inc.	3,900	175
BMC Software, Inc. *	1,600	52
Broadridge Financial Solutions, Inc. *	975	20
CA, Inc.	3,825	104
Citrix Systems, Inc. *	1,200	39
Cognizant Technology Solutions Corp., Class A *	900	80
Computer Sciences Corp. *	1,090	61
Compuware Corp. *	2,400	24
Convergys Corp. *	1,369	35
Electronic Arts, Inc. *	2,292	116
Electronic Data Systems Corp.	3,800	111
Fidelity National Information Services, Inc.	1,000	50
First Data Corp.	5,004	162
Fiserv, Inc. *	1,200	64
Google, Inc., Class A *	1,400	660
Intuit, Inc. *	2,654	75
Microsoft Corp.	58,390	1,748
Novell, Inc. *	2,200	16
Oracle Corp. *	25,721	484
Paychex, Inc.	2,475	92
Symantec Corp. *	5,018	88
Unisys Corp. *	2,100	16
VeriSign, Inc. *	1,600	44
Western Union Co.	5,704	120
Yahoo!, Inc. *	7,500	210

		4,873

Technology Hardware & Equipment 1.0%

ADC Telecommunications, Inc. *	714	13
Agilent Technologies, Inc. *	2,917	100
Apple, Inc. *	5,430	542
Avaya, Inc. *	3,875	50
Ciena Corp. *	300	9
Cisco Systems, Inc. *	42,100	1,126
Corning, Inc. *	9,550	227
Dell, Inc. *	16,500	416
EMC Corp. *	15,562	236
Hewlett-Packard Co.	18,324	772
International Business Machines Corp.	10,200	1,043
Jabil Circuit, Inc.	441	10
JDS Uniphase Corp. *	1,058	17
Juniper Networks, Inc. *	3,000	67
Lexmark International, Inc., Class A *	800	44
Molex, Inc.	250	7
Motorola, Inc.	16,150	280
NCR Corp. *	1,200	60
Network Appliance, Inc. *	2,800	104
QLogic Corp. *	1,170	21
QUALCOMM, Inc.	10,760	471
SanDisk Corp. *	1,200	52
Sanmina-SCI Corp. *	3,400	12
Solectron Corp. *	5,300	18
Sun Microsystems, Inc. *	25,100	131
Tektronix, Inc.	500	15
Tellabs, Inc. *	2,700	29
Xerox Corp. *	7,000	129

		6,001

Telecommunication Services 0.5%

ALLTEL Corp.	2,510	157
AT&T, Inc.	41,406	1,603
CenturyTel, Inc.	900	41
Citizens Communications Co.	1,732	27
Embarq Corp.	943	57
Qwest Communications International, Inc. *	11,922	106
Sprint Nextel Corp.	18,876	378
Verizon Communications, Inc.	19,036	727
Windstream Corp.	2,595	38

		3,134

Transportation 0.3%

Burlington Northern Santa Fe Corp.	2,500	219
CSX Corp.	3,000	129
Delta Air Lines, Inc. *	900	—
FedEx Corp.	2,160	228
Norfolk Southern Corp.	2,500	133
Ryder System, Inc.	400	21
Southwest Airlines Co.	5,137	74
Union Pacific Corp.	1,700	194
United Parcel Service, Inc., Class B	6,785	478

		1,476

Utilities 0.5%

Allegheny Energy, Inc. *	720	38
Ameren Corp.	1,200	63
American Electric Power Co., Inc.	2,880	145
CenterPoint Energy, Inc.	1,924	36
CMS Energy Corp.	700	13
Consolidated Edison, Inc.	1,500	77
Constellation Energy Group	1,000	89
Dominion Resources, Inc.	2,167	198
DTE Energy Co.	1,000	51
Duke Energy Corp.	7,512	154
Dynegy, Inc., Class A *	2,100	20
Edison International	2,200	115
Entergy Corp.	1,500	170
Exelon Corp.	4,324	326
FirstEnergy Corp.	2,030	139

See financial notes 35

Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

FPL Group, Inc.	2,600	167
Integrys Energy Group, Inc.	165	9
KeySpan Corp.	900	37
Nicor, Inc.	300	15
NiSource, Inc.	1,651	41
PG&E Corp.	2,700	137
Pinnacle West Capital Corp.	600	29
PPL Corp.	2,000	87
Progress Energy, Inc.	1,593	81
Public Service Enterprise Group, Inc.	1,500	130
Questar Corp.	400	39
Sempra Energy	1,360	86
Southern Co.	4,500	170
TECO Energy, Inc.	900	16
The AES Corp. *	4,900	108
TXU Corp.	3,164	207
Xcel Energy, Inc.	2,585	62

		3,055
Total Common Stock (Cost $46,811)		88,104

Other Investment Companies 84.1% of net assets

Schwab Institutional Select S&P 500 Fund (a)	8,227,166	96,669
Schwab International Index Fund, Select Shares (a)	3,659,051	85,110
Schwab Small-Cap Index Fund, Select Shares (a)	3,400,739	84,406
Schwab Total Bond Market Fund (a)	20,180,153	199,380
Schwab Value Advantage Money Fund, Institutional Shares (a)	23,849,654	23,850

Total Other Investment Companies (Cost $397,151)		489,415

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.9% of net assets

Commercial Paper & Other Obligations 0.9%

Bank of America, London Time Deposit
5.03%, 05/01/07	5,417	5,417

Total Short-Term Investment (Cost $5,417)		5,417

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $452,322, and the unrealized appreciation and depreciation were $134,538 and ($3,924), respectively, with net unrealized appreciation of $130,614.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $397,151)		$489,415
Investments in unaffiliated issuers, at value (cost $52,228)	+	93,521

Total investments, at value (cost $449,379)		582,936
Receivables:
Fund shares sold		1,136
Dividends		945
Interest		1
Prepaid expenses	+	1

Total assets		585,019

Liabilities
Payables:
Investments bought		825
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		12
Fund shares redeemed		1,889
Trustees’ fees		1
Accrued expenses	+	31

Total liabilities		2,769

Net Assets
Total assets		585,019
Total liabilities	−	2,769

Net assets		$582,250
Net Assets by Source
Capital received from investors		440,147
Net investment income not yet distributed		1,101
Net realized capital gains		7,445
Net unrealized capital gains		133,557

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$582,250		33,481		$17.39

See financial notes 37

Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$10,092
Dividends, including $1 from affiliated issuer		881
Interest	+	120

Total Investment Income		11,093

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		1,173
Net realized gains received from affiliated underlying funds		9,244
Net realized losses on unaffiliated investments	+	(50)

Net realized gains		10,367

Net Unrealized Gains and Losses
Net unrealized gains on unaffiliated investments		6,118
Net unrealized gains on affiliated underlying funds	+	10,675

Net unrealized gains		16,793

Expenses
Investment adviser and administrator fees		1,199
Transfer agent and shareholder service fees		689
Professional fees		16
Portfolio accounting fees		16
Shareholder reports		11
Registration fees		11
Custodian fees		7
Trustees’ fees		4
Overdraft expense		1
Other expenses	+	12

Total expenses		1,966
Expense reduction by adviser and Schwab	−	587

Net expenses		1,379

Increase in Net Assets from Operations
Total investment income		11,093
Net expenses	−	1,379

Net investment income		9,714
Net realized gains		10,367
Net unrealized gains	+	16,793

Increase in net assets from operations		$36,874

38 See financial notes

Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-4/30/06	11/1/05-10/31/06
Net investment income		$9,714	$12,264
Net realized gains		10,367	9,257
Net unrealized gains	+	16,793	42,200

Increase in net assets from operations		36,874	63,721

Distributions Paid
Distributions from net investment income		15,639	11,244
Distributions from net realized gains	+	9,027	1,491

Total distributions		$24,666	$12,735

Transactions in Fund Shares

		11/1/06-4/30/06		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,611	$61,459	3,966	$64,139
Shares Reinvested		1,416	23,639	779	12,213
Shares Redeemed	+	(2,892)	(49,151)	(6,981)	(112,331)

Net transactions in fund shares		2,135	$35,947	(2,236)	($35,979)

Shares Outstanding and Net Assets

		11/1/06-4/30/06		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,346	$534,095	33,582	$519,088
Total increase or decrease	+	2,135	48,155	(2,236)	15,007

End of period		33,481	$582,250	31,346	$534,095

Net investment income not yet distributed			$1,101		$7,026

See financial notes 39

Schwab MarketTrack Conservative Portfoliotm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	14.33		13.42	13.09	12.53	11.37	12.22

Income or loss from investment operations:
Net investment income	0.29		0.42	0.36	0.34	0.29	0.40
Net realized and unrealized gains or losses	0.48		0.92	0.32	0.57	1.16	(0.78)

Total income or loss from investment operations	0.77		1.34	0.68	0.91	1.45	(0.38)
Less distributions:
Distributions from net investment income	(0.30)		(0.42)	(0.35)	(0.35)	(0.29)	(0.41)
Distributions from net realized gains	(0.19)		(0.01)	—	—	—	(0.06)

Total distributions	(0.49)		(0.43)	(0.35)	(0.35)	(0.29)	(0.47)

Net asset value at end of period	14.61		14.33	13.42	13.09	12.53	11.37

Total return (%)	5.51	[1]	10.13	5.24	7.38	12.98	(3.29)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.74	[3]	0.74	0.75	0.75	0.75	0.76
Net investment income	4.01	[3]	3.12	2.67	2.70	2.44	3.17
Portfolio turnover rate	0	[1,4]	11	9	10	17	32
Net assets, end of period ($ x 1,000,000)	245		232	300	290	289	263

	11/01/06–		4/06/06[5]–
P Shares	4/30/07*		10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.32		13.93

Income from investment operations:
Net investment income	0.29		0.23
Net realized and unrealized gains	0.50		0.35

Total income from investment operations	0.79		0.58
Less distributions:
Distributions from net investment income	(0.34)		(0.19)
Distributions from net realized gains	(0.19)		—

Total distributions	(0.53)		(0.19)

Net asset value at end of period	14.58		14.32

Total return (%)	5.62	[1]	4.22	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35	[3]	0.35	[3]
Gross operating expenses[2]	0.59	[3]	0.60	[3]
Net investment income	4.09	[3]	2.81	[3]
Portfolio turnover rate	0	[1,4]	11	[1]
Net assets, end of period ($ x 1,000,000)	97		79

*	Unaudited.

[1]	Not annualized.
[2]	The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
[3]	Annualized.
[4]	Less than 1%.
[5]	Commencement of operations.

40 See financial notes

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

6.1%		Common Stock	12,109	20,733
93.9%		Other Investment Companies	274,495	320,874
0.3%		Short-Term Investment	1,170	1,170

100.3%		Total Investments	287,774	342,777
(0	.3)%	Other Assets and Liabilities, Net		(998)

100.0%		Total Net Assets		341,779

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 6.1% of net assets

Automobiles & Components 0.0%

Ford Motor Co.	2,921	23
General Motors Corp.	825	26
Harley-Davidson, Inc.	500	32
Johnson Controls, Inc.	300	31
The Goodyear Tire & Rubber Co. *	300	10

		122

Banks 0.3%

BB&T Corp.	850	35
Comerica, Inc.	300	18
Commerce Bancorp, Inc.	200	7
Compass Bancshares, Inc.	190	13
Countrywide Financial Corp.	798	30
Fannie Mae	1,475	87
Fifth Third Bancorp	867	35
First Horizon National Corp.	200	8
Freddie Mac	1,000	65
Hudson City Bancorp, Inc.	500	7
Huntington Bancshares, Inc.	423	9
KeyCorp	700	25
M&T Bank Corp.	199	22
Marshall & Ilsley Corp.	322	15
MGIC Investment Corp.	150	9
National City Corp.	950	35
PNC Financial Services Group, Inc.	400	30
Regions Financial Corp.	1,148	40
Sovereign Bancorp, Inc.	420	10
SunTrust Banks, Inc.	500	42
Synovus Financial Corp.	400	13
U.S. Bancorp	2,922	100
Wachovia Corp.	2,970	165
Washington Mutual, Inc.	1,491	63
Wells Fargo & Co.	5,120	184
Zions Bancorp	100	8

		1,075

Capital Goods 0.5%

3M Co.	1,200	99
American Standard Cos., Inc.	300	17
Caterpillar, Inc.	1,100	80
Cooper Industries Ltd., Class A	300	15
Cummins, Inc.	200	18
Danaher Corp.	500	36
Deere & Co.	400	44
Dover Corp.	300	15
Eaton Corp.	200	18
Emerson Electric Co.	1,300	61
Fluor Corp.	100	10
General Dynamics Corp.	600	47
General Electric Co.	16,190	597
Goodrich Corp.	200	11
Honeywell International, Inc.	1,275	69
Illinois Tool Works, Inc.	700	36
Ingersoll-Rand Co., Ltd., Class A	500	22
ITT Corp.	300	19
L-3 Communications Holdings, Inc.	200	18
Lockheed Martin Corp.	700	67
Masco Corp.	700	19
Northrop Grumman Corp.	514	38
PACCAR, Inc.	450	38
Pall Corp.	200	8
Parker Hannifin Corp.	150	14
Raytheon Co.	600	32
Rockwell Automation, Inc.	300	18
Rockwell Collins, Inc.	300	20
Terex Corp. *	100	8
Textron, Inc.	200	20
The Boeing Co.	1,246	116
Tyco International Ltd.	3,013	98
United Technologies Corp.	1,600	107
W.W. Grainger, Inc.	100	8

		1,843

Commercial Services & Supplies 0.0%

Allied Waste Industries, Inc. *	500	7
Avery Dennison Corp.	200	12
Cintas Corp.	260	10
Equifax, Inc.	200	8
Monster Worldwide, Inc. *	191	8
Pitney Bowes, Inc.	400	19
R.R. Donnelley & Sons Co.	300	12
Robert Half International, Inc.	300	10
Waste Management, Inc.	907	34

		120

Consumer Durables & Apparel 0.1%

Brunswick Corp.	100	3
Centex Corp.	200	9
Coach, Inc. *	600	29

See financial notes 41

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

D.R. Horton, Inc.	420	9
Eastman Kodak Co.	500	13
Fortune Brands, Inc.	200	16
Harman International Industries, Inc.	100	12
Hasbro, Inc.	325	10
Jones Apparel Group, Inc.	200	7
KB Home	200	9
Leggett & Platt, Inc.	300	7
Lennar Corp., Class A	200	9
Liz Claiborne, Inc.	200	9
Mattel, Inc.	650	18
Newell Rubbermaid, Inc.	436	13
Nike, Inc., Class B	600	32
Polo Ralph Lauren Corp.	100	9
Pulte Homes, Inc.	400	11
Snap-on, Inc.	100	6
The Black & Decker Corp.	100	9
The Stanley Works	100	6
VF Corp.	200	18
Whirlpool Corp.	111	12

		276

Consumer Services 0.1%

Apollo Group, Inc., Class A *	250	12
Carnival Corp.	820	40
Darden Restaurants, Inc.	300	12
H&R Block, Inc.	600	14
Harrah’s Entertainment, Inc.	200	17
Hilton Hotels Corp.	600	20
International Game Technology	556	21
Marriott International, Inc., Class A	600	27
McDonald’s Corp.	2,000	97
Starbucks Corp. *	1,120	35
Starwood Hotels & Resorts Worldwide, Inc.	300	20
Wendy’s International, Inc.	200	7
Wyndham Worldwide Corp. *	291	10
YUM! Brands, Inc.	480	30

		362

Diversified Financials 0.6%

American Express Co.	1,820	110
Ameriprise Financial, Inc.	364	22
Bank of America Corp.	7,142	364
Capital One Financial Corp.	450	33
Chicago Mercantile Exchange Holdings, Inc., Class A	54	28
CIT Group, Inc.	300	18
Citigroup, Inc.	7,782	417
E *TRADE Financial Corp. *	600	13
Federated Investors, Inc., Class B	200	8
Franklin Resources, Inc.	200	26
Janus Capital Group, Inc.	400	10
JPMorgan Chase & Co.	5,352	279
Legg Mason, Inc.	190	19
Lehman Brothers Holdings, Inc.	800	60
Mellon Financial Corp.	700	30
Merrill Lynch & Co., Inc.	1,500	135
Moody’s Corp.	400	26
Morgan Stanley	1,630	137
Northern Trust Corp.	300	19
SLM Corp.	650	35
State Street Corp.	500	34
T. Rowe Price Group, Inc.	400	20
The Bank of New York Co., Inc.	1,200	49
The Bear Stearns Cos., Inc.	145	23
The Charles Schwab Corp. (a)	2,125	41
The Goldman Sachs Group, Inc.	728	159

		2,115

Energy 0.6%

Anadarko Petroleum Corp.	734	34
Apache Corp.	462	33
Baker Hughes, Inc.	470	38
BJ Services Co.	400	11
Chesapeake Energy Corp.	500	17
Chevron Corp.	3,520	274
ConocoPhillips	2,596	180
CONSOL Energy, Inc.	300	13
Devon Energy Corp.	700	51
El Paso Corp.	769	11
ENSCO International, Inc.	200	11
EOG Resources, Inc.	360	26
Exxon Mobil Corp.	9,218	732
Halliburton Co.	1,428	45
Hess Corp.	300	17
Kinder Morgan, Inc.	176	19
Marathon Oil Corp.	523	53
Murphy Oil Corp.	300	17
Nabors Industries Ltd. *	400	13
National-Oilwell Varco, Inc. *	270	23
Noble Corp.	200	17
Occidental Petroleum Corp.	1,200	61
Peabody Energy Corp.	400	19
Rowan Cos., Inc.	100	4
Schlumberger Ltd.	1,800	133
Smith International, Inc.	300	16
Spectra Energy Corp.	938	24
Sunoco, Inc.	200	15
The Williams Cos., Inc.	700	21
Transocean, Inc. *	474	41
Valero Energy Corp.	1,000	70
Weatherford International Ltd. *	440	23
XTO Energy, Inc.	533	29

		2,091

Food & Staples Retailing 0.2%

Costco Wholesale Corp.	700	37
CVS/Caremark Corp.	2,170	79
Safeway, Inc.	650	23
Supervalu, Inc.	318	15
Sysco Corp.	1,000	33
The Kroger Co.	1,200	35
Wal-Mart Stores, Inc.	3,900	187
Walgreen Co.	1,600	70
Whole Foods Market, Inc.	100	5

		484

42 See financial notes

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.3%

Altria Group, Inc.	3,220	222
Anheuser-Busch Cos., Inc.	1,200	59
Archer-Daniels-Midland Co.	1,014	39
Brown-Forman Corp., Class B	150	10
Campbell Soup Co.	300	12
Coca-Cola Enterprises, Inc.	700	15
ConAgra Foods, Inc.	800	20
Constellation Brands, Inc., Class A *	300	7
Dean Foods Co. *	200	7
General Mills, Inc.	582	35
H.J. Heinz Co.	600	28
Kellogg Co.	400	21
Kraft Foods, Inc., Class A	2,228	75
McCormick & Co., Inc.	200	7
Molson Coors Brewing Co., Class B	50	5
PepsiCo, Inc.	2,560	169
Reynolds American, Inc.	274	18
Sara Lee Corp.	1,200	20
The Coca-Cola Co.	3,220	168
The Hershey Co.	400	22
The Pepsi Bottling Group, Inc.	350	11
Tyson Foods, Inc., Class A	400	8
UST, Inc.	300	17
Wm. Wrigley Jr. Co.	375	22

		1,017

Health Care Equipment & Services 0.3%

Aetna, Inc.	888	42
AmerisourceBergen Corp.	400	20
Bausch & Lomb, Inc.	100	6
Baxter International, Inc.	900	51
Becton Dickinson & Co.	400	31
Biomet, Inc.	450	19
Boston Scientific Corp. *	2,107	33
C.R. Bard, Inc.	200	17
Cardinal Health, Inc.	650	45
CIGNA Corp.	200	31
Coventry Health Care, Inc. *	300	17
Express Scripts, Inc. *	200	19
Hospira, Inc. *	240	10
Humana, Inc. *	200	13
IMS Health, Inc.	350	10
Laboratory Corp. of America Holdings *	200	16
Manor Care, Inc.	100	7
McKesson Corp.	422	25
Medco Health Solutions, Inc. *	422	33
Medtronic, Inc.	1,800	95
Patterson Cos., Inc. *	200	7
Quest Diagnostics, Inc.	278	14
St. Jude Medical, Inc. *	500	21
Stryker Corp.	602	39
Tenet Healthcare Corp. *	750	6
UnitedHealth Group, Inc.	2,000	106
Varian Medical Systems, Inc. *	200	8
WellPoint, Inc. *	900	71
Zimmer Holdings, Inc. *	350	32

		844

Household & Personal Products 0.2%

Avon Products, Inc.	700	28
Colgate-Palmolive Co.	800	54
Kimberly-Clark Corp.	756	54
The Clorox Co.	300	20
The Estee Lauder Cos., Inc., Class A	100	5
The Procter & Gamble Co.	5,062	326

		487

Insurance 0.3%

ACE Ltd.	400	24
AFLAC, Inc.	800	41
Ambac Financial Group, Inc.	162	15
American International Group, Inc.	3,979	278
AON Corp.	475	18
Cincinnati Financial Corp.	330	15
Genworth Financial, Inc., Class A	300	11
Lincoln National Corp.	501	36
Loews Corp.	900	43
Marsh & McLennan Cos., Inc.	800	25
MBIA, Inc.	200	14
MetLife, Inc.	1,178	77
Principal Financial Group, Inc.	550	35
Prudential Financial, Inc.	800	76
SAFECO Corp.	200	13
The Allstate Corp.	1,100	69
The Chubb Corp.	600	32
The Hartford Financial Services Group, Inc.	425	43
The Progressive Corp.	1,400	32
The Travelers Cos., Inc.	1,006	54
Torchmark Corp.	200	14
Unum Group	346	9
XL Capital Ltd., Class A	200	16

		990

Materials 0.2%

Air Products & Chemicals, Inc.	300	23
Alcoa, Inc.	1,312	47
Allegheny Technologies, Inc.	146	16
Ashland, Inc.	100	6
Ball Corp.	200	10
Bemis Co., Inc.	200	7
E.I. du Pont de Nemours & Co.	1,525	75
Eastman Chemical Co.	100	7
Ecolab, Inc.	400	17
Freeport-McMoRan Copper & Gold, Inc.	480	32
Hercules, Inc. *	200	4
International Flavors & Fragrances, Inc.	200	10
International Paper Co.	739	28
MeadWestvaco Corp.	294	10
Monsanto Co.	664	39
Newmont Mining Corp.	643	27
Nucor Corp.	400	25
Pactiv Corp. *	300	10
PPG Industries, Inc.	250	18

See financial notes 43

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Praxair, Inc.	500	32
Rohm and Haas Co.	373	19
Sealed Air Corp.	306	10
Sigma-Aldrich Corp.	200	8
Temple-Inland, Inc.	200	12
The Dow Chemical Co.	1,372	61
United States Steel Corp.	100	10
Vulcan Materials Co.	200	25
Weyerhaeuser Co.	350	28

		616

Media 0.2%

CBS Corp., Class B	1,330	42
Clear Channel Communications, Inc.	967	34
Comcast Corp., Class A *	5,194	138
Dow Jones & Co., Inc.	100	4
Gannett Co., Inc.	400	23
Meredith Corp.	100	6
News Corp., Class A	3,880	87
Omnicom Group, Inc.	300	31
The DIRECTV Group, Inc. *	1,200	29
The E.W. Scripps Co., Class A	100	4
The Interpublic Group of Cos., Inc. *	600	8
The McGraw-Hill Cos., Inc.	600	39
The New York Times Co., Class A	200	5
The Walt Disney Co.	3,077	108
Time Warner, Inc.	6,380	132
Tribune Co.	500	16
Viacom, Inc., Class B *	1,330	55

		761

Pharmaceuticals & Biotechnology 0.5%

Abbott Laboratories	2,400	136
Allergan, Inc.	200	24
Amgen, Inc. *	1,952	125
Applied Biosystems Group -Applera Corp.	300	9
Barr Pharmaceuticals, Inc. *	200	10
Biogen Idec, Inc. *	480	23
Bristol-Myers Squibb Co.	3,000	87
Celgene Corp. *	300	18
Eli Lilly and Co.	1,725	102
Forest Laboratories, Inc. *	550	29
Genzyme Corp. *	325	21
Gilead Sciences, Inc. *	650	53
Johnson & Johnson	4,622	297
King Pharmaceuticals, Inc. *	366	8
MedImmune, Inc. *	400	23
Merck & Co. Inc.	3,400	175
Millipore Corp. *	100	7
Mylan Laboratories, Inc.	400	9
PerkinElmer, Inc.	200	5
Pfizer, Inc.	11,557	306
Schering-Plough Corp.	2,300	73
Thermo Fisher Scientific, Inc. *	526	27
Waters Corp. *	200	12
Watson Pharmaceuticals, Inc. *	200	5
Wyeth	2,000	111

		1,695

Real Estate 0.1%

Apartment Investment & Management Co., Class A	100	5
Archstone-Smith Trust	300	16
AvalonBay Communities, Inc.	100	12
Boston Properties, Inc.	130	15
CB Richard Ellis Group, Inc., Class A *	200	7
Equity Residential	400	19
Kimco Realty Corp.	168	8
Plum Creek Timber Co., Inc.	300	12
ProLogis	300	19
Public Storage, Inc.	100	9
Simon Property Group, Inc.	300	35
Vornado Realty Trust	200	24

		181

Retailing 0.2%

Amazon.com, Inc. *	300	18
AutoNation, Inc. *	500	10
AutoZone, Inc. *	150	20
Bed Bath & Beyond, Inc. *	400	16
Best Buy Co., Inc.	675	32
Big Lots, Inc. *	200	7
Circuit City Stores, Inc.	300	5
Dillard’s, Inc., Class A	200	7
Dollar General Corp.	515	11
eBay, Inc. *	1,708	58
Family Dollar Stores, Inc.	300	10
Federated Department Stores, Inc.	910	40
Genuine Parts Co.	250	12
IAC/InterActiveCorp *	350	13
J.C. Penney Co., Inc.	400	32
Kohl’s Corp. *	500	37
Limited Brands, Inc.	739	20
Lowe’s Cos., Inc.	2,400	73
Nordstrom, Inc.	400	22
Office Depot, Inc. *	600	20
OfficeMax, Inc.	100	5
RadioShack Corp.	300	9
Sears Holdings Corp. *	154	29
Staples, Inc.	1,125	28
Target Corp.	1,400	83
The Gap, Inc.	1,362	25
The Home Depot, Inc.	2,950	112
The Sherwin-Williams Co.	200	13
The TJX Cos., Inc.	800	22
Tiffany & Co.	250	12

		801

Semiconductors & Semiconductor Equipment 0.2%

Advanced Micro Devices, Inc. *	560	8
Altera Corp. *	510	12
Analog Devices, Inc.	600	23
Applied Materials, Inc.	2,600	50
Broadcom Corp., Class A *	738	24
Intel Corp.	9,100	196
KLA-Tencor Corp.	300	17
Linear Technology Corp.	500	19

44 See financial notes

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

LSI Corp. *	500	4
Maxim Integrated Products, Inc.	500	16
Micron Technology, Inc. *	900	10
National Semiconductor Corp.	600	16
Novellus Systems, Inc. *	250	8
NVIDIA Corp. *	400	13
PMC-Sierra, Inc. *	300	2
Teradyne, Inc. *	300	5
Texas Instruments, Inc.	2,400	82
Xilinx, Inc.	500	15

		520

Software & Services 0.3%

Adobe Systems, Inc. *	800	33
Affiliated Computer Services, Inc., Class A *	203	12
Autodesk, Inc. *	400	17
Automatic Data Processing, Inc.	900	40
BMC Software, Inc. *	400	13
Broadridge Financial Solutions, Inc. *	225	5
CA, Inc.	850	23
Citrix Systems, Inc. *	300	10
Cognizant Technology Solutions Corp., Class A *	200	18
Computer Sciences Corp. *	258	14
Compuware Corp. *	600	6
Convergys Corp. *	174	4
Electronic Arts, Inc. (EA) *	424	21
Electronic Data Systems Corp.	700	20
Fidelity National Information Services, Inc.	250	13
First Data Corp.	1,392	45
Fiserv, Inc. *	300	16
Google, Inc., Class A *	300	141
Intuit, Inc. *	626	18
Microsoft Corp.	13,620	408
Novell, Inc. *	500	4
Oracle Corp. *	5,988	113
Paychex, Inc.	525	19
Symantec Corp. *	1,678	30
Unisys Corp. *	500	4
Verisign, Inc. *	300	8
Western Union Co.	1,392	29
Yahoo!, Inc. *	2,000	56

		1,140

Technology Hardware & Equipment 0.4%

ADC Telecommunications, Inc. *	142	3
Agilent Technologies, Inc. *	710	24
Apple, Inc. *	1,200	120
Avaya, Inc. *	618	8
Ciena Corp. *	71	2
Cisco Systems, Inc. *	9,930	266
Corning, Inc. *	2,250	53
Dell, Inc. *	3,850	97
EMC Corp. *	3,650	55
Hewlett-Packard Co.	4,703	198
International Business Machines Corp.	2,500	256
Jabil Circuit, Inc.	322	8
JDS Uniphase Corp. *	251	4
Juniper Networks, Inc. *	600	13
Lexmark International, Inc., Class A *	200	11
Molex, Inc.	250	8
Motorola, Inc.	3,666	64
NCR Corp. *	400	20
Network Appliance, Inc. *	500	19
QLogic Corp. *	276	5
QUALCOMM, Inc.	2,400	105
SanDisk Corp. *	285	12
Sanmina-SCI Corp. *	800	3
Solectron Corp. *	1,000	3
Sun Microsystems, Inc. *	5,000	26
Tektronix, Inc.	200	6
Tellabs, Inc. *	600	6
Xerox Corp. *	1,200	22

		1,417

Telecommunication Services 0.2%

ALLTEL Corp.	500	31
AT&T, Inc.	9,588	371
CenturyTel, Inc.	250	12
Citizens Communications Co.	410	6
Embarq Corp.	222	13
Qwest Communications International, Inc. *	2,524	23
Sprint Nextel Corp.	4,454	89
Verizon Communications, Inc.	4,188	160
Windstream Corp. *	516	8

		713

Transportation 0.1%

Burlington Northern Santa Fe Corp.	600	53
CSX Corp.	600	26
Delta Air Lines, Inc. *	200	—
FedEx Corp.	460	48
Norfolk Southern Corp.	600	32
Ryder System, Inc.	100	5
Southwest Airlines Co.	1,218	17
Union Pacific Corp.	400	46
United Parcel Service, Inc., Class B	1,712	121

		348

Utilities 0.2%

Allegheny Energy, Inc. *	170	9
Ameren Corp.	300	16
American Electric Power Co., Inc.	580	29
CenterPoint Energy, Inc.	474	9
CMS Energy Corp.	200	4
Consolidated Edison, Inc.	300	15
Constellation Energy Group	200	18
Dominion Resources, Inc.	515	47
DTE Energy Co.	200	10
Duke Energy Corp.	1,876	38
Dynegy, Inc., Class A *	500	5
Edison International	500	26
Entergy Corp.	350	40
Exelon Corp.	1,024	77
FirstEnergy Corp.	533	36

See financial notes 45

Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

FPL Group, Inc.	600	39
Integrys Energy Group, Inc.	82	5
KeySpan Corp.	200	8
Nicor, Inc.	100	5
NiSource, Inc.	376	9
PG&E Corp.	600	30
Pinnacle West Capital Corp.	100	5
PPL Corp.	600	26
Progress Energy, Inc.	354	18
Public Service Enterprise Group, Inc.	400	35
Questar Corp.	100	10
Sempra Energy	297	19
Southern Co.	1,100	41
TECO Energy, Inc.	200	4
The AES Corp. *	800	18
TXU Corp.	800	52
Xcel Energy, Inc.	510	12

		715

Total Common Stock (Cost $12,109)		20,733

Other Investment Companies 93.9% of net assets

Schwab Institutional Select S&P 500 Fund (a)	361,851	4,252
Schwab International Index Fund, Select Shares (a)	1,519,788	35,350
Schwab S&P 500 Index Fund, Select Shares (a)	2,013,700	46,356
Schwab Small-Cap Index Fund, Select Shares (a)	1,387,677	34,442
Schwab Total Bond Market Fund (a)	18,899,608	186,728
Schwab Value Advantage Money Fund, Institutional Shares (a)	13,746,370	13,746

Total Other Investment Companies (Cost $274,495)		320,874

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	1,170	1,170

Total Short-Term Investment (Cost $1,170)		1,170

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $289,272 and the unrealized appreciation and depreciation were $54,581 and ($1,076), respectively, with net unrealized appreciation of $53,505.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $274,495)		$320,874
Investments in unaffiliated issuers, at value (cost $13,279)	+	21,903

Total investments, at value (cost $287,774)		342,777
Receivables:
Dividends		826
Fund shares sold		429
Prepaid expenses	+	1

Total assets		344,033

Liabilities
Payables:
Investments bought		782
Investment adviser and administrator fees		6
Transfer agent and shareholder services fees		6
Fund shares redeemed		1,427
Accrued expenses	+	33

Total liabilities		2,254

Net Assets
Total assets		344,033
Total liabilities	−	2,254

Net assets		$341,779
Net Assets by Source
Capital received from investors		283,861
Net investment income not yet distributed		819
Net realized capital gains		2,096
Net unrealized capital gains		55,003

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$244,949		16,771		$14.61
P Shares	$96,830		6,642		$14.58

See financial notes 47

Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$7,055
Dividends received from unaffiliated investments		204
Interest	+	82

Total Investment Income		7,341

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		3,647
Net realized losses on unaffiliated investments	+	(53)

Net realized gains		3,594

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		6,013
Net unrealized gains on unaffiliated investments	+	1,488

Net unrealized gains		7,501

Expenses
Investment adviser and administrator fees		720
Transfer agent and shareholder service fees
Investor Shares		294
P Shares		46
Registration fees		23
Professional fees		16
Portfolio accounting fees		14
Custodian fees		5
Shareholder reports		4
Trustees’ fees		3
Other expenses	+	10

Total expenses		1,135
Expense reduction by adviser and Schwab	−	386

Net expenses		749

Increase in Net Assets from Operations
Total investment income		7,341
Net expenses	−	749

Net investment income		6,592
Net realized gains		3,594
Net unrealized gains	+	7,501

Increase in net assets from operations		$17,687

48 See financial notes

Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$6,592	$9,485
Net realized gains		3,594	4,385
Net unrealized gains	+	7,501	15,692

Increase in net assets from operations		17,687	29,562

Distributions Paid

Distributions from net investment income
Investor Shares		4,882	8,287
P Shares	+	2,081	1,074

Total distributions from net investment income		6,963	9,361

Distributions from net realized gains
Investor Shares		3,111	202
P Shares	+	1,178	—

Total distributions from net realized gains		4,289	202

Total distributions		$11,252	$9,563

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,597	$22,953	3,757	$51,692
P Shares	+	1,466	21,056	6,493	90,438

Total shares sold		3,063	$44,009	10,250	$142,130

Shares Reinvested
Investor Shares		527	$7,495	587	$8,073
P Shares	+	230	3,259	78	1,074

Total shares reinvested		757	$10,754	665	$9,147

Shares Redeemed
Investor Shares		(1,520)	($21,878)	(10,556)	($146,482)
P Shares	+	(581)	(8,340)	(1,044)	(14,366)

Total shares redeemed		(2,101)	($30,218)	(11,600)	($160,848)

Net transactions in fund shares		1,719	$24,545	(685)	($9,571)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,694	$310,799	22,379	$300,371
Total increase or decrease	+	1,719	30,980	(685)	10,428

End of period		23,413	$341,779	21,694	$310,799

Net investment income not yet distributed			$819		$1,190

See financial notes 49

Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

50

Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

 51

Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Average daily net assets	Portfolio	Portfolio	Portfolio	Portfolio

First $500 million	0.44%	0.44%	0.44%	0.44%
Over $500 million	0.39%	0.39%	0.39%	0.39%

52

Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
P Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	0.35%

*	P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.
Such expense reductions are disclosed in the Statement of Operations.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2007, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Schwab Equity Index Funds:
S&P 500 Index Fund	—	—	—	0.6%
Small-Cap Index Fund	8.6%	9.0%	4.9%	2.0%
International Index Fund	9.4%	8.2%	4.5%	1.9%
Schwab Bond Funds:
Total Bond Market Fund	—	8.0%	13.7%	12.8%
Schwab Institutional Select Funds:
Institutional Select S&P 500 Index	9.8%	7.4%	3.5%	0.2%
Schwab Money Funds:
Value Advantage Money Fund	—	0.1%	—**	—**

**	Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2007, there were no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

 53

Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

MarketTrack All Equity Portfolio	$44,385	$751
MarketTrack Growth Portfolio	57,177	10,818
MarketTrack Balanced Portfolio	39,146	11,768
MarketTrack Conservative Portfolio	24,767	126

5.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% redemption fees on shares (excluding P shares) held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 – 04/30/07)	(11/01/05 – 10/31/06)

MarketTrack All Equity Portfolio	$13	$13
MarketTrack Growth Portfolio
Investor Shares	15	11
MarketTrack Balanced Portfolio	9	3
MarketTrack Conservative Portfolio
Investor Shares	5	16

6.	Borrowing:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

54

Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

7.	Federal Income Taxes:

(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expire	Portfolio	Portfolio	Portfolio	Portfolio

2010	$5,648	$—	$—	$—
2011	13,010	—	—	—
2012	6,944	—	—	—

Total	$25,602	$—	$—	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Deferred capital losses	$58	$—	$—	$—
Capital losses utilized	5,410	5,181	—	—

 55

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

56

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

 57

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

58

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 59

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. Add new words.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

60

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13559-10

Schwab Target Funds

Semiannual Report
April 30, 2007

Schwab Target 2010 Fund

Schwab Target 2020 Fund

Schwab Target 2030 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

A suite of five mutual funds to help keep your retirement
investments properly allocated over your lifetime.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	8.46%

Benchmark: Target 2010 Composite Index	7.62%
Fund Category: Morningstar Target-Date 2000-2014	5.73%

Performance Details	pages 6-7

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	9.16%

Benchmark: Target 2020 Composite Index	8.17%
Fund Category: Morningstar Target-Date 2015-2029	8.34%

Performance Details	pages 8-9

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	9.67%

Benchmark: Target 2030 Composite Index	8.72%
Fund Category: Morningstar Target-Date 2030+	9.95%

Performance Details	pages 10-11

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	10.43%

Benchmark: Target 2040 Composite Index	9.34%
Fund Category: Morningstar Target-Date 2030+	9.95%

Performance Details	pages 12-13

Schwab Retirement Income Fund (Ticker Symbol: SWARX)	4.86%

Benchmark: Target Income Composite Index	4.19%
Fund Category: Morningstar Conservative Allocation	5.03%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Target Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Target Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab Target Funds for the six-month period ended April 30, 2007. These funds are part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and services that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Target Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

2.54%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Target Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Target Funds 5

Schwab Target 2010 Fund

Jeffrey Mortimer (upper left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Kimon Daifotis (upper right) CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

Caroline Lee (lower right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (lower left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2010 Fund (the fund) returned 8.46% for the period, outperforming its benchmark, the Target 2010 Composite Index, which returned 7.62%. The fund has the shortest time horizon of the four dated funds and as such, has the lowest percentage of its assets allocated to equities. The fund’s primary target allocations are 62% of assets in equity securities and 35% in fixed-income securities. The Fund’s allocation to equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:
 Statistics

Number of Holdings	11
Weighted Average
Market Cap

($ x 1,000,000)	$38,351

Price/Earnings Ratio (P/E)	18.6

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[1]	1%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	42.5%

Fixed - Income Funds	30.4%

Equity Funds - International	24.1%

Short Term Investments	3.0%

Total	100.0%

 Top Holdings % of Net Assets 2

Schwab Total Bond Market Fund	29.4%

Schwab Core Equity Fund	20.3%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	13.8%
Laudus International MarketMasters

Fund, Select Shares	10.1%
Schwab Dividend Equity Fund,

Select Shares	6.3%
Schwab Small-Cap Equity Fund,

Select Shares	6.1%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.0%
Laudus Rosenberg US. Discovery

Fund, Institutional Shares	3.5%

Schwab YieldPlus Fund, Select Shares	0.7%
Schwab Value Advantage Money

Fund, Institutional Shares	0.7%

Total	96.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Target Funds

Schwab Target 2010 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	8.46%	12.20%	13.39%
Benchmark: Target 2010 Composite Index[3]	7.62%	12.62%	12.81%
Fund Category: Morningstar Target-Date 2000-2014	5.73%	9.04%	7.75%

Fund Expense Ratios4: Net 0.88%; Gross 1.09%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 7

Schwab Target 2020 Fund

Jeffrey Mortimer (upper left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Kimon Daifotis (upper right) CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

Caroline Lee (lower right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (lower left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2020 Fund (the fund) returned 9.16% for the report period, outperforming its benchmark, the Target 2020 Composite Index, which returned 8.17%. The fund has the second shortest time horizon of the four dated funds and allocates its assets primarily to equity securities and fixed-income securities. The Fund’s primary target allocations are 69% of assets in equity securities and 29% of its assets in fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the Fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:
 Statistics

Number of Holdings	12
Weighted Average
Market Cap

($ x 1,000,000)	$36,760

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[1]	-

 Asset Class Weightings % of Investments

Equity Funds-Domestic	45.3%

Equity Funds-International	28.1%

Fixed-Income Funds	23.4%

Short-Term Investments	3.2%

Total	100.0%

 Top Holdings % of Net Assets 2

Schwab Total Bond Market Fund	22.3%

Schwab Core Equity Fund	20.8%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	18.4%
Laudus International MarketMasters

Fund, Select Shares	9.2%
Schwab Dividend Equity Fund,

Select Shares	7.0%
Schwab Small-Cap Equity Fund,

Select Shares	6.8%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.7%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	3.4%

Schwab YieldPlus Fund, Select Shares	0.8%
Schwab value Advantage Money

Fund, Institutional Shares	0.8%

Total	96.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Target Funds

Schwab Target 2020 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	9.16%	12.87%	14.55%
Benchmark: Target 2020 Composite Index[3]	8.17%	13.20%	13.89%
Fund Category: Morningstar Target-Date 2015-2029	8.34%	11.53%	11.78%

Fund Expense Ratios4: Net 0.92%; Gross 1.10%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 9

Schwab Target 2030 Fund

Jeffrey Mortimer (upper left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Kimon Daifotis (upper right) CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

Caroline Lee (lower right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (lower left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2030 Fund (the fund) returned 9.67% for the period, outperforming its benchmark, the Target 2030 Composite Index, which returned 8.72%. The fund has the second farthest time horizon of the four dated funds and as such, has an even larger percentage of its assets allocated to equities as compared to its earlier dated counterparts. The fund’s primary asset allocation targets are 76% of its assets towards equity securities and 22% of its assets towards fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:
 Statistics

Number of Holdings	11
Weighted Average
Market Cap

($ x 1,000,000)	$36,307

Price/Earnings Ratio (P/E)	18.7

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[1]	-

 Asset Class Weightings % of Investments

Equity Funds-Domestic	49.6%

Equity Funds-International	30.0%

Fixed-Income Funds	17.6%

Short-Term Investments	2.8%

Total	100.0%

 Top Holdings % of Net Assets 2

Schwab Core Equity Fund	23.2%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	18.9%

Schwab Total Bond Market Fund	16.7%
Laudus International MarketMasters

Fund, Select Shares	11.0%
Schwab Small-Cap Equity Fund,

Select Shares	8.3%
Schwab Dividend Equity Fund,

Select Shares	6.9%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.6%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	4.2%

Schwab YieldPlus Fund, Select Shares	0.8%
Schwab Value Advantage Money

Fund, Instiutional Shares	0.8%

Total	97.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Target Funds

Schwab Target 2030 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	9.67%	13.26%	15.37%
Benchmark: Target 2030 Composite Index[3]	8.72%	13.79%	14.89%
Fund Category: Morningstar Target-Date 2030+	9.95%	12.61%	14.98%

Fund Expense Ratios4: Net 0.92%; Gross 1.21%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.89%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 11

Schwab Target 2040 Fund

Jeffrey Mortimer (upper left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Kimon Daifotis (upper right) CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

Caroline Lee (lower right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (lower left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2040 Fund (the fund) returned 10.43% for the period, outperforming its benchmark, the Target 2040 Composite Index, which returned 9.34%. The fund has the farthest time horizon of the four dated funds and as such, has the largest percentage of assets allocated to equity securities. The Fund’s primary target allocations are 84% of its assets to equity securities and 14% of its assets to fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund Institutional Shares and the Laudus International MarketMasters Fund Select Shares. Within the fixed income allocation of the Fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

As of 4/30/07:
 Statistics

Number of Holdings	13
Weighted Average
Market Cap

($ x 1,000,000)	$35,869

Price/Earnings Ratio (P/E)	18.7

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[1]	-

 Asset Class Weightings % of Investments

Equity Funds-Domestic	48.3%

Equity Funds-International	34.6%

Fixed-Income Funds	10.8%

Short-Term Investments	6.3%

Total	100.0%

 Top Holdings % of Net Assets 2

Laudus Rosenberg International
  Small Capitalization Fund,

Select Shares	25.0%

Schwab Core Equity Fund	22.8%
Laudus International MarketMasters

Fund, Select Shares	11.2%
Schwab Total Bond Market

Fund	10.5%
Schwab Small-Cap Equity Fund,

Select Shares	8.6%
Schwab Dividend Equity Fund,

Select Shares	7.4%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	7.1%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	4.8%

Schwab YieldPlus Fund, Select Shares	0.8%
Schwab Value Advantage Money

Fund, Institutional Shares	0.7%

Total	98.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Target Funds

Schwab Target 2040 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	10.43%	13.90%	16.71%
Benchmark: Target 2040 Composite Index[3]	9.34%	14.44%	16.02%
Fund Category: Morningstar Target-Date 2030+	9.95%	12.61%	14.98%

Fund Expense Ratios4: Net 0.94%; Gross 1.41%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.93%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 13

Schwab Retirement Income Fund

Jeffrey Mortimer (upper left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Kimon Daifotis (upper right) CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

Caroline Lee (lower right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (lower left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and will be used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Retirement Income Fund (the fund) returned 4.86% for the period, outperforming its benchmark, the Target Income Composite Index, which returned 4.19%. The fund is designed for investors currently in retirement, and as such, has a majority of its portfolio invested in fixed income, ultra-short fixed income and money market funds. In addition, it seeks to provide current income with equity growth potential. Since the fund invests up to 75% of its assets in fixed-income and ultra-short fixed-income securities, the performance of the bond market had a significant impact on the fund’s performance. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund and the Schwab YieldPlus Fund Select Shares contributed to returns. As investors worried about corrections in riskier asset markets, bonds gained over the six-month period. The markets experienced a spike in volatility at the end of February, driven in part by a strong correlation in global assets, a sell-off in Chinese equity markets, and sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs. The fund’s 20% target allocation to equity securities positively contributed to performance, as equity markets rallied during the report period.

As of 4/30/07:
 Statistics

Number of Holdings	7
Weighted Average
Market Cap

($ x 1,000,000)	$49,526

Price/Earnings Ratio (P/E)	16.7

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[1]	-

 Asset Class Weightings % of Investments

Fixed-Income Funds	70.2%

Equity Funds- Domestic	15.7%

Short-Term Investments	8.8%

Equity Funds-International	5.3%

Total	100.0%

 Top Holdings % of Net Assets 2

Scwab Total Bond Market Fund	46.6%
Scwhab YieldPlus Fund, Select

Shares	23.3%
Scwhab Dividend Equity Fund,

Select Shares	15.6%
Laudus International MarketMasters

Fund, Select Shares	5.3%
Schwab Value Advantage Money

Fund, Institutional Shares	4.5%

Total	95.3%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Target Funds

Schwab Retirement Income Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Retirement Income Fund (7/1/05)	4.86%	9.04%	6.84%
Benchmark: Target Income Composite Index[3]	4.19%	8.35%	6.66%
Fund Category: Morningstar Conservative Allocation	5.03%	8.67%	7.53%

Fund Expense Ratios4: Net 0.69%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.59%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06–4/30/07

Schwab 2010 Target Fund
Actual Return	0.06%	$1,000	$1,084.60	$0.31
Hypothetical 5% Return	0.06%	$1,000	$1,024.50	$0.30

Schwab 2020 Target Fund
Actual Return	0.04%	$1,000	$1,091.60	$0.21
Hypothetical 5% Return	0.04%	$1,000	$1,024.60	$0.20

Schwab 2030 Target Fund
Actual Return	0.03%	$1,000	$1,096.70	$0.16
Hypothetical 5% Return	0.03%	$1,000	$1,024.65	$0.15

Schwab 2040 Target Fund
Actual Return	0.01%	$1,000	$1,104.30	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,024.74	$0.05

Schwab Retirement Income Fund
Actual Return	0.10%	$1,000	$1,048.60	$0.51
Hypothetical 5% Return	0.10%	$1,000	$1,024.30	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	7/01/05[1]–
	4/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.42		10.24	10.00

Income from investment operations:
Net investment income	0.14		0.22	0.04
Net realized and unrealized gains	0.82		1.13	0.20

Total income from investment operations	0.96		1.35	0.24
Less distributions:
Distributions from net investment income	(0.21)		(0.17)	—
Distributions from net realized gains	(0.03)		—	—

Total distributions	(0.24)		(0.17)	—

Net asset value at end of period	12.14		11.42	10.24

Total return (%)	8.46	[2]	13.39	2.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.06	[4]	0.06	0.06	[4]
Gross operating expenses[3]	0.10	[4]	0.27	0.37	[4]
Net investment income	2.56	[4]	2.12	1.51	[4]
Portfolio turnover rate	1	[2]	0 [5]	—
Net assets, end of period ($ x 1,000,000)	103		62	32

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the fund from underlying funds is reduced by those expenses.
[4]	Annualized.
[5]	Less than 1%.

See financial notes 17

Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.9%	Other Investment Companies	91,064	99,932
2.3%	Short-Term Investment	2,316	2,316

99.2%	Total Investments	93,380	102,248
0.8%	Other Assets and Liabilities, Net		844

100.0%	Total Net Assets		103,092

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.9% of net assets

Equity Funds 66.0%

Laudus International MarketMasters Fund, Select Shares (a)	457,047	10,380
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	599,853	14,217
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	177,588	3,601
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	606,164	6,183
Schwab Core Equity Fund (a)	1,061,879	20,940
Schwab Dividend Equity Fund, Select Shares (a)	414,453	6,461
Schwab Small-Cap Equity Fund, Select Shares (a) *	331,971	6,304

		68,086

Fixed-Income Funds 30.2%

Schwab Total Bond Market Fund (a)	3,067,997	30,312
Schwab YieldPlus Fund, Select Shares (a)	79,446	770

		31,082

Money Funds 0.7%

Schwab Value Advantage Money Fund, Institutional Shares (a)	764,131	764

Total Other Investment Companies (Cost $91,064)		99,932

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.3% of net assets

Bank of America, London Time Deposit 5.03%, 05/01/07	2,316	2,316

Total Short-Term Investment (Cost $2,316)		2,316

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $93,399 and the unrealized appreciation and depreciation were $8,898 and ($49), respectively, with a net unrealized appreciation of $8,849.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

18 See financial notes

Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $91,064)		$99,932
Investments in unaffiliated issuers, at value (cost $2,316)	+	2,316

Total investments, at value (cost $93,380)		102,248
Receivables:
Fund shares sold		948
Dividends		132
Interest		1
Due from investment adviser	+	1

Total assets		103,330

Liabilities
Payables:
Investments bought		130
Fund shares redeemed		94
Accrued expenses	+	14

Total liabilities		238

Net Assets
Total assets		103,330
Total liabilities	−	238

Net assets		$103,092
Net Assets by Source
Capital received from investors		92,533
Net investment income not yet distributed		354
Net realized capital gains		1,337
Net unrealized capital gains		8,868

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$103,092		8,489		$12.14

See financial notes 19

Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$980
Interest	+	44

Total Investment Income		1,024

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		1,353
Net realized losses on investments	+	(1)

Net realized gains		1,352

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		4,188

Expenses
Professional fees		15
Registration fees		8
Portfolio accounting fees		6
Trustees’ fees		3
Shareholder reports		3
Custodian fees		2
Other expenses	+	2

Total expenses		39
Expense reduction by adviser and Schwab	−	16

Net expenses		23

Increase in Net Assets from Operations
Total investment income		1,024
Net expenses	−	23

Net investment income		1,001
Net realized gains		1,352
Net unrealized gains	+	4,188

Increase in net assets from operations		$6,541

20 See financial notes

Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$1,001	$965
Net realized gains		1,352	245
Net unrealized gains	+	4,188	4,325

Increase in net assets from operations		6,541	5,535

Distributions Paid
Distributions from net investment income		1,250	592
Distributions from net realized gains	+	166	—

Total Distributions		$1,416	$592

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,717	$43,691	3,028	$32,857
Shares Reinvested		114	1,309	52	546
Shares Redeemed	+	(774)	(9,069)	(749)	(8,074)

Net transactions in fund shares		3,057	$35,931	2,331	$25,329

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,432	$62,036	3,101	$31,764
Total increase	+	3,057	41,056	2,331	30,272

End of period		8,489	$103,092	5,432	$62,036

Net investment income not yet distributed			$354		$603

See financial notes 21

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	7/01/05[1]–
	4/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.56		10.28	10.00

Income from investment operations:
Net investment income	0.13		0.21	0.04
Net realized and unrealized gains	0.92		1.25	0.24

Total income from investment operations	1.05		1.46	0.28
Less distributions:
Distributions from net investment income	(0.19)		(0.18)	—
Distributions from net realized gains	(0.03)		—	—

Total distributions	(0.22)		(0.18)	—

Net asset value at end of period	12.39		11.56	10.28

Total return (%)	9.16	[2]	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	[4]	0.04	0.04	[4]
Gross operating expenses[3]	0.07	[4]	0.22	0.36	[4]
Net investment income	2.31	[4]	1.84	1.29	[4]
Portfolio turnover rate	—		—	—
Net assets, end of period ($ x 1,000,000)	162		84	35

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the fund from underlying funds is reduced by those expenses.
[4]	Annualized.

22 See financial notes

Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.2%	Other Investment Companies	142,928	156,128
2.4%	Short-Term Investments	3,927	3,927

98.6%	Total Investments	146,855	160,055
1.4%	Other Assets and Liabilities, Net		2,284

100.0%	Total Net Assets		162,339

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.2% of net assets

Equity Funds 72.3%

Laudus International MarketMasters Fund, Select Shares (a)	661,136	15,014
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	1,261,540	29,899
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	269,181	5,459
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	1,062,967	10,842
Schwab Core Equity Fund (a)	1,712,318	33,767
Schwab Dividend Equity Fund, Select Shares (a)	727,681	11,345
Schwab Small-Cap Equity Fund, Select Shares (a) *	582,434	11,060

		117,386

Fixed-Income Funds 23.1%

Schwab Total Bond Market Fund (a)	3,662,501	36,185
Schwab YieldPlus Fund, Select Shares (a)	132,386	1,283

		37,468

Money Funds 0.8%

Schwab Value Advantage Money Fund, Institutional Shares (a)	1,274,138	1,274

Total Other Investment Companies (Cost $142,928)		156,128

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.4% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	3,680	3,680
Wells Fargo, Grand Cayman Time Deposit
5.03%, 05/01/07	247	247

Total Short-Term Investments (Cost $3,927)		3,927

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $146,855 and the unrealized appreciation and depreciation were $13,200 and $0, respectively, with a net unrealized appreciation of $13,200.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 23

Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $142,928)		$156,128
Investment in unaffiliated issuers, at value (cost $3,927)	+	3,927

Total Investments, at value (cost $146,855)		160,055
Receivables:
Fund shares sold		2,336
Dividends		160
Due from investment adviser		2
Interest	+	1

Total assets		162,554

Liabilities
Payables:
Investments bought		157
Fund shares redeemed		45
Accrued expenses	+	13

Total liabilities		215

Net Assets
Total assets		162,554
Total liabilities	−	215

Net assets		$162,339
Net Assets by Source
Capital received from investors		146,696
Net investment income not yet distributed		354
Net realized capital gains		2,089
Net unrealized capital gains		13,200

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$162,339		13,098		$12.39

24 See financial notes

Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,267
Interest	+	67

Total Investment Income		1,334

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		2,089

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		6,892

Expenses
Professional fees		15
Registration fees		9
Portfolio accounting fees		7
Shareholder reports		5
Trustees’ fees		3
Custodian fees		1
Other expenses	+	2

Total expenses		42
Expense reduction by adviser and Schwab	−	21

Net expenses		21

Increase in Net Assets from Operations
Total investment income		1,334
Net expenses	−	21

Net investment income		1,313
Net realized gains		2,089
Net unrealized gains	+	6,892

Increase in net assets from operations		$10,294

See financial notes 25

Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$1,313	$1,061
Net realized gains		2,089	353
Net unrealized gains	+	6,892	5,874

Increase in net assets from operations		10,294	7,288

Distributions Paid
Distributions from net investment income		1,576	687
Distributions from net realized gains	+	231	—

Total distributions		$1,807	$687

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,470	$77,509	4,728	$51,841
Shares Reinvested		150	1,758	64	672
Shares Redeemed	+	(758)	(9,057)	(933)	(10,204)

Net transactions in fund shares		5,862	$70,210	3,859	$42,309

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,236	$83,642	3,377	$34,732
Total increase	+	5,862	78,697	3,859	48,910

End of period		13,098	$162,339	7,236	$83,642

Net investment income not yet distributed			$354		$617

26 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	7/01/05[1]–
	4/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.67		10.31	10.00

Income from investment operations:
Net investment income	0.12		0.19	0.03
Net realized and unrealized gains	0.99		1.34	0.28

Total income from investment operations	1.11		1.53	0.31
Less distributions:
Distributions from net income	(0.16)		(0.17)	—
Distributions from net realized gains	(0.02)		—	—

Total distributions	(0.18)		(0.17)	—

Net asset value at end of period	12.60		11.67	10.31

Total return (%)	9.67	[2]	14.99	3.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.03	[4]	0.03	0.03	[4]
Gross operating expenses[3]	0.11	[4]	0.32	0.58	[4]
Net investment income	2.01	[4]	1.54	1.05	[4]
Portfolio turnover rate	—		—	—
Net assets, end of period ($ x 1,000,000)	115		56	19

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the fund from underlying funds is reduced by those expenses.
[4]	Annualized.

See financial notes 27

Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.4%	Other Investment Companies	102,233	111,687
2.0%	Short-Term Investment	2,279	2,279

99.4%	Total Investments	104,512	113,966
0.6%	Other Assets and Liabilities, Net		662

100.0%	Total Net Assets		114,628

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.4% of net assets

Equity Funds 79.1%

Laudus International MarketMasters Fund, Select Shares (a)	555,111	12,607
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	912,027	21,615
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	236,611	4,798
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	749,326	7,643
Schwab Core Equity Fund (a)	1,349,011	26,603
Schwab Dividend Equity Fund, Select Shares (a)	510,866	7,964
Schwab Small-Cap Equity Fund, Select Shares (a) *	501,131	9,517

		90,747

Fixed-Income Funds 17.5%

Schwab Total Bond Market Fund (a)	1,936,455	19,132
Schwab YieldPlus Fund, Select Shares (a)	93,574	907

		20,039

Money Funds 0.8%

Schwab Value Advantage Money Fund, Institutional Shares (a)	900,941	901

Total Other Investment Companies (Cost $102,233)		111,687

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.0% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	2,279	2,279

Total Short-Term Investment (Cost $2,279)		2,279

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $104,512 and the unrealized appreciation and depreciation were $9,454 and $0, respectively, with a net unrealized appreciation of $9,454.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

28 See financial notes

Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $102,233)		$111,687
Investments in unaffiliated issuers, at value (cost $2,279)	+	2,279

Total investments, at value (cost $104,512)		113,966
Receivables:
Fund shares sold		711
Dividends		86
Due from investment adviser	+	4

Total assets		114,767

Liabilities
Payables:
Investments bought		84
Fund shares redeemed		42
Accrued expenses	+	13

Total liabilities		139

Net Assets
Total assets		114,767
Total liabilities	−	139

Net assets		$114,628
Net Assets by Source
Capital received from investors		103,501
Net investment income not yet distributed		187
Net realized capital gains		1,486
Net unrealized capital gains		9,454

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$114,628		9,097		$12.60

See financial notes 29

Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$745
Interest	+	51

Total Investment Income		796

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		1,486

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		5,210

Expenses
Professional fees		15
Registration fees		10
Portfolio accounting fees		6
Shareholder reports		5
Trustees’ fees		3
Custodian fees		2
Other expenses	+	1

Total expenses		42
Expense reduction by adviser and Schwab	−	31

Net expenses		11

Increase in Net Assets from Operations
Total investment income		796
Net expenses	−	11

Net investment income		785
Net realized gains		1,486
Net unrealized gains	+	5,210

Increase in net assets from operations		$7,481

30 See financial notes

Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$785	$547
Net realized gains		1,486	192
Net unrealized gains	+	5,210	3,992

Increase in net assets from operations		7,481	4,731

Distributions Paid
Distributions from net investment income		895	360
Distributions from net realized gains	+	133	—

Total distributions		$1,028	$360

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,728	$57,421	3,408	$37,640
Shares Reinvested		83	990	33	346
Shares Redeemed	+	(505)	(6,156)	(497)	(5,487)

Net transactions in fund shares		4,306	$52,255	2,944	$32,499

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,791	$55,920	1,847	$19,050
Total increase	+	4,306	58,708	2,944	36,870

End of period		9,097	$114,628	4,791	$55,920

Net investment income not yet distributed			$187		$297

See financial notes 31

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/01/06-		11/01/05-	07/01/05[1]-
	4/30/07*		10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.83		10.36	10.00

Income from investment operations:
Net investment income	0.12		0.19	0.02
Net realized and unrealized gains	1.10		1.45	0.34

Total income from investment operations	1.22		1.64	0.36

Less distributions:
Distributions from net investment income	(0.15)		(0.17)	—
Distributions from net realized gains	(0.02)		—	—

Total distributions	(0.17)		(0.17)	—

Net asset value at end of period	12.88		11.83	10.36

Total return (%)	10.43	[2]	16.06	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4]	0.01	0.01	[4]
Gross operating expenses[3]	0.17	[4]	0.48	1.10	[4]
Net investment income	1.75	[4]	1.26	0.80	[4]
Portfolio turnover rate	—		1	—
Net assets, end of period ($ x 1,000,000)	78		34	9

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expense incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the fund from underlying funds is reduced by those expenses.
[4]	Annualized.

32 See financial notes

Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.9%		Other Investment Companies	70,740	76,780
5.9%		Short-Term Investments	4,565	4,565

104.8%		Total Investments	75,305	81,345
(4	.8)%	Other Assets and Liabilities, Net		(3,745)

100.0%		Total Net Assets		77,600

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.9% of net assets

Equity Funds 86.9%

Laudus International MarketMasters Fund, Select Shares (a)	383,080	8,700
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	819,973	19,433
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	181,778	3,686
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	540,941	5,518
Schwab Core Equity Fund (a)	895,895	17,667
Schwab Dividend Equity Fund, Select Shares (a)	367,348	5,727
Schwab Small-Cap Equity Fund, Select Shares (a) *	353,102	6,705

		67,436

Fixed-Income Funds 11.3%

Schwab Total Bond Market Fund (a)	828,347	8,184
Schwab YieldPlus Fund, Select Shares (a)	60,019	582

		8,766

Money Funds 0.7%

Schwab Value Advantage Money Fund, Institutional Shares (a)	578,072	578

Total Other Investment Companies (Cost $70,741)		76,780

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 5.9% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	1,540	1,540
JP Morgan, Grand Cayman Time Deposit
5.03%, 05/01/07	1,485	1,485
Wells Fargo, Grand Cayman Time Deposit
5.03%, 05/01/07	1,540	1,540

Total Short-Term Investments (Cost $4,565)		4,565

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $75,305, and the unrealized appreciation and depreciation were $6,040 and $0, respectively, with a net unrealized appreciation of $6,040.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 33

Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $70,740)		$76,780
Investments in unaffiliated issuers, at value (cost $4,565)	+	4,565

Total Investments at value (cost $75,305)		81,345
Receivables:
Fund shares sold		785
Dividends		37
Due from investment adviser		6
Interest	+	1

Total assets		82,174

Liabilities
Payables:
Investments bought		4,537
Fund shares redeemed		26
Accrued expenses	+	11

Total liabilities		4,574

Net Assets
Total assets		82,174
Total liabilities	−	4,574

Net assets		$77,600
Net Assets by Source
Capital received from investors		70,529
Net investment income not yet distributed		50
Net realized capital gains		981
Net unrealized capital gains		6,040

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$77,600		6,027		$12.88

34 See financial notes

Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$393
Interest	+	31

Total Investment Income		424

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		980

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		3,601

Expenses
Professional fees		15
Registration fees		8
Portfolio accounting fees		6
Shareholder reports		5
Trustees’ fees		3
Custodian fees		2
Overdraft expense		1
Other expenses	+	1

Total expenses		41
Expense reduction by adviser and Schwab	−	38

Net expenses		3

Increase in Net Assets from Operations
Total investment income		424
Net expenses	−	3

Net investment income		421
Net realized gains		980
Net unrealized gains	+	3,601

Increase in net assets from operations		$5,002

See financial notes 35

Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$421	$250
Net realized gains		980	108
Net unrealized gains	+	3,601	2,315

Increase in net assets from operations		5,002	2,673

Distributions Paid
Distributions from net investment income		488	182
Distributions from net realized gains	+	75	—

Total Distributions		$563	$182

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,620	$44,927	2,218	$24,869
Shares Reinvested		45	547	16	176
Shares Redeemed	+	(487)	(6,009)	(255)	(2,853)

Net transactions in fund shares		3,178	$39,465	1,979	$22,192

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,849	$33,696	870	$9,013
Total increase	+	3,178	43,904	1,979	24,683

End of period		6,027	$77,600	2,849	$33,696

Net investment income not yet distributed			$50		$117

36 See financial notes

Schwab Retirement Income Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	7/01/05[1]–
	4/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.19		9.90	10.00

Income or loss from investment operations:
Net investment income	0.22		0.41	0.11
Net realized and unrealized gains or losses	0.27		0.32	(0.09)

Total income from investment operations	0.49		0.73	0.02
Less distributions:
Distributions from net investment income	(0.22)		(0.41)	(0.12)
Distributions from net realized gains	—		(0.03)	—

Total distributions	(0.22)		(0.44)	(0.12)

Net asset value at end of period	10.46		10.19	9.90

Total return (%)	4.86	[2]	7.52	0.16	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.10	[4]	0.10	0.10	[4]
Gross operating expenses[3]	0.17	[4]	0.36	0.64	[4]
Net investment income	4.45	[4]	4.20	3.40	[4]
Portfolio turnover rate	—		1	—
Net assets, end of period ($ x 1,000,000)	56		36	14

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio. The income received by the fund from underlying funds is reduced by those expenses.
[4]	Annualized.

See financial notes 37

Schwab Retirement Income Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.3%	Other Investment Companies	51,435	52,990
4.2%	Short-Term Investments	2,365	2,365

99.5%	Total Investments	53,800	55,355
0.5%	Other Assets and Liabilities, Net		253

100.0%	Total Net Assets		55,608

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 95.3% of net assets

Equity Funds 20.9%

Laudus International MarketMasters Fund, Select Shares (a)	129,748	2,947
Schwab Dividend Equity Fund, Select Shares (a)	557,992	8,699

		11,646

Fixed-Income Funds 69.9%

Schwab Total Bond Market Fund (a)	2,622,188	25,907
Schwab YieldPlus Fund, Select Shares (a)	1,335,885	12,945

		38,852

Money Funds 4.5%

Schwab Value Advantage Money Fund, Institutional Shares (a)	2,492,136	2,492

Total Other Investment Companies (Cost $51,435)		52,990

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.2% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	1,440	1,440
Wells Fargo, Grand Cayman Time Deposit
5.03%, 05/01/07	925	925

Total Short-Term Investments (Cost $2,365)		2,365

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $53,804, and the unrealized appreciation and depreciation were $1,559, and ($8), respectively, with a net unrealized appreciation of $1,551.

(a)	Issuer is affiliated with the fund’s adviser.

38 See financial notes

Schwab Retirement Income Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, in affiliated underlying funds, at value (cost $51,435)		$52,990
Investments in unaffiliated issuers, at value (cost $2,365)	+	2,365

Total investments, at value (cost $53,800)		55,355
Receivables:
Fund shares sold		349
Dividends		166
Due from investment adviser	+	1

Total assets		55,871

Liabilities
Payables:
Investments bought		161
Fund shares redeemed		87
Trustees		1
Accrued expenses	+	14

Total liabilities		263

Net Assets
Total assets		55,871
Total liabilities	−	263

Net assets		$55,608
Net Assets by Source
Capital received from investors		53,782
Net investment income not yet distributed		6
Net realized gains		265
Net unrealized capital gains		1,555

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$55,608		5,318		$10.46

See financial notes 39

Schwab Retirement Income Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$976
Interest	+	27

Total Investment Income		1,003

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		269

Net Unrealized Gains and Losses
Net unrealized gains from affiliated underlying funds		843

Expenses
Professional fees		15
Registration fees		8
Portfolio accounting fees		6
Trustees’ fees		3
Shareholder reports		3
Custodian fees		2
Other expenses	+	1

Total expenses		38
Expense reduction by adviser and Schwab	−	16

Net expenses		22

Increase in Net Assets from Operations
Total investment income		1,003
Net expenses	−	22

Net investment income		981
Net realized gains		269
Net unrealized gains	+	843

Increase in net assets from operations		$2,093

40 See financial notes

Schwab Retirement Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/06 -04/30/07	11/1/05 -10/31/06
Net investment income		$981	$1,205
Net realized gains		269	65
Net unrealized gains	+	843	829

Increase in net assets from operations		2,093	2,099

Distributions Paid
Distributions from net investment income		979	1,205
Distributions from net realized gains	+	—	65

Total distributions		$979	$1,270

Transactions in Fund Shares

		11/1/06 -04/30/07		11/1/05 - 10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,254	$23,337	3,030	$30,303
Shares reinvested		66	688	86	859
Shares redeemed	+	(575)	(5,953)	(953)	(9,526)

Net transactions in fund shares		1,745	$18,072	2,163	$21,636

Shares Outstanding and Net Assets

		11/1/06 -04/30/07		11/1/05 - 10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,573	$36,422	1,410	13,957
Total increase	+	1,745	19,186	2,163	22,465

End of period		5,318	$55,608	3,573	$36,422

Net investment income not yet distributed			$6		$4

See financial notes 41

Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

42

Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

 43

Schwab Target Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

Target 2010 Fund	0.06%
Target 2020 Fund	0.04%
Target 2030 Fund	0.03%
Target 2040 Fund	0.01%
Retirement Income Fund	0.10%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2007, the percentages of the underlying funds’ shares of other related funds owned by each Target fund are:

	Target 2010		Target 2020		Target 2030		Target 2040		Retirement
	Fund		Fund		Fund		Index Fund		Income Fund

Schwab Active Equity Funds:
Core Equity Fund		1.2%		1.9%		1.5%		1.0%	—
Dividend Equity Fund		0.3%		0.6%		0.4%		0.3%	0.4%
Small-Cap Equity Fund		0.6%		1.0%		0.8%		0.6%	—
Laudus MarketMasters Funds:
International MarketMasters Fund		0.4%		0.6%		0.5%		0.3%	0.1%
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund		8.1%		14.2%		10.0%		7.2%	—
U.S. Discovery Fund		0.4%		0.6%		0.5%		0.4%	—
International Small Capitalization Fund		0.7%		1.4%		1.0%		0.9%	—
Schwab Bond Funds:
Total Bond Market Fund		2.1%		2.5%		1.3%		0.6%	1.8%
YieldPlus Fund	—*		—*		—*		—*		0.1%
Schwab Money Funds:
Value Advantage Money Fund	—*		—*		—*		—*		—*

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

44

Schwab Target Funds

Financial Notes, unaudited (continued)

4.	Purchases and Sales of Investment Securities:

(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of	Sales/Maturities
	Securities	of Securities

Target 2010 Fund	$36,232	$602
Target 2020 Fund	68,655	—
Target 2030 Fund	52,530	—
Target 2040 Fund	41,172	—
Retirement Income Fund	16,644	—

5.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/1/06 - 4/30/07)	(11/1/05 - 10/31/06)

Target 2010 Fund	$5	$1
Target 2020 Fund	15	11
Target 2030 Fund	4	4
Target 2040 Fund	4	5
Retirement Income Fund	—	—

6.	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

7.	Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had no aggregate deferred realized capital losses.

 45

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

46

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

 47

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

48

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 49

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. Add new words.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

50

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR34720-01

Schwab Viewpoints Fundtm

Semiannual Report
April 30, 2007

Schwab Viewpoints Fundtm

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000.We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Viewpoints Fundtm

Investor Shares (Ticker Symbol: SWOBX)	8.26%
Select Shares® (Ticker Symbol: SWMBX)	8.38%
Benchmark: Balanced Blended Index	6.21%
Fund Category: Morningstar Moderate Allocation	7.13%

Performance Details	pages 6-7

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Viewpoints Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Viewpoints Fund

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab Viewpoints Fund for the six-month period ended April 30, 2007. This fund is part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and services that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Viewpoints Fund 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Viewpoints Fund

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Viewpoints Fund 5

Schwab Viewpoints Fundtm

Jeffrey Mortimer, CFA CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee managing director and portfolio manager, co-manages the fund.

Schwab Viewpoints Fund Investor Shares returned 8.26% for the report period, outperforming its benchmark, the Balanced Blended Index, which was up 6.21%. To meet its goal of providing capital growth and income, the fund invests in a mix of equity and fixed income securities. During this report period, the fund was generally overweight in stocks, as we believed stocks would have potential for higher returns.

On the domestic side, TCW Investment Management Company, with a large-cap value focus, trailed its benchmark, the Russell 1000 Value Index. Gardner Lewis Asset Management L.P., whose focus is on large-cap growth stocks, outperformed its benchmark, the Russell 1000 Growth Index. Their performance can be attributed to strong stock selection, particularly within the Health Care and Information Technology sectors. Stocks that performed well for the period included MEMC Electronic Materials, Inc., Microchip Technology, Inc., and Qualcomm, Inc. During the report period, the fund’s large-cap blend allocation, managed by CSIM, outperformed its benchmark. Conversely, CSIM’s small-cap blend allocation slightly trailed its benchmark, as overall positive sector weights were offset by poor stock selection within Information Technology.

On the international front, Harris outperformed its benchmark, the MSCI EAFE, for the report period. Harris, whose focus is international value, had particularly strong stock selection within the Financials sector. Top performing stocks included Willis Group Holdings, Credit Suisse Group, and UBS AG.

The fund also has a significant exposure to fixed income. PIMCO (Pacific Investment Management Company, LLC), whose investment style is fixed income-total return, slightly underperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. During the report period, tactical shifts in mortgage allocation, as well as mortgage security selection contributed to returns. The fund also held high quality, short duration, floating rate asset-backed securities, which benefited performance, as these were unaffected by subprime mortgage headlines. On the downside, an underweight to corporate bonds detracted from returns. Additionally, exposure to U.K. interest rates hurt, as the Bank of England tightened rates during the first quarter of 2007.

As of 4/30/07:
 Statistics

Number of Long Holdings	481

Number of Short Positions	4
Weighted Average
Market Cap

($ x 1,000,000)	$58,023

Price/Earnings Ratio (P/E)	19.7

Price/Book Ratio (P/B)	2.8

Portfolio Turnover Rate[1]	152%

 Sector Weightings % of Investments

Financials	21.4%

Consumer Discretionary	21.2%

Information Technology	15.2%

Health Care	14.2%

Consumer Staples	8.4%

Industrials	8.4%

Telecommunication Services	3.8%

Materials	3.7%

Energy	2.9%

Utilities	0.8%

Total	100.0%

 Top Holdings % of Net Assets2

Fannie Mae 5.50%, 09/01/34	2.6%
U.S. Treasury Note 4.63%,

02/29/12	2.0%

Fannie Mae 5.50%, 02/01/35	1.7%

Fannie Mae 5.00%, 02/01/36	1.7%

Fannie Mae 5.50%,11/01/34	1.5%

Fannie Mae 4.50%,09/01/35	1.2%

UBS AG-Reg	1.1%
U.S. Treasury Note 4.00%,

06/15/09	1.1%

Fannie Mae 5.50%, 04/01/35	1.1%

JP Morgan Chase & Co.	0.9%

Total	14.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Viewpoints Fund

Schwab Viewpoints Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	8.26%	9.23%	8.39%	8.14%	7.99%
Select Shares (6/3/04)	8.38%	9.52%	n/a	n/a	10.06%
Benchmark: Balanced Blended Index	6.21%	12.09%	7.36%	7.70%	(11/18/96) 7.96%
					(6/3/04) 9.12%
Fund Category: Morningstar Moderate Allocation	7.13%	11.07%	7.51%	7.30%	(11/18/96) 7.27%
					(6/3/04) 10.04%

Fund Expense Ratios3: Investor Shares: Net 1.11%; Gross 1.26% / Select Shares: Net 0.96%; Gross 1.21%

 Investment Managers and Allocations

Investment Manager	Investment Style	% of Net Assets

Charles Schwab Investment Management, Inc.	Large-Cap Blend	5.5%
Gardner Lewis Asset Management L.P.	Large-Cap Growth	19.0%
TCW Investment Management Company	Large-Cap Value	17.7%
Charles Schwab Investment Management, Inc.	Small-Cap Blend	8.0%
Harris Associates L.P.	International Value	18.7%
Pacific Investment Management Company LLC	Fixed-Income Total Return	29.0%
Cash, overlay investments, and other assets	-	2.1%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Bond Index.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Viewpoints Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06–4/30/07

Schwab Viewpoints Fundtm
Investor Shares
Actual Return	0.99%	$1,000	$1,082.60	$5.11
Hypothetical 5% Return	0.99%	$1,000	$1,019.89	$4.96
Select Shares
Actual Return	0.84%	$1,000	$1,083.80	$4.34
Hypothetical 5% Return	0.84%	$1,000	$1,020.63	$4.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Viewpoints Fund

Schwab Viewpoints Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–		11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06		10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	13.39		12.85		11.88	11.07	9.35	10.12

Income or loss from investment operations:
Net investment income	0.12		0.25	[1]	0.15	0.08	0.12	0.20
Net realized and unrealized gains or losses	0.94		0.83	[1]	0.91	0.86	1.75	(0.73)

Total income or loss from investment operations	1.06		1.08		1.06	0.94	1.87	(0.53)
Less distributions:
Distributions from net investment income	(0.24)		(0.16)		(0.09)	(0.13)	(0.15)	(0.24)
Distributions from net realized gains	(0.60)		(0.38)		—	—	—	—

Total distributions	(0.84)		(0.54)		(0.09)	(0.13)	(0.15)	(0.24)

Net asset value at end of period	13.61		13.39		12.85	11.88	11.07	9.35

Total return (%)	8.26	[2]	8.59		8.92	8.59	20.25	(5.55)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3,4]	1.03	[4]	1.10	1.10	1.10	0.76 [5,6]
Gross operating expenses	1.20	[3]	1.26		1.27	1.32	1.33	1.10 [6]
Net investment income	1.79	[3]	1.90		1.14	0.68	1.13	1.89
Portfolio turnover rate	152	[2]	244		283	242	256	380
Net assets, end of period ($ x 1,000,000)	121		122		130	130	109	97

	11/01/06–		11/01/05–		11/01/04–	6/03/04[7]–
Select Shares	4/30/07*		10/31/06		10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.41		12.87		11.89	11.57

Income from investment operations:
Net investment income	0.13		0.29	[1]	0.15	0.02
Net realized and unrealized gains	0.94		0.82	[1]	0.93	0.30

Total income from investment operations	1.07		1.11		1.08	0.32
Less distributions:
Distributions from net investment income	(0.26)		(0.19)		(0.10)	—
Distributions from net realized gains	(0.60)		(0.38)		—	—

Total distributions	(0.86)		(0.57)		(0.10)	—

Net asset value at end of period	13.62		13.41		12.87	11.89

Total return (%)	8.38	[2]	8.79		9.11	2.77	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.84	[3,8]	0.81	[8]	0.95	0.95	[3]
Gross operating expenses	1.15	[3]	1.24		1.22	1.29	[3]
Net investment income	1.94	[3]	2.21		1.32	0.73	[3]
Portfolio turnover rate	152	[2]	244		283	242	[2]
Net assets, end of period ($ x 1,000,000)	29		28		9	2

*	Unaudited.

[1]	Calculated based on average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 1.10% and 1.09% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits or dividend and interest expenses on short sales had not been included.
[5]	The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.
[6]	Prior to the fund’s change in structure of June 3, 2002, the expenses incurred by underling funds in which the fund invested were not included in this ratio.
[7]	Commencement of operations.
[8]	The ratio of net operating expenses would have been 0.95% and 0.94% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits or dividend and interest expenses on short sales had not been included.

See financial notes 9

Schwab Viewpoints Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

49.8%		Common Stock	61,296	74,547
18.5%		Foreign Common Stock	24,212	27,601
8.0%		U.S. Government Securities	11,849	11,916
0.7%		Foreign Government Securities	904	1,045
1.0%		Corporate Bonds	1,544	1,565
0.4%		Municipal Bonds	465	537
0.3%		Asset-Backed Obligations	411	411
17.6%		Mortgage-Backed Securities	26,466	26,280
0.5%		Non-Agency Mortgage-Backed Securities	731	728
7.5%		Short-Term Investments	11,233	11,233
	—%	Other Investments	10	10
0.1%		Purchased Options	178	195

104.4%		Total Investments	139,299	156,068
(2	.6)%	Short Sales	(3,895)	(3,898)
(0	.1)%	Options Written	(39)	(61)
(1	.7)%	Other Assets and Liabilities		(2,549)

100.0%		Net Assets		149,560

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 49.8% of net assets

Automobiles & Components 0.2%

General Motors Corp. (a)	7,200	225
Standard Motor Products, Inc.	1,400	26
The Goodyear Tire & Rubber Co. *	530	17
Winnebago Industries, Inc. (a)	2,110	68

		336

Banks 0.7%

BancFirst Corp. (a)	400	17
BancorpSouth, Inc. (a)	480	12
Bank of Hawaii Corp. (a)	2,770	146
Comerica, Inc. (a)	600	37
Fannie Mae (a)	12,400	731
First Financial Holdings, Inc.	200	7
KeyCorp (a)	980	35
WesBanco, Inc.	200	6

		991

Capital Goods 3.6%

Accuride Corp. *	500	7
Acuity Brands, Inc. (a)	3,710	219
AGCO Corp. *	3,800	159
Belden CDT, Inc. (a)	4,130	231
Crane Co. (a)	4,190	178
Danaher Corp. (a)	7,700	548
EMCOR Group, Inc. (a) *	5,780	362
Emerson Electric Co. (a)	1,130	53
Foster Wheeler Ltd. *	100	7
General Electric Co.	19,600	723
GrafTech International Ltd. *	5,500	55
Honeywell International, Inc. (a)	17,400	943
Lennox International, Inc.	1,000	34
Lockheed Martin Corp. (a)	3,190	307
Raytheon Co. (a)	4,580	245
Teleflex, Inc. (a)	4,530	325
The Boeing Co. (a)	4,250	395
Thomas & Betts Corp. (a) *	2,620	143
Tyco International Ltd. (a)	14,100	460
Wabtec Corp.	1,300	48

		5,442

Commercial Services & Supplies 0.7%

ABM Industries, Inc.	4,700	132
Administaff, Inc. (a)	1,270	42
CBIZ, Inc. (a) *	3,820	26
Ennis, Inc.	190	5
Equifax, Inc. (a)	100	4
Heidrick & Struggles International, Inc. (a) *	2,960	140
IHS, Inc., Class A *	600	25
IKON Office Solutions, Inc. (a)	12,590	188
Spherion Corp. (a) *	4,300	37
Steelcase, Inc., Class A (a)	1,030	20
Viad Corp. (a)	2,010	82
Waste Management, Inc. (a)	7,400	277

		978

Consumer Durables & Apparel 1.9%

Blyth, Inc. (a)	7,790	203
Coach, Inc. (a) *	12,320	602
Deckers Outdoor Corp. *	300	23
Hasbro, Inc. (a)	2,100	66
Kellwood Co. (a)	8,470	239
Mattel, Inc. (a)	16,000	453
Newell Rubbermaid, Inc. (a)	2,850	87
Nike, Inc., Class B (a)	8,000	431
Phillips-Van Heusen Corp. (a)	3,030	169

10 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Sony Corp. (a)	11,100	591

		2,864

Consumer Services 1.3%

Career Education Corp. (a) *	1,940	57
CPI Corp. (a)	780	45
DeVry, Inc. (a)	8,660	286
IHOP Corp. (a)	2,200	130
Service Corp. International	4,160	50
Starbucks Corp. *	18,000	558
Wynn Resorts Ltd. (a) *	8,100	828

		1,954

Diversified Financials 5.5%

American Capital Strategies Ltd. (a)	14,200	691
American Express Co. (a)	21,400	1,298
AmeriCredit Corp. (a) *	260	7
Ameriprise Financial, Inc. (a)	2,100	125
Capital One Financial Corp. (a)	6,000	446
Chicago Mercantile Exchange Holdings, Inc., Class A (a)	956	494
Citigroup, Inc.	7,000	375
Federated Investors, Inc., Class B	4,350	166
Franklin Resources, Inc. (a)	2,120	278
Investment Technology Group, Inc. (a) *	2,520	95
JPMorgan Chase & Co. (a)	25,280	1,317
Legg Mason, Inc.	3,000	298
Mellon Financial Corp. (a)	3,500	150
Merrill Lynch & Co., Inc. (a)	10,000	902
Moody’s Corp. (a)	220	15
Morgan Stanley	6,900	580
Northern Trust Corp. (a)	100	6
SWS Group, Inc. (a)	1,630	42
The Goldman Sachs Group, Inc.	4,270	934

		8,219

Energy 2.0%

Chevron Corp. (a)	9,700	755
ConocoPhillips (a)	8,800	610
Exxon Mobil Corp. (a)	3,840	305
Global Industries Ltd. *	10,000	208
Holly Corp. (a)	650	41
National-Oilwell Varco, Inc. *	170	14
Parker Drilling Co. (a) *	17,760	193
Tesoro Corp.	550	67
USEC, Inc. (a) *	2,560	52
Weatherford International Ltd. *	13,455	706

		2,951

Food & Staples Retailing 0.7%

Costco Wholesale Corp. (a)	4,902	263
CVS/Caremark Corp. (a)	21,200	768
The Kroger Co.	440	13

		1,044

Food, Beverage & Tobacco 1.3%

Alliance One International, Inc. *	6,700	66
ConAgra Foods, Inc.	3,970	97
General Mills, Inc. (a)	2,220	133
Kraft Foods, Inc., Class A (a)	23,800	797
Reynolds American, Inc. (a)	300	19
Seaboard Corp.	38	95
The Coca-Cola Co. (a)	2,330	122
The Hershey Co. (a)	10,100	555

		1,884

Health Care Equipment & Services 5.3%

Aetna, Inc. (a)	11,505	539
Alcon, Inc. (a)	4,600	621
AmerisourceBergen Corp. (a)	1,345	67
Analogic Corp.	600	37
Baxter International, Inc. (a)	8,780	497
Becton Dickinson & Co. (a)	560	44
Boston Scientific Corp. (a) *	70,002	1,081
CIGNA Corp. (a)	6,320	983
CONMED Corp. *	400	12
CorVel Corp. (a) *	3,875	106
Healthspring, Inc. *	100	2
Humana, Inc. (a) *	14,565	921
Magellan Health Services, Inc. (a) *	7,700	330
McKesson Corp. (a)	11,740	691
MedCath Corp. (a) *	5,450	162
Medco Health Solutions, Inc. (a) *	4,200	328
Medtronic, Inc.	5,400	286
Mentor Corp. (a)	2,560	100
Sierra Health Services, Inc. (a) *	7,830	324
Tenet Healthcare Corp. (a) *	104,400	775
WellPoint, Inc. (a) *	330	26

		7,932

Household & Personal Products 2.1%

Avon Products, Inc. (a)	16,000	637
Kimberly-Clark Corp. (a)	8,800	626
NBTY, Inc. (a) *	26,280	1,298
The Procter & Gamble Co. (a)	9,200	592

		3,153

Insurance 2.6%

Alleghany Corp. (a) *	245	88
American Financial Group, Inc. (a)	4,700	166
American International Group, Inc. (a)	6,800	475
American Physicians Capital, Inc. (a) *	1,945	77
Argonaut Group, Inc. (a) *	3,180	107

See financial notes 11

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

CNA Surety Corp. (a) *	120	2
Delphi Financial Group, Inc., Class A (a)	2,580	110
FBL Financial Group, Inc., Class A (a)	1,020	39
FPIC Insurance Group, Inc. (a) *	200	9
Genworth Financial, Inc., Class A (a)	510	19
Great American Financial Resources, Inc. (a)	280	7
Hanover Insurance Group, Inc.	400	18
Harleysville Group, Inc. (a)	1,720	52
Lincoln National Corp. (a)	640	45
Loews Corp. (a)	1,220	58
MetLife, Inc. (a)	13,600	893
National Interstate Corp. (a)	100	2
Nationwide Financial Services, Inc., Class A (a) *	430	25
Philadelphia Consolidated Holding Corp. (a) *	1,880	82
Principal Financial Group, Inc. (a)	2,880	183
Prudential Financial, Inc. (a)	480	46
Safety Insurance Group, Inc. (a)	2,340	94
Selective Insurance Group, Inc. (a)	980	26
StanCorp Financial Group, Inc. (a)	120	6
State Auto Financial Corp. (a)	900	27
The Chubb Corp. (a)	6,810	367
The Hartford Financial Services Group, Inc.	100	10
The Travelers Cos., Inc. (a)	13,740	743
W. R. Berkley Corp. (a)	950	31

		3,807

Materials 2.0%

AK Steel Holding Corp. (a) *	2,540	77
Albemarle Corp.	400	17
Carpenter Technology Corp. (a)	540	66
Celanese Corp., Class A	1,170	39
CF Industries Holdings, Inc.	400	16
Cleveland-Cliffs, Inc.	600	42
FMC Corp. (a)	420	32
Freeport-McMoRan Copper & Gold, Inc., Class B	214	14
Greif, Inc., Class A (a)	5,060	281
H.B. Fuller Co. (a)	7,100	182
Headwaters, Inc. *	6,700	145
International Paper Co. (a)	1,605	61
Louisiana-Pacific Corp. (a)	11,200	221
MeadWestvaco Corp. (a)	18,200	607
Monsanto Co. (a)	11,400	672
Nucor Corp. (a)	1,090	69
OM Group, Inc. (a) *	1,160	61
Packaging Corp. of America (a)	480	12
Pactiv Corp. (a) *	970	34
Quanex Corp.	200	9
Sonoco Products Co. (a)	4,260	182
Spartech Corp. (a)	5,110	143
Temple-Inland, Inc. (a)	260	15
The Lubrizol Corp. (a)	850	51

		3,048

Media 2.5%

CBS Corp., Class B (a)	4,010	127
Clear Channel Communications, Inc. (a)	16,300	578
Comcast Corp., Class A (a) *	17,050	455
Comcast Corp., Special Class A (a) *	36,300	958
DreamWorks Animation SKG, Inc., Class A *	700	21
Gemstar — TV Guide International, Inc. *	9,900	44
LodgeNet Entertainment Corp. (a) *	600	20
Omnicom Group, Inc.	1,215	127
Sinclair Broadcast Group, Inc., Class A (a)	16,910	276
The Interpublic Group of Cos., Inc. (a) *	16,300	207
The McGraw-Hill Cos., Inc. (a)	1,510	99
The Walt Disney Co.	2,470	86
Time Warner, Inc. (a)	36,700	757

		3,755

Pharmaceuticals & Biotechnology 2.7%

Abbott Laboratories	9,700	549
Applied Biosystems Group - Applera Corp. (a)	2,690	84
Bio-Rad Laboratories, Inc., Class A (a) *	210	15
Biogen Idec, Inc. (a) *	620	29
Gilead Sciences, Inc. *	5,320	435
Immunomedics, Inc. *	1,200	6
King Pharmaceuticals, Inc. (a) *	3,230	66
Merck & Co. Inc. (a)	4,720	243
MGI Pharma, Inc. *	7,200	159
Millennium Pharmaceuticals, Inc. (a) *	39,400	437
Pfizer, Inc. (a)	39,310	1,040
Regeneron Pharmaceuticals, Inc. *	4,960	135
Schering-Plough Corp.	3,000	95
Sciele Pharma, Inc. *	900	22
Watson Pharmaceuticals, Inc. (a) *	14,000	382
Wyeth (a)	6,300	350

		4,047

Retailing 2.4%

American Eagle Outfitters, Inc. (a)	1,180	35

12 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Bed Bath & Beyond, Inc. (a) *	8,300	338
Best Buy Co., Inc. (a)	13,800	644
Blockbuster, Inc., Class A (a) *	22,800	141
Circuit City Stores, Inc.	16,105	281
Expedia, Inc. *	650	15
Federated Department Stores, Inc. (a)	7,100	312
FTD Group, Inc. (a)	2,090	37
J.C. Penney Co., Inc. (a)	4,380	346
Nordstrom, Inc. (a)	1,090	60
Office Depot, Inc. (a) *	9,200	309
Payless Shoesource, Inc. (a) *	7,830	250
Sears Holdings Corp. *	220	42
Staples, Inc. (a)	20,600	511
The Gymboree Corp. (a) *	830	32
The Men’s Wearhouse, Inc. (a)	4,850	210

		3,563

Semiconductors & Semiconductor Equipment 2.1%

Advanced Energy Industries, Inc. (a) *	3,710	91
Applied Materials, Inc. (a)	7,300	140
Broadcom Corp., Class A (a) *	17,150	558
Credence Systems Corp. (a) *	27,640	103
Intel Corp. (a)	34,100	733
KLA-Tencor Corp.	100	6
MEMC Electronic Materials, Inc. *	18,000	988
Microchip Technology, Inc. (a)	12,500	504
MKS Instruments, Inc. (a) *	790	21
Photronics, Inc. *	400	6
Silicon Storage Technology, Inc. *	5,400	22

		3,172

Software & Services 2.6%

Adobe Systems, Inc. (a) *	15,000	623
Ariba, Inc. (a) *	3,540	31
Aspen Technology, Inc. (a) *	1,040	14
Authorize.Net Holdings, Inc. *	4,600	81
BMC Software, Inc. (a) *	2,260	73
Cadence Design Systems, Inc. *	2,590	57
Convergys Corp. *	200	5
Covansys Corp. (a) *	1,980	66
CSG Systems International, Inc. (a) *	11,810	316
Electronic Data Systems Corp. (a)	15,510	454
FactSet Research Systems, Inc.	300	18
Forrester Research, Inc. (a) *	2,550	66
Global Payments, Inc. (a)	4,180	159
Google, Inc., Class A (a) *	2,026	955
Greenfield Online, Inc. *	1,100	18
Hewitt Associates, Inc., Class A *	700	21
Interwoven, Inc. (a) *	2,330	36
McAfee, Inc. (a) *	730	24
MICROS Systems, Inc. (a) *	170	9
SonicWALL, Inc. (a) *	3,380	28
SPSS, Inc. (a) *	750	27
Sybase, Inc. (a) *	6,810	165
Sykes Enterprises, Inc. (a) *	8,960	165
Synopsys, Inc. (a) *	5,600	155
TIBCO Software, Inc. *	5,980	55
Total System Services, Inc.	1,130	35
Tyler Technologies, Inc. (a) *	210	3
Yahoo!, Inc. *	8,700	244

		3,903

Technology Hardware & Equipment 4.5%

Alcatel-Lucent, ADR (a)	45,965	609
Apple, Inc. *	4,400	439
Avaya, Inc. (a) *	1,760	23
C-COR, Inc. (a) *	9,450	116
Coherent, Inc. *	4,400	138
Corning, Inc. (a) *	24,500	581
Dolby Laboratories, Inc., Class A *	1,300	46
Emulex Corp. (a) *	1,560	33
Hewlett-Packard Co. (a)	22,400	944
International Business Machines Corp. (a)	11,540	1,180
Methode Electronics, Inc.	6,300	95
MTS Systems Corp.	200	9
NCR Corp. (a) *	14,315	721
QUALCOMM, Inc. (a)	17,600	771
Solectron Corp. (a) *	106,340	356
UTStarcom, Inc. (a) *	11,510	82
Xerox Corp. (a) *	34,850	645

		6,788

Telecommunication Services 1.7%

America Movil SAB de C.V., Class L ADR	11,970	629
AT&T, Inc. (a)	23,800	921
Citizens Communications Co. (a)	6,865	107
CT Communications, Inc. (a)	820	20
Qwest Communications International, Inc. (a) *	102,200	908
Rural Cellular Corp. Class A *	400	10
Verizon Communications, Inc.	110	4

		2,599

Transportation 0.8%

AMR Corp. (a) *	810	21
Con-way, Inc. (a)	3,100	169
Continental Airlines, Inc., Class B (a) *	3,070	112
CSX Corp. (a)	20,200	872
Horizon Lines, Inc., Class A	2,100	72

		1,246

Utilities 0.6%

Allete, Inc. (a)	1,790	87

See financial notes 13

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

American Electric Power Co., Inc. (a)	13,200	663
Edison International (a)	1,210	63
FirstEnergy Corp. (a)	250	17
The AES Corp. (a) *	1,570	34
TXU Corp.	100	7

		871

Total Common Stock (Cost $61,296)		74,547

Foreign Common Stock 18.5% of net assets

Australia 0.1%

Banks 0.1%
Australia & New Zealand Banking Group Ltd.	8,600	217

France 1.6%

Banks 0.4%
BNP Paribas	5,200	603
Media 1.0%
Publicis Groupe	11,000	523
Vivendi S.A.	12,600	520
Societe Television Francaise 1	13,900	478

		1,521
Pharmaceuticals & Biotechnology 0.2%
Sanofi-Aventis	2,400	220

		2,344

Germany 1.9%

Automobiles & Components 1.3%
DaimlerChrysler AG - Reg’d	13,000	1,052
Bayerische Motoren Werke (BMW) AG	14,500	892

		1,944
Household & Personal Products 0.2%
Henkel KGaA	2,000	281
Insurance 0.4%
Hannover Rueckversicherung AG	13,100	663

		2,888

Hong Kong 0.1%

Retailing 0.1%
Giordano International Ltd.	330,000	160

Ireland 0.3%

Banks 0.3%
Bank of Ireland	20,100	431

Japan 2.4%

Automobiles & Components 0.3%
Honda Motor Co., Ltd.	10,200	350
Diversified Financials 0.9%
Daiwa Securities Group, Inc.	55,200	615
Nikko Cordial Corp.	52,600	757

		1,372
Household & Personal Products 0.2%
Uni-Charm Corp.	4,500	265
Pharmaceuticals & Biotechnology 0.2%
Takeda Pharmaceutical Co., Ltd.	4,900	318
Semiconductors & Semiconductor Equipment 0.6%
Rohm Co., Ltd.	9,700	876
Technology Hardware & Equipment 0.1%
OMRON Corp.	6,000	161
Telecommunication Services 0.1%
NTT DoCoMo, Inc.	100	170

		3,512

Mexico 0.1%

Media 0.1%
Grupo Televisa SA de CV, ADR (a)	7,000	196

Netherlands 0.5%

Consumer Durables & Apparel 0.3%
Koninklijke (Royal) Philips Electronics N.V.	12,500	513
Materials 0.2%
Akzo Nobel N.V.	2,700	217

		730

Republic of Korea 1.2%

Banks 0.2%
Kookmin Bank	2,900	260
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	1,055	645
Telecommunication Services 0.6%
SK Telecom Co., Ltd.	4,100	865

		1,770

Singapore 0.1%

Banks 0.1%
United Overseas Bank Ltd.	15,100	211

Spain 0.5%

Media 0.5%
Gestevision Telecinco S.A.	22,500	679

14 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Switzerland 3.8%

Commercial Services & Supplies 0.6%
Adecco S.A. - Reg’d	12,700	873
Consumer Durables & Apparel 0.1%
Swatch Group AG	800	229
Diversified Financials 1.8%
Credit Suisse Group - Reg’d	12,100	950
UBS AG - Reg	17,400	1,131
UBS AG - Reg’d	8,700	564

		2,645
Food, Beverage & Tobacco 0.4%
Nestle S.A. - Reg’d	1,420	562
Materials 0.3%
Syngenta AG - Reg’d	500	100
Givaudan S.A. - Reg’d	410	384

		484
Pharmaceuticals & Biotechnology 0.6%
Novartis AG - Reg’d	15,900	924

		5,717

United Kingdom 5.9%

Banks 1.1%
Lloyds TSB Group plc	57,800	668
HSBC Holdings plc	51,000	941

		1,609
Consumer Services 0.5%
Compass Group plc	96,800	700
Diversified Financials 0.5%
Schroders plc	27,900	714
Food, Beverage & Tobacco 1.0%
Diageo plc	41,800	881
Cadbury Schweppes plc	42,200	558

		1,439
Insurance 0.1%
Willis Group Holdings Ltd. (a)	3,300	135
Media 1.4%
British Sky Broadcasting Group plc	96,000	1,100
Johnston Press plc	71,300	657
Trinity Mirror plc	37,800	402

		2,159
Pharmaceuticals & Biotechnology 0.7%
GlaxoSmithKline plc	36,100	1,041
Retailing 0.5%
Signet Group plc	299,800	736
Telecommunication Services 0.1%
Vodafone Group plc	74,800	213

		8,010

Total Foreign Common Stock (Cost $24,212)		27,601

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 8.0% of net assets

U.S. Treasury Bond
8.13%, 08/15/19	100	131
U.S. Treasury Inflation Protected Security
2.00%, 01/15/26 (a)	308	292
2.38%, 04/15/11 (a)	205	208
2.50%, 07/15/16 (a)	403	414
U.S. Treasury Note
3.75%, 05/15/08 (a)	400	395
3.88%, 09/15/10 (a)	900	883
4.00%, 06/15/09 (a)	1,700	1,681
4.00%, 02/15/14 (a)	1,000	968
4.38%, 01/31/08 (a)	300	299
4.38%, 11/15/08 (a)	100	99
4.50%, 11/15/10 (a)	1,000	1,001
4.63%, 12/31/11	500	502
4.63%, 02/29/12	3,000	3,015
4.75%, 05/14/15	900	913
4.88%, 04/30/11 (a)	1,100	1,115

Total U.S. Government Securities (Cost $11,849)		11,916

Foreign Government Securities 0.7% of net assets

Federative Republic of Brazil
12.50%, 01/05/22	500	314
Government of United Kingdom
4.25%, 03/07/11	200	385
Panama Government International Bond
6.70%, 01/26/36 (a)	326	346

Total Foreign Government Securities (Cost $904)		1,045

Corporate Bonds 1.0% of net assets

Fixed-Rate Obligations 0.2%

DaimlerChrysler NA Holding Corp.
5.75%, 09/08/11 (a)	100	102
El Paso Corp.
7.80%, 08/01/31 (a)	100	112
Verizon Communications, Inc.
5.55%, 02/15/16 (a)	100	100

		314

Variable-Rate Obligations 0.8%

BellSouth Corp
5.46%, 05/15/07 (b)	200	200
ConocoPhillips Australia Funding Co.
5.45%, 07/10/07 (a)(b)	600	601

See financial notes 15

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

HSBC Bank USA
5.42%, 06/21/07 (a)(b)	250	250
Transocean, Inc.
5.55%, 06/05/07 (a)(b)	200	200

		1,251

Total Corporate Bonds (Cost $1,544)		1,565

Municipal Bonds 0.4% of net assets

Revenue Bonds 0.4%

Tobacco Settlement Financing Corp. of Rhode Island Revenue Bond, Series 2002A
6.25%, 06/01/42 (a)	500	537

Total Municipal Bonds (Cost $465)		537

Asset-Backed Obligations 0.3% of net assets

Honda Auto Receivables Owner Trust, Series 2006-1 Class A2
5.10%, 09/18/08 (a)	179	179
Nissan Auto Receivables Owner Trust, Series 2001-B Class A2
5.18%, 08/15/08 (a)	225	225
Quest Trust, 144A Series 2004-X2 Class A1
5.88%, 05/25/07 (a)(b)(c)(d)	7	7

Total Asset-Backed Obligations (Cost $411)		411

Mortgage-Backed Securities 17.6% of net assets

Collateralized Mortgage Obligations 0.3%

Variable-Rate Obligations 0.3%
Freddie Mac Structured Series T-61 Class 1A1
6.38%, 05/25/07 (a)(b)	477	482

U.S. Government Agency Mortgages 17.3%

Fannie Mae
4.00%, 07/01/18 (a)	717	682
4.00%, 11/01/18 (a)	759	721
4.00%, 01/01/19 (a)	17	16
4.00%, 04/01/19 (a)	16	16
4.00%, 06/01/19 (a)	253	241
4.00%, 02/01/20 (a)	453	429
4.00%, 03/01/20 (a)	153	145
4.50%, 08/01/33 (a)	205	193
4.50%, 05/01/35 (a)	435	410
4.50%, 09/01/35 (a)	1,867	1,755
4.50%, 10/01/35 (a)	93	87
5.00%, 02/01/36 (a)	2,650	2,564
5.50%, 02/01/34 (a)	665	660
5.50%, 04/01/34 (a)	283	280
5.50%, 09/01/34 (a)	3,877	3,843
5.50%, 11/01/34 (a)	2,238	2,218
5.50%, 02/01/35 (a)	2,612	2,588
5.50%, 04/01/35 (a)	1,666	1,650
5.50%, 05/01/35 (a)	605	599
5.50%, 06/01/35 (a)	85	84
5.50%, 09/01/35 (a)	419	415
5.50%, 04/01/36 (a)	937	927
5.50%, 07/01/36 (a)	974	964
6.00%, 04/01/16 (a)	23	23
6.00%, 03/01/18 (a)	16	17
7.22%, 05/02/07 (a)(b)	12	12
Fannie Mae TBA
5.00%, 12/31/99	1,000	966
6.00%, 12/01/99	1,000	1,008
Freddie Mac
4.37%, 05/01/07 (a)(b)	139	138
6.00%, 09/01/22 (a)	157	160
Ginnie Mae TBA
5.00%, 12/01/99	1,000	973
6.00%, 12/01/99	1,000	1,014

		25,798

Total Mortgage-Backed Securities (Cost $26,466)		26,280

Non-Agency Mortgage-Backed Securities 0.5% of net assets

Fixed-Rate Obligations 0.1%

Bank of America Mortgage Securities Series 2004-2 Class 5A1
6.50%, 10/25/31 (a)	77	78
Residential Funding Mortgage Security I Series -S9 Class A1
6.50%, 03/25/32 (a)	42	42

		120

Variable-Rate Obligations 0.4%

Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1
5.62%, 05/25/07 (a)	62	62
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 23A2
5.38%, 05/25/07 (a)	112	112

16 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Washington Mutual Series 2003-R1 Class A1
5.86%, 05/25/07 (a)(b)	434	434

		608

Total Non-Agency Mortgage-Backed Securities (Cost $731)		728

Short-Term Investments 7.5% of net assets

Commercial Paper & Other Obligations 3.1%

Rabobank USA Fin Corp.
5.29%, 05/01/07	1,100	1,100
San Paolo IMI U.S. Financial Co.
5.22%, 06/27/07	1,100	1,091
Societe Generale
5.30%, 05/01/07	1,200	1,200
UBS Finance (Delaware), Inc.
5.22%, 06/25/07	1,200	1,190

		4,581

Repurchase Agreement 3.8%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $5,758 (fully collateralized by U.S. Government Agency securities with a value of $5,920).
	5,757	5,757

U.S. Treasury Obligation 0.6%

U.S. Treasury Bill
4.85%, 06/14/07	40	40
5.02%, 06/14/07	160	159
5.03%, 06/14/07	230	229
5.09%, 06/14/07	470	467

		895

Total Short-Term Investment (Cost $11,233)		11,233

	Number	Value
Security	of Shares	($ x 1,000)

Other Investments 0.0% of net assets

iShares Lehman Aggregate Bond Fund	100	10

Total Other Investments (Cost $10)		10

	Notional Amount
	($x 1,000)/	Value
Security	Number of Contracts	($ x 1,000)

Purchased Options 0.1% of net assets

Call Options 0.1%

3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 03/31/08	2,000	10
3 Month LIBOR Swaption Call, Strike Price 5.00, Expires 02/01/08	2,100	14
3 Month LIBOR Swaption Call, Strike Price 5.04, Expires 09/17/07	800	4
3 Month LIBOR Swaption Call, Strike Price 5.20, Expires 01/25/10	1,000	11
3 Month LIBOR Swaption Call, Strike Price 5.37, Expires 07/02/07	1,600	12
3 Month LIBOR Swaption Call, Strike Price 5.50, Expires 06/30/07	2,000	20
90 Day Euro Dollar Futures, Strike Price 95.00, Expires 03/17/08	7	6
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 03/17/08	7	4
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 06/16/08	7	6
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 12/17/07	7	2
USD/JPY, Strike Price 104.65, Expires 03/31/10	1,100	60

		149

Put Options 0.0%

3 Month LIBOR Swaption Put, Strike Price 5.2, Expires 01/25/10	1,000	7
90 Day Euro Dollar Futures, Strike Price 91.25, Expires 12/17/07	25	—

See financial notes 17

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Notional Amount
	($x 1,000)/	Value
Security	Number of Contracts	($ x 1,000)

USD/JPY, Strike Price 104.65, Expires 03/31/10	1,100	39

		46
Straddle Options – Call & Put 0.0%

USD/JPY Forward Straddle. Exercise Price $0.00. Expires 05/21/07	2,100	—

Total Purchased Options (Cost $178)		195

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $140,018, and the unrealized appreciation and depreciation were $17,855 and ($1,805), respectively, with a net appreciation of $16,050.

At 04/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer	Face Amount	Value
Rate, Acquisition Date Maturity Date	($ x 1,000)	($ x 1,000)

Quest Trust, 144A Series 2004-X2 Class A1
5.88%, 06/24/04, 05/25/07	7	7

As of 04/30/07, the prices of certain foreign securities held by the fund aggregating $26,530 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written.
(b)	Variable-rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7 or 0.0% of net assets.
(d)	Illiquid and/or restricted security.
ADR — American Depositary Receipt

18 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short Sales 2.6% of net assets

U.S. Government Agency Mortgages 1.3%

Fannie Mae TBA
5.50%, 12/01/99	1,950	1,929

U.S. Government Agency Securities 1.3%

U.S. Treasury Note
3.63%, 05/15/13	700	668
U.S. Treasury Note
4.75%, 05/15/14	900	914
U.S. Treasury Note
4.13%, 05/15/15	400	387

		1,969

Total Short Sales (Cost $3,895)		3,898

		Value
Security	Notional Amount ($ x 1,000)	($ x 1,000)

Options Written 0.0% of net assets

Call Options 0.0%

3 Month LIBOR Swaption Call, Strike Price 4.95, Expires 03/31/08	1,000	12
3 Month LIBOR Swaption Call, Strike Price 5.10, Expires 02/01/08	900	12
3 Month LIBOR Swaption Call, Strike Price 5.50, Expires 07/02/07	500	13
3 Month LIBOR Swaption Call, Strike Price 5.60, Expires 06/30/07	900	24

Total Options Written (Cost $39)		61

End of short sales and options written.

In addition to the above, the fund held the following at 04/30/07. All numbers x 1000 except number of futures contracts.

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Swap Agreements 0.0% of net assets

Interest Rate Swaps 0.0%

Australian Dollars 0.0%
Receive fixed rate payments of 6.50%, Pay variable rate payments of 6 month BBS, expires 01/15/10, Deutsche Bank Securities, Inc.	200	—
Receive fixed rate payments of 6.50%, Pay variable rate payments of 6 month BBS, expires 01/15/10, JPMorgan Chase & Co.	100	—

		—
British Pounds 0.0%
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 12/20/08, UBS, AG	4,800	(16)
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 6/15/09, HSBC	600	(4)
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 9/15/10, Barclays Bank plc	1,000	(45)

See financial notes 19

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 9/15/10, Royal Bank of Scotland	100	(1)
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 4.00%, expires 12/15/35, HSBC	200	15

		(51)
European Euro 0.0%
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 4.00%, expires 12/15/11, Deutsche Bank Securities, Inc.	3,000	(5)
Japanese Yen 0.0%
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 06/20/16, Barclays Bank plc	10,000	(1)
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 06/20/16, Merrill Lynch	20,000	(2)

		(3)
U.S. Dollars 0.0%
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/18/09, UBS, AG	4,000	19
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/12, Goldman Sachs & Co.	1,600	9
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/17, Barclays Bank plc	1,400	23
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/37, Deutsche Bank Securities, Inc.	1,200	(45)
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/37, Morgan Stanley	700	(24)
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/37, UBS, AG	500	(18)
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 06/20/17, Citibank N.A.	1,500	31
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 06/20/17, Deutsche Bank Securities, Inc.	2,100	46

20 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 6.00%, expires 12/15/24, UBS, AG	200	6

		47

Net unrealized losses on Interest Rate Swaps
		(12)

Credit Default Swaps – Purchased Protection 0.0%

European Euro 0.0%
DJ ITRAX Rate 0.85%, expires 12/20/16, Barclays Bank plc	100	(1)
DJ ITRAX Rate 0.85%, expires 12/20/16, BNP Paribas	600	(2)
DJ ITRAX Rate 0.85%, expires 12/20/16, Deutsche Bank Securities, Inc.	400	(2)
DJ ITRAX Rate 0.85%, expires 12/20/16, Morgan Stanley	100	—

		(5)
U.S. Dollars 0.0%
Allstate Corp. Rate 0.26%, expires 12/20/08, Morgan Stanley	100	—
AutoZone, Inc. Rate 0.35%, expires 12/20/08, UBS, AG	200	(1)
AutoZone, Inc. Rate 0.635%, expires 06/20/17, JPMorgan Chase & Co.	100	—
DaimlerChrysler NA Holding Corp. Rate 0.58%, expires 09/20/11, Barclays Bank plc	100	(1)
DJ CDX Rate 0.4575%, expires 12/20/15, Morgan Stanley	200	(1)
DJ CDX Rate 0.4625%, expires 12/20/15, Morgan Stanley	500	(1)
DJ CDX Rate 0.65%, expires 12/20/16, Morgan Stanley	900	7
DJ CDX Rate 0.75%, expires 12/20/11, Barclays Capital Inc.	900	1
Eaton Corp. Rate 0.28%, expires 12/20/08, Citibank N.A.	100	(1)
Eli Lilly & Co. Rate 0.16%, expires 12/20/08, Barclays Bank plc	100	—
Emerson Electric Co. Rate 0.21%, expires 12/20/08, Morgan Stanley	100	—
FedEx Corp. Rate 0.29%, expires 12/20/08, Citibank N.A.	100	—
Home Depot, Inc. Rate 0.12%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Ingersoll-Rand Co. Ltd. Rate 0.32%, expires 12/20/08, Merrill Lynch	100	—
Johnson & Johnson, Inc. Rate 0.11%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Masco Corp. Rate 0.30%, expires 12/20/08, Lehman Brothers, Inc.	100	—
People Republic of China Rate 0.40%, expires 6/20/09, Lehman Brothers, Inc.	200	(1)
RACEP 2006-3 D. Rate 1.95%, expires 04/15/20, Merrill Lynch	100	—

See financial notes 21

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

RACEP 2006-3 E. Rate 4.03%, expires 04/15/20, Merrill Lynch	100	—
RadioShack Corp. Rate 0.35%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Republic of Hungary Rate 0.535%, expires 05/20/16, Morgan Stanley	300	(4)
Republic of Hungary Rate 0.54%, expires 05/20/16, JPMorgan Chase & Co.	100	(1)
Republic of Hungary Rate 0.545%, expires 05/20/16, Deutsche Bank	200	(3)
SARA 2006-1A C. Rate 1.88%, expires 12/15/19, Merrill Lynch	100	—
SARA 2006-1A D. Rate 3.78%, expires 12/15/19, Merrill Lynch	100	—
Wal-Mart Stores, Inc. Rate 0.14%, expires 12/20/08, Citibank N.A.	200	—
Wal-Mart Stores, Inc. Rate 0.147%, expires 06/20/17, Morgan Stanley	100	—
Whirpool Corp. Rate 0.29%, expires 12/20/08, Lehman Brothers, Inc.	100	(1)
XL Capital Ltd. Rate 0.205%, expires 03/20/12, Barclays Bank plc	100	—

		(7)

Credit Default Swaps – Sold Protection 0.0%

U.S. Dollars 0.0%
AIG, Rate 0.055%, expires 03/20/08, Lehman Brothers, Inc.	600	—
DJ CDX Rate 0.1425%, expires 12/20/12, Morgan Stanley	300	—
DJ CDX Rate 0.1425%, expires 12/20/12, Morgan Stanley	700	—

Net unrealized losses on Credit Default Swaps		(12)

Total unrealized losses on swap agreements		(24)
Net premium received/paid		(197)

Swap Agreements, at fair value		(221)

	Number of	Contract	Unrealized
	Contracts	Value	Gains/(Losses)

Futures Contracts

Futures contracts – Long

5 Years, Long, U.S. Treasury Note, expires 06/29/07	71	7,514	22
90 Day Eurodollar, Long expires 03/17/08	28	6,663	12
90 Day Eurodollar, Long expires 06/16/08	166	39,558	58
90 Day Eurodollar, Long expires 12/17/07	4	950	1
90 Day Eurodollar, Long expires 09/15/08	26	6,199	1
90 Day LIBOR, Long expires 03/19/08	27	6,355	(14)
EURIBOR, Long expires 03/17/08	51	16,647	(11)

22 See financial notes

Schwab Viewpoints Fund

Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains/(Losses)

Euro BOBL, Long expires 06/30/07	27	3,971	5
LIBOR, Long expires 06/18/08	65	15,307	(20)
UK Gilt, Long expires 06/27/07	1	214	(4)

			50

Futures contracts – Short

10 Years, Short, U.S. Treasury Note, expires 06/20/07	(52)	5,633	(8)

30 Years, Short, U.S. Treasury Bond, expires 06/20/07	(9)	1,006	11

3

53

		Amount of		Amount of
	Currency	Currency to be	Currency	Currency to be	Unrealized
Expiration	to be	Received	to be	Delivered	Gains / (Losses)
Date	Received	($ x 1,000)	Delivered	($ x 1,000)	($ x 1,000)

Forward Foreign Currency Contracts

05/03/2007	BRL	85	USD	42	2
05/03/2007	USD	42	BRL	85	(2)
05/08/2007	USD	32	CLP	17,000	—
05/08/2007	CLP	17,000	USD	32	—
06/19/2007	USD	36	CLP	18,900	—
06/19/2007	CLP	1,900	USD	4	—
03/13/2008	CLP	17,000	USD	32	—
05/24/2007	USD	690	EUR	505	(3)
05/24/2007	EUR	26	USD	35	—
05/01/2007	JPY	1,086	USD	9	—
05/07/2007	JPY	16,013	USD	134	—
05/15/2007	JPY	110,368	USD	925	8
05/15/2007	USD	216	JPY	25,779	—
10/19/2007	USD	1,441	GBP	722	4
07/05/2007	USD	800	GBP	400	(19)
10/05/2007	USD	1,776	GBP	890	(23)
05/17/2007	USD	982	GBP	491	(11)
05/17/2007	GBP	49	USD	98	—
07/18/2007	USD	839	GBP	420	(17)
07/25/2007	USD	799	GBP	400	(5)
11/02/2007	RUB	78	USD	3	—
12/10/2007	RUB	276	USD	11	—
09/19/2007	RUB	7,252	USD	283	6
05/03/2007	USD	14	SGD	22	—
05/25/2007	KRW	10,559	USD	11	—
06/26/2007	KRW	35,300	USD	38	1
09/21/2007	USD	50	KRW	46,231	(1)
05/02/2007	USD	40	CHF	48	—
05/09/2008	CNY	2,994	USD	389	(1)
05/09/2007	USD	389	CNY	2,994	1
08/16/2007	CNY	3,721	USD	490	8
01/10/2008	CNY	2,932	USD	395	(1)

					(53)

See financial notes 23

Schwab Viewpoints Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $139,299)		$156,068
Cash		5
Foreign currency (cost $1,240)		1,250
Receivables:
Investments sold		3,766
Investments sold short		4,974
Interest		369
Fund shares sold		186
Dividends		122
Due from brokers for futures		96
Foreign tax reclaims		26
Unrealized gains on forward foreign currency contracts		31
Prepaid expenses	+	1

Total assets		166,894

Liabilities
Securities sold short, at value (proceeds $3,895)		3,898
Options written , at value (proceeds $39)		61
Swap agreements, at fair value (cost $197)		221
Payables:
Investments bought		10,725
Investment adviser and administrator fees		8
Transfer agent and shareholder services fees		3
Covered short sales		1,977
Fund shares redeemed		187
Due to brokers for futures		33
Unrealized losses on forward foreign currency contracts		84
Accrued expenses	+	137

Total liabilities		17,334

Net Assets
Total assets		166,894
Total liabilities	−	17,334

Net assets		$149,560
Net Assets by Source
Capital received from investors		129,734
Net investment income not yet distributed		890
Net realized capital gains		2,205
Net unrealized capital gains		16,731

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$120,951		8,886		$13.61
Select Shares	$28,609		2,101		$13.62

24 See financial notes

Schwab Viewpoints Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding taxes of $31)		$843
Interest	+	1,218

Total Investment Income		2,061

Net Realized Gains and Losses
Net realized gains on investments		4,133
Net realized losses on short sales		(786)
Net realized losses on foreign currency transactions		(95)
Net realized losses on written option contracts		(8)
Net realized losses on futures contracts		(35)
Net realized losses on swap agreements	+	(109)

Net realized gains		3,100

Net Unrealized Gains and Losses
Net unrealized gains on investments		7,006
Net unrealized gains on short sales		737
Net unrealized losses on foreign currency transactions		(10)
Net unrealized gains on written option contracts		7
Net unrealized losses on futures contracts		(70)
Net unrealized losses on swap agreements	+	(136)

Net unrealized gains		7,534

Expenses
Investment adviser and administrator fees		576
Transfer agent and shareholder service fees:
Investor Shares		151
Select Shares		28
Professional fees		26
Custodian fees		26
Portfolio accounting fees		26
Registration fees		24
Shareholder reports		24
Trustees’ fees		3
Overdraft expense		1
Other expenses	+	2

Total expenses		887
Expense reduction by adviser and Schwab	−	101
Custody credits	−	72

Net expenses		714

Increase in Net Assets from Operations
Total investment income		2,061
Net expenses	−	714

Net investment income		1,347
Net realized gains		3,100
Net unrealized gains	+	7,534

Increase in net assets from operations		$11,981

See financial notes 25

Schwab Viewpoints Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$1,347	$2,769
Net realized gains		3,100	5,964
Net unrealized gains	+	7,534	3,185

Increase in net assets from operations		11,981	11,918

Distributions Paid

Distributions from net investment income
Investor Shares		2,110	1,595
Select Shares	+	541	137

Total distributions from net investment income		2,651	1,732

Distributions from net realized gains
Investor Shares		5,431	3,736
Select Shares	+	1,254	277

Total distributions from net realized gains		6,685	4,013

Total distributions		$9,336	$5,745

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		408	$5,441	1,613	$20,830
Select Shares	+	194	2,574	1,710	21,953

Total shares sold		602	$8,015	3,323	$42,783

Shares Reinvested
Investor Shares		555	$7,169	395	$5,034
Select Shares	+	127	1,635	30	387

Total shares reinvested		682	$8,804	425	$5,421

Shares Redeemed
Investor Shares		(1,177)	($15,636)	(3,008)	($38,807)
Select Shares	+	(326)	(4,314)	(349)	(4,516)

Total shares redeemed		(1,503)	($19,950)	(3,357)	($43,323)

Net transactions in fund shares		(219)	($3,131)	391	$4,881

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,206	$150,046	10,815	$138,992
Total increase or decrease	+	(219)	(486)	391	11,054

End of period		10,987	$149,560	11,206	$150,046

Net investment income not yet distributed			$890		$2,194

26 See financial notes

Schwab Viewpoints Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Schwab Viewpoints Fund is a series of Schwab Capital Trust (the “Trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Viewpoints Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Viewpoints Fund offers two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to June 3, 2002, the fund invested in a mix of actively managed mutual funds. The transition to its multi-manager strategy began on June 3, 2002. Also, effective May 1, 2006, the Laudus Balanced MarketMasters Fund was renamed the Schwab Viewpoints Fund.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which funds shares

 27

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

are priced. The board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Swap and Swaption (option on Swap) agreements: are valued based on a model that utilizes market data, including swap yield curves, to calculate prices or are based on dealer quotes.

•	Options: open contracts are valued at their last quoted sale price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Short Sale: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

28

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, a fund and counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested in LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if counterparty failed to honor the terms of the swap agreement.

Options: The fund is authorized to write options and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the fund’s other assets.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short is recorded as an expense on the fund’s records.

Options purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording gains and losses on swaps based on the effective date and terms of the swap agreement. Realized gains and losses are recognized on

 29

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

30

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.775%
Over $500 million	0.75%
Over $1 billion	0.725%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

Investor Shares	1.10%
Select Shares	0.95%

 31

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2007, Schwab Viewpoints fund’s total security transactions with other Schwab Funds was $107.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations, government securities and securities sold short) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$187,053	$187,550

For the period ended April 30, 2007, purchases and sales of long-term government security transactions were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$53,155	$41,603

5.	Options Written:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, the fund’s swaptions and straddle option activity was as follows:

Options Written	Number of Contracts	Premiums

Beginning of Period	6	$44
Options Written	2	23
Options Closed	4	19
Options Expired	1	9
Options Exercised	—	—

End of Period	3	39

32

Schwab Viewpoints Funds

Financial Notes, unaudited (continued)

6.	Redemption Fee:

(All dollar amounts are x 1,000)

The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/1/06 - 4/30/07)	(11/1/05 - 10/31/06)

Viewpoints Fund
Investor Shares	$4	$4
Select Shares	—	—

7.	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the fund during the period.

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the fund had no aggregate deferred realized capital losses.

 33

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

34

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

 35

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

36

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 37

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

38

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR34721-01

Semiannual Report April 30, 2007

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Three distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

Select Shares® are available for the MarketMasters Fundstm

The Laudus MarketMasters Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.
To learn more, please see the Funds’ prospectus at www.laudus.com. Or call 1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Laudus U.S. MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOGX)	10.21%
Select Shares® (Ticker Symbol: SWMGX)	10.34%
Benchmark: S&P 500® Index	8.60%
Fund Category: Morningstar Large-Cap Blend	8.79%

Performance Details	pages 6-7

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	9.56%
Select Shares® (Ticker Symbol: SWMSX)	9.68%
Benchmark: Russell 2000® Index	6.86%
Fund Category: Morningstar Small-Cap Growth	8.80%

Performance Details	pages 8-9

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)[1]	18.87%
Select Shares® (Ticker Symbol: SWMIX)	18.93%
Benchmark: MSCI-EAFE® Index	15.46%
Fund Category: Morningstar Foreign Large-Cap Growth	14.96%

Performance Details	pages 10-11

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc.

[1]	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Laudus MarketMasters Funds for the six-month period ended April 30, 2007. These funds follow a multi-manager strategy, combining the skills and expertise of leading investment managers with Schwab’s ongoing oversight.

Our primary goal at Laudus is to deliver strong performance while protecting the interests of our shareholders. To that end, I’m happy to point out that all of the Laudus MarketMasters Funds significantly outperformed their respective benchmarks for the report period. I would also like to highlight the leading performance of the Laudus International MarketMasters Fund which has consistently ranked in the top quintile of its Lipper fund category1.

With the support of investors like you, Laudus MarketMasters Funds assets exceeded $2.8 billion as of this report date.

In closing, I’d like to emphasize that your business is very important to us and we will do all we can to help you meet your financial goals. Thank you for investing in Laudus Funds.

Sincerely,

Lipper, Inc. rankings are based on average annual total returns for the periods indicated. Lipper, a wholly owned subsidiary of Reuters, is an independent ranking organization for the mutual fund industry.

[1]	Source: Lipper International Multi-Cap Growth Funds. Rankings for periods ending 04/30/07; for the one-year period: Select Shares and Investor Shares, #37 and #39, respectively, out of 192 funds; for the 3-year period: #26 and #27, respectively, out of 144 funds; for the 5-year period: Investor Shares, #18 out of 121 funds; for the 10-year period: Investor Shares, #6 out of 52 funds.

Past performance is no guarantee of future results.

Select Shares require a minimum balance of $50,000.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling 1-800-435-4000. Please read the prospectus carefully before investing.

Laudus MarketMasters Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Laudus MarketMasters Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 5

Laudus U.S. MarketMasters Fundtm

Jeffrey Mortimer, CFA CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus U.S. MarketMasters Fund Investor Shares returned 10.21% for the period, outperforming its benchmark, the S&P 500 Index, which returned 8.60%. Thornburg Investment Management, Inc. had a positive impact on the fund and outperformed its benchmark, the S&P 500 Index, due to strong stock selection in the Materials, Consumer Staples, and Consumer Discretionary sectors. Positions in Southern Copper Corporation, Alcoa, Inc., and Entergy Corporation contributed to returns. Harris Associates L.P., the Fund’s large-cap value manager, outperformed its benchmark, the Russell 1000 Value Index, as a result of strong stock selection, particularly in the Consumer Discretionary and Financials sectors. Positions in Tiffany & Co., Morgan Stanley, and JP Morgan Chase & Co. contributed to returns. Gardner Lewis Asset Management L.P., whose focus is growth, also outperformed its benchmark, the Russell 1000 Growth Index, due to stock selection, particularly within the Health Care and Information Technology sectors. Positions in MEMC Electronic Materials, Inc., Qualcomm, Inc., and Cigna Corporation contributed to returns. TCW Investment Management Company underperformed its benchmark, the Russell Mid-Cap Value Index, due to poor stock selection, particularly within the Consumer Discretionary and Materials sectors. Positions in Micron Technology, Inc., Valeant Pharmaceuticals International, and The Gap, Inc. detracted from performance.

As of 4/30/07:
 Statistics

Number of Holdings	163
Weighted Average
Market Cap

($ x 1,000,000)	$50,001

Price/Earnings Ratio (P/E)	22.9

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[1]	31%

 Sector Weightings % of Investments

Information Technology	21.2%

Consumer Discretionary	18.2%

Financials	16.2%

Health Care	12.8%

Industrials	8.3%

Energy	4.9%

Telecommunication Services	4.9%

Materials	4.7%

Consumer Staples	4.1%

Utilities	1.1%

Other	3.6%

Total	100.0%

 Top Holdings % of Net Assets2

Comcast Corp., Class A	1.9%
MEMC Electronic Materials,

Inc.	1.6%

Morgan Stanley	1.6%

General Electric Co.	1.6%

Dell, Inc.	1.5%

Google, Inc., Class A	1.5%

Alcoa, Inc.	1.3%

McDonald’s Corp.	1.2%

Intel Corp.	1.2%

Entergy Corp.	1.1%

Total	14.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	10.21%	14.19%	8.42%	7.56%	7.45%
Select Shares (6/4/04)	10.34%	14.41%	n/a	n/a	11.53%
Benchmark: S&P 500® Index	8.60%	15.24%	8.54%	8.04%	(11/18/96) 8.63%
					(6/4/04) 12.23%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(11/18/96) 8.07%
					(6/4/04) 12.12%

Fund Expense Ratios3: Investor Shares: Net 1.25%; Gross 1.38% / Select Shares: Net 1.07%; Gross 1.33%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

Gardner Lewis Asset Management L.P.	Large-Cap Growth	23.3%

Harris Associates L.P.	Mid/Large-Cap Value	20.8%

TCW Investment Management Company	Small/Mid-Cap Blend	22.0%

Thornburg Investment Management, Inc.	Large-Cap Blend	33.1%

Cash and other assets	-	0.8%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus Small-Cap MarketMasters Fundtm

Jeffrey Mortimer, CFA CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus Small-Cap MarketMasters Fund Investor Shares posted a positive return of 9.56% for the period, outperforming its benchmark, the Russell 2000 Index, which was up 6.86%. A positive contributor to the fund’s returns was TAMRO Capital Partners LLC, which beat its benchmark, the Russell 2000 Value Index. Although stock selection was slightly negative for the report period, sector weights were positive, particularly within the Financials and Consumer Staples sectors. Stocks that performed well included General Cable Corporation, Baldor Electric Company, and Willbros Group, Inc. Tocqueville Asset Management L.P., whose focus is small-cap blend, also outperformed its benchmark, the Russell 2000 Index, mainly due to strong stock selection, particularly in the Health Care and Consumer Discretionary sectors. Among the top performing stocks for the period were Thoratec Corporation, FEI Company, and Pharmion Corporation. Veredus Asset Management LLC, whose focus is small-capitalization growth, outperformed its benchmark, the Russell 2000 Growth Index, due to strong stock selection, particularly in the Financials and Industrials sectors. Stocks that performed well included Quanta Services, Inc., BE Aerospace, Inc., and Infrasource Services, Inc. TCW Investment Management Company underperformed its benchmark, the Russell Mid-Cap Value Index, due to poor stock selection and sector weights.

As of 4/30/07:
 Statistics

Number of Holdings	201
Weighted Average
Market Cap

($ x 1,000,000)	$2,203

Price/Earnings Ratio (P/E)	51.3

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate[1]	38%

 Sector Weightings % of Investments

Information Technology	28.8%

Industrials	13.6%

Health Care	13.3%

Consumer Discretionary	11.7%

Energy	7.6%

Financials	7.4%

Consumer Staples	4.5%

Materials	3.0%

Telecommunication Services	0.1%

Others	10.0%

Total	100.0%

 Top Holdings % of Net Assets2

iShares Russell 2000 Growth

Index Fund	2.5%

Analogic Corp.	1.9%

Baldor Electric Co.	1.8%
The Hain Celestial Group,

Inc.	1.5%

DeVry, Inc.	1.4%

FEI Co.	1.4%

Pharmion Corp.	1.3%

Packeteer, Inc.	1.3%

CARBO Ceramics, Inc.	1.3%
Oceaneering International,

Inc.	1.2%

Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (9/16/97)	9.56%	6.20%	10.42%	7.73%
Select Shares (6/9/04)	9.68%	6.40%	n/a	12.44%
Benchmark: Russell 2000® Index	6.86%	7.83%	11.14%	(9/16/97) 7.93%
				(6/9/04) 13.92%
Fund Category: Morningstar Small-Cap Growth	8.80%	3.51%	8.35%	(9/16/97) 6.49%
				(6/9/04) 11.07

Fund Expense Ratios3: Investor Shares: Net 1.55% ; Gross 1.63%/ Select Shares: Net 1.37%; Gross 1.58%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Value	32.0%

TCW Investment Management Company	Small/Mid-Cap Blend	18.0%

Tocqueville Asset Management LP	Small-Cap Blend	35.0%

Veredus Asset Management LLC	Small-Cap Growth	9.4%

Cash and other assets	-	5.6%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 9

Laudus International MarketMasters Fundtm

Jeffrey Mortimer, CFA CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

Laudus MarketMasters International Fund Investor Shares returned 18.87%, outperforming its benchmark, the MSCI EAFE Index, which was up 15.46% for the report period. This index is also the benchmark for each of the fund’s investment managers. William Blair & Company, LLC, whose focus is growth, outperformed the benchmark as a result of strong stock selection, particularly within the Consumer Discretionary and Industrials sectors. Positions in Ryanair Holdings Plc, Capitaland, and Bancolumbia S.A. contributed to returns. Mondrian Investment Partners Limited’s outperformance can be attributed to its strong stock selection, particularly within the Consumer Discretionary and Information Technology sectors. Positions in The Weir Group Plc and Bilfinger Berger contributed to returns. American Century Global Investment Management, Inc., whose focus is small/mid cap, also outperformed the benchmark, mainly due to strong stock selection, particularly in the Energy, Financials, and Industrials sectors. Wentworth, Hauser and Violich also outperformed the benchmark, as a result of strong stock selection, particularly within the Energy and Materials sectors. Positions in Schlumberger Limited, Companhia Vale de Rio Doce, and Alcan, Inc. contributed to returns. Harris Associates L.P. tracked the benchmark, as gains from stock selection were slightly offset by negative sector weights.

As of 4/30/07:
 Country Weightings % of Investments

United Kingdom	19.5%

Japan	9.7%

Switzerland	8.6%

France	8.1%

Germany	7.0%

Canada	4.7%

Australia	3.9%

Bermuda	3.5%

Singapore	3.4%

Netherlands	3.4%

Cayman Islands	3.0%

Italy	2.6%

Other	22.6%

Total	100.0%

 Statistics

Number of Holdings	537
Weighted Average
Market Cap

($ x 1,000,000)	$26,217

Price/Earnings Ratio (P/E)	19.2

Price/Book Ratio (P/B)	3.2

Portfolio Turnover Rate[1]	36%

 Sector Weightings % of Investments

Financials	20.3%

Industrials	19.9%

Consumer Discretionary	18.3%

Materials	7.8%

Consumer Staples	7.5%

Energy	7.0%

Information Technology	6.8%

Health Care	5.9%

Telecommunication Services	2.6%

Utilities	0.6%

Other	3.3%

Total	100.0%

 Top Holdings % of Net Assets2

UBS AG - Reg	1.1%

GlaxoSmithKline plc	1.1%
British Sky Broadcasting Group

plc	1.1%

DaimlerChrysler AG - Reg’d	1.1%

Credit Suisse Group - Reg’d	1.0%

HSBC Holdings plc	1.0%

Novartis AG - Reg’d	0.9%
Bayerische Motoren Werke (BMW)

AG	0.9%

Adecco S.A. - Reg’d	0.9%

Rohm Co., Ltd.	0.9%

Total	10.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Laudus MarketMasters Funds

Laudus International MarketMasters Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	18.87%	18.87%	17.59%	13.26%	13.17%
Select Shares (4/1/04)	18.93%	19.10%	n/a	n/a	21.81%
Benchmark: MSCI EAFE® Index	15.46%	19.81%	16.63%	8.72%	(10/16/96) 8.25%
					(4/1/04) 20.47%
Fund Category: Morningstar Foreign Large-Cap Growth	14.96%	15.96%	14.05%	7.55%	(10/16/96) 7.74%
					(4/1/04) 18.01%

Fund Expense Ratios3: Investor Shares: 1.64% / Select Shares4: Net 1.47%; Gross 1.59%

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small Company	25.8%

Wentworth, Hauser and Violich	International Growth	10.1%

Harris Associates L.P.	International Value	28.3%

William Blair & Company, LLC	International Growth	20.7%

Mondrian Investment Partners Limited	International Small Company	14.7%

Cash and other assets	-	0.4%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Laudus MarketMasters Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06-4/30/07

Laudus U.S. MarketMasters Fundtm
Investor Shares
Actual Return	1.19%	$1,000	$1,102.10	6.20
Hypothetical 5% Return	1.19%	$1,000	$1,018.89	5.96
Select Shares®
Actual Return	1.01%	$1,000	$1,103.40	5.27
Hypothetical 5% Return	1.01%	$1,000	$1,019.79	5.06

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.46%	$1,000	$1,095.60	7.59
Hypothetical 5% Return	1.46%	$1,000	$1,017.55	7.30
Select Shares
Actual Return	1.28%	$1,000	$1,096.80	6.65
Hypothetical 5% Return	1.28%	$1,000	$1,018.45	6.41

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.53%	$1,000	$1,188.20	8.30
Hypothetical 5% Return	1.53%	$1,000	$1,017.21	7.65
Select Shares
Actual Return	1.40%	$1,000	$1,189.30	7.60
Hypothetical 5% Return	1.40%	$1,000	$1,017.85	7.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	12.90		11.26	10.30	9.94	7.48	9.20

Income or loss from investment operations:
Net investment income or loss	0.01		0.03	0.02	(0.03)	(0.01)	0.06
Net realized and unrealized gains or losses	1.30		1.63	0.94	0.39	2.47	(1.68)

Total income or loss from investment operations	1.31		1.66	0.96	0.36	2.46	(1.62)
Less distributions:
Distributions from net investment income	(0.05)		(0.02)	—	—	—	(0.10)

Net asset value at end of period	14.16		12.90	11.26	10.30	9.94	7.48

Total return (%)	10.21	[1]	14.71	9.32	3.62	32.89	(17.92)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.19	[2,3]	1.20 [3]	1.25	1.25	1.25	0.83 [4,5]
Gross operating expenses	1.28	[2]	1.37	1.38	1.39	1.42	1.16 [5]
Net investment income or loss	0.21	[2]	0.18	0.14	(0.25)	(0.12)	0.50
Portfolio turnover rate	31	[1]	65	83	72	97	390
Net assets, end of period ($ x 1,000,000)	135		134	150	180	169	129

	11/01/06–		11/01/05–	11/01/04–	06/04/04[6]-
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	12.93		11.30	10.32	10.42

Income or loss from investment operations:
Net investment income or loss	0.03		0.04	0.02	(0.00)[7]
Net realized and unrealized gains or losses	1.30		1.63	0.96	(0.10)

Total income or loss from investment operations	1.33		1.67	0.98	(0.10)
Less distributions:
Distributions from net investment income	(0.08)		(0.04)	—	—

Net asset value at end of period	14.18		12.93	11.30	10.32

Total return (%)	10.34	[1]	14.81	9.50	(0.96)[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.01	[2,8]	0.97 [8]	1.07	1.07 [2]
Gross operating expenses	1.23	[2]	1.33	1.33	1.37 [2]
Net investment income or loss	0.38	[2]	0.41	0.25	(0.08)[2]
Portfolio turnover rate	31	[1]	65	83	72 [1]
Net assets, end of period ($ x 1,000,000)	8		8	2	1

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio of net operating expenses would have been 1.25% and 1.24% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits had not been included.
[4]	The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.
[5]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.
[6]	Commencement of operations.
[7]	Per share amount was less than $0.01.
[8]	The ratio of net operating expenses would have been 1.07% and 1.06% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits had not been included.

See financial notes 13

Laudus U.S. MarketMasters Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

93.4%		Common Stock	106,205	133,520
3.2%		Foreign Common Stock	4,257	4,651
3.6%		Short-Term Investment	5,097	5,097

100.2%		Total Investments	115,559	143,268
(0	.2)%	Other Assets and Liabilities		(265)

100.0%		Net Assets		143,003

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 93.4% of net assets

Banks 4.0%

Commerce Bancorp, Inc.	9,410	314
Freddie Mac	24,126	1,563
Hudson City Bancorp, Inc.	2,700	36
Marshall & Ilsley Corp.	12,200	586
New York Community Bancorp, Inc.	29,730	519
People’s United Financial, Inc.	35,696	711
SVB Financial Group *	9,782	501
Wachovia Corp.	20,100	1,116
Washington Mutual, Inc.	10,000	420

		5,766

Capital Goods 5.8%

Alliant Techsystems, Inc. *	5,600	521
Danaher Corp.	8,600	612
Dover Corp.	10,400	500
General Electric Co.	61,100	2,252
Hexcel Corp. *	17,100	371
Honeywell International, Inc.	6,200	336
Joy Global, Inc.	12,200	618
Pentair, Inc.	13,400	431
SPX Corp.	8,690	616
Teleflex, Inc.	6,400	460
Tyco International Ltd.	46,000	1,501

		8,218

Consumer Durables & Apparel 1.9%

Coach, Inc. *	14,490	707
Jones Apparel Group, Inc.	18,065	603
Lennar Corp., Class A	22,000	940
NIKE, Inc., Class B	9,000	485

		2,735

Consumer Services 6.1%

Carnival Corp.	29,000	1,418
Las Vegas Sands Corp. *	13,000	1,108
McDonald’s Corp.	35,400	1,709
Regis Corp.	15,802	604
Starbucks Corp. *	21,200	658
The Cheesecake Factory, Inc. *	24,100	665
Wynn Resorts Ltd. *	9,500	971
YUM! Brands, Inc.	25,400	1,571

		8,704

Diversified Financials 8.4%

American Capital Strategies Ltd.	16,700	813
American Express Co.	14,200	861
Capital One Financial Corp.	2,300	171
Chicago Mercantile Exchange Holdings, Inc., Class A	1,128	583
Citigroup, Inc.	24,400	1,308
E *TRADE Financial Corp. *	29,700	656
Federated Investors, Inc., Class B	14,400	549
JPMorgan Chase & Co.	28,000	1,459
Mellon Financial Corp.	32,100	1,378
Morgan Stanley	27,600	2,319
Nuveen Investments, Inc., Class A	15,700	837
The Goldman Sachs Group, Inc.	5,030	1,100

		12,034

Energy 5.0%

Apache Corp.	13,000	942
Cameron International Corp. *	5,500	355
Chevron Corp.	15,140	1,178
ConocoPhillips	16,400	1,137
CONSOL Energy, Inc.	13,700	574
Diamond Offshore Drilling, Inc.	10,500	899
Murphy Oil Corp.	11,600	643
Weatherford International Ltd. *	25,870	1,358

		7,086

Food & Staples Retailing 1.8%

Costco Wholesale Corp.	5,704	306
CVS/Caremark Corp.	24,800	899
Rite Aid Corp. *	181,600	1,115
Whole Foods Market, Inc.	6,700	313

		2,633

Food, Beverage & Tobacco 1.8%

Kraft Foods, Inc., Class A	29,300	981
Molson Coors Brewing Co., Class B	3,040	287
Pilgrim’s Pride Corp.	18,300	668
The Hershey Co.	11,900	654

		2,590

14 See financial notes

Laudus U.S. MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Health Care Equipment & Services 8.6%

Alcon, Inc.	5,410	730
Bausch & Lomb, Inc.	10,610	624
Baxter International, Inc.	9,600	544
Beckman Coulter, Inc.	5,300	333
Boston Scientific Corp. *	58,803	908
CIGNA Corp.	6,700	1,042
Cytyc Corp. *	28,080	989
Eclipsys Corp. *	32,150	603
Edwards Lifesciences Corp. *	11,000	539
HEALTHSOUTH Corp. *	19,600	412
Hillenbrand Industries, Inc.	8,600	526
Hospira, Inc. *	15,380	624
Humana, Inc. *	16,600	1,050
McKesson Corp.	11,100	653
Medtronic, Inc.	6,300	333
Tenet Healthcare Corp. *	41,100	305
UnitedHealth Group, Inc.	17,100	907
WellPoint, Inc. *	14,150	1,117

		12,239

Household & Personal Products 0.5%

The Procter & Gamble Co.	10,800	695

Insurance 2.4%

American International Group, Inc.	19,300	1,349
Arthur J. Gallagher & Co.	20,950	586
Assurant, Inc.	6,410	369
MetLife, Inc.	10,300	677
Old Republic International Corp.	19,775	420

		3,401

Materials 4.7%

Air Products & Chemicals, Inc.	14,400	1,102
Alcoa, Inc.	50,200	1,782
Cytec Industries, Inc.	9,330	512
Freeport-McMoRan Copper & Gold, Inc.	14,400	967
International Flavors & Fragrances, Inc.	12,000	584
Monsanto Co.	13,400	790
Southern Copper Corp.	12,900	1,036

		6,773

Media 5.1%

Cablevision Systems Corp., Class A *	30,000	983
Comcast Corp., Special Class A *	100,725	2,659
Liberty Global, Inc., Series C *	36,539	1,221
Liberty Media Corp. - Capital, Series A *	10,010	1,131
Time Warner, Inc.	65,300	1,347

		7,341

Pharmaceuticals & Biotechnology 3.5%

Abbott Laboratories	11,500	651
Gilead Sciences, Inc. *	6,350	519
Johnson & Johnson	17,345	1,114
Thermo Fisher Scientific, Inc. *	14,800	771
Varian, Inc. *	7,820	453
Wyeth	25,700	1,426

		4,934

Retailing 5.1%

Abercrombie & Fitch Co., Class A	11,900	972
Bed Bath & Beyond, Inc. *	9,700	395
Best Buy Co., Inc.	16,300	760
Coldwater Creek, Inc. *	32,700	677
Federated Department Stores, Inc.	14,796	650
J.C. Penney Co., Inc.	4,400	348
Sears Holdings Corp. *	5,668	1,082
Staples, Inc.	24,200	600
The Gap, Inc.	23,700	425
Tiffany & Co.	30,000	1,431

		7,340

Semiconductors & Semiconductor Equipment 8.8%

Analog Devices, Inc.	20,600	796
Applied Materials, Inc.	8,600	165
Broadcom Corp., Class A *	20,150	656
Intel Corp.	78,000	1,677
International Rectifier Corp. *	12,300	434
KLA-Tencor Corp.	8,900	494
LSI Logic Corp. *	54,300	461
Maxim Integrated Products, Inc.	13,400	425
MEMC Electronic Materials, Inc. *	42,259	2,319
Microchip Technology, Inc.	13,900	561
Micron Technology, Inc. *	112,400	1,289
National Semiconductor Corp.	55,700	1,465
ON Semiconductor Corp. *	50,100	537
Teradyne, Inc. *	44,850	783
Verigy Ltd. *	18,237	461

		12,523

Software & Services 3.9%

Adobe Systems, Inc. *	17,700	736
Google, Inc., Class A *	4,406	2,077
Microsoft Corp.	45,100	1,350
Oracle Corp. *	56,500	1,062
Yahoo!, Inc. *	10,200	286

		5,511

Technology Hardware & Equipment 8.2%

ADC Telecommunications, Inc. *	33,400	614
Apple, Inc. *	5,200	519
Comverse Technology, Inc. *	18,907	429
Corning, Inc. *	28,800	683
Dell, Inc. *	86,300	2,176
Diebold, Inc.	12,580	600
Hewlett-Packard Co.	33,700	1,420
Motorola, Inc.	63,300	1,097
NCR Corp. *	16,000	806
QUALCOMM, Inc.	20,700	907
Sun Microsystems, Inc. *	119,900	626
Tektronix, Inc.	15,963	469

See financial notes 15

Laudus U.S. MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Vishay Intertechnology, Inc. *	42,000	699
Xerox Corp. *	37,400	692

		11,737

Telecommunication Services 4.2%

America Movil SAB de C.V., Class L ADR	14,040	737
China Mobile Ltd.	107,800	983
Crown Castle International Corp. *	27,450	943
Level 3 Communications, Inc. *	167,200	930
NII Holdings, Inc. *	11,056	848
Sprint Nextel Corp.	80,000	1,602

		6,043

Transportation 2.5%

Hertz Global Holdings, Inc. *	62,450	1,243
JetBlue Airways Corp. *	76,400	757
Union Pacific Corp.	14,000	1,599

		3,599

Utilities 1.1%

Entergy Corp.	14,300	1,618

Total Common Stock (Cost $106,205)		133,520

Foreign Common Stock 3.2% of net assets

Hong Kong 0.5%

Banks 0.5%
HSBC Holdings plc	40,800	752

Israel 0.8%

Pharmaceuticals & Biotechnology 0.8%
Teva Pharmaceutical Industries Ltd. - ADR	28,500	1,092

Netherlands 0.4%

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V. - Reg’d *	21,100	575

Switzerland 0.5%

Diversified Financials 0.5%
UBS AG - Reg’d	10,200	662

Taiwan 0.6%

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. - ADR	47,094	937

United Kingdom 0.4%

Insurance 0.4%
Willis Group Holdings Ltd.	15,430	633

Total Foreign Common Stock (Cost $4,257)		4,651

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 3.6% of net assets

Repurchase Agreement 3.6%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $5,098 (fully collateralized by Federal Home Loan Mortgage Corp. with a value of $5,291).	5,097	5,097

Total Short-Term Investments (Cost $5,097)		5,097

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $116,406 and the unrealized appreciation and depreciation were $28,247 and ($1,385), respectively, with a net unrealized appreciation of $26,862.

*	Non-income producing security.
ADR — American Depositary Receipt

16 See financial notes

Laudus U.S. MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $115,559)		$143,268
Cash		2
Receivables:
Investments sold		747
Fund shares sold		96
Dividends		65
Reclaims		4
Interest	+	1

Total assets		144,183

Liabilities
Payables:
Investments bought		948
Investment advisers and administrator fees		11
Transfer agent and shareholder services fees		3
Fund shares redeemed		155
Accrued expenses	+	63

Total liabilities		1,180

Net Assets
Total assets		144,183
Total liabilities	−	1,180

Net assets		$143,003
Net Assets by Source
Capital received from investors		127,153
Distributions in excess of net investment income		(164)
Net realized capital losses		(11,695)
Net unrealized capital gains		27,709

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$134,782		9,521		$14.16
Select Shares	$8,221		580		14.18	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value.

See financial notes 17

Laudus U.S. MarketMasters Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $4 foreign withholding tax )		$816
Interest	+	171

Total Investment Income		987

Net Realized Gains and Losses
Net realized gains on investments		10,187

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,514

Expenses
Investment adviser and administrator fees		654
Transfer agent and shareholder service fees:
Investor Shares		167
Select Shares		8
Professional fees		21
Registration fees		14
Portfolio accounting fees		12
Shareholder reports		11
Custodian fees		9
Trustees’ fees		3
Other expenses	+	2

Total expenses		901
Custody credits	−	34
Expense reduction by adviser and Schwab	−	32

Net expenses		835

Increase in Net Assets from Operations
Total investment income		987
Net expenses	−	835

Net investment income		152
Net realized gains		10,187
Net unrealized gains	+	3,514

Increase in net assets from operations		$13,853

18 See financial notes

Laudus U.S. MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$152	$280
Net realized gains		10,187	11,211
Net unrealized gains	+	3,514	8,699

Increase in net assets from operations		13,853	20,190

Distributions Paid

Distributions from net investment income
Investor Shares		541	196
Select Shares	+	48	10

Total distributions from net investment income		$589	$206

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		133	$1,825	233	$2,811
Select Shares	+	59	802	525	6,214

Total shares sold		192	$2,627	758	$9,025

Shares Reinvested
Investor Shares		39	$517	16	$188
Select Shares	+	3	41	1	9

Total shares reinvested		42	$558	17	$197

Shares Redeemed
Investor Shares		(1,008)	($13,661)	(3,245)	($38,952)
Select Shares	+	(91)	(1,226)	(135)	(1,655)

Total shares redeemed		(1,099)	($14,887)	(3,380)	($40,607)

Net transactions in fund shares		(865)	($11,702)	(2,605)	($31,385)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,966	$141,441	13,571	$152,842
Total increase or decrease	+	(865)	1,562	(2,605)	(11,401)

End of period		10,101	$143,003	10,966	$141,441

Distributions in excess of net investment income/ Net investment income not yet distributed			($164)		$273

See financial notes 19

Laudus Small-Cap MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	14.20		13.38	12.18	11.08	7.18	8.73

Income or loss from investment operations:
Net investment income or loss	(0.04)		(0.13)	(0.14)	(0.14)	(0.09)	0.04
Net realized and unrealized gains or losses	1.26		2.08	1.34	1.24	3.99	(1.54)

Total income or loss from investment operations	1.22		1.95	1.20	1.10	3.90	(1.50)
Less distributions:
Distributions from net investment income	—		—	—	—	(0.00)[1]	(0.03)
Distributions from net realized gains	(2.19)		(1.13)	—	—	—	(0.02)

Total distributions	(2.19)		(1.13)	—	—	(0.00)[1]	(0.05)

Net asset value at end of period	13.23		14.20	13.38	12.18	11.08	7.18

Total return (%)	9.56	[2]	15.33	9.85	9.93	54.32	(17.34)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	[3,4]	1.48 [4]	1.55	1.55	1.55	0.93 [5,6]
Gross operating expenses	1.58	[3]	1.63	1.69	1.77	1.80	1.31 [5]
Net investment income	(0.66)[3]		(0.82)	(0.95)	(1.08)	(0.98)	0.06
Portfolio turnover rate	38	[2]	105	94	140	94	324
Net assets, end of period ($ x 1,000,000)	95		95	108	129	115	81

	11/01/06–		11/01/05–	11/01/04–	6/09/04[7]–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	14.27		13.41	12.19	12.11

Income or loss from investment operations:
Net investment loss	(0.17)		(0.02)	(0.11)	(0.03)
Net realized and unrealized gains or losses	1.41		2.01	1.33	0.11

Total income from investment operations	1.24		1.99	1.22	0.08
Less distributions:
Distributions from net realized gains	(2.19)		(1.13)	—	—

Net asset value at end of period	13.32		14.27	13.41	12.19

Total return (%)	9.68	[2]	15.61	10.01	0.66	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.28	[3,8]	1.16 [8]	1.37	1.37	[3]
Gross operating expenses	1.55	[3]	1.55	1.63	1.79	[3]
Net investment income	(0.48)[3]		(0.43)	(0.76)	(0.91)[3]
Portfolio turnover rate	38	[2]	105	94	140	[2]
Net assets, end of period ($ x 1,000,000)	23		7	1	0.32

*	Unaudited.

[1]	Per-share amount has less than $0.01.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 1.55% and 1.53% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits had not been included.
[5]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.
[6]	The ratio of net operating expenses would have been 0.84% if certain non-routine expenses ( proxy fees) had not been included.
[7]	Commencement of operations.
[8]	The ratio of net operating expenses would have been 1.36% and 1.36% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits had not been included.

20 See financial notes

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.7%	Common Stock	83,721	102,306
1.6%	Foreign Common Stock	1,413	1,859
2.5%	Other Investment Companies	2,943	2,892
7.4%	Short-Term Investment	8,725	8,725

98.2%	Total Investments	96,802	115,782
1.8%	Other Assets and Liabilities		2,126

100.0%	Net Assets		117,908

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 86.7% of net assets

Automobiles & Components 0.2%

Force Protection, Inc. *	10,550	229

Banks 1.6%

Commerce Bancorp, Inc.	6,720	225
Marshall & Ilsley Corp.	6,600	317
New York Community Bancorp, Inc.	22,858	399
People’s United Financial, Inc.	26,971	537
SVB Financial Group *	7,673	393

		1,871

Capital Goods 9.4%

Alliant Techsystems, Inc. *	4,300	400
Astec Industries, Inc. *	14,200	578
Baldor Electric Co.	54,020	2,128
BE Aerospace, Inc. *	8,425	309
Bucyrus International, Inc., Class A	3,150	198
Dover Corp.	6,900	332
Dynamic Materials Corp. *	825	27
EMCOR Group, Inc. *	2,975	186
General Cable Corp. *	20,955	1,204
Hexcel Corp. *	13,300	289
Infrasource Services, Inc. *	3,425	114
Insteel Industries, Inc.	11,400	190
Joy Global, Inc.	9,700	491
Pentair, Inc.	10,200	328
Perini Corp. *	6,750	287
Quanta Services, Inc. *	8,850	243
SPX Corp.	6,760	479
Teleflex, Inc.	13,760	988
The Manitowoc Co., Inc.	10,490	716
Trex Co., Inc. *	18,375	375
Trinity Industries, Inc.	5,600	260
Triumph Group, Inc.	1,750	106
Universal Forest Products, Inc.	8,000	372
URS Corp. *	4,775	209
Washington Group International, Inc. *	3,625	243

		11,052

Commercial Services & Supplies 2.6%

Acco Brands Corp. *	39,115	931
Corrections Corp. of America *	3,800	216
Layne Christensen Co. *	3,600	136
Steelcase, Inc., Class A	48,040	938
Watson Wyatt Worldwide, Inc., Class A	19,020	896

		3,117

Consumer Durables & Apparel 1.0%

Crocs, Inc. *	2,200	123
Heelys, Inc. *	3,650	121
Jones Apparel Group, Inc.	14,285	477
Syntax-Brillian Corp. *	5,800	41
The Warnaco Group, Inc. *	11,700	331
Under Armour, Inc., Class A *	2,325	117

		1,210

Consumer Services 5.1%

Bob Evans Farms, Inc.	20,000	734
California Pizza Kitchen, Inc. *	22,710	759
Chipotle Mexican Grill, Inc., Class A *	3,775	246
Corinthian Colleges, Inc. *	13,470	186
DeVry, Inc.	49,100	1,620
P.F. Chang’s China Bistro, Inc. *	25,550	977
Regis Corp.	12,406	474
Ruth’s Chris Steak House, Inc. *	7,150	142
Texas Roadhouse, Inc., Class A *	3,200	47
The Cheesecake Factory, Inc. *	18,900	522
Vail Resorts, Inc. *	6,370	363

		6,070

Diversified Financials 2.4%

Federated Investors, Inc., Class B	11,400	435
GAMCO Investors, Inc., Class A	13,430	612
GFI Group, Inc. *	3,925	272
Knight Capital Group, Inc., Class A *	40,880	662
Lazard Ltd., Class A	7,425	402
MarketAxess Holdings, Inc. *	3,525	58
Raymond James Financial, Inc.	12,935	397

		2,838

Energy 7.4%

Cameron International Corp. *	3,800	245

See financial notes 21

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

CARBO Ceramics, Inc.	33,800	1,469
Carrizo Oil & Gas, Inc. *	2,075	76
CONSOL Energy, Inc.	9,500	398
Helmerich & Payne, Inc.	24,810	801
Murphy Oil Corp.	4,050	225
Oceaneering International, Inc. *	29,900	1,421
Parallel Petroleum Corp. *	2,725	63
PetroQuest Energy, Inc. *	6,000	69
TETRA Technologies, Inc. *	51,700	1,370
Tidewater, Inc.	10,000	632
Weatherford International Ltd. *	2,600	136
Whiting Petroleum Corp. *	16,950	746
Willbros Group, Inc. *	46,755	1,106

		8,757

Food & Staples Retailing 0.9%

Performance Food Group Co. *	25,220	788
Whole Foods Market, Inc.	5,200	244

		1,032

Food, Beverage & Tobacco 2.1%

Molson Coors Brewing Co., Class B	2,220	209
Pilgrim’s Pride Corp.	13,900	508
The Hain Celestial Group, Inc. *	58,350	1,752

		2,469

Health Care Equipment & Services 7.7%

Analogic Corp.	35,670	2,186
Bausch & Lomb, Inc.	7,137	420
Beckman Coulter, Inc.	4,200	264
Centene Corp. *	35,400	737
Conceptus, Inc. *	5,350	110
Cross Country Healthcare, Inc. *	12,100	238
Edwards Lifesciences Corp. *	8,500	416
HEALTHSOUTH Corp. *	15,660	329
Hillenbrand Industries, Inc.	6,700	410
Hologic, Inc. *	5,575	321
Hospira, Inc. *	11,780	478
Intuitive Surgical, Inc. *	2,475	321
Inverness Medical Innovations, Inc. *	4,975	199
Omnicell, Inc. *	4,700	108
Thoratec Corp. *	71,400	1,401
Wright Medical Group, Inc. *	47,800	1,129

		9,067

Household & Personal Products 0.6%

Bare Escentuals, Inc. *	1,700	69
NBTY, Inc. *	9,495	469
Prestige Brands Holdings, Inc. *	10,643	138

		676

Insurance 0.9%

Arthur J. Gallagher & Co.	16,300	456
Assurant, Inc.	4,910	282
Old Republic International Corp.	15,350	327

		1,065

Materials 2.9%

Bowater, Inc.	46,030	1,008
Cytec Industries, Inc.	7,250	398
Glatfelter	25,400	380
Headwaters, Inc. *	26,920	583
International Flavors & Fragrances, Inc.	9,300	453
Metal Management, Inc.	2,325	112
Symyx Technologies, Inc. *	46,860	539

		3,473

Media 0.8%

Getty Images, Inc. *	7,700	401
Gray Television, Inc.	52,115	556

		957

Pharmaceuticals & Biotechnology 5.3%

Illumina, Inc. *	8,325	272
Martek Biosciences Corp. *	34,200	738
Perrigo Co.	39,870	757
Pharmaceutical Product Development, Inc. (PPD)	11,380	410
Pharmion Corp. *	50,400	1,527
Salix Pharmaceuticals Ltd. *	101,200	1,318
Thermo Fisher Scientific, Inc. *	9,800	510
United Therapeutics Corp. *	6,990	391
Varian, Inc. *	6,038	350

		6,273

Real Estate 2.0%

FelCor Lodging Trust, Inc.	31,220	797
Innkeepers USA Trust	23,440	412
Lexington Realty Trust	18,055	377
Washington Real Estate Investment Trust	20,005	758

		2,344

Retailing 4.5%

1-800-FLOWERS.COM, Inc., Class A *	122,000	987
Coldwater Creek, Inc. *	43,900	909
Dick’s Sporting Goods, Inc. *	3,900	219
Federated Department Stores, Inc.	9,744	428
Fred’s, Inc.	65,040	939
Guess?, Inc.	2,225	88
Jo-Ann Stores, Inc. *	6,150	184
Netflix, Inc. *	35,220	781
Sharper Image Corp. *	44,865	506
The Gap, Inc.	13,900	249

		5,290

Semiconductors & Semiconductor Equipment 7.7%

Brooks Automation, Inc. *	78,100	1,364
Cymer, Inc. *	13,700	555
Exar Corp. *	58,100	783
FEI Co. *	42,900	1,596

22 See financial notes

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Hittite Microwave Corp. *	5,150	233
International Rectifier Corp. *	9,600	339
KLA-Tencor Corp.	6,000	333
Kopin Corp. *	168,800	572
LSI Logic Corp. *	37,700	321
Micron Technology, Inc. *	14,300	164
Teradyne, Inc. *	35,600	621
Trident Microsystems, Inc. *	8,375	178
TriQuint Semiconductor, Inc. *	40,725	211
Ultratech, Inc. *	69,800	967
Veeco Instruments, Inc. *	31,800	581
Verigy Ltd. *	12,202	308

		9,126

Software & Services 10.6%

ANSYS, Inc. *	6,350	325
Aspen Technology, Inc. *	103,450	1,405
Double-Take Software, Inc. *	37,310	626
Epicor Software Corp. *	81,100	1,176
Gevity HR, Inc.	20,400	380
Informatica Corp. *	52,600	774
Interwoven, Inc. *	56,400	861
Lionbridge Technologies, Inc. *	151,700	771
ManTech International Corp., Class A *	10,520	323
Openwave Systems, Inc. *	96,200	707
Perficient, Inc. *	8,425	178
RADVision Ltd. *	7,775	172
RightNow Technologies, Inc. *	44,140	656
Safeguard Scientifics, Inc. *	191,654	577
Switch & Data Facilities Co. *	2,500	46
TIBCO Software, Inc. *	128,000	1,167
ValueClick, Inc. *	32,160	920
VeriFone Holdings, Inc. *	4,750	168
Vignette Corp. *	65,100	1,206

		12,438

Technology Hardware & Equipment 9.7%

ADC Telecommunications, Inc. *	25,900	477
Andrew Corp. *	68,020	743
Arris Group, Inc. *	14,550	216
Avocent Corp. *	27,600	773
C-COR, Inc. *	9,050	111
Ciena Corp. *	11,000	321
Comverse Technology, Inc. *	14,602	331
Diebold, Inc.	9,740	464
Dycom Industries, Inc. *	3,950	102
Electro Scientific Industries, Inc. *	18,900	389
Emulex Corp. *	36,970	776
L-1 Identity Solutions, Inc. *	54,556	1,049
NICE Systems Ltd. *	3,125	114
Packeteer, Inc. *	155,330	1,476
Polycom, Inc. *	24,440	814
Powerwave Technologies, Inc. *	128,200	799
SeaChange International, Inc. *	44,000	378
Smart Modular Technologies (WWH), Inc. *	3,950	53
Stratasys, Inc. *	600	28
Tekelec *	80,400	1,153
Tektronix, Inc.	12,429	365
Vishay Intertechnology, Inc. *	32,800	546

		11,478

Telecommunication Services 0.1%

Cogent Communications Group, Inc. *	4,175	106

Transportation 1.2%

Allegiant Travel Co. *	3,925	126
Arkansas Best Corp.	5,000	197
ExpressJet Holdings, Inc. *	33,700	201
Genco Shipping & Trading Ltd.	1,350	48
Hub Group, Inc., Class A *	700	25
JetBlue Airways Corp. *	77,755	771

		1,368

Total Common Stock (Cost $83,721)		102,306

Foreign Common Stock 1.6% of net assets

Canada 0.9%

Food, Beverage & Tobacco 0.9%

SunOpta, Inc. *	78,140	1,011

Netherlands 0.3%

Semiconductors & Semiconductor Equipment 0.3%

ASML Holding N.V. - Reg’d *	12,800	349

United Kingdom 0.4%

Insurance 0.4%

Willis Group Holdings Ltd.	12,153	499

Total Foreign Common Stock (Cost $1,413)		1,859

Other Investment Companies 2.5% of net assets

iShares Russell 2000 Growth Index Fund	35,000	2,892

Total Other Investment Companies (Cost $2,943)		2,892

See financial notes 23

Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 7.4% of net assets

Repurchase Agreement 7.4%

Fixed Income Clearing Corp.
dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $8,726 (fully collateralized by U.S. Government Agency Securities with a value of $8,928.)	8,725	8,725

Total Short-Term Investments (Cost $8,725)		8,725

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $97,398, and the unrealized appreciation and depreciation were $20,536 and ($2,152), respectively, with a net appreciation of $18,384.

*	Non-income producing security.

24 See financial notes

Laudus Small-Cap MarketMaster Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $96,802)		$115,782
Cash		1
Receivables:
Investments sold		1,344
Fund shares sold		1,703
Dividends		12
Interest		1
Prepaid expenses	+	1

Total assets		118,844

Liabilities
Payables:
Investments bought		816
Investment advisers and administrator fees		12
Transfer agent and shareholder services fees		2
Fund shares redeemed		71
Accrued expenses	+	35

Total liabilities		936

Net Assets
Total assets		118,844
Total liabilities	−	936

Net assets		$117,908
Net Assets by Source
Capital received from investors		93,615
Net investment losses		(326)
Net realized capital gains		5,639
Net unrealized capital gains		18,980

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$95,204		7,194		$13.23
Select Shares	$22,704		1,704		$13.32

See financial notes 25

Laudus Small-Cap MarketMaster Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$249
Interest	+	161

Total Investment Income		410

Net Realized Gains and Losses
Net realized gains on investments		6,311

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,286

Expenses
Investment adviser and administrator fees		600
Transfer agent and shareholder service fees:
Investor Shares		118
Select Shares		8
Portfolio accounting fees		25
Professional fees		21
Registration fees		13
Shareholder reports		11
Custodian fees		9
Trustees’ fees		3
Other expenses	+	2

Total expenses		810
Custody credits	−	34
Expense reduction by adviser and Schwab	−	33

Net expenses		743

Increase in Net Assets from Operations
Total investment income		410
Net expenses	−	743

Net investment losses		(333)
Net realized gains		6,311
Net unrealized gains	+	3,286

Increase in net assets from operations		$9,264

26 See financial notes

Laudus Small-Cap MarketMaster Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment loss		($333)	($869)
Net realized gains		6,311	16,152
Net unrealized gains	+	3,286	165

Increase in net assets from operations		9,264	15,448

Distributions Paid
Distributions from net realized gains
Investor Shares		14,315	8,829
Select Shares	+	1,038	89

Total distributions from net realized gains		$15,353	$8,918

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		154	$2,043	190	$2,628
Select Shares	+	1,211	16,262	472	6,249

Total shares sold		1,365	$18,305	662	$8,877

Shares Reinvested
Investor Shares		1,070	$13,314	623	$8,135
Select Shares	+	68	853	5	66

Total shares reinvested		1,138	$14,167	628	$8,201

Shares Redeemed
Investor Shares		(732)	($9,770)	(2,205)	($29,890)
Select Shares	+	(38)	(497)	(75)	(1,031)

Total shares redeemed		(770)	($10,267)	(2,280)	($30,921)

Net transactions in fund shares		1,733	$22,205	(990)	($13,843)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,165	$101,792	8,155	$109,105
Total increase or decrease	+	1,733	16,116	(990)	(7,313)

End of period		8,898	$117,908	7,165	$101,792

Net investment losses/ Net investment income not yet distributed			($326)		$7

See financial notes 27

Laudus International MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	20.73		16.78	13.58	11.95	8.74	10.80

Income or loss from investment operations:
Net investment income	0.05		0.13	0.06	0.02	0.03	0.10
Net realized and unrealized gains or losses	3.65		3.98	3.16	1.65	3.18	(1.43)

Total income or loss from investment operations	3.70		4.11	3.22	1.67	3.21	(1.33)
Less distributions:
Distributions from net investment income	(0.16)		(0.16)	(0.02)	(0.04)	(0.00)[1]	(0.07)
Distributions from net realized gains	(1.59)		—	—	—	—	(0.66)

Total distributions	(1.75)		(0.16)	(0.02)	(0.04)	(0.00)[1]	(0.73)

Net asset value at end of period	22.68		20.73	16.78	13.58	11.95	8.74

Total return (%)	18.82	[2]	24.66	23.75	13.98	36.74	(13.65)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.53	[3]	1.57 [4]	1.65	1.65	1.65	0.99 [5,6]
Gross operating expenses	1.60	[3]	1.64	1.74	1.89	1.92	1.32 [6]
Net investment income	0.44	[3]	0.52	0.37	0.15	0.33	0.60
Portfolio turnover rate	36	[2]	90	53	69	99	158
Net assets, end of period ($ x 1,000,000)	1,762		1,320	794	552	302	206

	11/01/06–		11/01/05–	11/01/04–	4/02/04[7]–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	20.77		16.81	13.61	13.64

Income or loss from investment operations:
Net investment income	0.06		0.19	0.08	0.02
Net realized and unrealized gains or losses	3.66		3.96	3.17	(0.05)

Total income or loss from investment operations	3.72		4.15	3.25	(0.03)
Less distributions:
Distributions from net investment income	(0.19)		(0.19)	(0.05)	—
Distributions from net realized gains	(1.59)		—	—	—

Total distributions	(1.78)		(0.19)	(0.05)	—

Net asset value at end of period	22.71		20.77	16.81	13.61

Total return (%)	18.93	[2]	24.88	23.90	(0.22)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[3,8]	1.39 [8]	1.47	1.47	[3]
Gross operating expenses	1.55	[3]	1.60	1.68	1.86	[3]
Net investment income	0.58	[3]	0.72	0.59	0.37	[3]
Portfolio turnover rate	36	[2]	90	53	69	[2]
Net assets, end of period ($ x 1,000,000)	868		628	274	81

*	Unaudited.

[1]	The per share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 1.64% if custody credits had not been included.
[5]	The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.
[6]	Prior to the fund’s change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.
[7]	Commencement of operations.
[8]	The ratio of net operating expenses would have been 1.47% and 1.46% for the periods ended 10/31/06 and 4/30/07, respectively, if custody credits had not been included.

28 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

0.1%		Common Stock	895	1,557
96.5%		Foreign Common Stock	1,984,620	2,539,588
0.5%		Preferred Stock	7,450	12,902
0.2%		Rights	1,065	5,638
2.8%		Short-Term Investments	72,719	72,719

100.1%		Total Investments	2,066,749	2,632,404
(0	.1)%	Other Assets and Liabilities		(1,998)

100.0%		Net Assets		2,630,406

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 0.1% of net assets

Media 0.1%

CTC Media, Inc. *	59,700	1,557

Total Common Stock (Cost $895)		1,557

Foreign Common Stock 96.5% of net assets

Australia 3.9%

Banks 0.2%
Australia & New Zealand Banking Group Ltd.	224,800	5,680
Capital Goods 0.1%
United Group Ltd.	148,300	1,922
Commercial Services & Supplies 0.4%
Seek Ltd.	324,400	1,984
Transfield Services Ltd.	607,687	6,429
Transpacific Industries Group Ltd.	245,500	2,508

		10,921
Diversified Financials 0.7%
Allco Finance Group Ltd.	209,337	2,087
Babcock & Brown Ltd.	210,101	5,127
Challenger Financial Services Group Ltd.	353,200	1,545
Macquarie Bank Ltd. (c)	140,900	10,096

		18,855
Energy 0.3%
Paladin Resources Ltd. *	436,900	3,419
WorleyParsons Ltd.	264,221	6,001

		9,420
Food & Staples Retailing 0.4%
Woolworths Ltd.	406,900	9,530
Materials 0.8%
BHP Billiton Ltd. ADR (a)	261,925	12,792
Boart Longyear Group *	3,371,669	5,405
Oxiana Ltd.	1,219,600	3,069

		21,266
Pharmaceuticals & Biotechnology 0.3%
CSL Ltd.	107,500	7,743
Real Estate 0.5%
Commonwealth Property Office Fund	7,212,626	8,605
Lend Lease Corp., Ltd.	252,500	4,160

		12,765
Retailing 0.2%
David Jones Ltd.	1,086,517	4,460

		102,562

Austria 0.7%

Banks 0.3%
Erste Bank der oesterreichischen Sparkassen AG	35,544	2,846
Raiffeisen International Bank-Holding AG	36,900	5,098

		7,944
Capital Goods 0.2%
Andritz AG	8,726	2,242
Wienerberger AG	51,300	3,689

		5,931
Energy 0.1%
C.A.T. Oil AG *	64,306	1,968
Real Estate 0.1%
Meinl European Land Ltd. *	69,340	2,009

		17,852

Belgium 0.4%

Food, Beverage & Tobacco 0.3%
InBev N.V.	97,200	7,577
Materials 0.1%
Umicore	19,600	3,947

		11,524

Bermuda 3.5%

Capital Goods 0.8%
Cooper Industries Ltd., Class A (a)	135,400	6,738
Fong’s Industries Co., Ltd.	10,652,000	8,238
Ingersoll-Rand Co., Ltd., Class A (a)	109,075	4,870

		19,846

See financial notes 29

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 0.4%
Arts Optical International Holdings Ltd.	8,688,000	3,383
Hongguo International Holdings Ltd.	3,953,000	3,186
Peace Mark Holdings Ltd.	2,844,000	3,183
Ports Design Ltd.	224,200	628

		10,380
Energy 1.1%
Nabors Industries Ltd. (a) *	380,675	12,227
Seadrill Ltd. *	130,200	2,115
Weatherford International Ltd. (a) *	284,500	14,933

		29,275
Insurance 0.1%
PartnerRe Ltd. (a)	26,225	1,889
Materials 0.3%
Aquarius Platinum Ltd.	220,245	6,535
Media 0.0%
Central European Media Enterprises Ltd., Class A (a) *	13,900	1,253
Retailing 0.6%
Dufry South America Ltd. BDR *	104,343	1,978
Esprit Holdings Ltd.	478,000	5,793
GOME Electrical Appliances Holdings Ltd.	1,209,000	1,865
Huabao International Holdings Ltd.	3,305,000	1,900
Li & Fung Ltd.	1,732,400	5,382

		16,918
Technology Hardware & Equipment 0.1%
Vtech Holdings Ltd.	388,000	2,922
Transportation 0.1%
Cosco Pacific Ltd.	1,360,000	3,290

		92,308

Brazil 1.0%

Automobiles & Components 0.0%
Localiza Rent A Car S.A.	112,500	1,155
Commercial Services & Supplies 0.0%
Anhanguera Educacional Participacoes S.A. *	50,600	593
Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	118,900	1,247
Materials 0.7%
Aracruz Celulose S.A. ADR	25,100	1,380
Companhia Vale do Rio Doce ADR (a)	398,975	16,203

		17,583
Real Estate 0.1%
BR Malls Participacoes S.A. *	88,000	645
Iguatemi Empresa de Shopping Centers S.A.	65,100	1,028

		1,673
Retailing 0.1%
Lojas Renner S.A.	88,100	1,247
Submarino S.A.	48,600	1,735

		2,982

		25,233

Canada 4.7%

Banks 0.1%
Canadian Western Bank	76,916	1,656
Capital Goods 0.1%
CAE, Inc.	264,600	3,073
Commercial Services & Supplies 0.0%
Ritchie Bros. Auctioneers, Inc. (a)	16,000	945
Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc. *	67,400	4,275
Energy 0.9%
Bayou Bend Petroleum Ltd *	1,164,933	2,839
Canadian Natural Resources Ltd. (a)	35,050	2,089
CHC Helicopter Corp., Class A	285,400	5,953
Ensign Energy Services, Inc. (a)	35,500	598
Petrobank Energy & Resources Ltd. *	225,183	4,571
Precision Drilling Trust (a)	53,550	1,289
Suncor Energy, Inc. (a)	68,075	5,480
Talisman Energy, Inc. (a)	96,025	1,824
Trican Well Service Ltd.	2,200	47

		24,690
Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	110,500	5,037
Insurance 0.2%
Manulife Financial Corp.	108,700	3,928
Manulife Financial Corp. (a)	67,625	2,442

		6,370
Materials 1.7%
Agrium, Inc.	77,400	2,998
Alcan, Inc. (a)	123,625	7,278
Eldorado Gold Corp. *	341,300	1,977
IPSCO, Inc. (a)	69,100	10,216
Ivanhoe Mines Ltd. *	279,800	3,466
Potash Corp. of Saskatchewan, Inc. (a)	53,625	9,627
Silver Standard Resources, Inc. *	59,500	2,168
Silver Wheaton Corp. *	218,400	2,428
Teck Cominco Ltd., Class B (a)	73,725	5,605

		45,763
Real Estate 0.5%
Brookfield Asset Management, Inc., Class A (a)	60,925	3,543
Morguard Real Estate Investment Trust	155,000	2,212
Northern Property Real Estate Investment Trust	255,400	5,953

		11,708
Retailing 0.1%
The Forzani Group Ltd., Class A *	108,756	2,090
Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	121,700	4,666

30 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.5%
Canadian National Railway Co. (a)	114,300	5,743
Canadian Pacific Railway Ltd. (a)	113,025	7,179

		12,922

		123,195

Cayman Islands 3.0%

Capital Goods 0.1%
Haitian International Holdings Ltd. *	3,114,000	2,054
Neo-Neon Holdings Ltd. *	1,184,000	1,968

		4,022
Consumer Durables & Apparel 0.2%
Li Ning Co., Ltd.	2,103,157	4,109
Prime Success International Group Ltd.	2,786,000	1,831

		5,940
Consumer Services 0.1%
FU JI Food & Catering Services	490,000	1,491
Energy 1.6%
GlobalSantaFe Corp. (a)	214,625	13,721
Noble Corp. (a)	167,000	14,063
Transocean, Inc. (a) *	163,650	14,107

		41,891
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	969,000	2,938
Materials 0.2%
Lee & Man Paper Manufacturing Ltd.	536,000	1,506
Vision Grande Group Holdings Ltd.	5,660,000	4,976

		6,482
Media 0.2%
Focus Media Holding Ltd. ADR (a) *	121,446	4,494
Real Estate 0.2%
Agile Property Holdings Ltd.	2,300,226	2,410
Greentown China Holdings Ltd. *	908,205	1,841

		4,251
Retailing 0.2%
Parkson Retail Group Ltd (c)	626,000	4,443
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	371,500	2,343
Himax Technologies, Inc. ADR *	78,100	458

		2,801
Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	306,000	917

		79,670

Chile 0.1%

Food & Staples Retailing 0.1%
Cencosud S.A. ADR, 144A (b)	49,000	2,841

Columbia 0.1%

Banks 0.1%
BanColombia S.A. ADR (a)	52,000	1,459

Denmark 0.9%

Capital Goods 0.2%
FLSmidth & Co. A/S	52,200	3,936
NKT Holding A/S	13,400	1,176

		5,112
Insurance 0.3%
Alm. Brand A/S *	26,249	1,877
Topdanmark A/S *	36,300	7,117

		8,994
Pharmaceuticals & Biotechnology 0.3%
Genmab A/S *	120,145	8,393
Real Estate 0.1%
TK Development A/S *	83,500	1,928

		24,427

Egypt 0.1%

Capital Goods 0.1%
Orascom Construction Industries	41,000	2,356
Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding	59,649	384

		2,740

Finland 0.2%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	20,758	637
Transportation 0.2%
Finnlines Oyj	166,206	3,834

		4,471

France 8.0%

Banks 0.6%
BNP Paribas	135,100	15,673
Capital Goods 1.5%
Carbone Lorraine S.A.	131,389	8,603
Financiere Marc de Lacharriere S.A.	48,437	5,196
Nexans S.A.	119,720	17,584
Societe Industrielle D’Aviations Latecoere S.A.	161,390	5,902
Vallourec S.A.	10,500	2,860

		40,145
Consumer Durables & Apparel 0.5%
Kaufman & Broad S.A.	39,442	3,002
LVMH Moet Hennessy Louis Vuitton S.A.	57,400	6,690
Nexity	26,400	2,287

		11,979
Diversified Financials 0.2%
Boursorama *	112,608	1,944
Eurazeo	18,565	2,930

		4,874

See financial notes 31

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Energy 0.1%
Bourbon S.A.	27,600	1,978
Food, Beverage & Tobacco 0.5%
Groupe Danone	47,800	7,859
Groupe Danone ADR (a)	76,550	2,540
Remy Cointreau S.A. *	26,446	1,933

		12,332
Health Care Equipment & Services 0.2%
Essilor International S.A.	37,100	4,472
Orpea *	13,700	1,410

		5,882
Household & Personal Products 0.4%
L’Oreal S.A.	97,100	11,620
Insurance 0.6%
April Group	15,000	792
Axa	209,900	9,637
Axa ADR (a)	61,175	2,818
Euler Hermes S.A.	24,556	3,771

		17,018
Media 1.8%
Ipsos	155,841	6,012
Publicis Groupe	291,100	13,850
Seloger.com *	62,219	2,730
Societe Television Francaise 1	313,800	10,784
Vivendi S.A.	333,500	13,757

		47,133
Pharmaceuticals & Biotechnology 0.2%
Boiron S.A.	91,556	2,842
Sanofi-Aventis	33,400	3,057

		5,899
Real Estate 0.1%
Klepierre	10,400	2,006
Software & Services 0.3%
Cap Gemini S.A.	61,200	4,629
Meetic *	47,397	1,942

		6,571
Technology Hardware & Equipment 0.5%
Neopost S.A.	98,074	14,214
Telecommunication Services 0.1%
Iliad S.A.	35,150	3,557
Transportation 0.1%
Norbert Dentressangle	20,289	1,930
Utilities 0.3%
EDF Energies Nouvelles S.A. *	18,700	1,097
Veolia Environnement	92,700	7,651

		8,748

		211,559

Germany 6.8%

Automobiles & Components 2.3%
Bayerische Motoren Werke (BMW) AG	384,600	23,657
DaimlerChrysler AG - Reg’d	345,900	28,001
ElringKlinger AG	90,822	7,728

		59,386
Capital Goods 1.6%
Bauer AG *	52,386	4,056
Bilfinger Berger AG	69,180	6,497
Demag Cranes AG	55,675	3,651
GEA Group AG	50,300	1,467
Kloeckner & Co., AG	70,800	4,670
MTU Aero Engines Holding AG	107,330	6,226
Q-Cells AG *	38,340	2,754
Schmack Biogas AG *	22,160	2,065
Solarworld AG	58,880	4,914
Vossloh AG	62,040	6,417

		42,717
Commercial Services & Supplies 0.5%
D&S Europe AG *	242,986	3,566
Francotyp-Postalia Holding AG *	103,891	2,836
Wirecard AG *	417,338	5,629

		12,031
Consumer Durables & Apparel 0.2%
Rational AG	20,448	4,141
Household & Personal Products 0.1%
Henkel KGaA	26,100	3,662
Insurance 0.6%
Hannover Rueckversicherung AG *	323,300	16,369
Materials 0.3%
BASF AG ADR (a)	53,725	6,383
K&S AG	18,300	2,380

		8,763
Media 0.2%
CTS Eventim AG	14,600	616
Premiere AG *	162,337	3,427

		4,043
Real Estate 0.1%
IVG Immobilien AG	65,200	2,923
Patrizia Immobilien AG *	8,700	184

		3,107
Semiconductors & Semiconductor Equipment 0.1%
Kontron AG	111,539	2,056
Software & Services 0.3%
Software AG	71,179	6,280
United Internet AG - Reg’d	164,300	3,020

		9,300
Technology Hardware & Equipment 0.4%
Wincor Nixdorf AG	110,708	10,791
Utilities 0.1%
RWE AG ADR (a)	17,575	1,865

		178,231

Greece 0.7%

Banks 0.3%
EFG Eurobank Ergasias	95,840	3,988
National Bank of Greece S.A.	64,280	3,601

		7,589
Consumer Durables & Apparel 0.1%
Jumbo S.A.	37,200	1,163

32 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Sprider Stores S.A.	26,350	353

		1,516
Diversified Financials 0.1%
Hellenic Exchanges S.A. Holding	101,096	2,394
Food, Beverage & Tobacco 0.2%
Coca-Cola Hellenic Bottling Co., S.A.	65,500	2,840
Vivartia S.A.	183,396	4,391

		7,231

		18,730

Hong Kong 1.1%

Capital Goods 0.1%
China Infrastructure Machinery Holdings Ltd.	714,000	1,357
Consumer Durables & Apparel 0.1%
Fountain Set Holdings Ltd.	11,129,430	3,865
Food & Staples Retailing 0.0%
Wumart Stores, Inc., Class H (c) *	954,800	610
Insurance 0.1%
China Insurance International Holdings Co., Ltd. *	1,610,000	1,992
Materials 0.3%
China National Building Material Co., Ltd., Class H	5,246,000	5,590
Hung Hing Printing Group Ltd.	3,248,000	1,824

		7,414
Real Estate 0.3%
China Vanke Co., Ltd., Class B	958,303	2,191
Hopson Development Holdings Ltd.	555,500	1,302
Shenzhen Investment Ltd.	8,549,000	5,055

		8,548
Retailing 0.2%
Giordano International Ltd.	9,080,000	4,389

		28,175

India 0.4%

Banks 0.0%
Housing Development Finance Corp., Ltd.	28,800	1,149
Capital Goods 0.1%
Bharat Heavy Electricals Ltd.	19,100	1,145
Unitech Ltd.	124,400	1,267

		2,412
Household & Personal Products 0.1%
Dabur India Ltd.	626,900	1,442
Software & Services 0.1%
Infosys Technologies Ltd.	57,600	2,842
Telecommunication Services 0.1%
Bharti Airtel Ltd. *	142,600	2,799

		10,644

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia	2,790,500	1,597
Food, Beverage & Tobacco 0.1%
PT Bakrie Sumatera Plantations Tbk	14,607,900	2,293
Telecommunication Services 0.1%
PT Telekomunikasi Indonesia	3,366,000	3,850

		7,740

Ireland 1.5%

Banks 0.6%
Anglo Irish Bank Corp., plc	244,100	5,486
Bank of Ireland	460,000	9,873

		15,359
Capital Goods 0.4%
Kingspan Group plc	368,700	10,341
Food, Beverage & Tobacco 0.2%
C&C Group plc	70,774	1,186
Glanbia plc	542,320	2,642
IAWS Group plc	55,700	1,381

		5,209
Health Care Equipment & Services 0.0%
United Drug plc	192,400	1,053
Media 0.2%
Independent News & Media plc	997,998	4,664
Transportation 0.1%
Ryanair Holdings plc ADR *	66,700	3,113

		39,739

Israel 0.1%

Capital Goods 0.1%
Ormat Industries Ltd.	225,743	2,697
Technology Hardware & Equipment 0.0%
Orbotech Ltd. (a) *	25,000	573

		3,270

Italy 2.6%

Automobiles & Components 0.1%
Brembo S.p.A	168,972	2,600
Banks 0.1%
Credito Emiliano S.p.A.	104,400	1,737
Consumer Durables & Apparel 0.3%
Geox S.p.A.	169,100	3,091
Luxottica Group S.p.A.	82,500	2,864
Safilo Group SpA *	384,338	2,386
Tod’s S.p.A.	18,750	1,760

		10,101
Consumer Services 0.1%
Snai S.p.A. *	192,305	2,047
Diversified Financials 0.5%
Azimut Holding S.p.A.	491,379	7,851

See financial notes 33

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Banca Italease	101,500	6,115

		13,966
Energy 0.3%
Saipem S.p.A.	259,100	8,109
Food & Staples Retailing 0.1%
Marr S.p.A.	174,154	1,966
Real Estate 0.2%
Immobiliare Grande Distribuzione	491,297	2,761
Pirelli & C. Real Estate S.p.A.	27,392	2,084

		4,845
Technology Hardware & Equipment 0.3%
Digital Multimedia Technologies S.p.A. *	64,202	6,353
Prysmian S.p.A.	58,051	1,188

		7,541
Transportation 0.5%
Ansaldo STS S.p.A. *	271,661	3,749
Autostrada Torino-Milano S.p.A.	234,103	5,902
Gemina S.p.A. *	743,584	3,168

		12,819
Utilities 0.1%
ASM S.p.A.	203,600	1,367
Hera S.p.A.	329,733	1,516

		2,883

		68,614

Japan 9.7%

Automobiles & Components 1.0%
Denso Corp.	239,300	8,461
F.C.C. Co., Ltd.	250,700	5,041
Honda Motor Co., Ltd.	270,300	9,284
Yamaha Motor Co., Ltd.	122,100	3,225

		26,011
Banks 0.3%
Fukuoka Financial Group, Inc. *	333,000	2,536
Suruga Bank Ltd.	317,000	3,832
The Senshu Bank Ltd.	69,000	180

		6,548
Capital Goods 1.7%
Advan Co., Ltd.	94,600	1,167
Chiyoda Corp.	87,000	1,996
Komatsu Ltd.	179,000	4,236
NGK Insulators Ltd.	295,000	6,439
Nichias Corp.	205,000	1,801
Ryobi Ltd.	384,000	2,836
Takasago Thermal Engineering Co., Ltd.	198,000	1,852
Takeuchi Mfg. Co., Ltd.	123,200	5,038
The Japan Steel Works Ltd.	631,000	7,440
Toyo Tanso Co., Ltd.	30,418	3,228
Ushio, Inc.	400,200	7,840

		43,873
Commercial Services & Supplies 0.4%
en-Japan, Inc.	220	992
Meitec Corp.	120,000	3,914
Park24 Co., Ltd.	94,000	1,171
Takara Printing Co., Ltd.	366,680	3,513

		9,590
Consumer Durables & Apparel 0.5%
Makita Corp.	63,000	2,397
Sharp Corp.	143,000	2,624
Shimano, Inc.	210,800	6,919

		11,940
Consumer Services 0.0%
Zensho Co., Ltd.	92,200	859
Diversified Financials 1.5%
Daiwa Securities Group, Inc.	1,472,300	16,398
Nikko Cordial Corp.	1,390,100	19,994
Osaka Securities Exchange Co., Ltd.	400	2,006

		38,398
Energy 0.1%
Shinko Plantech Co., Ltd.	205,000	2,041
Health Care Equipment & Services 0.0%
Nakanishi, Inc.	8,300	974
Household & Personal Products 0.2%
Uni-Charm Corp.	110,800	6,526
Materials 0.4%
Dowa Holdings Co., Ltd. *	127,000	1,192
Fujimi, Inc.	17,100	487
NIFCO, Inc.	153,300	3,623
Tokai Carbon Co., Ltd.	648,000	5,578
Tokuyama Corp.	41,000	615

		11,495
Media 0.1%
Jupiter Telecommunications Co., Ltd. *	3,598	2,993
Pharmaceuticals & Biotechnology 0.3%
Takeda Pharmaceutical Co., Ltd.	129,500	8,395
Real Estate 1.0%
Aeon Mall Co., Ltd.	78,300	2,621
Joint Corp.	77,800	2,571
K.K. DaVinci Advisors *	1,408	1,419
Kenedix, Inc.	220	964
MID REIT, Inc.	329	1,834
Nippon Commercial Investment Corp. *	496	2,516
ORIX Corp.	32,300	8,612
Orix JREIT, Inc.	163	1,589
Tokyo Tatemono Co., Ltd.	244,000	3,410

		25,536
Retailing 0.3%
DeNa Co., Ltd.	391	1,329
Honeys Co., Ltd.	27,100	1,165
Nitori Co., Ltd.	29,810	1,424
Paris Miki, Inc.	120,500	1,809
Yamada Denki Co., Ltd.	23,600	2,181

		7,908
Semiconductors & Semiconductor Equipment 0.9%
Miraial Co., Ltd.	3,900	407
Rohm Co., Ltd.	254,598	22,996
Shinko Electric Industries Co., Ltd.	39,500	950

		24,353

34 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Software & Services 0.3%
Capcom Co., Ltd.	120,600	1,829
Internet Initiative Japan, Inc.	441	1,521
Nintendo Co., Ltd.	18,300	5,716

		9,066
Technology Hardware & Equipment 0.5%
Keyence Corp.	22,400	4,979
Mitsumi Electric Co., Ltd.	63,000	2,101
Omron Corp.	158,200	4,238
Taiyo Yuden Co., Ltd.	107,000	2,352

		13,670
Telecommunication Services 0.2%
NTT DoCoMo, Inc.	2,780	4,732

		254,908

Kazakhstan 0.1%

Banks 0.1%
Kazkommertsbank GDR, 144A (b) *	112,684	2,366

Luxembourg 0.9%

Energy 0.5%
Acergy S.A. *	142,600	3,050
Tenaris S.A. ADR	193,775	8,983

		12,033
Telecommunication Services 0.4%
Millicom International Cellular S.A. (a) *	129,436	10,517

		22,550

Malaysia 0.2%

Banks 0.2%
Bumiputra-Commerce Holdings Berhad	1,131,400	3,548
Food, Beverage & Tobacco 0.0%
Kuala Lumpur Kepong Berhad	165,400	627
Transportation 0.0%
Transmile Group Berhad	204,100	781

		4,956

Mexico 0.8%

Consumer Durables & Apparel 0.3%
Corporacion GEO, S.A. de C.V., Class B *	460,300	2,525
Desarrolladora Homex S.A. de C.V. ADR (a) *	26,200	1,521
Sare Holding, S.A. de C.V. *	1,245,400	2,081
Urbi, Desarrollos Urbanos, S.A. de C.V. *	666,100	2,783

		8,910
Diversified Financials 0.0%
Banco Compartamos S.A. de C.V. *	35,500	179
Food & Staples Retailing 0.2%
Wal-Mart de Mexico, Class V	991,300	3,890
Telecommunication Services 0.2%
America Movil S.A. de C.V., Class L	1,647,500	4,319
Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (a)	73,100	3,306

		20,604

Netherlands 3.4%

Capital Goods 1.2%
Arcadis N.V.	47,580	3,290
Draka Holding N.V. *	122,869	4,700
Imtech N.V.	57,430	4,598
Koninklijke BAM Groep N.V.	374,433	9,936
Koninklijke Boskalis Westminster N.V. CVA	30,293	3,368
Wavin N.V.	202,323	4,594

		30,486
Consumer Durables & Apparel 0.6%
Koninklijke (Royal) Philips Electronics N.V.	330,100	13,556
TomTom N.V. *	33,200	1,401

		14,957
Diversified Financials 0.0%
ING Groep N.V. ADR (a)	23,225	1,059
Energy 0.7%
Core Laboratories N.V. (a) *	2,000	182
Fugro N.V. CVA	89,385	4,845
Schlumberger Ltd. (a)	182,475	13,472

		18,499
Food & Staples Retailing 0.1%
Sligro Food Group N.V.	59,868	2,461
X 5 Retail Group N.V. GDR *	46,900	1,420

		3,881
Food, Beverage & Tobacco 0.1%
Royal Numico N.V.	67,500	3,720
Pharmaceuticals & Biotechnology 0.3%
QIAGEN N.V. *	375,957	6,716
Technology Hardware & Equipment 0.1%
TKH Group N.V. CVA	18,765	1,989
Transportation 0.3%
Koninklijke Vopak N.V.	136,489	8,213

		89,520

New Zealand 0.5%

Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	2,290,907	6,315
Retailing 0.1%
The Warehouse Group Ltd.	356,137	1,836
Transportation 0.2%
Auckland International Airport Ltd.	2,838,577	5,202

		13,353

See financial notes 35

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Northern Ireland 0.7%

Retailing 0.7%
Signet Group plc	7,950,000	19,521

Norway 1.3%

Capital Goods 0.1%
ODIM A.S.A. *	73,778	2,755
Consumer Durables & Apparel 0.2%
Ekornes A.S.A.	162,100	4,068
Diversified Financials 0.2%
Acta Holding A.S.A.	877,115	5,119
Energy 0.5%
Deep Sea Supply plc	1,017,695	4,191
Electromagnetic GeoServices A/S *	120,245	2,577
Farstad Shipping A.S.A.	142,800	3,707
Petroleum Geo-Services A.S.A. *	121,900	3,334

		13,809
Food, Beverage & Tobacco 0.0%
Leroy Seafood Group A.S.A.	43,012	910
Materials 0.0%
Yara International A.S.A. ADR	5,575	164
Software & Services 0.3%
Ementor A.S.A. *	757,289	6,753

		33,578

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A (a)	29,300	1,784

Philippines 0.1%

Real Estate 0.1%
Filinvest Land, Inc. *	49,772,100	1,829
Utilities 0.0%
PNOC Energy Development Corp. *	14,833,327	1,745

		3,574

Portugal 0.2%

Capital Goods 0.2%
Mota-Engil, SGPS, S.A.	553,559	4,589

Republic of Korea 2.2%

Banks 0.3%
Kookmin Bank	77,000	6,891
Consumer Services 0.0%
MegaStudy Co., Ltd.	5,220	881
Health Care Equipment & Services 0.0%
Osstem Implant Co., Ltd. *	7,470	355
Insurance 0.1%
LIG Non-Life Insurance Co., Ltd. *	158,800	2,658
Materials 0.1%
Hyundai Steel Co.	38,400	1,584
Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	32,260	19,729
Software & Services 0.1%
NHN Corp. *	25,640	4,010
Telecommunication Services 0.9%
SK Telecom Co., Ltd.	103,600	21,851
SK Telecom Co., Ltd. ADR (a)	52,000	1,291

		23,142

		59,250

Singapore 3.4%

Banks 0.2%
United Overseas Bank Ltd.	399,000	5,578
Capital Goods 0.6%
Hyflux Ltd.	3,228,000	5,710
Midas Holdings Ltd.	4,043,000	5,256
SembCorp Marine Ltd.	2,074,000	4,912
Tat Hong Holdings Ltd.	638,000	714

		16,592
Consumer Services 0.1%
Raffles Education Corp., Ltd.	2,303,000	3,440
Diversified Financials 0.1%
Singapore Exchange Ltd.	726,000	3,480
Energy 0.2%
Ezra Holdings Ltd. *	777,000	3,252
Straits Asia Resources Ltd.	4,074,000	2,683

		5,935
Food & Staples Retailing 0.1%
Olam International Ltd.	917,000	1,889
Health Care Equipment & Services 0.2%
Parkway Holdings Ltd.	1,710,850	4,420
Household & Personal Products 0.1%
GP Batteries International Ltd.	2,161,000	1,903
Real Estate 0.7%
Capitaland Ltd.	2,112,300	11,684
Ho Bee Investment Ltd.	2,530,000	3,925
Yanlord Land Group Ltd.	1,615,000	2,515

		18,124
Retailing 0.0%
Osim International Ltd.	906,820	456
Technology Hardware & Equipment 0.1%
Unisteel Technology Ltd.	1,208,750	1,923
Telecommunication Services 0.2%
MobileOne Ltd.	4,421,000	6,506
Transportation 0.8%
Cosco Corp.(Singapore) Ltd.	1,137,000	2,101
SIA Engineering Co.	1,243,000	3,754
Singapore Airport Ltd.	1,868,000	3,924
SMRT Corp., Ltd.	8,208,000	10,049

		19,828

		90,074

36 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

South Africa 0.2%

Capital Goods (0.1)%
Wilson Bayly Holmes-Ovcon Ltd.	4,100	54
Diversified Financials 0.1%
JSE Ltd.	262,031	2,661
Media 0.1%
Naspers Ltd., Class N	68,900	1,729
Retailing 0.1%
Truworths International Ltd.	377,200	2,085

		6,529

Spain 2.0%

Capital Goods 0.3%
Mecalux, S.A. *	51,093	2,498
Tecnicas Reunidas S.A.	111,462	5,861

		8,359
Commercial Services & Supplies 0.2%
Prosegur, Compania de Seguridad S.A. - Reg’d	108,264	4,043
Food, Beverage & Tobacco 0.1%
Viscofan, S.A.	162,465	3,794
Health Care Equipment & Services 0.1%
Corporacion Dermoestetica *	272,736	3,640
Materials 0.1%
Tubacex, S.A.	224,685	1,809
Media 0.6%
Gestevision Telecinco S.A.	497,200	15,006
Pharmaceuticals & Biotechnology 0.3%
Grifols S.A. *	518,882	9,023
Retailing 0.3%
Industria de Diseno Textil S.A.	109,800	6,755

		52,429

Sweden 1.0%

Capital Goods 0.1%
Hexagon AB, Class B	26,400	1,198
Lindab International AB	81,300	2,245

		3,443
Commercial Services & Supplies 0.2%
Intrum Justitia AB	321,433	4,377
Consumer Services 0.2%
Rezidor Hotel Group AB *	422,160	3,709
Materials 0.2%
Billerud	301,000	4,569
Pharmaceuticals & Biotechnology 0.0%
Meda AB, Class A	25,200	938
Retailing 0.2%
Hemtex AB *	138,242	2,840
Nobia AB	135,000	1,844

		4,684
Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	913,000	3,489

		25,209

Switzerland 8.6%

Capital Goods 1.0%
ABB Ltd. - Reg’d	439,700	8,786
Bucher Industries AG	19,467	2,918
Burckhardt Compression Holding AG *	11,960	2,346
Geberit AG - Reg’d	2,890	5,133
Georg Fischer AG - Reg’d *	4,913	3,783
Sulzer AG - Reg’d	1,600	2,103

		25,069
Commercial Services & Supplies 0.9%
Adecco S.A. - Reg’d	337,100	23,178
SGS S.A. - Reg’d	1,420	1,804

		24,982
Consumer Durables & Apparel 0.3%
Schulthess Group AG	24,230	2,863
Swatch Group AG	21,000	6,017

		8,880
Diversified Financials 2.6%
Credit Suisse Group - Reg’d	341,100	26,770
EFG International - Reg’d	60,800	2,736
Partners Group - Reg’d	36,407	4,596
UBS AG - Reg’d (a)	529,800	34,425

		68,527
Food, Beverage & Tobacco 1.0%
Barry Callebaut AG *	2,730	2,246
Lindt & Spruengli AG	1,200	3,318
Nestle S.A. - Reg’d	36,900	14,607
Nestle S.A. ADR - Reg’d (a)	56,525	5,619

		25,790
Health Care Equipment & Services 0.2%
Galenica Holding AG - Reg’d.	8,347	2,921
Nobel Biocare Holding AG	8,550	3,078

		5,999
Materials 1.0%
Givaudan S.A. - Reg’d	9,600	8,992
Lonza Group AG - Reg’d	66,400	6,489
Schmolz + Bickenbach AG - Reg’d	41,489	3,774
Sika AG	1,700	3,304
Syngenta AG - Reg’d *	12,600	2,503

		25,062
Pharmaceuticals & Biotechnology 1.4%
Actelion Ltd. - Reg’d *	4,300	1,022
Basilea Pharmaceutica AG *	11,500	2,542
Novartis AG - Reg’d	420,900	24,452
Novartis AG ADR (a)	58,000	3,369
Roche Holding AG	33,500	6,308

		37,693

See financial notes 37

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.2%
Kuehne & Nagel International AG - Reg’d	52,900	4,831

		226,833

Taiwan 1.4%

Banks 0.6%
Chinatrust Financial Holding Co., Ltd.	20,958,123	16,420
Consumer Durables & Apparel 0.1%
Merry Electronics Co., Ltd.	1,072,000	3,618
Semiconductors & Semiconductor Equipment 0.3%
MediaTek, Inc.	282,440	3,513
Realtek Semiconductor Corp.	1,429,000	2,882

		6,395
Technology Hardware & Equipment 0.4%
Catcher Technology Co., Ltd.	213,419	1,628
Gemtek Technology Corp.	1,210,000	3,095
Hon Hai Precision Industry Co., Ltd.	694,689	4,581

		9,304

		35,737

Turkey 0.0%

Banks 0.0%
Asya Katilim Bankasi A/S *	171,160	996

United Arab Emirates 0.1%

Real Estate 0.1%
Emaar Properties	716,800	2,098

United Kingdom 20.2%

Banks 2.0%
HBOS plc	249,300	5,350
HSBC Holdings plc	1,347,900	24,870
Lloyds TSB Group plc	1,539,500	17,777
Northern Rock plc	214,200	4,581

		52,578
Capital Goods 1.9%
BAE Systems plc ADR (a)	17,500	646
Bodycote International plc	602,333	3,544
Chemring Group plc	48,045	1,978
Chloride Group plc	983,698	3,077
Cobham plc	928,506	3,848
Punch Graphix plc	1,966,295	4,975
Rolls-Royce Group plc *	712,300	6,785
SIG plc	75,200	1,908
Spirax-Sarco Engineering plc	77,852	1,577
The Weir Group plc	772,825	9,944
Ultra Electronics Holdings plc	429,883	10,417
Vt Group plc	146,400	1,453

		50,152
Commercial Services & Supplies 1.9%
Aggreko plc	96,300	1,076
Babcock International Group plc	229,695	2,015
Capita Group plc	438,600	6,162
Carter & Carter Group plc	126,371	3,035
De La Rue plc	390,545	5,525
Homeserve plc	32,100	1,127
Michael Page International plc	937,400	10,730
Mitie Group plc	387,867	1,826
RPS Group plc	559,597	3,580
Serco Group plc	1,341,612	13,164
Xchanging Ltd. *	362,761	1,906

		50,146
Consumer Durables & Apparel 0.1%
The Berkeley Group Holdings plc *	60,300	2,076
Consumer Services 1.3%
Compass Group plc	2,634,000	19,050
Domino’s Pizza UK & IRL plc	63,040	321
Greene King plc	161,121	3,439
J.D. Wetherspoon plc	198,053	2,795
Punch Taverns plc	113,900	2,942
Restaurant Group plc	342,812	2,445
Safestore Holdings Ltd. *	386,906	1,903

		32,895
Diversified Financials 1.6%
Ashmore Group plc	130,300	850
BlueBay Asset Management plc *	83,500	762
Cattles plc	716,424	5,685
IG Group Holdings plc	1,526,056	9,284
Man Group plc	547,900	6,135
Schroders plc	747,500	19,136

		41,852
Energy 0.6%
BG Group plc	485,100	6,990
Cairn Energy plc *	65,812	2,211
Expro International Group plc	221,403	3,714
Tullow Oil plc	220,290	1,600

		14,515
Food & Staples Retailing 0.4%
Tesco plc	1,262,300	11,608
Food, Beverage & Tobacco 1.9%
British American Tobacco plc ADR (a)	52,775	3,286
Cadbury Schweppes plc	1,111,400	14,693
Cadbury Schweppes plc ADR (a)	74,625	3,959
Diageo plc	1,085,000	22,872
Diageo plc ADR (a)	74,275	6,269

		51,079
Health Care Equipment & Services 0.4%
Gyrus Group plc *	465,698	4,392
Southern Cross Healthcare Ltd. *	697,346	6,927

		11,319
Household & Personal Products 0.4%
Reckitt Benckiser plc	189,100	10,345
Insurance 0.6%
Admiral Group plc	73,800	1,561
Amlin plc	371,800	2,289
Willis Group Holdings Ltd. (a)	299,600	12,290

		16,140
Materials 1.6%
Anglo American plc ADR (a)	264,650	6,984

38 See financial notes

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Croda International plc	662,143	8,283
Rexam plc	625,331	6,546
Rio Tinto plc ADR (a)	53,225	12,987
Victrex plc	491,014	7,437

		42,237
Media 2.3%
British Sky Broadcasting Group plc	2,489,000	28,508
Johnston Press plc	1,643,800	15,147
Trinity Mirror plc	1,515,000	16,127

		59,782
Pharmaceuticals & Biotechnology 1.1%
GlaxoSmithKline plc	1,039,500	29,983
Real Estate 0.2%
Big Yellow Group plc	255,839	3,270
Unite Group plc	183,732	1,874

		5,144
Retailing 0.3%
Galiform plc *	565,130	1,859
Signet Group plc	7,950,000	19,521
The Carphone Warehouse plc	848,217	5,082

		26,462
Software & Services 0.0%
Detica Group plc	125,200	964
Technology Hardware & Equipment 0.7%
Halma plc	297,502	1,354
Laird Group plc	356,392	4,070
Rotork plc	416,593	6,944
TT Electronics plc	1,370,638	6,421

		18,789
Telecommunication Services 0.2%
Vodafone Group plc	1,968,875	5,601

		533,667

Total Foreign Common Stock (Cost $1,984,620)		2,539,588

Preferred Stock 0.5% of net assets

Brazil 0.2%

Banks 0.1%
Banco Itau Holding Financeira S.A.	64,700	2,491
Banco Sofisa S.A.	84,500	499

		2,990
Energy 0.1%
Petroleo Brasileiro S.A.	136,500	3,038

		6,028

Germany 0.3%

Consumer Durables & Apparel 0.3%
Hugo Boss AG	110,257	6,790

United Kingdom 0.0%

Automobiles & Components 0.0%
Rolls-Royce Group plc	41,226,880	84

Total Preferred Stock (Cost $7,450)		12,902

Rights 0.2% of net assets

Sweden 0.2%

JM AB *	324,436	5,638

Total Rights (Cost $1,065)		5,638

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.8% of net assets

Repurchase Agreement 2.8%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $72,481 (fully collateralized by U.S. Government Agency Securities with a value of $74,296.)	72,471	72,471

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
5.05%, 06/14/07	250	248

Total Short-Term Investments (Cost $72,719)		72,719

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $2,071,817, and the unrealized appreciation and depreciation were $570,467 and ($9,880), respectively, with a net unrealized appreciation of $560,587.

As of 04/30/07, the prices of certain foreign securities held by the fund aggregating $2,095,532 were adjusted from their market prices following the guidelines adopted by the fund’s Board of Trustees.

See financial notes 39

Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,207 or 0.2% of net assets.
(c)	Fair-valued by management.
ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CVA — Dutch Certificate
GDR — Global Depositary Receipt

In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number	Contract	Unrealized
	of Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, Long expires 06/14/07	5	2,047	62
S&P 500 Index, Long expires 06/14/07	2	744	35

			97

In addition to the above, the fund held the following at 04/30/07. All numbers x 1,000.

		Amount of		Amount of
		Currency to		Currency to	Unrealized
Expiration	Currency to	be Received	Currency to	be Delivered	Gains/(Losses)
Date	be Received	($ x 1,000)	be Delivered	($ x 1,000)	($ x 1,000)

Forward Foreign Currency Contracts

05/03/2007	BRL	500	USD	499	(1)
05/02/2007	JPY	211	USD	211	—
05/02/2007	USD	667	JPY	666	(1)
05/07/2007	JPY	166	USD	165	(1)
05/07/2007	USD	357	JPY	356	(1)
05/01/2007	JPY	248	USD	246	(2)
05/01/2007	USD	413	JPY	415	2
07/31/2007	USD	27,850	GBP	27,821	(29)
07/25/2007	USD	22,103	GBP	21,951	(152)
10/05/2007	USD	47,815	GBP	47,199	(616)
10/19/2007	USD	39,023	GBP	39,126	103
07/18/2007	USD	21,684	GBP	21,250	(434)
07/05/2007	USD	22,766	GBP	22,225	(541)
05/04/2007	USD	756	SGD	755	(1)
05/03/2007	SGD	724	USD	722	(2)
05/03/2007	USD	379	SGD	379	—
05/02/2007	USD	32	SGD	32	—
05/03/2007	ZAR	1	USD	1	—
05/04/2007	ZAR	3	USD	3	—
05/07/2007	ZAR	8	USD	8	—
05/02/2007	ZAR	1	USD	1	—
05/02/2007	USD	754	CHF	753	(1)

					(1,677)

40 See financial notes

Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $2,066,749)		$2,632,404
Foreign currency, at value (cost $14,168)		14,255
Receivables:
Investments sold		21,117
Fund shares sold		11,517
Dividends		6,359
Foreign tax reclaims		1,055
Interest		10
Unrealized appreciation on foreign currency contracts		106
Prepaid expenses	+	5

Total assets		2,686,828

Liabilities
Payables:
Investments bought		51,094
Investment advisers and administrator fees		282
Transfer agent and shareholder services fees		47
Fund shares redeemed		2,169
Payable to custodian		831
Due to brokers for futures		47
Unrealized depreciation on forward foreign currency contracts		1,783
Accrued expenses	+	169

Total liabilities		56,422

Net Assets
Total assets		2,686,828
Total liabilities	−	56,422

Net assets		$2,630,406
Net Assets by Source
Capital received from investors		1,952,364
Distributions in excess of net investment income		(1,759)
Net realized capital gains		115,614
Net unrealized capital gains		564,187

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$1,762,105		77,681		$22.68
Select Shares	$868,301		38,236		$22.71

See financial notes 41

Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1,670)		$20,212
Interest	+	1,434

Total Investment Income		21,646

Net Realized Gains and Losses
Net realized gains on investments		122,434
Net realized losses on foreign currency transactions		(1,583)
Net realized gains on futures contracts	+	205

Net realized gains		121,056

Net Unrealized Gains and Losses
Net unrealized gains on investments		255,865
Net unrealized losses on foreign currency transactions		(1,424)
Net unrealized losses on futures contracts	+	(80)

Net unrealized gains		254,361

Expenses
Investment adviser and administrator fees		13,832
Transfer agent and shareholder service fees:
Investor Shares		1,844
Select Shares		712
Custodian fees		609
Shareholder reports		112
Registration fees		78
Portfolio accounting fees		60
Professional fees		46
Overdraft expense		9
Trustees’ fees		8
Other expenses	+	12

Total expenses		17,322
Custody Credit	−	630
Expense reduction by adviser and Schwab	−	374

Net expenses		16,318

Increase in Net Assets from Operations
Total investment income		21,646
Net expenses	−	16,318

Net investment income		5,328
Net realized gains		121,056
Net unrealized gains	+	254,361

Increase in net assets from operations		$380,745

42 See financial notes

Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$5,328	$9,552
Net realized gains		121,056	184,320
Net unrealized gains	+	254,361	113,036

Increase in net assets from operations		380,745	306,908

Distributions Paid

Distributions from net investment income
Investor Shares		10,102	7,908
Select Shares	+	5,868	3,448

Total distributions from net investment income		15,970	11,356

Distributions from net realized gains
Investor Shares		102,733	—
Select Shares	+	49,060	—

Total distributions from net realized gains		151,793	—

Total distributions paid		$167,763	$11,356

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		17,155	$369,842	36,898	$713,186
Select Shares	+	8,944	193,445	20,443	394,541

Total shares sold		26,099	$563,287	57,341	$1,107,727

Shares Reinvested
Investor Shares		4,681	$95,215	406	$7,287
Select Shares	+	2,179	44,358	164	2,946

Total shares reinvested		6,860	$139,573	570	$10,233

Shares Redeemed
Investor Shares		(7,832)	($166,682)	(20,911)	($404,207)
Select Shares	+	(3,135)	(66,768)	(6,679)	(129,171)

Total shares redeemed		(10,967)	($233,450)	(27,590)	($533,378)

Net transactions in fund shares		21,992	$469,410	30,321	$584,582

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		93,925	$1,948,014	63,604	$1,067,880
Total increase	+	21,992	682,392	30,321	880,134

End of period		115,917	$2,630,406	93,925	$1,948,014

Distributions in excess of net investment income/ Net investment income not yet distributed			($1,759)		$8,883

See financial notes 43

Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
 Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Laudus MarketMasters Funds offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002. Also, effective November 1, 2004, the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

44

Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: Laudus International MarketMasters Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

 45

Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

46

Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Average daily net assets	Fund	Fund	Fund

First $500 million	0.925%	1.17%	1.290%
Over $500 million	0.92%	1.13%	1.275%
Over $1 billion	0.91%	1.07%	1.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Investor Shares	1.25%	1.55%	1.65%
Select Shares	1.07%	1.37%	1.47%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 47

Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

4.	Purchases and Sales of Investment Securities:

(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

U.S. MarketMasters Fund	$41,795	50,606
Small-Cap MarketMasters Fund	39,255	37,340
International MarketMasters Fund	1,115,560	781,149

5.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a redemption fee of 2.00% on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06-04/30/07)	(11/01/05-10/31/06)

U.S. MarketMasters Fund
Investor Shares	$4	$5
Select Shares	—	—
Small-Cap MarketMasters Fund
Investor Shares	1	3
Select Shares	—	—
International MarketMasters Fund
Investor Shares	30	89
Select Shares	20	47

6.	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

	U.S. MarketMasters	Small-Cap	International
Expire	Fund	MarketMasters Fund	MarketMasters Fund

2010	$20,397	$—	$—
2011	604	—	—

Total	$21,001	$—	$—

48

Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Capital losses utilized	$11,097	—	$25,860

 49

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

50

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

 51

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

52

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 53

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

54

Notes

Notes

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov

The Laudus Fundstm

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

Laudus Rosenberg Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Laudus Rosenberg Long/Short Funds
Laudus Rosenberg U.S. Large/Mid Capitalization
  Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on recycled paper.	MFR13563-10

Schwab Active Equity Funds

Semiannual Report
April 30, 2007

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab Technology Fundtm

The power of Schwab Equity Ratings®.
The convenience and diversification of mutual funds.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000.We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab Premier Equity Fund®

Investor Shares (Ticker Symbol: SWPNX)	8.77%
Select Shares® (Ticker Symbol: SWPSX)	8.91%
Benchmark: S&P 500® Index	8.60%
Fund Category: Morningstar Large-Cap Blend	8.79%

Performance Details	pages 6-7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	9.60%

Benchmark: S&P 500® Index	8.60%
Fund Category: Morningstar Large-Cap Blend	8.79%

Performance Details	pages 8-9

Schwab Dividend Equity Fundtm

Investor Shares (Ticker Symbol: SWDIX)	10.01%
Select Shares® (Ticker Symbol: SWDSX)	10.09%
Benchmark: S&P 500® Index	8.60%
Fund Category: Morningstar Large-Cap Value	9.44%

Performance Details	pages 10-11

Schwab Large-Cap Growth Fundtm

Investor Shares (Ticker Symbol: SWLNX)	8.26%
Select Shares® (Ticker Symbol: SWLSX)	8.33%
Benchmark: Russell 1000 Growth Index	8.42%
Fund Category: Morningstar Large-Cap Growth	7.81%

Performance Details	pages 12-13

Schwab Small-Cap Equity Fundtm

Investor Shares (Ticker Symbol: SWSIX)[1]	7.07%
Select Shares® (Ticker Symbol: SWSCX)	7.15%
Benchmark: S&P SmallCap 600 Index	8.41%
Fund Category: Morningstar Small-Cap Blend	8.85%

Performance Details	pages 14-15

Schwab Hedged Equity Fundtm

Investor Shares (Ticker Symbol: SWHIX)[1]	3.06%
Select Shares® (Ticker Symbol: SWHEX)[1]	3.18%
Benchmark: S&P 500® Index	8.60%
Fund Category: Morningstar Long-Short	4.14%

Performance Details	pages 16-17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	7.08%

Benchmark: S&P 1500 SuperComposite Financials Sector Index	5.40%
Fund Category: Morningstar Financial Services	6.00%

Performance Details	pages 18-19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)[1]	11.08%

Benchmark: S&P 1500 SuperComposite Health Care Sector Index	9.26%
Fund Category: Morningstar Health Care	7.51%

Performance Details	pages 20-21

Schwab Technology Fundtm
(Ticker Symbol: SWTFX)	3.78%

Benchmark: S&P 1500 SuperComposite Technology Sector Index	7.03%
Fund Category: Morningstar Technology	8.26%

Performance Details	pages 22-23

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Active Equity Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab Active Equity Funds for the six-month period ended April 30, 2007. These funds are part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and services that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Active Equity Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Active Equity Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-today co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Premier Equity Fund Investor Shares returned 8.77%, beating its benchmark the S&P 500 Index, which was up 8.60% for the report period. From a size perspective, the fund benefited from overweighting mid-cap stocks relative to its benchmark, as this group outperformed large-cap stocks for the period. Industry group weightings were positive overall; the fund benefited from underweights in Banks and Food and Staples Retailing relative to the benchmark, as well as an overweight in Materials. On the downside, an overweight in Commercial Services and Supplies stocks detracted from performance, as this industry group had negative returns for the period. Additionally, underweights in Energy and Semiconductor and Semiconductor Equipment groups slightly detracted, as they experienced positive returns. Stock selection was slightly negative on whole, as contributions from positions in companies such as MEMC Electronic Materials and Schering-Plough Corporation, were offset by setbacks in Applied Biosystems, Inc., Motorola, Inc., and BEA Systems, Inc. Motorola’s share price declined during the report period, as sales in its cell phone unit division weakened.

As of 4/30/07:
 Statistics

Number of Holdings	103
Weighted Average
Market Cap

($ x 1,000,000)	$37,403

Price/Earnings Ratio (P/E)	17.9

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate[1]	47%

 Sector Weightings % of Investments

Financials	21.9%

Health Care	14.3%

Information Technology	13.0%

Industrials	12.3%

Consumer Discretionary	11.8%

Consumer Staples	8.3%

Energy	6.9%

Materials	5.4%

Utilities	2.9%

Telcommunication Services	2.3%

Other	0.9%

Total	100.0%

 Top Holdings % Net Assets2

Schering-Plough Corp.	1.3%

Allegheny Energy, Inc.	1.3%

Exxon Mobil Corp.	1.3%

CIGNA Corp.	1.2%

Loews Corp.	1.2%
Nationwide Financial Services,

Inc., Class A	1.2%

Merck & Co. Inc.	1.2%

Franklin Resources, Inc.	1.2%

Schlumberger Ltd.	1.2%

Baxter International, Inc.	1.2%

Total	12.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

Schwab Premier Equity Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (3/21/05)	8.77%	11.63%	15.84%
Select Shares (3/21/05)	8.91%	11.86%	15.99%
Benchmark: S&P 500® Index	8.60%	15.24%	13.02%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	12.80%

Fund Expense Ratios3: Investor Shares: 1.18% / Select Shares: 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 7

Schwab Core Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-today co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

The Schwab Core Equity Fund returned 9.60% for the report period, outperforming its benchmark the S&P 500 Index, which returned 8.60%. From a size perspective, the fund benefited from overweighting mid-cap stocks relative to its benchmark, as this group outperformed large-cap stocks for the period. Industry group weightings were positive overall; the fund benefited from an overweight in Capital Goods and Materials, as these groups experienced positive returns during the period. The fund also benefited from an underweight to Banks. Although stock selection was relatively neutral on whole, positions in The Boeing Company, International Business Machines Corporation, and Metlife, Inc contributed to returns. On the downside, an underweight in Utilities and Energy hurt performance, as both of these groups had positive returns for the report period. Positions in Office Depot, Inc., Motorola, Inc., and Applied Biosystems, Inc. slightly detracted from returns.

As of 4/30/07:
 Statistics

Number of Holdings	105
Weighted Average
Market Cap

($ x 1,000,000)	$69,009

Price/Earnings Ratio (P/E)	17.8

Price/Book Ratio (P/B)	3.0

Portfolio Turnover[1]	10%

 Sector Weightings % of Investments

Financials	22.6%

Health Care	17.0%

Information Technology	17.0%

Industrials	13.4%

Consumer Discretionary	10.8%

Energy	5.2%

Consumer Staples	4.8%

Materials	4.7%

Telecommunication Services	1.9%

Utilities	1.7%

Other	0.9%

Total	100.0%

 Top Holdings % Net Assets2

International Business Machines

Corp.	5.1%

The Boeing Co.	5.0%

Pfizer, Inc.	4.7%

Lockheed Martin Corp.	3.7%

Hewlett-Packard Co.	3.7%

Exxon Mobil Corp.	3.6%

JPMorgan Chase & Co.	3.4%

Electronic Data Systems Corp.	3.0%

Franklin Resources, Inc.	3.0%

MetLife, Inc.	3.0%

Total	38.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Core Equity Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Fund: Schwab Core Equity Fundtm (7/1/96)	9.60%	16.91%	10.42%	9.25%	10.41%
Benchmark: S&P 500®Index	8.60%	15.24%	8.54%	8.04%	9.35%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	8.52%

Fund Expense Ratios3: Net 0.75%; Gross 0.81%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Dividend Equity Fund Investor Shares returned 10.01% for the report period, outperforming its benchmark, the S&P 500 Index, which returned 8.60%. The fund is designed to seek current income and capital appreciation by primarily investing in dividend-paying stocks. During the report period, higher-yielding stocks outperformed stocks that paid no dividends, which benefited performance of the fund. A leading contributor to fund performance was its emphasis on mid-cap stocks, as this group outperformed large-cap stocks. Industry group weightings were positive overall; an overweight to Utilities and Materials relative to the fund’s benchmark was additive, as these groups experienced positive returns during the quarter. The fund also benefited from an underweight in Food and Staples Retailing. Stock selection was positive overall; positions in Temple Inland, Inc. and Tesoro Corporation contributed to returns. On the downside, an overweight to Banks and Commercial Services and Supplies hurt performance. Holdings in Motorola, Inc. and Warner Music Group Corporation detracted from returns.

As of 4/30/07:
 Statistics

Number of Holdings	124
Weighted Average
Market Cap

($ x 1,000,000)	$57,421

Price/Earnings Ratio (P/E)	15.9

Price/Book Ratio (P/B)	2.8

Portfolio Turnover[1]	8%

 Sector Weightings % of Investments

Financials	24.3%

Consumer Staples	12.4%

Health Care	10.8%

Industrials	10.8%

Utilities	9.6%

Materials	7.4%

Information Technology	6.5%

Energy	6.1%

Consumer Discretionary	5.6%

Telecommunication Services	5.4%

Other	1.1%

Total	100.0%

 Top Holdings % Net Assets2

AT&T, Inc.	2.5%

Lockheed Martin Corp.	1.6%

Tesoro Corp.	1.4%

Reynolds American, Inc.	1.4%

Newell Rubbermaid, Inc.	1.4%

Merck & Co. Inc.	1.4%

JPMorgan Chase & Co.	1.3%

Raytheon Co.	1.3%

Bank of America Corp.	1.3%

Exxon Mobil Corp.	1.3%

Total	14.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Dividend Equity Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (9/2/03)	10.01%	17.53%	14.80%	16.75%
Select Shares (9/2/03)	10.09%	17.72%	14.99%	16.91%
Benchmark: S&P 500®Index	8.60%	15.24%	12.25%	13.10%
Fund Category: Morningstar Large-Cap Value	9.44%	15.92%	13.98%	15.03%

Fund Expense Ratios3: Investor Shares: 1.05% / Select Shares: 0.90%

 Style Assessment4

 Yields1

SEC Yield
Investor Shares	1.51%
Select Shares	1.66%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Large-Cap Growth Fund Investor Shares returned 8.26%, underperforming its benchmark, the Russell 1000 Growth Index, which returned 8.42% for the report period. From a size perspective, the fund benefited from overweighting mid-cap stocks relative to its benchmark, as this group outperformed large-cap stocks for the period. Industry group weightings were positive on whole; the fund benefited from an overweight in Materials and Health Care Equipment and Services, as well as from an underweight to Food and Staples Retailing, relative to the fund’s benchmark. Positions in Celanese Corporation, The Boeing Company, and Baxter International, Inc. contributed to returns. On the downside, an underweight in Energy and Consumer Services hurt performance, as these groups experienced positive returns for the period. Although the fund held a number of winning securities, the overall net effect of stock selection, was slightly negative. Positions in W.R. Berkley Corporation, Applied Biosystems, Inc., and Intuit, Inc. detracted from returns.

As of 4/30/07:
 Statistics

Number of Holdings	103
Weighted Average
Market Cap

($ x 1,000,000)	$53,216

Price/Earnings Ratio (P/E)	20.3

Price/Book Ratio (P/B)	4.2

Portfolio Turnover[1]	14%

 Sector Weightings % of Investments

Information Technology	24.1%

Health Care	20.6%

Financials	14.1%

Industrials	13.3%

Consumer Discretionary	12.0%

Materials	5.5%

Consumer Staples	4.0%

Utilities	1.4%

Energy	0.9%

Telecommunication Services	0.7%

Other	3.4%

Total	100.0%

 Top Holdings % Net Assets2

International Business Machines

Corp.	5.0%

The Boeing Co.	4.7%

Lockheed Martin Corp.	4.6%

Merck & Co. Inc.	4.2%

Hewlett-Packard Co.	4.2%

Franklin Resources, Inc.	4.0%

Pfizer, Inc.	3.2%

Celanese Corp., Series A	3.1%

Baxter International, Inc.	2.7%

Moody’s Corp.	2.3%

Total	38.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Large-Cap Growth Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (10/3/05)	8.26%	13.81%	12.13%
Select Shares (10/3/05)	8.33%	14.09%	12.33%
Benchmark: Russell 1000 Growth Index	8.42%	12.25%	11.62%
Fund Category: Morningstar Large-Cap Growth	7.81%	8.21%	10.12%

Fund Expense Ratios3: Investor Shares: Net 1.20%; Gross 1.26% / Select Shares: Net 0.99%; Gross 1.11%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Equity Fund Investor Shares returned 7.07% for the period, trailing its benchmark, the S&P Small-Cap 600 Index, which was up 8.41%. Industry group weightings were positive overall; the fund benefited from underweights in Banks and Real Estate, as these groups experienced negative returns. Additionally, the fund benefited from an overweight in Materials, which was the top performing industry group for the period. Top performing stocks included NBTY, Inc. and Sinclair Broadcast Group, Inc. On the whole, stock selection during the period was negative, as the fund failed to own several companies in the benchmark whose share prices benefited from acquisitions, such as WebEx Communications, Inc., Lone Star Technologies, Inc., and First Republic Bank. Furthermore, an underweight in Utility stocks detracted from performance, as this group experienced positive returns. Positions in UT Starcom, Inc. and Credence Systems Corporation detracted from performance.

As of 4/30/07:
 Statistics

Number of Holdings	158
Weighted Average
Market Cap

($ x 1,000,000)	$1,809

Price/Earnings Ratio (P/E)	31.7

Price/Book Ratio (P/B)	2.5

Portfolio Turnover[1]	37%

 Sector Weightings % of Investments

Industrials	22.0%

Consumer Discretionary	19.1%

Information Technology	17.5%

Health Care	11.9%

Financials	11.8%

Materials	9.8%

Energy	3.8%

Consumer Staples	2.9%

Utilities	0.6%

Telecommunication Services	0.2%

Other	0.4%

Total	100.0%

 Top Holdings % Net Assets2

Magellan Health Services,

Inc.	2.7%

EMCOR Group, Inc.	2.7%

Sierra Health Services, Inc.	2.6%
CSG Systems International,

Inc.	2.5%

DeVry, Inc.	2.4%
Sinclair Broadcast Group,

Inc., Class A	2.3%

Teleflex, Inc.	2.3%

Greif, Inc., Class A	2.2%

Payless Shoesource, Inc.	2.0%

Kellwood Co.	1.9%

Total	23.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

Schwab Small-Cap Equity Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (7/1/03)	7.07%[6]	7.37%	18.50%	22.86%
Select Shares (7/1/03)	7.15%	7.51%	18.70%	23.05%
Benchmark: S&P Small-Cap 600 Index	8.41%	7.65%	16.03%	19.36%
Fund Category: Morningstar Small-Cap Growth	8.85%	7.49%	14.81%	18.48%

Fund Expense Ratios3: Investor Shares: 1.29% / Select Shares4: Net 1.12%; Gross 1.14%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[6]	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Hedged Equity Fund Investor Shares returned 3.06% for the report period, underperforming its benchmark, the S&P 500 Index, which was up 8.60%. The fund seeks long-term capital appreciation with lower volatility than that of broad market indices, such as the S&P 500 Index. To pursue this investment objective, the fund establishes long and short positions in equity securities. While short positions are generally used to hedge against volatility, they cannot completely eliminate that risk. On the long side of the portfolio, industry group selection was positive; an overweight in Materials, as well as an underweight to Banks and Food and Staples Retailing relative to the fund’s benchmark contributed to performance. Although the fund held a number of winning securities, the net overall effect of stock selection on the long side of the portfolio was negative, as several stocks in the technology sector suffered setbacks. On the downside, several stocks in the Pharmaceuticals and Hardware groups, such as Applied Biosystems, Inc. and Lexmark International, Inc., slightly detracted from performance. On the short side of the portfolio, management identified several homebuilder stocks whose earnings continued to suffer from the housing market slowdown, negatively impacting their share values, which was additive to fund returns. However, these gains were partially offset, as several names in the Consumer Discretionary sector appreciated.

As of 4/30/07:
 Statistics

Number of Holdings

Long Holdings	128

Short Positions	82
Weighted Average
Market Cap
($ x 1,000,000)

Long Holdings	$28,754

Short Positions	$3,480
Price/Earnings Ratio (P/E)

Long Holdings	22.0

Short Positions	43.6
Price/Book Ratio (P/B)

Long Holdings	3.0

Short Positions	3.0

Portfolio Turnover Rate[1]	34%

 Top Long Holdings % of Net Assets2

Big Lots, Inc.	3.4%

McKesson Corp.	2.9%

EMCOR Group, Inc.	2.3%
Principal Financial Group,

Inc.	2.3%

Payless Shoesource, Inc.	2.2%

Total	13.1%

 Top Short Holdings % of Net Assets2

Hexcel Corp.	1.4%

Equinix, Inc.	1.4%
Energy Conversion Devices,

Inc.	1.3%

Chico’s FAS, Inc.	1.2%
Bucyrus International, Inc.,

Class A	1.2%

Total	6.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized. Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short position, the fund did not intend to hold the position for more than one year.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

Schwab Hedged Equity Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (3/1/05)	3.06%	11.59%	n/a	10.54%
Select Shares (9/3/02)	3.18%	11.85%	13.06%	12.97%
Benchmark: S&P 500® Index	8.60%	15.24%	12.25%	(3/1/05) 12.13%
				(9/3/02) 12.90%
Fund Category: Morningstar Long-Short	4.14%	6.72%	6.52%	(3/1/05) 6.56%
				(9/3/02) 5.51%

Fund Expense Ratios3: Investor Shares: 2.12% / Select Shares4: Net 1.91%; Gross 1.97%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Active Equity Funds 17

Schwab Financial Services Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Financial Services Fund returned 7.08%, outperforming its benchmark, the S&P 1500 SuperComposite Financials Sector Index, which returned 5.40% for the report period. From a size perspective, the fund benefited from overweighting mid-cap stocks relative to its benchmark, as this group outperformed large-cap stocks for the quarter. Industry group selection was positive; an underweight to Banks and Real Estate benefited the fund, as these groups experienced negative returns. Stock selection was positive overall, as the Schwab Equity Ratings identified a number of stocks that performed well during the quarter. Among those top performers were Franklin Resources, Inc., Loews Corporation, and Ameriprise Financial, Inc. On the downside, overweights in Diversified Financials and Insurance hurt performance, as these groups experienced slightly negative returns. Positions in Bank of America Corporation, KeyCorp, and Investment Technology Groups slightly detracted from returns.

As of 4/30/07:
 Statistics

Number of Holdings	43
Weighted Average
Market Cap

($ x 1,000,000)	$42,595

Price/Earnings Ratio (P/E)	13.7

Price/Book Ratio (P/B)	2.2

Portfolio Turnover[1]	31%

 Industry Weightings % of Investments

Diversified Financials	48.7%

Insurance	28.6%

Banks	20.1%

Real Estate	2.1%

Other	0.5%

Total	100.0%

 Top Holdings % Net Assets2

Franklin Resources, Inc.	5.4%

JPMorgan Chase & Co.	5.1%

Ameriprise Financial, Inc.	5.1%
PNC Financial Services Group,

Inc.	4.9%

Moody’s Corp.	4.9%

American Express Co.	4.6%

Commerce Bancshares, Inc.	4.5%

Bank of America Corp.	4.4%

Comerica, Inc.	4.3%

KeyCorp	4.2%

Total	47.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Active Equity Funds

Schwab Financial Services Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Financial Services Fundtm (7/3/00)	7.08%	8.81%	12.75%	11.23%
Benchmark: S&P 1500 SuperComposite Financials Sector Index	5.40%	11.32%	9.81%	9.91%
Fund Category: Morningstar Financial Services	6.00%	9.46%	10.17%	12.27%

Fund Expense Ratio3: 0.98%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Active Equity Funds 19

Schwab Health Care Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Health Care Fund was up 11.08% for the report period, outperforming its benchmark, the S&P 1500 SuperComposite Health Care Sector Index, which returned 9.26%. From a size perspective, the fund benefited from overweighting mid-cap stocks relative to its benchmark, as this group outperformed large-cap stocks for the period. From an industry group standpoint, an overweight to Healthcare Equipment and Services proved beneficial, as this group had positive returns. The fund also benefited from a slight underweight to Pharmaceuticals and Biotechnology relative to the benchmark, as this group had slightly negative returns. Top performing stocks for the quarter included Schering Plough Corporation, Baxter International, Inc., and Cigna Corporation. On the downside, Amgen, Inc., Johnson & Johnson, and Applied Biosystems detracted from performance.

As of 4/30/07:
 Statistics

Number of Holdings	62
Weighted Average
Market Cap

($ x 1,000,000)	$47,164

Price/Earnings Ratio (P/E)	27.2

Price/Book Ratio (P/B)	3.6

Portfolio Turnover[1]	21%

 Industry Weightings % of Investments

Pharmaceuticals & Biotechnology	55.4%

Health Care Equipment & Services	41.9%

Others	2.7%

Total	100.0%

 Top Holdings % Net Assets2

Schering-Plough Corp.	6.3%

Baxter International, Inc.	6.0%

Merck & Co. Inc.	5.4%

Pfizer, Inc.	5.3%

McKesson Corp.	5.0%

Becton Dickinson & Co.	4.6%

Johnson & Johnson	4.5%

King Pharmaceuticals, Inc.	4.0%

CIGNA Corp.	4.0%

Eli Lilly and Co.	3.8%

Total	48.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Active Equity Funds

Schwab Health Care Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Health Care Fundtm (7/3/00)	11.08%	16.17%	14.76%	8.15%
Benchmark: S&P 1500 SuperComposite Health Care Sector Index	9.26%	17.34%	5.44%	2.89%
Fund Category: Morningstar Health Care	7.51%	12.07%	7.71%	3.35%

Fund Expense Ratio3: 0.84%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Active Equity Funds 21

Schwab Technology Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Technology Fund returned 3.78% for the report period, underperforming its benchmark the S&P 1500 SuperComposite Technology Sector, which was up 7.03%. From a size perspective, the fund benefited from an emphasis in small-cap tech stocks, which outperformed their larger counterparts. Industry group selection was slightly positive, as an underweight in Semiconductors and Semiconductor Equipment and an overweight in Software and Services benefited performance. Top performing stocks included Electronic Data Systems Corporation and Cadence Design Systems. Although the fund held a number of winning securities, the overall net effect of stock selection was negative; lower-rated stocks, as measured by Schwab Equity Ratings, outperformed their higher-rated counterparts. Specifically, Motorola, Inc. and Global Payments, Inc. detracted from performance. Global Payments’ share price declined through the period as greater competition hurt margins at the payment processing firm.

As of 4/30/07:
 Statistics

Number of Holdings	57
Weighted Average
Market Cap

($ x 1,000,000)	$64,333

Price/Earnings Ratio (P/E)	29.7

Price/Book Ratio (P/B)	3.6

Portfolio Turnover[1]	41%

 Industry Weightings % of Investments

Software & Services	41.9%

Technology Hardware & Equipment	38.2%
Semiconductors & Semiconductor

Equipment	15.1%

Retailing	2.9%

Other	1.9%

Total	100.0%

 Top Holdings % Net Assets2

Cisco Systems, Inc.	6.9%
International Business Machines

Corp.	6.6%

Hewlett-Packard Co.	6.5%

Microsoft Corp.	6.0%

Electronic Data Systems Corp.	5.0%

BMC Software, Inc.	5.0%

Xerox Corp.	4.8%

Intel Corp.	4.2%

Cadence Design Systems, Inc.	3.8%

Global Payments, Inc.	3.2%

Total	52.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

22 Schwab Active Equity Funds

Schwab Technology Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Technology Fundtm (7/3/00)	3.78%	1.86%	7.41%	-8.41%
Benchmark: S&P 1500 SuperComposite Technology Sector Index	7.03%	9.75%	5.89%	-10.02%
Fund Category: Morningstar Technology	8.26%	4.03%	6.28%	-11.34%

Fund Expense Ratio3: 0.95%

Since the Technology Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Active Equity Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06–4/30/07

Schwab Premier Equity Fundtm
Investor Shares
Actual Return	1.16%	$1,000	$1,087.70	$6.00
Hypothetical 5% Return	1.16%	$1,000	$1,019.04	$5.81
Select Shares®
Actual Return	1.01%	$1,000	$1,089.10	$5.23
Hypothetical 5% Return	1.01%	$1,000	$1,019.79	$5.06

Schwab Core Equity Fundtm
Actual Return	0.75%	$1,000	$1,096.00	$3.90
Hypothetical 5% Return	0.75%	$1,000	$1,021.08	$3.76

Schwab Dividend Equity Fundtm
Investor Shares
Actual Return	1.04%	$1,000	$1,100.10	$5.42
Hypothetical 5% Return	1.04%	$1,000	$1,019.64	$5.21
Select Shares
Actual Return	0.89%	$1,000	$1,100.90	$4.64
Hypothetical 5% Return	0.89%	$1,000	$1,020.38	$4.46

Schwab Large-Cap Growth Fundtm
Investor Shares
Actual Return	1.17%	$1,000	$1,082.60	$6.04
Hypothetical 5% Return	1.17%	$1,000	$1,018.99	$5.86
Select Shares
Actual Return	0.99%	$1,000	$1,083.30	$5.11
Hypothetical 5% Return	0.99%	$1,000	$1,019.89	$4.96

Schwab Small-Cap Equity Fundtm
Investor Shares
Actual Return	1.24%	$1,000	$1,070.10	$6.36
Hypothetical 5% Return	1.24%	$1,000	$1,018.65	$6.21
Select Shares
Actual Return	1.09%	$1,000	$1,071.50	$5.60
Hypothetical 5% Return	1.09%	$1,000	$1,019.39	$5.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

24 Schwab Active Equity Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06–4/30/07

Schwab Hedged Equity Fundtm
Investor Shares
Actual Return	2.29%	$1,000	$1,031.30	$11.53
Hypothetical 5% Return	2.29%	$1,000	$1,013.44	$11.43
Select Shares
Actual Return	2.11%	$1,000	$1,031.80	$10.63
Hypothetical 5% Return	2.11%	$1,000	$1,014.33	$10.54

Schwab Financial Services Focus Fund
Actual Return	0.91%	$1,000	$1,070.80	$4.67
Hypothetical 5% Return	0.91%	$1,000	$1,020.28	$4.56

Schwab Health Care Focus Fund
Actual Return	0.82%	$1,000	$1,110.10	$4.29
Hypothetical 5% Return	0.82%	$1,000	$1,020.73	$4.11

Schwab Technology Focus Fund
Actual Return	0.94%	$1,000	$1,037.80	$4.75
Hypothetical 5% Return	0.94%	$1,000	$1,020.13	$4.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Active Equity Funds 25

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	03/21/05[1]–
Investor Shares	04/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.50		10.70	10.00

Income from investment operations:
Net investment income	0.01		0.01	0.02
Net realized and unrealized gains	1.09		1.83	0.68

Total income from investment operations	1.10		1.84	0.70
Less distributions:
Distributions from net investment income	(0.01)		(0.04)	—

Net asset value at end of period	13.59		12.50	10.70

Total return (%)	8.77	[2]	17.22	7.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.16	[3]	1.17	0.78	[3]
Gross operating expenses	1.16	[3]	1.18	1.23	[3]
Net investment income	0.22	[3]	0.01	0.52	[3]
Portfolio turnover rate	47	[2]	73	33	[2]
Net assets, end of period ($ x 1,000,000)	720		690	364

	11/01/06–		11/01/05–	03/21/05[1]–
Select Shares	04/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	12.51		10.71	10.00

Income from investment operations:
Net investment income	0.03		0.02	0.03
Net realized and unrealized gains	1.08		1.83	0.68

Total income from investment operations	1.11		1.85	0.71
Less distributions:
Distributions from net investment income	(0.02)		(0.05)	—

Net asset value at end of period	13.60		12.51	10.71

Total return (%)	8.91	[2]	17.28	7.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.01	[3]	1.02	0.68	[3]
Gross operating expenses	1.01	[3]	1.03	1.08	[3]
Net investment income	0.36	[3]	0.17	0.63	[3]
Portfolio turnover rate	47	[2]	73	33	[2]
Net assets, end of period ($ x 1,000,000)	1,014		857	481

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

26 See financial notes

Schwab Premier Equity Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.0%		Common Stock	1,430,998	1,717,232
0.9%		Short-Term Investments	15,537	15,537

99.9%		Total Investments	1,446,535	1,732,769
4.3%		Collateral Invested for Securities on Loan	73,772	73,772
(4	.2)%	Other Assets and Liabilities, Net		(72,690)

100.0%		Total Net Assets		1,733,851

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.0% of net assets

Banks 3.3%

Bank of Hawaii Corp. (b)	225,800	11,945
Comerica, Inc. (b)	228,500	14,146
KeyCorp (b)	450,000	16,056
PNC Financial Services Group, Inc. (b)	200,000	14,820

		56,967

Capital Goods 8.3%

Cooper Industries Ltd., Class A	325,000	16,172
ITT Corp. (b)	275,000	17,548
Lockheed Martin Corp. (b)	205,000	19,708
McDermott International, Inc. (b) *	369,700	19,838
Raytheon Co. (b)	370,000	19,810
Teleflex, Inc.	195,000	14,007
The Boeing Co. (b)	210,100	19,539
Thomas & Betts Corp. (b) *	310,000	16,889

		143,511

Commercial Services & Supplies 2.3%

Equifax, Inc. (b)	300,000	11,940
Republic Services, Inc. (b)	450,000	12,569
Waste Management, Inc. (b)	425,000	15,899

		40,408

Consumer Durables & Apparel 2.1%

Hasbro, Inc. (a)	575,000	18,176
Newell Rubbermaid, Inc. (b)	600,000	18,402

		36,578

Diversified Financials 9.2%

American Express Co. (b)	271,200	16,454
AmeriCredit Corp. (a)(b) *	600,000	15,138
Ameriprise Financial, Inc. (b)	311,100	18,501
Bank of America Corp. (b)	325,000	16,542
Franklin Resources, Inc. (b)	160,000	21,010
JPMorgan Chase & Co. (b)	367,500	19,147
Moody’s Corp.	275,000	18,183
Northern Trust Corp. (b)	287,000	18,067
State Street Corp. (b)	250,000	17,217

		160,259

Energy 6.9%

Cameron International Corp. (b) *	183,200	11,829
Chevron Corp. (b)	220,400	17,145
Exxon Mobil Corp. (b)	280,100	22,234
Marathon Oil Corp.	150,000	15,233
Parker Drilling Co. *	475,000	5,159
Schlumberger Ltd. (b)	283,400	20,923
SEACOR Holdings, Inc. (a)(b) *	192,700	18,360
USEC, Inc. (a) *	450,000	9,077

		119,960

Food, Beverage & Tobacco 6.2%

ConAgra Foods, Inc. (b)	725,000	17,820
General Mills, Inc. (b)	340,000	20,366
H.J. Heinz Co. (b)	383,400	18,062
Reynolds American, Inc. (a)	250,000	16,065
Sara Lee Corp. (b)	1,000,000	16,410
The Coca-Cola Co. (b)	363,800	18,987

		107,710

Health Care Equipment & Services 7.8%

Aetna, Inc. (b)	365,520	17,136
AmerisourceBergen Corp. (b)	367,900	18,391
Baxter International, Inc.	366,700	20,766
Becton Dickinson & Co. (b)	259,900	20,452
CIGNA Corp. (b)	138,000	21,471
McKesson Corp. (b)	344,500	20,267
WellPoint, Inc. (b) *	200,000	15,794

		134,277

Household & Personal Products 2.1%

The Clorox Co. (b)	285,000	19,118
The Estee Lauder Cos., Inc., Class A (a)	340,000	17,483

		36,601

Insurance 9.3%

Hanover Insurance Group, Inc. (b)	260,000	11,950
Loews Corp. (b)	448,000	21,199
MetLife, Inc. (b)	300,000	19,710
Nationwide Financial Services, Inc., Class A (b)	370,000	21,138
Principal Financial Group, Inc. (b)	305,000	19,364

See financial notes 27

Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Prudential Financial, Inc. (b)	198,700	18,876
The Chubb Corp. (b)	325,000	17,495
The Hartford Financial Services Group, Inc. (b)	174,000	17,609
W. R. Berkley Corp. (b)	450,000	14,621

		161,962

Materials 5.3%

Albemarle Corp.	420,000	17,829
Ashland, Inc.	220,000	13,189
International Paper Co. (a)	325,000	12,259
Nucor Corp. (b)	311,000	19,736
Pactiv Corp. *	400,000	13,832
Sigma-Aldrich Corp. (a)	375,000	15,780

		92,625

Media 4.7%

EchoStar Communications Corp., Class A *	300,000	13,959
Omnicom Group, Inc. (b)	160,000	16,754
The McGraw-Hill Cos., Inc. (b)	250,000	16,382
The Walt Disney Co. (b)	500,000	17,490
Viacom, Inc., Class B *	425,000	17,531

		82,116

Pharmaceuticals & Biotechnology 6.6%

Applied Biosystems Group - Applera Corp. (b)	500,000	15,620
Biogen Idec, Inc. (b) *	355,000	16,760
King Pharmaceuticals, Inc. (b) *	900,000	18,405
Merck & Co. Inc. (b)	410,000	21,090
Pfizer, Inc. (b)	725,000	19,183
Schering-Plough Corp. (b)	720,000	22,846

		113,904

Retailing 5.0%

Expedia, Inc. (b) *	800,000	18,896
Federated Department Stores, Inc.	350,000	15,372
J.C. Penney Co., Inc. (b)	215,000	17,004
Nordstrom, Inc.	330,000	18,124
Payless Shoesource, Inc. (b) *	537,800	17,156

		86,552

Semiconductors & Semiconductor Equipment 1.0%

MEMC Electronic Materials, Inc. (b) *	325,000	17,836

Software & Services 5.4%

BEA Systems, Inc. (b) *	550,000	6,485
BMC Software, Inc. (b) *	550,000	17,803
Electronic Data Systems Corp.	680,600	19,901
Global Payments, Inc. (b)	380,000	14,432
Sybase, Inc. (b) *	649,700	15,716
Synopsys, Inc. (b) *	700,000	19,362

		93,699

Technology Hardware & Equipment 6.6%

Cisco Systems, Inc. *	600,000	16,044
Harris Corp. (b)	270,000	13,865
Hewlett-Packard Co. (b)	440,000	18,542
International Business Machines Corp. (b)	190,000	19,420
National Instruments Corp. (b)	420,000	11,701
NCR Corp. (b) *	375,000	18,900
Network Appliance, Inc. *	425,000	15,814

		114,286

Telecommunication Services 2.3%

CenturyTel, Inc. (b)	440,000	20,262
Qwest Communications International, Inc. (a)(b) *	2,100,000	18,648

		38,910

Transportation 1.7%

AMR Corp. (a) *	535,000	13,958
FedEx Corp. (b)	140,000	14,762

		28,720

Utilities 2.9%

Allegheny Energy, Inc. *	420,000	22,453
ONEOK, Inc.	200,000	9,682
PG&E Corp.	360,000	18,216

		50,351

Total Common Stock (Cost $1,430,998)		1,717,232

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Repurchase Agreement 0.9%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $14,804 (fully collateralized by Federal National Mortgage Association with a value of $15,335).
	14,802	14,802

28 See financial notes

Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
5.05%, 06/14/07	740	735

Total Short-Term Investments (Cost $15,537)		15,537

End of Investments.

Collateral Invested for Securities on Loan 4.3% of net assets

State Street Navigator Security Lending Prime Portfolio	73,772,384	73,772

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $1,446,535 and the unrealized appreciation and depreciation were $294,685 and ($8,451), respectively, with a net appreciation of $286,234.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	140	10,419	496

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes 29

Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $72,130 (cost $1,446,535)		$1,732,769
Collateral invested for securities on loan		73,772
Receivables:
Investments sold		40,634
Fund shares sold		2,458
Dividends		804
Income from securities on loan		5
Interest	+	2

Total assets		1,850,444

Liabilities
Collateral for securities on loan		73,772
Payables:
Investments bought		40,712
Investment adviser and administrator fees		129
Transfer agent and shareholder services fees		24
Fund shares sold		1,814
Due to brokers for futures		95
Accrued expenses	+	47

Total liabilities		116,593

Net Assets
Total assets		1,850,444
Total liabilities	−	116,593

Net assets		$1,733,851
Net Assets by Source
Capital received from investors		1,386,180
Net investment income not yet distributed		459
Net realized capital gains		60,482
Net unrealized capital gains		286,730

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$719,779		52,982		$13.59
Select Shares	$1,014,072		$74,589		$13.60

30 See financial notes

Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$10,756
Interest		447
Securities on loan	+	14

Total Investment Income		11,217

Net Realized Gains and Losses
Net realized gains on investments		61,064
Net realized losses on futures contracts	+	(10)

Net realized gains		61,054

Net Unrealized Gains and Losses
Net unrealized gains on investments		74,185
Net unrealized gains on futures contracts	+	496

Net unrealized gains		74,681

Expenses
Investment adviser and administrator fees		7,184
Transfer agent and shareholder service fees:
Investor Shares		877
Select Shares		463
Shareholder reports		81
Registration fees		55
Portfolio accounting fees		31
Professional fees		21
Custodian fees		20
Trustees’ fees		7
Overdraft expense		6
Other expenses	+	10

Total expenses		8,755

Increase in Net Assets from Operations
Total investment income		11,217
Net expenses	−	8,755

Net investment income		2,462
Net realized gains		61,054
Net unrealized gains	+	74,681

Increase in net assets from operations		$138,197

See financial notes 31

Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$2,462	$1,277
Net realized gains or losses		61,054	(26)
Net unrealized gains	+	74,681	172,611

Increase in net assets from operations		138,197	173,862

Distributions Paid

Distributions from net investment income
Investor Shares		334	1,487
Select Shares	+	1,669	2,289

Total distributions from net investment income		$2,003	$3,776

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,967	$51,716	33,411	$393,500
Select Shares	+	13,051	170,455	41,099	485,841

Total shares sold		17,018	$222,171	74,510	$879,341

Shares Reinvested
Investor Shares		24	$306	118	$1,352
Select Shares	+	104	1,352	172	1,981

Total shares reinvested		128	$1,658	290	$3,333

Shares Redeemed
Investor Shares		(6,222)	($81,220)	(12,348)	($145,311)
Select Shares	+	(7,030)	(91,579)	(17,727)	(205,961)

Total shares redeemed		(13,252)	($172,799)	(30,075)	($351,272)

Net transactions in fund shares		3,894	$51,030	44,725	$531,402

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		123,678	$1,546,627	78,953	$845,139
Total increase	+	3,894	187,224	44,725	701,488

End of period		127,572	$1,733,851	123,678	$1,546,627

Net investment income not yet distributed			$459		$-

32 See financial notes

Schwab Core Equity Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)[1]

Net asset value at beginning of period	18.40		15.81	13.81	12.71	10.89	12.53

Income or loss from investment operations:
Net investment income	0.08		0.10	0.13	0.12	0.10	0.08
Net realized and unrealized gains or losses	1.66		2.58	2.03	1.09	1.79	(1.64)

Total income or loss from investment operations	1.74		2.68	2.16	1.21	1.89	(1.56)
Less distributions:
Distributions from net investment income	(0.10)		(0.09)	(0.16)	(0.11)	(0.07)	(0.08)
Distributions from net realized gains	(0.32)		—	—	—	—	—

Total distributions	(0.42)		(0.09)	(0.16)	(0.11)	(0.07)	(0.08)

Net asset value at end of period	19.72		18.40	15.81	13.81	12.71	10.89

Total return (%)	9.60	[2]	17.02	15.74	9.57	17.54	(12.58)

Ratios/Supplemental Data (%)[1]

Ratios to average net assets:
Net operating expenses	0.75	[3]	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.78	[3]	0.81	0.85	0.88	0.88	0.91
Net investment income	0.97	[3]	0.63	0.93	0.89	0.94	0.63
Portfolio turnover rate	10	[2]	42	48	86	73	114
Net assets, end of period ($ x 1,000,000)	1,760		1,125	547	263	237	179

*	Unaudited.

[1]	Prior to June 1, 2002, the fund’s day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.
[2]	Not annualized.
[3]	Annualized.

See financial notes 33

Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.8%		Common Stock	1,457,234	1,737,522
0.8%		Short-Term Investments	14,674	14,674

99.6%		Total Investments	1,471,908	1,752,196
5.0%		Collateral Invested for Securities on Loan	87,677	87,677
(4	.6)%	Other Assets and Liabilities, Net		(80,090)

100.0%		Total Net Assets		1,759,783

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.2%

The Goodyear Tire & Rubber Co. (b) *	130,000	4,324

Banks 1.1%

Comerica, Inc. (b)	172,500	10,679
KeyCorp (b)	235,200	8,392

		19,071

Capital Goods 12.6%

Emerson Electric Co. (a)	177,600	8,345
Foster Wheeler Ltd. *	25,000	1,721
General Dynamics Corp.	49,400	3,878
Lockheed Martin Corp. (a)	682,400	65,606
Northrop Grumman Corp.	33,200	2,445
Raytheon Co. (a)	977,900	52,357
The Boeing Co. (a)	940,600	87,476

		221,828

Commercial Services & Supplies 0.2%

Equifax, Inc.	70,000	2,786

Consumer Durables & Apparel 1.9%

Hasbro, Inc.	481,700	15,227
Newell Rubbermaid, Inc.	493,900	15,148
Nike, Inc., Class B (b)	55,800	3,005

		33,380

Consumer Services 0.5%

Service Corp. International	664,000	8,068

Diversified Financials 11.7%

American Express Co. (a)	552,000	33,490
AmeriCredit Corp. (b) *	87,000	2,195
Ameriprise Financial, Inc.	431,400	25,655
Federated Investors, Inc., Class B	107,500	4,102
Franklin Resources, Inc. (b)	403,100	52,931
JPMorgan Chase & Co.	1,159,100	60,389
Mellon Financial Corp.	524,800	22,530
Moody’s Corp. (a)	44,800	2,962
Northern Trust Corp. (a)	17,500	1,102

		205,356

Energy 5.2%

Exxon Mobil Corp. (a)	807,400	64,091
Holly Corp.	147,000	9,349
National-Oilwell Varco, Inc. *	50,000	4,243
Tesoro Corp. (b)	114,300	13,853

		91,536

Food & Staples Retailing 0.2%

The Kroger Co.	150,000	4,427

Food, Beverage & Tobacco 4.5%

ConAgra Foods, Inc.	793,100	19,494
General Mills, Inc.	427,500	25,607
Reynolds American, Inc. (b)	97,600	6,272
The Coca-Cola Co. (a)	540,500	28,209

		79,582

Health Care Equipment & Services 6.4%

Aetna, Inc. (a)	422,800	19,821
AmerisourceBergen Corp.	272,800	13,637
Baxter International, Inc.	212,500	12,034
Becton Dickinson & Co.	122,300	9,624
CIGNA Corp. (b)	108,200	16,835
Humana, Inc. *	69,200	4,376
McKesson Corp. (b)	452,600	26,626
WellPoint, Inc. *	116,700	9,216

		112,169

Insurance 9.8%

American Financial Group, Inc. (b)	54,000	1,905
Genworth Financial, Inc., Class A	105,600	3,853
Lincoln National Corp.	214,500	15,262
Loews Corp. (b)	266,700	12,620
MetLife, Inc. (a)	802,700	52,737
Nationwide Financial Services, Inc., Class A (a)(b)	60,000	3,428
Principal Financial Group, Inc.	460,600	29,243
Prudential Financial, Inc.	187,300	17,794
The Chubb Corp.	151,800	8,171

34 See financial notes

Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

The Hartford Financial Services Group, Inc.	100,500	10,171
The Travelers Cos., Inc.	212,500	11,496
W. R. Berkley Corp.	160,700	5,221

		171,901

Materials 4.7%

Albemarle Corp.	104,000	4,415
Celanese Corp., Class A	305,500	10,133
Freeport-McMoRan Copper & Gold, Inc., Class B	29,480	1,980
International Paper Co. (b)	325,000	12,259
Monsanto Co.	34,400	2,029
Nucor Corp.	200,000	12,692
Pactiv Corp. *	251,000	8,679
Sonoco Products Co.	368,500	15,713
Temple-Inland, Inc.	63,700	3,774
The Lubrizol Corp.	187,100	11,215

		82,889

Media 5.3%

CBS Corp., Class B (b)	926,000	29,419
Omnicom Group, Inc.	230,000	24,083
The McGraw-Hill Cos., Inc.	275,000	18,021
The Walt Disney Co.	610,400	21,352

		92,875

Pharmaceuticals & Biotechnology 10.6%

Applied Biosystems Group - Applera Corp. (a)(b)	550,000	17,182
Biogen Idec, Inc. *	138,800	6,553
King Pharmaceuticals, Inc. (a) *	630,000	12,883
Merck & Co. Inc.	884,200	45,483
Pfizer, Inc.	3,133,400	82,910
Schering-Plough Corp. (b)	666,500	21,148

		186,159

Retailing 2.9%

American Eagle Outfitters, Inc.	247,500	7,294
Expedia, Inc. *	150,600	3,557
J.C. Penney Co., Inc.	222,500	17,598
Nordstrom, Inc.	209,000	11,478
Sears Holdings Corp. *	58,700	11,206

		51,133

Semiconductors & Semiconductor Equipment 0.2%

KLA-Tencor Corp. (b)	60,000	3,333

Software & Services 6.7%

BMC Software, Inc. (a) *	457,600	14,812
Cadence Design Systems, Inc. *	600,000	13,320
Electronic Data Systems Corp. (a)	1,826,200	53,398
Global Payments, Inc.	211,000	8,014
McAfee, Inc. *	150,500	4,890
Sybase, Inc. (a) *	62,200	1,505
Synopsys, Inc. (a) *	502,800	13,907
Total System Services, Inc. (b)	256,800	7,976

		117,822

Technology Hardware & Equipment 10.0%

Avaya, Inc. *	349,400	4,514
Hewlett-Packard Co. (a)	1,541,400	64,955
International Business Machines Corp. (a)(b)	882,800	90,231
NCR Corp. *	126,000	6,350
Xerox Corp. (a)(b) *	546,700	10,114

		176,164

Telecommunication Services 1.9%

AT&T, Inc.	157,421	6,095
Citizens Communications Co.	1,274,100	19,838
Qwest Communications International, Inc. (b) *	591,600	5,253
Verizon Communications, Inc.	56,300	2,150

		33,336

Transportation 0.6%

AMR Corp. (b) *	172,000	4,487
Continental Airlines, Inc., Class B (b) *	169,300	6,190

		10,677

Utilities 1.6%

Edison International (a)	195,600	10,240
FirstEnergy Corp.	100,000	6,844
PG&E Corp.	57,000	2,884
The AES Corp. *	170,400	3,747
TXU Corp.	76,100	4,991

		28,706

Total Common Stock (Cost $1,457,234)		1,737,522

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.8% of net assets

Repurchase Agreement 0.8%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $14,164 (fully collateralized by Federal Home Loan Bank with a value of $14,450.)
	14,162	14,162

See financial notes 35

Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
5.05%, 06/14/07	515	512

Total Short-Term Investments (Cost $14,674)		14,674

End of Investments.

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Navigator Security Lending Prime Portfolio	87,677,159	87,677

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $1,471,908, and the unrealized appreciation and depreciation were $286,697 and ($6,409), respectively, with a net unrealized appreciation of $280,288.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/16/07	150	11,163	531

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

36 See financial notes

Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $85,599 (cost $1,471,908)		$1,752,196
Collateral invested for securities on loan		87,677
Receivables:
Fund shares sold		7,781
Dividends		1,189
Income from securities on loan		6
Interest		2
Prepaid expenses	+	2

Total assets		1,848,853

Liabilities
Collateral invested for securities on loan		87,677
Payables:
Investment adviser and administrator fees		71
Transfer agent and shareholder services fees		37
Fund shares redeemed		1,183
Due to brokers for futures	+	102

Total liabilities		89,070

Net Assets
Total assets		1,848,853
Total liabilities	−	89,070

Net assets		$1,759,783
Net Assets by Source
Capital received from investors		1,475,298
Net investment income not yet distributed		3,656
Net realized capital gains		10
Net unrealized capital gains		280,819

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,759,783		89,226		$19.72

See financial notes 37

Schwab Core Equity Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$11,517
Interest		604
Securities on loan	+	14

Total Investment Income		12,135

Net Realized Gains and Losses
Net realized gains on investments		20
Net realized gains on futures contracts	+	140

Net realized gains		160

Net Unrealized Gains and Losses
Net unrealized gains on investments		126,125
Net unrealized gains on futures contracts	+	381

Net unrealized gains		126,506

Expenses
Investment adviser and administrator fees		3,578
Transfer agent and shareholder service fees		1,762
Registration fees		72
Shareholder reports		39
Portfolio accounting fees		28
Professional fees		15
Custodian fees		11
Trustees’ fees		6
Overdraft expense		1
Other expenses	+	7

Total expenses		5,519
Expense reduction by adviser and Schwab	−	232
Custody Credits	−	1

Net expenses		5,286

Increase in Net Assets from Operations
Total investment income		12,135
Net expenses	−	5,286

Net investment income		6,849
Net realized gains		160
Net unrealized gains	+	126,506

Increase in net assets from operations		$133,515

38 See financial notes

Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$6,849	$5,145
Net realized gains		160	25,186
Net unrealized gains	+	126,506	96,306

Increase in net assets from operations		133,515	126,637

Distributions Paid
Distributions from net investment income		7,073	3,509
Distributions from net realized gains	+	21,463	—

Total distributions		$28,536	$3,509

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		32,233	$608,542	34,999	$599,052
Shares Reinvested		1,237	23,020	182	3,034
Shares Redeemed	+	(5,401)	(102,065)	(8,614)	(146,741)

Net transactions in fund shares		28,069	$529,497	26,567	$455,345

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,157	$1,125,307	34,590	$546,834
Total increase	+	28,069	634,476	26,567	578,473

End of period		89,226	$1,759,783	61,157	$1,125,307

Net investment income not yet distributed			$3,656		$3,880

See financial notes 39

Schwab Dividend Equity Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	09/02/03[1]–
Investor Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	14.61		12.80	12.06	10.60	10.00

Income from investment operations:
Net investment income	0.13		0.24	0.26	0.29	0.05
Net realized and unrealized gains	1.31		1.97	0.93	1.49	0.55

Total income from investment operations	1.44		2.21	1.19	1.78	0.60
Less distributions:
Distributions from net investment income	(0.12)		(0.24)	(0.26)	(0.32)	—
Distributions from net realized gains	(0.31)		(0.16)	(0.19)	—	—

Total distributions	(0.43)		(0.40)	(0.45)	(0.32)	—

Net asset value at end of period	15.62		14.61	12.80	12.06	10.60

Total return (%)	10.01	[2]	17.63	9.98	17.00	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04	[3]	1.05	1.07	0.65	—
Gross operating expenses	1.04	[3]	1.05	1.09	1.19	1.34	[3]
Net investment income	1.82	[3]	1.78	2.17	2.71	3.41	[3]
Portfolio turnover rate	8	[2]	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	793		624	528	267	94

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	09/02/03[2]–
Select Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	14.60		12.80	12.06	10.60	10.00

Income from investment operations:
Net investment income	0.14		0.26	0.28	0.31	0.05
Net realized and unrealized gains	1.31		1.98	0.93	1.48	0.55

Total income from investment operations	1.45		2.24	1.21	1.79	0.60
Less distributions:
Distributions from net investment income	(0.15)		(0.28)	(0.28)	(0.33)	—
Distributions from net realized gains	(0.31)		(0.16)	(0.19)	—	—

Total distributions	(0.46)		(0.44)	(0.47)	(0.33)	—

Net asset value at end of period	15.59		14.60	12.80	12.06	10.60

Total return (%)	10.09	[2]	17.86	10.17	17.07	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3]	0.90	0.92	0.54	—
Gross operating expenses	0.89	[3]	0.90	0.94	1.04	1.19	[3]
Net investment income	1.95	[3]	1.92	2.32	2.83	3.41	[3]
Portfolio turnover rate	8	[2]	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	1,153		729	509	252	111

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

40 See financial notes

Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,591,495	1,929,651
1.2%		Short-Term Investments	22,401	22,401

100.3%		Total Investments	1,613,896	1,952,052
(0	.3)%	Other Assets and Liabilities, Net		(5,741)

100.0%		Total Net Assets		1,946,311

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.1% of net assets

Banks 9.3%

BB&T Corp.	125,300	5,215
Comerica, Inc.	331,700	20,536
First Horizon National Corp.	250,000	9,803
Huntington Bancshares, Inc.	384,000	8,517
KeyCorp	492,500	17,572
National City Corp.	384,800	14,064
PNC Financial Services Group, Inc. (a)	263,400	19,518
Regions Financial Corp.	556,571	19,530
SunTrust Banks, Inc.	225,887	19,069
TCF Financial Corp.	415,300	11,246
U.S. Bancorp (a)	449,300	15,434
Wachovia Corp.	305,700	16,979
Washington Mutual, Inc.	107,500	4,513

		181,996

Capital Goods 8.0%

Cooper Industries Ltd., Class A	220,000	10,947
Eaton Corp.	210,000	18,734
Emerson Electric Co.	423,600	19,905
Harsco Corp.	174,400	8,895
Lockheed Martin Corp.	324,000	31,149
Northrop Grumman Corp.	265,400	19,544
Raytheon Co.	487,100	26,079
The Boeing Co. (a)	225,000	20,925

		156,178

Commercial Services & Supplies 2.8%

Avery Dennison Corp.	265,000	16,483
R.R. Donnelley & Sons Co.	335,000	13,467
Republic Services, Inc.	240,000	6,703
Waste Management, Inc.	465,000	17,396

		54,049

Consumer Durables & Apparel 3.0%

Hasbro, Inc.	375,000	11,854
Mattel, Inc.	740,000	20,942
Newell Rubbermaid, Inc.	862,600	26,456

		59,252

Consumer Services 0.3%

The ServiceMaster Co.	400,000	6,156

Diversified Financials 7.1%

American Express Co.	275,000	16,684
Bank of America Corp. (a)	500,400	25,470
Citigroup, Inc.	385,000	20,644
Fifth Third Bancorp	300,000	12,177
JPMorgan Chase & Co. (a)	500,584	26,081
Mellon Financial Corp.	478,900	20,559
The Bank of New York Co., Inc.	425,000	17,204

		138,819

Energy 6.1%

Boardwalk Pipeline Partners LP	191,500	7,007
Chevron Corp.	325,000	25,282
Exxon Mobil Corp.	320,800	25,465
Marathon Oil Corp.	138,000	14,014
Occidental Petroleum Corp.	160,000	8,112
Schlumberger Ltd.	153,400	11,325
Tesoro Corp.	230,000	27,876

		119,081

Food & Staples Retailing 0.7%

The Kroger Co.	450,000	13,280

Food, Beverage & Tobacco 9.1%

Altria Group, Inc.	210,000	14,473
Anheuser-Busch Cos., Inc.	400,000	19,676
ConAgra Foods, Inc.	400,000	9,832
General Mills, Inc.	320,000	19,168
H.J. Heinz Co.	385,000	18,137
Kellogg Co. (a)	290,000	15,344
Loews Corp. - Carolina Group	230,000	17,602
Reynolds American, Inc. (a)	426,400	27,401
The Coca-Cola Co.	336,000	17,536
UST, Inc. (a)	300,500	17,032

		176,201

Health Care Equipment & Services 3.2%

AmerisourceBergen Corp.	150,000	7,499
Baxter International, Inc.	300,000	16,989
Becton Dickinson & Co.	254,000	19,987
McKesson Corp.	310,000	18,237

		62,712

See financial notes 41

Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Household & Personal Products 2.7%

Colgate-Palmolive Co.	235,000	15,919
Kimberly-Clark Corp.	335,000	23,842
The Procter & Gamble Co.	203,950	13,116

		52,877

Insurance 7.9%

AON Corp. (a)	396,250	15,355
Fidelity National Financial, Inc., Class A	162,398	4,140
First American Corp.	267,500	13,776
HCC Insurance Holdings, Inc.	350,000	10,731
Lincoln National Corp.	300,000	21,345
Principal Financial Group, Inc.	215,000	13,650
SAFECO Corp.	201,400	13,441
The Allstate Corp.	363,200	22,635
The Chubb Corp.	351,000	18,894
The Travelers Cos., Inc. (a)	308,000	16,663
W. R. Berkley Corp.	82,500	2,680

		153,310

Materials 7.4%

E.I. du Pont de Nemours & Co.	335,000	16,472
Eastman Chemical Co.	205,000	13,878
International Paper Co.	500,000	18,860
Lyondell Chemical Co.	300,000	9,336
Nucor Corp.	200,000	12,692
PPG Industries, Inc.	145,500	10,706
Rohm & Haas Co.	284,000	14,532
Sonoco Products Co.	330,000	14,071
Temple-Inland, Inc.	338,300	20,041
The Dow Chemical Co.	62,800	2,802
The Lubrizol Corp.	175,000	10,490

		143,880

Media 1.7%

CBS Corp., Class B	425,000	13,503
Regal Entertainment Group, Class A	275,000	5,981
The McGraw-Hill Cos., Inc.	200,000	13,106

		32,590

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	355,000	20,100
Bristol-Myers Squibb Co.	475,000	13,708
Eli Lilly and Co.	394,000	23,297
Johnson & Johnson	312,000	20,037
Merck & Co. Inc.	510,000	26,234
PerkinElmer, Inc.	270,500	6,546
Pfizer, Inc.	850,000	22,491
Schering-Plough Corp.	360,000	11,423
Wyeth	95,000	5,273

		149,109

Retailing 0.6%

Genuine Parts Co.	96,000	4,743
Nordstrom, Inc.	125,000	6,865

		11,608

Semiconductors & Semiconductor Equipment 1.6%

Applied Materials, Inc.	800,000	15,376
Intel Corp.	500,000	10,750
Xilinx, Inc.	191,600	5,648

		31,774

Software & Services 2.4%

Electronic Data Systems Corp.	608,000	17,778
FactSet Research Systems, Inc.	50,900	3,131
Microsoft Corp.	650,000	19,461
Paychex, Inc.	181,300	6,726

		47,096

Technology Hardware & Equipment 2.5%

Harris Corp.	180,000	9,243
Hewlett-Packard Co.	490,000	20,648
International Business Machines Corp.	180,000	18,398

		48,289

Telecommunication Services 5.4%

ALLTEL Corp. (a)	184,800	11,585
AT&T, Inc.	1,253,407	48,532
Citizens Communications Co.	1,080,000	16,816
Embarq Corp.	175,000	10,507
Verizon Communications, Inc.	452,300	17,269

		104,709

Utilities 9.6%

Alliant Energy Corp.	455,000	19,929
American Electric Power Co., Inc.	451,000	22,649
DTE Energy Co.	275,000	13,912
Edison International	441,000	23,086
FirstEnergy Corp.	364,100	24,919
Northeast Utilities	300,000	9,651
PG&E Corp.	435,000	22,011
Progress Energy, Inc.	300,000	15,165
TECO Energy, Inc.	600,000	10,770
TXU Corp.	375,000	24,593

		186,685

Total Common Stock (Cost $1,591,495)		1,929,651

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.2% of net assets

Commercial Paper & Other Obligations 1.1%

Bank of America, London Time Deposit
5.03%, 05/01/07	21,804	21,804

42 See financial notes

Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
5.05%, 06/14/07	600	597

Total Short-Term Investment (Cost $22,401)		22,401

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $1,613,896, and the unrealized apprecation and depreciation were $344,142 and ($5,986), respectively, with a net unrealized appreciation of $338,156.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	150	11,163	531

(a)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes 43

Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,613,896)		$1,952,052
Receivables:
Fund shares sold		8,095
Dividends		2,725
Interest		3
Prepaid expenses	+	15

Total assets		1,962,890

Liabilities
Payables:
Investments bought		14,316
Investment adviser and administrator fees		127
Transfer agent and shareholder services fees		27
Fund shares redeemed		2,007
Due to brokers for futures	+	102

Total liabilities		16,579

Net Assets
Total assets		1,962,890
Total liabilities	−	16,579

Net assets		$1,946,311
Net Assets by Source
Capital received from investors		1,597,489
Net investment income not yet distributed		1,506
Net realized capital gains		8,629
Net unrealized capital gains		338,687

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$793,068		50,761		$15.62
Select Shares	$1,153,243		73,986		$15.59

44 See financial notes

Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$22,050
Interest	+	787

Total Investment Income		22,837

Net Realized Gains and Losses
Net realized gains on investments		9,309
Net realized gains on futures contracts	+	441

Net realized gains		9,750

Net Unrealized Gains and Losses
Net unrealized gains on investments		132,350
Net unrealized gains on futures contracts	+	282

Net unrealized gains		132,632

Expenses
Investment adviser and administrator fees		6,157
Transfer agent and shareholder service fees:
Investor Shares		866
Select Shares		456
Registration fees		68
Portfolio accounting fees		29
Shareholder reports		29
Professional fees		19
Custodian fees		14
Trustees’ fees		6
Other expenses	+	8

Total expenses		7,652

Increase in Net Assets from Operations
Total investment income		22,837
Net expenses	−	7,652

Net investment income		15,185
Net realized gains		9,750
Net unrealized gains	+	132,632

Increase in net assets from operations		$157,567

See financial notes 45

Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-4/30/07	11/1/05-10/31/06
Net investment income		$15,185	$20,642
Net realized gains		9,750	28,998
Net unrealized gains	+	132,632	134,928

Increase in net assets from operations		157,567	184,568

Distributions Paid

Distributions from net investment income
Investor Shares		5,663	9,859
Select Shares	+	9,259	11,451

Total distributions from net investment income		14,922	21,310

Distributions from net realized gains
Investor Shares		13,513	6,743
Select Shares	+	16,664	6,563

Total distributions from net realized gains		30,177	13,306

Total distributions		$45,099	$34,616

Transactions in Fund Shares

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		13,001	$195,295	14,325	$196,579
Select Shares	+	27,186	407,240	19,222	265,952

Total shares sold		40,187	$602,535	33,547	$462,531

Shares Reinvested
Investor Shares		1,083	$16,016	1,006	$13,421
Select Shares	+	1,150	16,964	972	12,969

Total shares reinvested		2,233	$32,980	1,978	$26,390

Shares Redeemed
Investor Shares		(6,028)	($90,386)	(13,861)	($187,504)
Select Shares	+	(4,267)	(64,001)	(10,090)	(135,743)

Total shares redeemed		(10,295)	($154,387)	(23,951)	($323,247)

Net transactions in fund shares		32,125	$481,128	11,574	$165,674

Shares Outstanding and Net Assets

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		92,622	$1,352,715	81,048	$1,037,089
Total increase	+	32,125	593,596	11,574	315,626

End of period		124,747	$1,946,311	92,622	$1,352,715

Net investment income not yet distributed			$1,506		$1,243

46 See financial notes

Schwab Large-Cap Growth Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	10/03/05[1]–
Investor Shares	04/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.07		9.73	10.00

Income or loss from investment operations:
Net investment income or loss	0.01		0.01	(0.00)[2]
Net realized and unrealized gains or losses	0.90		1.33	(0.27)

Total income or loss from investment operations	0.91		1.34	(0.27)
Less distributions:
Distritubions from net investment income	(0.01)		(0.00)[2]	—

Net asset value at end of period	11.97		11.07	9.73

Total return (%)	8.26	[3]	13.80	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.17	[4]	1.20	1.20 [4]
Gross operating expenses	1.17	[4]	1.26	1.71 [4]
Net investment income or loss	0.4	[4]	0.09	(0.61)[4]
Portfolio turnover rate	14	[3]	53	4 [3]
Net assets, end of period ($ x 1,000,000)	98		70	25

	11/01/06–		11/01/05–	10/03/05[1]–
Select Shares	04/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.09		9.73	10.00

Income or loss from investment operations:
Net investment income or loss	0.03		0.02	(0.00)[2]
Net realized and unrealized gains or losses	0.89		1.35	(0.27)

Total income or loss from investment operations	0.92		1.37	(0.27)
Less distributions:
Distributions from net investment income	(0.03)		(0.01)	—

Net asset value at end of period	11.98		11.09	9.73

Total return (%)	8.33	[3]	14.04	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[4]	0.99	0.99 [4]
Gross operating expenses	1.03	[3]	1.12	1.56 [4]
Net investment income or loss	0.48	[4]	0.26	(0.40)[4]
Portfolio turnover rate	14	[3]	53	4 [3]
Net assets, end of period ($ x 1,000,000)	345		107	33

*	Unaudited.

[1]	Commencement of operations.
[2]	Per share amount was less then $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 47

Schwab Large Cap Growth Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.0%		Common Stock	385,940	425,114
3.3%		Short-Term Investments	14,806	14,806

99.3%		Total Investments	400,746	439,920
2.7%		Collateral Invested for Securities on Loan	12,062	12,062
(2	.0)%	Other Assets and Liabilities, Net		(8,908)

100.0%		Total Net Assets		443,074

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.0% of net assets

Automobiles & Components 0.7%

The Goodyear Tire & Rubber Co. *	93,200	3,100

Banks 0.1%

Comerica, Inc.	3,700	229

Capital Goods 12.1%

Cooper Industries Ltd., Class A	111,800	5,563
Emerson Electric Co.	14,600	686
ITT Corp.	48,000	3,063
Lockheed Martin Corp.	213,700	20,545
Raytheon Co.	53,000	2,838
The Boeing Co.	224,600	20,888
Thomas & Betts Corp. *	4,300	234

		53,817

Commercial Services & Supplies 0.2%

Equifax, Inc.	21,500	856

Consumer Durables & Apparel 1.2%

Hasbro, Inc.	93,000	2,940
Newell Rubbermaid, Inc.	79,300	2,432

		5,372

Diversified Financials 8.7%

American Express Co.	45,000	2,730
Bank of America Corp.	20,700	1,054
Franklin Resources, Inc.	133,800	17,569
JPMorgan Chase & Co.	48,900	2,548
Mellon Financial Corp.	79,000	3,391
Moody’s Corp.	155,000	10,249
Northern Trust Corp.	15,000	944

		38,485

Energy 0.9%

Exxon Mobil Corp.	50,800	4,032

Food, Beverage & Tobacco 3.6%

Anheuser-Busch Cos., Inc.	4,100	202
ConAgra Foods, Inc.	29,500	725
General Mills, Inc.	128,100	7,673
H.J. Heinz Co.	23,500	1,107
Loews Corp. - Carolina Group	49,500	3,788
The Coca-Cola Co.	35,800	1,868
UST, Inc.	8,000	454

		15,817

Health Care Equipment & Services 8.3%

Aetna, Inc.	19,900	933
AmerisourceBergen Corp.	45,300	2,265
Baxter International, Inc.	212,500	12,034
Becton Dickinson & Co.	60,800	4,784
CIGNA Corp.	13,500	2,101
Express Scripts, Inc. *	9,000	860
Humana, Inc. *	23,600	1,492
IMS Health, Inc.	52,800	1,549
Laboratory Corp. of America Holdings *	6,300	497
McKesson Corp.	78,500	4,618
WellPoint, Inc. *	43,700	3,451
Zimmer Holdings, Inc. *	27,300	2,470

		37,054

Household & Personal Products 0.4%

The Clorox Co.	26,500	1,778

Insurance 5.2%

AFLAC, Inc.	51,500	2,644
First American Corp.	10,000	515
Genworth Financial, Inc., Class A	15,500	566
HCC Insurance Holdings, Inc.	20,200	619
MetLife, Inc.	37,500	2,464
Principal Financial Group, Inc.	23,500	1,492
Prudential Financial, Inc.	33,500	3,183
SAFECO Corp.	2,000	133
The Travelers Cos., Inc.	41,500	2,245
W. R. Berkley Corp.	290,300	9,432

		23,293

Materials 5.5%

Celanese Corp., Class A	419,900	13,928
Freeport-McMoRan Copper & Gold, Inc., Class B	74,080	4,975
Lyondell Chemical Co.	54,000	1,680
Nucor Corp.	52,900	3,357

48 See financial notes

Schwab Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Temple-Inland, Inc.	4,500	267

		24,207

Media 5.0%

EchoStar Communications Corp., Class A *	19,500	907
Liberty Global, Inc., Class A *	90,500	3,248
Omnicom Group, Inc.	32,000	3,351
R.H. Donnelley Corp. *	44,600	3,483
The McGraw-Hill Cos., Inc. (b)	129,500	8,486
The Walt Disney Co.	46,000	1,609
Viacom, Inc., Class B *	28,000	1,155

		22,239

Pharmaceuticals & Biotechnology 12.1%

Applied Biosystems Group - Applera Corp. (b)	120,500	3,764
Biogen Idec, Inc. *	151,400	7,148
Gilead Sciences, Inc. *	17,100	1,397
King Pharmaceuticals, Inc. *	52,600	1,076
Merck & Co. Inc.	364,100	18,729
Pfizer, Inc. (b)	537,100	14,212
Schering-Plough Corp.	225,100	7,142

		53,468

Retailing 6.3%

American Eagle Outfitters, Inc.	85,500	2,520
eBay, Inc. *	165,500	5,617
Expedia, Inc. *	57,500	1,358
J.C. Penney Co., Inc.	43,900	3,472
Nordstrom, Inc.	120,500	6,618
Sears Holdings Corp. (a) *	42,900	8,190

		27,775

Semiconductors & Semiconductor Equipment 2.2%

KLA-Tencor Corp.	64,000	3,555
MEMC Electronic Materials, Inc. *	109,900	6,031

		9,586

Software & Services 7.9%

BMC Software, Inc. (b) *	231,500	7,494
Cadence Design Systems, Inc. *	273,500	6,072
Electronic Arts, Inc. *	54,000	2,722
Electronic Data Systems Corp.	106,000	3,099
Global Payments, Inc.	57,200	2,173
Google, Inc., Class A *	6,000	2,828
Intuit, Inc. *	29,000	825
Total System Services, Inc. (a)	310,700	9,650

		34,863

Technology Hardware & Equipment 12.6%

Avaya, Inc. *	135,500	1,751
Cisco Systems, Inc. *	348,700	9,324
Hewlett-Packard Co. (b)	444,100	18,714
International Business Machines Corp.	215,900	22,067
NCR Corp. *	57,000	2,873
Network Appliance, Inc. *	25,000	930
Sun Microsystems, Inc. *	50,000	261

		55,920

Telecommunication Services 0.7%

Citizens Communications Co.	177,300	2,761
Qwest Communications International, Inc. *	23,900	212

		2,973

Transportation 0.8%

AMR Corp. *	83,300	2,173
Continental Airlines, Inc., Class B *	43,500	1,591

		3,764

Utilities 1.5%

Edison International	5,500	288
PG&E Corp.	28,500	1,442
The AES Corp. *	125,000	2,749
TXU Corp.	30,600	2,007

		6,486

Total Common Stock (Cost $385,940)		425,114

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.3% of net assets

Commercial Paper & Other Obligations 3.2%

JP Morgan, Grand Cayman Time Deposit
5.03%, 05/01/07	4,214	4,214
Wells Fargo, Grand Cayman Time Deposit
5.03%, 05/01/07	10,170	10,170

		14,384

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
5.05%, 06/14/07	425	422

Total Short-Term Investments (Cost $14,806)		14,806

End of Investments.

See financial notes 49

Schwab Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 2.7% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	12,062,369	12,062

End of collateral invested for securities on loan.

At 04/30/2007 the tax basis cost of the fund’s investments was $400,786, and the unrealized appreciation and depreciation were $41,166 and ($2,032), respectively, with a net unrealized appreciation of $39,134.

In addition to the above, the fund held the following at 04/30/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/16/07	135	10,047	478

*	Non-income producing security.
(a)	All or portion of security is on loan.
(b)	All or a portion of this security is held as collateral for futures contracts.

50 See financial notes

Schwab Large Cap-Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $11,693 (cost $400,746)		$439,920
Collateral invested for securities on loan		12,062
Receivables:
Fund shares sold		3,516
Dividends		187
Interest		2
Income from securities on loan		1
Prepaid expenses	+	14

Total assets		455,702

Liabilities
Collateral held for securities on loan		12,062
Payables:
Investment adviser and administrator fees		36
Transfer agent and shareholder services fees		1
Fund shares redeemed		437
Due to brokers for futures	+	92

Total liabilities		12,628

Net Assets
Total assets		455,702
Total liabilities	−	12,628

Net assets		$443,074
Net Assets by Source
Capital received from investors		406,409
Net investment income not yet distributed		269
Net realized capital losses		(3,256)
Net unrealized capital gains		39,652

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$97,689		8,164		$11.97
Select Shares	$345,385		28,836		$11.98

See financial notes 51

Schwab Large Cap-Growth Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$1,886
Interest		336
Securities on loan	+	3

Total Investment Income		2,225

Net Realized Gains and Losses
Net realized losses on investments		(256)
Net realized losses on futures contracts	+	(122)

Net realized losses		(378)

Net Unrealized Gains and Losses
Net unrealized gains on investments		24,337
Net unrealized gains on futures contracts	+	473

Net unrealized gains		24,810

Expenses
Investment adviser and administrator fees		1,292
Transfer agent and shareholder service fees:
Investor Shares		103
Select Shares		108
Registration fees		29
Professional fees		17
Portfolio accounting fees		15
Shareholder reports		12
Custodian fees		4
Trustees’ fees		3
Other expenses	+	2

Total expenses		1,585
Expense reduction by adviser and Schwab	−	41

Net expenses		1,544

Increase in Net Assets from Operations
Total investment income		2,225
Net expenses	−	1,544

Net investment income		681
Net realized losses		(378)
Net unrealized gains	+	24,810

Increase in net assets from operations		$25,113

52 See financial notes

Schwab Large Cap-Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are annualized.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$681	$168
Net realized losses		(378)	(2,707)
Net unrealized gains	+	24,810	16,030

Increase or decrease in net assets from operations		25,113	13,491

Distributions Paid

Distributions from net investment income
Investor Shares		92	7
Select Shares	+	458	23

Total distributions from net investment income		$550	$30

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,963	$34,018	5,260	$54,737
Select Shares	+	20,289	233,065	7,872	83,122

Total shares sold		23,252	$267,083	13,132	$137,859

Shares Reinvested
Investor Shares		7	$80	1	$7
Select Shares	+	10	110	2	18

Total shares reinvested		17	$190	3	$25

Shares Redeemed
Investor Shares		(1,129)	($12,927)	(1,554)	($16,061)
Select Shares	+	(1,102)	(12,699)	(1,620)	(16,801)

Total shares redeemed		(2,231)	($25,626)	(3,174)	($32,862)

Net transactions in fund shares		21,038	$241,647	9,961	$105,022

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,962	$176,864	6,001	$58,381
Total increase	+	21,038	266,210	9,961	118,483

End of period		37,000	$443,074	15,962	$176,864

Net investment income not yet distributed			$269		$138

See financial notes 53

Schwab Small Cap Equity Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	07/01/03[1]–
Investor Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	17.72		15.72	14.13	11.81	10.00

Income or loss from investment operations:
Net investment income or loss	(0.04)		(0.05)	0.01	(0.04)	(0.02)
Net realized and unrealized gains	1.28		2.48	3.12	2.58	1.83

Total income from investment operations	1.24		2.43	3.13	2.54	1.81
Less distributions:
Distributions from net investment income	—		(0.00)[2]	—	—	—
Distributions from net realized gains	(0.08)		(0.43)	(1.54)	(0.22)	—

Total distributions	(0.08)		(0.43)	(1.54)	(0.22)	—

Net asset value at end of period	18.88		17.72	15.72	14.13	11.81

Total return (%)	7.01	[3]	15.71	23.65	21.74	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.24	[4]	1.29	1.28	1.30	1.30	[4]
Gross operating expenses	1.24	[4]	1.29	1.38	1.61	1.73	[4]
Net investment income or loss	(0.42)[4]		(0.39)	0.11	(0.35)	(0.54)[4]
Portfolio turnover rate	37	[3]	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	545		431	170	37	26

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	07/01/03[1]–
Select Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03

Per-Share Data ($)

Net asset value at beginning of period	17.80		15.78	14.16	11.81	10.00

Income or loss from investment operations:
Net investment income or loss	(0.03)		(0.02)	0.00 [3]	(0.02)	(0.01)
Net realized and unrealized gains	1.30		2.49	3.16	2.59	1.82

Total income from investment operations	1.27		2.47	3.16	2.57	1.81
Less distributions:
Distributions from net investment income	—		(0.02)	—	—	—
Distributions from net realized gains	(0.08)		(0.43)	(1.54)	(0.22)	—

Total distributions	(0.08)		(0.45)	(1.54)	(0.22)	—

Net asset value at end of period	18.99		17.80	15.78	14.16	11.81

Total return (%)	7.15	[3]	15.89	23.83	22.00	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.09	[4]	1.12	1.11	1.12	1.12	[4]
Gross operating expenses	1.09	[4]	1.14	1.23	1.46	1.58	[4]
Net investment income or loss	(0.26)[4]		(0.21)	0.09	(0.16)	(0.36)[4]
Portfolio turnover rate	37	[3]	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	585		276	80	18	14

*	Unaudited.

[1]	Commencement of operations.
[2]	Per share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

54 See financial notes

Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	1,009,010	1,128,845
0.4%		Short-Term Investment	4,052	4,052

100.3%		Total Investments	1,013,062	1,132,897
7.0%		Collateral Invested for Securities on Loan	79,483	79,483
(7	.3)%	Other Assets and Liabilities, Net		(82,871)

100.0%		Total Net Assets		1,129,509

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%

Standard Motor Products, Inc.	153,300	2,810
Winnebago Industries, Inc. (a)	183,600	5,886

		8,696

Banks 1.8%

Bancfirst Corp.	51,700	2,213
BancorpSouth, Inc.	100,700	2,474
Bank of Hawaii Corp.	145,900	7,718
City Holding Co.	57,700	2,191
Commerce Bancshares, Inc.	34,300	1,624
First Citizens BancShares, Inc., Class A	900	183
First Financial Holdings, Inc.	7,200	244
Taylor Capital Group, Inc.	16,600	494
WesBanco, Inc.	66,000	1,936
Whitney Holding Corp.	57,800	1,778

		20,855

Capital Goods 14.0%

Accuride Corp. *	106,300	1,553
Acuity Brands, Inc. (a)	362,800	21,449
AGCO Corp. *	391,900	16,354
Belden CDT, Inc.	337,600	18,865
Cascade Corp.	9,600	595
Crane Co.	338,800	14,402
EMCOR Group, Inc. *	491,000	30,781
GrafTech International Ltd. *	573,900	5,728
Lennox International, Inc.	145,500	4,919
Teleflex, Inc.	365,700	26,268
Thomas & Betts Corp. *	216,000	11,768
Wabtec Corp.	160,400	5,959

		158,641

Commercial Services & Supplies 6.6%

ABM Industries, Inc.	528,400	14,869
Administaff, Inc.	118,950	3,948
CBIZ, Inc. *	374,000	2,603
Ennis, Inc.	88,000	2,152
Heidrick & Struggles International, Inc. *	287,900	13,583
IHS, Inc., Class A *	93,400	3,861
IKON Office Solutions, Inc.	1,220,900	18,265
Spherion Corp. *	465,700	3,982
Steelcase, Inc., Class A	45,100	880
Viad Corp.	250,700	10,238

		74,381

Consumer Durables & Apparel 5.2%

Blyth, Inc.	677,000	17,670
Deckers Outdoor Corp. *	28,200	2,136
Kellwood Co.	762,500	21,487
Phillips-Van Heusen Corp.	315,000	17,608

		58,901

Consumer Services 4.6%

Career Education Corp. *	150,000	4,431
CPI Corp.	58,300	3,353
DeVry, Inc.	836,500	27,596
IHOP Corp. (a)	218,000	12,845
Service Corp. International	287,900	3,498

		51,723

Diversified Financials 2.7%

Federated Investors, Inc., Class B	454,800	17,355
Investment Technology Group, Inc. *	217,800	8,242
SWS Group, Inc.	178,450	4,638

		30,235

Energy 3.8%

Global Industries Ltd. *	987,800	20,507
Parker Drilling Co. *	1,625,100	17,649
USEC, Inc. *	221,000	4,457

		42,613

Food, Beverage & Tobacco 1.2%

Alliance One International, Inc. *	666,000	6,533
Seaboard Corp.	2,793	6,963

		13,496

Health Care Equipment & Services 9.1%

Analogic Corp.	69,600	4,267
Apria Healthcare Group, Inc. *	11,400	362
CONMED Corp. *	69,800	2,116
CorVel Corp. (a) *	347,600	9,451

See financial notes 55

Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Emergency Medical Services Corp. *	4,700	158
Healthspring, Inc. *	61,400	1,444
Magellan Health Services, Inc. *	720,700	30,918
MedCath Corp. *	492,500	14,637
Mentor Corp. (a)	248,300	9,661
Sierra Health Services, Inc. (a) *	718,100	29,744

		102,758

Household & Personal Products 1.7%

NBTY, Inc. *	394,900	19,512

Insurance 7.3%

Alleghany Corp. *	13,213	4,728
American Financial Group, Inc.	198,300	6,994
American Physicians Capital, Inc. *	184,050	7,277
Argonaut Group, Inc. *	344,100	11,565
CNA Surety Corp. *	16,600	343
Crawford & Co., Class B	44,000	282
Delphi Financial Group, Inc., Class A	301,225	12,862
FBL Financial Group, Inc., Class A	39,600	1,534
FPIC Insurance Group, Inc. *	52,700	2,427
Great American Financial Resources, Inc.	57,300	1,403
Hanover Insurance Group, Inc.	93,200	4,283
Harleysville Group, Inc.	192,200	5,870
National Interstate Corp.	16,600	398
Philadelphia Consolidated Holding Corp. *	154,300	6,697
ProAssurance Corp. *	11,000	592
Reinsurance Group of America, Inc.	47,400	2,953
Safety Insurance Group, Inc.	177,000	7,091
Selective Insurance Group, Inc.	39,100	1,020
StanCorp Financial Group, Inc.	21,800	1,038
State Auto Financial Corp.	42,100	1,265
The Navigators Group, Inc. *	25,600	1,308

		81,930

Materials 9.9%

AK Steel Holding Corp. *	216,100	6,595
Albemarle Corp.	8,000	340
Carpenter Technology Corp.	57,700	7,003
CF Industries Holdings, Inc.	60,300	2,393
Cleveland-Cliffs, Inc. (a)	66,800	4,629
FMC Corp.	25,000	1,923
Greif, Inc., Class A	445,400	24,764
H.B. Fuller Co.	586,900	15,007
Headwaters, Inc. (a) *	712,500	15,440
OM Group, Inc. *	90,000	4,728
Packaging Corp. of America	64,500	1,597
Quanex Corp. *	40,900	1,760
Sonoco Products Co.	303,100	12,924
Spartech Corp.	436,900	12,260

		111,363

Media 3.2%

DreamWorks Animation SKG, Inc., Class A *	89,100	2,609
Gemstar — TV Guide International, Inc. *	1,094,900	4,861
LodgeNet Entertainment Corp. *	72,200	2,461
Sinclair Broadcast Group, Inc., Class A	1,614,200	26,360

		36,291

Pharmaceuticals & Biotechnology 2.9%

Bio-Rad Laboratories, Inc., Class A *	21,300	1,507
Immunomedics, Inc. *	178,700	940
MGI Pharma, Inc. *	705,700	15,540
Regeneron Pharmaceuticals, Inc. *	433,900	11,802
Sciele Pharma, Inc. *	110,400	2,729

		32,518

Real Estate 0.0%

Essex Property Trust, Inc.	1,500	193
Kilroy Realty Corp.	2,000	152

		345

Retailing 5.4%

Blockbuster, Inc., Class A (a) *	2,164,700	13,421
FTD Group, Inc.	163,700	2,922
Payless Shoesource, Inc. *	699,500	22,314
The Gymboree Corp. *	65,200	2,489
The Men’s Wearhouse, Inc.	428,700	18,550
The Pep Boys - Manny, Moe & Jack	61,500	1,147

		60,843

Semiconductors & Semiconductor Equipment 2.1%

Advanced Energy Industries, Inc. *	373,600	9,153
Credence Systems Corp. *	2,585,900	9,594
MKS Instruments, Inc. *	48,200	1,299
Photronics, Inc. *	85,100	1,281
Silicon Storage Technology, Inc. *	640,600	2,639

		23,966

Software & Services 10.8%

Ariba, Inc. *	387,200	3,415
Aspen Technology, Inc. *	134,700	1,829
Authorize.Net Holdings, Inc. *	376,500	6,641
Convergys Corp. *	98,600	2,491
Covansys Corp. *	161,500	5,394
CSG Systems International, Inc. *	1,041,700	27,897
FactSet Research Systems, Inc.	63,400	3,900
Forrester Research, Inc. *	202,700	5,226
Global Payments, Inc.	228,700	8,686
Greenfield Online, Inc. *	126,600	2,071
Hewitt Associates, Inc., Class A *	140,100	4,168
Interwoven, Inc. *	208,000	3,176
Micros Systems, Inc. *	37,200	2,039
SonicWALL, Inc. *	307,000	2,505

56 See financial notes

Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

SPSS, Inc. *	52,600	1,928
Sybase, Inc. *	557,000	13,474
Sykes Enterprises, Inc. *	787,800	14,543
Synopsys, Inc. *	237,400	6,566
TIBCO Software, Inc. *	514,400	4,691
Tyler Technologies, Inc. *	32,300	386
Vignette Corp. *	39,200	726

		121,752

Technology Hardware & Equipment 4.6%

AVX Corp.	12,400	206
C-COR, Inc. *	845,300	10,414
Coherent, Inc. *	338,100	10,613
Cray, Inc. *	7,900	98
Dolby Laboratories, Inc., Class A *	131,400	4,654
Emulex Corp. *	196,000	4,112
Inter-Tel, Inc.	26,600	671
Littelfuse, Inc. *	15,500	622
Methode Electronics, Inc.	624,500	9,417
Mettler-Toledo International, Inc. *	24,800	2,421
MTS Systems Corp.	48,000	2,041
UTStarcom, Inc. (a) *	950,000	6,783

		52,052

Telecommunication Services 0.2%

CT Communications, Inc.	59,900	1,462
Rural Cellular Corp. Class A *	54,800	1,355

		2,817

Transportation 1.4%

Continental Airlines, Inc., Class B *	237,500	8,683
Horizon Lines, Inc., Class A	215,200	7,319

		16,002

Utilities 0.6%

Allete, Inc.	147,800	7,155

Total Common Stock (Cost $1,009,010)		1,128,845

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.4% of net assets

Commercial Paper & Other Obligations 0.4%

Bank of America, London Time Deposit
5.03%, 05/01/07	4,052	4,052

Total Short-Term Investment (Cost $4,052)		4,052

End of Investments.

Collateral Invested for Securities on Loan 7.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	79,482,500	79,483

End of collateral invested for securities on loan.

At 04/30/07, the tax basis cost of the fund’s investments was $1,013,442 and the unrealized appreciation and depreciation were $141,048 and ($21,593), respectively, with a net unrealized appreciation of $119,455.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 57

Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $77,067 (cost $1,013,062)		$1,132,897
Collateral invested for securities on loan		79,483
Receivables:
Investments sold		17,080
Fund shares sold		2,941
Dividends		466
Income from securities on loan		9
Interest		1
Prepaid expenses	+	5

Total assets		1,232,882

Liabilities
Collateral invested for securities on loan		79,483
Payables:
Investments bought		22,401
Investment adviser and administrator fees		92
Transfer agent and shareholder services fees		16
Fund shares redeemed		1,369
Due to brokers	+	12

Total liabilities		103,373

Net Assets
Total assets		1,232,882
Total liabilities	−	103,373

Net assets		$1,129,509
Net Assets by Source
Capital received from investors		988,649
Distributions in excess of net investment income		(1,634)
Net realized capital gains		22,659
Net unrealized capital gains		119,835

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$544,766		28,856		$18.88
Select Shares	$584,743		30,795		$18.99

58 See financial notes

Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$3,280
Interest		432
Securities on loan	+	134

Total Investment Income		3,846

Net Realized Gains and Losses
Net realized gains on investments		22,129
Net realized gains on futures contracts	+	717

Net realized gains		22,846

Net Unrealized Gains and Losses
Net unrealized gains on investments		42,290
Net unrealized losses on futures contracts	+	(499)

Net unrealized gains		41,791

Expenses
Investment adviser and administrator fees		4,463
Transfer agent and shareholder service fees:
Investor Shares		626
Select Shares		218
Registration fees		73
Shareholder reports		36
Portfolio accounting fees		20
Professional fees		18
Custodian fees		17
Trustees’ fees		5
Other expenses	+	4

Total expenses		5,480

Increase in Net Assets from Operations
Total investment income		3,846
Net expenses	−	5,480

Net investment loss		(1,634)
Net realized gains		22,846
Net unrealized gains	+	41,791

Increase in net assets from operations		$63,003

See financial notes 59

Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment loss		($1,634)	($1,523)
Net realized gains		22,846	3,306
Net unrealized gains	+	41,791	57,503

Increase in net assets from operations		63,003	59,286

Distributions Paid

Distributions from net investment income
Investor Shares		—	27
Select Shares	+	—	109

Total distributions from net investment income		—	136

Distributions from net realized gains
Investor Shares		2,059	5,522
Select Shares	+	1,551	2,565

Total distributions from net realized gains		3,610	8,087

Total distributions		$3,610	$8,223

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		8,161	$148,743	18,715	$315,251
Select Shares	+	17,422	320,237	13,258	225,539

Total shares sold		25,583	$468,980	31,973	$540,790

Shares Reinvested
Investor Shares		104	$1,890	308	$4,978
Select Shares	+	49	897	142	2,297

Total shares reinvested		153	$2,787	450	$7,275

Shares Redeemed
Investor Shares		(3,740)	($68,551)	(5,534)	($92,761)
Select Shares	+	(2,151)	(39,642)	(3,006)	(50,423)

Total shares redeemed		(5,891)	($108,193)	(8,540)	($143,184)

Net transactions in fund shares		19,845	$363,574	23,883	$404,881

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,806	$706,542	15,923	$250,598
Total increase	+	19,845	422,967	23,883	455,944

End of period		59,651	$1,129,509	39,806	$706,542

Distributions in excess of net investment income			($1,634)		$-

60 See financial notes

Schwab Hedged Equity Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	3/01/05[1]–
Investor Shares	04/30/07*		10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.95		14.45	13.51

Income from investment operations:
Net investment income	0.05		0.06	0.03
Net realized and unrealized gains	0.45		1.74	0.91

Total income from investment operations	0.50		1.80	0.94
Less distributions:
Distributions from net investment income	(0.07)		(0.04)	—
Distributions from net realized gains	—		(0.26)	—

Total distributions	(0.07)		(0.30)	—

Net asset value at end of period	16.38		15.95	14.45

Total return (%)	3.13	[2]	12.71	6.96	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.29	[3]	2.11	2.32	[3]
Net operating expenses (excluding dividend expense on short sales)	1.94	[3]	1.99 [4]	2.05	[3,4]
Gross operating expenses	2.29	[3]	2.12	2.35	[3]
Net investment income	0.67	[3]	0.58	0.56	[3]
Portfolio turnover rate	34	[2]	100	87	[2]
Net assets, end of period ($ x 1,000,000)	254		207	33

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	09/30/02[1]–
Select Shares	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	15.98		14.46	13.01	11.53	9.84	10.00

Income or loss from investment operations:
Net investment income or loss	0.06		0.07	0.04	(0.09)	(0.09)	(0.01)
Net realized and unrealized gains or losses	0.46		1.76	2.05	1.57	1.78	(0.15)

Total income or loss from investment operations	0.52		1.83	2.09	1.48	1.69	(0.16)
Less distributions:
Distributions from net investment income	(0.09)		(0.05)	—	—	—	—
Distributions from net realized gains	—		(0.26)	(0.64)	—	—	—

Total distributions	(0.09)		(0.31)	(0.64)	—	—	—

Net asset value at end of period	16.41		15.98	14.46	13.01	11.53	9.84

Total return (%)	3.24	[2]	12.82	16.52	12.84	17.17	(1.60)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.11	[3]	1.90	2.26	2.43	2.37	2.39 [3]
Net operating expenses (excluding dividend expense on short sales)	1.77	[3]	1.77 [5]	1.92 [5]	2.10 [5]	2.00	2.00 [3]
Gross operating expenses	2.13	[3]	1.97	2.39	2.71	2.77	3.33 [3]
Net investment income or loss	0.83	[3]	0.77	0.55	(0.86)	(0.90)	(0.79)[3]
Portfolio turnover rate	34	[2]	100	87	99	114	68 [2]
Net assets, end of period ($ x 1,000,000)	1,199		931	229	68	44	32

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 2.00% and 1.98% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been included.
[5]	The ratio of net operating expenses would have been 2.00%, 1.82%, and 1.76% for the periods ended 10/31/04, 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

See financial notes 61

Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.8%		Common Stock	1,243,667	1,434,007
0.5%		Short-Term Investment	7,684	7,684

99.3%		Total Investments	1,251,351	1,441,691
(34	.4)%	Short Sales	(474,968)	(499,683)
35.1%		Other Assets and Liabilities, Net		510,228

100.0%		Total Net Assets		1,452,236

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%

The Goodyear Tire & Rubber Co. (a) *	427,700	14,225

Banks 1.4%

Comerica, Inc. (a)	45,800	2,835
KeyCorp (a)	505,800	18,047

		20,882

Capital Goods 13.3%

Acuity Brands, Inc. (a)	86,700	5,126
AGCO Corp. (a) *	254,800	10,633
Cooper Industries Ltd., Class A (a)	229,200	11,405
EMCOR Group, Inc. (a) *	541,400	33,940
Emerson Electric Co. (a)	91,400	4,295
ITT Corp. (a)	141,500	9,029
Lockheed Martin Corp. (a)	163,300	15,700
McDermott International, Inc. (a) *	480,900	25,805
Raytheon Co. (a)	446,600	23,911
Teleflex, Inc. (a)	124,300	8,928
The Boeing Co. (a)	266,400	24,775
Thomas & Betts Corp. (a) *	281,300	15,325
Wabtec Corp.	112,400	4,176

		193,048

Commercial Services & Supplies 1.3%

Avery Dennison Corp. (a)	22,000	1,368
IKON Office Solutions, Inc. (a)	380,900	5,698
Waste Management, Inc. (a)	297,800	11,141

		18,207

Consumer Durables & Apparel 8.2%

Blyth, Inc. (a)	127,900	3,338
Hasbro, Inc. (a)	951,000	30,061
Kellwood Co. (a)	84,800	2,390
Mattel, Inc. (a)	209,600	5,932
Newell Rubbermaid, Inc. (a)	862,400	26,450
Phillips-Van Heusen Corp. (a)	425,600	23,791
Polo Ralph Lauren Corp. (a)	128,000	11,790
Snap-on, Inc.	273,800	14,922

		118,674

Consumer Services 0.2%

DeVry, Inc. (a)	89,500	2,953

Diversified Financials 5.7%

American Express Co. (a)	58,600	3,555
Ameriprise Financial, Inc. (a)	10,000	595
Bank of America Corp. (a)	343,200	17,469
Federated Investors, Inc., Class B (a)	244,500	9,330
Franklin Resources, Inc. (a)	147,200	19,329
JPMorgan Chase & Co. (a)	51,400	2,678
Mellon Financial Corp. (a)	244,800	10,509
Moody’s Corp. (a)	142,000	9,389
Northern Trust Corp. (a)	125,700	7,913
State Street Corp.	31,400	2,162

		82,929

Energy 3.8%

Exxon Mobil Corp. (a)	339,600	26,957
Global Industries Ltd. *	212,000	4,401
Occidental Petroleum Corp.	150,400	7,625
Parker Drilling Co. *	18,400	200
SEACOR Holdings, Inc. (a) *	43,300	4,126
Tesoro Corp.	101,000	12,241

		55,550

Food, Beverage & Tobacco 4.4%

ConAgra Foods, Inc. (a)	1,160,900	28,535
General Mills, Inc. (a)	370,500	22,193
H.J. Heinz Co. (a)	147,600	6,953
The Coca-Cola Co. (a)	124,100	6,477

		64,158

Health Care Equipment & Services 8.7%

Aetna, Inc. (a)	51,500	2,414
Baxter International, Inc. (a)	157,700	8,931
Becton Dickinson & Co. (a)	294,700	23,190
CIGNA Corp. (a)	19,900	3,096
Humana, Inc. (a) *	146,200	9,246
Magellan Health Services, Inc. (a) *	570,000	24,453
McKesson Corp. (a)	713,400	41,969
Sierra Health Services, Inc. (a) *	75,100	3,111
WellPoint, Inc. (a) *	104,045	8,216

62 See financial notes

Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Zimmer Holdings, Inc. *	19,000	1,719

		126,345

Household & Personal Products 0.9%

The Clorox Co. (a)	185,900	12,470

Insurance 8.8%

American Financial Group, Inc. (a)	78,750	2,778
Genworth Financial, Inc., Class A (a)	27,600	1,007
Harleysville Group, Inc. (a)	120,500	3,680
Loews Corp. (a)	630,000	29,812
MetLife, Inc. (a)	122,100	8,022
Nationwide Financial Services, Inc., Class A (a) *	105,800	6,044
Philadelphia Consolidated Holding Corp. (a) *	5,100	221
Principal Financial Group, Inc. (a)	515,100	32,704
Prudential Financial, Inc.	214,200	20,349
SAFECO Corp. (a)	116,800	7,795
The Chubb Corp. (a)	14,200	764
W. R. Berkley Corp. (a)	445,012	14,459

		127,635

Materials 6.1%

Celanese Corp., Class A (a)	155,800	5,168
H.B. Fuller Co. (a)	198,300	5,071
Headwaters, Inc. (a) *	354,400	7,680
International Paper Co. (a)	251,800	9,498
Nucor Corp. (a)	285,200	18,099
Pactiv Corp. (a) *	103,500	3,579
Rohm & Haas Co. (a)	168,000	8,597
Sigma-Aldrich Corp.	59,300	2,495
Sonoco Products Co. (a)	387,300	16,514
Spartech Corp.	140,300	3,937
The Lubrizol Corp. (a)	125,100	7,498

		88,136

Media 2.3%

DreamWorks Animation SKG, Inc., Class A (a) *	169,300	4,957
Sinclair Broadcast Group, Inc., Class A	13,800	225
The McGraw-Hill Cos., Inc. (a)	397,200	26,029
The Walt Disney Co. (a)	59,000	2,064

		33,275

Pharmaceuticals & Biotechnology 6.9%

Applied Biosystems Group - Applera Corp. (a)	767,500	23,977
Biogen Idec, Inc. (a) *	418,000	19,734
Forest Laboratories, Inc. (a) *	30,200	1,607
King Pharmaceuticals, Inc. (a) *	405,600	8,294
Merck & Co. Inc. (a)	163,400	8,405
Pfizer, Inc. (a)	230,600	6,102
Schering-Plough Corp. (a)	993,200	31,514

		99,633

Retailing 9.6%

Big Lots, Inc. (a) *	1,514,600	48,770
Blockbuster, Inc., Class A (a) *	2,067,800	12,820
Expedia, Inc. *	38,000	898
J.C. Penney Co., Inc. (a)	103,500	8,186
Nordstrom, Inc.	91,800	5,042
OfficeMax, Inc. (a)	620,300	30,531
Payless Shoesource, Inc. (a) *	1,011,700	32,273
The Dress Barn, Inc. (a) *	76,700	1,527

		140,047

Semiconductors & Semiconductor Equipment 0.4%

KLA-Tencor Corp.	97,200	5,399

Software & Services 7.2%

BMC Software, Inc. (a) *	774,200	25,061
Cadence Design Systems, Inc. (a) *	335,700	7,453
Electronic Data Systems Corp. (a)	85,700	2,506
Global Payments, Inc. (a)	383,800	14,577
Hewitt Associates, Inc., Class A *	83,500	2,484
MasterCard, Inc., Class A (a)	211,500	23,620
Sybase, Inc. (a) *	454,500	10,994
Synopsys, Inc. (a) *	668,800	18,499

		105,194

Technology Hardware & Equipment 4.0%

Agilent Technologies, Inc. (a) *	33,100	1,138
Dolby Laboratories, Inc., Class A (a) *	242,800	8,600
Hewlett-Packard Co. (a)	445,300	18,765
International Business Machines Corp. (a)	117,500	12,010
Mettler-Toledo International, Inc. *	21,700	2,118
NCR Corp. *	6,500	327
Trimble Navigation Ltd. *	172,000	4,933
UTStarcom, Inc. (a) *	1,378,800	9,845

		57,736

Telecommunication Services 1.9%

ALLTEL Corp. (a)	14,400	903
CenturyTel, Inc. (a)	238,000	10,960
Citizens Communications Co. (a)	841,300	13,099
Qwest Communications International, Inc. (a) *	298,900	2,654

		27,616

Transportation 0.7%

Continental Airlines, Inc., Class B (a) *	288,200	10,537

Utilities 2.0%

Allegheny Energy, Inc. (a) *	54,600	2,919
Dynegy, Inc., Class A (a) *	659,400	6,205
FirstEnergy Corp. (a)	203,900	13,955

See financial notes 63

Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

ONEOK, Inc.	129,700	6,279

		29,358

Total Common Stock (Cost $1,243,667)		1,434,007

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets

Repurchase Agreement 0.5%

Fixed Income Clearing Corp. dated 4/30/07, due 05/01/07 at 5.00%, with a maturity value of $7,685 (fully collateralized by Federal National Mortgage Association with a value of $7,842.)	7,684	7,684

Total Short-Term Investment (Cost $7,684)		7,684

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $1,251,378 and the unrealized appreciation and depreciation were $202,852 and ($12,539), respectively, with a net unrealized appreciation of $190,313.

64 See financial notes

Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Short Sales 34.4% of net assets

Capital Goods 8.0%

Albany International Corp., Class A	34,200	1,310
Briggs & Stratton Corp.	87,000	2,581
Bucyrus International, Inc., Class A	281,300	17,649
Energy Conversion Devices, Inc. *	512,700	18,155
Fastenal Co.	424,800	17,468
Franklin Electric Co., Inc.	83,300	3,548
H&E Equipment Services, Inc. *	86,900	2,056
Hexcel Corp. *	922,700	20,022
Joy Global, Inc.	29,600	1,515
Moog, Inc., Class A *	49,700	2,113
NCI Building Systems, Inc. *	296,400	14,811
Oshkosh Truck Corp.	140,400	7,854
Watsco, Inc.	121,800	6,476

		115,558

Commercial Services & Supplies 0.5%

Acco Brands Corp. *	145,300	3,458
Brady Corp., Class A	73,600	2,418
Navigant Consulting, Inc. *	39,600	760

		6,636

Consumer Durables & Apparel 3.1%

Hovnanian Enterprises, Inc., Class A *	421,200	10,105
Meritage Homes Corp. *	60,200	2,095
Pool Corp.	208,200	8,355
Quiksilver, Inc. *	1,097,300	14,594
Standard Pacific Corp.	452,900	9,443

		44,592

Consumer Services 0.5%

Scientific Games Corp., Class A *	225,700	7,514

Diversified Financials 0.8%

Greenhill & Co., Inc.	55,300	3,498
IntercontinentalExchange, Inc. *	59,900	7,607

		11,105

Energy 1.0%

CARBO Ceramics, Inc.	21,300	926
Crosstex Energy, Inc.	129,600	3,895
Delta Petroleum Corp. *	193,100	4,188
Petrohawk Energy Corp. *	127,900	1,848
Quicksilver Resources, Inc. *	48,300	2,022
Rowan Cos., Inc.	18,200	667
RPC, Inc.	27,400	459
TETRA Technologies, Inc. *	12,700	336

		14,341

Food & Staples Retailing 1.0%

Ruddick Corp.	6,500	195
United Natural Foods, Inc. *	31,522	983
Whole Foods Market, Inc.	292,100	13,668

		14,846

Food, Beverage & Tobacco 0.8%

Hansen Natural Corp. *	309,000	11,804
Sanderson Farms, Inc.	15,900	628

		12,432

Health Care Equipment & Services 2.1%

Brookdale Senior Living, Inc.	24,400	1,108
DJ Orthropedics, Inc. *	31,800	1,242
Omnicare, Inc.	257,100	8,528
PolyMedica Corp.	96,300	3,894
The Cooper Cos., Inc.	299,000	15,279

		30,051

Household & Personal Products 0.1%

Central Garden & Pet Co. *	51,900	769
Central Garden & Pet Co., Class A *	103,800	1,486

		2,255

Materials 3.2%

Century Aluminum Co. *	222,900	10,545
Coeur d’Alene Mines Corp. *	3,001,000	12,274
Schnitzer Steel Industries, Inc., Class A	122,500	6,359
Texas Industries, Inc.	91,300	6,954
Westlake Chemical Corp.	179,700	5,246
Worthington Industries, Inc.	227,800	5,069

		46,447

Pharmaceuticals & Biotechnology 2.6%

Adams Respiratory Therapeutics, Inc. *	160,600	6,024
Advanced Magnetics, Inc. *	101,200	6,659
Affymetrix, Inc. *	307,700	8,083
Alexion Pharmaceuticals, Inc. *	34,600	1,449
Amylin Pharmaceuticals, Inc. *	192,600	7,960
BioMarin Pharmaceuticals, Inc. *	310,000	5,010
Nektar Therapeutics *	144,800	1,791

See financial notes 65

Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Pharmaceutical Product Development, Inc. (PPD)	35,100	1,266

		38,242

Real Estate 0.3%

The St. Joe Co.	66,200	3,749

Retailing 5.1%

Borders Group, Inc.	171,600	3,623
Chico’s FAS, Inc. *	670,200	17,667
Coldwater Creek, Inc. *	747,100	15,465
Guitar Center, Inc. *	304,500	14,098
Limited Brands, Inc.	137,400	3,788
The Home Depot, Inc.	143,500	5,434
Tuesday Morning Corp.	7,800	109
Urban Outfitters, Inc. *	544,100	14,016

		74,200

Semiconductors & Semiconductor Equipment 0.1%

Advanced Micro Devices, Inc. *	38,900	538
Conexant Systems, Inc. *	253,000	392

		930

Software & Services 2.2%

Equinix, Inc. *	233,800	19,515
Heartland Payment Systems, Inc.	12,700	317
Opsware, Inc. *	1,556,700	12,500
Transaction Systems Architects, Inc. *	6,100	195

		32,527

Technology Hardware & Equipment 1.3%

Daktronics, Inc.	557,600	12,702
Powerwave Technologies, Inc. *	865,400	5,391
Rackable Systems, Inc. *	48,000	565

		18,658

Telecommunication Services 0.5%

NII Holdings, Inc. *	104,900	8,051

Transportation 1.0%

AirTran Holdings, Inc. *	198,900	2,190
Knight Transportation, Inc.	102,100	1,988
Werner Enterprises, Inc.	519,500	9,823

		14,001

Utilities 0.2%

ITC Holdings Corp.	40,800	1,717
New Jersey Resources Corp.	34,100	1,831

		3,548

Total Short Sales (Cost $474,968)		499,683

End of Short Sale Positions.

* Non-income producing security.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

66 See financial notes

Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,251,351)		$1,441,691
Deposits with broker for short sales		507,149
Cash		1
Receivables:
Investments sold		40,033
Fund shares sold		4,951
Interest		1,942
Dividends		1,049
Prepaid expenses	+	2

Total assets		1,996,818

Liabilities
Securities sold short, at value (cost $474,968)		499,683
Payables:
Investments bought		42,279
Investment adviser and administrator fees		200
Transfer agent and shareholder services fees		14
Fund shares redeemed		2,200
Dividends on short sales		95
Accrued expenses	+	111

Total liabilities		544,582

Net Assets
Total assets		1,996,818
Total liabilities	−	544,582

Net assets		$1,452,236
Net Assets by Source
Capital received from investors		1,312,221
Net investment income not yet distributed		3,189
Net realized capital losses		(28,799)
Net unrealized capital gains		165,625

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$253,652		15,483		$16.38
Select Shares	$1,198,584		73,053		$16.41

See financial notes 67

Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$7,873
Interest	+	11,113

Total Investment Income		18,986

Net Realized Gains and Losses
Net realized losses on investments		(5,612)
Net realized losses on futures contracts	+	(648)

Net realized losses		(6,260)

Net Unrealized Gains and Losses
Net unrealized gains on investments		58,695
Net unrealized losses on short sales	+	(13,652)

Net unrealized gains		45,043

Expenses
Investment adviser and administrator fees		10,665
Transfer agent and shareholder service fees:
Investor Shares		290
Select Shares		528
Dividends on short sales		2,219
Registration fees		122
Shareholder reports		27
Professional fees		24
Portfolio accounting fees		16
Custodian fees		14
Overdraft expense		7
Trustees’ fees		6
Other expenses	+	6

Total expenses		13,924
Expense reduction by adviser and Schwab	−	103
Custody credit	−	19

Net expenses		13,802

Increase in Net Assets from Operations
Total investment income		18,986
Net expenses	−	13,802

Net investment income		5,184
Net realized losses		(6,260)
Net unrealized gains	+	45,043

Increase in net assets from operations		$43,967

68 See financial notes

Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$5,184	$5,035
Net realized losses		(6,260)	(22,474)
Net unrealized gains	+	45,043	102,223

Increase in net assets from operations		43,967	84,784

Distributions Paid

Distributions from net investment income
Investor Shares		943	185
Select Shares	+	5,319	1,326

Total distributions from net investment income		6,262	1,511

Distributions from net realized gains
Investor Shares		—	1,058
Select Shares	+	—	6,701

Total distributions from net realized gains		—	7,759

Total distributions		$6,262	$9,270

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,264	$83,921	14,290	$215,250
Select Shares	+	23,982	383,541	54,075	813,417

Total shares sold		29,246	$467,462	68,365	$1,028,667

Shares Reinvested
Investor Shares		54	$864	75	$1,100
Select Shares	+	276	4,400	475	6,957

Total shares reinvested		330	$5,264	550	$8,057

Shares Redeemed
Investor Shares		(2,820)	($45,071)	(3,696)	($55,379)
Select Shares	+	(9,433)	(151,007)	(12,150)	(181,325)

Total shares redeemed		(12,253)	($196,078)	(15,846)	($236,704)

Net transactions in fund shares		17,323	$276,648	53,069	$800,020

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,213	$1,137,883	18,144	$262,349
Total increase	+	17,323	314,353	53,069	875,534

End of period		88,536	$1,452,236	71,213	$1,137,883

Net investment income not yet distributed			$3,189		$4,267

See financial notes 69

Schwab Financial Services Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	15.75		14.42	13.12	11.77	9.44	9.75

Income or loss from investment operations:
Net investment income	0.08		0.10	0.12	0.08	0.11	0.12
Net realized and unrealized gains or losses	1.02		1.98	2.21	1.37	2.37	(0.28)

Total income or loss from investment operations	1.10		2.08	2.33	1.45	2.48	(0.16)
Less distributions:
Distributions from net investment income	(0.11)		(0.11)	(0.09)	(0.10)	(0.15)	(0.09)
Distributions from net reallized gains	(0.19)		(0.64)	(0.94)	—	—	(0.06)

Total distributions	(0.30)		(0.75)	(1.03)	(0.10)	(0.15)	(0.15)

Net asset value at end of period	16.55		15.75	14.42	13.12	11.77	9.44

Total return (%)	7.08	[1]	14.85	18.62	12.39	26.68	(1.78)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.91	[2]	0.98	1.07	1.05	1.04 [3]	0.89
Gross operating expenses	0.91	[2]	0.98	1.15	1.25	1.49	1.32
Net investment income	1.02	[2]	0.87	1.01	0.62	1.05	1.20
Portfolio turnover rate	31	[1]	57	74	85	181	131
Net assets, end of period ($ x 1,000,000)	110		95	29	20	18	17

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

70 See financial notes

Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.5%		Common Stock	94,544	109,571
0.6%		Short-Term Investment	588	588

100.1%		Total Investments	95,132	110,159
(0	.1)%	Other Assets and Liabilities, Net		(76)

100.0%		Total Net Assets		110,083

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.5% of net assets

Banks 20.1%

1st Source Corp.	11,000	272
Bancfirst Corp.	2,000	86
Bank of Hawaii Corp.	20,400	1,079
City Holding Co.	11,900	452
Comerica, Inc.	77,100	4,773
Commerce Bancshares, Inc.	105,378	4,989
KeyCorp	130,000	4,638
PNC Financial Services Group, Inc.	73,100	5,417
WesBanco, Inc.	14,300	419

		22,125

Diversified Financials 48.7%

A.G. Edwards, Inc.	11,900	862
Advanta Corp., Class B Class B	22,500	1,031
American Express Co.	83,600	5,072
Ameriprise Financial, Inc.	94,000	5,590
Bank of America Corp.	94,100	4,790
Citigroup, Inc.	21,000	1,126
Federated Investors, Inc., Class B	90,000	3,434
Franklin Resources, Inc.	45,000	5,909
JPMorgan Chase & Co.	108,200	5,637
Mellon Financial Corp.	41,100	1,765
Merrill Lynch & Co., Inc.	19,700	1,778
Moody’s Corp.	81,800	5,409
Morgan Stanley	22,500	1,890
Northern Trust Corp.	72,900	4,589
State Street Corp.	60,900	4,194
SWS Group, Inc.	20,000	520

		53,596

Insurance 28.6%

American Financial Group, Inc.	21,750	767
American Physicians Capital, Inc. *	8,250	326
Assurant, Inc.	17,100	984
Genworth Financial, Inc., Class A	117,700	4,295
Lincoln National Corp.	38,700	2,754
Loews Corp.	69,300	3,279
MetLife, Inc.	51,000	3,351
Nationwide Financial Services, Inc., Class A	41,000	2,342
Principal Financial Group, Inc.	53,500	3,397
Prudential Financial, Inc.	17,600	1,672
SAFECO Corp.	10,600	707
The Allstate Corp.	1,800	112
The Chubb Corp.	47,400	2,552
The Hartford Financial Services Group, Inc.	21,400	2,166
The Travelers Cos., Inc.	40,100	2,169
W. R. Berkley Corp.	19,125	621

		31,494

Real Estate 2.1%

CB Richard Ellis Group, Inc., Class A *	69,600	2,356

Total Common Stock (Cost $94,544)		109,571

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.6% of net assets

Bank of America, London Time Deposit
5.03%, 05/01/07	588	588

Total Short-Term Investment (Cost $588)		588

End of Investments.

At 04/30/07 the tax basis cost of the fund’s investments was $95,177 and the unrealized appreciation and depreciation were $15,542 and ($560), respectively, with a net unrealized appreciation of $14,982.

*	Non-income producing security.

See financial notes 71

Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $95,132)		$110,159
Receivables:
Fund shares sold		115
Dividends	+	36

Total assets		110,310

Liabilities
Payables:
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		2
Fund shares redeemed		203
Accrued expenses	+	17

Total liabilities		227

Net Assets
Total assets		110,310
Total liabilities	−	227

Net assets		$110,083
Net Assets by Source
Capital received from investors		93,578
Net investment income not yet distributed		294
Net realized capital gains		1,184
Net unrealized capital gains		15,027

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$110,083		6,651		$16.55

72 See financial notes

Schwab Financial Services Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$992
Interest	+	16

Total Investment Income		1,008

Net Realized Gains and Losses
Net realized gains on investments		1,229

Net Unrealized Gains and Losses
Net unrealized gains on investments		5,269

Expenses
Investment adviser and administrator fees		281
Transfer agent and shareholder service fees		130
Registration fees		19
Portfolio accounting fees		16
Professional fees		14
Shareholder reports		6
Custodian fees		4
Trustees’ fees		3
Other expenses	+	2

Total expenses		475

Increase in Net Assets from Operations
Total investment income		1,008
Net expenses	−	475

Net investment income		533
Net realized gains		1,229
Net unrealized gains	+	5,269

Increase in net assets from operations		$7,031

See financial notes 73

Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$533	$557
Net realized gains		1,229	1,188
Net unrealized gains	+	5,269	5,742

Increase in net assets from operations		7,031	7,487

Distributions Paid
Distributions from net investment income		704	264
Distributions from net realized gains	+	1,228	1,580

Total distributions paid		$1,932	$1,844

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		1,623	$26,166	5,038	$75,696
Shares Reinvested		108	1,727	114	1,645
Shares Redeemed	+	(1,127)	(18,166)	(1,089)	(16,334)

Net transactions in fund shares		604	$9,727	4,063	$61,007

Shares Outstanding and Net Assets

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,047	$95,257	1,984	$28,607
Total increase	+	604	14,826	4,063	66,650

End of period		6,651	$110,083	6,047	$95,257

Net investment income not yet distributed			$294		$465

74 See financial notes

Schwab Health Care Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/1/02–	11/1/01–
	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	15.05		14.03	10.78	8.43	7.12	9.00

Income or loss from investment operations:
Net investment income or loss	0.02		(0.01)	(0.02)	(0.06)	0.01	0.03
Net realized and unrealized gains or losses	1.62		1.03	3.27	2.41	1.33	(1.90)

Total income or loss from investment operations	1.64		1.02	3.25	2.35	1.34	(1.87)
Less distributions:
Distributions from net investment income	—		—	—	—	(0.03)	(0.01)
Distributions from net realized gains	(0.13)		—	—	—	—	—

Total distributions	(0.13)		—	—	—	(0.03)	(0.01)

Net asset value at end of period	16.56		15.05	14.03	10.78	8.43	7.12

Total return (%)	11.01	[1]	7.27	30.15	27.88	18.96	(20.84)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	[2]	0.84	0.89	1.04	1.04	0.89
Gross operating expenses	0.82	[2]	0.84	0.89	1.07	1.34	1.18
Net investment income or loss	0.25	[2]	(0.07)	(0.28)	(0.73)	0.13	0.25
Portfolio turnover rate	21	[1]	76	42	105	200	99
Net assets, end of period ($ x 1,000,000)	708		611	397	54	25	21

*	Unaudited.
[1]	Not annualized.
[2]	Annualized.

See financial notes 75

Schwab Health Care Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

97.5%		Common Stock	575,137	690,361
	—%	Rights	—	—
2.8%		Short-Term Investments	19,357	19,357

100.3%		Total Investments	594,494	709,718
0.5%		Collateral Invested for Securities on Loan	3,820	3,820
(0	.8)%	Other Assets and Liabilities, Net		(5,568)

100.0%		Total Net Assets		707,970

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 97.5% of net assets

Health Care Equipment & Services 42.0%

Aetna, Inc.	400,000	18,752
American Dental Partners, Inc. *	22,500	481
AmerisourceBergen Corp.	310,000	15,497
Analogic Corp.	40,000	2,452
Apria Healthcare Group, Inc. *	20,000	635
Baxter International, Inc.	745,700	42,229
Becton Dickinson & Co. (b)	416,600	32,782
Cardinal Health, Inc.	50,000	3,498
Chemed Corp.	15,000	755
CIGNA Corp. (b)	180,000	28,006
CONMED Corp. *	55,000	1,668
Coventry Health Care, Inc. *	80,000	4,626
Dade Behring Holdings, Inc.	120,000	5,893
Datascope Corp.	5,000	185
Edwards Lifesciences Corp. *	50,000	2,450
Express Scripts, Inc. *	150,000	14,332
Hospira, Inc. *	40,000	1,622
Humana, Inc. *	124,300	7,861
IMS Health, Inc.	400,000	11,732
Kinetic Concepts, Inc. *	25,000	1,250
Laboratory Corp. of America Holdings *	43,200	3,410
Lincare Holdings, Inc. *	25,000	986
Magellan Health Services, Inc. *	161,800	6,941
McKesson Corp.	600,000	35,298
MedCath Corp. *	42,300	1,257
Medtronic, Inc.	200,000	10,586
Mentor Corp. (a)	100,000	3,891
Synovis Life Technologies, Inc. *	25,000	321
WellPoint, Inc. *	310,000	24,481
Zimmer Holdings, Inc. *	150,000	13,572

		297,449

Pharmaceuticals & Biotechnology 55.5%

Abbott Laboratories	190,000	10,758
Accelrys, Inc. *	140,000	913
Alpharma, Inc., Class A *	675,000	16,402
Applied Biosystems Group - Applera Corp.	850,000	26,554
Bio-Rad Laboratories, Inc., Class A *	30,000	2,123
Biogen Idec, Inc. (b) *	450,800	21,282
Bristol-Myers Squibb Co.	225,000	6,493
Eli Lilly and Co.	450,000	26,608
Forest Laboratories, Inc. *	385,000	20,486
Gilead Sciences, Inc. *	220,000	17,978
Johnson & Johnson (b)	500,000	32,110
King Pharmaceuticals, Inc. *	1,400,000	28,630
Lexicon Pharmaceuticals, Inc. *	25,000	88
Merck & Co. Inc. (b)	741,100	38,122
MGI Pharma, Inc. *	250,000	5,505
Millennium Pharmaceuticals, Inc. *	50,000	554
PerkinElmer, Inc.	575,000	13,915
Pfizer, Inc.	1,430,000	37,838
Regeneron Pharmaceuticals, Inc. *	100,000	2,720
Schering-Plough Corp.	1,400,000	44,422
Sciele Pharma, Inc. *	50,000	1,236
Valeant Pharmaceuticals International *	35,000	631
Varian, Inc. *	10,000	580
ViaCell, Inc. *	60,000	376
ViroPharma, Inc. *	75,000	1,131
Waters Corp. *	78,000	4,636
Watson Pharmaceuticals, Inc. *	600,000	16,380
Wyeth	260,200	14,441

		392,912

Total Common Stock (Cost $575,137)		690,361

Rights 0.0% of net assets

Pharmaceuticals & Biotechnology 0.0%

OSI Pharmaceuticals, Inc. *	458	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.8% of net assets

Commercial Paper & Other Obligations 2.7%

Bank of America, London Time Deposit
5.03%, 05/01/07	18,750	18,750

76 See financial notes

Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wells Fargo, Grand Cayman Time Deposit
5.03%, 05/01/07	408	408

		19,158

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
5.05%, 06/14/07	200	199

Total Short-Term Investments (Cost $19,357)		19,357

End of Investments.

Collateral Invested for Securities on Loan 0.5% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	3,820,327	3,820

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $594,789, and the unrealized appreciation and depreciation were $119,167 and ($4,238), respectively, with a net unrealized appreciation of $114,929.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/16/07	60	4,465	119

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes 77

Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $3,617 (cost $594,494)		$709,718
Collateral invested for securities on loan		3,820
Receivables:
Investments sold		8,017
Fund shares sold		2,793
Dividends		176
Interest		3
Prepaid expenses	+	1

Total assets		724,528

Liabilities
Collateral for securities on loan		3,820
Payables:
Investments bought		12,048
Investment adviser and administrator fees		32
Transfer agent and shareholder services fees		15
Fund shares redeemed		555
Due to brokers for futures		41
Accrued expenses	+	47

Total liabilities		16,558

Net Assets
Total assets		724,528
Total liabilities	−	16,558

Net assets		$707,970
Net Assets by Source
Capital received from investors		582,983
Net investment income not yet distributed		760
Net realized capital gains		8,884
Net unrealized capital gains		115,343

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$707,970		42,741		$16.56

78 See financial notes

Schwab Health Care Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$3,118
Interest		182
Securities on loan	+	2

Total Investment Income		3,302

Net Realized Gains and Losses
Net realized gains on investments		9,261
Net realized gains on futures contracts	+	337

Net realized gains		9,598

Net Unrealized Gains and Losses
Net unrealized gains on investments		56,321
Net unrealized losses on futures contracts	+	(202)

Net unrealized gains		56,119

Expenses
Investment adviser and administrator fees		1,653
Transfer agent and shareholder service fees		773
Shareholder reports		32
Registration fees		30
Portfolio accounting fees		21
Professional fees		15
Custodian fees		9
Trustees’ fees		4
Other expenses	+	5

Total expenses		2,542

Increase in Net Assets from Operations
Total investment income		3,302
Net expenses	−	2,542

Net investment gain		760
Net realized gains		9,598
Net unrealized gains	+	56,119

Increase in net assets from operations		$66,477

See financial notes 79

Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income or losses		$760	($404)
Net realized gains		9,598	8,957
Net unrealized gains	+	56,119	19,048

Increase in net assets from operations		66,477	27,601

Distributions Paid
Distributions from net realized gains		$5,277	$-

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		8,426	$132,179	26,841	$397,961
Shares Reinvested		318	4,816	—	—
Shares Redeemed	+	(6,628)	(101,476)	(14,502)	(211,167)

Net transactions in fund shares		2,116	$35,519	12,339	$186,794

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,625	$611,251	28,286	$396,856
Total increase	+	2,116	96,719	12,339	214,395

End of period		42,741	$707,970	40,625	$611,251

Net investment income not yet distributed			$760		$-

80 See financial notes

Schwab Technology Fundtm

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	04/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	5.29		4.88	4.42	4.32	2.90	3.86

Income or loss from investment operations:
Net investment loss	(0.02)		(0.03)	(0.01)	(0.04)	(0.02)	(0.02)
Net realized and unrealized gains or losses	0.22		0.44	0.47	0.14	1.44	(0.94)

Total income or loss from investment operations	0.20		0.41	0.46	0.10	1.42	(0.96)

Net asset value at end of period	5.49		5.29	4.88	4.42	4.32	2.90

Total return (%)	3.78	[1]	8.40	10.41	2.31	48.97	(24.87)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.94	[2]	0.95	0.97	1.02 [3]	1.04	0.89
Gross operating expenses	0.94	[2]	0.95	0.97	1.02	1.25	1.15
Net investment loss	(0.53)[2]		(0.48)	(0.23)	(0.78)	(0.65)	(0.57)
Portfolio turnover rate	41	[1]	86	89	109	165	117
Net assets, end of period ($ x 1,000,000)	65		71	53	49	43	26

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio of net operating expenses would have been 1.01% if interest expense had not been included.

See financial notes 81

Schwab Technology Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.2%		Common Stock	53,783	63,498
1.9%		Short-Term Investments	1,238	1,238

100.1%		Total Investments	55,021	64,736
2.2%		Collateral Invested for Securities on Loan	1,449	1,449
(2	.3)%	Other Assets and Liabilities, Net		(1,512)

100.0%		Total Net Assets		64,673

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.2% of net assets

Retailing 2.9%

eBay, Inc. *	55,000	1,867

Semiconductors & Semiconductor Equipment 15.1%

Advanced Energy Industries, Inc. *	25,000	612
Applied Materials, Inc.	45,000	865
Asyst Technologies, Inc. *	13,000	93
Credence Systems Corp. *	95,000	352
Intel Corp.	125,000	2,687
International Rectifier Corp. *	7,500	265
KLA-Tencor Corp.	10,000	556
MEMC Electronic Materials, Inc. *	25,000	1,372
National Semiconductor Corp.	14,600	384
Novellus Systems, Inc. *	56,500	1,829
Silicon Storage Technology, Inc. *	31,100	128
Teradyne, Inc. *	5,000	87
Texas Instruments, Inc.	7,500	258
Xilinx, Inc. (a)	10,000	295

		9,783

Software & Services 41.9%

Authorize.Net Holdings, Inc. *	60,000	1,058
BMC Software, Inc. *	100,000	3,237
CA, Inc.	25,700	701
Cadence Design Systems, Inc. *	110,400	2,451
Convergys Corp. *	14,000	354
Covansys Corp. *	3,200	107
Electronic Arts, Inc. *	30,000	1,512
Electronic Data Systems Corp.	111,000	3,246
FactSet Research Systems, Inc.	15,000	923
Global Payments, Inc.	53,900	2,047
Google, Inc., Class A *	1,500	707
Microsoft Corp.	130,000	3,892
Oracle Corp. *	60,000	1,128
SonicWALL, Inc. *	77,000	628
Sybase, Inc. *	59,700	1,444
Sykes Enterprises, Inc. *	23,900	441
Synopsys, Inc. *	71,600	1,980
TIBCO Software, Inc. *	10,000	91
Total System Services, Inc. (a)	37,500	1,165

		27,112

Technology Hardware & Equipment 38.3%

Agilent Technologies, Inc. *	28,400	976
Apple, Inc. *	15,000	1,497
Avaya, Inc. *	77,300	999
C-COR, Inc. *	10,000	123
Cisco Systems, Inc. (b) *	166,100	4,441
Corning, Inc. *	25,000	593
Dolby Laboratories, Inc., Class A *	4,600	163
Harris Corp.	17,600	904
Hewlett-Packard Co.	100,000	4,214
International Business Machines Corp.	42,000	4,293
Methode Electronics, Inc.	12,300	185
Mettler-Toledo International, Inc. *	1,600	156
NCR Corp. *	19,000	958
Network Appliance, Inc. *	15,000	558
QLogic Corp. *	7,100	127
QUALCOMM, Inc.	10,000	438
Sun Microsystems, Inc. *	140,800	735
Tollgrade Communications, Inc. *	6,600	79
Trimble Navigation Ltd. *	6,000	172
Xerox Corp. (b) *	168,900	3,125

		24,736

Total Common Stock (Cost $53,783)		63,498

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.9% of net assets

Commercial Paper & Other Obligations 1.8%

Bank of America, London Time Deposit
5.03%, 05/01/07	1,198	1,198

82 See financial notes

Schwab Technology Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
5.01%, 06/14/07	40	40

Total Short-Term Investments (Cost $1,238)		1,238

End of Investments.

Collateral Invested for Securities on Loan 2.2% of net assets

State Street Navigator Security Lending Prime Portfolio	1,448,750	1,449

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $55,033, and the unrealized appreciation and depreciation were $10,411 and ($708), respectively, with a net unrealized appreciation of $9,703.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	5	372	18

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes 83

Schwab Technology Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1,387 (cost $55,021)		$64,736
Collateral invested for securities on loan		1,449
Receivables:
Fund shares sold	+	56

Total assets		66,241

Liabilities
Collateral for securities on loan		1,449
Payables:
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		1
Fund shares redeemed		96
Due to brokers for futures		3
Accrued expenses	+	16

Total liabilities		1,568

Net Assets
Total assets		66,241
Total liabilities	−	1,568

Net assets		$64,673
Net Assets by Source
Capital received from investors		90,027
Distributions in excess of net investment income		(186)
Net realized capital losses		(34,901)
Net unrealized capital gains		9,733

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$64,673		11,771		$5.49

84 See financial notes

Schwab Technology Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$110
Interest		27
Securities on loan	+	4

Total Investment Income		141

Net Realized Gains and Losses
Net realized gains on investments		1,450
Net realized gains on futures contracts	+	23

Net realized gains		1,473

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,214
Net unrealized gains on futures contracts	+	18

Net unrealized gains		1,232

Expenses
Investment Adviser and administrator fees		188
Transfer agent and shareholder service fees:		87
Portfolio accounting fees		16
Professional fees		14
Registration fees		10
Custodian fees		4
Shareholder reports		4
Trustees’ fees		3
Other expenses	+	1

Total expenses		327

Increase in Net Assets from Operations
Total investment income		141
Net expenses	−	327

Net investment loss		(186)
Net realized gains		1,473
Net unrealized gains	+	1,232

Increase in net assets from operations		$2,519

See financial notes 85

Schwab Technology Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment losses		($186)	($339)
Net realized gains		1,473	2,503
Net unrealized gains	+	1,232	1,658

Increase in net assets from operations		$2,519	$3,822

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		1,861	$9,987	7,995	$41,697
Shares Redeemed	+	(3,519)	(18,883)	(5,489)	(27,733)

Net transactions in fund shares		(1,658)	($8,896)	2,506	$13,964

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,429	$71,050	10,923	$53,264
Total increase or decrease	+	(1,658)	(6,377)	2,506	17,786

End of period		11,771	$64,673	13,429	$71,050

Distributions in excess of net investment income			($186)		$-

86 See financial notes

Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
 Schwab S&P 500 Index Fund
Schwab Institutional Select® S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The Schwab Premier Equity Fund and the Schwab Large-Cap Growth Fund commenced operations on March 21, 2005 and October 3, 2005, respectively. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

 87

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Short Sale: Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it

88

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 89

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures

3. Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Average daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

First $500 million	0.91%	0.54%	0.775%	0.87%	0.975%	1.675%
Over $500 million	0.885%	0.49%	0.77%	0.85%	0.93%	1.65%
Over $1 billion	0.860%	n/a	0.76%	0.83%	0.91%	1.63%
Over $2 billion	n/a	n/a	n/a	0.81%	n/a	n/a

	Financial	Health	Technology
Average daily net assets	Services Fund	Care Fund	Fund

First $500 million	0.54%	0.54%	0.54%
Over $500 million	0.515%	0.52%	0.515%
Over $1 billion	0.490%	0.490%	0.490%
Over $2 billion	n/a	n/a	n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%

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Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Investor Shares	1.30%	0.75%	1.10%	1.20%	1.30%	2.00%**
Select Shares*	1.15%	n/a	0.95%	0.99%	1.12%	1.77%**

	Financial	Health	Technology
	Services Fund	Care Fund	Fund

Investor Shares	1.10%	1.10%	1.10%
Select Shares*	n/a	n/a	n/a

*	Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.
**	Excluding dividend and interest paid on securities sold short.

The Schwab Target Funds invest portions of their portfolios in certain Schwab Active Equity Funds. The table below reflects the percentage of each Active Equity Fund’s shares owned by the Target Funds as of April 30, 2007.

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Target 2010	—	1.2%	0.3%	—	0.6%	—
Target 2020	—	1.9%	0.6%	—	1.0%	—
Target 2030	—	1.5%	0.4%	—	0.8%	—
Target 2040	—	1.0%	0.3%	—	0.6%	—
Retirement Income	—	—	0.4%	—	—	—

	Financial	Health	Technology
	Services Fund	Care Fund	Fund

Schwab Target Funds:
Target 2010	—	—	—
Target 2020	—	—	—
Target 2030	—	—	—
Target 2040	—	—	—
Retirement Income	—	—	—

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Premier Equity Fund	$12,023
Core Equity Fund	5,521
Dividend Equity Fund	62
Large-Cap Growth Fund	5,394
Small-Cap Equity Fund	3,957
Hedged Equity Fund	—
Financial Services Fund	—
Health Care Fund	2,596
Technology Fund	—

 91

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

Weighted
	Amount		Average
	Outstanding	Average	Interest
Fund	at 04/30/07	Borrowing*	Rate*(%)

Financial Services Fund	—	50,000	5.55

*	Based on the number of days for which the borrowing is outstanding.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of	Sales/Maturities
	Securities	of Securities

Premier Equity Fund	$653,781	$614,514
Core Equity Fund	642,120	139,626
Dividend Equity Fund	591,952	122,327
Large-Cap Growth Fund	268,941	39,787
Small-Cap Equity Fund	720,052	345,645
Hedged Equity Fund	997,838	439,212
Financial Services Fund	40,814	32,463
Health Care Fund	157,401	132,688
Technology Fund	28,213	37,198

5.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% redemption fee on shares held less than 30 days. Such

92

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

5. Redemption Fee (continued):

amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 – 04/30/07)	(11/01/05 – 10/31/06)

Premier Equity Fund
Investor Shares	$9	$38
Select Shares	4	42
Core Equity Fund	27	66
Dividend Equity Fund
Investor Shares	25	19
Select Shares	14	20
Large-Cap Growth Fund
Investor Shares	6	5
Select Shares	1	2
Small-Cap Equity Fund
Investor Shares	19	34
Select Shares	9	16
Hedged Equity Fund
Investor Shares	9	32
Select Shares	26	29
Financial Services Fund	5	11
Health Care Fund	18	42
Technology Fund	2	5

6.	Borrowing:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians.  The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for the funds during the period.

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expire	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

2009	—	—	—	—	—	—
2010	—	—	—	—	—	—
2011	—	—	—	—	—	—
2012	—	—	—	—	—	—
2013	$546	—	—	$158	—
2014	25	—	—	2,674	—	$22,535
Total	$571	—	—	$2,832	—	$22,535

 93

Schwab Active Equity Funds

Financial Notes, unaudited (continued)

	Financial	Health	Technology
Expire	Services Fund	Care Fund	Fund

2009	—	—	$11,530
2010	—	—	18,148
2011	—	—	6,697
2012	—	—	—
2013	—	—	—
2014	—	—	—
Total	—	—	$36,375

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the Funds had aggregate deferred realized capital losses as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Deferred capital losses	$—	$—	$—	$—	$—	$—
Capital losses utilized	—	$3,858	—	—	—	—

	Financial	Health	Technology
	Services Fund	Care Fund	Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	—	$4,254	—

94

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

 95

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

96

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

 97

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

98

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

 99

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR27230-04

Schwab Equity Index Funds

Semiannual Report
April 30, 2007

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000.We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	8.47%
Select Shares® (Ticker Symbol: SWPPX)	8.56%
e.Shares (Ticker Symbol: SWPEX)[1]	8.53%
Benchmark: S&P 500® Index	8.60%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	8.52%

Benchmark: S&P 500® Index	8.60%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	8.75%
Select Shares® (Ticker Symbol: SNXSX)	8.81%
Benchmark: Schwab 1000 Index®	9.04%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	8.92%
Select Shares® (Ticker Symbol: SWSSX)	9.02%
Benchmark: Schwab Small-Cap Index®	9.01%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	8.80%
Select Shares® (Ticker Symbol: SWTSX)	8.86%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	9.06%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	13.30%
Select Shares® (Ticker Symbol: SWISX)	13.39%
Benchmark: Schwab International Index®	14.46%

Performance Details	pages 16-17

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2  Schwab Equity Index Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the semiannual report for the Schwab Equity Index Funds for the six-month period ended April 30, 2007. These funds are part of the Schwab Funds Family, comprising over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds to help you meet your specific investment goals.

Since I last wrote to you, we have added to our Schwab Funds offering with the April 2, 2007 launch of three Schwab Fundamental Indextm Funds. These three funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

In addition, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007, provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and ervices that can help you succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4  Schwab Equity Index Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  5

Schwab S&P 500 Index Fund

Larry Mano, (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab S&P 500 Index Fund Investor Shares returned 8.47% for the period, tracking its benchmark, the S&P 500 Index, which was up 8.60%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group standpoint, Energy, Materials, and Utilities were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, Chevron Corporation, and General Electric Company. Industry groups that appreciated the least during the period included Banks, Communication Services and Supplies, and Retailing. Positions in Office Depot, Inc., Best Buy Co., Inc., and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	498
Weighted Average
Market Cap

($ x 1,000,000)	$100,830

Price/Earnings Ratio (P/E)	17.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Financials	21.5%

Information Technology	15.2%

Health Care	12.2%

Industrials	11.1%

Consumer Discretionary	10.1%

Energy	10.0%

Consumer Staples	9.6%

Utilities	3.7%

Telecommunication Services	3.6%

Materials	3.0%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.4%

General Electric Co.	2.9%

Citigroup, Inc.	2.0%

Microsoft Corp.	2.0%

AT&T, Inc.	1.8%

Bank of America Corp.	1.7%

The Procter & Gamble Co.	1.6%

Pfizer, Inc.	1.4%

Johnson & Johnson	1.4%
American International Group,

Inc.	1.4%

Total	19.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.

6  Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (5/1/96)	8.47%	14.95%	8.23%	7.70%	9.11%
Select Shares (5/19/97)	8.56%	15.13%	8.42%	n/a	7.48%
e.Shares (5/1/96)	8.53%	15.06%	8.35%	7.79%	9.22%
Benchmark: S&P 500® Index	8.60%	15.24%	8.54%	8.04%	(5/1/96) 9.49%
					(5/19/97) 7.64%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(5/1/96) 8.49%
					(5/19/97) 7.25%

Fund Expense Ratios3: Investor Shares: 0.36% / Select Shares4: Net 0.19%; Gross 0.21% / e.Shares3: 0.21%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	8.23%	14.69%	7.72%	7.26%	8.67%
Post-Liquidation (shares were sold)	5.81%	10.04%	6.83%	6.52%	7.85%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.29%	14.84%	7.94%	n/a	7.02%
Post-Liquidation (shares were sold)	5.90%	10.19%	7.05%	n/a	6.32%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	8.26%	14.78%	7.88%	7.35%	8.77%
Post-Liquidation (shares were sold)	5.88%	10.14%	6.99%	6.62%	7.95%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	6.51%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	6.16%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds  7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

Schwab Institutional Select S&P 500 Fund returned 8.52%, tracking its benchmark, the S&P 500 Index, which was up 8.60% for the period. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group standpoint, Energy, Materials, and Utilities were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, Chevron Corporation, and General Electric Company. Industry groups that appreciated the least during the period included Banks, Communication Services and Supplies, and Retailing. Positions in Office Depot, Inc., Best Buy Co., Inc., and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	511
Weighted Average
Market Cap

($ x 1,000,000)	$100,627

Price/Earnings Ratio (P/E)	17.5

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	21.4%

Health Care	12.2%

Industrials	11.0%

Consumer Discretionary	10.3%

Energy	10.1%

Consumer Staples	9.4%

Utilities	3.7%

Telecommunication Services	3.6%

Materials	3.0%

Information Technology	15.1%

Other	0.2%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.5%

General Electric Co.	2.8%

Citigroup, Inc.	2.0%

Microsoft Corp.	1.9%

AT&T, Inc.	1.8%

Bank of America Corp.	1.7%

The Procter & Gamble Co.	1.5%

Pfizer, Inc.	1.5%

Johnson & Johnson	1.4%

JPMorgan Chase & Co.	1.4%

Total	19.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	8.52%	15.23%	8.47%	3.33%
Benchmark: S&P 500® Index	8.60%	15.24%	8.54%	3.43%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	4.07%

Fund Expense Ratios3: Net 0.10%; Gross 0.23%

 Average Annual Total Returns After Tax1,2

	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	8.24%	14.94%	8.00%	2.89%
Post-Liquidation (shares were sold)	5.80%	10.18%	7.08%	2.60%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab 1000 Index Fund Investor Shares returned 8.75% for the period, trailing its benchmark, the Schwab 1000 Index, which returned 9.04%. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States. The Schwab 1000 Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Utilities, Energy, and Health Care Equipment and Services were among the top performers. Better performing stocks for the period included Exxon Mobil Corporation, AT&T, Inc., and Chevron Corporation. Industry groups that appreciated the least during the report period included Banks, Food and Staples Retailing, and Transportation. Positions in Bank of America Corporation, Starbucks Corporation, and Motorola, Inc. detracted from returns.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	955
Weighted Average
Market Cap

($ x 1,000,000)	$89,041

Price/Earnings Ratio (P/E)	17.6

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	22.2%

Information Technology	14.8%

Health Care	11.8%

Consumer Discretionary	11.4%

Industrials	10.7%

Energy	9.5%

Consumer Staples	9.4%

Utilities	3.5%

Telecommunication Services	3.4%

Materials	3.3%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.9%

General Electric Co.	2.4%

Microsoft Corp.	1.8%

Citigroup, Inc.	1.7%

AT&T Corp.	1.5%

Bank of America Corp.	1.4%

The Procter & Gamble Co.	1.3%

Wal-Mart Stores, Inc.	1.2%

Pfizer, Inc.	1.2%

Johnson & Johnson	1.2%

Total	16.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (4/2/91)	8.75%	14.74%	8.69%	8.26%	10.97%
Select Shares (5/19/97)	8.81%	14.89%	8.83%	n/a	8.00%
Benchmark: Schwab 1000 Index®	9.04%	15.17%	9.07%	8.63%	(4/2/91) 11.37%
					(5/19/97) 8.22%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	7.78%	(4/2/91) 10.55%
					(5/19/97) 7.25%

Fund Expense Ratios3: Investor Shares: 0.49% / Select Shares: 0.34%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	8.54%	14.53%	8.31%	7.90%	10.48%
Post-Liquidation (shares were sold)	5.94%	9.84%	7.34%	7.10%	9.69%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.58%	14.65%	8.42%	n/a	7.60%
Post-Liquidation (shares were sold)	6.01%	9.98%	7.44%	n/a	6.83%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	6.51%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	6.16%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Index Fund Investor Shares returned 8.92% for the report period, closely tracking its benchmark, the Schwab Small-Cap Index, which returned 9.01%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States. The index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. For the report period, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Food Beverage and Tobacco, Automobile and Components, and Energy were among the top performers. Stocks that performed well for the period included Steel Dynamics, Inc., AK Steel Holding Corporation, and NBTY, Inc. Industry groups that appreciated the least during the period were Diversified Financials, Pharmaceuticals and Biotechnology, and Banks.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	953
Weighted Average
Market Cap

($ x 1,000,000)	$1,816

Price/Earnings Ratio (P/E)	28.3

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	19.7%

Consumer Discretionary	17.0%

Information Technology	16.0%

Industrials	15.3%

Energy	8.6%

Health Care	8.6%

Materials	5.5%

Consumer Staples	3.8%

Utilities Telecommunication	3.7%

Services	1.0%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets 3

Steel Dynamics, Inc.	0.3%

Albemarle Corp.	0.3%

AGCO Corp.	0.3%

Navistar International Corp.	0.3%
Varian Semiconductor Equipment

Associates, Inc.	0.3%

Big Lots, Inc.	0.3%

Holly Corp.	0.3%
Boardwalk Pipeline Partners

LP	0.3%

Guess?, Inc.	0.3%
American Real Estate Partners

L.P.	0.3%

Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

12  Schwab Equity Index Funds

Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (12/3/93)	8.92%	9.68%	10.68%	10.54%	10.35%
Select Shares (5/19/97)	9.02%	9.86%	10.86%	n/a	9.99%
Benchmark: Schwab Small-Cap Index®	9.01%	9.92%	10.92%	11.22%	(12/3/93) 11.18%
					(5/19/97) 10.49%
Fund Category: Morningstar Small-Cap Blend	8.85%	7.49%	11.29%	11.88%	(12/3/93) 11.56%
					(5/19/97) 11.31%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	6.26%	7.00%	9.92%	9.51%	9.53%
Post-Liquidation (shares were sold)	7.61%	8.12%	9.01%	8.84%	8.89%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	6.30%	7.13%	10.05%	n/a	8.91%
Post-Liquidation (shares were sold)	7.67%	8.24%	9.14%	n/a	8.29%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	5.71%	4.23%	9.90%	10.17%	n/a
Post-Liquidation (shares were sold)	5.91%	5.15%	9.25%	9.73%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds  13

Schwab Total Stock Market Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the co-management of the fund.

The Schwab Total Stock Market Index Fund Investor Shares were up 8.80%, tracking its benchmark, the Dow Jones Wilshire 5000 Composite Index, which returned 9.06%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 7,000 stocks. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. For the report period, all sectors experienced positive returns, which benefited the fund. Among the top performing industry groups were Materials, Health Care Equipment and Services, and Utilities. Better performing securities included Exxon Mobil Corporation, General Electric Company, and AT&T, Inc. Conversely, Banks, Transportation, and Food and Staples Retailing appreciated the least during the report period. Stocks that detracted from the funds returns included Starbucks Corporation, Bank of America Corporation, and Wal-Mart Stores, Inc.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	2523
Weighted Average
Market Cap

($ x 1,000,000)	$79,606

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	21.4%

Information Technology	14.9%

Consumer Discretionary	12.3%

Health Care	11.4%

Industrials	11.1%

Energy	9.2%

Consumer Staples	8.5%

Utilities	3.6%

Materials Telecommunication	3.4%

Services	3.1%

Others	1.1%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.6%

General Electric Co.	2.0%

Microsoft Corp.	1.6%

Citigroup, Inc.	1.5%

AT&T, Inc.	1.3%

Bank of America Corp.	1.3%

The Procter & Gamble Co.	1.2%

Pfizer, Inc.	1.1%

Johnson & Johnson	1.0%

JPMorgan Chase & Co.	1.0%

Total	14.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized. Less than 1%.

[3]	This list is not a recommendation of any security by the investment adviser.

14  Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	8.80%	14.31%	9.30%	4.19%
Select Shares (6/1/99)	8.86%	14.46%	9.48%	4.34%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	9.06%	14.52%	9.67%	4.38%
Fund Category: Morningstar Large-Cap Blend	8.79%	13.20%	8.03%	3.86%

Fund Expense Ratios3: Investor Shares: 0.53% / Select Shares: 0.38%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	8.61%	14.12%	8.96%	3.88%
Post-Liquidation (shares were sold)	5.95%	9.55%	7.90%	3.44%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	8.65%	14.24%	9.05%	3.96%
Post-Liquidation (shares were sold)	6.02%	9.68%	7.98%	3.51%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	6.20%	10.39%	7.25%	n/a
Post-Liquidation (shares were sold)	4.95%	7.86%	6.51%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 as stated in the prospectus.

Schwab Equity Index Funds 15

Schwab International Index Fund®

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

The Schwab International Index Fund Investor Shares were up 13.30% for the period, tracking its benchmark, the Schwab International Index, which returned 14.46%. The Schwab International Index (the Index) is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transaction costs. Within the fund, Sweden, Germany, and the Netherlands were among the top contributors to total return. Sectors that performed well included Materials and Industrials. From an individual stock perspective, positions in ABN AMRO Holding N.V. and Siemens AG contributed to returns. On the downside, Japan and Hong Kong were among the countries that appreciated the least during the report period. In terms of sector performance, Health Care and Energy gained the least relative to other sectors. Positions in Novartis AG and AstraZeneca plc detracted from returns.

As of 4/30/07:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	23.0%

Japan	16.4%

France	11.3%

Germany	8.3%

Switzerland	7.3%

Canada	6.3%

Netherlands	4.6%

Spain	4.6%

Australia	4.5%

Italy	4.1%

Others	9.6%

Total	100.0%

 Statistics

Number of Holdings	355
Weighted Average
Market Cap

($ x 1,000,000)	$72,569

Price/Earnings Ratio (P/E)	15.6

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate[2]	3%

 Sector Weightings % of Investments

Financials	34.6%

Energy	9.0%

Consumer Discretionary	8.7%

Materials	8.1%

Consumer Staples	8.0%

Industrials	7.4%

Health Care	6.7%

Utilities Telecommunication	6.1%

Services	5.9%

Information Technology	4.7%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets3

BP plc	1.8%

HSBC Holdings plc	1.8%

Total S.A.	1.5%

Toyota Motor Corp.	1.4%

GlaxoSmithKline plc	1.4%

Netle S.A.-Reg’d	1.3%

Novartis AG-Reg’d	1.3%

Vodafone Group plc	1.3%

UBS AG-Reg	1.1%

Roche Holding AG	1.1%

Total	14.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

Schwab International Index Fund®

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/9/93)	13.30%	17.93%	15.26%	8.12%	7.96%
Select Shares (5/19/97)	13.39%	18.14%	15.47%	n/a	7.41%
Benchmark: Schwab International Index®	14.46%	19.17%	16.12%	8.72%	(9/9/93) 8.60%
					(5/19/97) 7.85%
Fund Category: Morningstar Foreign Large-Cap Blend	14.34%	16.69%	14.48%	7.99%	(9/9/93) 8.52%
					(5/19/97) 7.31%

Fund Expense Ratios3: Investor Shares: Net 0.69%; Gross 0.70% / Select Shares: Net 0.50%; Gross 0.55%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	12.69%	17.29%	14.59%	7.57%	7.43%
Post-Liquidation (shares were sold)	9.07%	12.10%	13.02%	6.82%	6.76%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	12.73%	17.45%	14.74%	n/a	6.81%
Post-Liquidation (shares were sold)	9.15%	12.25%	13.17%	n/a	6.13%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	11.07%	13.23%	13.57%	6.71%	n/a
Post-Liquidation (shares were sold)	8.53%	10.08%	12.13%	6.26%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2006 and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06 - 4/30/07

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.35%	$1,000	$1,084.70	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76
Select Shares®
Actual Return	0.19%	$1,000	$1,085.60	$0.98
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95
e.Shares®
Actual Return	0.20%	$1,000	$1,084.80	$1.03
Hypothetical 5% Return	0.20%	$1,000	$1,023.80	$1.00

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$1,085.20	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.30	$0.50

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.48%	$1,000	$1,087.50	$2.48
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41
Select Shares
Actual Return	0.33%	$1,000	$1,088.10	$1.71
Hypothetical 5% Return	0.33%	$1,000	$1,023.16	$1.66

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$1,089.20	$2.95
Hypothetical 5% Return	0.57%	$1,000	$1,021.97	$2.86
Select Shares
Actual Return	0.42%	$1,000	$1,090.20	$2.18
Hypothetical 5% Return	0.42%	$1,000	$1,022.71	$2.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/06	at 4/30/07	11/1/06 - 4/30/07

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.52%	$1,000	$1,088.00	$2.69
Hypothetical 5% Return	0.52%	$1,000	$1,022.22	$2.61
Select Shares
Actual Return	0.37%	$1,000	$1,088.60	$1.92
Hypothetical 5% Return	0.37%	$1,000	$1,022.96	$1.86

Schwab International Index Fund®
Investor Shares
Actual Return	0.68%	$1,000	$1,133.00	$3.60
Hypothetical 5% Return	0.68%	$1,000	$1,021.42	$3.41
Select Shares
Actual Return	0.50%	$1,000	$1,133.90	$2.65
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.47		18.79	17.61	16.36	13.79	16.45

Income or loss from investment operations:
Net investment income	0.19		0.34	0.34	0.23	0.20	0.20
Net realized and unrealized gains or losses	1.61		2.64	1.14	1.23	2.57	(2.68)

Total income or loss from investment operations	1.80		2.98	1.48	1.46	2.77	(2.48)
Less distributions:
Distributions from net investment income	(0.33)		(0.30)	(0.30)	(0.21)	(0.20)	(0.18)

Net asset value at end of period	22.94		21.47	18.79	17.61	16.36	13.79

Total return (%)	8.47	[1]	16.03	8.44	9.03	20.39	(15.32)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[2]	0.36	0.37	0.37	0.36	0.35
Gross operating expenses	0.35	[2]	0.36	0.40	0.45	0.46	0.46
Net investment income	1.71	[2]	1.57	1.74	1.35	1.45	1.21
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	3,909		3,685	3,666	3,849	3,510	2,760

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.56		18.88	17.68	16.41	13.83	16.50

Income or loss from investment operations:
Net investment income	0.21		0.37	0.36	0.26	0.24	0.22
Net realized and unrealized gains or losses	1.62		2.65	1.16	1.24	2.57	(2.69)

Total income or loss from investment operations	1.83		3.02	1.52	1.50	2.81	(2.47)
Less distributions:
Distributions from net investment income	(0.37)		(0.34)	(0.32)	(0.23)	(0.23)	(0.20)

Net asset value at end of period	23.02		21.56	18.88	17.68	16.41	13.83

Total return (%)	8.56	[1]	16.18	8.66	9.25	20.62	(15.20)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.20	[2]	0.21	0.25	0.30	0.31	0.31
Net investment income	1.88	[2]	1.74	1.92	1.53	1.63	1.37
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	4,217		4,038	3,938	4,119	3,692	3,029

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

20 See financial notes

Schwab S&P 500 Index Fund

Financial Highlights continued

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
e.Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.50		18.81	17.62	16.37	13.79	16.46

Income or loss from investment operations:
Net investment income	0.21		0.35	0.39	0.26	0.23	0.23
Net realized and unrealized gains or losses	1.60		2.67	1.11	1.21	2.56	(2.71)

Total income or loss from investment operations	1.81		3.02	1.50	1.47	2.79	(2.48)
Less distributions:
Distributions from net investment income	(0.37)		(0.33)	(0.31)	(0.22)	(0.21)	(0.19)

Net asset value at end of period	22.94		21.50	18.81	17.62	16.37	13.79

Total return (%)	8.48	[1]	16.25	8.58	9.10	20.55	(15.32)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[2]	0.21	0.24	0.28	0.28	0.28
Gross operating expenses	0.20	[2]	0.21	0.25	0.30	0.31	0.31
Net investment income	1.86	[2]	1.72	1.88	1.44	1.54	1.28
Portfolio turnover rate	1	[1]	3	4	3	3	8
Net assets, end of period ($ x 1,000,000)	256		241	220	249	246	220

*	Unaudited.
[1]	Not annualized.
[2]	Annualized.

See financial notes 21

Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	5,429,687	8,377,457
	—%	Short-Term Investment	1,491	1,491

99.9%		Total Investments	5,431,178	8,378,948
0.9%		Collateral Invested for Securities on Loan	72,616	72,616
(0	.8)%	Other Assets and Liabilities, Net		(69,568)

100.0%		Net Assets		8,381,996

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.6%

Other Securities	1,967,927	0.6	48,122

Banks 5.2%

U.S. Bancorp	1,134,532	0.5	38,971
Wachovia Corp.	1,202,870	0.8	66,807
Wells Fargo & Co.	2,136,976	0.9	76,696
Other Securities	5,417,271	3.0	250,314

		5.2	432,788

Capital Goods 8.8%

3M Co.	467,061	0.4	38,659
General Electric Co. (b)	6,503,767	2.8	239,729
The Boeing Co.	510,490	0.6	47,476
Tyco International Ltd.	1,292,015	0.5	42,158
United Technologies Corp.	647,334	0.5	43,456
Other Securities	5,068,426	4.0	325,701

		8.8	737,179

Commercial Services & Supplies 0.5%

Other Securities	1,153,419	0.5	44,241

Consumer Durables & Apparel 1.2%

Other Securities	2,354,261	1.2	101,708

Consumer Services 1.7%

Other Securities	3,134,780	1.7	138,288

Diversified Financials 10.4%

American Express Co.	782,434	0.6	47,470
Bank of America Corp.	2,871,232	1.7	146,146
Citigroup, Inc.	3,110,243	2.0	166,771
JPMorgan Chase & Co.	2,231,216	1.4	116,246
Merrill Lynch & Co., Inc.	568,790	0.6	51,322
Morgan Stanley	682,848	0.7	57,366
The Charles Schwab Corp. (c)	660,696	0.2	12,633
The Goldman Sachs Group, Inc.	260,167	0.7	56,875
Other Securities	3,667,550	2.5	219,737

		10.4	874,566

Energy 10.0%

Chevron Corp.	1,379,919	1.3	107,344
ConocoPhillips	1,037,904	0.9	71,979
Exxon Mobil Corp. (b)	3,600,831	3.4	285,834
Schlumberger Ltd.	755,559	0.7	55,783
Other Securities	6,302,418	3.7	319,899

		10.0	840,839

Food & Staples Retailing 2.4%

Wal-Mart Stores, Inc.	1,556,593	0.9	74,592
Other Securities	3,289,170	1.5	126,771

		2.4	201,363

Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	1,326,689	1.1	91,435
PepsiCo, Inc.	1,044,258	0.8	69,015
The Coca-Cola Co.	1,312,447	0.8	68,497
Other Securities	4,637,456	2.1	177,089

		4.8	406,036

Health Care Equipment & Services 4.1%

Medtronic, Inc.	721,996	0.5	38,215
UnitedHealth Group, Inc.	868,708	0.6	46,094
Other Securities	4,910,167	3.0	258,981

		4.1	343,290

Household & Personal Products 2.3%

The Procter & Gamble Co. (b)	2,013,070	1.5	129,461

22 See financial notes

Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	1,072,200	0.8	64,488

		2.3	193,949

Insurance 4.9%

American International Group, Inc.	1,663,332	1.4	116,283
Other Securities	5,362,424	3.5	294,913

		4.9	411,196

Materials 3.0%

Other Securities	4,953,111	3.0	255,178

Media 3.4%

Comcast Corp., Class A *	1,976,048	0.6	52,681
The Walt Disney Co.	1,345,276	0.6	47,058
Time Warner, Inc.	2,415,129	0.6	49,824
Other Securities	3,946,069	1.6	130,944

		3.4	280,507

Pharmaceuticals & Biotechnology 8.1%

Abbott Laboratories	977,375	0.7	55,339
Amgen, Inc. *	740,018	0.6	47,465
Eli Lilly and Co.	632,625	0.5	37,407
Johnson & Johnson	1,835,295	1.4	117,863
Merck & Co. Inc.	1,401,827	0.9	72,110
Pfizer, Inc.	4,537,857	1.4	120,072
Wyeth	861,882	0.6	47,834
Other Securities	4,346,923	2.0	180,352

		8.1	678,442

Real Estate 1.0%

Other Securities	1,156,391	1.0	82,182

Retailing 3.6%

The Home Depot, Inc.	1,284,313	0.6	48,637
Other Securities	6,245,982	3.0	251,209

		3.6	299,846

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	3,704,566	0.9	79,648
Other Securities	5,104,834	1.6	130,252

		2.5	209,900

Software & Services 5.5%

Google, Inc., Class A *	135,170	0.8	63,716
Microsoft Corp. (b)	5,496,763	2.0	164,573
Oracle Corp. *	2,550,731	0.6	47,954
Other Securities	6,134,020	2.1	188,330

		5.5	464,573

Technology Hardware & Equipment 6.9%

Apple, Inc. *	544,625	0.7	54,354
Cisco Systems, Inc. *	3,862,898	1.2	103,294
Hewlett-Packard Co.	1,761,058	0.9	74,211
International Business Machines Corp.	973,347	1.2	99,486
QUALCOMM, Inc.	1,048,358	0.6	45,918
Other Securities	11,772,216	2.3	200,474

		6.9	577,737

Telecommunication Services 3.6%

AT&T, Inc.	3,962,312	1.8	153,421
Verizon Communications, Inc.	1,868,151	0.9	71,326
Other Securities	3,805,424	0.9	78,309

		3.6	303,056

Transportation 1.7%

United Parcel Service, Inc., Class B	674,790	0.6	47,526
Other Securities	1,673,205	1.1	96,630

		1.7	144,156

Utilities 3.7%

Other Securities	6,562,327	3.7	308,315

Total Common Stock (Cost $5,429,687)			8,377,457

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.0% of net assets

Other Securities 5.05% , 06/14/07	1,500	—	1,491

Total Short-Term Investment (Cost $1,491)			1,491

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.9% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	72,615,970	0.9	72,616

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $5,479,319 and the unrealized appreciation and depreciation were $3,290,630 and ($391,001), respectively, with a net unrealized appreciation of $2,899,629.

See financial notes 23

Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	100	7,442	419

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see the complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

24 See financial notes

Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $69,892 (cost $5,431,178)		$8,378,948
Collateral invested for securities on loan		72,616
Receivables:
Investments sold		1,167
Dividends		6,806
Fund shares sold		5,692
Income from securities on loan		10
Prepaid expenses	+	18

Total assets		8,465,257

Liabilities
Collateral held for securities on loan		72,616
Payables:
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		116
Fund shares redeemed		8,299
Payable to custodian		1,812
Due to brokers for futures		68
Trustees’ fees		2
Accrued expenses	+	285

Total liabilities		83,261

Net Assets
Total assets		8,465,257
Total liabilities	−	83,261

Net assets		$8,381,996
Net Assets by Source
Capital received from investors		6,295,310
Net investment income not yet distributed		43,862
Net realized capital losses		(905,364)
Net unrealized capital gains		2,948,188

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,909,334		170,450		$22.94
Select Shares	$4,216,595		183,196		$23.02
e.Shares	$256,067		11,160		$22.94

See financial notes 25

Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $66 from affiliated issuer)		$82,916
Interest		642
Securities on loan	+	113

Total Investment Income		83,671

Net Realized Gains and Losses
Net realized gains on investments		5,865
Net realized gains on futures contracts	+	1,042

Net realized gains		6,907

Net Unrealized Gains and Losses
Net unrealized gains on investments		585,495
Net unrealized gains on futures contracts	+	30

Net unrealized gains		585,525

Expenses
Investment adviser and administrator fees		3,640
Transfer agent and shareholder service fees:
Investor Shares		4,719
Select Shares		2,044
e.Shares		122
Shareholder reports		145
Portfolio accounting fees		95
Custodian fees		82
Professional fees		39
Registration fees		26
Trustees’ fees		23
Overdraft expense		1
Other expenses	+	77

Total expenses		11,013
Expense reduction by adviser and Schwab	−	241

Net expenses		10,772

Increase in Net Assets from Operations
Total investment income		83,671
Net expenses	−	10,772

Net investment income		72,899
Net realized gains		6,907
Net unrealized gains	+	585,525

Increase in net assets from operations		$665,331

26 See financial notes

Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$72,899	$130,176
Net realized gains or losses		6,907	(93,757)
Net unrealized gains	+	585,525	1,136,153

Increase in net assets from operations		665,331	1,172,572

Distributions Paid

Distributions from net investment income
Investor Shares		57,248	57,584
Select Shares		68,517	67,949
e.Shares	+	4,038	3,805

Total distributions from net investment income		$129,803	$129,338

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		11,489	$252,170	17,732	$353,074
Select Shares		13,472	297,605	30,407	606,896
e.Shares	+	1,328	29,201	2,578	51,641

Total shares sold		26,289	$578,976	50,717	$1,011,611

Shares Reinvested
Investor Shares		2,499	$54,840	2,823	$55,000
Select Shares		2,752	60,597	3,056	59,681
e.Shares	+	169	3,715	177	3,443

Total shares reinvested		5,420	$119,152	6,056	$118,124

Shares Redeemed
Investor Shares		(15,169)	($334,349)	(44,003)	($874,140)
Select Shares		(20,312)	(447,718)	(54,785)	(1,094,191)
e.Shares	+	(1,562)	(34,389)	(3,222)	(63,959)

Total shares redeemed		(37,043)	($816,456)	(102,010)	($2,032,290)

Net transactions in fund shares		(5,334)	($118,328)	(45,237)	($902,555)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		370,140	$7,964,796	415,377	$7,824,117
Total increase or decrease	+	(5,334)	417,200	(45,237)	140,679

End of period		364,806	$8,381,996	370,140	$7,964,796

Net investment income not yet distributed			$43,862		$100,766

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	10.99		9.57	8.95	8.30	7.00	8.36

Income or loss from investment operations:
Net investment income	0.11		0.16	0.15	0.13	0.12	0.12
Net realized and unrealized gains or losses	0.82		1.39	0.62	0.64	1.30	(1.37)

Total income or loss from investment operations	0.93		1.55	0.77	0.77	1.42	(1.25)
Less distributions:
Distributions from net investment income	(0.17)		(0.13)	(0.15)	(0.12)	(0.12)	(0.11)

Net asset value at end of period	11.75		10.99	9.57	8.95	8.30	7.00

Total return (%)	8.52	[1]	16.39	8.64	9.36	20.65	(15.18)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.15	0.15	0.15
Gross operating expenses	0.23	[2]	0.28	0.33	0.35	0.36	0.37
Net investment income	2.01	[2]	1.84	1.82	1.56	1.65	1.38
Portfolio turnover rate	0	[1,3]	2	3	3	4	12
Net assets, end of period ($ x 1,000,000)	2,726		2,080	1,246	348	272	203

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	Less than 1%.

28 See financial notes

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.6%		Common Stock	2,297,870	2,713,796
0.2%		Short-Term Investments	6,188	6,188
	—%	Warrants	—	2

99.8%		Total Investments	2,304,058	2,719,986
7.1%		Collateral Invested for Securities on Loan	193,412	193,412
(6	.9)%	Other Assets and Liabilities, Net		(187,214)

100.0%		Net Assets		2,726,184

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 0.6%

Other Securities	635,600	0.6	15,522

Banks 5.1%

U.S. Bancorp	359,232	0.4	12,340
Wachovia Corp.	389,450	0.8	21,630
Wells Fargo & Co.	689,779	0.9	24,756
Other Securities	1,766,061	3.0	81,377

		5.1	140,103

Capital Goods 8.7%

3M Co.	149,112	0.4	12,342
General Electric Co. (a)	2,102,850	2.8	77,511
The Boeing Co.	163,876	0.5	15,240
Tyco International Ltd.	406,233	0.5	13,255
United Technologies Corp.	208,174	0.5	13,975
Other Securities	1,625,551	4.0	104,598

		8.7	236,921

Commercial Services & Supplies 0.5%

Other Securities	386,090	0.5	14,337

Consumer Durables & Apparel 1.2%

Other Securities	774,534	1.2	34,217

Consumer Services 1.7%

McDonald’s Corp.	252,334	0.5	12,183
Other Securities	768,554	1.2	33,083

		1.7	45,266

Diversified Financials 10.3%

American Express Co.	246,104	0.6	14,931
Bank of America Corp.	919,046	1.7	46,780
Citigroup, Inc. (a)	1,003,787	2.0	53,823
JPMorgan Chase & Co.	713,139	1.4	37,155
Merrill Lynch & Co., Inc.	180,676	0.6	16,302
Morgan Stanley	217,465	0.7	18,269
The Charles Schwab Corp. (b)	208,936	0.1	3,995
The Goldman Sachs Group, Inc. (a)	86,904	0.7	18,998
Other Securities	1,175,683	2.5	70,398

		10.3	280,651

Energy 10.1%

Chevron Corp.	445,172	1.3	34,630
ConocoPhillips	334,689	0.8	23,211
Exxon Mobil Corp.	1,190,414	3.5	94,495
Schlumberger Ltd.	240,657	0.6	17,768
Other Securities	2,076,736	3.9	105,336

		10.1	275,440

Food & Staples Retailing 2.3%

Wal-Mart Stores, Inc.	502,359	0.9	24,073
Other Securities	1,033,047	1.4	39,834

		2.3	63,907

Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	428,171	1.1	29,510
PepsiCo, Inc.	335,370	0.8	22,165
The Coca-Cola Co.	416,410	0.8	21,732
Other Securities	1,479,562	2.1	56,341

		4.8	129,748

Health Care Equipment & Services 4.0%

Medtronic, Inc.	235,277	0.5	12,453
UnitedHealth Group, Inc.	275,216	0.5	14,603
Other Securities	1,576,935	3.0	82,756

		4.0	109,812

See financial notes 29

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 2.3%

The Procter & Gamble Co.	647,307	1.5	41,628
Other Securities	356,795	0.8	21,246

		2.3	62,874

Insurance 4.8%

American International Group, Inc.	531,218	1.4	37,137
Other Securities	1,729,057	3.4	94,744

		4.8	131,881

Materials 3.0%

Other Securities	1,598,673	3.0	81,977

Media 3.4%

Comcast Corp., Class A *	637,597	0.6	16,998
The Walt Disney Co.	428,478	0.6	14,988
Time Warner, Inc.	814,131	0.6	16,796
Other Securities	1,388,153	1.6	44,945

		3.4	93,727

Pharmaceuticals & Biotechnology 8.2%

Abbott Laboratories	313,604	0.7	17,756
Amgen, Inc. *	236,687	0.6	15,181
Johnson & Johnson	592,223	1.4	38,032
Merck & Co. Inc.	448,225	0.9	23,057
Pfizer, Inc.	1,480,229	1.4	39,167
Wyeth	275,067	0.6	15,266
Other Securities	1,678,646	2.6	74,331

		8.2	222,790

Real Estate 1.1%

Other Securities	435,775	1.1	29,840

Retailing 3.6%

The Home Depot, Inc.	411,638	0.6	15,589
Other Securities	2,044,209	3.0	82,531

		3.6	98,120

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	1,178,074	0.9	25,329
Other Securities	1,633,670	1.6	41,679

		2.5	67,008

Software & Services 5.5%

Google, Inc., Class A *	43,567	0.8	20,537
Microsoft Corp. (a)	1,767,228	1.9	52,911
Oracle Corp. (a) *	817,178	0.6	15,363
Other Securities	1,972,068	2.2	60,152

		5.5	148,963

Technology Hardware & Equipment 6.8%

Apple, Inc. *	173,903	0.6	17,356
Cisco Systems, Inc. *	1,243,620	1.2	33,254
Hewlett-Packard Co.	564,170	0.9	23,774
International Business Machines Corp.	310,006	1.2	31,686
QUALCOMM, Inc.	337,610	0.6	14,787
Other Securities	3,787,189	2.3	64,563

		6.8	185,420

Telecommunication Services 3.6%

AT&T, Inc.	1,278,805	1.8	49,516
Verizon Communications, Inc.	596,406	0.8	22,771
Other Securities	1,223,239	1.0	25,166

		3.6	97,453

Transportation 1.8%

United Parcel Service, Inc., Class B	219,197	0.6	15,438
Other Securities	571,944	1.2	32,507

		1.8	47,945

Utilities 3.7%

Other Securities	2,137,908	3.7	99,874

Total Common Stock (Cost $2,297,870)			2,713,796

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.2% of net assets

Other Securities	6,188	0.2	6,188

Total Short-Term Investments (Cost $6,188)			6,188

30 See financial notes

Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Warrants 0.0% of net assets

Other Securities	11,390	—	2

Total Warrants (Cost $-)			2

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 7.1% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	193,412,464	7.1	193,412

End of collateral invested for securities on loan.

At 04/30/07, the tax basis cost of the fund’s investments was $2,316,022 and the unrealized appreciation and depreciation were $435,301 and ($31,337), respectively, with a net unrealized appreciation of $403,964.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

See financial notes 31

Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $188,176 (cost $2,304,058)		$2,719,986
Collateral invested for securities on loan		193,412
Receivables:
Investments sold		25
Fund shares sold		5,597
Dividends		2,130
Income from securities on loan		12
Interest		4
Prepaid expenses	+	6

Total assets		2,921,172

Liabilities
Collateral held for securities on loan		193,412
Payables:
Transfer agent and shareholder services fees		20
Fund shares redeemed		1,475
Due to broker		24
Accrued expenses	+	57

Total liabilities		194,988

Net Assets
Total assets		2,921,172
Total liabilities	−	194,988

Net assets		$2,726,184
Net Assets by Source
Capital received from investors		2,350,136
Net investment income not yet distributed		15,468
Net realized capital losses		(55,348)
Net unrealized capital gains		415,928

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,726,184		231,993		$11.75

32 See financial notes

Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (including $18 from affiliated issuer)		$23,512
Interest		1,527
Securities on loan	+	73

Total Investment Income		25,112

Net Realized Gains and Losses
Net realized gains on investments		3,210
Net realized gains on futures contracts	+	3,085

Net realized gains		6,295

Net Unrealized Gains and Losses
Net unrealized gains on investments		171,033
Net unrealized losses on futures contracts	+	(307)

Net unrealized gains		170,726

Expenses
Investment adviser and administrator fees		1,436
Transfer agent and shareholder service fees		1,190
Custodian fees		41
Portfolio accounting fees		40
Registration fees		36
Professional fees		18
Trustees’ fees		8
Shareholder reports		6
Other expenses	+	18

Total expenses		2,793
Expense reduction by adviser and Schwab	−	1,603

Net expenses		1,190

Increase in Net Assets from Operations
Total investment income		25,112
Net expenses	−	1,190

Net investment income		23,922
Net realized gains		6,295
Net unrealized gains	+	170,726

Increase in net assets from operations		$200,943

See financial notes 33

Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$23,922	$29,583
Net realized gains or losses		6,295	(9,637)
Net unrealized gains	+	170,726	227,054

Increase in net assets from operations		200,943	247,000

Distributions Paid
Distributions from net investment income		$32,922	$18,248

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		54,331	$610,386	85,032	$868,441
Shares Reinvested		2,614	29,386	1,660	16,500
Shares Redeemed	+	(14,322)	(161,989)	(27,532)	(279,438)

Net transactions in fund shares		42,623	$477,783	59,160	$605,503

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,370	$2,080,380	130,210	$1,246,125
Total increase	+	42,623	645,804	59,160	834,255

End of period		231,993	$2,726,184	189,370	$2,080,380

Net investment income not yet distributed			$15,468		$24,468

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–		11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06		10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	40.40		35.31		32.54	30.25	25.25	29.57

Income or loss from investment operations:
Net investment income	0.32		0.50	[1]	0.55	0.37	0.33	0.31
Net realized and unrealized gains or losses	3.19		5.05	[1]	2.70	2.26	4.99	(4.36)

Total income or loss from investment operations	3.51		5.55		3.25	2.63	5.32	(4.05)
Less distributions:
Distributions from net investment income	(0.52)		(0.46)		(0.48)	(0.34)	(0.32)	(0.27)

Net asset value at end of period	43.39		40.40		35.31	32.54	30.25	25.25

Total return (%)	8.75	[2]	15.84		10.04	8.78	21.34	(13.87)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[3]	0.49		0.50	0.50	0.49	0.46
Gross operating expenses	0.48	[3]	0.49		0.50	0.50	0.51	0.52
Net investment income	1.47	[3]	1.34		1.49	1.15	1.27	1.04
Portfolio turnover rate	0	[2,4]	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	4,034		3,918		4,166	4,258	3,974	3,223

	11/01/06–		11/01/05–		11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06		10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	40.43		35.34		32.56	30.27	25.26	29.58

Income or loss from investment operations:
Net investment income	0.33		0.56	[1]	0.56	0.42	0.37	0.35
Net realized and unrealized gains or losses	3.21		5.04	[1]	2.74	2.25	4.99	(4.36)

Total income or loss from investment operations	3.54		5.60		3.30	2.67	5.36	(4.01)
Less distributions:
Distributions from net investment income	(0.59)		(0.51)		(0.52)	(0.38)	(0.35)	(0.31)

Net asset value at end of period	43.38		40.43		35.34	32.56	30.27	25.26

Total return (%)	8.81	[2]	16.01		10.21	8.90	21.52	(13.77)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.33	[3]	0.34		0.35	0.35	0.35	0.35
Gross operating expenses	0.33	[3]	0.34		0.35	0.35	0.36	0.37
Net investment income	1.62	[3]	1.48		1.63	1.30	1.41	1.15
Portfolio turnover rate	0	[2,4]	5		6	5	5	9
Net assets, end of period ($ x 1,000,000)	3,100		2,924		2,328	2,138	1,996	1,588

*	Unaudited.

[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 1%.

See financial notes 35

Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	99.8%	Common Stock	3,022,594	7,116,670
	0.1%	Foreign Common Stock	4,103	8,262
	0.1%	Short-Term Investments	4,625	4,625
	—%	Warrants	—	225

	100.0%	Total Investments	3,031,322	7,129,782
	5.0%	Collateral Invested for Securities on Loan	359,207	359,207
(5	.0)%	Other Assets and Liabilities, Net		(354,552)

	100.0%	Net Assets		7,134,437

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%

Other Securities	1,528,696	0.5	38,212

Banks 4.8%

Wachovia Corp.	854,189	0.7	47,442
Wells Fargo & Co.	1,491,396	0.8	53,526
Other Securities	5,781,508	3.3	241,192

		4.8	342,160

Capital Goods 8.3%

General Electric Co. (b)	4,599,222	2.4	169,527
The Boeing Co.	366,089	0.5	34,046
United Technologies Corp.	455,163	0.4	30,555
Other Securities	6,064,562	5.0	354,551

		8.3	588,679

Commercial Services & Supplies 0.7%

Other Securities	1,330,051	0.7	52,455

Consumer Durables & Apparel 1.4%

Other Securities	2,119,099	1.4	98,292

Consumer Services 2.1%

Other Securities	3,381,244	2.1	152,420

Diversified Financials 9.4%

American Express Co.	545,577	0.5	33,100
Bank of America Corp. (b)	2,000,568	1.4	101,829
Citigroup, Inc.	2,216,762	1.7	118,863
JPMorgan Chase & Co.	1,577,338	1.2	82,179
Merrill Lynch & Co., Inc.	396,362	0.5	35,764
Morgan Stanley	480,548	0.6	40,371
The Charles Schwab Corp. (c)	558,615	0.2	10,681
The Goldman Sachs Group, Inc.	190,932	0.6	41,740
Other Securities	3,607,256	2.7	208,185

		9.4	672,712

Energy 9.6%

ChevronTexaco Corp.	978,977	1.1	76,155
ConocoPhillips	736,516	0.7	51,077
Exxon Mobil Corp.	2,581,722	2.9	204,937
Schlumberger Ltd.	529,506	0.6	39,093
Other Securities	6,055,358	4.2	302,590

		9.5	673,852

Food & Staples Retailing 2.4%

Wal-Mart Stores, Inc.	1,849,777	1.3	88,641
Other Securities	2,220,501	1.1	85,321

		2.4	173,962

Food, Beverage & Tobacco 4.9%

Altria Group, Inc.	918,915	0.9	63,332
Kraft Foods, Inc., Class A	1,380,564	0.6	46,207
PepsiCo, Inc.	734,687	0.7	48,555
The Coca-Cola Co.	1,046,504	0.8	54,617
Other Securities	3,474,582	1.9	138,091

		4.9	350,802

Health Care Equipment & Services 4.1%

UnitedHealth Group, Inc.	591,212	0.5	31,370

36 See financial notes

Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	5,149,352	3.6	260,055

		4.1	291,425

Household & Personal Products 2.0%

The Procter & Gamble Co. (b)	1,412,219	1.3	90,820
Other Securities	908,332	0.7	53,559

		2.0	144,379

Insurance 6.1%

American International Group, Inc.	1,151,036	1.1	80,469
Berkshire Hathaway, Inc., Class A *	693	1.1	75,676
Other Securities	5,218,252	3.9	276,884

		6.1	433,029

Materials 3.3%

Other Securities	4,919,721	3.3	234,019

Media 3.8%

Comcast Corp., Class A *	1,423,953	0.5	37,963
News Corp., Class A	1,415,628	0.5	31,696
The Walt Disney Co.	907,502	0.5	31,744
Time Warner, Inc.	1,821,801	0.5	37,584
Other Securities	4,036,602	1.8	134,575

		3.8	273,562

Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	680,546	0.6	38,533
Amgen, Inc. *	523,360	0.5	33,568
Eli Lilly & Co.	510,171	0.4	30,166
Genentech, Inc. *	462,819	0.5	37,021
Johnson & Johnson	1,293,317	1.2	83,057
Merck & Co., Inc.	994,585	0.7	51,161
Pfizer, Inc.	3,227,810	1.2	85,408
Wyeth	598,983	0.5	33,244
Other Securities	3,762,134	2.1	154,036

		7.7	546,194

Real Estate 1.9%

Other Securities	2,520,295	1.9	137,217

Retailing 3.7%

The Home Depot, Inc.	914,295	0.5	34,624
Other Securities	5,887,726	3.2	232,375

		3.7	266,999

Semiconductors & Semiconductor Equipment 2.4%

Intel Corp.	2,572,630	0.8	55,312
Other Securities	4,646,371	1.6	116,902

		2.4	172,214

Software & Services 6.0%

Google, Inc., Class A *	132,196	0.9	62,315
Microsoft Corp.	4,360,588	1.8	130,556
Oracle Corp. *	2,348,610	0.6	44,154
Other Securities	6,236,245	2.7	190,392

		6.0	427,417

Technology Hardware & Equipment 6.1%

Apple Computer, Inc. *	375,414	0.5	37,466
Cisco Systems, Inc. *	2,716,615	1.0	72,642
Hewlett-Packard Co.	1,235,718	0.7	52,073
International Business Machines Corp.	673,990	1.0	68,889
QUALCOMM, Inc.	730,628	0.5	32,002
Other Securities	9,289,703	2.4	171,914

		6.1	434,986

Telecommunication Services 3.4%

AT&T Corp. (b)	2,833,727	1.5	109,722
Verizon Communications, Inc.	1,295,537	0.7	49,464
Other Securities	3,647,067	1.2	79,612

		3.4	238,798

Transportation 1.7%

United Parcel Service, Inc., Class B	479,825	0.5	33,794
Other Securities	1,762,778	1.2	88,029

		1.7	121,823

Utilities 3.5%

Other Securities	5,428,049	3.5	251,062

Total Common Stock (Cost $3,022,594)			7,116,670

Foreign Common Stock 0.1% of net assets

Canada 0.0%

Consumer Services 0.0%
Other Securities	65,374	—	2,061

See financial notes 37

Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Cayman Islands 0.1%

Energy 0.1%
Other Securities	96,995	0.1	6,201

Total Foreign Common Stock (Cost $4,103)			8,262

Security		Face Amount	Value
Rate, Maturity Date		($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

Other Securities 4.98%, 06/14/07	4,632	0.1	4,625

Total Short-Term Investment (Cost $4,625)			4,625

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Warrants 0.0% of net assets

Other Securities	12,506	—	225

Total Warrants (Cost $-)			225

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.0% of net assets

State Street Navigator Security Lending Prime Portfolio	359,207,470	5.0	359,207

End of collateral invested for securities on loan.

At 04/30/2007 the tax basis cost of the fund’s investments was $3,034,106, and the unrealized appreciation and depreciation were $4,205,636 and ($109,960), respectively, with a net unrealized appreciation of $4,095,676.

In addition to the above, the fund held the following at 04/30/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 06/16/07	130	9,675	571

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser

38 See financial notes

Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $350,795 (cost $3,031,322)		$7,129,782
Collateral invested for securities on loan		359,207
Cash		1
Foreign currency, at value (cost $5)		4
Receivables:
Investments sold		90
Dividends		5,239
Fund shares sold		5,095
Income from securities on loan		80
Interest		1
Prepaid expenses	+	15

Total assets		7,499,514

Liabilities
Collateral held for securities on loan		359,207
Payables:
Investment adviser and administrator fees		132
Transfer agent and shareholder services fees		111
Fund shares redeemed		5,274
Due to brokers for futures		88
Trustees’ fees		2
Accrued expenses	+	263

Total liabilities		365,077

Net Assets
Total assets		7,499,514
Total liabilities	−	365,077

Net assets		$7,134,437
Net Assets by Source
Capital received from investors		3,245,691
Net investment income not yet distributed		31,847
Net realized capital losses		(242,132)
Net unrealized capital gains		4,099,031

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$4,034,345		92,985		$43.39
Select Shares	$3,100,092		71,456		$43.38

See financial notes 39

Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $4 foreign withholding tax)		$66,534
Interest		511
Securities on loan	+	368

Total Investment Income		67,413

Net Realized Gains and Losses
Net realized gains on investments		69,025
Net realized gains on foreign currency transactions		1
Net realized gains on futures contracts	+	456

Net realized gains		69,482

Net Unrealized Gains and Losses
Net unrealized gains on investments		463,569
Net unrealized gains on futures contracts	+	382

Net unrealized gains		463,951

Expenses
Investment adviser and administrator fees		7,601
Transfer agent and shareholder service fees:
Investor Shares		4,921
Select Shares		1,485
Shareholder reports		148
Portfolio accounting fees		88
Custodian fees		67
Registration fees		57
Professional fees		35
Trustees’ fees		22
Overdraft expense		4
Other expenses	+	42

Total expenses		14,470
Custody credit	−	2
Expense reduction by adviser and Schwab	−	1

Net expenses		14,467

Increase in Net Assets from Operations
Total investment income		67,413
Net expenses	−	14,467

Net investment income		52,946
Net realized gains		69,482
Net unrealized gains	+	463,951

Increase in net assets from operations		$586,379

40 See financial notes

Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$52,946	$92,450
Net realized gains		69,482	200,595
Net unrealized gains	+	463,951	688,962

Increase in net assets from operations		586,379	982,007

Distributions Paid

Distributions from net investment income
Investor Shares		49,741	53,026
Select Shares	+	42,503	33,855

Total distributions from net investment income		$92,244	$86,881

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,573	$148,792	7,114	$266,698
Select Shares	+	5,517	229,817	17,151	640,701

Total shares sold		9,090	$378,609	24,265	$907,399

Shares Reinvested
Investor Shares		1,107	$45,932	1,329	$48,830
Select Shares	+	856	35,483	769	28,221

Total shares reinvested		1,963	$81,415	2,098	$77,051

Shares Redeemed
Investor Shares		(8,673)	($361,224)	(29,454)	($1,101,605)
Select Shares	+	(7,241)	(300,103)	(11,469)	(429,917)

Total shares redeemed		(15,914)	($661,327)	(40,923)	($1,531,522)

Net transactions in fund shares		(4,861)	($201,303)	(14,560)	($547,072)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		169,302	$6,841,605	183,862	$6,493,551
Total increase or decrease	+	(4,861)	292,832	(14,560)	348,054

End of period		164,441	$7,134,437	169,302	$6,841,605

Net investment income not yet distributed			$31,847		$71,145

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	25.92		22.31	19.92	18.22	13.27	15.98

Income or loss from investment operations:
Net investment income	0.13		0.23 [1]	0.14	0.13	0.11	0.13
Net realized and unrealized gains or losses	2.04		3.67 [1]	2.38	1.68	4.98	(2.17)

Total income or loss from investment operations	2.17		3.90	2.52	1.81	5.09	(2.04)
Less distributions:
Distributions from net investment income	(0.24)		(0.14)	(0.13)	(0.11)	(0.14)	(0.09)
Distributions from net realized gains	(3.05)		(0.15)	—	—	—	(0.58)

Total distributions	(3.29)		(0.29)	(0.13)	(0.11)	(0.14)	(0.67)

Net asset value at end of period	24.80		25.92	22.31	19.92	18.22	13.27

Total return (%)	8.92	[2]	17.62	12.66	9.98	38.72	(13.66)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	[3]	0.57	0.58	0.59	0.56	0.49
Gross operating expenses	0.57	[3]	0.57	0.58	0.59	0.60	0.60
Net investment income	1.03	[3]	0.94	0.57	0.66	0.74	0.77
Portfolio turnover rate	0	[2,4]	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	778		771	823	869	886	722

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	25.97		22.36	19.96	18.25	13.28	16.00

Income or loss from investment operations:
Net investment income	0.15		0.27 [1]	0.17	0.17	0.14	0.14
Net realized and unrealized gains or losses	2.04		3.67 [1]	2.39	1.68	4.99	(2.18)

Total income or loss from investment operations	2.19		3.94	2.56	1.85	5.13	(2.04)
Less distributions:
Distributions from net investment income	(0.28)		(0.18)	(0.16)	(0.14)	(0.16)	(0.10)
Distributions from net realized gains	(3.05)		(0.15)	—	—	—	(0.58)

Total distributions	(3.33)		(0.33)	(0.16)	(0.14)	(0.16)	(0.68)

Net asset value at end of period	24.83		25.97	22.36	19.96	18.25	13.28

Total return (%)	9.02	[2]	17.78	12.86	10.16	39.02	(13.62)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	[3]	0.42	0.41	0.42	0.41	0.38
Gross operating expenses	0.42	[3]	0.42	0.43	0.44	0.45	0.45
Net investment income	1.18	[3]	1.10	0.74	0.82	0.89	0.88
Portfolio turnover rate	0	[2,4]	29	40	39	34	44
Net assets, end of period ($ x 1,000,000)	953		889	795	761	759	638

*	Unaudited.

[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 1%.

42 See financial notes

Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,196,192	1,716,380
0.8%		Short-Term Investments	14,089	14,089

99.9%		Total Investments	1,210,281	1,730,469
36.5%		Collateral Invested for Securities on Loan	631,637	631,637
(36	.4)%	Other Assets and Liabilities, Net		(630,448)

100.0%		Net Assets		1,731,658

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%

Other Securities	660,111	1.0	17,118

Banks 7.0%

Other Securities	5,256,788	7.0	120,571

Capital Goods 8.6%

Acuity Brands, Inc.	64,532	0.2	3,815
AGCO Corp. *	125,945	0.3	5,256
General Cable Corp. *	67,632	0.2	3,885
Navistar International Corp. *	94,419	0.3	5,243
Quanta Services, Inc. (a) *	170,136	0.3	4,677
Other Securities	3,353,917	7.3	126,297

		8.6	149,173

Commercial Services & Supplies 3.8%

Corrections Corp. of America *	81,973	0.3	4,656
TeleTech Holdings, Inc. (a) *	98,100	0.2	3,701
Other Securities	1,882,750	3.3	57,322

		3.8	65,679

Consumer Durables & Apparel 3.4%

Phillips-Van Heusen Corp.	72,875	0.2	4,074
Other Securities	2,040,115	3.2	54,770

		3.4	58,844

Consumer Services 4.9%

American Real Estate Partners L.P. (a)	55,192	0.3	4,946
Orient-Express Hotels Ltd., Class A (a)	77,272	0.2	4,068
Sotheby’s	78,741	0.2	4,065
Other Securities	2,310,084	4.2	72,214

		4.9	85,293

Diversified Financials 2.2%

Other Securities	1,244,439	2.2	37,749

Energy 8.6%

Boardwalk Pipeline Partners LP	136,435	0.3	4,992
Compagnie Generale de Geophysique-Veritas S.A. *	96,650	0.2	4,020
Holly Corp. (a)	79,906	0.3	5,082
Magellan Midstream Partners (a)	88,608	0.2	4,500
Overseas Shipholding Group, Inc. (a)	53,961	0.2	3,820
Superior Energy Services, Inc. (a) *	104,787	0.2	3,807
Western Refining, Inc. (a)	92,722	0.2	3,674
Other Securities	4,174,614	7.0	119,658

		8.6	149,553

Food & Staples Retailing 1.1%

Rite Aid Corp. (a) *	721,895	0.2	4,432
Other Securities	426,219	0.9	14,965

		1.1	19,397

Food, Beverage & Tobacco 2.0%

Corn Products International, Inc.	101,390	0.2	4,037
Hansen Natural Corp. (a) *	112,460	0.3	4,296
Seaboard Corp. (a)(b)	1,775	0.3	4,425
Other Securities	655,494	1.2	21,141

		2.0	33,899

Health Care Equipment & Services 4.8%

WellCare Health Plans, Inc. *	54,593	0.3	4,400

See financial notes 43

Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities	2,410,539	4.5	79,237

		4.8	83,637

Household & Personal Products 0.8%

NBTY, Inc. *	94,529	0.3	4,671
Other Securities	927,732	0.5	8,389

		0.8	13,060

Insurance 4.3%

Odyssey Re Holdings Corp. (a)	96,583	0.2	4,047
Other Securities	2,376,434	4.1	70,667

		4.3	74,714

Materials 5.5%

AK Steel Holding Corp. (a) *	160,619	0.3	4,902
Albemarle Corp.	127,432	0.3	5,410
Carpenter Technology Corp. (a)	36,101	0.3	4,382
Chaparral Steel Co.	63,646	0.3	4,487
Cleveland-Cliffs, Inc.	54,698	0.2	3,790
Greif, Inc., Class A	67,862	0.2	3,773
Steel Dynamics, Inc.	129,724	0.3	5,748
Other Securities	2,687,821	3.6	62,755

		5.5	95,247

Media 2.2%

Other Securities	2,499,016	2.2	37,262

Pharmaceuticals & Biotechnology 3.7%

Other Securities	2,975,968	3.7	64,744

Real Estate 6.3%

Taubman Centers, Inc. (a)	68,483	0.2	3,839
Other Securities	3,738,408	6.1	104,800

		6.3	108,639

Retailing 5.5%

Big Lots, Inc. *	161,833	0.3	5,211
Dick’s Sporting Goods, Inc. *	68,840	0.2	3,861
Guess?, Inc.	125,772	0.3	4,955
OfficeMax, Inc.	96,592	0.3	4,754
Other Securities	3,256,762	4.4	76,044

		5.5	94,825

Semiconductors & Semiconductor Equipment 3.6%

ON Semiconductor Corp. (a)(b) *	372,946	0.2	3,994
Varian Semiconductor Equipment Associates, Inc. *	78,714	0.3	5,223
Other Securities	4,731,643	3.1	53,323

		3.6	62,540

Software & Services 7.1%

FactSet Research Systems, Inc. (a)	66,796	0.2	4,109
Gartner, Inc. (a) *	149,949	0.2	3,783
ValueClick, Inc. (a) *	133,043	0.2	3,805
WebEx Communications, Inc. *	64,659	0.2	3,669
Other Securities	5,679,294	6.3	107,777

		7.1	123,143

Technology Hardware & Equipment 5.2%

CommScope, Inc. *	79,449	0.2	3,706
Polycom, Inc. (a) *	132,739	0.2	4,420
Trimble Navigation Ltd. *	149,602	0.2	4,291
Other Securities	5,267,060	4.6	78,032

		5.2	90,449

Telecommunication Services 1.0%

Other Securities	1,458,213	1.0	17,956

Transportation 2.8%

Continental Airlines, Inc., Class B (a) *	126,711	0.3	4,633
Other Securities	1,641,911	2.5	44,569

		2.8	49,202

Utilities 3.7%

Dynegy, Inc., Class A *	512,236	0.3	4,820
Sierra Pacific Resources *	214,037	0.2	3,908
Other Securities	2,070,934	3.2	54,958

		3.7	63,686

Total Common Stock (Cost $1,196,192)			1,716,380

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.8%

Other Securities
5.03%, 05/01/07	13,592	0.8	13,592

U.S. Treasury Obligation 0.0%

Other Securities

44 See financial notes

Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

5.05% , 06/14/07	500	—	497

Total Short-Term Investments (Cost $14,089)			14,089

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 36.5% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	631,637,268	36.5	631,637

End of collateral invested for securities on loan.

At 4/30/07 the tax basis cost of the fund’s investments was $1,210,877, and the unrealized appreciation and depreciation were $607,415 and ($87,823), respectively, with a net unrealized appreciation of $519,592.

In addition to the above, the fund held the following at 04/30/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

Russell 2000 Index, e-mini Futures, Long expires 06/15/07	50	4,095	(75)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
ADR — American Depositary Receipt

See financial notes 45

Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $606,103 (cost $1,210,281)		$1,730,469
Collateral invested for securities on loan		631,637
Receivables:
Fund shares sold		1,388
Dividends		1,084
Income from securities on loan		267
Interest		2
Prepaid expenses	+	4

Total assets		2,364,851

Liabilities
Collateral held for securities on loan		631,637
Payables:
Investment adviser and administrator fees		43
Transfer agent and shareholder services fees		25
Fund shares redeemed		1,353
Due to brokers for futures		80
Trustees’ fees		1
Accrued expenses	+	54

Total liabilities		633,193

Net Assets
Total assets		2,364,851
Total liabilities	−	633,193

Net assets		$1,731,658
Net Assets by Source
Capital received from investors		1,176,598
Net investment income not yet distributed		5,642
Net realized capital gains		29,305
Net unrealized capital gains		520,113

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$778,427		31,388		$24.80
Select Shares	$953,231		38,392		$24.83

46 See financial notes

Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $6 foreign withholding tax)		$12,283
Interest		175
Securities on loan	+	1,023

Total Investment Income		13,481

Net Realized Gains and Losses
Net realized gains on investments		29,569
Net realized gains on futures contracts	+	321

Net realized gains		29,890

Net Unrealized Gains and Losses
Net unrealized gains on investments		106,974
Net unrealized losses on futures contracts	+	(257)

Net unrealized gains		106,717

Expenses
Investment adviser and administrator fees		2,483
Transfer agent and shareholder service fees:
Investor Shares		960
Select Shares		458
Registration fees		50
Custodian fees		47
Portfolio accounting fees		41
Shareholder reports		37
Professional fees		24
Trustees’ fees		7
Overdraft Expense		2
Other expenses	+	13

Total expenses		4,122
Expense reduction by adviser and Schwab	−	4

Net expenses		4,118

Increase in Net Assets from Operations
Total investment income		13,481
Net expenses	−	4,118

Net investment income		9,363
Net realized gains		29,890
Net unrealized gains	+	106,717

Increase in net assets from operations		$145,970

See financial notes 47

Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$9,363	$16,970
Net realized gains		29,890	192,404
Net unrealized gains	+	106,717	62,683

Increase in net assets from operations		145,970	272,057

Distributions Paid

Distributions from net investment income
Investor Shares		6,876	4,995
Select Shares	+	9,628	6,216

Total distributions from net investment income		16,504	11,211

Distributions from net realized gains
Investor Shares		88,653	5,339
Select Shares	+	104,007	5,156

Total distributions from net realized gains		192,660	10,495

Total distributions		$209,164	$21,706

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		1,756	$42,814	2,811	$68,930
Select Shares	+	2,343	56,994	5,327	128,328

Total shares sold		4,099	$99,808	8,138	$197,258

Shares Reinvested
Investor Shares		3,788	$89,541	414	$9,611
Select Shares	+	4,407	104,234	451	10,498

Total shares reinvested		8,195	$193,775	865	$20,109

Shares Redeemed
Investor Shares		(3,885)	($95,333)	(10,390)	($251,597)
Select Shares	+	(2,580)	(62,886)	(7,116)	(174,607)

Total shares redeemed		(6,465)	($158,219)	(17,506)	($426,204)

Net transactions in fund shares		5,829	$135,364	(8,503)	($208,837)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,951	$1,659,488	72,454	$1,617,974
Total increase or decrease	+	5,829	72,170	(8,503)	41,514

End of period		69,780	$1,731,658	63,951	$1,659,488

Net investment income not yet distributed			$5,642		$12,783

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	23.83		20.77	19.04	17.48	14.35	16.62

Income or loss from investment operations:
Net investment income	0.18		0.30	0.29	0.19	0.16	0.16
Net realized and unrealized gains or losses	1.9		3.01	1.69	1.53	3.14	(2.27)

Total income or loss from investment operations	2.08		3.31	1.98	1.72	3.30	(2.11)
Less distributions:
Distributions from net investment income	(0.28)		(0.25)	(0.25)	(0.16)	(0.17)	(0.16)

Net asset value at end of period	25.63		23.83	20.77	19.04	17.48	14.35

Total return (%)	8.80	[1]	16.05	10.45	9.93	23.24	(12.86)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	[2]	0.53	0.54	0.56	0.53	0.40
Gross operating expenses	0.52	[2]	0.53	0.54	0.56	0.59	0.62
Net investment income	1.42	[2]	1.27	1.37	1.07	1.18	1.11
Portfolio turnover rate	0	[1,3]	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	650		607	600	592	469	263

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	23.90		20.83	19.09	17.52	14.37	16.65

Income or loss from investment operations:
Net investment income	0.19		0.31	0.31	0.22	0.20	0.19
Net realized and unrealized gains or losses	1.91		3.04	1.71	1.54	3.14	(2.29)

Total income or loss from investment operations	2.10		3.35	2.02	1.76	3.34	(2.10)
Less distributions:
Distributions from net investment income	(0.32)		(0.28)	(0.28)	(0.19)	(0.19)	(0.18)

Net asset value at end of period	25.68		23.90	20.83	19.09	17.52	14.37

Total return (%)	8.86	[1]	16.23	10.63	10.10	23.50	(12.81)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	[2]	0.38	0.39	0.39	0.36	0.27
Gross operating expenses	0.37	[2]	0.38	0.39	0.41	0.44	0.47
Net investment income	1.57	[2]	1.41	1.52	1.23	1.35	1.24
Portfolio turnover rate	0	[1,3]	3	2	2	3	2
Net assets, end of period ($ x 1,000,000)	856		762	617	548	429	264

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	Less than 1%.

See financial notes 49

Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.6%		Common Stock	1,054,104	1,483,838
0.1%		Foreign Common Stock	424	1,225
0.1%		Preferred Stock	723	2,250
1.1%		Short-Term Investments	17,354	17,354

99.9%		Total Investments	1,072,605	1,504,667
3.0%		Collateral Invested for Securities on Loan	44,675	44,675
(2	.9)%	Other Assets and Liabilities, Net		(43,750)

100.0%		Net Assets		1,505,592

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.6% of net assets

Automobiles & Components 0.6%

Other Securities	375,736	0.6	9,412

Banks 5.1%

Wachovia Corp.	163,314	0.6	9,070
Wells Fargo & Co.	275,154	0.7	9,875
Other Securities	1,585,307	3.8	57,263

		5.1	76,208

Capital Goods 8.1%

General Electric Co. (c)	815,966	2.0	30,077
The Boeing Co.	68,800	0.4	6,398
United Technologies Corp.	84,068	0.4	5,643
Other Securities	1,505,164	5.3	79,479

		8.1	121,597

Commercial Services & Supplies 1.2%

Other Securities	519,845	1.2	17,774

Consumer Durables & Apparel 1.6%

Other Securities	649,939	1.6	24,700

Consumer Services 2.4%

Other Securities	892,130	2.4	36,315

Diversified Financials 8.8%

American Express Co.	105,150	0.4	6,379
Bank of America Corp. (c)	381,577	1.3	19,422
Citigroup, Inc. (c)	412,286	1.5	22,107
JPMorgan Chase & Co.	295,944	1.0	15,419
Merrill Lynch & Co., Inc.	79,800	0.5	7,200
Morgan Stanley	90,300	0.5	7,586
The Charles Schwab Corp. (d)	111,120	0.2	2,125
The Goldman Sachs Group, Inc. (a)	38,700	0.6	8,460
Other Securities	806,944	2.8	43,238

		8.8	131,936

Energy 9.1%

Chevron Corp.	178,939	0.9	13,920
ConocoPhillips	131,623	0.6	9,128
Exxon Mobil Corp. (c)	493,166	2.6	39,147
Schlumberger Ltd.	100,000	0.5	7,383
Other Securities	1,462,251	4.5	67,666

		9.1	137,244

Food & Staples Retailing 2.2%

Wal-Mart Stores, Inc.	309,100	1.0	14,812
Other Securities	504,808	1.2	17,870

		2.2	32,682

Food, Beverage & Tobacco 4.5%

Altria Group, Inc.	168,800	0.8	11,634
Kraft Foods, Inc., Class A	245,513	0.6	8,217
PepsiCo, Inc.	140,800	0.6	9,306
The Coca-Cola Co.	202,200	0.7	10,553
Other Securities	722,135	1.8	27,859

		4.5	67,569

Health Care Equipment & Services 4.3%

UnitedHealth Group, Inc.	118,880	0.4	6,308
Other Securities	1,297,587	3.9	59,066

		4.3	65,374

50 See financial notes

Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 1.8%

The Procter & Gamble Co. (c)	269,915	1.2	17,358
Other Securities	192,647	0.6	10,452

		1.8	27,810

Insurance 5.4%

American International Group, Inc.	211,922	1.0	14,815
Berkshire Hathaway, Inc., Class A *	121	0.9	13,213
Other Securities	1,090,865	3.5	53,671

		5.4	81,699

Materials 3.4%

Other Securities	1,204,048	3.4	51,159

Media 3.9%

Comcast Corp., Class A *	227,004	0.4	6,052
News Corp., Class A	253,950	0.4	5,686
The Walt Disney Co.	195,410	0.5	6,835
Time Warner, Inc.	367,052	0.5	7,572
Other Securities	1,018,208	2.1	31,890

		3.9	58,035

Pharmaceuticals & Biotechnology 7.0%

Abbott Laboratories	125,705	0.5	7,117
Amgen, Inc. *	103,268	0.5	6,624
Genentech, Inc. *	83,300	0.5	6,663
Johnson & Johnson	246,370	1.1	15,822
Merck & Co. Inc.	183,552	0.6	9,442
Pfizer, Inc.	610,192	1.1	16,146
Wyeth	109,400	0.4	6,072
Other Securities	1,023,840	2.3	38,283

		7.0	106,169

Real Estate 2.0%

Other Securities	655,352	2.0	29,729

Retailing 4.0%

The Home Depot, Inc.	162,300	0.4	6,146
Other Securities	1,496,025	3.6	53,577

		4.0	59,723

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	483,832	0.7	10,402
Other Securities	1,234,131	1.8	26,823

		2.5	37,225

Software & Services 6.1%

Google, Inc., Class A *	23,900	0.8	11,266
Microsoft Corp. (c)	800,850	1.6	23,977
Oracle Corp. *	434,449	0.6	8,168
Other Securities	1,860,640	3.1	48,640

		6.1	92,051

Technology Hardware & Equipment 6.1%

Apple, Inc. *	65,000	0.5	6,487
Cisco Systems, Inc. *	511,909	0.9	13,688
Hewlett-Packard Co.	249,636	0.7	10,520
International Business Machines Corp.	131,510	0.9	13,442
QUALCOMM, Inc.	135,100	0.4	5,917
Other Securities	2,291,391	2.7	41,477

		6.1	91,531

Telecommunication Services 3.1%

AT&T, Inc.	520,056	1.4	20,137
Verizon Communications, Inc.	247,572	0.6	9,452
Other Securities	840,876	1.1	16,659

		3.1	46,248

Transportation 1.8%

United Parcel Service, Inc., Class B	91,480	0.5	6,443
Other Securities	478,619	1.3	20,564

		1.8	27,007

Utilities 3.6%

Other Securities	1,298,135	3.6	54,641

Total Common Stock (Cost $1,054,104)			1,483,838

Foreign Common Stock 0.1% of net assets

Cayman Islands 0.1%

Energy 0.1%
Other Securities	19,155	0.1	1,225

Total Foreign Common Stock (Cost $424)			1,225

Preferred Stock 0.1% of net assets

Real Estate 0.1%

Other Securities	19,520	0.1	2,250

Total Preferred Stock (Cost $723)			2,250

See financial notes 51

Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.1%

Bank of America, London Time Deposit	16,738	1.1	16,738

U.S. Treasury Obligation 0.0%

Other Securities	620	—	616

Total Short-Term Investment (Cost $17,354)			17,354

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 3.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	44,674,629	3.0	44,675

End of collateral invested for securities on loan.

At 04/30/07 the tax basis cost of the fund’s investments was $1,073,439 and the unrealized appreciation and depreciation were $509,797 and ($78,569), respectively, with a net unrealized appreciation of $431,228.

In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long expires 06/15/07	95	7,780	193
S & P 500 Index, e-mini, Long expires 06/16/07	95	7,070	304

			497

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management. Please see the complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt

52 See financial notes

Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $42,873 (cost $1,072,605)		$1,504,667
Collateral invested for securities on loan		44,675
Cash		1
Receivables:
Investments sold		96
Fund shares sold		1,578
Dividends		1,063
Income from securities on loan		20
Interest		3
Prepaid expenses	+	3

Total assets		1,552,106

Liabilities
Collateral held for securities on loan		44,675
Payables:
Investment adviser and administrator fees		31
Transfer agent and shareholder services fees		21
Fund shares redeemed		1,519
Due to brokers for futures		217
Accrued expenses	+	51

Total liabilities		46,514

Net Assets
Total assets		1,552,106
Total liabilities	−	46,514

Net assets		$1,505,592
Net Assets by Source
Capital received from investors		1,075,826
Net investment income not yet distributed		6,692
Net realized capital losses		(9,485)
Net unrealized capital gains		432,559

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$650,019		25,360		$25.63
Select Shares	$855,573		33,311		$25.68

See financial notes 53

Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $2 foreign withholding tax)		$13,400
Interest		308
Securities on loan	+	151

Total Investment Income		13,859

Net Realized Gains and Losses
Net realized gains on investments		4,891
Net realized losses on futures contracts	+	(15)

Net realized gains		4,876

Net Unrealized Gains and Losses
Net unrealized gains on investments		105,845
Net unrealized gains on futures contracts	+	405

Net unrealized gains		106,250

Expenses
Investment adviser and administrator fees		1,764
Transfer agent and shareholder service fees:
Investor Shares		776
Select Shares		402
Portfolio accounting fees		56
Registration fees		40
Custodian fees		28
Shareholder reports		28
Professional fees		24
Trustees’ fees		6
Other expenses	+	8

Total expenses		3,132

Increase in Net Assets from Operations
Total investment income		13,859
Net expenses	−	3,132

Net investment income		10,727
Net realized gains		4,876
Net unrealized gains	+	106,250

Increase in net assets from operations		$121,853

54 See financial notes

Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$10,727	$17,272
Net realized gains		4,876	3,650
Net unrealized gains	+	106,250	172,034

Increase in net assets from operations		121,853	192,956

Distributions Paid

Distributions from net investment income
Investor Shares		7,170	7,046
Select Shares	+	10,364	8,255

Total distributions from net investment income		$17,534	$15,301

Transactions in Fund Shares

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,381	$58,601	3,959	$87,655
Select Shares	+	4,158	102,447	8,052	178,696

Total shares sold		6,539	$161,048	12,011	$266,351

Shares Reinvested
Investor Shares		273	$6,688	302	$6,537
Select Shares	+	349	8,568	315	6,824

Total shares reinvested		622	$15,256	617	$13,361

Shares Redeemed
Investor Shares		(2,747)	($67,616)	(7,691)	($169,892)
Select Shares	+	(3,085)	(76,030)	(6,111)	(136,146)

Total shares redeemed		(5,832)	($143,646)	(13,802)	($306,038)

Net transactions in fund shares		1,329	$32,658	(1,174)	($26,326)

Shares Outstanding and Net Assets

		11/1/06-4/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,342	$1,368,615	58,516	$1,217,286
Total increase or decrease	+	1,329	136,977	(1,174)	151,329

End of period		58,671	$1,505,592	57,342	$1,368,615

Net investment income not yet distributed			$6,692		$13,499

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/01/02–	11/01/01–
Investor Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.12		17.07	14.82	12.74	10.47	12.22

Income or loss from investment operations:
Net investment income	0.21		0.48	0.35	0.26	0.23	0.21
Net realized and unrealized gains or losses	2.55		3.92	2.18	2.05	2.25	(1.82)

Total income or loss from investment operations	2.76		4.40	2.53	2.31	2.48	(1.61)
Less distributions:
Distributions from net investment income	(0.62)		(0.35)	(0.28)	(0.23)	(0.21)	(0.14)

Net asset value at end of period	23.26		21.12	17.07	14.82	12.74	10.47

Total return (%)	13.30	[1]	26.15	17.30	18.40	24.24	(13.34)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	[2]	0.69	0.68	0.69	0.65	0.58
Gross operating expenses	0.68	[2]	0.70	0.72	0.73	0.74	0.76
Net investment income	1.91	[2]	2.41	2.05	1.78	2.01	1.70
Portfolio turnover rate	3	[1]	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	793		706	595	550	494	443

	11/01/06–		11/01/05–	11/01/04–	11/01/03–	11/02/02–	11/01/01–
Select Shares	4/30/07*		10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per-Share Data ($)

Net asset value at beginning of period	21.14		17.09	14.83	12.75	10.47	12.23

Income or loss from investment operations:
Net investment income	0.24		0.50	0.38	0.28	0.25	0.21
Net realized and unrealized gains or losses	2.54		3.93	2.19	2.05	2.26	(1.82)

Total income or loss from investment operations	2.78		4.43	2.57	2.33	2.51	(1.61)
Less distributions:
Distributions from net investment income	(0.66)		(0.38)	(0.31)	(0.25)	(0.23)	(0.15)

Net asset value at end of period	23.26		21.14	17.09	14.83	12.75	10.47

Total return (%)	13.39	[1]	26.35	17.56	18.56	24.50	(13.31)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.50	0.50	0.50	0.49	0.47
Gross operating expenses	0.53	[2]	0.55	0.57	0.58	0.59	0.61
Net investment income	2.11	[2]	2.60	2.23	1.97	2.19	1.81
Portfolio turnover rate	3	[1]	11	10	1	7	13
Net assets, end of period ($ x 1,000,000)	1,113		954	776	687	629	536

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

56 See financial notes

Schwab International Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘Other Securities‘ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.7%	Common Stock	1,008,900	1,880,116
	0.1%	Preferred Stock	1,742	2,226
	—%	Rights	—	52
	0.8%	Short-Term Investment	16,184	16,184

	99.6%	Total Investments	1,026,826	1,898,578
	21.2%	Collateral Invested for Securities on Loan	403,640	403,640
(20	.8)%	Other Assets and Liabilities, Net		(396,471)

	100.0%	Net Assets		1,905,747

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Australia 4.5%

BHP Billiton Ltd.	561,860	0.7	13,717
National Australia Bank Ltd.	262,211	0.5	9,314
Other Securities	2,998,472	3.3	62,370

		4.5	85,401

Austria 0.1%

Other Securities	33,336	0.1	2,669

Belgium 1.3%

Other Securities	404,897	1.3	24,881

Canada 6.3%

Royal Bank of Canada	201,446	0.5	10,494
Other Securities	2,343,821	5.8	109,694

		6.3	120,188

Denmark 0.5%

Other Securities	111,938	0.5	10,173

Finland 1.3%

Nokia Oyj (a)	653,383	0.9	16,482
Other Securities	319,741	0.4	8,069

		1.3	24,551

France 11.3%

Axa	292,677	0.7	13,438
BNP Paribas	129,357	0.8	15,007
Sanofi-Aventis	154,055	0.7	14,102
Societe Generale (a)	64,365	0.7	13,640
Suez S.A. (a)	202,911	0.6	11,564
Total S.A.	384,190	1.5	28,322
Other Securities	1,717,111	6.3	118,383

		11.3	214,456

Germany 8.3%

Allianz SE - Reg’d (a)	68,800	0.8	15,651
BASF AG (a)	81,412	0.5	9,713
DaimlerChrysler AG - Reg’d	162,404	0.7	13,147
Deutsche Bank AG - Reg’d	82,735	0.7	12,691
E.ON AG	110,617	0.9	16,546
Siemens AG - Reg’d	142,378	0.9	17,179
Other Securities	1,437,526	3.8	72,673

		8.3	157,600

Greece 0.3%

Other Securities	123,264	0.3	5,241

Hong Kong 0.8%

Other Securities	1,467,426	0.8	15,555

Ireland 0.7%

Other Securities	491,102	0.7	13,824

Italy 4.1%

Eni S.p.A.	398,643	0.7	13,220
Intesa Sanpaolo S.p.A.	1,516,907	0.7	12,710
UniCredito Italiano S.p.A.	1,641,816	0.9	16,869
Other Securities	4,100,940	1.8	34,288

		4.1	77,087

Japan 16.3%

Canon, Inc.	190,995	0.6	10,716
Mitsubishi UFJ Financial Group, Inc.	1,582	0.9	16,457
Mizuho Financial Group, Inc.	1,765	0.6	10,621

See financial notes 57

Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Sumitomo Mitsui Financial Group, Inc.	1,218	0.6	10,641
Toyota Motor Corp.	437,003	1.4	26,543
Other Securities	11,682,100	12.2	236,381

		16.3	311,359

Netherlands 4.6%

ABN AMRO Holding N.V. (a)	300,416	0.7	14,576
ING Groep N.V. CVA	351,762	0.8	16,022
Other Securities	1,930,756	3.1	57,633

		4.6	88,231

Norway 0.6%

Other Securities	457,834	0.6	10,867

Portugal 0.4%

Other Securities	1,103,432	0.4	6,999

Singapore 0.5%

Other Securities	1,753,676	0.5	10,015

Spain 4.6%

Banco Bilbao Vizcaya Argentaria S.A.	559,475	0.7	13,378
Banco Santander Central Hispano S.A.	994,916	0.9	17,908
Telefonica S.A.	777,060	0.9	17,454
Other Securities	911,072	2.1	38,085

		4.6	86,825

Sweden 2.1%

Other Securities	3,781,274	2.1	39,340

Switzerland 7.2%

Credit Suisse Group - Reg’d	194,266	0.8	15,247
Nestle S.A. - Reg’d	63,620	1.3	25,185
Novartis AG - Reg’d (a)	432,497	1.3	25,126
Roche Holding AG (a)	112,992	1.1	21,277
UBS AG - Reg’d	334,498	1.1	21,739
Other Securities	512,727	1.6	29,316

		7.2	137,890

United Kingdom 22.9%

Anglo American plc	240,109	0.7	12,644
AstraZeneca plc	245,264	0.7	13,339
Barclays plc	1,043,819	0.8	15,069
BP plc	3,086,610	1.8	34,628
Diageo plc	440,768	0.5	9,291
GlaxoSmithKline plc	913,667	1.4	26,353
HBOS plc	605,157	0.7	12,987
HSBC Holdings plc	1,851,018	1.8	34,154
Lloyds TSB Group plc	895,483	0.5	10,341
Rio Tinto plc	167,659	0.5	10,188
Royal Bank of Scotland Group plc	501,714	1.0	19,210
Royal Dutch Shell plc - Class A	588,320	1.1	20,431
Royal Dutch Shell plc, Class B	434,049	0.8	15,285
Tesco plc	1,249,243	0.6	11,488
Vodafone Group plc	8,348,655	1.2	23,752
Other Securities	12,790,706	8.8	167,804

		22.9	436,964

Total Common Stock (Cost $1,008,900)			1,880,116

Preferred Stock 0.1% of net assets

Germany 0.1%

Other Securities	1,311	0.1	2,189

United Kingdom 0.0%

Other Securities	18,103,596	—	37

Total Preferred Stock (Cost $1,742)			2,226

Rights 0.0% of net assets

Other Securities	12,567	—	52

Total Rights (Cost $-)			52

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.8% of net assets

Bank of America, London Time Deposit 5.03%, 05/01/07	16,184	0.8	16,184

Total Short-Term Investment (Cost $16,184)			16,184

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 21.2% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	403,640,269	21.2	403,640

End of collateral invested for securities on loan.

58 See financial notes

Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/07 the tax basis cost of the fund’s investments was $1,029,651, and the unrealized appreciation and depreciation were $897,272 and ($28,345), respectively, with a net unrealized appreciation of $868,927.

At 4/30/07, the prices of certain foreign securities held by the fund aggregating $1,697,830 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security. Please see the complete schedule of holdings.
(a)	All or a portion of this security is on loan.

See financial notes 59

Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $375,250 (cost $1,026,826)		$1,898,578
Collateral invested for securities on loan		403,640
Foreign currency, at value (cost $832)		832
Receivables:
Investments sold		8,299
Dividends		8,506
Fund shares sold		3,222
Reclaims		593
Income from securities on loan		144
Interest		2
Prepaid expenses	+	3

Total assets		2,323,819

Liabilities
Collateral held for securities on loan		403,640
Payables:
Investments bought		12,340
Investment adviser and administrator fees		63
Transfer agent and shareholder services fees		23
Fund shares redeemed		1,337
Accrued expenses	+	669

Total liabilities		418,072

Net Assets
Total assets		2,323,819
Total liabilities	−	418,072

Net assets		$1,905,747
Net Assets by Source
Capital received from investors		1,276,833
Net investment income not yet distributed		2,461
Net realized capital losses		(245,352)
Net unrealized capital gains		871,805

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$793,135		34,098		$23.26
Select Shares	$1,112,612		47,830		$23.26

60 See financial notes

Schwab International Index Fund

Statement of
Operations
For November 1, 2006 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$22,189
Interest		245
Securities on loan	+	425

Total Investment Income		22,859

Net Realized Gains and Losses
Net realized gains on investments		14,922
Net realized gains on foreign currency transactions	+	196

Net realized gains		15,118

Net Unrealized Gains and Losses
Net unrealized gains on investments		189,491
Net unrealized gains on foreign currency transactions	+	47

Net unrealized gains		189,538

Expenses
Investment adviser and administrator fees		3,465
Transfer agent and shareholder service fees:
Investor Shares		923
Select Shares		510
Custodian fees		139
Registration fees		68
Portfolio accounting fees		47
Shareholder reports		40
Professional fees		24
Trustees’ fees		7
Other expenses	+	8

Total expenses		5,231
Expense reduction by adviser and Schwab	−	166

Net expenses		5,065

Increase in Net Assets from Operations
Total investment income		22,859
Net expenses	−	5,065

Net investment income		17,794
Net realized gains		15,118
Net unrealized gains	+	189,538

Increase in net assets from operations		$222,450

See financial notes 61

Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		11/1/06-04/30/07	11/1/05-10/31/06
Net investment income		$17,794	$38,610
Net realized gains		15,118	36,595
Net unrealized gains	+	189,538	278,207

Increase in net assets from operations		222,450	353,412

Distributions Paid

Distributions from net investment income
Investor Shares		20,568	12,022
Select Shares	+	29,711	17,265

Total distributions from net investment income		$50,279	$29,287

Transactions in Fund Shares

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,645	$80,189	5,781	$111,778
Select Shares	+	4,738	104,803	7,746	148,437

Total shares sold		8,383	$184,992	13,527	$260,215

Shares Reinvested
Investor Shares		875	$18,799	619	$11,010
Select Shares	+	1,257	26,990	882	15,675

Total shares reinvested		2,132	$45,789	1,501	$26,685

Shares Redeemed
Investor Shares		(3,832)	($83,974)	(7,861)	($150,978)
Select Shares	+	(3,265)	(72,510)	(8,930)	(171,954)

Total shares redeemed		(7,097)	($156,484)	(16,791)	($322,932)

Net transactions in fund shares		3,418	$74,297	(1,763)	($36,032)

Shares Outstanding and Net Assets

		11/1/06-04/30/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,510	$1,659,279	80,273	$1,371,186
Total increase or decrease	+	3,418	246,468	(1,763)	288,093

End of period		81,928	$1,905,747	78,510	$1,659,279

Net investment income not yet distributed			$2,461		$34,946

62 See financial notes

Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund

Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab Inflation Protected Fund
Schwab GNMA Fund
Schwab Tax-Free YieldPlus Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares®, is available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee.

 63

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

64

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

 65

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3. Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%	0.33%	0.30%	0.43%
Over $500 million	0.09%	0.09%	0.22%	0.28%	0.22%	0.38%
Over $1 billion	0.09%	0.09%	0.22%	n/a	n/a	n/a
Over $5 billion	0.08%	0.08%	0.20%	n/a	n/a	n/a
Over $10 billion	0.07%	0.07%	0.18%	n/a	n/a	n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e.Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

* e.Shares is only offered by S&P 500 Index Fund

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2008, as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

* e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund

66

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued):

shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2007, the percentages of fund shares owned by other Schwab Funds are:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.8%	—	8.6%	—	9.4%
Growth Portfolio	—	7.4%	—	9.0%	7.8%	8.2%
Balanced Portfolio	—	3.5%	—	4.9%	13.2%	4.5%
Conservative Portfolio	0.6%	0.2%	—	2.0%	12.4%	1.9%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.5%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$2,407
Institutional Select S&P 500 Fund	85,870
1000 Index Fund	85,870
Small-Cap Index Fund	405
Total Stock Market Index Fund	1,394
International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$43,371	$134,240
Institutional Select S&P 500 Fund	506,136	3,198
1000 Index Fund	12,677	183,095
Small-Cap Index Fund	3,244	30,388
Total Stock Market Index Fund	30,220	1,888
International Index Fund	91,451	58,574

 67

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

5.	Redemption Fee:

(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a redemption fee of 2.00% on shares held 30 days or less. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 — 04/30/07)	(11/01/05 — 10/31/06)

S&P 500 Index Fund
Investor Shares	$45	$57
Select Shares	26	60
e.Shares	2	2
Institutional Select S&P 500 Fund	30	31
1000 Index Fund
Investor Shares	58	87
Select Shares	25	22
Small-Cap Index Fund
Investor Shares	10	19
Select Shares	1	5
Total Stock Market Index Fund
Investor Shares	12	15
Select Shares	8	28
International Index Fund
Investor Shares	13	18
Select Shares	12	63

6.	Borrowing:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2006, the following funds had capital loss carry forwards expiring in:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2008	$26,504	$—	$—	$—	$—	$—
2009	50,224	16,907	—	—	—	97,628
2010	400,268	27,646	132,657	—	8,568	112,722
2011	72,381	1,609	164,037	—	3,976	39,016
2012	29,212	—	11,942	—	874	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$863,742	$48,521	$308,636	—	$13,418	$257,644

68

Schwab Equity Index Funds

Financial Notes, unaudited (continued)

7.	Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2006, the funds had aggregate deferred realized capital losses as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	—	—	$200,195	—	$3,960	—

 69

Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

70

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

 71

Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

72

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 73

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. Add new words.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

74

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13562-10

Schwab Fundamental Indextm Funds

Semiannual Report
April 30, 2007

Schwab Fundamental US Large
Company Index Fundtm

Schwab Fundamental US Small-
Mid Company Index Fundtm

Schwab Fundamental
International Large Company
Index Fundtm

Schwab Fundamental Indextm Funds

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab Fundamental US Large Company Index Fundtm

Investor Shares (Ticker Symbol: SFLVX)	4.20%
Select Shares® (Ticker Symbol: SFLSX)	4.20%
Institutional Shares (Ticker Symbol: SFLNX)	4.20%
Benchmark: FTSE RAFI U.S. 1000 Index®	4.04%
Fund Category: Morningstar Large-Cap Blend	4.08%

Performance Details	pages 6-7

Schwab Fundamental US Small-Mid Company Index Fundtm

Investor Shares (Ticker Symbol: SFSVX)	1.90%
Select Shares® (Ticker Symbol: SFSSX)	1.90%
Institutional Shares (Ticker Symbol: SFSNX)	1.90%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index®	2.17%
Fund Category: Morningstar Small-Cap Blend	2.48%

Performance Details	pages 8-9

Schwab Fundamental International Large Company Index Fundtm

Investor Shares (Ticker Symbol: SFNVX)	2.80%
Select Shares® (Ticker Symbol: SFNSX)	2.80%
Institutional Shares (Ticker Symbol: SFNNX)	2.80%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index®	4.59%
Fund Category: Morningstar Foreign Large-Cap Blend	3.88%

Performance Details	pages 10-11

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*Not annualized. For the period 4/2/07 (commencement of operation) - 4/30/07.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Fundamental Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles, including actively managed, sub-advised and index funds, to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Fundamental Index Funds

From the President

Evelyn Dilsaver is President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to present the first semiannual report for Schwab Fundamental Indextm Funds for the period ended April 30, 2007.

The Schwab Fundamental Indextm Funds provide access to the innovative FTSE RAFI Indexes which use four fundamental measures of company scale and success—sales, cash flow, book value and dividends—to weight and measure a company’s market value. This advanced indexing approach is designed to offset the risks of cap-weighted indexes while offering the potential for higher investment returns with lower volatility.

At this time, I would like to highlight a recent addition to our Schwab Fund offering, the Schwab Global Real Estate Fundtm, which launched on May 31, 2007. This new fund provides an efficient way for investors to access both domestic and international real estate securities in a single fund. The fund leverages the investment expertise of Global Real Analytics, a leading firm in real estate analytics and commercial real estate index products that was acquired by Charles Schwab Investment Management earlier this year.

All of these funds are part of the Schwab Funds Family, with over $190 billion in assets as of this report date. Our high–quality fund offering covers all asset classes and allows you to choose from more than 50 different funds.

In closing, I speak for all of us at Schwab Funds when I say we want Schwab to be the place where you find the investments and services that can help you meet your financial goals.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Schwab Fundamental Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the funds.

While the U.S. economy trended toward slower growth, the markets remained resilient and ended the report period in positive territory, aided by continued earnings growth, valuations, and global liquidity. However, recent economic data have given cause for uncertainty, reflected in a continued weakening of the housing market, higher energy prices, and increasing labor costs. In addition, several key issues continue to resonate in the market, including slowing economic growth, slightly elevated inflationary readings, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

Stable growth and moderate inflation in the U.S. economy provided a backdrop for a strong opening early in 2007. However, the markets experienced a spike in volatility at the end of February, driven by a strong correlation in global assets, as well as sub-prime mortgage headlines. This event, in effect, led to a flight-to-quality trade that drove up demand for Treasuries. Although the speed at which this correction hit the market took many by surprise, numerous indications for such a correction had been building, including historically low volatility, the lagged effect of Fed rate hikes on over-leveraged sub-prime borrowers, and a willingness to tolerate risk caused by excess liquidity. Although February’s event had wiped out most of 2007’s gains up to that point, the markets subsequently recovered, with major indexes nearing all-time highs.

Nevertheless, it’s become very clear that there is much uncertainty with regards to current economic conditions. The U.S. economy has certainly been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 1.3% annually adjusted rate, half a percentage point below the median consensus estimate of 1.8%. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2003, and reflected a number of factors, including an increase in imports, a decrease in exports, and a decrease in government spending. Higher food and energy costs have increasingly become a concern as well, and contributed to a decline in consumer spending. And given the current state of the housing market, it’s likely that consumer spending may remain strained in the near term.

 Asset Class Performance Comparison % returns during the six month period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.60%	S&P 500® Index: measures U.S. large-cap stocks

6.86%	Russell 2000® Index: measures U.S. small-cap stocks

15.46%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.64%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Fundamental Index Funds

The Investment Environment continued

In its March 2007 statement, the Fed noted that although adjustments to the housing sector are ongoing, the economy will likely maintain its path towards a moderate pace. However, unlike prior statements, they noted that their primary concern remained the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.2% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, the markets and Fed hope that the excess supply in houses will drive down rents, thereby reducing inflation.

The housing market continues to pose a significant headwind for the economy and recently has shown signs that the bottom may not have yet been reached. Existing home sales, which account for roughly 85% of the market, fell 8.4% in March to a seasonally adjusted annual rate of 6.12 million units, while new home sales were at a seasonally adjusted annual rate of 858,000 units, 23.5% below March 2006. In general, the market seems to be quite pessimistic with regards to a recovery, with even the National Association of Realtors predicting a decline in new home sales of 14.2% in 2007. In addition, the recent sub-prime debacle has caused many lenders to tighten standards, which could pose a further drag on homes sales.

Given the current condition of the housing market, and a slowdown in residential construction, the unemployment rate has the potential to creep higher throughout the year. It’s worth noting that employment conditions react with a lag to changes in monetary policy. And although March’s employment report came in above expectations (nonfarm payrolls rose by 180,000), this number has been trending lower and is likely to continue downward as the economy slows. March’s unemployment rate came in at 4.4%, down from 4.5% for February. The labor market has essentially sustained reasonable growth in the economy thus far, but the lagged effect of monetary policy could finally be catching up.

In addition to inflationary concerns, commodity prices have crept up on investors as well. Consumers have certainly felt a pinch at the pump, as OPEC production cuts, political tensions, and an increasing global demand for oil have put upward pressures on prices. In spite of increasing prices, it’s estimated that global oil consumption will grow at a rate of 1.4 million barrels per day in 2007 and 1.6 billion barrels per day in 2008, with half of the consumption growth stemming from China and the U.S. As a result of the colder weather earlier in the year, demand for natural gas and electricity crept ever higher, pushing residential prices up as well. Given an economy that is growing at a sub-par pace, the upward trend in energy prices may have less upward pressure on inflation than some think. Rather, the tax-like effect from elevated commodity prices may be the more dominant issue as it has the potential to take its toll on consumer discretionary income and spending.

Though at a sub-par pace, the economy nevertheless appears to be expanding moderately, in line with the Fed’s expectation. If this slight, upward trend is eventually accompanied by softer inflation readings, confidence could build that the Fed successfully engineered a soft landing. Rate-hike fears would likely vanish. Expectations of future economic growth could rise. Though history isn’t guaranteed to repeat, this economic backdrop has been associated with expanding P/E multiples as investors become more upbeat about an eventual rebound in earnings growth.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large Company
Index Fundtm

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown, (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

Schwab Fundamental US Large Company Index Fund Investor Shares returned 4.20% for the period since inception (4/2/07) through the report date. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI U.S. 1000 Index which returned 4.04% for the period. The FTSE RAFI U.S. 1000 Index includes the largest listed companies incorporated in the United States, ranked by fundamental value. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transactional costs. In addition, this discussion covers less than one month of performance. For this period, all sectors experienced positive returns, which benefited the fund. Information Technology, Resources, and Non-Cyclical Consumer Goods were among the sectors that appreciated the most. Positions in IBM, Exxon Mobil Corp, and Microsoft contributed to returns. Sectors that appreciated the least included Basic Industrials, Cyclical Services, and Non-Cyclical Services. Conversely, stocks that detracted from performance included Sun Microsystems, Yahoo, and AT&T.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	996
Weighted Average
Market Cap

($ x 1,000,000)	$86,786

Price/Earnings Ratio (P/E)	22.1

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Financials	21.5%

Consumer Discretionary	12.9%

Consumer Staples	11.1%

Industrials	10.5%

Information Technology	9.1%

Energy	8.8%

Health Care	8.8%

Utilities	6.2%

Telecommunication Services	3.9%

Materials	3.7%

Others	3.5%

Total	100.0%

 Top Holdings % Net Assets3

Exxon Mobil Corp.	2.4%

General Electric Co.	2.2%

Kraft Foods, Inc., Class A	1.9%

Citigroup, Inc.	1.7%

Microsoft Corp.	1.4%

Bank of America Corp.	1.3%

Chevron Corp.	1.3%

Verizon Communications, Inc.	1.2%

Wal-Mart Stores, Inc.	1.2%

Pfizer, Inc.	1.1%

Total	15.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	4.20%
Select Shares (4/2/07)	4.20%
Institutional Shares (4/2/07)	4.20%
Benchmark: FTSE RAFI U.S. 1000 Index	4.04%
Fund Category: Morningstar Large-Cap Blend	4.08%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 0.77% / Select Shares: Net 0.44%; Gross 0.62% / Institutional Shares: Net 0.35%; Gross 0.62%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 4/2/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 7

Schwab Fundamental US Small-Mid Company
Index Fundtm

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown, (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

Schwab Fundamental US Small-Mid Company Index Fund Investor Shares returned 1.90% for the period since inception (4/2/07) through the report date. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI U.S. Mid Small 1500 Index which returned 2.17% for the period. The FTSE RAFI U.S. Mid Small 1500 Index is composed of the small- and medium-sized companies incorporated in the United States, ranked by fundamental value. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transactional costs. In addition, this discussion covers less than one month of performance. From a sector perspective, Basic Industries, General Industries, and Resources appreciated the most during the period. Positions in Global Imaging Systems, Varian Semiconductor, and Fastnel Company contributed to returns. Among the sectors that appreciated the least were Cyclical Services and Cyclical Consumer Goods. Stocks that detracted from performance included JetBlue Airways Corporation, U.S. Airways Corporation, and ResMed, Inc.

As of 4/30/07:
 Style Assessment1

 Statistics

Number of Holdings	1368
Weighted Average
Market Cap

($ x 1,000,000)	$1,636

Price/Earnings Ratio (P/E)	28.5

Price/Book Ratio (P/B)	2.3

Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Financials	21.1%

Consumer Discretionary	17.1%

Industrials	16.0%

Information Technology	15.3%

Health Care	8.9%

Energy	6.1%

Materials	5.5%

Consumer Staples	3.1%

Telecommunication Services	1.8%

Utilities	1.2%

Others	3.9%

Total	100.0%

 Top Holdings % Net Assets3

Cabela’s, Inc.	0.5%

Alexander’s, Inc.	0.4%

Aptargroup, Inc.	0.2%

Blyth, Inc.	0.2%

Jo-Ann Stores, Inc.	0.2%
Affiliated Managers Group,

Inc.	0.2%

The Manitowoc Company, Inc.	0.2%

Thomas & Betts Corp.	0.2%

Carpenter Technology Corp.	0.2%

Jarden Corp.	0.2%

Total	2.5%

Manager views and portfolio holdings may have changed since the report date. Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

Schwab Fundamental US Small-Mid Company Index Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	1.90%
Select Shares (4/2/07)	1.90%
Institutional Shares (4/2/07)	1.90%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index	2.17%
Fund Category: Morningstar Small-Cap Blend	2.48%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 0.77% / Select Shares: Net 0.44%; Gross 0.62% / Institutional Shares: Net 0.35%; Gross 0.62%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 4/2/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 9

Schwab Fundamental International Large Company
Index Fundtm

Larry Mano, (right) managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

Tom Brown, (left) portfolio manager, was responsible for the day-to-day co-management of the fund.

Schwab Fundamental International Large Company Index Fund Investor Shares returned 2.80% for the period since inception (4/2/07) through the report date. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex U.S. 1000 Index which returned 4.59% for the period. The FTSE RAFI Developed ex U.S. 1000 Index consists of the largest 1,000 listed companies incorporated outside the United States, ranked by fundamental value. Bear in mind that indices are unmanaged and unlike the fund, do not include operational and transactional costs. In addition, this discussion covers less than one month of performance. For the period, all sectors experienced positive returns, which benefited the fund. Within the fund, Sweden, Germany, and the Netherlands were among the top contributors to total returns. Sectors that performed well included Finance, General Industries, and Non Cyclical Services. Positions in UBS AG, Vodafone, and HSBC Holdings contributed to performance. Spain and Hong Kong were among those countries that appreciated the least during the report period, while Japan experienced negative returns. Stocks that detracted from performance included Nissan Motor Corp, Land Securities Group, and Mitsubishi Corp.

As of 4/30/07:
 Style Assessment1

 Country Weightings % of Investments

Japan	16.2%

United Kingdom	13.8%

France	9.6%

Germany	7.9%

Italy	4.3%

United States	4.1%

Canada	3.6%

Switzerland	3.5%

Netherlands	3.4%

Australia	2.9%

Spain	2.8%

Hong Kong	2.2%

Other	25.7%

Total	100.0%

 Statistics

Number of Holdings	946
Weighted Average
Market Cap

($ x 1,000,000)	$58,481

Price/Earnings Ratio (P/E)	16.1

Price/Book Ratio (P/B)	2.1

Portfolio Turnover Rate[2]	18%

 Sector Weightings % of Investments

Financials	25.8%

Consumer Discretionary	10.7%

Industrials	8.7%

Energy	8.4%

Telecommunication Services	7.2%

Consumer Staples	6.1%

Utilities	6.0%

Materials	5.5%

Health Care	3.1%

Information Technology	3.0%

Other	15.5%

Total	100.0%

 Top Holdings % Net Assets3

iShares MSCI EAFE Index Fund	4.5%

BP plc	1.8%
Royal Dutch Shell plc - A

Shares	1.2%

Total S.A.	1.2%

Vodafone Group plc	1.1%

HSBC Holdings plc	1.1%

DaimlerChrysler AG - Reg’d	1.1%

Eni S.p.A.	1.0%
Royal Dutch Shell plc - B

Shares	0.9%

ING Groep N.V.	0.8%

Total	14.7%

Manager views and portfolio holdings may have changed since the report date. Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

Schwab Fundamental International Large Company Index Fundtm

Performance Summary as of 4/30/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	2.80%
Select Shares (4/2/07)	2.80%
Institutional Shares (4/2/07)	2.80%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index	4.59%
Fund Category: Morningstar Foreign Large-Cap Blend	3.88%

Fund Expense Ratios3: Investor Shares: Net 0.59%; Gross 0.82%/ Select Shares: Net 0.44%; Gross 0.67% / Institutional Shares: Net 0.35%; Gross 0.67%

Foreign securities can involve risks such as political and economic instability and currency risk.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 4/2/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 2, 2007 (commencement of operations) and held through April 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[1]
	(Annualized)	at 4/2/07	at 4/30/07	4/2/07–4/30/07

Schwab Fundamental US Large Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,042.00	$0.48
Hypothetical 5% Return	0.59%	$1,000	$1,003.50	$0.47
Select Shares®
Actual Return	0.44%	$1,000	$1,042.00	$0.36
Hypothetical 5% Return	0.44%	$1,000	$1,003.62	$0.35
Institutional Shares
Actual Return	0.35%	$1,000	$1,042.00	$0.28
Hypothetical 5% Return	0.35%	$1,000	$1,003.69	$0.28

Schwab Fundamental US Small-Mid Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,019.00	$0.47
Hypothetical 5% Return	0.59%	$1,000	$1,003.50	$0.47
Select Shares®
Actual Return	0.44%	$1,000	$1,019.00	$0.35
Hypothetical 5% Return	0.44%	$1,000	$1,003.62	$0.35
Institutional Shares
Actual Return	0.35%	$1,000	$1,019.00	$0.28
Hypothetical 5% Return	0.35%	$1,000	$1,003.69	$0.28

Schwab Fundamental International Large Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,028.00	$0.48
Hypothetical 5% Return	0.59%	$1,000	$1,003.50	$0.47
Select Shares®
Actual Return	0.44%	$1,000	$1,028.00	$0.35
Hypothetical 5% Return	0.44%	$1,000	$1,003.62	$0.35
Institutional Shares
Actual Return	0.35%	$1,000	$1,028.00	$0.28
Hypothetical 5% Return	0.35%	$1,000	$1,003.69	$0.28

[1]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 29 days of the period (from 4/2/07, commencement of operations through 4/30/07), and divided by 365 days of the fiscal year.

12 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company
Index Fundtm

Financial Statements

Financial Highlights

	4/02/07[1]–
Investor Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.00	[2]
Net realized and unrealized gains	0.42

Total income from investment operations	0.42
Net asset value at end of period	10.42

Total return (%)	4.20	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[4]
Gross operating expenses	1.21	[4]
Net investment income	1.19	[4]
Portfolio turnover rate	1	[3]
Net assets, end of period ($ x 1,000,000)	8

	4/02/07[1]–
Select Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.00	[2]
Net realized and unrealized gains	0.42

Total income from investment operations	0.42
Net asset value at end of period	10.42

Total return (%)	4.20	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[4]
Gross operating expenses	1.02	[4]
Net investment income	1.29	[4]
Portfolio turnover rate	1	[3]
Net assets, end of period ($ x 1,000,000)	15

*	Unaudited.
[1]	Commencement of operations.

[2]	Per share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 13

Schwab Fundamental US Large Company Index Fundtm

Financial Highlights continued

	4/02/07[1]–
Institutional Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains	0.41

Total income from investment operations	0.42
Net asset value at end of period	10.42

Total return (%)	4.20	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	1.14	[3]
Net investment income	1.75	[3]
Portfolio turnover rate	1	[2]
Net assets, end of period ($ x 1,000,000)	27

*	Unaudited.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

14 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

82.4%	Common Stock	40,371	40,878
0.1%	Foreign Common Stock	33	34
2.9%	Short-Term Investments	1,473	1,473

85.4%	Total Investments	41,877	42,385
14.6%	Other Assets and Liabilities		7,234

100.0%	Net Assets		49,619

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 82.4% of net assets

Automobiles & Components 2.4%

American Axle & Manufacturing Holdings, Inc. (a)	360	10
ArvinMeritor, Inc. (a)	1,035	21
Autoliv, Inc. (a)	250	15
BorgWarner, Inc. (a)	225	17
Cooper Tire & Rubber Co. (a)	190	4
Ford Motor Co. (a)	54,125	435
General Motors Corp. (a)	14,910	466
Harley-Davidson, Inc. (a)	260	16
Johnson Controls, Inc. (a)	590	60
Lear Corp. (a) *	815	30
Tenneco, Inc. (a) *	460	14
The Goodyear Tire & Rubber Co. (a) *	1,290	43
TRW Automotive Holdings Corp. (a) *	1,150	43
Visteon Corp. (a) *	2,350	21

		1,195

Banks 4.2%

Associated Banc-Corp (a)	560	18
Astoria Financial Corp. (a)	55	1
BancorpSouth, Inc. (a)	145	4
Bank of Hawaii Corp. (a)	120	6
BB&T Corp. (a)	1,875	78
BOK Financial Corp. (a)	20	1
City National Corp. (a)	20	1
Comerica, Inc. (a)	800	50
Commerce Bancorp, Inc. (a)	350	12
Commerce Bancshares, Inc. (a)	25	1
Compass Bancshares, Inc. (a)	240	16
Countrywide Financial Corp. (a)	1,935	72
Cullen/Frost Bankers, Inc. (a)	120	6
Doral Financial Corp. (a) *	1,995	3
First Horizon National Corp. (a)	575	23
FirstMerit Corp. (a)	60	1
Freddie Mac (a)	2,725	177
Fremont General Corp. (a)	820	6
Fulton Financial Corp. (a)	280	4
Hudson City Bancorp, Inc. (a)	790	11
Huntington Bancshares, Inc. (a)	735	16
IndyMac Bancorp, Inc. (a)	40	1
KeyCorp (a)	1,530	55
M&T Bank Corp. (a)	186	21
Marshall & Ilsley Corp. (a)	485	23
MGIC Investment Corp. (a)	240	15
National City Corp. (a)	2,610	95
New York Community Bancorp, Inc. (a)	965	17
People’s United Financial, Inc. (a)	252	5
PNC Financial Services Group, Inc. (a)	955	71
Popular, Inc. (a)	980	16
Radian Group, Inc. (a)	130	8
Regions Financial Corp. (a)	1,525	54
Sky Financial Group, Inc. (a)	50	1
Sovereign Bancorp, Inc. (a)	525	13
SunTrust Banks, Inc. (a)	1,060	90
Synovus Financial Corp. (a)	710	22
TCF Financial Corp. (a)	465	13
The Colonial BancGroup, Inc. (a)	460	11
The PMI Group, Inc. (a)	435	21
The South Financial Group, Inc. (a)	230	5
Trustmark Corp. (a)	225	6
U.S. Bancorp (a)	5,100	175
UnionBanCal Corp. (a)	470	29
Valley National Bancorp (a)	50	1
Wachovia Corp. (a)	4,835	269
Washington Federal, Inc. (a)	50	1
Washington Mutual, Inc. (a)	3,955	166
Webster Financial Corp. (a)	25	1
Wells Fargo & Co. (a)	9,205	330
Whitney Holding Corp. (a)	130	4
Wilmington Trust Corp. (a)	230	9
Zions Bancorp (a)	235	19

		2,074

Capital Goods 6.9%

3M Co. (a)	1,775	147
Acuity Brands, Inc. (a)	220	13
AGCO Corp. (a) *	540	23
Alliant Techsystems, Inc. (a) *	120	11
American Standard Cos., Inc. (a)	360	20
Briggs & Stratton Corp. (a)	235	7
Builders FirstSource, Inc. (a) *	355	6
Carlisle Cos., Inc. (a)	225	9
Caterpillar, Inc. (a)	1,645	119
Cooper Industries Ltd., Class A (a)	370	18
Crane Co. (a)	125	5
Cummins, Inc. (a)	242	22
Danaher Corp. (a)	250	18
Deere & Co. (a)	543	59
Dover Corp. (a)	375	18
Eaton Corp. (a)	460	41
EMCOR Group, Inc. (a) *	320	20

See financial notes 15

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Emerson Electric Co. (a)	1,800	85
Flowserve Corp. (a)	25	1
Fluor Corp. (a)	235	22
GATX Corp. (a)	135	7
General Dynamics Corp. (a)	825	65
General Electric Co. (a)	29,855	1,100
Goodrich Corp. (a)	355	20
Harsco Corp. (a)	235	12
Honeywell International, Inc. (a)	2,340	127
Hubbell, Inc., Class B (a)	130	7
Illinois Tool Works, Inc. (a)	1,070	55
Ingersoll-Rand Co., Ltd., Class A (a)	835	37
ITT Corp. (a)	455	29
Jacobs Engineering Group, Inc. (a) *	340	17
Kennametal, Inc. (a)	20	1
L-3 Communications Holdings, Inc. (a)	235	21
Lennox International, Inc. (a)	235	8
Lockheed Martin Corp. (a)	835	80
Masco Corp. (a)	1,550	42
Mueller Industries, Inc. (a)	230	8
NACCO Industries, Inc., Class A (a)	7	1
Northrop Grumman Corp. (a)	1,195	88
Oshkosh Truck Corp. (a)	120	7
PACCAR, Inc. (a)	695	58
Pall Corp. (a)	540	23
Parker Hannifin Corp. (a)	445	41
Pentair, Inc. (a)	350	11
Precision Castparts Corp. (a)	116	12
Quanta Services, Inc. (a) *	135	4
Raytheon Co. (a)	1,310	70
Rockwell Automation, Inc. (a)	250	15
Rockwell Collins, Inc. (a)	330	22
Sequa Corp., Class A (a) *	56	7
Sequa Corp., Class B (a) *	50	6
SPX Corp. (a)	335	24
Tecumseh Products Co., Class A (a) *	70	1
Teleflex, Inc. (a)	320	23
Terex Corp. (a) *	325	25
Textron, Inc. (a)	460	47
The Boeing Co. (a)	1,860	173
The Shaw Group, Inc. (a) *	240	8
The Timken Co. (a)	465	15
Trinity Industries, Inc. (a)	125	6
Tyco International Ltd. (a)	5,340	174
United Rentals, Inc. (a) *	685	23
United Technologies Corp. (a)	2,215	149
URS Corp. (a) *	435	19
USG Corp. (a) *	125	6
W.W. Grainger, Inc. (a)	335	28
Washington Group International, Inc. (a) *	20	1
WESCO International, Inc. (a) *	120	8

		3,395

Commercial Services & Supplies 0.6%

Acco Brands Corp. (a) *	170	4
Allied Waste Industries, Inc. (a) *	1,765	24
Avery Dennison Corp. (a)	250	16
ChoicePoint, Inc. (a) *	125	5
Cintas Corp. (a)	250	9
Corrections Corp. of America (a) *	20	1
Deluxe Corp. (a)	345	13
Equifax, Inc. (a)	30	1
HNI Corp. (a)	120	5
IKON Office Solutions, Inc. (a)	1,325	20
Kelly Services, Inc., Class A (a)	40	1
Manpower, Inc. (a)	245	20
Monster Worldwide, Inc. (a) *	120	5
PHH Corp. (a) *	490	15
Pitney Bowes, Inc. (a)	605	29
R.R. Donnelley & Sons Co. (a)	620	25
Republic Services, Inc. (a)	770	22
Robert Half International, Inc. (a)	430	14
Steelcase, Inc., Class A (a)	175	3
The Brink’s Co. (a)	20	1
The Dun & Bradstreet Corp. (a)	20	2
United Stationers, Inc. (a) *	325	19
Waste Management, Inc. (a)	1,455	54

		308

Consumer Durables & Apparel 1.5%

American Greetings Corp., Class A (a)	50	1
Beazer Homes USA, Inc. (a)	135	5
Brunswick Corp. (a)	470	15
Centex Corp. (a)	490	22
Coach, Inc. (a) *	125	6
D.R. Horton, Inc. (a)	890	20
Eastman Kodak Co. (a)	1,940	48
Fortune Brands, Inc. (a)	260	21
Furniture Brands International, Inc. (a)	160	3
Garmin Ltd. (a)	120	7
Hanesbrands, Inc. (a) *	700	19
Harman International Industries, Inc. (a)	20	3
Hasbro, Inc. (a)	565	18
Hovnanian Enterprises, Inc., Class A (a) *	170	4
Jones Apparel Group, Inc. (a)	575	19
KB Home (a)	360	16
Kellwood Co. (a)	525	15
La-Z-boy, Inc. (a)	200	2
Leggett & Platt, Inc. (a)	720	17
Lennar Corp., Class A (a)	600	26
Liz Claiborne, Inc. (a)	245	11
M.D.C. Holdings, Inc. (a)	235	12
Mattel, Inc. (a)	935	27
Meritage Homes Corp. (a) *	125	4
Mohawk Industries, Inc. (a) *	235	21
Newell Rubbermaid, Inc. (a)	750	23
NIKE, Inc., Class B (a)	1,028	55
NVR, Inc. (a) *	103	85
Polaris Industries, Inc. (a)	200	10
Polo Ralph Lauren Corp. (a)	220	20
Pulte Homes, Inc. (a)	870	23
Snap-on, Inc. (a)	430	23
Standard Pacific Corp. (a)	155	3
The Black & Decker Corp. (a)	230	21
The Ryland Group, Inc. (a)	135	6
The Stanley Works (a)	340	20
The Timberland Co., Class A (a) *	125	3

16 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Toll Brothers, Inc. (a) *	395	12
Tupperware Brands Corp. (a)	140	4
VF Corp. (a)	445	39
WCI Communities, Inc. (a) *	155	3
Whirlpool Corp. (a)	255	27

		739

Consumer Services 1.1%

Apollo Group, Inc., Class A (a) *	125	6
Boyd Gaming Corp. (a)	225	10
Brinker International, Inc. (a)	455	14
Burger King Holdings, Inc. (a)	140	3
Career Education Corp. (a) *	135	4
Carnival Corp. (a)	1,445	71
CBRL Group, Inc. (a)	120	5
Darden Restaurants, Inc. (a)	445	18
H&R Block, Inc. (a)	665	15
Harrah’s Entertainment, Inc. (a)	455	39
Hilton Hotels Corp. (a)	480	16
International Game Technology (a)	355	14
Jack in the Box, Inc. (a) *	20	1
Las Vegas Sands Corp. (a) *	20	2
Marriott International, Inc., Class A (a)	360	16
McDonald’s Corp. (a)	2,480	120
MGM Mirage (a) *	460	31
OSI Restaurant Partners, Inc. (a)	35	1
Royal Caribbean Cruises Ltd. (a)	505	21
Service Corp. International (a)	1,410	17
Six Flags, Inc. (a) *	565	3
Starbucks Corp. (a) *	490	15
Starwood Hotels & Resorts Worldwide, Inc. (a)	470	32
Station Casinos, Inc. (a)	20	2
The ServiceMaster Co. (a)	1,075	17
Wendy’s International, Inc. (a)	465	18
Wyndham Worldwide Corp. (a) *	460	16
YUM! Brands, Inc. (a)	465	29

		556

Diversified Financials 7.4%

A.G. Edwards, Inc. (a)	230	17
Allied Capital Corp. (a)	200	6
American Capital Strategies Ltd. (a)	355	17
American Express Co. (a)	2,095	127
AmeriCredit Corp. (a) *	570	14
Ameriprise Financial, Inc. (a)	700	42
Bank of America Corp. (a)	12,875	655
Capital One Financial Corp. (a)	610	45
Chicago Mercantile Exchange Holdings, Inc., Class A (a)	2	1
CIT Group, Inc. (a)	605	36
Citigroup, Inc. (a)	16,105	864
E *TRADE Financial Corp. (a) *	515	11
Federated Investors, Inc., Class B (a)	430	16
Fifth Third Bancorp (a)	1,890	77
Franklin Resources, Inc. (a)	340	45
Janus Capital Group, Inc. (a)	665	17
Jefferies Group, Inc. (a)	30	1
JPMorgan Chase & Co. (a)	9,895	516
Lazard Ltd., Class A (a)	245	13
Legg Mason, Inc. (a)	20	2
Lehman Brothers Holdings, Inc. (a)	1,075	81
Leucadia National Corp. (a)	250	8
Mellon Financial Corp. (a)	730	31
Merrill Lynch & Co., Inc. (a)	2,120	191
Moody’s Corp. (a)	320	21
Morgan Stanley (a)	2,825	237
Northern Trust Corp. (a)	360	23
Nuveen Investments, Inc., Class A (a)	20	1
NYSE Euronext (a) *	420	36
Raymond James Financial, Inc. (a)	35	1
SLM Corp. (a)	835	45
State Street Corp. (a)	585	40
T. Rowe Price Group, Inc. (a)	345	17
TD Ameritrade Holding Corp. (a) *	70	1
The Bank of New York Co., Inc. (a)	1,670	68
The Bear Stearns Cos., Inc. (a)	348	54
The Charles Schwab Corp. (a)(b)	1,315	25
The Goldman Sachs Group, Inc. (a)	1,111	243
The Student Loan Corp. (a)	108	22
Tri-Continental Corp. (a)	40	1
W.P. Carey & Co. LLC (a)	25	1

		3,669

Energy 7.5%

Anadarko Petroleum Corp. (a)	1,435	67
Apache Corp. (a)	620	45
Arch Coal, Inc. (a)	130	5
Baker Hughes, Inc. (a)	375	30
BJ Services Co. (a)	170	5
Cameron International Corp. (a) *	225	14
Chesapeake Energy Corp. (a)	520	18
Chevron Corp. (a)	8,165	635
Cimarex Energy Co. (a)	145	6
CNX Gas Corp. (a) *	45	1
ConocoPhillips (a)	5,210	361
CONSOL Energy, Inc. (a)	135	6
Devon Energy Corp. (a)	1,070	78
Diamond Offshore Drilling, Inc. (a)	120	10
Dresser-Rand Group, Inc. (a) *	550	18
El Paso Corp. (a)	4,020	60
ENSCO International, Inc. (a)	230	13
EOG Resources, Inc. (a)	450	33
Exxon Mobil Corp. (a)	14,860	1,180
FMC Technologies, Inc. (a) *	220	16
Forest Oil Corp. (a) *	250	9
Foundation Coal Holdings, Inc. (a)	35	1
Frontier Oil Corp. (a)	130	5
Grant Prideco, Inc. (a) *	120	6
Halliburton Co. (a)	1,465	47
Hanover Compressor Co. (a) *	245	5
Hess Corp. (a)	1,050	60
Kinder Morgan, Inc. (a)	131	14
Marathon Oil Corp. (a)	1,345	137
Massey Energy Co. (a)	140	4
Murphy Oil Corp. (a)	375	21
Nabors Industries Ltd. (a) *	600	19
National-Oilwell Varco, Inc. (a) *	235	20
Newfield Exploration Co. (a) *	255	11
Noble Corp. (a)	220	18
Noble Energy, Inc. (a)	235	14
Occidental Petroleum Corp. (a)	2,330	118
Overseas Shipholding Group, Inc. (a)	20	1

See financial notes 17

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Patterson-UTI Energy, Inc. (a)	145	4
Peabody Energy Corp. (a)	145	7
Pioneer Natural Resources Co. (a)	350	18
Pogo Producing Co. (a)	35	2
Pride International, Inc. (a) *	365	12
Rowan Cos., Inc. (a)	130	5
Schlumberger Ltd. (a)	1,290	95
SEACOR Holdings, Inc. (a) *	100	9
Ship Finance International Ltd. (a)	240	7
Smith International, Inc. (a)	140	7
Southwestern Energy Co. (a) *	120	5
Spectra Energy Corp. (a)	2,140	56
Stone Energy Corp. (a) *	235	7
Sunoco, Inc. (a)	490	37
Teekay Shipping Corp. (a)	240	14
Tesoro Corp. (a)	280	34
The Houston Exploration Co. (a) *	220	12
The Williams Cos., Inc. (a)	1,675	49
Tidewater, Inc. (a)	220	14
Transocean, Inc. (a) *	450	39
USEC, Inc. (a) *	265	5
Valero Energy Corp. (a)	1,865	131
Weatherford International Ltd. (a) *	495	26
World Fuel Services Corp. (a)	220	10
XTO Energy, Inc. (a)	260	14

		3,730

Food & Staples Retailing 2.6%

BJ’s Wholesale Club, Inc. (a) *	670	23
Costco Wholesale Corp. (a)	1,215	65
CVS/Caremark Corp. (a)	3,435	125
Longs Drug Stores Corp. (a)	230	13
Nash Finch Co. (a)	30	1
Pathmark Stores, Inc. (a) *	305	4
Performance Food Group Co. (a) *	355	11
Rite Aid Corp. (a) *	3,405	21
Ruddick Corp. (a)	135	4
Safeway, Inc. (a)	2,010	73
Supervalu, Inc. (a)	960	44
Sysco Corp. (a)	1,580	52
The Great Atlantic & Pacific Tea Co., Inc. (a) *	370	12
The Kroger Co. (a)	5,250	155
The Pantry, Inc. (a) *	20	1
Wal-Mart Stores, Inc. (a)	12,435	596
Walgreen Co. (a)	1,670	73
Weis Markets, Inc. (a)	120	5
Whole Foods Market, Inc. (a)	30	1

		1,279

Food, Beverage & Tobacco 5.8%

Altria Group, Inc. (a)	6,530	450
Anheuser-Busch Cos., Inc. (a)	1,875	92
Archer-Daniels-Midland Co. (a)	1,905	74
Brown-Forman Corp., Class A (a)	100	7
Brown-Forman Corp., Class B (a)	20	1
Bunge Ltd. (a)	575	44
Campbell Soup Co. (a)	830	32
Chiquita Brands International, Inc. (a)	65	1
Coca-Cola Enterprises, Inc. (a)	2,595	57
ConAgra Foods, Inc. (a)	3,145	77
Constellation Brands, Inc., Class A (a) *	405	9
Corn Products International, Inc. (a)	35	1
Dean Foods Co. (a) *	490	18
Del Monte Foods Co. (a)	330	4
Fresh Del Monte Produce, Inc. (a)	70	1
General Mills, Inc. (a)	955	57
H.J. Heinz Co. (a)	1,175	55
Hormel Foods Corp. (a)	360	14
Kellogg Co. (a)	1,060	56
Kraft Foods, Inc., Class A (a)	27,932	935
Loews Corp. - Carolina Group (a)	675	52
McCormick & Co., Inc. (a)	440	16
Molson Coors Brewing Co., Class B (a)	240	23
PepsiAmericas, Inc. (a)	580	14
PepsiCo, Inc. (a)	2,710	179
Pilgrim’s Pride Corp. (a)	40	2
Reynolds American, Inc. (a)	1,275	82
Sara Lee Corp. (a)	3,950	65
Seaboard Corp. (a)	6	15
Smithfield Foods, Inc. (a) *	715	22
The Coca-Cola Co. (a)	4,715	246
The Hershey Co. (a)	470	26
The J. M. Smucker Co. (a)	25	1
The Pepsi Bottling Group, Inc. (a)	635	21
Tyson Foods, Inc., Class A (a)	2,680	56
Universal Corp. (a)	225	14
UST, Inc. (a)	470	27
Wm. Wrigley Jr. Co. (a)	375	22

		2,868

Health Care Equipment & Services 2.6%

Aetna, Inc. (a)	1,180	55
Alcon, Inc. (a)	295	40
AmerisourceBergen Corp. (a)	1,070	54
Apria Healthcare Group, Inc. (a) *	30	1
Bausch & Lomb, Inc. (a)	125	7
Baxter International, Inc. (a)	1,060	60
Beckman Coulter, Inc. (a)	20	1
Becton, Dickinson & Co. (a)	455	36
Biomet, Inc. (a)	135	6
Boston Scientific Corp. (a) *	1,385	21
C.R. Bard, Inc. (a)	120	10
Cardinal Health, Inc. (a)	1,520	106
CIGNA Corp. (a)	303	47
Community Health Systems, Inc. (a) *	250	9
Coventry Health Care, Inc. (a) *	250	15
Dade Behring Holdings, Inc. (a)	120	6
DaVita, Inc. (a) *	30	2
DENTSPLY International, Inc. (a)	135	5
Express Scripts, Inc. (a) *	460	44
Health Management Associates, Inc., Class A (a)	295	3
Health Net, Inc. (a) *	470	25
Henry Schein, Inc. (a) *	330	17
Hillenbrand Industries, Inc. (a)	225	14
Hospira, Inc. (a) *	450	18
Humana, Inc. (a) *	570	36
IMS Health, Inc. (a)	240	7
Kindred Healthcare, Inc. (a) *	345	12
Laboratory Corp. of America Holdings (a) *	330	26
LifePoint Hospitals, Inc. (a) *	230	8

18 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Lincare Holdings, Inc. (a) *	135	5
Magellan Health Services, Inc. (a) *	25	1
Manor Care, Inc. (a)	225	15
McKesson Corp. (a)	1,440	85
Medco Health Solutions, Inc. (a) *	1,080	84
Medtronic, Inc. (a)	1,405	74
Omnicare, Inc. (a)	150	5
Owens & Minor, Inc. (a)	35	1
Patterson Cos., Inc. (a) *	135	5
Quest Diagnostics, Inc. (a)	355	17
St. Jude Medical, Inc. (a) *	260	11
Stryker Corp. (a)	245	16
Tenet Healthcare Corp. (a) *	4,275	32
Triad Hospitals, Inc. (a) *	355	19
UnitedHealth Group, Inc. (a)	1,675	89
Universal Health Services, Inc., Class B (a)	125	8
Varian Medical Systems, Inc. (a) *	120	5
WellPoint, Inc. (a) *	1,510	119
Zimmer Holdings, Inc. (a) *	240	22

		1,304

Household & Personal Products 1.1%

Alberto-Culver Co. (a)	170	4
Avon Products, Inc. (a)	925	37
Colgate-Palmolive Co. (a)	930	63
Energizer Holdings, Inc. (a) *	220	21
Kimberly-Clark Corp. (a)	1,400	100
NBTY, Inc. (a) *	220	11
Spectrum Brands, Inc. (a) *	115	1
The Clorox Co. (a)	255	17
The Estee Lauder Cos., Inc., Class A (a)	360	18
The Procter & Gamble Co. (a)	4,475	288

		560

Insurance 5.5%

ACE Ltd. (a)	840	50
AFLAC, Inc. (a)	940	48
Alleghany Corp. (a) *	112	40
Allied World Assurance Holdings Ltd. (a)	240	11
Ambac Financial Group, Inc. (a)	235	22
American Financial Group, Inc. (a)	660	23
American International Group, Inc. (a)	6,260	438
American National Insurance Co. (a)	119	16
AON Corp. (a)	1,060	41
Arch Capital Group Ltd. (a) *	125	9
Arthur J. Gallagher & Co. (a)	340	9
Aspen Insurance Holdings Ltd. (a)	325	9
Assurant, Inc. (a)	455	26
Axis Capital Holdings Ltd. (a)	250	9
Berkshire Hathaway, Inc., Class A (a) *	2	218
Berkshire Hathaway, Inc., Class B (a) *	58	210
Cincinnati Financial Corp. (a)	380	17
CNA Financial Corp. (a) *	820	38
Conseco, Inc. (a) *	1,240	22
Endurance Specialty Holdings Ltd. (a)	130	5
Erie Indemnity Co., Class A (a)	125	7
Everest Re Group Ltd. (a)	125	13
Fidelity National Financial, Inc., Class A (a)	605	15
First American Corp. (a)	360	19
Genworth Financial, Inc., Class A (a)	3,255	119
Hanover Insurance Group, Inc. (a)	430	20
HCC Insurance Holdings, Inc. (a)	335	10
LandAmerica Financial Group, Inc. (a)	120	10
Lincoln National Corp. (a)	680	48
Loews Corp. (a)	1,265	60
Markel Corp. (a) *	13	6
Marsh & McLennan Cos., Inc. (a)	2,570	82
MBIA, Inc. (a)	370	26
Mercury General Corp. (a)	230	12
MetLife, Inc. (a)	2,205	145
Montpelier Re Holdings Ltd. (a)	380	7
Nationwide Financial Services, Inc., Class A (a) *	365	21
Odyssey Re Holdings Corp. (a)	125	5
Ohio Casualty Corp. (a)	330	10
Old Republic International Corp. (a)	1,060	23
PartnerRe Ltd. (a)	130	9
Principal Financial Group, Inc. (a)	685	43
Protective Life Corp. (a)	335	16
Prudential Financial, Inc. (a)	1,080	103
Reinsurance Group of America, Inc. (a)	330	21
RenaissanceRe Holdings Ltd. (a)	125	7
SAFECO Corp. (a)	260	17
StanCorp Financial Group, Inc. (a)	125	6
The Allstate Corp. (a)	2,325	145
The Chubb Corp. (a)	1,175	63
The Commerce Group, Inc. (a)	145	5
The Hartford Financial Services Group, Inc. (a)	830	84
The Phoenix Cos., Inc. (a)	480	7
The Progressive Corp. (a)	1,345	31
The Travelers Cos., Inc. (a)	1,555	84
Torchmark Corp. (a)	240	16
Transatlantic Holdings, Inc. (a)	325	23
Unitrin, Inc. (a)	350	16
Unum Group (a)	1,745	43
W. R. Berkley Corp. (a)	660	21
Wesco Financial Corp. (a)	12	5
White Mountains Insurance Group Ltd. (a)	29	17
XL Capital Ltd., Class A (a)	485	38

		2,739

Materials 3.2%

Air Products & Chemicals, Inc. (a)	575	44
Airgas, Inc. (a)	120	5
AK Steel Holding Corp. (a) *	45	1
Albemarle Corp. (a)	125	5
Alcoa, Inc. (a)	3,165	112
Allegheny Technologies, Inc. (a)	211	23
Ashland, Inc. (a)	250	15
Ball Corp. (a)	340	17
Bemis Co., Inc. (a)	355	12
Bowater, Inc. (a)	365	8
Cabot Corp. (a)	430	20
Celanese Corp., Class A (a)	900	30
Chemtura Corp. (a)	230	3

See financial notes 19

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Commercial Metals Co. (a)	345	12
Crown Holdings, Inc. (a) *	820	20
Cytec Industries, Inc. (a)	220	12
E.I. du Pont de Nemours & Co. (a)	3,045	150
Eastman Chemical Co. (a)	460	31
Ecolab, Inc. (a)	360	16
FMC Corp. (a)	20	2
Freeport-McMoRan Copper & Gold, Inc. (a)	585	39
Graphic Packaging Corp. (a) *	195	1
Greif, Inc., Class A (a)	112	6
Hercules, Inc. (a) *	150	3
Huntsman Corp. (a)	865	17
International Flavors & Fragrances, Inc. (a)	235	11
International Paper Co. (a)	2,695	102
Louisiana-Pacific Corp. (a)	185	4
Lyondell Chemical Co. (a)	1,025	32
Martin Marietta Materials, Inc. (a)	10	1
MeadWestvaco Corp. (a)	940	31
Monsanto Co. (a)	495	29
Nalco Holding Co. (a)	170	5
Newmont Mining Corp. (a)	510	21
Nucor Corp. (a)	580	37
Olin Corp. (a)	155	3
Owens-Illinois, Inc. (a) *	745	22
Packaging Corp. of America (a)	645	16
Pactiv Corp. (a) *	560	19
PPG Industries, Inc. (a)	700	52
Praxair, Inc. (a)	685	44
Reliance Steel & Aluminum Co. (a)	120	7
Rockwood Holdings, Inc. (a) *	40	1
Rohm & Haas Co. (a)	500	26
RPM International, Inc. (a)	65	1
Sealed Air Corp. (a)	575	19
Sigma-Aldrich Corp. (a)	430	18
Silgan Holdings, Inc. (a)	20	1
Smurfit-Stone Container Corp. (a) *	2,005	24
Sonoco Products Co. (a)	555	24
Southern Copper Corp. (a)	455	37
Steel Dynamics, Inc. (a)	25	1
Temple-Inland, Inc. (a)	445	26
The Dow Chemical Co. (a)	3,880	173
The Lubrizol Corp. (a)	335	20
The Mosaic Co. (a) *	660	20
The Scotts Miracle-Gro Co., Class A (a)	220	10
The Valspar Corp. (a)	50	1
United States Steel Corp. (a)	395	40
Valhi, Inc. (a)	150	3
Vulcan Materials Co. (a)	123	15
Weyerhaeuser Co. (a)	830	66
Worthington Industries, Inc. (a)	65	1

		1,567

Media 3.0%

Belo Corp., Class A (a)	180	3
Cablevision Systems Corp., Class A (a) *	665	22
CBS Corp., Class B (a)	3,770	120
Charter Communications, Inc., Class A (a) *	3,905	12
Clear Channel Communications, Inc. (a)	1,305	46
Clear Channel Outdoor Holdings, Inc., Class A (a) *	470	13
Comcast Corp., Class A (a) *	4,610	123
Comcast Corp., Special Class A (a) *	2,270	60
Discovery Holding Co. (a) *	715	16
Dow Jones & Co., Inc. (a)	235	9
EchoStar Communications Corp., Class A (a) *	570	27
Gannett Co., Inc. (a)	930	53
Getty Images, Inc. (a) *	220	11
Hearst-Argyle Television, Inc. (a)	40	1
Idearc, Inc. (a)	1,225	43
Lamar Advertising Co., Class A (a) *	20	1
Liberty Global, Inc., Class A (a) *	570	20
Liberty Global, Inc., Series C (a) *	370	12
Liberty Media Corp. - Capital, Series A (a) *	117	13
Live Nation, Inc. (a) *	145	3
Meredith Corp. (a)	300	17
News Corp., Class A (a)	3,380	76
News Corp., Class B (a)	1,320	32
Omnicom Group, Inc. (a)	402	42
Regal Entertainment Group, Class A (a)	1,885	41
Scholastic Corp. (a) *	35	1
Sun-Times Media Group, Inc., Class A (a)	505	3
The DIRECTV Group, Inc. (a) *	1,840	44
The E.W. Scripps Co., Class A (a)	345	15
The Interpublic Group of Cos., Inc. (a) *	1,405	18
The McClatchy Co., Class A (a)	30	1
The McGraw-Hill Cos., Inc. (a)	580	38
The New York Times Co., Class A (a)	700	16
The Walt Disney Co. (a)	4,200	147
The Washington Post Co., Class B (a)	20	15
Time Warner, Inc. (a)	12,155	251
Tribune Co. (a)	990	32
Viacom, Inc., Class B (a) *	1,300	54
Virgin Media, Inc. (a)	710	18
Warner Music Group Corp. (a)	60	1

		1,470

Pharmaceuticals & Biotechnology 4.9%

Abbott Laboratories (a)	3,175	180
Allergan, Inc. (a)	115	14
Amgen, Inc. (a) *	1,435	92
Applied Biosystems Group - Applera Corp. (a)	645	20
Barr Pharmaceuticals, Inc. (a) *	120	6
Biogen Idec, Inc. (a) *	575	27
Bristol-Myers Squibb Co. (a)	7,570	218
Charles River Laboratories International, Inc. (a) *	225	11
Eli Lilly and Co. (a)	2,815	166
Forest Laboratories, Inc. (a) *	555	30
Genentech, Inc. (a) *	370	30
Genzyme Corp. (a) *	250	16
Gilead Sciences, Inc. (a) *	330	27
Invitrogen Corp. (a) *	20	1
Johnson & Johnson (a)	5,785	372

20 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

King Pharmaceuticals, Inc. (a) *	1,000	20
MedImmune, Inc. (a) *	35	2
Merck & Co. Inc. (a)	7,305	376
Mylan Laboratories, Inc. (a)	175	4
PerkinElmer, Inc. (a)	150	4
Pfizer, Inc. (a)	20,820	551
Schering-Plough Corp. (a)	2,650	84
Thermo Fisher Scientific, Inc. (a) *	445	23
Watson Pharmaceuticals, Inc. (a) *	165	4
Wyeth (a)	2,840	158

		2,436

Real Estate 1.2%

AMB Property Corp. (a)	240	15
American Home Mortgage Investment Corp. (a)	35	1
Annaly Capital Management, Inc. (a)	985	16
Apartment Investment & Management Co., Class A (a)	255	14
Archstone-Smith Trust (a)	485	25
AvalonBay Communities, Inc. (a)	120	15
Boston Properties, Inc. (a)	290	34
Brandywine Realty Trust (a)	125	4
BRE Properties, Inc. (a)	220	13
Camden Property Trust (a)	120	8
CB Richard Ellis Group, Inc., Class A (a) *	430	15
CBL & Associates Properties, Inc. (a)	30	1
Colonial Properties Trust (a)	225	11
Cousins Properties, Inc. (a)	120	4
Crescent Real Estate Equities Co. (a)	605	12
Developers Diversified Realty Corp. (a)	235	15
Duke Realty Corp. (a)	475	20
Equity Lifestyle Properties, Inc. (a)	20	1
Equity One, Inc. (a)	130	4
Equity Residential (a)	725	34
Essex Property Trust, Inc. (a)	56	7
Federal Realty Investment Trust (a)	20	2
First Industrial Realty Trust, Inc. (a)	30	1
Friedman, Billings, Ramsey Group, Inc., Class A (a)	540	3
General Growth Properties, Inc. (a)	250	16
Glimcher Realty Trust (a)	25	1
Health Care Property Investors, Inc. (a)	365	13
Health Care REIT, Inc. (a)	30	1
Healthcare Realty Trust, Inc. (a)	35	1
Highwoods Properties, Inc. (a)	135	6
Home Properties, Inc. (a)	20	1
Hospitality Properties Trust (a)	355	16
Host Hotels & Resorts, Inc. (a)	485	12
HRPT Properties Trust (a)	950	12
Impac Mortgage Holdings, Inc. (a)	220	1
iStar Financial, Inc. (a)	370	18
Kimco Realty Corp. (a)	360	17
Liberty Property Trust (a)	250	12
Mack-Cali Realty Corp. (a)	250	12
Nationwide Health Properties, Inc. (a)	235	8
Newcastle Investment Corp. (a)	130	4
Pennsylvania Real Estate Investment Trust (a)	120	6
Plum Creek Timber Co., Inc. (a)	495	20
Post Properties, Inc. (a)	25	1
Potlatch Corp. (a)	120	5
ProLogis (a)	460	30
Public Storage, Inc. (a)	130	12
Rayonier, Inc. (a)	135	6
Realty Income Corp. (a)	240	7
Redwood Trust, Inc. (a)	25	1
Regency Centers Corp. (a)	120	10
Senior Housing Properties Trust (a)	140	3
Simon Property Group, Inc. (a)	130	15
SL Green Realty Corp. (a)	57	8
Strategic Hotels & Resorts, Inc. (a)	55	1
The Macerich Co. (a)	20	2
Thornburg Mortgage, Inc. (a)	485	14
UDR, Inc. (a)	250	8
Ventas, Inc. (a)	125	5
Vornado Realty Trust (a)	193	23
Weingarten Realty Investors (a)	135	6

		609

Retailing 3.1%

Abercrombie & Fitch Co., Class A (a)	220	18
Advance Auto Parts, Inc. (a)	245	10
Amazon.com, Inc. (a) *	350	21
American Eagle Outfitters, Inc. (a)	135	4
AnnTaylor Stores Corp. (a) *	230	9
Asbury Automotive Group, Inc. (a)	245	7
AutoNation, Inc. (a) *	2,135	44
AutoZone, Inc. (a) *	123	16
Barnes & Noble, Inc. (a)	240	10
Bed Bath & Beyond, Inc. (a) *	265	11
Best Buy Co., Inc. (a)	1,050	49
Big Lots, Inc. (a) *	665	21
Blockbuster, Inc., Class A (a) *	3,475	22
Blockbuster, Inc., Class B (a) *	425	2
Borders Group, Inc. (a)	260	6
CarMax, Inc. (a) *	140	4
Charming Shoppes, Inc. (a) *	290	4
Circuit City Stores, Inc. (a)	845	15
Claire’s Stores, Inc. (a)	125	4
Dillard’s, Inc., Class A (a)	575	20
Dollar General Corp. (a)	865	18
Dollar Tree Stores, Inc. (a) *	445	18
eBay, Inc. (a) *	1,075	37
Expedia, Inc. (a) *	1,130	27
Family Dollar Stores, Inc. (a)	675	22
Federated Department Stores, Inc. (a)	1,420	62
Foot Locker, Inc. (a)	595	14
GameStop Corp., Class A (a) *	40	1
Genuine Parts Co. (a)	500	25
Group 1 Automotive, Inc. (a)	35	1
IAC/InterActiveCorp (a) *	1,045	40
J.C. Penney Co., Inc. (a)	600	47
Kohl’s Corp. (a) *	695	51
Liberty Media Corp. - Interactive Class A (a) *	2,020	51
Limited Brands, Inc. (a)	1,220	34
Lowe’s Cos., Inc. (a)	2,955	90
Nordstrom, Inc. (a)	555	30
O’Reilly Automotive, Inc. (a) *	130	5
Office Depot, Inc. (a) *	1,050	35

See financial notes 21

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

OfficeMax, Inc. (a)	555	27
Payless ShoeSource, Inc. (a) *	40	1
PetSmart, Inc. (a)	40	1
Pier 1 Imports, Inc. (a)	435	3
RadioShack Corp. (a)	580	17
Rent-A-Center, Inc. (a) *	470	13
Ross Stores, Inc. (a)	345	11
Saks, Inc. (a) *	935	20
Sally Beauty Holdings, Inc. (a) *	325	3
Sears Holdings Corp. (a) *	421	80
Sonic Automotive, Inc., Class A (a)	60	2
Staples, Inc. (a)	1,300	32
Target Corp. (a)	2,115	126
The Gap, Inc. (a)	2,475	44
The Home Depot, Inc. (a)	5,240	198
The Pep Boys - Manny, Moe & Jack (a)	155	3
The Sherwin-Williams Co. (a)	245	16
The Talbots, Inc. (a)	135	3
The TJX Cos., Inc. (a)	880	25
Tiffany & Co. (a)	135	6
United Auto Group, Inc. (a)	195	4
Williams-Sonoma, Inc. (a)	245	9
Zale Corp. (a) *	245	7

		1,556

Semiconductors & Semiconductor Equipment 1.2%

Advanced Micro Devices, Inc. (a) *	630	9
Altera Corp. (a) *	150	3
Amkor Technology, Inc. (a) *	1,180	17
Analog Devices, Inc. (a)	465	18
Applied Materials, Inc. (a)	2,185	42
Atmel Corp. (a) *	590	3
Broadcom Corp., Class A (a) *	345	11
Fairchild Semiconductor International, Inc. (a) *	160	3
Intel Corp. (a)	12,500	269
International Rectifier Corp. (a) *	125	4
Intersil Corp., Class A (a)	135	4
KLA-Tencor Corp. (a)	330	18
Lam Research Corp. (a) *	120	7
Linear Technology Corp. (a)	355	13
LSI Logic Corp. (a) *	640	5
Marvell Technology Group Ltd. (a) *	180	3
Maxim Integrated Products, Inc. (a)	165	5
Microchip Technology, Inc. (a)	130	5
Micron Technology, Inc. (a) *	1,875	22
National Semiconductor Corp. (a)	750	20
Novellus Systems, Inc. (a) *	240	8
NVIDIA Corp. (a) *	145	5
Spansion, Inc., Class A (a) *	310	3
Teradyne, Inc. (a) *	150	3
Texas Instruments, Inc. (a)	1,810	62
Xilinx, Inc. (a)	760	22

		584

Software & Services 3.1%

Accenture Ltd., Class A (a)	1,195	47
Activision, Inc. (a) *	150	3
Adobe Systems, Inc. (a) *	340	14
Affiliated Computer Services, Inc., Class A (a) *	255	15
Alliance Data Systems Corp. (a) *	220	14
Amdocs Ltd. (a) *	350	13
Automatic Data Processing, Inc. (a)	1,050	47
BEA Systems, Inc. (a) *	285	3
BMC Software, Inc. (a) *	240	8
Broadridge Financial Solutions, Inc. (a) *	237	5
CA, Inc. (a)	1,005	27
Cadence Design Systems, Inc. (a) *	875	19
Ceridian Corp. (a) *	35	1
CheckFree Corp. (a) *	120	4
Citrix Systems, Inc. (a) *	130	4
Computer Sciences Corp. (a) *	1,045	58
Compuware Corp. (a) *	120	1
Convergys Corp. (a) *	765	19
DST Systems, Inc. (a) *	220	17
Electronic Arts, Inc. (a) *	250	13
Electronic Data Systems Corp. (a)	2,390	70
Fidelity National Information Services, Inc. (a)	820	41
First Data Corp. (a)	1,785	58
Fiserv, Inc. (a) *	350	19
Google, Inc., Class A (a) *	52	25
Hewitt Associates, Inc., Class A (a) *	650	19
Intuit, Inc. (a) *	455	13
Iron Mountain, Inc. (a) *	355	10
MasterCard, Inc., Class A (a)	218	24
McAfee, Inc. (a) *	135	4
Microsoft Corp. (a)	22,715	680
MoneyGram International, Inc. (a)	25	1
Novell, Inc. (a) *	135	1
Oracle Corp. (a) *	5,280	99
Paychex, Inc. (a)	460	17
Perot Systems Corp., Class A (a) *	155	3
Symantec Corp. (a) *	945	17
Synopsys, Inc. (a) *	640	18
Total System Services, Inc. (a)	530	17
Unisys Corp. (a) *	1,760	14
VeriSign, Inc. (a) *	360	10
Western Union Co. (a)	610	13
Yahoo!, Inc. (a) *	755	21

		1,526

Technology Hardware & Equipment 3.4%

Agilent Technologies, Inc. (a) *	905	31
Andrew Corp. (a) *	305	3
Anixter International, Inc. (a) *	20	1
Apple, Inc. (a) *	465	46
Arrow Electronics, Inc. (a) *	495	20
Avaya, Inc. (a) *	1,900	25
Avnet, Inc. (a) *	580	24
AVX Corp. (a)	80	1
Benchmark Electronics, Inc. (a) *	40	1
CDW Corp. (a)	30	2
Cisco Systems, Inc. (a) *	5,965	160
Corning, Inc. (a) *	860	20
Dell, Inc. (a) *	4,750	120
Diebold, Inc. (a)	230	11
EMC Corp. (a) *	3,270	50
Flextronics International Ltd. (a) *	2,225	25

22 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Gateway, Inc. (a) *	1,430	3
Harris Corp. (a)	25	1
Hewlett-Packard Co. (a)	6,005	253
Ingram Micro, Inc., Class A (a) *	2,365	46
Insight Enterprises, Inc. (a) *	55	1
International Business Machines Corp. (a)	3,645	373
Jabil Circuit, Inc. (a)	595	14
JDS Uniphase Corp. (a) *	160	3
Juniper Networks, Inc. (a) *	1,170	26
Lexmark International, Inc., Class A (a) *	245	13
Mettler-Toledo International, Inc. (a) *	100	10
Molex, Inc. (a)	130	4
Molex, Inc., Class A (a)	130	3
Motorola, Inc. (a)	5,400	94
NCR Corp. (a) *	365	18
Network Appliance, Inc. (a) *	530	20
QUALCOMM, Inc. (a)	1,085	48
SanDisk Corp. (a) *	145	6
Sanmina-SCI Corp. (a) *	5,095	18
Seagate Technology (a)	835	18
Solectron Corp. (a) *	6,890	23
Sun Microsystems, Inc. (a) *	7,415	39
SYNNEX Corp. (a) *	170	3
Tech Data Corp. (a) *	940	33
Tellabs, Inc. (a) *	560	6
UTStarcom, Inc. (a) *	405	3
Vishay Intertechnology, Inc. (a) *	1,440	24
Western Digital Corp. (a) *	160	3
Xerox Corp. (a) *	2,830	52

		1,698

Telecommunication Services 3.3%

ALLTEL Corp. (a)	1,400	88
American Tower Corp., Class A (a) *	365	14
AT&T Corp.	1,000	39
AT&T, Inc. (a)	13,015	504
CenturyTel, Inc. (a)	565	26
Cincinnati Bell, Inc. (a) *	595	3
Citizens Communications Co. (a)	1,260	19
Crown Castle International Corp. (a) *	135	5
Embarq Corp. (a)	1,040	62
Level 3 Communications, Inc. (a) *	300	2
NII Holdings, Inc. (a) *	120	9
Qwest Communications International, Inc. (a) *	5,180	46
Sprint Nextel Corp. (a)	9,940	199
Telephone & Data Systems, Inc. (a)	225	13
Telephone & Data Systems, Inc., Special Shares (a)	130	7
United States Cellular Corp. (a) *	235	17
Verizon Communications, Inc. (a)	15,720	600

		1,653

Transportation 1.5%

Alaska Air Group, Inc. (a) *	125	4
Alexander & Baldwin, Inc. (a)	120	6
AMERCO (a) *	220	15
AMR Corp. (a) *	1,020	27
Avis Budget Group, Inc. (a) *	3,390	95
Burlington Northern Santa Fe Corp. (a)	720	63
C.H. Robinson Worldwide, Inc. (a)	30	2
Con-way, Inc. (a)	330	18
Continental Airlines, Inc., Class B (a) *	670	24
CSX Corp. (a)	1,070	46
Dollar Thrifty Automotive Group, Inc. (a) *	125	6
Expeditors International of Washington, Inc. (a)	125	5
FedEx Corp. (a)	562	59
J.B. Hunt Transport Services, Inc. (a)	245	7
Kansas City Southern (a) *	130	5
Laidlaw International, Inc. (a)	250	9
Norfolk Southern Corp. (a)	950	51
Ryder System, Inc. (a)	255	13
Southwest Airlines Co. (a)	1,375	20
Swift Transportation Co., Inc. (a) *	145	4
Union Pacific Corp. (a)	708	81
United Parcel Service, Inc., Class B (a)	2,480	175
Werner Enterprises, Inc. (a)	340	6
YRC Worldwide, Inc. (a) *	355	14

		755

Utilities 5.3%

AGL Resources, Inc. (a)	240	10
Allegheny Energy, Inc. (a) *	455	24
ALLETE, Inc. (a)	30	1
Alliant Energy Corp. (a)	575	25
Ameren Corp. (a)	850	45
American Electric Power Co., Inc. (a)	2,455	123
Aqua America, Inc. (a)	140	3
Aquila, Inc. (a) *	4,035	17
Atmos Energy Corp. (a)	60	2
Avista Corp. (a)	250	6
Black Hills Corp. (a)	225	9
CenterPoint Energy, Inc. (a)	2,610	49
Cleco Corp. (a)	135	4
CMS Energy Corp. (a)	1,310	24
Consolidated Edison, Inc. (a)	1,205	62
Constellation Energy Group (a)	580	52
Dominion Resources, Inc. (a)	1,295	118
DPL, Inc. (a)	370	12
DTE Energy Co. (a)	1,165	59
Duke Energy Corp. (a)	4,625	95
Duquesne Light Holdings, Inc. (a)	365	7
Dynegy, Inc., Class A (a) *	2,240	21
Edison International (a)	1,190	62
Energen Corp. (a)	120	7
Energy East Corp. (a)	750	18
Entergy Corp. (a)	667	75
Equitable Resources, Inc. (a)	330	17
Exelon Corp. (a)	1,755	132
FirstEnergy Corp. (a)	1,390	95
FPL Group, Inc. (a)	1,280	82
Great Plains Energy, Inc. (a)	370	12
Hawaiian Electric Industries, Inc. (a)	170	4
IDACORP, Inc. (a)	40	1
Integrys Energy Group, Inc. (a)	235	13
KeySpan Corp. (a)	955	40
MDU Resources Group, Inc. (a)	580	18
Mirant Corp. (a) *	845	38

See financial notes 23

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

National Fuel Gas Co. (a)	145	7
New Jersey Resources Corp. (a)	220	12
Nicor, Inc. (a)	340	17
NiSource, Inc. (a)	1,475	36
Northeast Utilities (a)	815	26
NorthWestern Corp. (a)	25	1
NRG Energy, Inc. (a) *	230	18
NSTAR (a)	380	14
OGE Energy Corp. (a)	265	10
ONEOK, Inc. (a)	570	28
Pepco Holdings, Inc. (a)	965	29
PG&E Corp. (a)	1,515	77
Piedmont Natural Gas Co., Inc. (a)	50	1
Pinnacle West Capital Corp. (a)	385	19
PNM Resources, Inc. (a)	45	1
Portland General Electric Co. (a)	45	1
PPL Corp. (a)	955	42
Progress Energy, Inc. (a)	1,325	67
Public Service Enterprise Group, Inc. (a)	840	73
Puget Energy, Inc. (a)	400	10
Questar Corp. (a)	125	12
Reliant Energy, Inc. (a) *	13,470	300
SCANA Corp. (a)	385	17
Sempra Energy (a)	815	52
Sierra Pacific Resources (a) *	200	4
Southern Co. (a)	2,995	113
Southern Union Co. (a)	350	11
Southwest Gas Corp. (a)	125	5
TECO Energy, Inc. (a)	1,285	23
The AES Corp. (a) *	1,870	41
TXU Corp. (a)	845	55
UGI Corp. (a)	170	5
UIL Holdings Corp. (a)	25	1
Unisource Energy Corp. (a)	225	9
Vectren Corp. (a)	65	2
Westar Energy, Inc. (a)	170	5
WGL Holdings, Inc. (a)	45	2
Wisconsin Energy Corp. (a)	470	23
Xcel Energy, Inc. (a)	2,380	57

		2,608

Total Common Stock (Cost $40,371)		40,878

Foreign Common Stock 0.1% of net assets

Canada 0.0%

Consumer Services 0.0%

Tim Hortons, Inc. (a)	230	7

Cayman Islands 0.1%

Energy 0.1%

GlobalSantaFe Corp. (a)	245	16

Isreal 0.0%

Software & Services 0.0%

Check Point Software Technologies Ltd. (a) *	55	1

United Kingdom 0.0%

Insurance 0.0%

Willis Group Holdings Ltd. (a)	245	10

Total Foreign Common Stock (Cost $33)		34

	Face
Security	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.9% of net assets

Repurchase Agreement 2.6%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $1,249 (fully collateralized by Freddie Mac with a value of $1,326.)	1,294	1,294

U.S. Treasury Obligation 0.3%

U.S. Treasury Bill
4.94%, 06/14/07	30	30
4.96%, 06/14/07	50	50
4.98%, 06/14/07	100	99

		179

Total Short-Term Investments (Cost $1,473)		1,473

End of Investments.

24 See financial notes

Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/07, the tax basis cost of the fund’s investments was $41,877, and the unrealized appreciation and depreciation were $777 and ($269), respectively, with a net appreciation of $508.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number	Contract	Unrealized
	of Contracts	Value	Losses

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	85	6,326	(38)

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 25

Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $41,877)		$42,385
Receivables:
Fund shares sold		7,592
Dividends		13
Interest		1
Due from investment adviser	+	1

Total assets		49,992

Liabilities
Payables:
Transfer agent and shareholder services fees		1
Fund shares redeemed		329
Due to brokers for futures		38
Trustees’ fees		1
Accrued expenses	+	4

Total liabilities		373

Net Assets
Total assets		49,992
Total liabilities	−	373

Net assets		$49,619
Net Assets by Source
Capital received from investors		49,040
Net investment income not yet distributed		26
Net realized capital gains		83
Net unrealized capital gains		470

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$7,672		736		$10.42
Select Shares	$15,160		1,455		$10.42
Institutional Shares	$26,787		2,571		$10.42

26 See financial notes

Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For April 2, 2007 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$17
Dividends	+	16

Total Investment Income		33

Net Realized Gains and Losses
Net realized gains on investments		6
Net realized gains on futures contracts	+	77

Net realized gains		83

Net Unrealized Gains and Losses
Net unrealized gains on investments		508
Net unrealized losses on futures contracts	+	(38)

Net unrealized gains		470

Expenses
Investment adviser and administrator fees		5
Transfer agent and shareholder service fees:
Investor Shares		1
Select Shares		−
Institutional Shares		1
Professional fees		3
Portfolio accounting fees		3
Shareholder reports		2
Registration fees		1
FTSE RAFI Index fees		1
Custodian fees		1
Trustees’ fees	+	1

Total expenses		19
Expense reduction by adviser and Schwab	−	12

Net expenses		7

Increase in Net Assets from Operations
Total investment income		33
Net expenses	−	7

Net investment income		26
Net realized gains		83
Net unrealized gains	+	470

Increase in net assets from operations		$579

See financial notes 27

Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		4/2/07*-04/30/07
Net investment income		$26
Net realized gains		83
Net unrealized gains	+	470

Increase in net assets from operations		579

Transactions in Fund Shares

		4/2/07*-04/30/07
		SHARES	VALUE

Shares Sold
Investor Shares		739	$7,629
Select Shares		1,516	15,653
Institutional Shares	+	2,571	26,422

Total shares sold		4,826	$49,704

Shares Redeemed
Investor Shares		(3)	($30)
Select Shares		(61)	(634)
Institutional Shares	+	—	—

Total shares redeemed		(64)	($664)

Net transactions in fund shares		4,762	$49,040

Shares Outstanding and Net Assets

		4/2/07*-04/30/07
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	4,762	49,619

End of period		4,762	$49,619

Net investment income not yet distributed			$26

*	Commencement of operations.

28 See financial notes

Schwab Fundamental US Small-Mid Company
Index Fundtm

Financial Statements

Financial Highlights

	4/02/07[1]–
Investor Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.00	[2]
Net realized and unrealized gains	0.19

Total income or loss from investment operations	0.19
Net asset value at end of period	10.19

Total return (%)	1.90	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[4]
Gross operating expenses	1.70	[4]
Net investment income	1.26	[4]
Portfolio turnover rate	2	[3]
Net assets, end of period ($ x 1,000,000)	5

	4/02/07[1]–
Select Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.00	[2]
Net realized and unrealized gains	0.19

Total income from investment operations	0.19
Net asset value at end of period	10.19

Total return (%)	1.90	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[4]
Gross operating expenses	1.59	[4]
Net investment income	1.42	[4]
Portfolio turnover rate	2	[3]
Net assets, end of period ($ x 1,000,000)	4

*	Unaudited.
[1]	Commencement of operations.

[2]	Per share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 29

Schwab Fundamental US Small-Mid Company Index Fundtm

Financial Highlights continued

	4/02/07[1]–
Institutional Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains	0.18

Total income from investment operations	0.19
Net asset value at end of period	10.19

Total return (%)	1.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	1.65	[3]
Net investment income	1.47	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	12

*	Unaudited.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

30 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

89.4%	Common Stock	19,022	19,089
0.5%	Foreign Common Stock	101	103
3.7%	Short-Term Investments	785	785

93.6%	Total Investments	19,908	19,977
6.4%	Other Assets and Liabilities		1,358

100.0%	Net Assets		21,335

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 89.4% of net assets

Automobiles & Components 0.9%

Aftermarket Technology Corp. (a) *	685	19
Bandag, Inc. (a)	190	10
Bandag, Inc., Class A (a)	190	10
Drew Industries, Inc. (a) *	215	6
Fleetwood Enterprises, Inc. (a) *	1,515	13
Gentex Corp.	1,570	28
Modine Manufacturing Co. (a)	1,015	23
Monaco Coach Corp. (a)	935	14
Sauer-Danfoss, Inc.	540	16
Superior Industries International, Inc.	960	22
Thor Industries, Inc.	410	16
Winnebago Industries, Inc.	565	18

		195

Banks 7.9%

1st Source Corp. (a)	540	13
Accredited Home Lenders Holding Co. (a) *	550	6
Alabama National Bancorp (a)	280	18
AMCORE Financial, Inc. (a)	460	13
Anchor BanCorp Wisconsin, Inc. (a)	445	12
Arrow Financial Corp. (a)	295	7
BancFirst Corp. (a)	275	12
Bank Mutual Corp. (a)	1,060	12
Bank of Granite Corp. (a)	300	5
Bank of the Ozarks, Inc. (a)	260	8
BankUnited Financial Corp., Class A (a)	260	6
Banner Corp. (a)	260	10
Boston Private Financial Holdings, Inc. (a)	340	9
Brookline Bancorp, Inc. (a)	1,310	16
Cadence Financial Corp. (a)	190	4
Camden National Corp. (a)	245	10
Capital City Bank Group, Inc. (a)	395	12
Capitol Bancorp Ltd. (a)	80	2
Capitol Federal Financial (a)	780	30
Cascade Bancorp (a)	55	1
Cathay General Bancorp (a)	400	13
Centennial Bank Holdings, Inc. (a) *	830	7
Central Pacific Financial Corp. (a)	245	8
Chemical Financial Corp. (a)	630	17
Chittenden Corp. (a)	685	20
Citizens Banking Corp. (a)	1,100	22
City Bank (a)	280	9
City Holding Co. (a)	290	11
CoBiz, Inc. (a)	75	1
Columbia Banking System, Inc. (a)	255	8
Community Bank System, Inc. (a)	750	15
Community Banks, Inc. (a)	445	10
Community Trust Bancorp, Inc. (a)	295	10
Corus Bankshares, Inc.	1,125	19
CVB Financial Corp. (a)	980	12
Dime Community Bancshares (a)	850	11
East West Bancorp, Inc. (a)	465	19
F.N.B. Corp. (a)	1,435	24
Farmers Capital Bank Corp. (a)	270	8
Federal Agricultural Mortgage Corp., (Farmer Mac) Class C (a)	300	8
Financial Institutions, Inc. (a)	295	6
First BanCorp (a)	305	6
First BanCorp Puerto Rico (a)	2,230	28
First Busey Corp. (a)	215	4
First Charter Corp. (a)	425	9
First Citizens BancShares, Inc., Class A (a)	163	33
First Commonwealth Financial Corp. (a)	1,490	17
First Community Bancorp (a)	80	4
First Community Bancshares, Inc. (a)	375	12
First Financial Bancorp (a)	1,090	16
First Financial Bankshares, Inc. (a)	305	12
First Financial Corp. (a)	300	9
First Financial Holdings, Inc. (a)	285	10
First Indiana Corp. (a)	325	6
First Merchants Corp. (a)	365	8
First Midwest Bancorp, Inc. (a)	555	20
First Niagara Financial Group, Inc. (a)	1,755	24
First Republic Bank (a)	185	10
FirstFed Financial Corp. (a) *	315	19
Flagstar Bancorp, Inc. (a)	1,925	23
Flushing Financial Corp. (a)	335	5
Frontier Financial Corp. (a)	255	6
Glacier Bancorp, Inc.	580	12
Great Southern Bancorp, Inc.	270	7
Greater Bay Bancorp	875	23
Hancock Holding Co.	330	13
Hanmi Financial Corp.	370	6
Harleysville National Corp.	625	11
IBERIABANK Corp. (a)	150	8
Independent Bank Corp., Massachusetts (a)	195	6

See financial notes 31

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Independent Bank Corp., Michigan (a)	360	6
Integra Bank Corp. (a)	345	8
International Bancshares Corp. (a)	1,075	31
Investors Bancorp, Inc. (a) *	465	7
Irwin Financial Corp. (a)	675	11
Kearny Financial Corp. (a)	635	9
KNBT Bancorp, Inc. (a)	450	7
Lakeland Bancorp, Inc. (a)	345	4
MAF Bancorp, Inc. (a)	410	16
MB Financial, Inc. (a)	245	8
Mid-State Bancshares (a)	300	11
Midwest Banc Holdings, Inc. (a)	320	5
Municipal Mortgage & Equity LLC (a)	970	27
Nara Bancorp, Inc. (a)	280	5
National Penn Bancshares, Inc. (a)	910	17
NBT Bancorp, Inc. (a)	655	14
NetBank, Inc. (a)	3,395	7
New York Community Bancorp, Inc.	85	1
NewAlliance Bancshares, Inc. (a)	1,275	20
Northwest Bancorp, Inc. (a)	580	16
OceanFirst Financial Corp. (a)	315	5
Ocwen Financial Corp. (a) *	705	10
Old National Bancorp (a)	1,725	31
Old Second Bancorp, Inc. (a)	275	8
Omega Financial Corp. (a)	310	9
Oriental Financial Group, Inc. (a)	755	9
Pacific Capital Bancorp (a)	670	18
Park National Corp. (a)	310	28
Partners Trust Financial Group, Inc. (a)	790	9
Peapack-Gladstone Financial Corp. (a)	145	4
Peoples Bancorp, Inc. (a)	275	7
PFF Bancorp, Inc. (a)	120	3
Pinnacle Financial Partners, Inc. *	200	6
PrivateBancorp, Inc. (a)	255	8
Prosperity Bancshares, Inc. (a)	200	7
Provident Bankshares Corp. (a)	530	17
Provident Financial Services, Inc. (a)	1,090	19
Provident New York Bancorp (a)	185	2
Renasant Corp.	300	7
S&T Bancorp, Inc.	490	16
S.Y. Bancorp, Inc.	265	6
Sandy Spring Bancorp, Inc.	95	3
Santander BanCorp	1,060	19
Seacoast Banking Corp. of Florida	290	7
Signature Bank *	190	6
Simmons First National Corp., Class A	400	11
Sterling Bancorp	445	8
Sterling Bancshares, Inc.	525	6
Sterling Financial Corp.	470	8
Sterling Financial Corp., Washington	340	10
Suffolk Bancorp	265	8
Sun Bancorp, Inc. *	330	6
Susquehanna Bancshares, Inc.	1,305	29
SVB Financial Group *	435	22
Texas Capital Bancshares, Inc. *	300	6
TierOne Corp.	285	7
Tompkins Trustco, Inc.	165	6
Triad Guaranty, Inc. *	305	13
TrustCo Bank Corp. NY	2,170	20
U.S.B. Holding Co., Inc.	325	7
UCBH Holdings, Inc.	800	14
UMB Financial Corp.	605	24
Umpqua Holdings Corp.	390	10
United Bankshares, Inc.	695	23
United Community Banks, Inc.	335	10
United Community Financial Corp.	480	5
W Holding Co., Inc.	5,280	26
Washington Trust Bancorp, Inc.	285	7
Wauwatosa Holdings, Inc. *	300	5
WesBanco, Inc.	570	17
West Coast Bancorp	265	8
Westamerica Bancorp	370	17
Western Alliance Bancorp *	65	2
Wilshire Bancorp, Inc.	265	4
Wintrust Financial Corp.	200	9
WSFS Financial Corp.	235	15

		1,688

Capital Goods 8.8%

A.O. Smith Corp.	660	25
A.S.V., Inc. (a) *	305	5
AAON, Inc. (a)	255	6
AAR Corp. (a) *	340	10
Accuride Corp. (a) *	1,260	18
Actuant Corp., Class A (a)	210	11
Albany International Corp., Class A (a)	430	16
American Railcar Industries, Inc. (a)	250	8
American Science & Engineering, Inc. (a) *	30	1
American Woodmark Corp. (a)	195	7
Ameron International Corp. (a)	60	4
AMETEK, Inc. (a)	1,015	37
Apogee Enterprises, Inc. (a)	395	10
Applied Industrial Technologies, Inc. (a)	920	25
Argon ST, Inc. (a) *	265	7
Armor Holdings, Inc. (a) *	435	31
Astec Industries, Inc. (a) *	190	8
Baldor Electric Co. (a)	370	15
Barnes Group, Inc. (a)	925	22
BE Aerospace, Inc. (a) *	845	31
Beacon Roofing Supply, Inc. (a) *	430	7
Belden CDT, Inc. (a)	560	31
Blount International, Inc. (a) *	505	7
Bucyrus International, Inc., Class A (a)	255	16
Cascade Corp. (a)	255	16
Ceradyne, Inc. (a) *	150	9
China Yuchai International Ltd. (a)	2,105	19
CIRCOR International, Inc. (a)	90	3
Clarcor, Inc. (a)	625	20
Cubic Corp. (a)	590	12
Curtiss-Wright Corp. (a)	605	26
Donaldson Co., Inc. (a)	775	28
DRS Technologies, Inc. (a)	360	18

32 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

DynCorp International, Inc., Class A (a) *	985	15
EDO Corp. (a)	135	4
Electro Rent Corp. (a) *	505	7
Encore Wire Corp. (a)	140	4
Energy Conversion Devices, Inc. (a) *	30	1
EnerSys (a) *	975	16
EnPro Industries, Inc. (a) *	590	22
ESCO Technologies, Inc. (a) *	200	9
Esterline Technologies Corp. (a) *	470	20
Evergreen Solar, Inc. (a) *	305	3
Fastenal Co. (a)	720	30
Federal Signal Corp. (a)	1,400	22
Foster Wheeler Ltd. (a) *	535	37
Franklin Electric Co., Inc. (a)	80	3
FreightCar America, Inc. (a)	235	12
Gardner Denver, Inc. (a) *	595	22
GenCorp, Inc. (a) *	750	10
General Cable Corp. (a) *	355	20
Goodman Global, Inc. *	1,320	25
Graco, Inc.	740	29
GrafTech International Ltd. *	1,810	18
Granite Construction, Inc.	595	36
Griffon Corp. *	765	18
H&E Equipment Services, Inc. *	320	8
HEICO Corp.	200	7
Heico Corp., Class A	245	8
Hexcel Corp. *	805	17
IDEX Corp. (a)	595	31
II-VI, Inc. *	265	7
Infrasource Services, Inc. (a) *	500	17
Insituform Technologies, Inc., Class A (a) *	275	6
Interline Brands, Inc. (a) *	560	12
Ionatron, Inc. *	300	2
Joy Global, Inc. (a)	405	21
K&F Industries Holdings, Inc. (a) *	1,165	31
Kaman Corp. (a)	420	10
Kaydon Corp. (a)	315	15
Lawson Products, Inc. (a)	280	10
Lincoln Electric Holdings, Inc. (a)	480	31
Lindsay Corp. (a)	240	7
McDermott International, Inc. (a) *	545	29
Medis Technologies Ltd. *	200	3
Moog, Inc., Class A (a) *	415	18
MSC Industrial Direct Co., Class A (a)	525	26
MTC Technologies, Inc. (a) *	285	6
NCI Building Systems, Inc. (a) *	345	17
Nordson Corp. (a)	355	16
Orbital Sciences Corp. (a) *	655	14
Perini Corp. (a) *	580	25
Powell Industries, Inc. (a) *	270	8
Power-One, Inc. (a) *	550	2
Raven Industries, Inc.	65	2
Regal-Beloit Corp.	365	17
Robbins & Myers, Inc.	300	12
Roper Industries, Inc.	620	35
Simpson Manufacturing Co., Inc.	385	12
Standex International Corp.	450	12
Superior Essex, Inc. *	445	16
TAL International Group, Inc.	590	15
Taser International, Inc. *	130	1
Teledyne Technologies, Inc. *	370	16
Tennant Co.	210	7
The Genlyte Group, Inc. *	435	34
The Gorman-Rupp Co.	170	5
The Greenbrier Cos., Inc.	320	7
The Manitowoc Co., Inc. (a)	565	39
The Middleby Corp. (a) *	124	17
The Toro Co.	470	24
Thomas & Betts Corp. *	725	39
TransDigm Group, Inc. *	580	22
Tredegar Corp.	775	18
Trex Co., Inc. *	200	4
Triumph Group, Inc.	330	20
UAP Holding Corp.	670	19
United Industrial Corp.	240	12
Universal Forest Products, Inc.	370	17
Valmont Industries, Inc.	310	19
Vicor Corp.	375	4
Wabash National Corp.	445	7
Wabtec Corp.	560	21
Walter Industries, Inc.	1,095	33
Watsco, Inc.	345	18
Watts Water Technologies, Inc., Class A	375	15
Williams Scotsman International, Inc. *	435	10
Woodward Governor Co.	450	22
Xerium Technologies, Inc.	655	5

		1,872

Commercial Services & Supplies 3.8%

ABM Industries, Inc. (a)	1,310	37
Administaff, Inc. (a)	560	19
American Reprographics Co. (a) *	710	24
Bowne & Co., Inc. (a)	950	16
Brady Corp., Class A (a)	415	14
CBIZ, Inc. (a) *	2,295	16
CDI Corp. (a)	620	18
Central Parking Corp. (a)	510	11
Cenveo, Inc. (a) *	1,175	30
Clean Harbors, Inc. (a) *	265	12
Consolidated Graphics, Inc. (a) *	280	21
Copart, Inc. (a) *	665	19
CoStar Group, Inc. (a) *	40	2
Covanta Holding Corp. (a) *	915	23
CRA International, Inc. (a) *	145	8
Diamond Management & Technology Consultants, Inc.	200	2
Ennis, Inc. (a)	540	13
FTI Consulting, Inc. (a) *	365	13
G&K Services, Inc., Class A (a)	350	12
Healthcare Services Group, Inc.	280	8
Heidrick & Struggles International, Inc. *	270	13
Herman Miller, Inc. (a)	630	22
Hudson Highland Group, Inc. *	885	14
Huron Consulting Group, Inc. (a) *	130	8
IHS, Inc., Class A (a) *	410	17
Innerworkings, Inc. *	200	2
Interface, Inc., Class A (a)	925	16
John H. Harland Co.	345	18

See financial notes 33

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Kenexa Corp. (a) *	35	1
Knoll, Inc. (a)	1,400	33
Korn/Ferry International (a) *	565	13
Labor Ready, Inc. (a) *	930	20
LECG Corp. (a) *	355	5
McGrath Rentcorp (a)	225	7
Mine Safety Appliances Co. (a)	485	20
Mobile Mini, Inc. (a) *	125	4
Navigant Consulting, Inc. (a) *	425	8
Pike Electric Corp. (a) *	320	7
Resources Connection, Inc. *	300	9
Rollins, Inc.	610	14
Schawk, Inc.	360	7
School Specialty, Inc. *	400	13
Spherion Corp. *	3,790	32
Stericycle, Inc. *	295	26
TeleTech Holdings, Inc. *	530	20
Tetra Tech, Inc. *	955	20
The Advisory Board Co. (a) *	30	1
The Corporate Executive Board Co. (a)	50	3
The Geo Group, Inc. (a) *	195	10
The Standard Register Co.	1,450	18
Viad Corp.	865	35
Volt Information Sciences, Inc. *	850	22
Waste Connections, Inc. *	930	29
Watson Wyatt Worldwide, Inc., Class A	295	14

		819

Consumer Durables & Apparel 3.5%

Arctic Cat, Inc. (a)	500	9
Avatar Holdings, Inc. (a) *	145	11
Blyth, Inc. (a)	1,590	41
Brookfield Homes Corp.	695	24
Callaway Golf Co. (a)	1,255	23
Carter’s, Inc. (a) *	425	11
Champion Enterprises, Inc. (a) *	1,605	16
Columbia Sportswear Co. (a)	580	36
Crocs, Inc. (a) *	230	13
CSS Industries, Inc. (a)	195	8
Deckers Outdoor Corp. (a) *	130	10
Ethan Allen Interiors, Inc. (a)	585	21
Fossil, Inc. (a) *	805	23
Helen of Troy Ltd. (a) *	830	19
Iconix Brand Group, Inc. *	200	4
JAKKS Pacific, Inc. (a) *	825	20
Jarden Corp. (a) *	910	38
K-Swiss, Inc., Class A (a)	330	10
K2, Inc. (a) *	1,580	24
Kenneth Cole Productions, Inc., Class A (a)	440	11
Kimball International, Inc., Class B (a)	1,225	22
Leapfrog Enterprises, Inc. (a) *	1,535	17
Levitt Corp., Class A (a)	430	4
M/I Homes, Inc. (a)	440	13
Marine Products Corp. (a)	380	3
National Presto Industries, Inc. (a)	45	3
Nautilus, Inc. (a)	675	9
Oakley, Inc. (a)	555	13
Oxford Industries, Inc. (a)	310	14
Palm Harbor Homes, Inc. (a) *	500	7
Phillips-Van Heusen Corp. (a)	570	32
Pool Corp. (a)	380	15
Quiksilver, Inc. *	1,450	19
RC2 Corp. *	220	9
Russ Berrie & Co., Inc. *	1,555	23
Sealy Corp.	630	11
Skechers U.S.A., Inc., Class A *	685	21
Skyline Corp.	85	3
Smith & Wesson Holding Corp. *	200	3
Steven Madden Ltd. (a) *	75	2
Tarragon Corp.	260	3
Technical Olympic USA, Inc.	2,680	12
Tempur-Pedic International, Inc.	1,015	26
The Stride Rite Corp.	460	6
The Warnaco Group, Inc. *	1,060	30
Under Armour, Inc., Class A *	235	12
UniFirst Corp.	325	14
Volcom, Inc. *	235	10
Wolverine World Wide, Inc.	750	21

		749

Consumer Services 4.3%

AFC Enterprises, Inc. (a) *	1,800	34
Ambassadors Group, Inc. (a)	280	9
Ameristar Casinos, Inc. (a)	635	19
Applebee’s International, Inc. (a)	795	22
Bally Technologies, Inc. (a) *	425	10
BJ’s Restaurants, Inc. (a) *	260	5
Bluegreen Corp. (a) *	570	6
Bob Evans Farms, Inc. (a)	865	32
Bright Horizons Family Solutions, Inc. (a) *	95	4
California Pizza Kitchen, Inc. (a) *	100	3
CEC Entertainment, Inc. (a) *	380	16
Chipotle Mexican Grill, Inc., Class A (a) *	60	4
Choice Hotels International, Inc. (a)	190	7
Churchill Downs, Inc. (a)	195	9
CKE Restaurants, Inc. (a)	965	20
Coinstar, Inc. (a) *	425	13
Corinthian Colleges, Inc. (a) *	965	13
DeVry, Inc. (a)	885	29
Domino’s Pizza, Inc. (a)	1,015	33
Educate, Inc. (a) *	490	4
Gaylord Entertainment Co. (a) *	340	19
IHOP Corp. (a)	290	17
International Speedway Corp., Class A (a)	590	29
Isle of Capri Casinos, Inc. (a) *	775	19
ITT Educational Services, Inc. (a) *	275	27
Jackson Hewitt Tax Service, Inc. (a)	305	8
Krispy Kreme Doughnuts, Inc. (a) *	1,075	10
Landry’s Restaurants, Inc. (a)	440	13
Laureate Education, Inc. (a) *	460	27
Life Time Fitness, Inc. (a) *	85	4
Matthews International Corp., Class A (a)	115	5
MTR Gaming Group, Inc. (a) *	605	10
Multimedia Games, Inc. (a) *	480	5
O’Charley’s, Inc. (a) *	675	14

34 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Orient-Express Hotels Ltd., Class A (a)	190	10
P.F. Chang’s China Bistro, Inc. (a) *	205	8
Panera Bread Co., Class A (a) *	75	4
Papa John’s International, Inc. (a) *	610	19
Penn National Gaming, Inc. (a) *	440	21
Pinnacle Entertainment, Inc. (a) *	385	11
Pre-Paid Legal Services, Inc. (a) *	160	9
RARE Hospitality International, Inc. *	415	12
Red Robin Gourmet Burgers, Inc. *	80	3
Regis Corp.	775	30
Ruby Tuesday, Inc.	670	18
Scientific Games Corp., Class A *	430	14
Shuffle Master, Inc. *	260	4
Sonic Corp. *	600	14
Sotheby’s	300	16
Speedway Motorsports, Inc.	415	16
Steiner Leisure Ltd. (a) *	60	3
Stewart Enterprises, Inc., Class A	2,060	16
Strayer Education, Inc.	127	16
Texas Roadhouse, Inc., Class A *	510	7
The Cheesecake Factory, Inc. (a) *	435	12
The Marcus Corp. (a)	430	9
The Steak n Shake Co. *	470	8
Triarc Cos., Inc., Class A	265	5
Triarc Cos., Inc., Class B	445	7
Trump Entertainment Resorts, Inc. *	1,335	22
Universal Technical Institute, Inc. *	180	5
Vail Resorts, Inc. *	560	32
Vertrue, Inc. *	245	12
Weight Watchers International, Inc.	380	18
WMS Industries, Inc. *	95	4
Wynn Resorts Ltd. *	285	29

		913

Diversified Financials 3.0%

Advance America Cash Advance Centers, Inc. (a)	1,715	29
Advanta Corp., Class A (a)	235	10
Advanta Corp., Class B (a)	395	18
Affiliated Managers Group, Inc. (a) *	329	39
Apollo Investment Corp. (a)	500	11
Ares Capital Corp. (a)	595	11
Asset Acceptance Capital Corp. (a) *	360	7
Calamos Asset Management, Inc., Class A (a)	475	11
Capital Southwest Corp. (a)	11	2
Cash America International, Inc. (a)	205	9
CBOT Holdings, Inc., Class A (a) *	56	11
Cohen & Steers, Inc. (a)	240	12
CompuCredit Corp. (a) *	765	28
Credit Acceptance Corp. (a) *	475	13
Dollar Financial Corp. (a) *	265	8
Eaton Vance Corp. (a)	915	35
Encore Capital Group, Inc. (a) *	455	5
Financial Federal Corp. (a)	110	3
First Cash Financial Services, Inc. (a) *	290	7
GAMCO Investors, Inc., Class A (a)	435	20
GFI Group, Inc. (a) *	155	11
Greenhill & Co., Inc.	35	2
IntercontinentalExchange, Inc. (a) *	25	3
International Securities Exchange Holdings, Inc. (a)	250	17
Investment Technology Group, Inc. (a) *	555	21
Investors Financial Services Corp. (a)	330	20
Knight Capital Group, Inc., Class A (a) *	1,145	19
LaBranche & Co., Inc. (a) *	1,875	15
MCG Capital Corp. (a)	1,305	23
Nasdaq Stock Market, Inc. (a) *	630	20
Nelnet, Inc., Class A (a)	760	20
optionsXpress Holdings, Inc. (a)	310	8
PICO Holdings, Inc. (a) *	245	11
Piper Jaffray Cos., Inc. (a) *	305	19
Portfolio Recovery Associates, Inc. (a) *	145	8
Primus Guaranty Ltd. (a) *	505	6
Resource America, Inc., Class A	275	6
SEI Investments Co.	445	27
SWS Group, Inc.	520	14
The First Marblehead Corp. (a)	310	11
TradeStation Group, Inc. *	285	3
W.P. Stewart & Co., Ltd.	2,075	21
Waddell & Reed Financial, Inc., Class A	1,000	24
World Acceptance Corp. *	260	11

		629

Energy 5.7%

Alon USA Energy, Inc. (a)	580	22
Alpha Natural Resources, Inc. (a) *	945	16
Atlas America, Inc. (a) *	55	3
ATP Oil & Gas Corp. (a) *	245	11
Atwood Oceanics, Inc. (a) *	70	4
Aventine Renewable Energy Holdings, Inc. (a) *	615	12
Basic Energy Services, Inc. (a) *	345	9
Berry Petroleum Co., Class A (a)	160	5
Bill Barrett Corp. (a) *	380	14
Bois d’Arc Energy, Inc. (a) *	465	7
Brigham Exploration Co. (a) *	615	4
Bristow Group, Inc. (a) *	385	14
Bronco Drilling Co., Inc. (a) *	305	6
Cabot Oil & Gas Corp. (a)	650	24
CARBO Ceramics, Inc. (a)	80	3
Carrizo Oil & Gas, Inc. (a) *	255	9
Cheniere Energy, Inc. (a) *	40	1
Clayton Williams Energy, Inc. *	105	3
Complete Production Services, Inc. (a) *	910	22
Comstock Resources, Inc. (a) *	575	16
Copano Energy LLC (a)	300	12
Crosstex Energy, Inc. (a)	160	5
Delek US Holdings, Inc. (a)	770	15
Delta Petroleum Corp. (a) *	115	3
Denbury Resources, Inc. (a) *	785	26
Dril-Quip, Inc. (a) *	285	14
Enbridge Energy Management LLC (a) *	35	2

See financial notes 35

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Encore Acquisition Co. (a) *	505	14
Energy Partners Ltd. (a) *	475	8
EXCO Resources, Inc. (a) *	1,005	17
Gasco Energy, Inc. *	1,080	2
General Maritime Corp. (a)	665	21
Giant Industries, Inc. *	350	26
Global Industries Ltd. *	1,405	29
Goodrich Petroleum Corp. *	230	8
Grey Wolf, Inc. *	1,885	14
GulfMark Offshore, Inc. *	285	14
Harvest Natural Resources, Inc. *	1,150	12
Helix Energy Solutions Group, Inc. *	555	21
Helmerich & Payne, Inc.	1,095	35
Hercules Offshore, Inc. *	290	9
Holly Corp.	570	36
Horizon Offshore, Inc. *	350	6
Hornbeck Offshore Services, Inc. *	340	11
Hydril Co. (a) *	45	4
Input/Output, Inc. (a) *	505	7
International Coal Group, Inc. (a) *	2,555	14
Kinder Morgan Management LLC (a) *	366	19
Knightsbridge Tankers Ltd. (a)	990	29
Lone Star Technologies, Inc. (a) *	365	24
Lufkin Industries, Inc. (a)	55	3
Mariner Energy, Inc. (a) *	800	18
Newpark Resources, Inc. (a) *	1,540	13
Nordic American Tanker Shipping Ltd. (a)	505	19
Oceaneering International, Inc. (a) *	400	19
Oil States International, Inc. (a) *	710	24
OMI Corp. (a)	970	28
Pacific Ethanol, Inc. *	200	3
Parallel Petroleum Corp. (a) *	255	6
Parker Drilling Co. (a) *	2,050	22
Penn Virginia Corp. (a) *	70	6
Petrohawk Energy Corp. (a) *	520	8
Petroleum Development Corp. (a) *	55	3
PetroQuest Energy, Inc. (a) *	385	4
Pioneer Drilling Co. (a) *	360	5
Plains Exploration & Production Co. (a) *	545	26
Quicksilver Resources, Inc. *	225	9
Range Resources Corp.	410	15
Rentech, Inc. *	1,200	3
Rosetta Resources, Inc. *	930	20
RPC, Inc.	215	4
St. Mary Land & Exploration Co.	400	15
Superior Energy Services, Inc. *	770	28
Swift Energy Co. *	405	16
TETRA Technologies, Inc. *	180	5
The Meridian Resource Corp. (a) *	4,360	11
Todco *	500	23
Toreador Resources Corp. *	200	3
Tsakos Energy Navigation Ltd. (a)	345	20
Ultra Petroleum Corp. *	340	19
Unit Corp. *	510	29
Universal Compression Holdings, Inc. *	355	24
VeraSun Energy *	275	6
W&T Offshore, Inc.	720	22
W-H Energy Services, Inc. *	330	18
Warren Resources, Inc. *	330	4
Western Refining, Inc.	835	33
Whiting Petroleum Corp. *	450	20

		1,216

Food & Staples Retailing 0.5%

Casey’s General Stores, Inc. (a)	1,100	27
Central European Distribution Corp. (a) *	260	8
Smart & Final, Inc. *	1,140	25
The Andersons, Inc. (a)	105	5
The Topps Co., Inc.	695	7
United Natural Foods, Inc. *	655	20
Wild Oats Markets, Inc. *	650	12

		104

Food, Beverage & Tobacco 1.3%

Alico, Inc. (a)	230	13
Alliance One International, Inc. (a) *	3,030	30
Delta & Pine Land Co. (a)	195	8
Farmer Brothers Co. (a)	425	9
Flowers Foods, Inc. (a)	925	29
Hansen Natural Corp. *	255	10
J & J Snack Foods Corp. (a)	275	11
Lancaster Colony Corp. (a)	565	24
Lance, Inc. (a)	580	13
Premium Standard Farms, Inc. (a)	820	18
Ralcorp Holdings, Inc. *	445	29
Reddy Ice Holdings, Inc.	310	9
Sanderson Farms, Inc.	400	16
The Hain Celestial Group, Inc. *	390	12
Tootsie Roll Industries, Inc.	535	15
TreeHouse Foods, Inc. *	545	16
Vector Group Ltd.	1,295	24

		286

Health Care Equipment & Services 5.4%

Align Technology, Inc. (a) *	165	4
Alliance Imaging, Inc. (a) *	1,875	17
Allscripts Healthcare Solutions, Inc. (a) *	40	1
Amedisys, Inc. (a) *	270	8
American Medical Systems Holdings, Inc. (a) *	165	3
AMERIGROUP Corp. (a) *	1,025	29
AMN Healthcare Services, Inc. (a) *	265	6
AmSurg Corp. (a) *	625	14
Analogic Corp. (a)	265	16
Arrow International, Inc. (a)	375	12
Arthrocare Corp. (a) *	260	11
Aspect Medical Systems, Inc. *	200	3
Biosite, Inc. (a) *	265	25
Brookdale Senior Living, Inc. (a)	200	9
Centene Corp. (a) *	440	9
Cerner Corp. (a) *	605	32
Chemed Corp. (a)	395	20
CONMED Corp. (a) *	835	25
CorVel Corp. (a) *	265	7
Cross Country Healthcare, Inc. (a) *	665	13
Cyberonics, Inc. *	200	4
Cytyc Corp. (a) *	740	26

36 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Datascope Corp. (a)	305	11
Dendrite International, Inc. (a) *	680	11
DJ Orthropedics, Inc. (a) *	70	3
Eclipsys Corp. (a) *	280	5
Edwards Lifesciences Corp. (a) *	610	30
Emdeon Corp. (a) *	1,870	30
ev3, Inc. (a) *	55	1
Foxhollow Technologies, Inc. *	200	4
Gen-Probe, Inc. (a) *	295	15
Genesis HealthCare Corp. *	470	30
Gentiva Health Services, Inc. *	925	17
Greatbatch, Inc. *	420	12
Haemonetics Corp. *	300	14
HealthExtras, Inc. *	200	6
Healthspring, Inc. *	650	15
Healthways, Inc. *	60	3
Hologic, Inc. *	240	14
ICU Medical, Inc. (a) *	150	6
IDEXX Laboratories, Inc. (a) *	270	24
Immucor, Inc. (a) *	140	5
Integra LifeSciences Holdings Corp. (a) *	170	8
Intuitive Surgical, Inc. (a) *	35	5
Invacare Corp. (a)	1,265	24
InVentiv Health, Inc. (a) *	290	11
Inverness Medical Innovations, Inc. (a) *	180	7
Kinetic Concepts, Inc. (a) *	570	29
Kyphon, Inc. (a) *	250	12
Landauer, Inc. (a)	250	12
LCA-Vision, Inc. (a)	130	5
Matria Healthcare, Inc. (a) *	110	3
MedCath Corp. (a) *	680	20
Mentor Corp. (a)	390	15
Meridian Bioscience, Inc. (a)	250	7
Merit Medical Systems, Inc. (a) *	120	1
Molina Healthcare, Inc. (a) *	605	18
National Healthcare Corp. (a)	250	13
Nighthawk Radiology Holdings, Inc. *	200	4
NuVasive, Inc. *	200	5
Odyssey Healthcare, Inc. (a) *	500	7
Option Care, Inc. (a)	365	5
Orthofix International N.V. (a) *	180	9
Palomar Medical Technologies, Inc. (a) *	130	5
Pediatrix Medical Group, Inc. (a) *	355	20
PolyMedica Corp. (a)	210	9
PSS World Medical, Inc. (a) *	1,170	24
Psychiatric Solutions, Inc. (a) *	195	7
Radiation Therapy Services, Inc. *	260	8
RehabCare Group, Inc. *	445	7
Res-Care, Inc. *	925	17
ResMed, Inc. *	315	13
Respironics, Inc. *	625	25
Sierra Health Services, Inc. *	640	27
Sirona Dental Systems, Inc. *	290	10
SonoSite, Inc. *	200	6
STERIS Corp.	1,110	28
Sunrise Senior Living, Inc. *	745	29
SurModics, Inc. *	35	1
Symbion, Inc. *	340	7
Symmetry Medical, Inc. *	170	3
Syneron Medical Ltd. (a) *	260	7
The Cooper Cos., Inc. (a)	385	20
The TriZetto Group, Inc. *	295	6
Thoratec Corp. *	145	3
VCA Antech, Inc. *	475	19
Viasys Healthcare, Inc. *	455	15
Vital Signs, Inc.	245	14
WellCare Health Plans, Inc. *	285	23
West Pharmaceutical Services, Inc.	220	11
Wright Medical Group, Inc. *	450	11
Young Innovations, Inc.	40	1
Zoll Medical Corp. *	275	7

		1,153

Household & Personal Products 1.1%

Bare Escentuals, Inc. (a) *	835	34
Central Garden & Pet Co. (a) *	500	7
Central Garden & Pet Co., Class A (a) *	1,130	16
Chattem, Inc. (a) *	255	15
Church & Dwight Co., Inc. (a)	615	31
Elizabeth Arden, Inc. (a) *	870	20
Herbalife Ltd. (a)	805	32
Nu Skin Enterprises, Inc., Class A (a)	1,410	24
Playtex Products, Inc. (a) *	1,230	19
Prestige Brands Holdings, Inc. (a) *	910	12
Revlon, Inc., Class A *	2,510	3
USANA Health Sciences, Inc. *	130	5
WD-40 Co.	315	11

		229

Insurance 4.2%

21st Century Insurance Group	1,135	24
Alfa Corp. (a)	1,615	29
American Equity Investment Life Holding Co. (a)	835	11
Argonaut Group, Inc. (a) *	380	13
Assured Guaranty Ltd. (a)	965	27
Baldwin & Lyons, Inc., Class B (a)	350	9
Bristol West Holdings, Inc. (a)	520	12
Brown & Brown, Inc. (a)	940	24
Citizens, Inc. (a) *	1,280	10
CNA Surety Corp. (a) *	820	17
Crawford & Co., Class A (a)	1,005	6
Crawford & Co., Class B (a)	1,615	10
Delphi Financial Group, Inc., Class A (a)	720	31
Enstar Group Ltd. *	210	22
FBL Financial Group, Inc., Class A (a)	700	27
First Acceptance Corp. (a) *	110	1
Great American Financial Resources, Inc.	1,260	31
Harleysville Group, Inc.	735	22
Hilb Rogal & Hobbs Co. (HRH)	560	24
Horace Mann Educators Corp.	1,170	25
Infinity Property & Casualty Corp. (a)	445	21
IPC Holdings Ltd. (a)	835	25
Kansas City Life Insurance Co. (a)	535	24

See financial notes 37

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Max Re Capital Ltd. (a)	815	22
National Financial Partners Corp. (a)	325	15
National Western Life Insurance Co., Class A (a) *	134	36
Philadelphia Consolidated Holding Corp. (a) *	595	26
Platinum Underwriters Holdings Ltd. (a)	815	28
PMA Capital Corp., Class A (a) *	1,270	12
Presidential Life Corp. (a)	845	16
ProAssurance Corp. (a) *	545	29
RLI Corp.	310	17
Safety Insurance Group, Inc.	305	12
Scottish Re Group Ltd. (a)	6,040	27
Selective Insurance Group, Inc.	1,340	35
State Auto Financial Corp.	630	19
Stewart Information Services Corp.	670	27
The Midland Co. (a)	315	14
The Navigators Group, Inc. (a) *	285	15
Tower Group, Inc.	235	7
U.S.I. Holdings Corp. *	695	12
United America Indemnity Ltd., Class A *	490	12
United Fire & Casualty Co.	660	24
Universal American Financial Corp. *	995	18
Zenith National Insurance Corp.	590	27

		895

Materials 5.2%

A. Schulman, Inc.	1,070	25
AMCOL International Corp. (a)	320	8
Apex Silver Mines Ltd. (a) *	95	1
AptarGroup, Inc. (a)	570	42
Arch Chemicals, Inc. (a)	850	26
Buckeye Technologies, Inc. (a) *	1,780	22
Caraustar Industries, Inc. (a) *	705	5
Carpenter Technology Corp. (a)	310	38
Century Aluminum Co. (a) *	215	10
CF Industries Holdings, Inc. (a)	625	25
Chaparral Steel Co. (a)	320	22
Chesapeake Corp. (a)	1,145	17
Cleveland-Cliffs, Inc. (a)	420	29
Coeur d’Alene Mines Corp. (a) *	795	3
Compass Minerals International, Inc. (a)	430	15
Deltic Timber Corp. (a)	240	12
Eagle Materials, Inc. (a)	490	22
Ferro Corp. (a)	1,430	30
Florida Rock Industries, Inc. (a)	375	26
Georgia Gulf Corp.	1,105	18
Gibraltar Industries, Inc.	455	10
Glatfelter	945	14
H.B. Fuller Co. (a)	1,180	30
Headwaters, Inc. *	1,020	22
Hecla Mining Co. *	865	8
Innospec, Inc. (a)	190	10
Metal Management, Inc. (a)	320	15
Minerals Technologies, Inc. (a)	330	21
Myers Industries, Inc. (a)	1,005	22
Neenah Paper, Inc. (a)	415	16
NewMarket Corp. (a)	335	16
NL Industries, Inc. (a)	2,565	30
OM Group, Inc. (a) *	715	37
PolyOne Corp. (a) *	4,005	26
Quanex Corp. (a)	750	32
Rock-Tenn Co., Class A	915	35
Royal Gold, Inc.	230	7
RTI International Metals, Inc. *	40	4
Ryerson, Inc.	835	34
Schnitzer Steel Industries, Inc., Class A	340	18
Schweitzer-Mauduit International, Inc.	610	17
Sensient Technologies Corp.	1,245	33
Spartech Corp.	885	25
Stepan Co.	265	8
Stillwater Mining Co. *	1,240	19
Symyx Technologies, Inc. *	310	3
Terra Industries, Inc. *	1,790	32
Texas Industries, Inc.	345	26
Titanium Metals Corp. *	990	34
Tronox, Inc., Class A	505	7
Tronox, Inc., Class B	850	12
W.R. Grace & Co. *	965	26
Wausau Paper Corp.	1,610	22
Westlake Chemical Corp.	785	23
Wheeling-Pittsburgh Corp. *	210	5
Zoltek Cos., Inc. *	200	6

		1,101

Media 3.1%

4Kids Entertainment, Inc. (a) *	305	5
Arbitron, Inc. (a)	260	13
Carmike Cinemas, Inc. (a)	375	9
Catalina Marketing Corp. (a)	345	11
Citadel Broadcasting Co. (a)	2,765	25
CKX, Inc. (a) *	335	4
Courier Corp. (a)	255	10
Cox Radio, Inc., Class A (a) *	2,195	31
Crown Media Holdings, Inc., Class A (a) *	625	4
CTC Media, Inc. (a) *	500	13
Cumulus Media Inc., Class A (a) *	1,185	11
DreamWorks Animation SKG, Inc., Class A (a) *	1,145	34
Emmis Communications Corp., Class A (a) *	2,130	21
Entercom Communications Corp., Class A (a)	725	20
Entravision Communications Corp., Class A (a) *	2,255	22
Fisher Communications, Inc. (a) *	45	2
Gemstar — TV Guide International, Inc. (a) *	5,480	24
Gray Television, Inc.	1,315	14
Harte-Hanks, Inc.	835	22
Interactive Data Corp. (a)	1,085	31
John Wiley & Sons, Inc., Class A	615	23
Journal Communications, Inc., Class A (a)	1,955	26
Journal Register Co. (a)	760	5
Lee Enterprises, Inc. (a)	1,070	28

38 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Lin TV Corp., Class A (a) *	1,760	28
Martha Stewart Living Omnimedia, Inc., Class A (a) *	280	5
Marvel Entertainment, Inc. (a) *	515	15
Media General, Inc., Class A (a)	570	21
Mediacom Communications Corp., Class A (a) *	3,840	33
Morningstar, Inc. (a) *	135	7
PRIMEDIA, Inc. (a) *	7,975	20
R.H. Donnelley Corp. *	145	11
Radio One, Inc., Class D *	3,030	21
RCN Corp. *	220	6
Salem Communications Corp., Class A *	645	8
Sinclair Broadcast Group, Inc., Class A	2,010	33
Valassis Communications, Inc. *	1,285	25
Westwood One, Inc.	3,020	21

		662

Pharmaceuticals & Biotechnology 3.0%

Affymetrix, Inc. (a) *	490	13
Albany Molecular Research, Inc. (a) *	1,145	11
Alpharma, Inc., Class A (a) *	1,095	27
Bio-Rad Laboratories, Inc., Class A (a) *	450	32
Bruker BioSciences Corp. (a) *	735	8
Cambrex Corp. (a)	480	12
Celera Group-Applera Corp. (a) *	485	7
Celgene Corp. (a) *	190	12
Cephalon, Inc. (a) *	435	35
Covance, Inc. (a) *	375	23
Digene Corp. (a) *	130	6
Dionex Corp. (a) *	150	10
Diversa Corp. *	200	1
Endo Pharmaceutical Holdings, Inc. (a) *	1,010	31
Enzo Biochem, Inc. *	200	3
Enzon Pharmaceuticals, Inc. *	200	2
eResearch Technology, Inc. (a) *	170	1
Geron Corp. *	200	1
Idenix Pharmaceuticals, Inc. *	200	1
Illumina, Inc. (a) *	235	8
ImClone Systems, Inc. (a) *	260	11
K-V Pharmaceutical Co., Class A (a) *	330	9
K-V Pharmaceutical Co., Class B *	200	5
Keryx Biopharmaceuticals, Inc. *	200	2
LifeCell Corp. (a) *	235	7
Luminex Corp. *	200	3
Martek Biosciences Corp. (a) *	440	10
Maxygen, Inc. *	200	2
Medicis Pharmaceutical Corp., Class A (a)	425	13
MGI Pharma, Inc. (a) *	350	8
Millennium Pharmaceuticals, Inc. (a) *	2,200	24
Millipore Corp. (a) *	320	24
Momenta Pharmaceutical, Inc. *	200	3
Myriad Genetics, Inc. (a) *	30	1
Nabi Biopharmaceuticals (a) *	235	1
Nektar Therapeutics (a) *	85	1
Neurocrine Biosciences, Inc. (a) *	195	2
Noven Pharmaceuticals, Inc. *	200	5
Onyx Pharmaceuticals, Inc. (a) *	40	1
OSI Pharmaceuticals, Inc. (a) *	130	5
Panacos Pharmaceutical, Inc. *	300	1
Par Pharmaceutical Cos., Inc. (a) *	670	18
PAREXEL International Corp. (a) *	210	8
PDL BioPharma, Inc. (a) *	440	11
Perrigo Co. (a)	905	17
Pharmaceutical Product Development, Inc. (PPD) (a)	665	24
Pharmanet Development Group, Inc. (a) *	195	5
Pharmion Corp. (a) *	270	8
PRA International (a) *	115	3
Salix Pharmaceuticals Ltd. *	95	1
Sciele Pharma, Inc. *	535	13
Tanox, Inc. *	55	1
Techne Corp. *	265	16
The Medicines Co. (a) *	45	1
United Therapeutics Corp. *	30	2
Valeant Pharmaceuticals International *	1,775	32
Varian, Inc. *	535	31
Ventana Medical Systems, Inc. *	245	12
ViroPharma, Inc. *	500	8
Waters Corp. *	605	36
ZymoGenetics, Inc. *	70	1

		630

Real Estate 4.7%

Acadia Realty Trust (a)	325	9
Affordable Residential Communities, Inc. (a) *	690	8
Alexander’s, Inc. *	200	77
Alexandria Real Estate Equities, Inc. (a)	214	23
Anthracite Capital, Inc. (a)	2,125	25
Anworth Mortgage Asset Corp. (a)	1,955	19
Ashford Hospitality Trust (a)	645	8
BioMed Realty Trust, Inc. (a)	360	10
CapitalSource, Inc. (a)	800	21
Cedar Shopping Centers, Inc. (a)	345	5
Corporate Office Properties Trust (a)	335	16
Deerfield Triarc Capital Corp. (a)	670	11
DiamondRock Hospitality Co. (a)	375	7
Digital Realty Trust, Inc. (a)	370	15
EastGroup Properties, Inc. (a)	330	16
Entertainment Properties Trust (a)	330	20
Equity Inns, Inc. (a)	995	17
Extra Space Storage, Inc. (a)	365	7
FelCor Lodging Trust, Inc. (a)	1,150	29
Fieldstone Investment Corp.	4,000	15
Forest City Enterprises, Inc., Class A (a)	360	24
Forest City Enterprises, Inc., Class B (a)	30	2
Franklin Street Properties Corp. (a)	1,170	21
Getty Realty Corp.	660	19
GMH Communities Trust (a)	175	2

See financial notes 39

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Gramercy Capital Corp.	175	6
Highland Hospitality Corp.	480	9
HomeBanc Corp.	2,575	7
Inland Real Estate Corp. (a)	1,470	27
Innkeepers USA Trust (a)	850	15
Investors Real Estate Trust (a)	825	9
Jones Lang LaSalle, Inc. (a)	181	19
Kilroy Realty Corp. (a)	335	25
KKR Financial Corp. (a)	820	22
LaSalle Hotel Properties (a)	340	16
Lexington Realty Trust (a)	1,170	24
LTC Properties, Inc. (a)	330	8
Luminent Mortgage Capital, Inc. (a)	1,305	11
Maguire Properties, Inc. (a)	640	23
MFA Mortgage Investments, Inc. (a)	3,390	25
Mid-America Apartment Communities, Inc. (a)	345	19
National Health Investors, Inc. (a)	635	22
National Retail Properties, Inc. (a)	1,155	28
OMEGA Healthcare Investors, Inc. (a)	790	13
Parkway Properties, Inc. (a)	320	17
PS Business Parks, Inc. (a)	310	21
RAIT Financial Trust	665	19
Ramco-Gershenson Properties Trust	330	12
Saul Centers, Inc.	185	10
Sovran Self Storage, Inc.	310	17
Spirit Finance Corp.	840	12
Sun Communities, Inc.	655	19
Sunstone Hotel Investors, Inc.	505	14
Tanger Factory Outlet Centers, Inc.	330	13
Taubman Centers, Inc.	355	20
Tejon Ranch Co. *	230	11
The St. Joe Co.	370	21
U-Store-It Trust	515	9
Universal Health Realty Income Trust	200	7
Urstadt Biddle Properties, Class A	495	9
Washington Real Estate Investment Trust	655	25

		1,010

Retailing 4.1%

A.C. Moore Arts & Crafts, Inc. (a) *	460	10
Aaron Rents, Inc. (a)	820	23
Aeropostale, Inc. (a) *	580	24
bebe Stores, Inc. (a)	190	3
Big 5 Sporting Goods Corp. (a)	440	11
Blue Nile, Inc. (a) *	230	11
Brown Shoe Co., Inc. (a)	963	26
Building Materials Holding Corp. (a)	1,100	16
Cabela’s, Inc. (a) *	4,080	97
Charlotte Russe Holding, Inc. (a) *	315	9
Chico’s FAS, Inc. (a) *	1,105	29
Christopher & Banks Corp. (a)	140	2
Coldwater Creek, Inc. (a) *	440	9
Conn’s, Inc. (a) *	465	12
Cost Plus, Inc. (a) *	730	7
Deb Shops, Inc. (a)	575	16
dELiA *s, Inc. (a) *	300	3
Dick’s Sporting Goods, Inc. (a) *	500	28
DSW, Inc., Class A (a) *	545	21
Fred’s, Inc. (a)	1,130	16
Genesco, Inc. (a) *	380	19
GSI Commerce, Inc. (a) *	280	6
Guess?, Inc.	435	17
Guitar Center, Inc. *	400	19
Haverty Furniture Cos., Inc.	495	6
Hibbett Sports, Inc. *	185	5
Hot Topic, Inc. *	1,120	13
J. Crew Group, Inc. (a) *	230	9
Jo-Ann Stores, Inc. (a) *	1,350	41
Jos. A. Bank Clothiers, Inc. (a) *	290	11
Keystone Automotive Industries, Inc. (a) *	90	3
Lithia Motors, Inc., Class A (a)	735	20
LKQ Corp. (a) *	175	4
Netflix, Inc. (a) *	555	12
New York & Co., Inc. (a) *	1,000	14
NutriSystem, Inc. (a) *	30	2
Overstock.com, Inc. (a) *	280	5
Pacific Sunwear of California, Inc. (a) *	1,250	26
Priceline.com, Inc. (a) *	310	17
Select Comfort Corp. *	170	3
Source Interlink Cos., Inc. *	870	6
Stage Stores, Inc.	595	13
Stamps.com, Inc. *	445	6
Stein Mart, Inc.	595	10
Systemax, Inc. *	685	12
The Buckle, Inc. (a)	215	8
The Cato Corp., Class A (a)	765	17
The Children’s Place Retail Stores, Inc. (a) *	340	18
The Dress Barn, Inc. (a) *	775	16
The Finish Line, Inc., Class A (a)	780	10
The Gymboree Corp. *	420	16
The Men’s Wearhouse, Inc. (a)	755	33
Tractor Supply Co. *	390	20
Tuesday Morning Corp.	530	7
Tween Brands, Inc. *	365	14
Urban Outfitters, Inc. *	715	18
ValueVision Media, Inc., Class A *	640	7
West Marine, Inc. *	780	12
Zumiez, Inc. *	230	9

		877

Semiconductors & Semiconductor Equipment 2.8%

Actel Corp. (a) *	330	5
Advanced Analogic Technologies, Inc. *	200	2
Advanced Energy Industries, Inc. (a) *	520	13
AMIS Holdings, Inc. (a) *	2,365	28
Applied Micro Circuits Corp. (a) *	2,960	8
Asyst Technologies, Inc. (a) *	895	6
Atheros Communications, Inc. (a) *	245	7
ATMI, Inc. (a) *	215	7
Axcelis Technologies, Inc. (a) *	1,160	9
Brooks Automation, Inc. (a) *	590	10
Cabot Microelectronics Corp. (a) *	230	7
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a) *	1,940	13

40 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Cirrus Logic, Inc. (a) *	435	4
Cohu, Inc. (a)	310	6
Conexant Systems, Inc. (a) *	920	1
Credence Systems Corp. (a) *	3,915	15
Cree, Inc. (a) *	895	18
Cymer, Inc. (a) *	420	17
Cypress Semiconductor Corp. (a) *	1,205	28
Diodes, Inc. (a) *	265	10
DSP Group, Inc. (a) *	340	6
Entegris, Inc. (a) *	1,865	22
Exar Corp. (a) *	615	8
FEI Co. (a) *	420	16
FormFactor, Inc. (a) *	65	3
Genesis Microchip, Inc. *	975	8
Hittite Microwave Corp. *	235	11
Integrated Device Technology, Inc. (a) *	1,395	21
Kopin Corp. *	800	3
Lattice Semiconductor Corp. (a) *	1,725	9
LTX Corp. (a) *	545	3
MEMC Electronic Materials, Inc. (a) *	600	33
Micrel, Inc. (a) *	750	9
Microsemi Corp. (a) *	145	3
MKS Instruments, Inc. (a) *	750	20
Netlogic Microsystems, Inc. (a) *	40	1
OmniVision Technologies, Inc. *	480	7
ON Semiconductor Corp. (a) *	2,175	23
Pericom Semiconductor Corp. (a) *	120	1
Photronics, Inc. (a) *	1,245	19
PMC-Sierra, Inc. (a) *	625	5
Rambus, Inc. *	365	7
RF Micro Devices, Inc. *	1,965	12
Rudolph Technologies, Inc. *	80	1
Saifun Semiconductors Ltd. (a) *	120	1
Semtech Corp. *	805	12
Silicon Image, Inc. *	160	1
Silicon Laboratories, Inc. *	370	12
Silicon Storage Technology, Inc. *	2,155	9
SiRF Technology Holdings, Inc. *	65	2
Skyworks Solutions, Inc. *	2,910	20
Standard Microsystems Corp. *	90	3
Supertex, Inc. *	200	7
Tessera Technologies, Inc. *	140	6
Trident Microsystems, Inc. *	50	1
TriQuint Semiconductor, Inc. *	1,620	8
Varian Semiconductor Equipment Associates, Inc. *	435	29
Veeco Instruments, Inc. *	440	8
Verigy Ltd. (a) *	320	8
Zoran Corp. *	435	9

		601

Software & Services 5.7%

Acxiom Corp. (a)	1,375	31
Advent Software, Inc. (a) *	260	9
Agile Software Corp. (a) *	1,000	7
Akamai Technologies, Inc. (a) *	175	8
Ansoft Corp. (a) *	230	7
ANSYS, Inc. (a) *	250	13
aQuantive, Inc. (a) *	295	9
Ariba, Inc. (a) *	1,245	11
Aspen Technology, Inc. (a) *	780	11
Autodesk, Inc. (a) *	670	28
BearingPoint, Inc. (a) *	3,520	26
Blackbaud, Inc. (a)	55	1
Blackboard, Inc. (a) *	35	1
Borland Software Corp. (a) *	1,490	8
CACI International, Inc., Class A (a) *	485	22
CDC Corp., Class A (a) *	670	6
CIBER, Inc. (a) *	2,070	17
CMGI, Inc. (a) *	5,955	13
CNET Networks, Inc. (a) *	680	6
Cognizant Technology Solutions Corp., Class A (a) *	285	25
Commvault Systems, Inc. *	200	3
Concur Technologies, Inc. *	200	4
Covansys Corp. (a) *	525	18
CSG Systems International, Inc. (a) *	745	20
DealerTrack Holdings, Inc. (a) *	245	8
Digital River, Inc. (a) *	150	9
DivX, Inc. (a) *	50	1
EarthLink, Inc. (a) *	3,675	28
eFunds Corp. (a) *	545	15
Entrust, Inc. *	1,700	6
Epicor Software Corp. (a) *	345	5
EPIQ Systems, Inc. (a) *	280	7
Equinix, Inc. (a) *	30	3
eSPEED, Inc., Class A (a) *	920	9
Euronet Worldwide, Inc. (a) *	295	8
FactSet Research Systems, Inc. (a)	265	16
Fair Isaac Corp. (a)	585	21
FalconStor Software, Inc. *	200	2
Forrester Research, Inc. (a) *	275	7
Gartner, Inc. (a) *	1,000	25
Gevity HR, Inc.	615	11
GigaMedia Ltd. (a) *	75	1
Global Cash Access Holdings, Inc. *	535	8
Global Payments, Inc.	670	25
Heartland Payment Systems, Inc.	305	8
Informatica Corp. (a) *	675	10
InfoSpace, Inc. (a) *	610	16
infoUSA, Inc. (a)	515	5
Internap Network Services Corp. (a) *	165	3
Interwoven, Inc. (a) *	525	8
j2 Global Communications, Inc. (a) *	485	14
Jack Henry & Associates, Inc.	780	19
JDA Software Group, Inc. (a) *	485	9
Jupitermedia Corp. (a) *	180	1
Keane, Inc. (a) *	1,285	18
Kronos, Inc. (a) *	315	17
Lawson Software, Inc. (a) *	1,120	10
Macrovision Corp. (a) *	360	9
Magma Design Automation, Inc. (a) *	285	4
Manhattan Associates, Inc. (a) *	395	11
ManTech International Corp., Class A (a) *	460	14
MAXIMUS, Inc. (a)	345	12
Mentor Graphics Corp. (a) *	1,080	17
MICROS Systems, Inc. (a) *	280	15
MicroStrategy, Inc., Class A (a) *	128	15
Midway Games, Inc. *	600	4
MPS Group, Inc. (a) *	2,045	28

See financial notes 41

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

MSC.Software Corp. (a) *	215	3
NAVTEQ (a) *	355	13
Net 1 UEPS Technologies, Inc. (a) *	280	7
NetRatings, Inc. (a) *	55	1
Nuance Communications, Inc. (a) *	655	10
Openwave Systems, Inc. (a) *	635	5
Parametric Technology Corp. (a) *	800	14
Progress Software Corp. (a) *	450	14
Quality Systems, Inc. (a) *	30	1
Quest Software, Inc. *	980	17
RealNetworks, Inc. *	1,745	13
Red Hat, Inc. *	300	6
Renaissance Learning, Inc.	240	3
S1 Corp. *	1,570	10
Salesforce.com, Inc. *	235	10
Sapient Corp. *	480	3
SINA Corp. (a) *	180	6
Sonic Solutions *	265	3
SonicWALL, Inc. *	955	8
SPSS, Inc. *	360	13
SRA International, Inc., Class A *	415	10
Sybase, Inc. *	1,225	30
Sykes Enterprises, Inc. *	730	13
Syntel, Inc.	335	12
Take-Two Interactive Software, Inc. *	1,235	24
TALX Corp.	245	8
The BISYS Group, Inc. (a) *	2,395	28
The Knot, Inc. *	200	4
The Ultimate Software Group, Inc. *	200	6
THQ, Inc. *	630	21
TIBCO Software, Inc. *	2,330	21
TNS, Inc. *	475	6
Transaction Systems Architects, Inc. *	95	3
Tyler Technologies, Inc. *	315	4
United Online, Inc.	765	11
ValueClick, Inc. *	460	13
VeriFone Holdings, Inc. *	295	10
Vignette Corp. *	620	12
VistaPrint Ltd. (a) *	30	1
WebEx Communications, Inc. *	175	10
webMethods, Inc. *	385	4
Websense, Inc. *	290	7
Wind River Systems, Inc. *	650	6
Witness Systems, Inc. *	265	7
Wright Express Corp. *	300	9

		1,226

Technology Hardware & Equipment 5.5%

3Com Corp. *	4,820	19
Adaptec, Inc. (a) *	3,795	15
ADC Telecommunications, Inc. (a) *	1,700	31
ADTRAN, Inc. (a)	945	24
Aeroflex, Inc. (a) *	780	11
Agilysys, Inc. (a)	955	20
Amphenol Corp., Class A (a)	940	33
Arris Group, Inc. (a) *	1,065	16
AudioCodes Ltd. *	200	1
Avid Technology, Inc. (a) *	425	14
Avocent Corp. (a) *	290	8
Black Box Corp. (a)	240	9
Brightpoint, Inc. (a) *	1,100	15
Brocade Communications Systems, Inc. (a) *	1,920	19
Checkpoint Systems, Inc. (a) *	920	20
Ciena Corp. (a) *	280	8
Cogent, Inc. (a) *	780	11
Cognex Corp. (a)	265	6
Coherent, Inc. (a) *	500	16
CommScope, Inc. (a) *	605	28
Comtech Telecommunications Corp. (a) *	270	10
CTS Corp. (a)	695	9
Daktronics, Inc. (a)	65	1
Ditech Networks, Inc. (a) *	770	7
Dolby Laboratories, Inc., Class A (a) *	545	19
Dycom Industries, Inc. (a) *	1,010	26
Echelon Corp. (a) *	350	5
Electro Scientific Industries, Inc. (a) *	255	5
Electronics for Imaging, Inc. (a) *	680	18
Emulex Corp. (a) *	925	19
Excel Technology, Inc. (a) *	60	2
Extreme Networks, Inc. (a) *	1,765	7
F5 Networks, Inc. (a) *	245	19
Finisar Corp. (a) *	1,025	4
FLIR Systems, Inc. (a) *	345	14
Foundry Networks, Inc. (a) *	1,275	19
Global Imaging Systems, Inc. *	820	24
Harmonic, Inc. *	425	4
Hughes Communications, Inc. (a) *	230	11
Hutchinson Technology, Inc. (a) *	900	17
Imation Corp. (a)	425	16
Inter-Tel, Inc. (a)	665	17
InterDigital Communications Corp. (a) *	45	1
Intermec, Inc. (a) *	635	14
Itron, Inc. (a) *	265	18
Ixia (a) *	615	5
KEMET Corp. (a) *	3,015	26
Komag, Inc. (a) *	255	7
Littelfuse, Inc. (a) *	305	12
Loral Space & Communications, Inc. (a) *	350	17
MasTec, Inc. (a) *	810	9
Mercury Computer Systems, Inc. (a) *	200	3
Methode Electronics, Inc. (a)	1,230	19
MTS Systems Corp. (a)	280	12
Multi-Fineline Electronix, Inc. (a) *	320	5
Nam Tai Electronics, Inc. (a)	1,160	15
National Instruments Corp. (a)	595	17
NETGEAR, Inc. (a) *	400	13
Newport Corp. (a) *	330	5
Novatel Wireless, Inc. (a) *	255	5
Optimal Group, Inc., Class A (a) *	360	3
OSI Systems, Inc. (a) *	290	8
Palm, Inc. (a) *	1,115	19
Park Electrochemical Corp. (a)	310	9
Paxar Corp. (a) *	695	21
Photon Dynamics, Inc. *	200	2
Plantronics, Inc. (a)	610	15
Plexus Corp. (a) *	580	12
Polycom, Inc. (a) *	850	28
Powerwave Technologies, Inc. (a) *	1,260	8

42 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

QLogic Corp. (a) *	1,780	32
Quantum Corp. (a) *	9,375	26
Rackable Systems, Inc. *	260	3
Riverbed Technology, Inc. *	40	1
Rofin-Sinar Technologies, Inc. *	155	10
Rogers Corp. *	270	12
ScanSource, Inc. *	400	12
SeaChange International, Inc. *	440	4
Sonus Networks, Inc. *	490	4
Sycamore Networks, Inc. *	2,405	9
Symmetricom, Inc. *	635	5
Synaptics, Inc. *	270	8
Technitrol, Inc.	490	13
Tekelec *	835	12
Tektronix, Inc.	1,030	30
Trimble Navigation Ltd. *	855	25
ViaSat, Inc. *	275	9
Xyratex Ltd. (a) *	275	6
Zebra Technologies Corp., Class A *	740	29

		1,175

Telecommunication Services 1.5%

Alaska Communication Systems Group, Inc. (a)	625	10
Cbeyond, Inc. (a) *	35	1
Centennial Communications Corp. (a) *	2,225	18
Cogent Communications Group, Inc. (a) *	145	4
CT Communications, Inc. (a)	310	8
Dobson Communications Corp., Class A (a) *	3,300	30
FairPoint Communications, Inc. (a)	430	8
General Communication, Inc., Class A (a) *	1,260	18
Global Crossing Ltd. (a) *	185	5
Golden Telecom, Inc.	325	19
IDT Corp. (a)	375	4
IDT Corp., Class B (a)	1,450	16
InPhonic, Inc. *	200	2
Iowa Telecommunications Services, Inc. (a)	430	9
iPCS, Inc. (a) *	240	12
Leap Wireless International, Inc. (a) *	365	28
NeuStar, Inc., Class A (a) *	275	8
North Pittsburgh Systems, Inc. (a)	320	7
NTELOS Holdings Corp. (a) *	740	15
Premiere Global Services, Inc. (a) *	1,360	17
SBA Communications Corp., Class A *	205	6
SureWest Communications	670	17
Syniverse Holdings, Inc. *	1,265	13
Time Warner Telecom, Inc., Class A *	1,075	22
USA Mobility, Inc. *	1,325	28
Vonage Holdings Corp. *	400	1

		326

Transportation 2.3%

ABX Air, Inc. (a) *	2,830	18
AirTran Holdings, Inc. (a) *	1,115	12
American Commercial Lines, Inc. (a) *	445	13
Arkansas Best Corp. (a)	540	21
Atlas Air Worldwide Holdings, Inc. (a) *	600	35
Diana Shipping, Inc. (a)	435	9
DryShips, Inc. (a)	480	17
Eagle Bulk Shipping, Inc. (a)	120	3
EGL, Inc. (a) *	705	28
ExpressJet Holdings, Inc. (a) *	3,480	21
Florida East Coast Industries, Inc. (a)	315	22
Forward Air Corp. (a)	275	8
Genco Shipping & Trading Ltd. (a)	285	10
Genesee & Wyoming, Inc., Class A (a) *	265	7
Heartland Express, Inc.	785	14
Horizon Lines, Inc., Class A	550	19
Hub Group, Inc., Class A *	710	26
Interpool, Inc. (a)	925	25
JetBlue Airways Corp. (a) *	2,130	21
Kirby Corp. (a) *	420	16
Knight Transportation, Inc. (a)	215	4
Landstar System, Inc. (a)	570	28
Macquarie Infrastructure Co. Trust (a)	100	4
Old Dominion Freight Line, Inc. (a) *	500	15
Pacer International, Inc. (a)	560	14
Quintana Maritime Ltd. (a)	325	5
Republic Airways Holdings, Inc. *	910	19
Seaspan Corp. (a)	210	6
SkyWest, Inc.	1,100	30
US Airways Group, Inc. *	475	18
UTI Worldwide, Inc. (a)	520	12

		500

Utilities 1.1%

American States Water Co. (a)	215	8
California Water Service Group (a)	240	9
Cascade Natural Gas Corp. (a)	425	11
Central Vermont Public Service Corp. (a)	445	14
CH Energy Group, Inc. (a)	405	19
El Paso Electric Co. (a) *	1,245	33
ITC Holdings Corp. (a)	70	3
MGE Energy, Inc. (a)	400	14
Northwest Natural Gas Co. (a)	645	33
Ormat Technologies, Inc. (a)	260	9
Otter Tail Corp. (a)	680	23
SJW Corp.	90	3
South Jersey Industries, Inc.	420	17
The Empire District Electric Co. (a)	710	18
The Laclede Group, Inc. (a)	590	19

		233
Total Common Stock (Cost $19,022)		19,089

See financial notes 43

Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Foreign Common Stock 0.5% of net assets

Bermuda 0.1%

Media 0.1%

Central European Media Enterprises Ltd., Class A (a) *	270	24

Hong Kong 0.0%

Software & Services 0.0%

Sohu.com, Inc. *	60	2

Israel 0.1%

Technology Hardware & Equipment 0.1%

ECI Telecom Ltd. (a) *	1,645	14
Orbotech Ltd. (a) *	360	8

		22

Luxembourg 0.2%

Telecommunication Services 0.2%

Millicom International Cellular S.A. (a) *	350	28

Netherlands 0.0%

Energy 0.0%

Core Laboratories N.V. (a) *	45	4

Singapore 0.1%

Semiconductors & Semiconductor Equipment 0.1%

ASE Test Ltd. (a) *	1,785	23

Total Foreign Common Stock (Cost $101)		103

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.7% of net assets

Repurchase Agreements 3.4%

Fixed Income Clearing Corp. dated 04/30/07, due 05/01/07 at 5.00%, with a maturity value of $720 (fully collateralized by Freddie Mac with a value of $738.)	720	720

U.S. Treasury Obligation 0.3%

U.S. Treasury Bill
4.94%, 06/14/07	5	5
4.96%, 06/14/07	10	10
4.98%, 06/14/07	50	50

		65
Total Short-Term Investments (Cost $785)		785

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $19,908, and the unrealized appreciation and depreciation were $429 and ($360), respectively, with a net appreciation of $69.

In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract

Russell 2000 Mini Index, Long, expires 06/15/07	20	1,638	(26)

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

44 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $19,908)		$19,977
Cash		1
Receivables:
Investments sold		22
Fund shares sold		1,363
Dividends		7
Due from investment adviser	+	1

Total assets		21,371

Liabilities
Payables:
Transfer agent and shareholder services fees		1
Due to brokers for futures		26
Trustees’ fees		1
Accrued expenses	+	8

Total liabilities		36

Net Assets
Total assets		21,371
Total liabilities	−	36

Net assets		$21,335
Net Assets by Source
Capital received from investors		21,282
Net investment income not yet distributed		15
Net realized capital losses		(5)
Net unrealized capital gains		43

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$5,401		530		$10.19
Select Shares	$3,670		360		$10.19
Institutional Shares	$12,264		1,203		$10.19

See financial notes 45

Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For April 2, 2007 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends		$10
Interest	+	9

Total Investment Income		19

Net Realized Gains and Losses
Net realized gains on investments		6
Net realized losses on futures contracts	+	(11)

Net realized losses		(5)

Net Unrealized Gains and Losses
Net unrealized gains on investments		69
Net unrealized losses on futures contracts	+	(26)

Net unrealized gains		43

Expenses
Investment adviser and administrator fees		3
Transfer agent and shareholder service fees:
Investor Shares		−
Select Shares		−
Institutional Shares		1
Portfolio accounting fees		4
Professional fees		3
Shareholder reports		2
Custodian fees		2
Registration fees		1
FTSE RAFI Index Fees	+	1

Total expenses		17
Expense reduction by adviser and Schwab	−	13

Net expenses		4

Increase in Net Assets from Operations
Total investment income		19
Net expenses	−	4

Net investment income		15
Net realized losses		(5)
Net unrealized gains	+	43

Increase in net assets from operations		$53

46 See financial notes

Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		04/2/07*-04/30/07
Net investment income		$15
Net realized losses		(5)
Net unrealized gains	+	43

Increase in net assets from operations		$53

Transactions in Fund Shares

		04/2/07*-04/30/07
		SHARES	VALUE

Shares Sold
Investor Shares		535	$5,481
Select Shares		377	3,863
Institutional Shares	+	1,203	12,164

Total shares sold		2,115	$21,508

Shares Redeemed
Investor Shares		(5)	($50)
Select Shares		(17)	(176)
Institutional Shares	+	—	—

Total shares redeemed		(22)	($226)

Net transactions in fund shares		2,093	$21,282

Shares Outstanding and Net Assets

		04/2/07*-04/30/07
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase or decrease	+	2,093	21,335

End of period		2,093	$21,335

Net investment income not yet distributed			$15

*	Commencement of operations

See financial notes 47

Schwab Fundamental International Large Company
Index Fundtm

Financial Statements

Financial Highlights

	4/02/07[1]–
Investor Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains	0.25

Total income from investment operations	0.28
Net asset value at end of period	10.28

Total return (%)	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]
Gross operating expenses	2.28	[3]
Net investment income	7.25	[3]
Portfolio turnover rate	18	[2]
Net assets, end of period ($ x 1,000,000)	6

	4/02/07[1]–
Select Shares	4/30/07*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains	0.26

Total income from investment operations	0.28
Net asset value at end of period	10.28

Total return (%)	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3]
Gross operating expenses	2.22	[3]
Net investment income	7.56	[3]
Portfolio turnover rate	18	[2]
Net assets, end of period ($ x 1,000,000)	6

*	Unaudited.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

48 See financial notes

Schwab Fundamental International Large Company Index Fundtm

Financial Highlights continued

	4/02/07[1]–
Institutional Shares	4/30/07*

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains	0.25

Total income from investment operations	0.28
Net asset value at end of period	10.28

Total return (%)	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	2.24	[3]
Net investment income	7.12	[3]
Portfolio turnover rate	18	[2]
Net assets, end of period ($ x 1,000,000)	28

*	Unaudited.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See financial notes 49

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

88.2%		Common Stock	34,964	34,974
4.5%		Other Investment Companies	1,808	1,797
0.3%		Preferred Stock	130	132
17.2%		Short-Term Investments	6,797	6,797

110.2%		Total Investments	43,699	43,700
(10	.2)%	Other Assets and Liabilities		(4,053)

100.0%		Net Assets		39,647

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 88.2% of net assets

Australia 3.2%

Banks 1.1%
Australia & New Zealand Banking Group Ltd. (a)	3,342	84
Commonwealth Bank of Australia	2,379	104
National Australia Bank Ltd.	3,666	130
St. George Bank Ltd.	1,064	32
Westpac Banking Corp. (a)	3,328	74

		424
Capital Goods 0.1%
Leighton Holdings Ltd.	347	10
Wesfarmers Ltd.	610	20

		30
Commercial Services & Supplies 0.1%
Brambles Ltd. *	1,906	21
Consumer Services 0.0%
TABCORP Holdings Ltd.	965	14
Diversified Financials 0.1%
Macquarie Bank Ltd.	287	21
Energy 0.1%
Caltex Australia Ltd.	558	11
Origin Energy Ltd.	212	2
Santos Ltd.	1,643	15
Woodside Petroleum Ltd.	673	22

		50
Food & Staples Retailing 0.1%
AWB Ltd.	430	1
Coles Group Ltd.	2,250	32
Metcash Ltd.	135	1
Woolworths Ltd.	991	23

		57
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	1,369	11
Foster’s Group Ltd.	3,411	18
Goodman Fielder Ltd.	663	1
Lion Nathan Ltd.	1,349	10

		40
Health Care Equipment & Services 0.0%
Symbion Health Ltd.	441	2
Insurance 0.2%
AMP Ltd.	3,467	31
AXA Asia Pacific Holdings Ltd.	2,137	13
Insurance Australia Group Ltd.	3,010	15
QBE Insurance Group Ltd.	772	20
Suncorp-Metway Ltd.	978	17

		96
Materials 0.5%
Alumina Ltd.	1,743	10
Amcor Ltd.	2,913	18
BHP Billiton Ltd. (a)	3,457	84
BlueScope Steel Ltd.	1,786	18
Boral Ltd.	1,480	10
OneSteel Ltd.	261	1
Orica Ltd.	464	12
PaperlinX Ltd.	492	2
Rinker Group Ltd.	811	13
Rio Tinto Ltd.	339	23
Smorgon Steel Group Ltd.	666	1

		192
Media 0.0%
Fairfax Media Ltd.	347	1
Publishing & Broadcasting Ltd.	882	15

		16
Pharmaceuticals & Biotechnology 0.0%
CSL Ltd.	17	1
Real Estate 0.2%
CFS Retail Property Trust	698	1
Commonwealth Property Office Fund	470	1
DB RREEF Trust	378	1
GPT Group	4,053	17
Investa Property Group	693	1
Lend Lease Corp., Ltd.	866	14
Mirvac Group	368	2
Multiplex Group	324	1
Stockland	2,152	15
Westfield Group	2,401	42

		95
Telecommunication Services 0.4%
Telstra Corp., Ltd. (a)	42,521	164
Transportation 0.2%
Macquarie Airports	3,472	12
Macquarie Infrastructure Group	5,974	19
Qantas Airways Ltd.	7,080	31
Transurban Group	180	1

		63

		1,286

50 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Austria 0.3%

Banks 0.1%
Erste Bank der oesterreichischen Sparkassen AG	245	20
Raiffeisen International Bank-Holding AG	25	3

		23
Capital Goods 0.0%
Wienerberger AG	58	4
Energy 0.1%
OMV AG	513	32
Insurance 0.0%
Wiener Staedtische Versicherung AG	51	4
Materials 0.0%
voestalpine AG	189	13
Telecommunication Services 0.1%
Telekom Austria AG	698	20
Utilities 0.0%
EVN AG	31	4
Oesterreichische Elektrizitaetswirtschafts AG –
A Shares	258	13

		17

		113

Belgium 1.7%

Banks 0.5%
Dexia S.A.	2,944	96
KBC GROEP N.V.	734	97

		193
Diversified Financials 0.7%
Almancora Comm. Va.	64	11
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	265	17
Fortis	2,361	106
Fortis NL	2,391	108
Groupe Bruxelles Lambert S.A.	217	26

		268
Food & Staples Retailing 0.1%
Colruyt S.A.	7	2
Delhaize Group	370	35

		37
Food, Beverage & Tobacco 0.1%
InBev N.V.	649	51
Health Care Equipment & Services 0.0%
Agfa Gevaert N.V.	473	11
Materials 0.1%
Solvay S.A.	242	39
Umicore	56	11

		50
Pharmaceuticals & Biotechnology 0.1%
UCB S.A.	224	13
Telecommunication Services 0.1%
Belgacom S.A.	876	39
Mobistar S.A.	14	1

		40

		663

Bermuda 0.2%

Capital Goods 0.0%
Johnson Electric Holdings Ltd.	1,000	1
Noble Group Ltd. (a)	3,000	3

		4
Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	3,000	10
Real Estate 0.1%
Hongkong Land Holdings Ltd.	4,000	19
Retailing 0.1%
Esprit Holdings Ltd. (a)	1,600	19
Li & Fung Ltd.	4,000	13

		32
Transportation 0.0%
Cosco Pacific Ltd.	4,000	10
Orient Overseas International Ltd.	1,000	8

		18
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	4,000	14

		97

Canada 4.0%

Automobiles & Components 0.1%
Magna International, Inc., Class A	597	47
Banks 0.8%
Bank of Montreal (a)	780	49
Bank of Nova Scotia	1,420	68
Canadian Imperial Bank of Commerce	514	45
National Bank of Canada	262	15
Royal Bank of Canada	1,977	103
The Toronto-Dominion Bank	898	55

		335
Capital Goods 0.1%
Bombardier, Inc., Class A *	130	1
Bombardier, Inc., Class B *	8,034	33
Finning International, Inc.	32	1

		35
Diversified Financials 0.1%
IGM Financial, Inc.	373	18
Energy 0.9%
Cameco Corp.	28	1
Canadian Natural Resources Ltd.	708	42
Enbridge, Inc.	644	21
EnCana Corp.	1,157	61
Husky Energy, Inc. (a)	649	50
Imperial Oil Ltd. (a)	1,035	39
Nexen, Inc.	252	15
Petro-Canada	908	40

See financial notes 51

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Suncor Energy, Inc.	280	23
Talisman Energy, Inc.	1,677	32
TransCanada Corp. (a)	1,159	41

		365
Food & Staples Retailing 0.2%
George Weston Ltd.	515	35
Loblaw Co., Ltd.	770	35
Shoppers Drug Mart Corp.	38	2

		72
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	33	1
Insurance 0.6%
Great-West Lifeco, Inc. (a)	1,277	40
Manulife Financial Corp. (a)	2,096	76
Power Corp. of Canada	1,027	35
Power Financial Corp. (a)	1,163	41
Sun Life Financial, Inc. (a)	1,021	48

		240
Materials 0.3%
Agrium, Inc.	33	1
Alcan, Inc.	773	46
Barrick Gold Corp.	500	14
Goldcorp, Inc.	54	1
NOVA Chemicals Corp.	49	2
Potash Corp. of Saskatchewan, Inc.	113	20
Teck Cominco Ltd., Class B	234	18

		102
Media 0.1%
Shaw Communications, Inc., Class B	38	1
The Thomson Corp.	1,039	46

		47
Pharmaceuticals & Biotechnology 0.0%
Biovail Corp.	24	1
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	267	16
Brookfield Properties Corp.	444	18

		34
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	334	23
Software & Services 0.0%
CGI Group, Inc., Class A *	191	1
Technology Hardware & Equipment 0.0%
Celestica, Inc. *	2,397	16
Nortel Networks Corp. *	50	1
Research In Motion Ltd. *	4	1

		18
Telecommunication Services 0.4%
BCE, Inc.	3,344	112
Rogers Communications, Inc., Class B	383	15
Telus Corp. (a)	367	20
Telus Corp.	259	14

		161
Transportation 0.1%
Canadian National Railway Co.	635	32
Canadian Pacific Railway Ltd.	252	16

		48
Utilities 0.1%
Canadian Utilities Ltd., Class A	362	15
TransAlta Corp.	510	12

		27

		1,575

Cayman Islands 0.1%

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp. (a)	2,000	2
Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. (a) *	74,000	11
Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. (a) *	6,000	18

		31

Denmark 0.5%

Banks 0.1%
Danske Bank A/S (a)	1,200	56
Jyske Bank A/S - Reg’d *	54	4

		60
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	141	16
Danisco A/S *	50	4

		20
Pharmaceuticals & Biotechnology 0.1%
H. Lundbeck A/S	176	4
Novo Nordisk A/S, Class B (a)	250	25

		29
Transportation 0.2%
AP Moller - Maersk A/S, Series A	4	45
AP Moller - Maersk A/S, Series B (a)	4	45

		90

		199

Finland 1.0%

Capital Goods 0.0%
Kone Oyj, B Shares	25	1
Metso Corp.	212	12

		13
Energy 0.1%
Neste Oil Oyj	612	22
Insurance 0.1%
Sampo Oyj, Class A	1,258	39
Materials 0.3%
Outokumpu Oyj	377	13
Stora Enso Oyj, Class R (a)	2,723	50

52 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

UPM-Kymmene Oyj	1,602	39

		102
Media 0.0%
SanomaWSOY Oyj	372	11
Software & Services 0.0%
TietoEnator Oyj	43	1
Technology Hardware & Equipment 0.4%
Nokia Oyj (a)	6,310	159
Utilities 0.1%
Fortum Oyj	1,421	44

		391

France 10.6%

Automobiles & Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B	321	41
PSA Peugeot Citroen	1,748	142
Renault S.A.	843	109
Valeo S.A.	395	23

		315
Banks 1.5%
BNP Paribas (a)	1,969	228
Credit Agricole S.A.	3,635	153
Natixis	694	19
Societe Generale (a)	923	196

		596
Capital Goods 0.9%
Alstom *	343	51
Compagnie de Saint-Gobain	1,070	114
Eiffage S.A.	122	16
Legrand S.A.	335	11
Safran S.A.	592	14
Schneider Electric S.A.	351	50
Thales S.A.	370	23
Vallourec S.A.	39	11
Vinci S.A.	258	42
Wendel Investissement	59	10

		342
Commercial Services & Supplies 0.0%
Societe BIC S.A.	21	1
Consumer Durables & Apparel 0.3%
Christian Dior S.A.	402	52
Hermes International	69	10
LVMH Moet Hennessy Louis Vuitton S.A.	480	56
Thomson	938	18

		136
Consumer Services 0.2%
Accor S.A.	474	45
Sodexho Alliance S.A.	293	23

		68
Diversified Financials 0.0%
Eurazeo	79	12
Energy 1.2%
Technip S.A.	176	14
Total S.A. (a)	6,226	459

		473
Food & Staples Retailing 0.5%
Carrefour S.A.	1,908	147
Casino Guichard-Perrachon S.A.	440	47

		194
Food, Beverage & Tobacco 0.2%
Groupe Danone (a)	285	47
Pernod Ricard S.A. *	84	18

		65
Health Care Equipment & Services 0.0%
Essilor International S.A.	93	11
Household & Personal Products 0.2%
L’Oreal S.A.	723	86
Insurance 0.8%
Assurances Generales de France (AGF) (a)	299	52
Axa (a)	4,383	201
CNP Assurances (a)	389	50
Euler Hermes S.A.	10	1

		304
Materials 0.4%
Air Liquide S.A.	179	44
Arkema *	224	14
Ciments Francais S.A.	67	15
Imerys S.A.	136	13
Lafarge S.A.	377	61

		147
Media 0.6%
JC Decaux S.A.	49	1
Lagardere S.C.A.	478	38
PagesJaunes S.A.	574	13
Publicis Groupe	274	13
Societe Television Francaise 1	387	13
Vivendi S.A. (a)	3,899	161

		239
Pharmaceuticals & Biotechnology 0.4%
Sanofi-Aventis (a)	1,733	159
Real Estate 0.1%
Gecina S.A.	82	16
Klepierre	7	1
Unibail	68	19

		36
Retailing 0.1%
Prinault-Printemps-Redoute S.A.	358	62
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	1,514	30
Software & Services 0.1%
Atos Origin S.A. *	228	17
Cap Gemini S.A.	227	17
Dassault Systemes S.A.	21	1

		35
Technology Hardware & Equipment 0.1%
Alcatel-Lucent	2,599	34

See financial notes 53

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 0.7%
Bouygues S.A.	583	47
France Telecom S.A. (a)	7,734	226

		273
Transportation 0.1%
Aeroports de Paris *	105	10
Air France-KLM	643	33
Societe des Autoroutes Paris-Rhin-Rhone	137	14

		57
Utilities 1.3%
Electricite de France (EDF) (a)	1,983	172
Gaz de France	1,768	83
Suez S.A. (a)	3,344	191
Veolia Environnement	1,006	83

		529

		4,204

Germany 8.4%

Automobiles & Components 1.9%
Bayerische Motoren Werke (BMW) AG (a)	2,236	137
Continental AG	275	38
DaimlerChrysler AG - Reg’d (a)	5,150	417
Volkswagen AG (a)	1,156	175

		767
Banks 0.2%
Commerzbank AG (a)	1,022	51
Deutsche Postbank AG - Reg’d	267	26
Hypo Real Estate Holding AG	199	13

		90
Capital Goods 0.7%
Heidelberger Druckmaschinen AG	248	12
MAN AG	238	32
Siemens AG - Reg’d (a)	1,844	222

		266
Consumer Durables & Apparel 0.1%
Adidas - Salomon AG	305	18
Consumer Services 0.1%
TUI AG	1,234	34
Diversified Financials 0.5%
Deutsche Bank AG - Reg’d (a)	1,234	189
Deutsche Boerse AG	85	20

		209
Food & Staples Retailing 0.2%
Metro AG	1,175	90
Food, Beverage & Tobacco 0.0%
Suedzucker AG	784	16
Health Care Equipment & Services 0.1%
Celesio AG	423	30
Fresenius AG	18	2
Fresenius Medical Care AG & Co. KGaA	128	19

		51
Household & Personal Products 0.1%
Beiersdorf AG	215	16
Henkel KGaA	101	14

		30
Insurance 0.9%
Allianz SE - Reg’d (a)	1,011	230
Hannover Rueckversicherung AG *	395	20
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	582	103

		353
Materials 1.2%
BASF AG (a)	1,441	172
Bayer AG	1,758	121
HeidelbergCement AG	131	21
Lanxess	277	15
Linde AG	268	30
Salzgitter AG	92	15
ThyssenKrupp AG	1,665	89
Wacker Chemie AG *	60	11

		474
Pharmaceuticals & Biotechnology 0.1%
Altana AG	216	16
Merck KGaA	209	28

		44
Retailing 0.0%
KarstadtQuelle AG *	468	18
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	1,407	22
Software & Services 0.1%
SAP AG (a)	752	36
Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d (a)	15,568	284
Transportation 0.4%
Deutsche Lufthansa AG	1,093	33
Deutsche Post AG - Reg’d	3,087	106
Fraport AG	134	10

		149
Utilities 1.0%
E.ON AG (a)	1,635	244
RWE AG (a)	1,288	136

		380

		3,331

Greece 0.4%

Banks 0.2%
Alpha Bank A.E.	461	14
EFG Eurobank Ergasias	431	18
Emporiki Bank of Greece S.A. *	88	3
National Bank of Greece S.A.	351	20
Piraeus Bank S.A.	70	2

		57
Consumer Services 0.0%
OPAP S.A.	365	14
Energy 0.0%
Hellenic Petroleum S.A.	872	13

54 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.0%
Coca-Cola Hellenic Bottling Co., S.A.	337	15
Materials 0.0%
Titan Cement Co.	45	2
Telecommunication Services 0.1%
Cosmote Mobile Telecommunications S.A.	431	14
Hellenic Telecommunications Organization S.A. *	1,025	29

		43
Utilities 0.1%
Public Power Corp. S.A.	917	24

		168

Hong Kong 2.4%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd. (a)	15,500	38
Dah Sing Financial Group	400	3
Hang Seng Bank Ltd. (a)	4,300	61
The Bank of East Asia, Ltd.	1,900	12
Wing Hang Bank Ltd.	500	6
Wing Lung Bank Ltd.	100	1

		121
Capital Goods 0.3%
Citic Pacific Ltd.	8,000	30
Hutchison Whampoa Ltd. (a)	10,000	96
Shanghai Industrial Holdings Ltd.	1,000	3

		129
Diversified Financials 0.1%
Guoco Group Ltd.	1,000	14
Energy 0.1%
CNOOC Ltd. (a)	62,000	53
Real Estate 0.6%
Cheung Kong (Holdings) Ltd. (a)	4,000	52
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd. (a)	7,000	21
Henderson Investment Ltd.	1,000	2
Henderson Land Development Co., Ltd. (a)	4,000	24
Kerry Properties Ltd.	500	2
New World Development Co., Ltd.	7,000	16
Sun Hung Kai Properties Ltd. (a)	4,000	47
Swire Pacific Ltd., Class A	2,500	29
The Wharf (Holdings) Ltd.	8,000	29
Wheelock & Co., Ltd.	1,000	2

		228
Retailing 0.0%
China Resources Enterprise Ltd.	2,000	7
Technology Hardware & Equipment 0.0%
Lenovo Group Ltd. (a)	4,000	2
Telecommunication Services 0.7%
China Mobile Ltd. (a)	17,000	153
China Netcom Group Corp., (Hong Kong) Ltd. (a)	15,000	37
China Unicom Ltd. (a)	26,000	38
Hutchison Telecommunications International Ltd. *	7,000	14
PCCW Ltd. (a)	16,000	10

		252
Transportation 0.1%
Cathay Pacific Airways Ltd. (a)	8,000	21
China Merchants Holdings International Co., Ltd.	2,000	9
Hopewell Holdings Ltd.	1,000	4
MTR Corp. (a)	8,000	19

		53
Utilities 0.2%
CLP Holdings Ltd. (a)	5,000	37
Guangdong Investment Ltd. (a)	2,000	1
Hong Kong & China Gas Co., Ltd. (a)	9,000	21
Hongkong Electric Holdings Ltd.	6,000	30

		89

		948

Ireland 0.4%

Banks 0.2%
Allied Irish Banks plc	1,264	38
Anglo Irish Bank Corp., plc	148	3
Bank of Ireland	1,343	29
Depfa Bank plc	805	15

		85
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	114	4
Insurance 0.1%
Irish Life & Permanent plc	580	15
Materials 0.1%
CRH plc	771	34
Transportation 0.0%
Ryanair Holdings plc *	403	3

		141

Italy 4.6%

Automobiles & Components 0.2%
Fiat S.p.A. (a) *	3,006	88
Banks 1.0%
Banca Carige S.p.A.	1,992	10
Banca Monte dei Paschi di Siena S.p.A.	5,657	38
Banca Popolare dell’Emilia Romagna Scrl	410	12
Banca Popolare di Milano Scarl	670	11
Banca Popolare Italiana Scrl *	1,016	17
Banco Popolare di Verona e Novara Scrl	598	20
Capitalia S.p.A.	2,464	24
Intesa Sanpaolo S.p.A. (a)	10,140	85
UniCredito Italiano S.p.A. (a)	14,659	151
Unione di Banche Italiane S.C.p.A.	1,297	39

		407

See financial notes 55

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Capital Goods 0.1%
Finmeccanica S.p.A.	689	21
Pirelli & C. S.p.A.	17,687	22

		43
Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	902	16
Luxottica Group S.p.A.	441	15

		31
Consumer Services 0.0%
Autogrill S.p.A.	70	1
Lottomatica S.p.A.	261	11

		12
Diversified Financials 0.2%
IFIL - Investments S.p.A.	3,735	41
Mediobanca S.p.A.	941	22

		63
Energy 1.0%
Eni S.p.A. (a)	11,548	383
Saipem S.p.A.	425	13
Saras S.p.A. *	1,746	11

		407
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A. *	394	2
Insurance 0.4%
Alleanza Assicurazioni S.p.A.	1,539	22
Assicurazioni Generali S.p.A.	2,522	116
Compagnia Assicuratrice Unipol S.p.A.	395	1
Fondiaria - Sai S.p.A.	393	21
Mediolanum S.p.A.	192	2

		162
Materials 0.0%
Italcementi S.p.A.	360	11
Italcementi S.p.A. - RNC	84	2

		13
Media 0.2%
Gruppo Editoriale L’Espresso S.p.A.	219	1
Mediaset S.p.A.	3,133	35
RCS MediaGroup S.p.A.	209	1
Seat Pagine Gialle S.p.A.	60,767	40

		77
Telecommunication Services 0.5%
Telecom Italia RNC S.p.A. (a)	17,976	44
Telecom Italia S.p.A.	45,839	137

		181
Transportation 0.1%
Autostrade S.p.A.	713	24
Utilities 0.8%
AEM S.p.A.	2,976	12
Enel S.p.A. (a)	21,287	242
Snam Rete Gas S.p.A.	6,979	44
Terna - Rete Elettrica Nationale S.p.A.	8,267	31

		329

		1,839

Japan 17.9%

Automobiles & Components 2.3%
Aisin Seiki Co., Ltd.	700	23
Bridgestone Corp.	2,100	43
Calsonic Kansei Corp.	1,000	4
Daihatsu Motor Co., Ltd.	1,000	8
Denso Corp.	1,300	46
Fuji Heavy Industries Ltd.	4,000	20
Honda Motor Co., Ltd. (a)	3,900	134
Isuzu Motors Ltd.	4,000	21
Mazda Motor Corp.	4,000	20
Mitsubishi Motors Corp. (a) *	18,000	28
Nhk Spring Co., Ltd.	1,000	9
Nissan Motors Co., Ltd. (a)	13,000	131
Nok Corp.	100	2
Stanley Electric Co., Ltd.	100	2
Sumitomo Rubber Industries, Ltd.	200	2
Suzuki Motor Corp.	1,100	31
The Yokohama Rubber Co., Ltd.	2,000	12
Toyoda Gosei Co., Ltd.	100	2
Toyota Auto Body Co., Ltd.	600	11
Toyota Industries Corp.	500	24
Toyota Motor Corp. (a)	5,400	328
Yamaha Motor Co., Ltd.	600	16

		917
Banks 0.7%
Mitsubishi UFJ Financial Group, Inc.	7	73
Mitsui Trust Holdings, Inc.	1,000	9
Mizuho Financial Group, Inc. (a)	7	42
Sapporo Hokuyo Holdings, Inc.	1	10
Shinsei Bank Ltd.	2,000	9
Sumitomo Mitsui Financial Group, Inc. (a)	5	44
The Bank of Yokohama Ltd.	1,000	7
The Chiba Bank, Ltd.	1,000	8
The Hachijuni Bank, Ltd.	1,000	7
The Hiroshima Bank Ltd.	1,000	5
The Joyo Bank, Ltd.	2,000	12
The Shizuoka Bank Ltd.	1,000	10
The Sumitomo Trust & Banking Co., Ltd.	2,000	20
Yamaguchi Financial Group, Inc. (a)	1,000	13

		269
Capital Goods 2.5%
Amada Co., Ltd.	1,000	11
Asahi Glass Co., Ltd. (a)	3,000	40
Daikin Industries Ltd.	500	17
EBARA Corp.	2,000	10
Fanuc Ltd.	300	29
Fuji Electric Holdings Co., Ltd.	2,000	9
Hankyu Hanshin Holdings, Inc.	2,000	11
Hino Motors Ltd.	2,000	11
Hitachi High-Technologies Corp.	100	3
Ishikawajima-Harima Heavy Industries Co., Ltd.	4,000	16
Itochu Corp. (a)	6,000	59
JS Group Corp.	800	18
JTEKT Corp.	100	2

56 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Kajima Corp.	4,000	20
Kandenko Co., Ltd.	1,000	6
Kawasaki Heavy Industries, Ltd.	3,000	12
Kinden Corp.	1,000	9
Komatsu Ltd.	900	21
Kubota Corp.	2,000	19
Marubeni Corp. (a)	8,000	48
Matsushita Electric Works Ltd. (a)	2,000	23
Mitsubishi Corp. (a)	5,200	111
Mitsubishi Electric Corp. (a)	5,000	49
Mitsubishi Heavy Industries Ltd. (a)	9,000	55
Mitsui & Co., Ltd. (a)	5,000	90
Mitsui Engineering & Shipbuilding Co., Ltd.	2,000	9
NGK Insulators Ltd.	1,000	22
Nippon Sheet Glass Co., Ltd.	2,000	11
NSK Ltd.	1,000	10
NTN Corp.	1,000	8
Obayashi Corp.	3,000	19
Shimizu Corp.	3,000	19
SMC Corp.	100	13
Sumitomo Corp.	3,200	55
Sumitomo Electric Industries Ltd.	2,300	33
Sumitomo Heavy Industries Ltd.	1,000	10
Taisei Corp.	5,000	17
The Furukawa Electric Co., Ltd.	2,000	12
Toda Corp.	2,000	10
Toto Ltd.	1,000	9
Toyota Tsusho Corp.	800	19

		975
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd. (a)	2,000	32
Kokuyo Co., Ltd.	100	1
Secom Co., Ltd	300	14
Sohgo Security Services Co., Ltd.	100	2
Toppan Industries Co., Ltd.	3,000	30
Toppon Forms Co., Ltd.	100	1

		80
Consumer Durables & Apparel 1.3%
Casio Computer Co., Ltd.	100	2
Daito Trust Construct Co., Ltd.	200	9
Daiwa House Industry Co., Ltd. (a)	1,000	16
Fujifilm Holdings Corp.	1,200	49
HASEKO Corp. *	500	2
Heiwa Corp.	100	1
Matsushita Electric Industrial Co., Ltd. (a)	6,000	116
Pioneer Corp.	1,000	13
Sankyo Co., Ltd.	200	9
Sanyo Electric Co., Ltd. (a) *	20,000	32
Sega Sammy Holdings, Inc.	100	2
Sekisui Chemical Co., Ltd.	1,000	8
Sekisui House, Ltd. (a)	2,000	29
Sharp Corp.	2,000	37
Shimano, Inc.	100	3
Sony Corp. (a)	2,700	144
Sumitomo Forestry Co., Ltd.	1,000	10
Victor Co. of Japan Ltd. *	2,000	9
Yamaha Corp.	500	11

		502
Consumer Services 0.0%
Oriental Land Co., Ltd.	200	11
Diversified Financials 0.7%
Acom Co., Ltd.	830	30
Aiful Corp.	650	16
Credit Saison Co., Ltd.	400	11
Daiwa Securities Group, Inc. (a)	2,000	22
Hitachi Capital Corp.	100	2
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	1,240	53
Nikko Cordial Corp.	2,000	29
Nomura Holdings, Inc.	2,100	40
ORIX Corp. (a)	110	29
Promise Co., Ltd.	650	20
Sanyo Shinpan Finance Co., Ltd.	50	1
Sfcg Co., Ltd.	10	2
Shinko Securities Co., Ltd.	1,000	4
Takefuji Corp.	940	32

		291
Energy 0.4%
Cosmo Oil Co., Ltd.	5,000	21
INPEX Holdings, Inc.	4	34
Nippon Mining Holdings, Inc.	3,000	24
Nippon Oil Corp. (a)	7,000	54
Showa Shell Sekiyu K.K.	1,900	23
TonenGeneral Sekiyu K.K.	2,000	21

		177
Food & Staples Retailing 0.2%
Aeon Co., Ltd. (a)	1,800	33
Lawson, Inc.	400	15
Ryoshoku Ltd.	100	2
The Seiyu Ltd. (a) *	9,000	10
Uny Co., Ltd. (a)	1,000	12

		72
Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc. (a)	1,000	12
Asahi Breweries Ltd.	1,400	23
Coca-Cola West Holdings Co., Ltd.	100	2
House Foods Corp.	100	2
Japan Tobacco, Inc. (a)	16	78
Kikkoman Corp. (a)	1,000	15
Kirin Brewery Co., Ltd. (a)	2,000	30
Meiji Dairies Corp.	1,000	8
Nippon Meat Packers, Inc. (a)	1,000	12
Nisshin Seifun Group, Inc.	1,000	11
Nissin Food Products Co., Ltd.	400	15
Q.P. Corp.	100	1
Sapporo holdings Ltd.	1,000	7
Yamazaki Baking Co., Ltd.	1,000	9

		225
Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	200	12
Mediceo Paltac Holdings Co., Ltd.	700	13
Suzuken Co., Ltd.	500	18
Terumo Corp.	400	16

		59

See financial notes 57

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Household & Personal Products 0.1%
Kao Corp. (a)	1,000	27
Shiseido Co., Ltd.	1,000	22

		49
Insurance 0.3%
Aioi Insurance Co., Ltd.	2,000	14
Millea Holdings, Inc. (a)	1,100	41
Mitsui Sumitomo Insurance Co., Ltd. (a)	2,000	25
NIPPONKOA Insurance Co., Ltd.	1,000	8
Sompo Japan Insurance, Inc. (a)	1,000	12
T&D Holdings, Inc.	250	16

		116
Materials 1.2%
Asahi Kasei Corp.	3,000	21
Dic Corp.	4,000	15
Dowa Holdings Co., Ltd. *	1,000	9
Hitachi Chemical Co., Ltd.	100	2
Hitachi Metals Ltd.	1,000	11
JFE Holdings, Inc.	800	44
JSR Corp.	100	2
Kaneka Corp.	1,000	9
Kobe Steel, Ltd.	5,000	18
Kuraray Co., Ltd.	1,000	11
Mitsubishi Materials Corp.	3,000	15
Mitsubishi Rayon Co., Ltd.	2,000	14
Mitsui Chemicals, Inc.	2,000	17
Mitsui Mining & Smelting Co., Ltd.	2,000	10
Nippon Light Metal Co., Ltd.	1,000	3
Nippon Paper Group, Inc.	6	20
Nippon Steel Corp. (a)	9,000	58
Nisshin Steel Co., Ltd.	3,000	12
Nitto Denko Corp.	200	9
Oji Paper Co., Ltd.	4,000	20
Shin-Etsu Chemical Co., Ltd. (a)	400	26
Showa Denko K.K.	1,000	3
Sumitomo Chemical Co., Ltd.	3,000	20
Sumitomo Metal Industries, Ltd.	5,000	25
Sumitomo Metal Mining Co., Ltd.	1,000	19
Taiheiyo Cement Corp.	3,000	13
Teijin Ltd.	3,000	15
Tokyo Steel Manufacturing Co., Ltd.	100	1
Toray Industries, Inc.	3,000	21
Tosoh Corp.	2,000	9
Toyo Seikan Kaisha Ltd.	800	16
Ube Industries Ltd.	1,000	3

		491
Media 0.1%
Dentsu, Inc.	4	12
Fuji Television Network, Inc. (a)	5	12
Nippon Television Network Corp. (a)	60	10
Toho Co., Ltd.	100	2
Tokyo Broadcasting System, Inc.	100	3
TV Asahi Corp.	1	2

		41
Pharmaceuticals & Biotechnology 0.5%
Astellas Pharma, Inc.	500	22
Chugai Pharmaceutical Co., Ltd.	500	13
Daiichi Sankyo Co., Ltd.	500	15
Eisai Co., Ltd.	300	14
Kyowa Hakko Kogyo Co., Ltd.	1,000	9
Ono Pharmaceutical Co., Ltd.	200	11
Shionogi & Co., Ltd.	1,000	20
Taisho Pharmaceutical Co., Ltd. (a)	1,000	20
Takeda Pharmaceutical Co., Ltd. (a)	1,100	71

		195
Real Estate 0.2%
Mitsubishi Estate Co., Ltd. (a)	1,000	31
Mitsui Fudosan Co., Ltd. (a)	1,000	29
Tokyo Tatemono Co., Ltd. (a)	1,000	14

		74
Retailing 0.3%
Canon Marketing Japan, Inc.	500	10
EDION Corp.	100	1
Fast Retailing Co., Ltd.	300	21
Isetan Co., Ltd.	100	2
Izumi Co., Ltd.	100	2
Marui Co., Ltd.	1,100	13
Mitsukoshi, Ltd.	2,000	9
Shimamura Co., Ltd. (a)	100	11
Takashimaya Co., Ltd. (a)	1,000	12
The Daiei, Inc. *	1,400	16
The Daimaru, Inc.	1,000	12
Yamada Denki Co., Ltd.	120	11

		120
Semiconductors & Semiconductor Equipment 0.1%
Elpida Memory, Inc. *	100	4
NEC Electronics Corp. *	600	15
Rohm Co., Ltd.	200	18
Sumco Corp.	200	9
Tokyo Electron Ltd.	200	14

		60
Software & Services 0.2%
ITOCHU Techno-Solutions Corp.	100	4
KONAMI Corp.	100	3
Nintendo Co., Ltd. (a)	100	31
Nomura Research Institute, Ltd.	100	3
NTT Data Corp.	4	20
Oracle Corp. Japan	200	9

		70
Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	200	2
Brother Industries, Ltd.	1,000	14
Canon, Inc.	1,900	107
Citizen Holdings Co., Ltd.	200	2
Fujitsu Ltd. (a)	9,000	57
Hitachi Ltd. (a)	19,000	144
Hitachi Maxell Ltd.	100	1
Hoya Corp.	600	18
Ibiden Co., Ltd.	100	6
Konica Minolta Holdings, Inc.	1,500	20
Kyocera Corp.	500	49
Murata Manufacturing Co., Ltd.	300	22
NEC Corp. (a)	12,000	64
Nippon Electric Glass Co., Ltd.	1,000	17
Oki Electric Industry Co., Ltd. *	6,000	10
Omron Corp.	700	19
Ricoh Co., Ltd.	2,000	44

58 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Seiko Epson Corp.	800	24
Taiyo Yuden Co., Ltd.	1,000	22
Tdk Corp.	200	17
Toshiba Corp. (a)	11,000	82
Yokogawa Electric Corp.	100	1

		742
Telecommunication Services 1.5%
KDDI Corp. (a)	9	71
Nippon Telegraph & Telephone Corp. (a)	66	327
NTT DoCoMo, Inc. (a)	95	162
Softbank Corp. (a)	700	15

		575
Transportation 1.0%
All Nippon Airways Co., Ltd. (a)	4,000	16
Central Japan Railway Co. (a)	4	44
East Japan Railway Co. (a)	10	81
Japan Airlines Corp. (a) *	10,000	20
Kawasaki Kisen Kaisha, Ltd.	1,000	11
Keihin Electric Express Railway Co., Ltd.	1,000	8
Keio Corp.	2,000	14
Keisei Electric Railway Co., Ltd.	1,000	6
Kintetsu Corp.	5,000	15
Mitsui O.S.K. Lines, Ltd. (a)	2,000	25
Nagoya Railroad Co., Ltd.	4,000	12
Nippon Express Co., Ltd.	4,000	25
Nippon Yusen Kabushiki Kaisha	3,000	26
Odakyu Electric Railway Co., Ltd.	2,000	14
Seino Holdings Co., Ltd.	1,000	9
Tobu Railway Co., Ltd.	2,000	9
Tokyu Corp.	3,000	22
West Japan Railway Co.	6	27
Yamato Holdings Co., Ltd. (a)	1,000	14

		398
Utilities 1.5%
Chubu Electric Power Co., Inc. (a)	2,200	71
Electric Power Development Co.,Ltd.	400	17
Hokkaido Electric Power Co., Ltd.	700	18
Hokuriku Electric Power Co.	700	16
Kyushu Electric Power Co., Inc. (a)	1,600	45
Osaka Gas Co., Ltd.	8,000	30
Shikoku Electric Power Co., Inc.	800	20
The Chugoku Electric Power Co., Inc.	1,400	31
The Kansai Electric Power Co., Inc. (a)	3,200	90
The Tokyo Electric Power Co., Inc. (a)	4,800	159
Toho Gas Co., Ltd.	2,000	10
Tohoku Electric Power Co., Inc. (a)	1,800	43
Tokyo Gas Co., Ltd. (a)	6,000	30

		580

		7,089

Luxembourg 0.1%

Media 0.1%
RTL Group	341	41
SES FDR	951	19

		60

		60

Netherlands 3.8%

Banks 0.5%
ABN AMRO Holding N.V. (a)	3,919	190
Capital Goods 0.2%
European Aeronautic Defence & Space Co. (a) *	2,642	85
Commercial Services & Supplies 0.0%
Randstad Holding N.V. *	136	11
Consumer Durables & Apparel 0.3%
Koninklijke (Royal) Philips Electronics N.V.	2,445	100
Diversified Financials 0.9%
ING Groep N.V. CVA (a)	7,192	328
SNS Reaal	838	21

		349
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V. (a) *	7,925	101
Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	236	11
Heineken N.V.	415	22
Royal Numico N.V.	29	2
Unilever N.V. (a)	6,572	200

		235
Insurance 0.2%
Aegon N.V. (a)	4,461	92
Materials 0.4%
Akzo Nobel N.V. (a)	634	51
Arcelor Mittal	1,626	87
James Hardie Industries N.V. CDI	79	1
Koninklijke DSM N.V.	722	34

		173
Media 0.0%
Reed Elsevier N.V.	63	1
Wolters Kluwer N.V.	424	13

		14
Real Estate 0.1%
Corio N.V.	136	12
Rodamco Europe N.V.	134	20

		32
Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V. *	567	15
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V. (a)	3,251	55
Transportation 0.1%
TNT N.V.	832	37

		1,489

See financial notes 59

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

New Zealand 0.0%

Materials 0.0%
Fletcher Building Ltd.	222	2
Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	3,632	13
Transportation 0.0%
Air New Zealand Ltd.	1,077	2
Utilities 0.0%
Contact Energy Ltd.	271	2

		19

Norway 1.1%

Banks 0.1%
DnB NOR A.S.A.	2,900	41
Capital Goods 0.1%
Orkla A.S.A.	2,500	40
Energy 0.7%
Aker Kvaerner A.S.A.	410	10
Norsk Hydro A.S.A. (a)	3,000	103
Statoil A.S.A. (a)	6,000	168

		281
Insurance 0.0%
Storebrand A.S.A.	700	12
Materials 0.1%
Norske Skogindustrier A.S.A.	900	14
Yara International A.S.A.	400	11

		25
Telecommunication Services 0.1%
Telenor A.S.A.	1,800	34

		433

Portugal 0.3%

Banks 0.1%
Banco BPI S.A. - Reg’d	1,696	15
Banco Comercial Portugues S.A. - Reg’d	4,471	19
Banco Espirito Santo S.A. - Reg’d	663	13

		47
Materials 0.0%
CIMPOR-Cimentos de Portugal S.A.	1,371	12
Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. - Reg’d	2,183	31
Transportation 0.0%
Brisa - Auto-Estradas de Portugal S.A. - Private Shares	884	12
Utilities 0.1%
EDP - Energias de Portugal S.A. (a)	6,275	34

		136

Singapore 0.6%

Banks 0.2%
DBS Group Holdings Ltd. (a)	2,000	28
Oversea-Chinese Banking Corp., Ltd.	4,000	23
United Overseas Bank Ltd. (a)	2,000	28

		79
Capital Goods 0.1%
Fraser & Neave Ltd.	1,000	4
Keppel Corp., Ltd. (a)	1,000	14
SembCorp Industries Ltd.	1,000	3
Singapore Technologies Engineering Ltd.	5,300	12

		33
Media 0.0%
Singapore Press Holdings Ltd.	4,000	11
Real Estate 0.0%
Capitaland Ltd.	1,000	6
City Developments Ltd.	1,000	10
UOL Group Ltd.	1,000	3

		19
Semiconductors & Semiconductor Equipment 0.0%
Chartered Semiconductor Manufacturing Ltd. (a) *	3,000	3
Telecommunication Services 0.1%
Singapore Telecommunications Ltd. (a)	22,000	48
Transportation 0.2%
ComfortDelGro Corp., Ltd. (a)	2,000	3
Neptune Orient Lines Ltd.	8,000	19
Singapore Airlines Ltd. (a) *	3,000	36
SMRT Corp., Ltd. (a)	2,000	2

		60

		253

Spain 3.1%

Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	5,285	126
Banco de Sabadell S.A.	302	14
Banco Espanol de Credito S.A.	657	16
Banco Popular Espanol S.A. (a)	1,575	31
Banco Santander Central Hispano S.A. (a)	8,877	160
Bankinter S.A.	110	10

		357
Capital Goods 0.2%
Acciona S.A.	58	13
ACS, Actividades de Construccion y Servicios S.A.	291	18
Fomento de Construcciones y Contratas S.A.	178	17
Gamesa Corp. Tecnologica S.A.	39	1
Grupo Ferrovial S.A.	165	18

60 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Sacyr Vallehermoso S.A.	212	11
Zardoya Otis S.A.	40	1

		79
Energy 0.4%
Compania Espanola de Petroleos S.A. (a)	421	38
Repsol YPF S.A.	3,933	129

		167
Food, Beverage & Tobacco 0.1%
Altadis S.A.	462	30
Insurance 0.0%
Mapfre S.A.	2,929	15
Materials 0.0%
Acerinox S.A.	420	10
Media 0.0%
Gestevision Telecinco S.A.	560	17
Real Estate 0.0%
Metrovacesa S.A.	14	1
Retailing 0.1%
Industria de Diseno Textil S.A.	323	20
Telecommunication Services 0.6%
Telefonica S.A. (a)	9,645	217
Transportation 0.1%
Abertis Infraestructuras S.A.	597	19
Utilities 0.7%
Enagas	69	2
Endesa S.A.	2,015	110
Gas Natural SDG S.A.	658	33
Iberdrola S.A.	2,197	109
Union Fenosa S.A.	475	26

		280

		1,212

Sweden 2.0%

Banks 0.5%
Nordea Bank AB (a)	5,200	90
Skandinaviska Enskilda Banken AB (SEB), Series A	1,008	37
Svenska Handelsbanken AB, A Shares	1,300	39
Swedbank AB, Class A (a)	1,188	46

		212
Capital Goods 0.6%
Assa Abloy AB, B Shares	500	11
Atlas Copco AB, A Shares	400	15
Atlas Copco AB, B Shares	300	11
Sandvik AB (a)	1,929	37
Scania AB, B Shares	200	19
Skanska AB, B Shares	1,400	32
SKF AB, B Shares	800	17
Volvo AB, A Shares	1,000	20
Volvo AB, B Shares (a)	2,500	49
Volvo AB, Redemption Series A *	200	1
Volvo AB, Redemption Series B *	500	2

		214
Commercial Services & Supplies 0.0%
Securitas AB, B Shares	1,000	15
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	1,300	34
Husqvarna AB, B Shares	700	13

		47
Diversified Financials 0.2%
Industrivarden AB, A Shares	600	14
Industrivarden AB, C Shares	200	4
Investor AB, A Shares	800	21
Investor AB, Series B	1,400	37

		76
Materials 0.2%
Boliden AB	50	1
Holmen AB, B Shares	400	18
SSAB Svenskt Stal AB, Series A	300	10
SSAB Svenskt Stal AB, Series B	19	1
Svenska Cellulosa AB, B Shares	600	31

		61
Retailing 0.1%
Hennes & Mauritz AB, Series B	600	40
Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B (a)	12,000	46
Telecommunication Services 0.2%
Tele2 AB, B Shares	1,000	17
TeliaSonera AB (a)	6,500	53

		70

		781

Switzerland 3.9%

Capital Goods 0.1%
ABB Ltd. - Reg’d (a)	1,841	37
Geberit AG - Reg’d	1	2
Schindler Holding AG - Reg’d	20	1

		40
Commercial Services & Supplies 0.1%
Adecco S.A. - Reg’d	583	40
SGS S.A. - Reg’d	1	1

		41
Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A. *	587	35
Swatch Group AG	36	10
Swatch Group AG - Reg’d	10	1

		46
Diversified Financials 1.1%
Credit Suisse Group - Reg’d (a)	2,370	186
Julius Baer Holding AG - Reg’d	170	12
Pargesa Holding S.A.	138	15
UBS AG - Reg’d (a)	3,355	218

		431
Food, Beverage & Tobacco 0.6%
Nestle S.A. - Reg’d (a)	628	249
Insurance 0.6%
Baloise Holding AG - Reg’d	123	13

See financial notes 61

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Swiss Life Holding - Reg’d *	69	18
Swiss Re - Reg’d	874	82
Zurich Financial Services AG - Reg’d	413	120

		233
Materials 0.3%
Ciba Specialty Chemicals AG - Reg’d	266	18
Clariant AG - Reg’d *	804	13
Givaudan S.A. - Reg’d	16	15
Holcim Ltd. - Reg’d	375	40
Lonza Group AG - Reg’d	15	1
Syngenta AG - Reg’d *	125	25

		112
Pharmaceuticals & Biotechnology 0.9%
Novartis AG - Reg’d (a)	3,179	185
Roche Holding AG	6	1
Roche Holding AG - Genusschein	773	146

		332
Telecommunication Services 0.1%
Swisscom AG - Reg’d	127	45
Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	137	12

		1,541

Thailand 0.0%

Telecommunication Services 0.0%
Total Access Communication Public Co., Ltd. *	600	3

		3

United Kingdom 17.6%

Automobiles & Components 0.0%
GKN plc	2,406	18
Banks 3.5%
Alliance & Leicester plc	1,436	33
Barclays plc (a)	13,614	196
Bradford & Bingley plc	1,633	14
HBOS plc (a)	8,184	176
HSBC Holdings plc (a)	23,896	441
Lloyds TSB Group plc (a)	17,719	205
Northern Rock plc	732	16
Royal Bank of Scotland Group plc (a)	6,451	247
Standard Chartered plc	1,689	52

		1,380
Capital Goods 0.4%
BAE Systems plc	4,647	42
Bunzl plc	835	12
Cobham plc	306	1
Rolls-Royce Group plc *	2,167	21
Smiths Group plc	995	21
Tomkins plc	3,144	17
Travis Perkins plc	42	2
Wolseley plc	938	22

		138
Commercial Services & Supplies 0.2%
Capita Group plc	86	1
Experian Group Ltd. *	3,082	35
Group 4 Securicor plc	2,988	14
Hays plc	3,477	12
Rentokil Initial plc	4,525	15

		77
Consumer Durables & Apparel 0.0%
Burberry Group plc	108	2
Persimmon plc	465	12

		14
Consumer Services 0.6%
Carnival plc	945	48
Compass Group plc	5,939	43
Enterprise Inns plc	1,243	16
InterContinental Hotels Group plc	1,221	29
Ladbrokes plc	3,585	29
Mitchells & Butlers plc	1,206	19
Rank Group plc	329	1
Whitbread plc	508	19
William Hill plc	1,065	13

		217
Diversified Financials 0.2%
3i Group plc	681	16
Amvescap plc	1,258	15
ICAP plc	110	1
Man Group plc (a)	1,753	19
Provident Financial plc	655	10
Schroders plc	58	1
Schroders plc - Non Voting	23	1

		63
Energy 4.1%
BG Group plc	2,832	41
BP plc (a)	64,127	719
Royal Dutch Shell plc, Class A (a) *	13,905	483
Royal Dutch Shell plc, Class B (a)	10,496	370

		1,613
Food & Staples Retailing 0.6%
Alliance Boots plc (a)	1,858	41
J Sainsbury plc (a)	5,192	59
Tesco plc (a)	12,174	112
William Morrison Supermarkets plc	3,569	22

		234
Food, Beverage & Tobacco 1.6%
Associated British Foods plc	2,046	38
British American Tobacco plc	3,597	111
Cadbury Schweppes plc	3,484	46
Diageo plc (a)	4,701	99
Imperial Tobacco Group plc	931	41
SABMiller plc	1,774	42
Scottish & Newcastle plc	2,541	31
Tate & Lyle plc	1,265	16
Unilever plc (a)	6,410	200

		624
Health Care Equipment & Services 0.0%
Smith & Nephew plc	828	10
Household & Personal Products 0.1%
Reckitt Benckiser plc	742	41

62 See financial notes

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 1.0%
Aviva plc (a)	7,926	124
Friends Provident plc	5,087	19
Legal & General Group plc	19,472	60
Old Mutual plc (a)	13,994	50
Prudential plc (a)	6,555	98
Royal & Sun Alliance Insurance Group plc (a)	8,578	28

		379
Materials 0.9%
Anglo American plc	2,318	122
Antofagasta plc	1,264	13
BHP Billiton plc	1,952	44
Hanson plc	1,110	19
Imperial Chemical Industries plc	2,029	21
Johnson Matthey plc	464	15
Kazakhmys plc	485	11
Lonmin plc	148	10
Rexam plc	1,634	17
Rio Tinto plc (a)	1,325	80
Xstrata plc	418	22

		374
Media 0.4%
British Sky Broadcasting Group plc	1,754	20
Daily Mail & General Trust	632	10
EMAP plc	107	2
EMI Group plc	359	2
ITV plc	7,715	18
Pearson plc	1,812	31
Reed Elsevier plc	108	1
Reuters Group plc (a)	2,175	21
Trinity Mirror plc	1,014	11
United Business Media plc	657	11
WPP Group plc	1,474	22
Yell Group plc	136	1

		150
Pharmaceuticals & Biotechnology 1.0%
AstraZeneca plc	2,231	121
GlaxoSmithKline plc (a)	9,382	271
Shire plc	468	11

		403
Real Estate 0.2%
British Land Co., plc	686	20
Hammerson plc	413	13
Land Securities Group plc	955	37
Liberty International plc	590	14
Slough Estates plc	837	13

		97
Retailing 0.4%
DSG International plc	6,358	20
Home Retail Group	3,721	34
Kesa Electricals plc	2,390	16
Kingfisher plc	7,469	40
Marks & Spencer Group plc (a)	2,421	36
Next plc	314	14
Signet Group plc	720	2
The Carphone Warehouse plc	94	1

		163
Software & Services 0.0%
LogicaCMG plc	463	2
The Sage Group plc	229	1

		3
Technology Hardware & Equipment 0.0%
Electrocomponents plc	2,389	15
Telecommunication Services 1.6%
BT Group plc (a)	22,407	141
Cable & Wireless (a)	9,252	34
Vodafone Group plc (a)	158,967	452

		627
Transportation 0.1%
BBA Aviation plc	306	2
British Airways plc *	3,481	35

		37
Utilities 0.7%
British Energy Group plc *	1,003	10
Centrica plc (a)	9,872	76
Iberdrola S.A.	213	10
International Power plc	1,248	11
Kelda Group plc	845	16
National Grid plc	3,752	59
Scottish & Southern Energy plc (a)	1,174	35
Severn Trent plc	1,080	32
United Utilities plc	2,266	34

		283

		6,960

United States 0.0%

Diversified Financials 0.0%
NYSE Euronext *	14	1
Health Care Equipment & Services 0.0%
Synthes, Inc.	82	11

		12

Total Common Stock (Cost $34,964)		34,974

Other Investment Companies 4.5% of net assets

United Kingdom 0.0%

Foreign & Colonial Investment Trust	2,504	15
The Alliance Trust	188	1
Witan Investment Trust	122	1

		17

United States 4.5%

iShares MSCI EAFE Index Fund	22,500	1,780

Total Other Investment Companies (Cost $1,808)		1,797

See financial notes 63

Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.2%
Porsche AG	16	27
Volkswagen AG	491	49

		76
Health Care Equipment & Services 0.0%
Fresenius AG	216	18
Household & Personal Products 0.1%
Henkel KGaA	138	22

		116

Italy 0.0%

Insurance 0.0%
Compagnia Assicuratrice Unipol S.p.A.	3,909	15

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	9	1

Total Preferred Stock (Cost $130)		132

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 17.2% of net assets

Commercial Paper & Other Obligations 17.0%

Citibank, NAS Time Deposit
5.03%, 05/01/07	6,712	6,712

U.S. Treasury Obligation 0.2%

U.S. Treasury Bill
4.94%, 06/14/07	45	45
4.98%, 06/14/07	40	40

		85

Total Short-Term Investments (Cost $6,797)		6,797

End of Investments.

At 04/30/07, the tax basis cost of the fund’s investments was $43,699, and the unrealized appreciation and depreciation were $421 and ($420), respectively, with a net unrealized appreciation of $1.

At 4/30/07, the prices of certain foreign securities held by the fund aggregating $32,636,978 were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

MSCI Eafe, e-mini, Long, expires 06/30/07	18	2,005	14

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

CDI — CHESS Depository Interest
CVA — Dutch Certificate
FDR — Fiduciary Depositary Receipt

64 See financial notes

Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $43,699)		$43,700
Cash		7
Foreign currency, at value (cost $10)		9
Receivables:
Investments sold		27
Fund shares sold		1,671
Dividends		55
Reclaims		6
Due from investment adviser		2
Interest	+	1

Total assets		45,478

Liabilities
Payables:
Investments bought		5,803
Transfer agent and shareholder services fees		1
Due to brokers for futures		10
Accrued expenses	+	17

Total liabilities		5,831

Net Assets
Total assets		45,478
Total liabilities	−	5,831

Net assets		$39,647
Net Assets by Source
Capital received from investors		39,514
Net investment income not yet distributed		100
Net realized capital gains		19
Net unrealized capital gains		14

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$6,050		589		$10.28	*
Select Shares	$5,677		552		$10.28
Institutional Shares	$27,920		2,715		$10.28

*	Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.

See financial notes 65

Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For April 2, 2007 through April 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Dividends (net of $14 foreign withholding tax)		$89
Interest	+	16

Total Investment Income		105

Net Realized Gains and Losses
Net realized gains on investments		24
Net realized losses on foreign currency transactions	+	(5)

Net realized gains		19

Net Unrealized Gains and Losses
Net unrealized gains on investments		1
Net unrealized losses on foreign currency transactions		(1)
Net unrealized gains on futures contracts	+	14

Net unrealized gains		14

Expenses
Investment adviser and administrator fees		4
Transfer agent and shareholder service fees:
Investor Shares		1
Select Shares		−
Institutional Shares		1
Custodian fees		13
Portfolio accounting fees		4
Professional fees		3
Shareholder reports		2
Registration fees		2
FTSE RAFI Index fee	+	1

Total expenses		31
Expense reduction by adviser and Schwab	−	26

Net expenses		5

Increase in Net Assets from Operations
Total investment income		105
Net expenses	−	5

Net investment income		100
Net realized gains		19
Net unrealized gains	+	14

Increase in net assets from operations		$133

66 See financial notes

Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		4/2/07*-04/30/07
Net investment income		$100
Net realized gains		19
Net unrealized gains	+	14

Increase in net assets from operations		133

Transactions in Fund Shares

		4/2/07*-04/30/07
		SHARES	VALUE
Shares Sold
Investor Shares		590	$6,050
Select Shares		584	5,995
Institutional Shares	+	2,717	27,828

Total shares sold		3,891	$39,873

Shares Redeemed
Investor Shares		(1)	($11)
Select Shares		(32)	(322)
Institutional Shares	+	(2)	(26)

Total shares redeemed		(35)	($359)

Net transactions in fund shares		3,856	$39,514

Shares Outstanding and Net Assets

		4/2/07*-04/30/07
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	3,856	39,647

End of period		3,856	$39,647

Net investment income not yet distributed			$100

*	Commencement of operations.

See financial notes 67

Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small-Mid Company Index Fund, and Schwab Fundamental International Large Company Index Fund offer three classes of shares: Investor Shares, Institutional Shares, and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The Schwab Fundamental Index Funds commenced operations on April 2, 2007.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of foreign exchange and the time at which Fund shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

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Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Futures and forwards: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. “Forwards” as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

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Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small-Mid Company Index Fund each has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

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Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.30%
Over $500 million	0.22%
Over $5 billion	0.20%
Over $10 billion	0.18%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
Institutional Shares	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with each fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

Investor Shares	0.59%
Select Shares	0.44%
Institutional Shares	0.35%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The Funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the Funds. Under the sub-license agreement, each Fund has agreed to pay its pro rata share of licensing fees directly to FTSE, and to reimburse CSIM for its pro rata share of a one-time advance licensing payment made by CSIM to FTSE.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of the Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. There was no such security transactions with other Schwab Funds during the period.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

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Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4.	Purchases and Sales of Investment Securities:

(All dollar amounts are x 1,000)

For the period ended April 30, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Fundamental U.S. Large Company Index Fund	40,620	190
Fundamental U.S. Small-Mid Company Index Fund	19,349	153
Fundamental International Large Company Index Fund	40,175	3,284

5.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. Each fund charges a redemption fee of 2.00% on shares sold or exchanged 30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period are:

Current Period
(04/02/07 – 04/30/07)

Fundamental U.S. Large Company Index Fund
Investor Shares*	—
Fundamental U.S. Small-Mid Company Index Fund
Investor Shares*	—
Fundamental International Large Company Index Fund
Investor Shares*	—

*	Less than $1,000.

6.	Borrowing:
(All dollar amounts are x 1,000)

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for the funds during the period.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust operating as of December 31 of the previous year and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive memoranda from counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from their counsel, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

During the report period, at the February 28, 2007 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the creation of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, and Schwab Fundamental International Large Company Index Fund (the “Fundamental Index Funds”) and approved the amendment of the Agreement to appoint CSIM as investment adviser to the Fundamental Index Funds. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1.	the nature, extent and quality of the services to be provided to the Fundamental Index Funds under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fundamental Index Funds;

2.	CSIM’s investment performance with respect to other funds using related investment techniques and how it compared to that of other comparable mutual funds;

3.	the Fundamental Index Funds’ anticipated expenses and how those expenses compared to those of other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. At prior meetings, the Board has extensively considered the nature, extent and quality of the services provided= by CSIM to the Schwab Funds and the resources of CSIM and its affiliates dedicated to such funds. In this regard, the trustees have evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees have also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees have also considered Schwab’s excellent reputation as a full service firm and its overall financial condition. At the February 28, 2007 meeting, the Board considered how these factors could apply to the Fundamental Index Funds under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by CSIM to the Fundamental Index Funds and the resources of CSIM and its affiliates to be dedicated to the Fundamental Index Funds supported approval of the Agreement with respect to the Fundamental Index Funds.

Fund Performance. At prior meetings, the Board has considered performance of the existing Schwab

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Funds using related investment techniques in determining whether to renew the Agreements with respect to such funds. Specifically, the trustees have considered each existing fund’s performance relative to its peer group and appropriate indices/ benchmarks, in light of total return, yield and market trends. As part of that review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the analysis. In evaluating the performance of each existing Schwab Funds, the trustees have considered both risk and shareholder risk expectations for such fund. At the February 28, 2007 meeting, the Board also considered how these factors could apply to the Fundamental Index Funds under the terms of the Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the performance of the existing Schwab Funds using related investment techniques and performance of CSIM supported approval of the Agreement with respect to the Fundamental Index Funds.

Fund Expenses. At the February 28, 2007 meeting, with respect to the Fundamental Index Funds’ expenses, the trustees considered the rate of compensation with respect to the Fundamental Index Funds called for by the Agreement, and the Fundamental Index Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered information about average expense ratios of comparable mutual funds in the Fundamental Index Funds’ expected peer groups. Finally, the trustees considered the effects of CSIM’s and Schwab’s voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap for at least one year and that CSIM, through the waiver, will maintain the Fundamental Index Funds’ net operating expenses at competitive levels for its distribution channels. Following such evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fundamental Index Funds are reasonable and supported approval of the Agreement with respect to the Fundamental Index Funds.

Profitability. With regard to profitability, at prior meetings the trustees have considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees have also considered any other benefits derived by CSIM from its relationship with the existing Schwab Funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees have reviewed management’s profitability analyses with the assistance of independent accountants. The trustees have considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each existing fund by CSIM and its affiliates. The Board also considered how these factors could apply to the Fundamental Index Funds. However, because the Fundamental Index Funds had no operating history at the time of the Board’s deliberations, the Board did not reach a specific conclusion with respect to the profitability of CSIM and its affiliates under the Agreement with respect to the Fundamental Index Funds.

Economies of Scale. The trustees considered the possible existence of any economies of scale and whether those will be passed along to the Fundamental Index Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of the Fundamental Index Funds’ expenses, the trustees considered that CSIM and Schwab historically have committed, and in the future may commit, resources to minimize the effects on shareholders of diseconomies of scale during periods when the Fundamental Index Funds’ assets are relatively small through their expense waiver agreement. The trustees noted that such diseconomies of scale may particularly affect newer funds, such as the Fundamental Index Funds, or funds with investment strategies that are currently out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fundamental Index Funds should obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved amending the Agreement to reflect the addition of the Fundamental Index Funds and concluded that the compensation with respect to the Fundamental Index Funds under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below gives information about the trustees and officers for the Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, Excelsior Funds, Inc., Excelsior tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of April 30, 2007, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98	Board 1—Director, Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners, LP.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	60	None.

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Term of		Fund Complex
office, and Length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc.; Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

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Officers of the Trust
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co. Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust, Chief Counsel, Laudus Trust and Laudus Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President , Sales & Services Controls, Charles Schwab & Co., Inc.

 77

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the Trust; (Terms of Office, and
Length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Assets Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

78

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage. Add new words.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 79

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR37675-00

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab International Index Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	1,008,900	1,880,116
0.1%	Preferred Stock	1,742	2,226
—%	Rights	—	52
0.8%	Short-Term Investment	16,184	16,184

99.6%	Total Investments	1,026,826	1,898,578
21.2%	Collateral Invested for Securities on Loan	403,640	403,640
(20.8)%	Other Assets and Liabilities, Net		(396,471)

100.0%	Total Net Assets		1,905,747

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Australia 4.5%

Banks 1.8%

Australia & New Zealand Banking Group Ltd.	287,840	7,273
Commonwealth Bank of Australia	208,546	9,094
National Australia Bank Ltd.	262,211	9,314
St. George Bank Ltd. (a)	79,285	2,358
Westpac Banking Corp.	298,794	6,671

		34,710
Capital Goods 0.1%

Wesfarmers Ltd.	59,508	1,927
Commercial Services & Supplies 0.1%

Brambles Ltd. *	236,391	2,579
Diversified Financials 0.2%

Macquarie Bank Ltd.	41,564	2,978
Energy 0.1%

Woodside Petroleum Ltd. (a)	70,492	2,292
Food & Staples Retailing 0.4%

Coles Group Ltd.	185,781	2,651
Woolworths Ltd.	186,347	4,365

		7,016
Food, Beverage & Tobacco 0.1%

Foster’s Group Ltd.	310,703	1,640
Insurance 0.4%

AMP Ltd.	283,951	2,520
QBE Insurance Group Ltd.	128,017	3,247
Suncorp-Metway Ltd.	148,012	2,620

		8,387
Materials 1.0%

BHP Billiton Ltd.	561,860	13,717
Rinker Group Ltd.	152,818	2,351
Rio Tinto Ltd.	44,243	3,022

		19,090
Real Estate 0.3%

Westfield Group	276,180	4,782

		85,401
Austria 0.1%

Banks 0.1%

Erste Bank der oesterreichischen Sparkassen AG	33,336	2,669
Belgium 1.3%

Banks 0.4%

Dexia S.A.	116,326	3,794
KBC GROEP N.V.	34,679	4,588

		8,382
Diversified Financials 0.5%

Fortis	205,652	9,242
Food, Beverage & Tobacco 0.1%

InBev N.V.	33,347	2,600
Materials 0.1%

Solvay S.A.	11,315	1,791
Utilities 0.2%

Electrabel S.A.	3,578	2,866

		24,881
Canada 6.3%

Banks 1.9%

Bank of Montreal	82,275	5,149
Bank of Nova Scotia	154,660	7,440
See financial notes.

1

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Canadian Imperial Bank of Commerce	56,793	4,999
National Bank of Canada	26,520	1,481
Royal Bank of Canada	201,446	10,494
The Toronto-Dominion Bank	113,303	6,921

		36,484
Energy 1.9%

Cameco Corp.	53,209	2,479
Canadian Natural Resources Ltd.	88,025	5,245
Enbridge, Inc.	59,980	1,978
EnCana Corp.	132,106	6,915
Imperial Oil Ltd.	52,047	1,977
Nexen, Inc.	42,457	2,527
Petro-Canada	79,554	3,537
Suncor Energy, Inc.	72,088	5,784
Talisman Energy, Inc.	162,888	3,091
TransCanada Corp.	75,940	2,707

		36,240
Food & Staples Retailing 0.1%

Shoppers Drug Mart Corp.	34,748	1,584
Insurance 0.8%

Manulife Financial Corp.	245,296	8,865
Power Corp. of Canada	48,677	1,656
Sun Life Financial, Inc.	97,223	4,607

		15,128
Materials 0.8%

Alcan, Inc.	56,826	3,346
Barrick Gold Corp.	137,399	3,856
Goldcorp, Inc.	107,739	2,615
Novelis, Inc.	1	—
Potash Corp. of Saskatchewan, Inc.	16,545	2,963
Teck Cominco Ltd., Class B	33,931	2,571

		15,351
Real Estate 0.1%

Brookfield Asset Management, Inc., Class A	50,757	2,952
Technology Hardware & Equipment 0.3%

Nortel Networks Corp. *	70,368	1,605
Research In Motion Ltd. *	26,316	3,457

		5,062
Telecommunication Services 0.2%

Rogers Communications, Inc., Class B	79,684	3,055
Transportation 0.2%

Canadian National Railway Co.	86,466	4,332

		120,188
Denmark 0.5%

Banks 0.2%

Danske Bank A/S	75,399	3,521
Pharmaceuticals & Biotechnology 0.2%

Novo Nordisk A/S, Class B	36,262	3,550
Transportation 0.1%

AP Moller — Maersk A/S — Series A	149	1,657
AP Moller — Maersk A/S — Series B	128	1,445

		3,102

		10,173
Finland 1.3%

Insurance 0.1%

Sampo Oyj — A Class	63,951	1,993
Materials 0.2%

Stora Enso Oyj — R Class	103,510	1,889
UPM-Kymmene Oyj	83,482	2,057

		3,946
Technology Hardware & Equipment 0.9%

Nokia Oyj (a)	653,383	16,482
Utilities 0.1%

Fortum Oyj	68,798	2,130

		24,551
France 11.3%

Automobiles & Components 0.5%

Compagnie Generale des Etablissements Michelin — Class B (a)	23,759	3,027
PSA Peugeot Citroen	28,624	2,322
Renault S.A.	30,704	3,986

		9,335
Banks 1.8%

BNP Paribas	129,357	15,007
Credit Agricole S.A.	120,954	5,093
Societe Generale (a)	64,365	13,641

		33,741
Capital Goods 1.1%

Alstom (a)*	16,016	2,381
Compagnie de Saint-Gobain	58,875	6,287
Schneider Electric S.A. (a)	38,335	5,407
Vallourec S.A.	5,738	1,563
Vinci S.A. (a)	37,948	6,104

		21,742
See financial notes.

2

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 0.3%

LVMH Moet Hennessy Louis Vuitton S.A.	40,824	4,758
Consumer Services 0.2%

Accor S.A.	37,106	3,495
Energy 1.5%

Total S.A.	384,190	28,322
Food & Staples Retailing 0.4%

Carrefour S.A. (a)	96,720	7,434
Food, Beverage & Tobacco 0.6%

Groupe Danone (a)	41,720	6,860
Pernod Ricard S.A. (a)*	18,257	3,887

		10,747
Health Care Equipment & Services 0.1%

Essilor International S.A. (a)	16,331	1,969
Household & Personal Products 0.3%

L’Oreal S.A. (a)	40,437	4,839
Insurance 0.8%

Assurances Generales de France (AGF)	12,278	2,130
Axa	292,677	13,438

		15,568
Materials 0.5%

Air Liquide S.A.	18,948	4,697
Lafarge S.A.	27,323	4,436

		9,133
Media 0.5%

Lagardere S.C.A.	22,134	1,740
Vivendi S.A. (a)	181,776	7,498

		9,238
Pharmaceuticals & Biotechnology 0.7%

Sanofi-Aventis	154,055	14,102
Real Estate 0.1%

Unibail (a)	6,881	1,907
Retailing 0.1%

Prinault-Printemps-Redoute S.A.	12,173	2,115
Technology Hardware & Equipment 0.2%

Alcatel-Lucent (a)	358,710	4,737
Telecommunication Services 0.6%

Bouygues S.A. (a)	42,577	3,393
France Telecom S.A.	288,588	8,439

		11,832
Utilities 1.0%

Electricite de France (EDF) (a)	39,070	3,396
Suez S.A. (a)	202,911	11,564
Veolia Environnement	54,305	4,482

		19,442

		214,456
Germany 8.3%

Automobiles & Components 1.2%

Bayerische Motoren Werke (BMW) AG (a)	47,949	2,949
Continental AG (a)	22,867	3,183
DaimlerChrysler AG — Reg’d	162,404	13,147
Volkswagen AG	25,393	3,836

		23,115
Banks 0.3%

Commerzbank AG (a)	105,004	5,243
Capital Goods 1.0%

MAN AG	18,017	2,392
Siemens AG — Reg’d	142,378	17,179

		19,571
Consumer Durables & Apparel 0.1%

Adidas — Salomon AG (a)	30,178	1,795
Diversified Financials 0.9%

Deutsche Bank AG — Reg’d	82,735	12,691
Deutsche Boerse AG	16,600	3,896

		16,587
Insurance 1.2%

Allianz SE — Reg’d (a)	68,800	15,651
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	36,694	6,518

		22,169
Materials 1.2%

BASF AG (a)	81,412	9,713
Bayer AG (a)	122,106	8,400
Linde AG (a)	16,186	1,811
ThyssenKrupp AG	60,228	3,218

		23,142
Semiconductors & Semiconductor Equipment 0.1%

Infineon Technologies AG *	111,699	1,733
Software & Services 0.3%

SAP AG (a)	138,140	6,647
See financial notes.

3

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 0.5%

Deutsche Telekom AG — Reg’d (a)	485,962	8,849
Transportation 0.2%

Deutsche Post AG — Reg’d	125,827	4,332
Utilities 1.3%

E.ON AG	110,617	16,546
RWE AG (a)	74,676	7,871

		24,417

		157,600
Greece 0.3%

Banks 0.3%

Alpha Bank A.E.	65,044	1,980
National Bank of Greece S.A.	58,220	3,261

		5,241

		5,241
Hong Kong 0.8%

Banks 0.1%

Hang Seng Bank Ltd.	121,836	1,712
Capital Goods 0.1%

Hutchison Whampoa Ltd.	336,370	3,239
Diversified Financials 0.1%

Hong Kong Exchanges & Clearing Ltd.	160,018	1,524
Real Estate 0.4%

Cheung Kong (Holdings) Ltd.	223,628	2,897
Sun Hung Kai Properties Ltd.	210,604	2,461
Swire Pacific Ltd., Class A	167,890	1,917

		7,275
Utilities 0.1%

CLP Holdings Ltd.	247,080	1,805

		15,555
Ireland 0.7%

Banks 0.5%

Allied Irish Banks plc	138,658	4,199
Anglo Irish Bank Corp., plc	110,337	2,480
Bank of Ireland	155,007	3,327

		10,006
Materials 0.2%

CRH plc	87,100	3,818

		13,824
Italy 4.1%

Automobiles & Components 0.2%

Fiat S.p.A. (a)*	96,917	2,847
Banks 1.9%

Banco Popolare di Verona e Novara Scrl	56,305	1,880
Capitalia S.p.A. (a)	222,594	2,119
Intesa Sanpaolo S.p.A.	1,516,907	12,710
UniCredito Italiano S.p.A.	1,641,816	16,869
Unione di Banche Italiane S.C.p.A.	102,112	3,090

		36,668
Energy 0.7%

Eni S.p.A.	398,643	13,220
Insurance 0.4%

Assicurazioni Generali S.p.A. (a)	173,745	7,992
Media 0.1%

Mediaset S.p.A.	110,368	1,248
Telecommunication Services 0.4%

Telecom Italia RNC S.p.A.	963,731	2,354
Telecom Italia S.p.A. (a)	1,701,963	5,107

		7,461
Utilities 0.4%

Enel S.p.A.	673,205	7,651

		77,087
Japan 16.3%

Automobiles & Components 2.2%

Bridgestone Corp. (a)	91,657	1,859
Denso Corp.	71,600	2,532
Honda Motor Co., Ltd. (a)	246,039	8,450
Nissan Motors Co., Ltd.	337,196	3,392
Toyota Motor Corp.	437,003	26,543

		42,776
Banks 2.4%

Mitsubishi UFJ Financial Group, Inc.	1,582	16,457
Mitsui Trust Holdings, Inc. (a)	129,000	1,165
Mizuho Financial Group, Inc.	1,765	10,621
Resona Holdings, Inc. (a)	948	2,139
Sumitomo Mitsui Financial Group, Inc.	1,218	10,641
The Bank of Yokohama Ltd.	214,000	1,567
The Sumitomo Trust & Banking Co., Ltd.	253,950	2,480

		45,070
See financial notes.

4

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Capital Goods 1.6%

Asahi Glass Co., Ltd. (a)	143,000	1,924
Fanuc Ltd.	32,300	3,163
Itochu Corp. (a)	237,000	2,333
Komatsu Ltd.	135,609	3,209
Mitsubishi Corp.	227,000	4,839
Mitsubishi Electric Corp.	303,000	2,937
Mitsubishi Heavy Industries Ltd. (a)	565,000	3,477
Mitsui & Co., Ltd. (a)	231,000	4,154
Sumitomo Corp.	188,000	3,220
Sumitomo Electric Industries Ltd. (a)	97,000	1,372

		30,628
Commercial Services & Supplies 0.2%

Dai Nippon Printing Co., Ltd. (a)	87,000	1,387
Secom Co., Ltd (a)	38,500	1,740

		3,127
Consumer Durables & Apparel 1.0%

Fujifilm Holdings Corp. (a)	70,811	2,917
Matsushita Electric Industrial Co., Ltd. (a)	328,912	6,342
Sharp Corp. (a)	123,785	2,271
Sony Corp. (a)	159,500	8,482

		20,012
Diversified Financials 0.6%

Daiwa Securities Group, Inc. (a)	202,045	2,250
Nomura Holdings, Inc. (a)	311,000	5,944
ORIX Corp.	14,000	3,733

		11,927
Food & Staples Retailing 0.3%

Aeon Co., Ltd. (a)	106,200	1,943
Seven & I Holdings Co., Ltd. (a)	133,203	3,841

		5,784
Food, Beverage & Tobacco 0.3%

Japan Tobacco, Inc. (a)	750	3,663
Kirin Brewery Co., Ltd. (a)	136,000	2,056

		5,719
Household & Personal Products 0.1%

Kao Corp. (a)	78,619	2,158
Insurance 0.6%

Millea Holdings, Inc.	129,500	4,799
Mitsui Sumitomo Insurance Co., Ltd.	211,875	2,629
Sompo Japan Insurance, Inc.	140,920	1,721
T&D Holdings, Inc. (a)	37,000	2,343

		11,492
Materials 1.0%

JFE Holdings, Inc.	85,000	4,672
Nippon Steel Corp. (a)	969,000	6,252
Shin-Etsu Chemical Co., Ltd. (a)	58,280	3,762
Sumitomo Chemical Co., Ltd. (a)	229,000	1,512
Sumitomo Metal Industries, Ltd. (a)	658,000	3,341

		19,539
Pharmaceuticals & Biotechnology 0.9%

Astellas Pharma, Inc.	79,370	3,472
Daiichi Sankyo Co., Ltd. (a)	105,500	3,147
Eisai Co., Ltd. (a)	45,000	2,137
Takeda Pharmaceutical Co., Ltd.	130,200	8,441

		17,197
Real Estate 0.6%

Mitsubishi Estate Co., Ltd. (a)	181,502	5,627
Mitsui Fudosan Co., Ltd. (a)	125,777	3,672
Sumitomo Realty & Development Co., Ltd. (a)	66,000	2,436

		11,735
Semiconductors & Semiconductor Equipment 0.2%

Rohm Co., Ltd. (a)	14,112	1,274
Tokyo Electron Ltd. (a)	28,000	1,942

		3,216
Software & Services 0.3%

Nintendo Co., Ltd.	18,239	5,697
Technology Hardware & Equipment 1.7%

Canon, Inc.	190,995	10,716
Fujitsu Ltd. (a)	326,000	2,049
Hitachi Ltd. (a)	487,079	3,699
Hoya Corp. (a)	69,607	2,139
Kyocera Corp. (a)	24,500	2,381
Murata Manufacturing Co., Ltd. (a)	32,574	2,400
NEC Corp. (a)	327,000	1,737
Ricoh Co., Ltd. (a)	94,000	2,063
Tdk Corp. (a)	22,000	1,897
Toshiba Corp. (a)	471,178	3,509

		32,590
Telecommunication Services 0.8%

KDDI Corp.	465	3,657
Nippon Telegraph & Telephone Corp.	865	4,295
NTT DoCoMo, Inc. (a)	2,615	4,451
See financial notes.

5

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Softbank Corp. (a)	109,000	2,343

		14,746
Transportation 0.5%

Central Japan Railway Co.	272	2,995
East Japan Railway Co.	562	4,557
Mitsui O.S.K. Lines, Ltd. (a)	175,000	2,206

		9,758
Utilities 1.0%

Chubu Electric Power Co., Inc. (a)	102,100	3,281
Kyushu Electric Power Co., Inc.	58,493	1,648
The Kansai Electric Power Co., Inc.	130,000	3,638
The Tokyo Electric Power Co., Inc. (a)	181,890	6,045
Tohoku Electric Power Co., Inc.	66,800	1,595
Tokyo Gas Co., Ltd.	394,201	1,981

		18,188

		311,359
Netherlands 4.6%

Banks 0.8%

ABN AMRO Holding N.V. (a)	300,416	14,576
Capital Goods 0.1%

European Aeronautic Defence & Space Co. *	61,252	1,960
Consumer Durables & Apparel 0.4%

Koninklijke (Royal) Philips Electronics N.V.	199,666	8,200
Diversified Financials 0.9%

Euronext N.V.	17,039	2,134
ING Groep N.V. CVA	351,762	16,022

		18,156
Food & Staples Retailing 0.2%

Koninklijke Ahold N.V. *	248,229	3,162
Food, Beverage & Tobacco 0.6%

Heineken N.V. (a)	36,840	1,972
Royal Numico N.V.	28,252	1,557
Unilever N.V. (a)	272,295	8,310

		11,839
Insurance 0.2%

Aegon N.V. (a)	193,684	3,997
Materials 0.6%

Akzo Nobel N.V. (a)	43,777	3,513
Arcelor Mittal (a)	98,640	5,273
Arcelor Mittal N.V. (a)	26,262	1,402
Koninklijke DSM N.V.	32,938	1,571

		11,759
Media 0.1%

Reed Elsevier N.V. (a)	112,922	2,123
Semiconductors & Semiconductor Equipment 0.2%

ASML Holding N.V. *	72,971	1,982
STMicroelectronics N.V. (a)	99,193	1,932

		3,914
Telecommunication Services 0.3%

Koninklijke (Royal) KPN N.V.	316,130	5,367
Transportation 0.2%

TNT N.V. (a)	70,666	3,178

		88,231
Norway 0.6%

Banks 0.1%

DnB NOR A.S.A. (a)	117,439	1,676
Energy 0.4%

Norsk Hydro A.S.A.	118,680	4,091
Statoil A.S.A.	103,920	2,908

		6,999
Telecommunication Services 0.1%

Telenor A.S.A.	117,795	2,192

		10,867
Portugal 0.4%

Banks 0.1%

Banco Comercial Portugues S.A. — Reg’d	531,272	2,230
Telecommunication Services 0.2%

Portugal Telecom SGPS S.A. — Reg’d	186,107	2,657
Utilities 0.1%

EDP — Energias de Portugal S.A. (a)	386,053	2,112

		6,999
Singapore 0.5%

Banks 0.4%

DBS Group Holdings Ltd.	175,246	2,432
Oversea-Chinese Banking Corp., Ltd.	437,552	2,571
United Overseas Bank Ltd.	214,682	3,001

		8,004
See financial notes.

6

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 0.1%

Singapore Telecommunications Ltd.	926,196	2,011

		10,015
Spain 4.6%

Banks 2.0%

Banco Bilbao Vizcaya Argentaria S.A.	559,475	13,378
Banco de Sabadell S.A.	46,377	2,102
Banco Popular Espanol S.A.	187,571	3,715
Banco Santander Central Hispano S.A.	994,916	17,908

		37,103
Capital Goods 0.1%

ACS, Actividades de Construccion y Servicios S.A.	37,491	2,324
Energy 0.3%

Repsol YPF S.A.	154,504	5,090
Food, Beverage & Tobacco 0.2%

Altadis S.A.	42,027	2,744
Retailing 0.1%

Industria de Diseno Textil S.A.	41,211	2,535
Telecommunication Services 0.9%

Telefonica S.A.	777,060	17,454
Transportation 0.1%

Abertis Infraestructuras S.A.	63,863	2,043
Utilities 0.9%

Endesa S.A.	154,836	8,459
Iberdrola S.A. (a)	183,192	9,073

		17,532

		86,825
Sweden 2.1%

Banks 0.7%

Nordea Bank AB	346,815	5,997
Skandinaviska Enskilda Banken AB (SEB), Series A	80,657	2,954
Svenska Handelsbanken AB, A Shares (a)	82,642	2,519
Swedbank AB, Class A (a)	64,379	2,482

		13,952
Capital Goods 0.4%

Sandvik AB (a)	160,500	3,061
Volvo AB, B Shares (a)	170,100	3,339
Volvo AB, Redemption Series B *	34,020	127

		6,527
Diversified Financials 0.1%

Investor AB, Series B (a)	68,068	1,820
Retailing 0.3%

Hennes & Mauritz AB, Series B	81,455	5,385
Technology Hardware & Equipment 0.5%

Telefonaktiebolaget LM Ericsson, Class B	2,372,504	9,065
Telecommunication Services 0.1%

TeliaSonera AB	320,134	2,591

		39,340
Switzerland 7.2%

Capital Goods 0.4%

ABB Ltd. — Reg’d (a)	339,807	6,790
Consumer Durables & Apparel 0.1%

Compagnie Financiere Richemont S.A. *	40,983	2,470
Diversified Financials 2.0%

Credit Suisse Group — Reg’d	194,266	15,246
UBS AG — Reg’d	334,498	21,739

		36,985
Food, Beverage & Tobacco 1.3%

Nestle S.A. — Reg’d	63,620	25,185
Insurance 0.6%

Swiss Re — Reg’d (a)	58,219	5,473
Zurich Financial Services AG — Reg’d (a)	22,760	6,604

		12,077
Materials 0.3%

Holcim Ltd. — Reg’d	30,564	3,274
Syngenta AG — Reg’d (a)*	16,162	3,211

		6,485
Pharmaceuticals & Biotechnology 2.4%

Novartis AG — Reg’d (a)	432,497	25,126
Roche Holding AG (a)	112,992	21,277

		46,403
Telecommunication Services 0.1%

Swisscom AG — Reg’d (a)	4,232	1,495

		137,890
See financial notes.

7

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

United Kingdom 22.9%

Banks 5.1%

Barclays plc	1,043,819	15,069
HBOS plc	605,157	12,987
HSBC Holdings plc	1,851,018	34,153
Lloyds TSB Group plc	895,483	10,341
Royal Bank of Scotland Group plc	501,714	19,210
Standard Chartered plc	183,129	5,660

		97,420
Capital Goods 0.6%

BAE Systems plc	490,319	4,445
Rolls-Royce Group plc *	305,804	2,913
Smiths Group plc	86,201	1,859
Wolseley plc	100,048	2,407

		11,624
Commercial Services & Supplies 0.1%

Experian Group Ltd. *	147,144	1,663
Consumer Services 0.2%

Carnival plc	30,775	1,550
Compass Group plc	328,860	2,378

		3,928
Diversified Financials 0.3%

3i Group plc	79,355	1,823
Man Group plc	305,124	3,416

		5,239
Energy 4.1%

BG Group plc	556,473	8,019
BP plc	3,086,610	34,628
Royal Dutch Shell plc — Class A	588,320	20,431
Royal Dutch Shell plc, Class B	434,049	15,285

		78,363
Food & Staples Retailing 1.0%

Alliance Boots plc	124,237	2,772
J Sainsbury plc	220,246	2,509
Tesco plc	1,249,243	11,488
William Morrison Supermarkets plc (a)	347,379	2,119

		18,888
Food, Beverage & Tobacco 1.8%

British American Tobacco plc	232,940	7,210
Cadbury Schweppes plc (a)	343,491	4,541
Diageo plc	440,768	9,292
Imperial Tobacco Group plc	106,921	4,660
SABMiller plc (a)	129,675	3,065
Unilever plc	214,819	6,721

		35,489
Health Care Equipment & Services 0.1%

Smith & Nephew plc	175,479	2,190
Household & Personal Products 0.3%

Reckitt Benckiser plc	94,602	5,175
Insurance 1.1%

Aviva plc	400,475	6,283
Legal & General Group plc (a)	992,966	3,045
Old Mutual plc (a)	874,614	3,104
Prudential plc	394,603	5,864
Standard Life plc *	317,165	2,049

		20,345
Materials 2.1%

Anglo American plc	240,109	12,644
BHP Billiton plc	385,794	8,621
Hanson plc (a)	128,676	2,190
Imperial Chemical Industries plc	178,135	1,886
Rio Tinto plc	167,659	10,188
Xstrata plc	93,717	4,877

		40,406
Media 0.6%

British Sky Broadcasting Group plc	195,898	2,244
Pearson plc	143,637	2,457
Reed Elsevier plc	192,191	2,434
Reuters Group plc	196,728	1,869
WPP Group plc	214,518	3,176

		12,180
Pharmaceuticals & Biotechnology 2.2%

AstraZeneca plc	245,264	13,339
GlaxoSmithKline plc	913,667	26,353
Shire plc	75,184	1,743

		41,435
Real Estate 0.3%

British Land Co., plc	90,252	2,636
Land Securities Group plc	75,040	2,922

		5,558
Retailing 0.3%

Kingfisher plc (a)	351,895	1,905
Marks & Spencer Group plc	275,748	4,068

		5,973
Telecommunication Services 1.7%

BT Group plc	1,305,157	8,210
Vodafone Group plc	8,348,655	23,752

		31,962
See financial notes.

8

Schwab International Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Utilities 1.0%

Centrica plc (a)	567,080	4,370
Iberdrola S.A.	40,934	2,028
National Grid plc	424,653	6,668
Scottish & Southern Energy plc	133,187	3,982
United Utilities plc	139,438	2,078

		19,126

		436,964

Total Common Stock (Cost $1,008,900)		1,880,116

Preferred Stock 0.1% of net assets

Germany 0.1%

Porsche AG	1,311	2,189
United Kingdom 0.0%

Automobiles & Components 0.0%

Rolls-Royce Group plc	18,103,596	37

Total Preferred Stock (Cost $1,742)		2,226

Rights 0.0% of net assets

Australia 0.0%

Suncorp-Metway Ltd.	12,567	52

Total Rights (Cost $—)		52

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Bank of America, London Time Deposit 5.03%, 05/01/07	16,184	16,184

Total Short-Term Investments (Cost $16,184)		16,184

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 21.2% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	403,640,269	403,640

End of collateral invested for securities on loan.
At 4/30/07, the tax basis cost of the fund’s investments was $1,029,651 and the unrealized appreciation and depreciation were $897,272 and ($28,345), respectively, with a net unrealized appreciation of $868,927.
At 4/30/07, the prices of certain foreign securities held by the fund aggregating $xxx,xxx were adjusted from their closing market prices following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is on loan.
See financial notes.

9

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Common Stock	1,196,192	1,716,380
0.8%	Short-Term Investments	14,089	14,089

99.9%	Total Investments	1,210,281	1,730,469
36.5%	Collateral Invested for Securities on Loan	631,637	631,637
(36.4)%	Other Assets and Liabilities, Net		(630,448)

100.0%	Total Net Assets		1,731,658

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%

American Axle & Manufacturing Holdings, Inc. (a)	62,185	1,738
ArvinMeritor, Inc. (a)	94,012	1,941
Bandag, Inc.	23,140	1,167
Cooper Tire & Rubber Co. (a)	77,323	1,495
Drew Industries, Inc. (a)*	20,713	596
Fleetwood Enterprises, Inc. (a)*	74,244	618
Lear Corp. *	82,635	3,034
Modine Manufacturing Co. (a)	48,491	1,122
Sauer-Danfoss, Inc.	69,820	2,082
Tenneco, Inc. *	58,618	1,756
Winnebago Industries, Inc. (a)	48,930	1,569

		17,118
Banks 7.0%

1st Source Corp.	19,321	478
Accredited Home Lenders Holding Co. (a)*	27,071	316
Alabama National Bancorp (a)	23,882	1,496
AMCORE Financial, Inc.	34,593	990
Anchor BanCorp Wisconsin, Inc. (a)	30,587	823
BancFirst Corp.	16,416	703
BancorpSouth, Inc. (a)	114,368	2,810
Bank Mutual Corp. (a)	73,693	869
BankAtlantic Bancorp, Inc., Class A	71,834	692
BankUnited Financial Corp., Class A (a)	48,313	1,046
Boston Private Financial Holdings, Inc. (a)	44,772	1,245
Brookline Bancorp, Inc. (a)	74,496	888
Cathay General Bancorp (a)	66,222	2,171
Centennial Bank Holdings, Inc. (a)*	70,865	621
Centerline Holding Co. (a)	71,623	1,284
Central Pacific Financial Corp. (a)	39,332	1,351
Charter Financial Corp.	19,395	989
Chemical Financial Corp. (a)	35,103	938
Chittenden Corp. (a)	64,424	1,872
Citizens Banking Corp.	79,428	1,589
Corus Bankshares, Inc. (a)	77,748	1,307
CVB Financial Corp. (a)	108,519	1,288
Doral Financial Corp. (a)*	144,207	202
Downey Financial Corp.	39,030	2,613
East West Bancorp, Inc. (a)	64,357	2,565
F.N.B. Corp. (a)	74,937	1,257
First BanCorp Puerto Rico (a)	112,777	1,414
First Charter Corp. (a)	39,758	872
First Citizens BancShares, Inc., Class A	15,465	3,138
First Commonwealth Financial Corp. (a)	83,956	934
First Community Bancorp (a)	29,816	1,636
First Financial Bancorp (a)	61,089	910
First Financial Bankshares, Inc. (a)	30,321	1,173
First Midwest Bancorp, Inc. (a)	59,763	2,148
First Niagara Financial Group, Inc.	155,736	2,118
First Republic Bank	32,135	1,739
FirstFed Financial Corp. *	21,895	1,346
FirstMerit Corp.	93,382	1,950
Flagstar Bancorp, Inc. (a)	78,430	925
Fremont General Corp. (a)	86,162	651
Frontier Financial Corp. (a)	59,185	1,471
Glacier Bancorp, Inc. (a)	55,611	1,195
Greater Bay Bancorp (a)	66,090	1,704
Hancock Holding Co. (a)	49,310	1,929
Hanmi Financial Corp. (a)	68,488	1,124
International Bancshares Corp.	79,323	2,281
Kearny Financial Corp. (a)	93,878	1,328
MAF Bancorp, Inc. (a)	41,486	1,666
MB Financial, Inc. (a)	36,024	1,210
National City Corp. (a)	67,929	2,483
National Penn Bancshares, Inc. (a)	62,019	1,150
NBT Bancorp, Inc.	45,485	998
NewAlliance Bancshares, Inc. (a)	147,911	2,309
See financial notes.

1

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Northwest Bancorp, Inc. (a)	70,928	1,934
Old National Bancorp (a)	96,483	1,725
Pacific Capital Bancorp (a)	63,642	1,714
Park National Corp. (a)	19,953	1,771
PFF Bancorp, Inc.	30,461	857
PrivateBancorp, Inc. (a)	29,276	961
Prosperity Bancshares, Inc. (a)	38,365	1,331
Provident Bankshares Corp. (a)	44,069	1,412
Provident Financial Services, Inc.	102,351	1,754
S&T Bancorp, Inc. (a)	31,881	1,038
Santander BanCorp (a)	68,403	1,209
Signature Bank (a)*	32,909	1,035
Sterling Bancshares, Inc.	93,912	1,073
Sterling Financial Corp., Washington	43,847	1,293
Susquehanna Bancshares, Inc. (a)	64,808	1,444
SVB Financial Group (a)*	49,523	2,537
The South Financial Group, Inc.	83,525	1,890
TrustCo Bank Corp. NY (a)	103,702	951
Trustmark Corp.	77,877	2,072
UCBH Holdings, Inc. (a)	112,125	2,014
UMB Financial Corp. (a)	61,624	2,411
Umpqua Holdings Corp. (a)	53,595	1,337
United Bankshares, Inc. (a)	56,322	1,887
United Community Banks, Inc.	55,840	1,651
W Holding Co., Inc. (a)	209,214	1,013
Washington Federal, Inc.	117,539	2,787
WesBanco, Inc.	32,298	947
Westamerica Bancorp (a)	43,470	2,036
Western Alliance Bancorp (a)*	31,231	1,007
Wintrust Financial Corp. (a)	29,655	1,275

		120,571
Capital Goods 8.6%

A.O. Smith Corp. (a)	39,130	1,491
A.S.V., Inc. (a)*	30,875	469
AAR Corp. (a)*	44,997	1,374
Actuant Corp., Class A (a)	36,574	1,938
Acuity Brands, Inc.	64,532	3,815
AGCO Corp. *	125,945	5,256
Albany International Corp., Class A (a)	37,700	1,444
Applied Industrial Technologies, Inc.	68,166	1,832
Armor Holdings, Inc. *	45,516	3,254
Astec Industries, Inc. *	23,395	952
Baldor Electric Co.	46,308	1,824
Barnes Group, Inc. (a)	63,640	1,546
BE Aerospace, Inc. (a)*	79,551	2,916
Beacon Roofing Supply, Inc. (a)*	47,182	742
Belden CDT, Inc.	63,093	3,526
Blount International, Inc. *	56,662	772
Briggs & Stratton Corp. (a)	63,693	1,890
Bucyrus International, Inc., Class A	37,846	2,374
Builders FirstSource, Inc. *	18,760	303
Ceradyne, Inc. *	34,012	2,002
Clarcor, Inc. (a)	71,898	2,268
Curtiss-Wright Corp.	54,756	2,359
DHB Industries, Inc. *	19,920	112
DRS Technologies, Inc. (a)	52,091	2,621
EMCOR Group, Inc. *	47,202	2,959
Encore Wire Corp.	29,441	815
Energy Conversion Devices, Inc. (a)*	41,063	1,454
ESCO Technologies, Inc. (a)*	35,469	1,616
Esterline Technologies Corp. (a)*	30,311	1,265
Evergreen Solar, Inc. (a)*	66,889	653
Federal Signal Corp. (a)	61,659	974
Franklin Electric Co., Inc.	28,318	1,206
FreightCar America, Inc.	17,490	870
Gardner Denver, Inc. *	71,912	2,718
GATX Corp.	67,590	3,313
GenCorp, Inc. *	76,552	1,020
General Cable Corp. *	67,632	3,885
Granite Construction, Inc.	56,156	3,383
Griffon Corp. (a)*	43,450	1,042
H&E Equipment Services, Inc. *	48,927	1,158
Hexcel Corp. (a)*	91,783	1,992
Infrasource Services, Inc. *	35,158	1,174
Interline Brands, Inc. (a)*	43,134	943
Ionatron, Inc. (a)*	75,240	463
Kaydon Corp. (a)	44,235	2,102
Lennox International, Inc.	86,403	2,921
Lincoln Electric Holdings, Inc.	57,525	3,666
Moog, Inc., Class A (a)*	53,872	2,291
Mueller Industries, Inc. (a)	48,924	1,605
NACCO Industries, Inc., Class A	11,477	1,829
Navistar International Corp. *	94,419	5,243
NCI Building Systems, Inc. (a)*	25,706	1,285
Nordson Corp.	49,343	2,261
Orbital Sciences Corp. *	77,536	1,618
Perini Corp. *	25,130	1,071
Quanta Services, Inc. (a)*	170,136	4,677
Regal-Beloit Corp. (a)	42,447	1,958
Sequa Corp., Class A (a)*	14,713	1,724
Simpson Manufacturing Co., Inc. (a)(b)	60,694	1,952
TAL International Group, Inc.	44,122	1,103
Teledyne Technologies, Inc. (a)*	46,925	2,070
The Genlyte Group, Inc. *	41,815	3,262
The Middleby Corp. (a)*	10,826	1,486
The Toro Co.	60,335	3,032
Triumph Group, Inc. (a)	21,101	1,283
UAP Holding Corp. (a)	62,413	1,727
Universal Forest Products, Inc.	22,762	1,057
URS Corp. *	67,253	2,939
Valmont Industries, Inc.	39,547	2,487
See financial notes.

2

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Vicor Corp.	55,668	597
Wabtec Corp.	63,550	2,361
Washington Group International, Inc. *	36,647	2,452
Watsco, Inc. (a)	34,982	1,860
Watts Water Technologies, Inc., Class A (a)	43,107	1,746
Williams Scotsman International, Inc. *	54,033	1,190
Woodward Governor Co.	47,317	2,335

		149,173
Commercial Services & Supplies 3.8%

ABM Industries, Inc.	68,209	1,919
Acco Brands Corp. (a)*	58,123	1,383
Administaff, Inc.	40,110	1,331
American Reprographics Co. (a)*	60,006	1,992
Brady Corp., Class A (a)	61,729	2,029
Cenveo, Inc. *	47,842	1,227
Consolidated Graphics, Inc. *	22,600	1,701
Corrections Corp. of America *	81,973	4,656
CoStar Group, Inc. (a)*	21,783	1,063
Deluxe Corp.	58,446	2,212
First Advantage Corp. *	52,008	1,211
FTI Consulting, Inc. (a)*	55,008	2,023
G&K Services, Inc., Class A (a)	23,530	821
IHS, Inc., Class A *	76,340	3,156
IKON Office Solutions, Inc.	201,121	3,009
John H. Harland Co.	42,260	2,223
Kelly Services, Inc., Class A	48,023	1,378
Knoll, Inc.	70,603	1,639
Korn/Ferry International *	57,161	1,347
Labor Ready, Inc. *	74,014	1,606
McGrath Rentcorp (a)	24,932	752
Mine Safety Appliances Co. (a)	47,289	1,993
Mobile Mini, Inc. *	31,368	940
Navigant Consulting, Inc. (a)*	58,748	1,127
PHH Corp. *	73,463	2,241
Resources Connection, Inc. (a)*	58,250	1,757
Rollins, Inc. (a)	100,250	2,313
School Specialty, Inc. (a)*	30,293	999
TeleTech Holdings, Inc. (a)*	98,100	3,701
Tetra Tech, Inc. (a)*	78,478	1,634
The Advisory Board Co. (a)*	23,776	1,129
United Stationers, Inc. (a)*	41,467	2,468
Viad Corp.	30,896	1,262
Waste Connections, Inc. (a)*	86,443	2,695
Watson Wyatt Worldwide, Inc., Class A	58,181	2,742

		65,679
Consumer Durables & Apparel 3.4%

American Greetings Corp., Class A (a)	91,711	2,334
Blyth, Inc.	49,309	1,287
Brookfield Homes Corp. (a)	35,727	1,213
Callaway Golf Co. (a)	94,369	1,695
Carter’s, Inc. (a)*	75,514	1,978
Champion Enterprises, Inc. (a)*	91,233	938
Columbia Sportswear Co. (a)	51,019	3,194
Crocs, Inc. (a)*	49,709	2,778
Ethan Allen Interiors, Inc. (a)	46,579	1,644
Fossil, Inc. *	81,866	2,306
Furniture Brands International, Inc. (a)	68,702	1,105
JAKKS Pacific, Inc. (a)*	37,574	903
Jarden Corp. (a)*	75,508	3,182
K-Swiss, Inc., Class A	41,928	1,211
Kellwood Co. (a)	40,528	1,142
Kimball International, Inc., Class B	12,351	222
La-Z-boy, Inc. (a)	69,209	809
Leapfrog Enterprises, Inc. (a)*	71,325	782
Meritage Homes Corp. (a)*	32,185	1,120
Oakley, Inc.	83,709	2,020
Oxford Industries, Inc.	20,018	929
Phillips-Van Heusen Corp.	72,875	4,074
Polaris Industries, Inc. (a)	45,923	2,321
Quiksilver, Inc. (a)*	142,112	1,890
RC2 Corp. *	25,886	1,032
Skechers U.S.A., Inc., Class A *	56,178	1,764
Technical Olympic USA, Inc. (a)	73,701	322
Tempur-Pedic International, Inc. (a)	110,662	2,874
The Warnaco Group, Inc. *	57,363	1,622
Tupperware Brands Corp. (a)	76,811	2,160
Under Armour, Inc., Class A (a)*	61,820	3,122
Volcom, Inc. (a)*	29,290	1,230
WCI Communities, Inc. (a)*	56,688	1,238
Whirlpool Corp.	172	18
Wolverine World Wide, Inc.	83,436	2,385

		58,844
Consumer Services 4.9%

American Real Estate Partners L.P. (a)	55,192	4,946
Ameristar Casinos, Inc.	76,075	2,310
Applebee’s International, Inc. (a)	100,230	2,724
Bally Technologies, Inc. *	71,762	1,679
Bob Evans Farms, Inc. (a)	47,146	1,730
Bright Horizons Family Solutions, Inc. (a)*	33,888	1,309
CBRL Group, Inc. (a)	27,553	1,228
CEC Entertainment, Inc. *	45,538	1,898
Cedar Fair L.P. *	70,332	2,047
Chipotle Mexican Grill, Inc., Class A (a)*	43,847	2,860
CKE Restaurants, Inc.	83,079	1,687
Corinthian Colleges, Inc. (a)*	111,929	1,548
See financial notes.

3

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

DeVry, Inc.	98,080	3,236
Domino’s Pizza, Inc. (a)	90,379	2,915
Escala Group, Inc. (a)*	38,196	152
Gaylord Entertainment Co. *	53,835	2,950
IHOP Corp. (a)	31,472	1,854
Isle of Capri Casinos, Inc. (a)*	36,884	901
Jack in the Box, Inc. *	53,081	3,536
Jackson Hewitt Tax Service, Inc.	48,676	1,342
Landry’s Restaurants, Inc. (a)	27,036	803
Life Time Fitness, Inc. (a)*	45,677	2,348
Matthews International Corp., Class A (a)	40,284	1,698
Orient-Express Hotels Ltd., Class A (a)	77,272	4,068
P.F. Chang’s China Bistro, Inc. (a)*	33,142	1,268
Papa John’s International, Inc. *	49,255	1,513
Pinnacle Entertainment, Inc. *	63,985	1,797
RARE Hospitality International, Inc. *	42,882	1,249
Red Robin Gourmet Burgers, Inc. (a)*	18,227	722
Regis Corp.	57,249	2,189
Ruby Tuesday, Inc. (a)	77,514	2,074
Shuffle Master, Inc. (a)*	41,612	709
Six Flags, Inc. (a)*	101,908	607
Sonic Corp. (a)*	94,429	2,119
Sotheby’s	78,741	4,065
Speedway Motorsports, Inc. (a)	57,484	2,230
Steiner Leisure Ltd. *	28,609	1,387
Strayer Education, Inc. (a)	19,371	2,409
Texas Roadhouse, Inc., Class A (a)*	85,396	1,248
The Marcus Corp. (a)	29,083	632
Triarc Cos., Inc., Class B (a)	101,831	1,657
Universal Technical Institute, Inc. (a)*	37,056	929
Vail Resorts, Inc. (a)*	51,871	2,958
WMS Industries, Inc. (a)*	44,201	1,762

		85,293
Diversified Financials 2.2%

Advance America Cash Advance Centers, Inc.	115,065	1,972
Calamos Asset Management, Inc., Class A (a)	32,096	753
Cash America International, Inc. (a)	44,470	1,919
Cohen & Steers, Inc.	41,928	2,151
CompuCredit Corp. (a)*	68,200	2,466
Credit Acceptance Corp. *	32,166	863
Financial Federal Corp. (a)	36,123	949
GAMCO Investors, Inc., Class A	42,031	1,918
GFI Group, Inc. (a)*	37,342	2,586
Greenhill & Co., Inc. (a)	36,782	2,327
International Securities Exchange Holdings, Inc.	51,848	3,458
Investment Technology Group, Inc. *	63,465	2,402
Knight Capital Group, Inc., Class A *	144,772	2,345
LaBranche & Co., Inc. (a)*	82,987	676
OptionsXpress Holdings, Inc. (a)	82,447	2,035
Piper Jaffray Cos., Inc. *	30,339	1,936
Portfolio Recovery Associates, Inc. (a)*	20,743	1,154
TradeStation Group, Inc. *	58,079	707
W.P. Carey & Co. LLC	51,366	1,759
W.P. Stewart & Co., Ltd. (a)	57,051	584
Waddell & Reed Financial, Inc., Class A	115,139	2,789

		37,749
Energy 8.6%

Alliance Resource Partners L.P.	50,610	2,010
Alon USA Energy, Inc.	60,578	2,266
Alpha Natural Resources, Inc. (a)*	72,661	1,262
Atlas America, Inc. *	23,109	1,379
ATP Oil & Gas Corp. (a)*	32,533	1,414
Atwood Oceanics, Inc. (a)*	40,404	2,541
Basic Energy Services, Inc. *	47,102	1,218
Berry Petroleum Co., Class A	56,612	1,928
Bill Barrett Corp. (a)*	55,093	2,033
Boardwalk Pipeline Partners LP	136,435	4,992
Bois d’Arc Energy, Inc. *	84,902	1,271
BP Prudhoe Bay Royalty Trust (a)	29,865	1,921
Bristow Group, Inc. (a)*	30,287	1,139
Buckeye Partners L.P. (a)*	52,908	2,851
CARBO Ceramics, Inc. (a)	30,420	1,322
Compagnie Generale de Geophysique-Veritas S.A. *	96,650	4,020
Comstock Resources, Inc. *	50,726	1,438
Crosstex Energy L.P. (a)*	31,183	1,123
Crosstex Energy, Inc. (a)	31,044	933
Delta Petroleum Corp. (a)*	52,127	1,131
Dorchester Minerals L.P. *	39,409	878
Dril-Quip, Inc. (a)*	51,350	2,593
Encore Acquisition Co. (a)*	63,377	1,693
Energy Partners Ltd. *	35,868	599
Evergreen Energy, Inc. *	101,457	612
EXCO Resources, Inc. (a)*	127,851	2,147
Foundation Coal Holdings, Inc. (a)	59,578	2,347
General Maritime Corp.	52,796	1,693
Giant Industries, Inc. *	20,130	1,509
Global Industries Ltd. *	158,982	3,300
Grey Wolf, Inc. (a)*	239,948	1,718
Hanover Compressor Co. (a)*	133,762	2,893
Hercules Offshore, Inc. (a)*	42,204	1,326
Holly Corp. (a)	79,906	5,082
See financial notes.

4

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Hornbeck Offshore Services, Inc. (a)*	33,845	1,071
Hugoton Royalty Trust (a)	55,820	1,485
Hydril Co. *	27,314	2,645
Inergy Holdings L.P. (a)	18,510	908
Inergy, L.P. *	54,952	1,901
International Coal Group, Inc. (a)*	113,868	637
Lone Star Technologies, Inc. *	40,425	2,685
Lufkin Industries, Inc. (a)	14,195	883
Magellan Midstream Holdings L.P.	87,425	2,557
Magellan Midstream Partners (a)	88,608	4,500
Natural Resource Partners L.P. (a)	66,526	2,392
Newpark Resources, Inc. (a)*	81,810	672
Oceaneering International, Inc. (a)*	70,322	3,343
Oil States International, Inc. *	63,236	2,146
OMI Corp.	104,787	3,046
Overseas Shipholding Group, Inc. (a)	53,961	3,820
Parker Drilling Co. *	155,165	1,685
Penn Virginia Corp.	25,289	2,024
Penn Virginia Resource Partners, L.P. (a)*	41,446	1,202
Petrohawk Energy Corp. *	193,850	2,801
Petroleum Development Corp. (a)*	19,903	1,035
Pioneer Drilling Co. *	64,031	878
Plains All American Pipeline, L.P. (a)	32,500	1,917
Regency Energy Partners L.P.	53,320	1,426
RPC, Inc. (a)	125,889	2,076
SEACOR Holdings, Inc. *	34,616	3,298
Ship Finance International Ltd. (a)	95,125	2,829
Stone Energy Corp. *	34,269	1,015
Sunoco Logistics Partners L.P. (a)*	25,986	1,560
Superior Energy Services, Inc. (a)*	104,787	3,807
Swift Energy Co. *	39,001	1,585
TETRA Technologies, Inc. (a)*	85,674	2,270
The Houston Exploration Co. *	36,501	2,021
Universal Compression Holdings, Inc. *	39,803	2,650
USEC, Inc. *	116,923	2,358
W-H Energy Services, Inc. (a)*	34,578	1,871
Warren Resources, Inc. (a)*	47,045	621
Western Refining, Inc. (a)	92,722	3,674
Whiting Petroleum Corp. *	46,811	2,061
World Fuel Services Corp. (a)	34,978	1,616

		149,553
Food & Staples Retailing 1.1%

Casey’s General Stores, Inc. (a)	64,726	1,628
Central European Distribution Corp. (a)*	24,517	729
Longs Drug Stores Corp.	52,605	2,880
Performance Food Group Co. (a)*	48,074	1,502
Rite Aid Corp. (a)*	721,895	4,432
Ruddick Corp. (a)	57,956	1,740
The Great Atlantic & Pacific Tea Co., Inc. *	56,990	1,835
The Pantry, Inc. *	30,276	1,362
United Natural Foods, Inc. (a)*	53,282	1,662
Weis Markets, Inc. (a)	37,793	1,627

		19,397
Food, Beverage & Tobacco 2.0%

Chiquita Brands International, Inc. (a)	57,002	845
Corn Products International, Inc.	101,390	4,037
Delta & Pine Land Co.	43,215	1,782
Flowers Foods, Inc. (a)	81,284	2,535
Fresh Del Monte Produce, Inc. (a)	80,046	1,631
Hansen Natural Corp. (a)*	112,460	4,296
Lancaster Colony Corp. (a)	43,543	1,839
Pilgrim’s Pride Corp.	88,880	3,245
Ralcorp Holdings, Inc. (a)*	36,235	2,385
Seaboard Corp. (a)(b)	1,775	4,425
The Hain Celestial Group, Inc. (a)*	47,931	1,440
Tootsie Roll Industries, Inc. (a)	74,563	2,162
Universal Corp.	31,545	1,977
Vector Group Ltd. (a)	71,250	1,300

		33,899
Health Care Equipment & Services 4.8%

Allscripts Healthcare Solutions, Inc. (a)*	58,875	1,557
American Medical Systems Holdings, Inc. (a)*	95,025	1,685
AMERIGROUP Corp. (a)*	69,442	1,953
Analogic Corp.	16,054	984
Apria Healthcare Group, Inc. (a)*	69,737	2,213
Arrow International, Inc.	58,720	1,870
Arthrocare Corp. (a)*	32,330	1,334
Biosite, Inc. *	23,575	2,181
Brookdale Senior Living, Inc. (a)	78,669	3,572
Centene Corp. *	51,692	1,076
Chemed Corp. (b)	32,900	1,655
Cyberonics, Inc. (a)*	29,385	642
Eclipsys Corp. (a)*	57,467	1,077
ev3, Inc. (a)*	46,423	829
Foxhollow Technologies, Inc. *	26,404	588
Genesis HealthCare Corp. *	27,778	1,778
Haemonetics Corp. (a)*	33,655	1,610
HealthExtras, Inc. (a)*	47,365	1,466
Healthspring, Inc. *	79,949	1,880
Healthways, Inc. (a)*	47,563	2,018
See financial notes.

5

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Immucor, Inc. (a)*	93,954	3,066
Integra LifeSciences Holdings Corp. (a)*	40,148	1,829
Invacare Corp.	38,911	725
InVentiv Health, Inc. (a)*	37,301	1,416
Inverness Medical Innovations, Inc. *	26,856	1,076
Kindred Healthcare, Inc. *	51,492	1,798
Kyphon, Inc. (a)*	55,736	2,598
LCA-Vision, Inc. (a)	25,343	1,064
LifePoint Hospitals, Inc. *	71,941	2,627
Magellan Health Services, Inc. *	51,010	2,188
Matria Healthcare, Inc. (a)*	21,841	633
Mentor Corp. (a)(b)	59,996	2,334
Molina Healthcare, Inc. *	44,813	1,354
Odyssey Healthcare, Inc. *	48,141	642
Owens & Minor, Inc.	51,592	1,824
PolyMedica Corp. (a)	31,147	1,260
PSS World Medical, Inc. (a)*	90,366	1,816
Psychiatric Solutions, Inc. *	71,054	2,492
Sirona Dental Systems, Inc. (a)*	22,565	745
STERIS Corp.	95,958	2,453
Sunrise Senior Living, Inc. *	59,277	2,270
SurModics, Inc. (a)*	25,819	1,049
Symmetry Medical, Inc. (a)*	38,991	662
The TriZetto Group, Inc. *	60,080	1,170
Thoratec Corp. (a)*	66,726	1,309
Viasys Healthcare, Inc. *	32,484	1,040
WebMD Health Corp., Class A (a)*	69,724	3,626
WellCare Health Plans, Inc. *	54,593	4,400
West Pharmaceutical Services, Inc. (a)	44,265	2,203

		83,637
Household & Personal Products 0.8%

Central Garden & Pet Co. (a)*	22,392	332
Central Garden & Pet Co., Class A *	44,784	641
Chattem, Inc. (a)*	26,313	1,503
Elizabeth Arden, Inc. *	33,898	763
NBTY, Inc. *	94,529	4,671
Nu Skin Enterprises, Inc., Class A	96,822	1,678
Playtex Products, Inc. (a)*	88,541	1,347
Revlon, Inc., Class A (a)(b)*	533,983	689
Spectrum Brands, Inc. *	54,470	379
USANA Health Sciences, Inc. (a)*	26,529	1,057

		13,060
Insurance 4.3%

21st Century Insurance Group	114,205	2,377
Alfa Corp. (a)	115,511	2,072
American Equity Investment Life Holding Co. (a)	49,964	682
Arch Capital Group Ltd. *	47,627	3,468
Argonaut Group, Inc. *	46,100	1,549
Aspen Insurance Holdings Ltd.	105,962	2,809
Assured Guaranty Ltd.	99,237	2,799
CNA Surety Corp. (a)*	69,800	1,441
Delphi Financial Group, Inc., Class A (a)	71,880	3,069
FBL Financial Group, Inc., Class A	45,368	1,758
Great American Financial Resources, Inc.	81,565	1,998
Harleysville Group, Inc. (a)	48,963	1,495
Hilb Rogal & Hobbs Co. (HRH) (a)	54,619	2,373
Horace Mann Educators Corp.	59,678	1,256
Infinity Property & Casualty Corp. (a)	28,892	1,344
IPC Holdings Ltd.	86,677	2,599
LandAmerica Financial Group, Inc. (a)	27,433	2,204
Max Re Capital Ltd.	79,384	2,127
Montpelier Re Holdings Ltd.	124,449	2,272
National Financial Partners Corp. (a)	45,638	2,103
National Western Life Insurance Co., Class A *	5,594	1,497
Odyssey Re Holdings Corp. (a)	96,583	4,047
Ohio Casualty Corp.	85,043	2,691
Platinum Underwriters Holdings Ltd.	73,457	2,514
ProAssurance Corp. (a)*	46,189	2,487
RLI Corp.	35,155	1,958
Scottish Re Group Ltd.	68,688	304
Selective Insurance Group, Inc. (a)	85,714	2,235
State Auto Financial Corp. (a)	62,256	1,871
Stewart Information Services Corp. (a)	23,843	959
The Commerce Group, Inc.	93,348	3,044
The Navigators Group, Inc. *	21,485	1,098
The Phoenix Cos., Inc.	143,992	2,145
U.S.I. Holdings Corp. *	61,971	1,050
United Fire & Casualty Co. (a)	34,300	1,261
Universal American Financial Corp. *	85,502	1,587
Zenith National Insurance Corp.	46,945	2,171

		74,714
Materials 5.5%

A. Schulman, Inc.	42,709	989
AK Steel Holding Corp. (a)*	160,619	4,902
Albemarle Corp.	127,432	5,410
AMCOL International Corp. (a)	34,352	825
AptarGroup, Inc. (a)	47,563	3,484
Arch Chemicals, Inc. (a)	32,672	987
Bowater, Inc.	66,581	1,457
Carpenter Technology Corp. (a)	36,101	4,382
See financial notes.

6

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Century Aluminum Co. *	40,074	1,896
CF Industries Holdings, Inc.	76,753	3,046
Chaparral Steel Co.	63,646	4,487
Cleveland-Cliffs, Inc.	54,698	3,790
Coeur d’Alene Mines Corp. *	316,606	1,295
Compass Minerals International, Inc. (a)	43,082	1,479
Ferro Corp. (a)	53,277	1,109
Georgia Gulf Corp. (a)	41,655	665
Gibraltar Industries, Inc.	38,611	861
Graphic Packaging Corp. (a)*	215,915	1,108
Greif, Inc., Class A	67,862	3,773
H.B. Fuller Co.	84,816	2,169
Headwaters, Inc. (a)*	55,014	1,192
Hercules, Inc. *	163,614	3,083
Kronos Worldwide, Inc. (a)	49,005	1,550
Metal Management, Inc.	35,021	1,683
Minerals Technologies, Inc. (a)	25,461	1,620
NL Industries, Inc. (a)	62,046	735
Olin Corp.	93,291	1,599
PolyOne Corp. *	123,875	813
Quanex Corp. (a)	56,404	2,427
Rockwood Holdings, Inc. (a)*	98,688	3,030
Royal Gold, Inc. (a)	32,138	943
RPM International, Inc.	134,451	2,860
RTI International Metals, Inc. *	25,166	2,372
Ryerson, Inc.	33,292	1,370
Schnitzer Steel Industries, Inc., Class A (a)	39,055	2,027
Sensient Technologies Corp. (a)	65,425	1,713
Silgan Holdings, Inc.	55,912	3,208
Spartech Corp.	44,813	1,257
Steel Dynamics, Inc.	129,724	5,748
Stillwater Mining Co. *	113,541	1,749
Symyx Technologies, Inc. *	44,812	516
Texas Industries, Inc.	30,751	2,342
Wausau Paper Corp.	58,820	792
Worthington Industries, Inc. (a)	112,560	2,504

		95,247
Media 2.2%

Arbitron, Inc.	41,256	2,033
Catalina Marketing Corp.	67,006	2,124
Citadel Broadcasting Co. (a)	171,124	1,571
CKX, Inc. *	87,671	914
Crown Media Holdings, Inc., Class A (a)*	57,213	327
Cumulus Media Inc., Class A (a)*	64,389	605
Entercom Communications Corp., Class A (a)	52,584	1,459
Entravision Communications Corp., Class A *	58,927	578
Gemstar — TV Guide International, Inc. (b)*	472,286	2,097
Hearst-Argyle Television, Inc. (a)	71,980	1,917
Journal Communications, Inc., Class A	98,678	1,331
Lee Enterprises, Inc. (a)	60,440	1,582
Live Nation, Inc. *	90,289	1,832
Martha Stewart Living Omnimedia, Inc., Class A (a)*	72,005	1,369
Marvel Entertainment, Inc. (a)*	122,630	3,621
Media General, Inc., Class A (a)	32,336	1,188
Mediacom Communications Corp., Class A *	163,086	1,407
Morningstar, Inc. *	51,951	2,705
Radio One, Inc., Class A *	154,088	1,091
RCN Corp. *	50,068	1,353
Scholastic Corp. *	55,269	1,706
Sun-Times Media Group, Inc., Class A	134,680	822
Valassis Communications, Inc. (a)*	65,162	1,249
Westwood One, Inc.	106,610	726
World Wrestling Entertainment, Inc., Class A	97,288	1,655

		37,262
Pharmaceuticals & Biotechnology 3.7%

Adams Respiratory Therapeutics, Inc. (a)*	44,510	1,670
Adolor Corp. (a)*	54,247	194
Alexion Pharmaceuticals, Inc. (a)*	39,628	1,659
Alpharma, Inc., Class A (a)	73,230	1,780
Bio-Rad Laboratories, Inc., Class A (a)*	34,631	2,451
BioMarin Pharmaceuticals, Inc. *	102,214	1,652
Bruker BioSciences Corp. *	32,426	373
Celera Group-Applera Corp. (a)*	101,917	1,427
Cubist Pharmaceuticals, Inc. (a)*	60,332	1,294
CV Therapeutics, Inc. (a)*	52,063	439
Digene Corp. *	31,316	1,436
Dionex Corp. (a)*	24,844	1,714
eResearch Technology, Inc. (a)*	47,155	409
Exelixis, Inc. *	66,572	715
Human Genome Sciences, Inc. (a)*	167,581	1,805
Idenix Pharmaceuticals, Inc. (a)*	45,058	310
Illumina, Inc. *	50,994	1,664
K-V Pharmaceutical Co., Class A (a)*	68,701	1,787
MannKind Corp. (a)*	36,232	527
Martek Biosciences Corp. (a)*	38,976	842
Medarex, Inc. (a)*	145,550	1,993
Medicis Pharmaceutical Corp., Class A (a)	74,549	2,266
MGI Pharma, Inc. (b)*	99,791	2,197
See financial notes.

7

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Momenta Pharmaceutical, Inc. (a)*	30,383	478
Myriad Genetics, Inc. (a)*	46,765	1,709
Nektar Therapeutics (a)*	110,171	1,363
Nuvelo, Inc. *	65,908	247
Onyx Pharmaceuticals, Inc. (a)*	49,666	1,329
OSI Pharmaceuticals, Inc. *	74,491	2,585
Par Pharmaceutical Cos., Inc. (a)*	42,280	1,139
PAREXEL International Corp. (a)*	12,509	491
Perrigo Co. (a)	130,651	2,482
Progenics Pharmaceuticals, Inc. (a)*	33,697	815
Regeneron Pharmaceuticals, Inc. *	74,449	2,025
Salix Pharmaceuticals Ltd. (a)*	63,733	830
Sciele Pharma, Inc. (a)*	49,432	1,222
Tanox, Inc. *	56,454	1,053
Telik, Inc. (a)*	63,826	381
The Medicines Co. (a)*	67,708	1,542
Theravance, Inc. *	80,538	2,668
United Therapeutics Corp. (a)*	31,576	1,765
Valeant Pharmaceuticals International	127,586	2,299
Varian, Inc. *	46,771	2,711
Ventana Medical Systems, Inc. (a)*	48,506	2,357
ViroPharma, Inc. (a)*	93,374	1,408
ZymoGenetics, Inc. (a)*	82,977	1,241

		64,744
Real Estate 6.3%

Alexander’s, Inc. (a)*	7,210	2,769
Alexandria Real Estate Equities, Inc. (a)	30,329	3,210
American Financial Realty Trust	171,117	1,814
American Home Mortgage Investment Corp. (a)	69,169	1,714
Annaly Capital Management, Inc.	199,245	3,170
BioMed Realty Trust, Inc. (a)	62,234	1,787
Corporate Office Properties Trust	53,449	2,518
Cousins Properties, Inc.	70,545	2,368
Digital Realty Trust, Inc. (a)	27,304	1,105
EastGroup Properties, Inc. (a)	30,590	1,533
Entertainment Properties Trust	34,955	2,112
Equity Inns, Inc. (a)	73,687	1,260
Equity Lifestyle Properties, Inc.	31,859	1,729
Equity One, Inc. (a)	104,337	2,914
Extra Space Storage, Inc. (a)	51,858	970
FelCor Lodging Trust, Inc. (a)	82,894	2,116
First Industrial Realty Trust, Inc. (a)	60,301	2,641
Franklin Street Properties Corp. (a)	76,865	1,387
Friedman, Billings, Ramsey Group, Inc., Class A (a)	218,817	1,214
Getty Realty Corp.	34,442	987
Glimcher Realty Trust (a)	49,548	1,338
Healthcare Realty Trust, Inc. (a)	65,681	2,237
Highwoods Properties, Inc.	72,342	2,950
Home Properties, Inc. (a)	42,465	2,365
Inland Real Estate Corp. (a)	93,136	1,694
Innkeepers USA Trust	52,723	926
Kilroy Realty Corp. (a)	39,658	3,011
KKR Financial Corp.	108,363	2,894
LaSalle Hotel Properties (a)	49,326	2,290
Lexington Realty Trust (a)	72,291	1,510
Maguire Properties, Inc.	59,535	2,145
Mid-America Apartment Communities, Inc. (a)	30,352	1,638
Move, Inc. (a)*	181,052	840
National Health Investors, Inc.	38,368	1,302
National Retail Properties, Inc. (a)	75,126	1,799
Nationwide Health Properties, Inc. (a)	91,080	2,920
Newcastle Investment Corp. (a)	60,230	1,759
Novastar Financial, Inc. (a)	41,026	302
OMEGA Healthcare Investors, Inc.	77,858	1,308
Pennsylvania Real Estate Investment Trust	50,312	2,338
Post Properties, Inc. (a)	54,967	2,576
Potlatch Corp. (a)	50,803	2,204
PS Business Parks, Inc. (a)	30,438	2,097
RAIT Financial Trust	38,506	1,084
Realty Income Corp.	115,196	3,214
Redwood Trust, Inc. (a)	34,329	1,724
Senior Housing Properties Trust	100,216	2,288
Sovran Self Storage, Inc. (a)	22,026	1,217
Spirit Finance Corp.	111,121	1,599
Strategic Hotels & Resorts, Inc. (a)	67,931	1,471
Sunstone Hotel Investors, Inc. (a)	74,509	2,125
Tanger Factory Outlet Centers, Inc. (a)	43,034	1,745
Taubman Centers, Inc. (a)	68,483	3,839
Tejon Ranch Co. *	19,392	966
U-Store-It Trust (a)	75,979	1,399
Washington Real Estate Investment Trust (a)	58,282	2,207

		108,639
Retailing 5.5%

99 Cents Only Stores (a)*	97,006	1,387
Aaron Rents, Inc. (a)	64,371	1,826
Aeropostale, Inc. (a)*	71,988	2,962
bebe Stores, Inc. (a)(b)	122,563	2,145
Big Lots, Inc. *	161,833	5,211
Blockbuster, Inc., Class A (a)*	265,621	1,647
Borders Group, Inc. (a)	76,950	1,624
Brown Shoe Co., Inc.	54,375	1,467
See financial notes.

8

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Building Materials Holding Corp.	35,248	512
Cabela’s, Inc. (a)*	84,836	2,012
Charming Shoppes, Inc. (a)*	159,653	1,996
Christopher & Banks Corp. (a)	48,724	843
Coldwater Creek, Inc. (a)*	120,979	2,504
Conn’s, Inc. (a)*	26,403	685
CSK Auto Corp. *	61,103	1,024
Dick’s Sporting Goods, Inc. *	68,840	3,861
DSW, Inc., Class A (a)*	58,697	2,275
Genesco, Inc. *	29,044	1,472
Group 1 Automotive, Inc.	31,664	1,298
Guess?, Inc.	125,772	4,955
Guitar Center, Inc. (a)*	32,874	1,522
Hibbett Sports, Inc. (a)*	45,775	1,334
Jos. A. Bank Clothiers, Inc. (a)*	23,212	897
Keystone Automotive Industries, Inc. *	20,135	670
LKQ Corp. (a)*	54,006	1,220
Netflix, Inc. (a)*	82,886	1,838
New York & Co., Inc. *	70,523	985
NutriSystem, Inc. (a)*	42,048	2,607
OfficeMax, Inc.	96,592	4,754
Pacific Sunwear of California, Inc. *	94,761	1,983
Payless ShoeSource, Inc. *	104,919	3,347
Pier 1 Imports, Inc. (a)	114,402	864
Priceline.com, Inc. (a)*	54,130	3,012
Rent-A-Center, Inc. *	98,405	2,740
Select Comfort Corp. (a)*	66,001	1,224
Sonic Automotive, Inc., Class A (a)	40,832	1,167
Stage Stores, Inc.	49,227	1,085
Stamps.com, Inc. *	27,811	392
Stein Mart, Inc. (a)	53,599	874
The Buckle, Inc. (a)	37,176	1,324
The Cato Corp., Class A (a)	11,504	249
The Children’s Place Retail Stores, Inc. *	34,813	1,841
The Dress Barn, Inc. *	84,512	1,683
The Finish Line, Inc., Class A (a)	57,517	759
The Gymboree Corp. *	42,910	1,638
The Men’s Wearhouse, Inc. (b)	79,445	3,438
The Pep Boys — Manny, Moe & Jack (a)	75,504	1,408
The Talbots, Inc. (a)	74,770	1,757
Tuesday Morning Corp. (a)	49,425	690
Tween Brands, Inc. (a)*	41,355	1,620
United Auto Group, Inc. (a)	119,616	2,426
Zale Corp. (a)(b)*	63,444	1,771

		94,825
Semiconductors & Semiconductor Equipment 3.6%

AMIS Holdings, Inc. *	125,998	1,462
Amkor Technology, Inc. (a)*	245,218	3,431
Applied Micro Circuits Corp. (b)*	422,363	1,187
Atheros Communications, Inc. (a)*	62,643	1,678
ATMI, Inc. *	51,954	1,607
Axcelis Technologies, Inc. (a)*	135,141	1,034
Brooks Automation, Inc. (a)*	114,831	2,006
Cabot Microelectronics Corp. (a)*	30,900	993
Cirrus Logic, Inc. *	139,004	1,151
Conexant Systems, Inc. (b)*	617,555	957
Credence Systems Corp. *	138,747	515
Cree, Inc. (a)*	101,396	2,068
Cymer, Inc. (a)*	53,965	2,186
Diodes, Inc. (a)*	35,154	1,298
DSP Group, Inc. *	31,411	580
Entegris, Inc. (a)*	189,572	2,222
FormFactor, Inc. (a)*	57,373	2,369
Genesis Microchip, Inc. (a)*	46,089	395
Hittite Microwave Corp. *	39,909	1,803
Micrel, Inc. *	116,105	1,457
Microsemi Corp. (a)*	86,019	1,988
MKS Instruments, Inc. (a)*	84,499	2,277
OmniVision Technologies, Inc. (a)*	64,073	866
ON Semiconductor Corp. (a)(b)*	372,946	3,994
Photronics, Inc. (a)*	55,774	839
PMC-Sierra, Inc. (a)*	254,323	1,966
Power Integrations, Inc. *	62	2
RF Micro Devices, Inc. (a)*	252,854	1,580
Semtech Corp. *	101,929	1,470
Silicon Image, Inc. *	111,022	973
SiRF Technology Holdings, Inc. (a)*	64,046	1,554
Skyworks Solutions, Inc. *	205,708	1,417
Spansion, Inc., Class A (a)*	171,763	1,687
Standard Microsystems Corp. *	20,592	660
Tessera Technologies, Inc. *	55,290	2,366
Trident Microsystems, Inc. *	73,443	1,559
Varian Semiconductor Equipment Associates, Inc. *	78,714	5,223
Vitesse Semiconductor Corp. *	306,394	359
Zoran Corp. *	68,524	1,361

		62,540
Software & Services 7.1%

Advent Software, Inc. (a)*	42,914	1,440
ANSYS, Inc. (a)*	52,024	2,664
aQuantive, Inc. (a)*	97,522	2,985
BearingPoint, Inc. (a)*	274,757	2,017
Blackbaud, Inc. (a)	59,369	1,311
Blackboard, Inc. (a)*	35,961	1,234
CACI International, Inc., Class A (a)*	39,627	1,812
Clarent Corp. *	105,200	2
CNET Networks, Inc. (a)*	198,430	1,673
See financial notes.

9

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

CSG Systems International, Inc. (a)*	78,045	2,090
DealerTrack Holdings, Inc. *	44,336	1,463
Digital River, Inc. (a)*	47,870	2,802
EarthLink, Inc. *	194,881	1,493
eFunds Corp. (a)*	55,913	1,560
Equinix, Inc. (a)*	35,147	2,934
Euronet Worldwide, Inc. (a)*	43,736	1,218
FactSet Research Systems, Inc. (a)	66,796	4,109
Gartner, Inc. (a)*	149,949	3,783
Gevity HR, Inc. (a)	37,581	701
Global Cash Access Holdings, Inc. (a)*	110,039	1,724
Heartland Payment Systems, Inc. (a)	45,670	1,139
Informatica Corp. (a)*	135,581	1,996
InfoSpace, Inc. (a)*	46,479	1,193
j2 Global Communications, Inc. (a)*	68,328	1,965
Jack Henry & Associates, Inc. (a)	106,620	2,532
Kronos, Inc. *	44,255	2,415
Lawson Software, Inc. *	171,651	1,528
Macrovision Corp. (a)*	73,451	1,783
Manhattan Associates, Inc. (a)*	6,247	181
ManTech International Corp., Class A *	44,382	1,362
Marchex, Inc., Class B (a)	37,600	481
MAXIMUS, Inc. (a)	26,774	935
Mentor Graphics Corp. *	121,767	1,970
MICROS Systems, Inc. (a)*	52,817	2,894
MicroStrategy, Inc., Class A *	21,162	2,407
Midway Games, Inc. (a)*	116,054	801
MPS Group, Inc. (a)*	137,146	1,877
Nuance Communications, Inc. (a)*	193,257	2,978
Openwave Systems, Inc. (a)*	123,792	910
Opsware, Inc. (a)*	110,042	884
Parametric Technology Corp. (a)*	149,552	2,657
Perot Systems Corp., Class A *	164,492	2,944
Progress Software Corp. *	51,480	1,551
Quality Systems, Inc. (a)*	32,172	1,302
Quest Software, Inc. *	138,488	2,356
RealNetworks, Inc. *	236,530	1,786
Sapient Corp. *	106,663	771
Secure Computing Corp. (a)*	73,419	595
SRA International, Inc., Class A (a)*	69,595	1,700
Sybase, Inc. *	130,819	3,164
Syntel, Inc. (a)	49,458	1,734
Take-Two Interactive Software, Inc. (a)*	89,004	1,706
TALX Corp.	34,153	1,178
The BISYS Group, Inc. (a)*	167,618	1,939
THQ, Inc. *	79,561	2,655
TIBCO Software, Inc. *	301,136	2,746
Transaction Systems Architects, Inc. (a)*	50,259	1,595
United Online, Inc. (a)	101,887	1,470
ValueClick, Inc. (a)*	133,043	3,805
VeriFone Holdings, Inc. *	90,343	3,188
Verint Systems, Inc. *	44,222	1,271
VistaPrint Ltd. *	48,900	1,828
WebEx Communications, Inc. *	64,659	3,669
Websense, Inc. (a)*	70,904	1,752
Wind River Systems, Inc. *	118,836	1,168
Wright Express Corp. *	43,376	1,367

		123,143
Technology Hardware & Equipment 5.2%

3Com Corp. (a)*	517,119	2,084
Adaptec, Inc. *	182,113	703
Aeroflex, Inc. *	94,880	1,332
Anixter International, Inc. (a)*	47,443	3,397
Arris Group, Inc. (a)*	144,990	2,149
Avid Technology, Inc. (a)*	50,605	1,683
Avocent Corp. (a)*	65,856	1,845
Benchmark Electronics, Inc. (a)*	86,494	1,832
Black Box Corp. (a)	19,892	725
Brightpoint, Inc. (a)*	68,295	908
Brocade Communications Systems, Inc. (b)*	366,083	3,577
Checkpoint Systems, Inc. (a)*	56,844	1,250
Cogent, Inc. (a)*	105,809	1,486
Cognex Corp. (a)	61,809	1,332
Coherent, Inc. (a)*	47,300	1,485
CommScope, Inc. *	79,449	3,706
Dycom Industries, Inc. *	55,932	1,449
Electro Scientific Industries, Inc. (a)*	39,085	805
Electronics for Imaging, Inc. (a)*	73,409	1,958
Emulex Corp. *	123,590	2,593
FLIR Systems, Inc. (a)*	83,754	3,391
Foundry Networks, Inc. *	187,424	2,834
Gateway, Inc. (a)(b)*	417,106	913
Global Imaging Systems, Inc. *	54,654	1,579
Hutchinson Technology, Inc. (a)*	26,486	503
Imation Corp.	49,813	1,839
Insight Enterprises, Inc. *	59,600	1,181
InterDigital Communications Corp. (a)*	79,894	2,627
Intermec, Inc. (a)*	84,440	1,886
Itron, Inc. (a)*	32,459	2,186
Ixia *	64,940	557
KEMET Corp. *	129,031	1,094
Komag, Inc. (a)*	38,484	1,059
L-1 Identity Solutions, Inc. (a)*	36,584	703
MasTec, Inc. (a)*	53,073	609
MTS Systems Corp.	32,375	1,376
Multi-Fineline Electronix, Inc. (a)*	22,181	356
Newport Corp. *	55,737	875
See financial notes.

10

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Palm, Inc. (a)*	132,160	2,231
Paxar Corp. *	52,961	1,589
Plantronics, Inc. (a)	50,093	1,258
Plexus Corp. *	58,862	1,234
Polycom, Inc. (a)*	132,739	4,420
Powerwave Technologies, Inc. (a)*	136,674	851
Rackable Systems, Inc. (a)*	31,589	371
Rofin-Sinar Technologies, Inc. (a)*	24,268	1,608
Rogers Corp. (a)*	23,367	1,059
ScanSource, Inc. (a)*	33,778	970
Sonus Networks, Inc. *	306,958	2,373
Sycamore Networks, Inc. (b)*	366,015	1,343
SYNNEX Corp. *	12,600	246
Technitrol, Inc.	54,043	1,450
Tekelec (a)*	88,927	1,275
Trimble Navigation Ltd. *	149,602	4,291
UTStarcom, Inc. (a)*	152,163	1,086
ViaSat, Inc. (a)*	27,019	927

		90,449
Telecommunication Services 1.0%

Centennial Communications Corp. *	139,175	1,160
Cincinnati Bell, Inc. (a)*	342,245	1,735
Citizens Communications Co. (a)	23,398	364
Dobson Communications Corp., Class A (a)*	226,146	2,060
IDT Corp., Class B (a)	105,705	1,168
Level 3 Communications, Inc. (a)*	140,519	781
NeuStar, Inc., Class A (a)*	79,495	2,286
SBA Communications Corp., Class A *	118,934	3,499
Syniverse Holdings, Inc. (a)*	90,479	933
Time Warner Telecom, Inc., Class A *	155,808	3,194
USA Mobility, Inc. *	36,309	776

		17,956
Transportation 2.8%

AirTran Holdings, Inc. (a)*	108,098	1,190
Alaska Air Group, Inc. (a)*	45,809	1,356
AMERCO (a)*	27,804	1,945
American Commercial Lines, Inc. (a)*	82,002	2,417
AMR Corp. (a)*	14,417	376
Arkansas Best Corp. (a)	34,572	1,362
Continental Airlines, Inc., Class B (a)*	126,711	4,633
Dollar Thrifty Automotive Group, Inc. *	30,658	1,437
EGL, Inc. *	54,206	2,151
Florida East Coast Industries, Inc.	43,450	3,064
Forward Air Corp. (a)	41,682	1,272
Genesee & Wyoming, Inc., Class A *	46,572	1,266
Heartland Express, Inc. (a)	139,552	2,404
Hub Group, Inc., Class A *	62,292	2,242
JetBlue Airways Corp. (a)*	212,303	2,104
Kansas City Southern *	95,309	3,541
Kirby Corp. *	68,534	2,591
Knight Transportation, Inc. (a)	109,888	2,139
Macquarie Infrastructure Co. Trust (a)	36,051	1,535
Old Dominion Freight Line, Inc. *	49,989	1,478
Pacer International, Inc.	52,018	1,329
SkyWest, Inc.	82,212	2,237
Swift Transportation Co., Inc. *	102,350	3,201
Werner Enterprises, Inc. (a)	102,143	1,932

		49,202
Utilities 3.7%

ALLETE, Inc. (a)	39,490	1,912
Aquila, Inc. (b)*	521,091	2,152
Avista Corp. (a)	58,612	1,383
Black Hills Corp. (a)	44,198	1,760
California Water Service Group (a)	21,487	835
CH Energy Group, Inc.	19,497	936
Cleco Corp. (a)	66,715	1,872
Duquesne Light Holdings, Inc.	104,177	2,077
Dynegy, Inc., Class A *	512,236	4,820
El Paso Electric Co. *	66,416	1,753
Great Plains Energy, Inc. (a)	80,281	2,620
IDACORP, Inc.	52,798	1,819
Integrys Energy Group, Inc. (a)	39,362	2,208
ITC Holdings Corp. (a)	17,156	722
MGE Energy, Inc. (a)	25,560	923
New Jersey Resources Corp. (a)	35,909	1,928
Nicor, Inc.	57,694	2,956
Northwest Natural Gas Co. (a)	36,395	1,849
NorthWestern Corp.	49,712	1,747
Ormat Technologies, Inc. (a)	44,045	1,607
Otter Tail Corp.	40,409	1,382
Piedmont Natural Gas Co., Inc. (a)	99,377	2,623
PNM Resources, Inc. (a)	90,129	2,934
Sierra Pacific Resources *	214,037	3,908
South Jersey Industries, Inc. (a)	34,460	1,353
Southwest Gas Corp.	50,196	1,902
The Laclede Group, Inc. (a)	25,977	815
UIL Holdings Corp.	33,775	1,153
Unisource Energy Corp.	47,817	1,837
Vectren Corp.	101,117	2,940
Westar Energy, Inc. (a)	104,921	2,856
See financial notes.

11

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

WGL Holdings, Inc. (a)	62,161	2,104

		63,686

Total Common Stock (Cost $1,196,192)		1,716,380

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.8%

Bank of America, London Time Deposit 5.03%, 05/01/07	13,592	13,592
U.S. Treasury Obligation 0.0%

U.S. Treasury Bill 5.05%, 06/14/07	500	497

Total Short-Term Investments (Cost $14,089)		14,089

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 36.5% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	631,637,268	631,637

End of collateral invested for securities on loan.
At 04/30/07 the tax basis cost of the fund’s investments was $1,210,877 and the unrealized appreciation and depreciation were $607,415 and ($87,823), respectively, with a net unrealized appreciation of $519,592.
In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, e-mini Futures, Long expires 06/15/07	50	4,095	(75)

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts

ADR — American Depositary Receipt
See financial notes.

12

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Common Stock	5,429,687	8,377,457
—%	Short-Term Investment	1,491	1,491

99.9%	Total Investments	5,431,178	8,378,948
0.9%	Collateral Invested for Securities on Loan	72,616	72,616
(0.8)%	Other Assets and Liabilities, Net		(69,568)

100.0%	Net Assets		8,381,996

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.6%

Ford Motor Co. (a)	1,201,277	9,658
General Motors Corp. (a)	364,825	11,394
Harley-Davidson, Inc.	169,445	10,729
Johnson Controls, Inc.	124,684	12,759
The Goodyear Tire & Rubber Co. *	107,696	3,582

		48,122
Banks 5.2%

BB&T Corp.	352,216	14,659
Comerica, Inc.	108,308	6,705
Commerce Bancorp, Inc. (a)	98,200	3,284
Compass Bancshares, Inc.	83,451	5,690
Countrywide Financial Corp.	388,015	14,388
Fannie Mae	619,831	36,521
First Horizon National Corp.	73,806	2,894
Freddie Mac	442,564	28,669
Hudson City Bancorp, Inc.	250,000	3,330
Huntington Bancshares, Inc.	153,126	3,396
KeyCorp	264,055	9,422
M&T Bank Corp.	50,455	5,618
Marshall & Ilsley Corp.	144,183	6,924
MGIC Investment Corp. (a)	50,120	3,088
National City Corp.	367,523	13,433
PNC Financial Services Group, Inc.	208,211	15,428
Regions Financial Corp.	470,431	16,507
Sovereign Bancorp, Inc.	233,282	5,662
SunTrust Banks, Inc.	230,336	19,445
Synovus Financial Corp.	202,697	6,397
U.S. Bancorp	1,134,532	38,971
Wachovia Corp.	1,202,870	66,807
Washington Mutual, Inc.	562,299	23,605
Wells Fargo & Co.	2,136,976	76,696
Zions Bancorp	64,162	5,249

		432,788
Capital Goods 8.8%

3M Co.	467,061	38,659
American Standard Cos., Inc.	109,817	6,047
Caterpillar, Inc.	411,787	29,904
Cooper Industries Ltd., Class A	125,422	6,241
Cummins, Inc.	61,954	5,710
Danaher Corp.	151,019	10,751
Deere & Co.	146,984	16,080
Dover Corp.	136,123	6,550
Eaton Corp.	96,095	8,573
Emerson Electric Co.	520,938	24,479
Fluor Corp.	52,999	5,068
General Dynamics Corp.	258,472	20,290
General Electric Co. (b)	6,503,767	239,729
Goodrich Corp.	75,218	4,275
Honeywell International, Inc.	527,320	28,570
Illinois Tool Works, Inc.	276,970	14,211
Ingersoll-Rand Co., Ltd., Class A	204,710	9,140
ITT Corp.	121,760	7,770
L-3 Communications Holdings, Inc.	74,495	6,699
Lockheed Martin Corp.	232,952	22,396
Masco Corp.	250,581	6,818
Northrop Grumman Corp.	220,121	16,210
PACCAR, Inc.	158,847	13,340
Pall Corp.	72,422	3,038
Parker Hannifin Corp.	77,004	7,095
Raytheon Co.	295,139	15,802
Rockwell Automation, Inc.	113,641	6,766
Rockwell Collins, Inc.	109,024	7,160
Terex Corp. *	60,000	4,671
Textron, Inc.	83,313	8,470
The Boeing Co.	510,490	47,476
Tyco International Ltd.	1,292,015	42,158
United Technologies Corp.	647,334	43,456
W.W. Grainger, Inc.	43,299	3,577

		737,179
Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	104,886	1,402
Avery Dennison Corp.	65,657	4,084
Cintas Corp.	82,791	3,102
See financial notes.

1

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Equifax, Inc.	82,320	3,276
Monster Worldwide, Inc. *	82,126	3,453
Pitney Bowes, Inc.	139,254	6,684
R.R. Donnelley & Sons Co.	133,447	5,365
Robert Half International, Inc.	108,073	3,599
Waste Management, Inc.	354,865	13,276

		44,241
Consumer Durables & Apparel 1.2%

Brunswick Corp.	56,303	1,845
Centex Corp.	73,429	3,287
Coach, Inc. *	241,716	11,803
D.R. Horton, Inc. (a)	166,456	3,692
Eastman Kodak Co. (a)	172,361	4,294
Fortune Brands, Inc.	93,149	7,461
Harman International Industries, Inc.	40,600	4,949
Hasbro, Inc.	108,795	3,439
Jones Apparel Group, Inc.	75,784	2,530
KB Home	39,275	1,732
Leggett & Platt, Inc.	113,803	2,677
Lennar Corp., Class A	80,382	3,433
Liz Claiborne, Inc.	63,619	2,845
Mattel, Inc.	246,667	6,981
Newell Rubbermaid, Inc.	189,418	5,809
Nike, Inc., Class B	241,742	13,020
Pulte Homes, Inc.	124,686	3,354
Snap-on, Inc.	36,954	2,014
The Black & Decker Corp.	46,450	4,214
The Stanley Works	37,174	2,167
VF Corp.	56,207	4,936
Whirlpool Corp.	49,291	5,226

		101,708
Consumer Services 1.7%

Apollo Group, Inc., Class A *	88,210	4,172
Carnival Corp.	278,107	13,597
Darden Restaurants, Inc.	79,330	3,291
H&R Block, Inc.	204,694	4,628
Harrah’s Entertainment, Inc.	113,304	9,665
Hilton Hotels Corp.	207,414	7,052
International Game Technology	217,069	8,279
Marriott International, Inc., Class A	201,734	9,120
McDonald’s Corp.	761,901	36,785
Starbucks Corp. *	478,610	14,846
Starwood Hotels & Resorts Worldwide, Inc.	137,073	9,187
Wendy’s International, Inc.	66,758	2,517
Wyndham Worldwide Corp. *	126,343	4,371
YUM! Brands, Inc.	174,233	10,778

		138,288
Diversified Financials 10.4%

American Express Co.	782,434	47,470
Ameriprise Financial, Inc.	162,761	9,679
Bank of America Corp.	2,871,232	146,146
Capital One Financial Corp.	259,989	19,307
Chicago Mercantile Exchange Holdings, Inc., Class A	22,100	11,420
CIT Group, Inc.	126,238	7,530
Citigroup, Inc.	3,110,243	166,771
E*TRADE Financial Corp. *	264,098	5,831
Federated Investors, Inc., Class B	46,211	1,763
Fifth Third Bancorp	356,325	14,463
Franklin Resources, Inc.	105,536	13,858
Janus Capital Group, Inc.	135,451	3,389
JPMorgan Chase & Co.	2,231,216	116,246
Legg Mason, Inc.	81,700	8,104
Lehman Brothers Holdings, Inc.	332,806	25,054
Mellon Financial Corp.	272,241	11,687
Merrill Lynch & Co., Inc.	568,790	51,322
Moody’s Corp.	153,991	10,182
Morgan Stanley	682,848	57,366
Northern Trust Corp.	126,934	7,991
SLM Corp.	263,062	14,161
State Street Corp.	217,528	14,981
T. Rowe Price Group, Inc.	170,026	8,447
The Bank of New York Co., Inc.	494,230	20,006
The Bear Stearns Cos., Inc.	76,323	11,884
The Charles Schwab Corp. (c)	660,696	12,633
The Goldman Sachs Group, Inc.	260,167	56,875

		874,566
Energy 10.0%

Anadarko Petroleum Corp.	298,432	13,925
Apache Corp.	211,349	15,323
Baker Hughes, Inc.	197,241	15,856
BJ Services Co.	191,575	5,491
Chesapeake Energy Corp.	242,500	8,184
Chevron Corp.	1,379,919	107,344
ConocoPhillips	1,037,904	71,979
CONSOL Energy, Inc.	98,100	4,107
Devon Energy Corp.	281,673	20,525
El Paso Corp.	412,734	6,191
EOG Resources, Inc.	155,607	11,428
Exxon Mobil Corp. (b)	3,600,831	285,834
Halliburton Co.	659,656	20,957
Hess Corp.	142,902	8,110
Kinder Morgan, Inc.	63,146	6,729
Marathon Oil Corp.	222,961	22,642
Murphy Oil Corp.	98,027	5,435
Nabors Industries Ltd. *	198,396	6,372
National-Oilwell Varco, Inc. *	111,805	9,487
Noble Corp.	82,091	6,913
Occidental Petroleum Corp.	548,444	27,806
Peabody Energy Corp.	100,000	4,798
Rowan Cos., Inc.	64,341	2,357
Schlumberger Ltd.	755,559	55,783
Smith International, Inc.	60,000	3,146
Spectra Energy Corp.	395,434	10,321
See financial notes.

2

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sunoco, Inc.	83,011	6,270
The Williams Cos., Inc.	369,702	10,906
Transocean, Inc. *	180,188	15,532
Valero Energy Corp.	391,385	27,487
Weatherford International Ltd. *	208,531	10,946
XTO Energy, Inc.	233,187	12,655

		840,839
Food & Staples Retailing 2.4%

Costco Wholesale Corp.	291,271	15,603
CVS/Caremark Corp.	995,600	36,080
Safeway, Inc.	288,235	10,463
Supervalu, Inc.	126,724	5,817
Sysco Corp.	388,495	12,719
The Kroger Co.	472,546	13,945
Wal-Mart Stores, Inc.	1,556,593	74,592
Walgreen Co.	636,599	27,947
Whole Foods Market, Inc.	89,700	4,197

		201,363
Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	1,326,689	91,435
Anheuser-Busch Cos., Inc.	499,908	24,591
Archer-Daniels-Midland Co.	419,069	16,218
Brown-Forman Corp., Class B	53,249	3,404
Campbell Soup Co.	122,713	4,798
Coca-Cola Enterprises, Inc.	191,467	4,201
ConAgra Foods, Inc.	331,155	8,140
Constellation Brands, Inc., Class A *	121,205	2,716
Dean Foods Co. *	76,000	2,769
General Mills, Inc.	227,963	13,655
H.J. Heinz Co.	216,951	10,221
Kellogg Co.	156,085	8,258
Kraft Foods, Inc., Class A	918,100	30,729
McCormick & Co., Inc.	88,073	3,269
Molson Coors Brewing Co., Class B	29,275	2,760
PepsiCo, Inc.	1,044,258	69,015
Reynolds American, Inc.	113,578	7,299
Sara Lee Corp.	486,730	7,987
The Coca-Cola Co.	1,312,447	68,497
The Hershey Co.	109,392	6,012
The Pepsi Bottling Group, Inc.	96,411	3,163
Tyson Foods, Inc., Class A	138,602	2,905
UST, Inc.	103,296	5,855
Wm. Wrigley Jr. Co.	138,234	8,139

		406,036
Health Care Equipment & Services 4.1%

Aetna, Inc.	351,072	16,458
AmerisourceBergen Corp.	133,882	6,693
Bausch & Lomb, Inc.	31,704	1,865
Baxter International, Inc.	425,811	24,114
Becton Dickinson & Co.	162,294	12,771
Biomet, Inc.	147,924	6,390
Boston Scientific Corp. *	766,050	11,828
C.R. Bard, Inc.	64,512	5,363
Cardinal Health, Inc.	260,880	18,249
CIGNA Corp.	70,470	10,964
Coventry Health Care, Inc. *	102,747	5,942
Express Scripts, Inc. *	88,127	8,421
Hospira, Inc. *	98,468	3,993
Humana, Inc. *	108,589	6,867
IMS Health, Inc.	127,883	3,751
Laboratory Corp. of America Holdings *	79,844	6,303
Manor Care, Inc.	45,374	2,944
McKesson Corp.	197,566	11,623
Medco Health Solutions, Inc. *	192,338	15,006
Medtronic, Inc.	721,996	38,215
Patterson Cos., Inc. *	77,344	2,789
Quest Diagnostics, Inc.	104,042	5,087
St. Jude Medical, Inc. *	223,259	9,553
Stryker Corp.	187,442	12,172
Tenet Healthcare Corp. (a)*	254,877	1,891
UnitedHealth Group, Inc.	868,708	46,094
Varian Medical Systems, Inc. *	50,000	2,110
WellPoint, Inc. *	401,699	31,722
Zimmer Holdings, Inc. *	155,969	14,112

		343,290
Household & Personal Products 2.3%

Avon Products, Inc.	288,320	11,475
Colgate-Palmolive Co.	329,557	22,324
Kimberly-Clark Corp.	294,411	20,953
The Clorox Co.	96,612	6,481
The Estee Lauder Cos., Inc., Class A	63,300	3,255
The Procter & Gamble Co. (b)	2,013,070	129,461

		193,949
Insurance 4.9%

ACE Ltd.	209,995	12,486
AFLAC, Inc.	324,968	16,684
Ambac Financial Group, Inc.	70,084	6,434
American International Group, Inc.	1,663,332	116,283
AON Corp.	209,515	8,119
Cincinnati Financial Corp.	107,986	4,885
Genworth Financial, Inc., Class A	289,138	10,551
Lincoln National Corp.	184,170	13,104
Loews Corp.	280,987	13,296
Marsh & McLennan Cos., Inc. (a)	345,584	10,976
MBIA, Inc.	83,124	5,782
MetLife, Inc.	494,911	32,516
Principal Financial Group, Inc.	178,412	11,327
Prudential Financial, Inc.	311,081	29,553
SAFECO Corp.	77,332	5,161
See financial notes.

3

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Allstate Corp.	409,082	25,494
The Chubb Corp.	269,560	14,510
The Hartford Financial Services Group, Inc.	203,517	20,596
The Progressive Corp.	495,728	11,436
The Travelers Cos., Inc.	445,852	24,121
Torchmark Corp.	64,261	4,389
Unum Group	196,938	4,900
XL Capital Ltd., Class A	110,199	8,593

		411,196
Materials 3.0%

Air Products & Chemicals, Inc.	142,154	10,875
Alcoa, Inc.	557,137	19,773
Allegheny Technologies, Inc.	54,355	5,956
Ashland, Inc.	39,827	2,388
Ball Corp.	60,522	3,068
Bemis Co., Inc.	60,050	1,995
E.I. du Pont de Nemours & Co.	589,978	29,009
Eastman Chemical Co.	46,991	3,181
Ecolab, Inc.	115,995	4,987
Freeport-McMoRan Copper & Gold, Inc., Class B	208,896	14,029
Hercules, Inc. *	77,522	1,460
International Flavors & Fragrances, Inc.	48,667	2,369
International Paper Co.	305,503	11,524
Louisiana-Pacific Corp. (a)	29,594	583
MeadWestvaco Corp.	117,577	3,922
Monsanto Co.	346,476	20,439
Newmont Mining Corp.	287,412	11,985
Nucor Corp.	202,304	12,838
Pactiv Corp. *	97,595	3,375
PPG Industries, Inc.	111,661	8,216
Praxair, Inc.	206,880	13,354
Rohm & Haas Co.	93,042	4,761
Sealed Air Corp.	108,110	3,557
Sigma-Aldrich Corp.	78,826	3,317
Temple-Inland, Inc.	75,759	4,488
The Dow Chemical Co.	615,793	27,471
United States Steel Corp.	78,948	8,016
Vulcan Materials Co.	61,904	7,656
Weyerhaeuser Co.	133,633	10,586

		255,178
Media 3.4%

CBS Corp., Class B	504,311	16,022
Clear Channel Communications, Inc.	318,500	11,284
Comcast Corp., Class A *	1,976,048	52,681
Dow Jones & Co., Inc. (a)	28,392	1,031
Gannett Co., Inc.	145,039	8,276
Meredith Corp.	17,454	1,011
News Corp., Class A	1,508,911	33,785
Omnicom Group, Inc.	112,491	11,779
The DIRECTV Group, Inc. *	120,500	2,873
The E.W. Scripps Co., Class A (a)	39,225	1,698
The Interpublic Group of Cos., Inc. *	260,619	3,305
The McGraw-Hill Cos., Inc.	232,411	15,230
The New York Times Co., Class A (a)	82,087	1,921
The Walt Disney Co.	1,345,276	47,058
Time Warner, Inc.	2,415,129	49,824
Tribune Co.	122,626	4,022
Viacom, Inc., Class B *	453,503	18,707

		280,507
Pharmaceuticals & Biotechnology 8.1%

Abbott Laboratories	977,375	55,339
Allergan, Inc.	97,761	11,849
Amgen, Inc. *	740,018	47,465
Applied Biosystems Group — Applera Corp.	121,942	3,809
Barr Pharmaceuticals, Inc. *	66,437	3,213
Biogen Idec, Inc. *	223,261	10,540
Bristol-Myers Squibb Co.	1,259,128	36,338
Celgene Corp. *	11,400	697
Eli Lilly and Co.	632,625	37,407
Forest Laboratories, Inc. *	206,823	11,005
Genzyme Corp. *	165,507	10,809
Gilead Sciences, Inc. *	291,372	23,811
Johnson & Johnson	1,835,295	117,863
King Pharmaceuticals, Inc. *	172,292	3,523
MedImmune, Inc. *	153,659	8,709
Merck & Co. Inc.	1,401,827	72,110
Millipore Corp. *	28,708	2,120
Mylan Laboratories, Inc.	126,349	2,771
PerkinElmer, Inc.	71,880	1,740
Pfizer, Inc.	4,537,857	120,072
Schering-Plough Corp.	961,526	30,509
Thermo Fisher Scientific, Inc. *	255,799	13,317
Waters Corp. *	60,968	3,623
Watson Pharmaceuticals, Inc. *	72,111	1,969
Wyeth	861,882	47,834

		678,442
Real Estate 1.0%

Apartment Investment & Management Co., Class A	57,401	3,174
Archstone-Smith Trust	134,930	7,031
AvalonBay Communities, Inc.	33,250	4,065
Boston Properties, Inc.	65,900	7,747
Equity Residential	186,292	8,650
Kimco Realty Corp.	135,000	6,490
Plum Creek Timber Co., Inc.	113,050	4,488
ProLogis	155,206	10,057
Public Storage, Inc.	68,725	6,414
Simon Property Group, Inc.	133,510	15,391
See financial notes.

4

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Vornado Realty Trust (a)	73,127	8,675

		82,182
Retailing 3.6%

Amazon.com, Inc. *	184,888	11,339
AutoNation, Inc. (a)*	81,366	1,663
AutoZone, Inc. *	29,807	3,966
Bed Bath & Beyond, Inc. *	179,765	7,324
Best Buy Co., Inc.	252,741	11,790
Big Lots, Inc. *	47,209	1,520
Circuit City Stores, Inc.	93,008	1,623
Dillard’s, Inc., Class A	33,811	1,171
Dollar General Corp.	170,282	3,636
eBay, Inc. *	740,406	25,129
Family Dollar Stores, Inc.	90,192	2,872
Federated Department Stores, Inc.	319,790	14,045
Genuine Parts Co.	109,453	5,408
IAC/InterActiveCorp *	1,900	72
J.C. Penney Co., Inc.	148,384	11,736
Kohl’s Corp. *	214,451	15,878
Limited Brands, Inc.	214,787	5,922
Lowe’s Cos., Inc.	981,720	30,001
Nordstrom, Inc.	142,282	7,814
Office Depot, Inc. *	175,783	5,910
OfficeMax, Inc.	47,067	2,317
RadioShack Corp.	79,867	2,322
Sally Beauty Holdings, Inc. *	45,240	444
Sears Holdings Corp. *	55,175	10,533
Staples, Inc.	461,497	11,445
Target Corp.	544,939	32,353
The Gap, Inc.	352,174	6,322
The Home Depot, Inc.	1,284,313	48,637
The Sherwin-Williams Co.	67,751	4,320
The TJX Cos., Inc.	292,939	8,170
Tiffany & Co.	87,308	4,164

		299,846
Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (a)*	306,171	4,231
Altera Corp. *	224,794	5,067
Analog Devices, Inc.	227,622	8,791
Applied Materials, Inc.	918,249	17,649
Broadcom Corp., Class A *	290,501	9,456
Intel Corp.	3,704,566	79,648
KLA-Tencor Corp.	123,967	6,886
Linear Technology Corp. (a)	194,138	7,265
LSI Logic Corp. *	254,038	2,159
Maxim Integrated Products, Inc.	203,642	6,459
Micron Technology, Inc. *	479,913	5,504
National Semiconductor Corp.	191,430	5,035
Novellus Systems, Inc. *	88,774	2,874
NVIDIA Corp. *	220,100	7,239
PMC-Sierra, Inc. (a)*	96,604	747
Teradyne, Inc. *	131,483	2,294
Texas Instruments, Inc.	939,340	32,285
Xilinx, Inc. (a)	214,068	6,311

		209,900
Software & Services 5.5%

Adobe Systems, Inc. *	366,422	15,228
Affiliated Computer Services, Inc., Class A *	63,172	3,785
Autodesk, Inc. *	150,146	6,197
Automatic Data Processing, Inc.	362,260	16,215
BMC Software, Inc. *	142,401	4,610
Broadridge Financial Solutions, Inc. *	90,565	1,815
CA, Inc.	280,095	7,635
Citrix Systems, Inc. *	114,845	3,744
Cognizant Technology Solutions Corp., Class A *	90,000	8,046
Computer Sciences Corp. *	109,953	6,107
Compuware Corp. (a)*	182,117	1,797
Convergys Corp. *	92,806	2,344
Electronic Arts, Inc. *	196,319	9,896
Electronic Data Systems Corp.	344,188	10,064
Fidelity National Information Services, Inc.	104,000	5,255
First Data Corp.	490,262	15,884
Fiserv, Inc. *	118,597	6,306
Google, Inc., Class A *	135,170	63,716
Intuit, Inc. *	218,776	6,224
Microsoft Corp. (b)	5,496,763	164,573
Novell, Inc. *	224,287	1,637
Oracle Corp. *	2,550,731	47,954
Paychex, Inc.	210,830	7,822
Symantec Corp. *	595,034	10,473
Unisys Corp. *	184,292	1,445
VeriSign, Inc. *	148,800	4,070
Western Union Co.	490,262	10,320
Yahoo!, Inc. (a)*	763,591	21,411

		464,573
Technology Hardware & Equipment 6.9%

ADC Telecommunications, Inc. *	59,641	1,097
Agilent Technologies, Inc. *	268,167	9,217
Alcatel-Lucent, ADR	310,955	4,120
Apple, Inc. *	544,625	54,354
Avaya, Inc. *	263,155	3,400
Ciena Corp. *	47,966	1,399
Cisco Systems, Inc. *	3,862,898	103,294
Comverse Technology, Inc. *	122,392	2,776
Corning, Inc. *	997,429	23,659
Dell, Inc. *	1,436,194	36,206
EMC Corp. *	1,465,026	22,239
Hewlett-Packard Co.	1,761,058	74,211
See financial notes.

5

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

International Business Machines Corp.	973,347	99,486
Jabil Circuit, Inc.	110,485	2,574
JDS Uniphase Corp. (a)*	127,689	2,104
Juniper Networks, Inc. *	310,000	6,932
Lexmark International, Inc., Class A *	68,716	3,745
Molex, Inc.	90,848	2,715
Motorola, Inc.	1,530,200	26,518
NCR Corp. *	116,524	5,873
Network Appliance, Inc. *	231,263	8,605
QLogic Corp. *	107,172	1,916
QUALCOMM, Inc.	1,048,358	45,918
SanDisk Corp. *	111,600	4,849
Sanmina-SCI Corp. *	288,702	996
Solectron Corp. *	530,136	1,776
Sun Microsystems, Inc. *	2,221,752	11,598
Tektronix, Inc.	55,351	1,627
Tellabs, Inc. *	270,557	2,873
Xerox Corp. *	630,296	11,660

		577,737
Telecommunication Services 3.6%

ALLTEL Corp.	245,106	15,366
AT&T, Inc.	3,962,312	153,421
CenturyTel, Inc.	79,717	3,671
Citizens Communications Co.	225,763	3,515
Embarq Corp.	97,893	5,877
Qwest Communications International, Inc. *	1,068,423	9,488
Sprint Nextel Corp.	1,822,177	36,498
Verizon Communications, Inc.	1,868,151	71,326
Windstream Corp.	266,345	3,894

		303,056
Transportation 1.7%

Burlington Northern Santa Fe Corp.	233,319	20,425
C.H. Robinson Worldwide, Inc.	30,100	1,609
CSX Corp.	283,726	12,248
FedEx Corp.	195,349	20,598
Norfolk Southern Corp.	253,204	13,481
Ryder System, Inc.	35,093	1,847
Southwest Airlines Co.	470,201	6,747
Union Pacific Corp.	172,213	19,675
United Parcel Service, Inc., Class B	674,790	47,526

		144,156
Utilities 3.7%

Allegheny Energy, Inc. *	104,525	5,588
Ameren Corp.	125,730	6,610
American Electric Power Co., Inc.	252,535	12,682
CenterPoint Energy, Inc.	174,137	3,279
CMS Energy Corp.	117,771	2,181
Consolidated Edison, Inc.	150,869	7,734
Constellation Energy Group	114,391	10,195
Dominion Resources, Inc.	217,358	19,823
DTE Energy Co.	110,514	5,591
Duke Energy Corp.	790,869	16,229
Dynegy, Inc., Class A *	249,712	2,350
Edison International	208,567	10,918
Entergy Corp.	132,173	14,954
Exelon Corp.	428,054	32,280
FirstEnergy Corp.	208,363	14,260
FPL Group, Inc.	260,750	16,784
Integrys Energy Group, Inc.	13,079	734
KeySpan Corp.	110,330	4,569
Nicor, Inc.	21,182	1,085
NiSource, Inc.	163,456	4,019
PG&E Corp.	222,156	11,241
Pinnacle West Capital Corp.	51,945	2,508
PPL Corp.	236,742	10,324
Progress Energy, Inc.	159,892	8,083
Public Service Enterprise Group, Inc.	162,087	14,012
Questar Corp.	50,000	4,857
Sempra Energy	165,517	10,507
Southern Co.	474,309	17,924
TECO Energy, Inc.	115,104	2,066
The AES Corp. *	421,510	9,269
TXU Corp.	299,846	19,664
Xcel Energy, Inc.	248,854	5,995

		308,315

Total Common Stock (Cost $5,429,687)		8,377,457

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill 5.05%, 06/14/07	1,500	1,491

Total Short-Term Investment (Cost $1,491)		1,491

End of Investments.
See financial notes.

6

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.9% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	72,615,970	72,616

End of collateral invested for securities on loan.
At 04/30/07 the tax basis cost of the fund’s investments was $5,479,319 and the unrealized appreciation and depreciation were $3,290,630 and ($391,001), respectively, with a net unrealized appreciation of $2,899,629.
In addition to the above, the fund held the following at 04/30/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S&P 500 Index, e-mini, Long, expires 06/16/07	100	7,442	419

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt
See financial notes.

7

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Common Stock	2,297,870	2,713,796
0.2%	Short-Term Investments	6,188	6,188
—%	Warrants	—	2

99.8%	Total Investments	2,304,058	2,719,986
7.1%	Collateral Invested for Securities on Loan	193,412	193,412
(6.9)%	Other Assets and Liabilities, Net		(187,214)

100.0%	Total Net Assets		2,726,184

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.6% of net assets

Automobiles & Components 0.6%

Ford Motor Co. (a)	385,932	3,103
General Motors Corp. (a)	115,559	3,609
Harley-Davidson, Inc.	52,926	3,351
Johnson Controls, Inc.	39,944	4,087
The Goodyear Tire & Rubber Co. *	41,239	1,372

		15,522
Banks 5.1%

BB&T Corp.	110,432	4,596
Comerica, Inc.	32,506	2,012
Commerce Bancorp, Inc. (a)	36,917	1,235
Compass Bancshares, Inc.	25,561	1,743
Countrywide Financial Corp.	122,125	4,528
Fannie Mae	199,060	11,729
First Horizon National Corp. (a)	25,360	994
Freddie Mac	141,493	9,166
Hudson City Bancorp, Inc. (a)	87,402	1,164
Huntington Bancshares, Inc.	48,516	1,076
KeyCorp	83,355	2,974
M&T Bank Corp.	15,754	1,754
Marshall & Ilsley Corp.	52,103	2,502
MGIC Investment Corp. (a)	16,359	1,008
National City Corp.	124,124	4,537
PNC Financial Services Group, Inc.	71,916	5,329
Regions Financial Corp.	148,885	5,224
Sovereign Bancorp, Inc.	70,835	1,719
SunTrust Banks, Inc.	72,374	6,110
Synovus Financial Corp.	66,451	2,097
U.S. Bancorp	359,232	12,340
Wachovia Corp.	389,450	21,630
Washington Mutual, Inc.	192,606	8,086
Wells Fargo & Co.	689,779	24,756
Zions Bancorp	21,927	1,794

		140,103
Capital Goods 8.7%

3M Co.	149,112	12,342
American Standard Cos., Inc.	35,412	1,950
Caterpillar, Inc.	132,788	9,643
Cooper Industries Ltd., Class A	38,665	1,924
Cummins, Inc.	21,412	1,973
Danaher Corp.	48,450	3,449
Deere & Co.	47,274	5,172
Dover Corp.	41,789	2,011
Eaton Corp.	30,458	2,717
Emerson Electric Co.	168,662	7,925
Fluor Corp.	16,823	1,609
General Dynamics Corp.	82,583	6,483
General Electric Co. (a)	2,102,850	77,511
Goodrich Corp.	25,477	1,448
Honeywell International, Inc.	168,470	9,128
Illinois Tool Works, Inc.	85,726	4,399
Ingersoll-Rand Co., Ltd. Class A	62,638	2,797
ITT Corp.	37,782	2,411
L-3 Communications Holdings, Inc.	25,589	2,301
Lockheed Martin Corp.	74,858	7,197
Masco Corp.	80,464	2,189
Navistar International Corp. *	700	39
Northrop Grumman Corp.	71,779	5,286
PACCAR, Inc.	50,803	4,266
Pall Corp.	26,454	1,110
Parker Hannifin Corp.	24,091	2,220
Raytheon Co.	94,819	5,077
Rockwell Automation, Inc.	34,675	2,064
Rockwell Collins, Inc.	34,206	2,246
Terex Corp. *	22,050	1,716
Textron, Inc.	25,638	2,607
The Boeing Co.	163,876	15,240
Tyco International Ltd.	406,233	13,255
United Technologies Corp.	208,174	13,975
W.W. Grainger, Inc.	15,016	1,241

		236,921
Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. (a)*	51,954	694
See financial notes.

1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Avery Dennison Corp.	19,759	1,229
Cintas Corp.	26,904	1,008
Equifax, Inc.	27,284	1,086
Monster Worldwide, Inc. *	26,301	1,106
Pitney Bowes, Inc.	45,298	2,174
R.R. Donnelley & Sons Co.	44,976	1,808
Robert Half International, Inc.	34,319	1,143
Waste Management, Inc.	109,295	4,089

		14,337
Consumer Durables & Apparel 1.2%

Brunswick Corp.	18,689	612
Centex Corp.	24,239	1,085
Coach, Inc. *	76,087	3,715
D.R. Horton, Inc. (a)	51,870	1,150
Eastman Kodak Co. (a)	59,770	1,489
Fortune Brands, Inc.	27,423	2,197
Harman International Industries, Inc. (a)	13,657	1,665
Hasbro, Inc.	36,775	1,162
Jones Apparel Group, Inc.	22,599	755
KB Home	16,022	707
Leggett & Platt, Inc.	33,448	787
Lennar Corp., Class A	28,083	1,199
Liz Claiborne, Inc.	20,919	936
Mattel, Inc. (a)	78,769	2,229
Newell Rubbermaid, Inc.	58,775	1,803
Nike, Inc., Class B	77,521	4,175
Polo Ralph Lauren Corp.	14,008	1,290
Pulte Homes, Inc.	37,161	1,000
Snap-on, Inc.	14,410	785
The Black & Decker Corp.	13,845	1,256
The Stanley Works	16,722	975
VF Corp.	18,245	1,602
Whirlpool Corp.	15,497	1,643

		34,217
Consumer Services 1.7%

Apollo Group, Inc., Class A *	28,553	1,351
Carnival Corp.	90,928	4,445
Darden Restaurants, Inc.	29,953	1,242
H&R Block, Inc.	56,472	1,277
Harrah’s Entertainment, Inc.	37,989	3,240
Hilton Hotels Corp.	76,195	2,591
International Game Technology	69,286	2,643
Marriott International, Inc., Class A	68,567	3,100
McDonald’s Corp.	252,334	12,183
Starbucks Corp. *	151,056	4,686
Starwood Hotels & Resorts Worldwide, Inc.	44,671	2,994
Wendy’s International, Inc.	20,210	762
Wyndham Worldwide Corp. *	40,503	1,401
YUM! Brands, Inc.	54,171	3,351

		45,266
Diversified Financials 10.3%

American Express Co.	246,104	14,931
Ameriprise Financial, Inc.	49,808	2,962
Bank of America Corp.	919,046	46,780
Capital One Financial Corp.	83,331	6,188
Chicago Mercantile Exchange Holdings, Inc., Class A	7,189	3,715
CIT Group, Inc.	40,488	2,415
Citigroup, Inc. (a)	1,003,787	53,823
E*TRADE Financial Corp. *	87,260	1,927
Federated Investors, Inc., Class B	20,771	793
Fifth Third Bancorp (a)	114,052	4,629
Franklin Resources, Inc.	35,863	4,709
Janus Capital Group, Inc.	46,253	1,157
JPMorgan Chase & Co.	713,139	37,155
Legg Mason, Inc.	26,786	2,657
Lehman Brothers Holdings, Inc.	108,298	8,153
Mellon Financial Corp.	84,113	3,611
Merrill Lynch & Co., Inc.	180,676	16,302
Moody’s Corp.	48,040	3,176
Morgan Stanley	217,465	18,269
Northern Trust Corp.	38,804	2,443
SLM Corp.	80,535	4,335
State Street Corp.	68,808	4,739
T. Rowe Price Group, Inc.	55,377	2,751
The Bank of New York Co., Inc.	155,993	6,315
The Bear Stearns Cos., Inc.	23,914	3,723
The Charles Schwab Corp. (b)	208,936	3,995
The Goldman Sachs Group, Inc. (a)	86,904	18,998

		280,651
Energy 10.1%

Anadarko Petroleum Corp.	90,607	4,228
Apache Corp.	64,352	4,666
Baker Hughes, Inc.	63,225	5,083
BJ Services Co.	57,104	1,637
Chesapeake Energy Corp.	78,139	2,637
Chevron Corp.	445,172	34,630
ConocoPhillips	334,689	23,211
CONSOL Energy, Inc.	32,169	1,347
Devon Energy Corp.	87,168	6,352
El Paso Corp.	143,982	2,160
ENSCO International, Inc.	30,951	1,745
EOG Resources, Inc.	47,972	3,523
Exxon Mobil Corp.	1,190,414	94,495
Halliburton Co.	204,671	6,502
Hess Corp.	51,397	2,917
Kinder Morgan, Inc.	21,153	2,254
Marathon Oil Corp.	71,734	7,285
Murphy Oil Corp.	36,909	2,046
Nabors Industries Ltd. *	58,136	1,867
National-Oilwell Varco, Inc. *	35,950	3,050
Noble Corp.	26,701	2,248
Occidental Petroleum Corp.	175,805	8,913
See financial notes.

2

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Peabody Energy Corp.	51,994	2,495
Rowan Cos., Inc.	19,291	707
Schlumberger Ltd.	240,657	17,768
Smith International, Inc. (a)	39,253	2,058
Spectra Energy Corp.	128,214	3,346
Sunoco, Inc.	23,664	1,787
The Williams Cos., Inc.	117,491	3,466
Transocean, Inc. *	58,456	5,039
Valero Energy Corp.	123,444	8,669
Weatherford International Ltd. *	64,712	3,397
XTO Energy, Inc.	72,092	3,912

		275,440
Food & Staples Retailing 2.3%

Costco Wholesale Corp.	91,666	4,911
CVS/Caremark Corp.	313,768	11,371
Safeway, Inc.	90,475	3,284
Supervalu, Inc.	40,581	1,863
Sysco Corp.	121,754	3,986
The Kroger Co.	146,507	4,323
Wal-Mart Stores, Inc.	502,359	24,073
Walgreen Co.	202,762	8,901
Whole Foods Market, Inc.	25,534	1,195

		63,907
Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	428,171	29,510
Anheuser-Busch Cos., Inc.	158,625	7,803
Archer-Daniels-Midland Co.	131,293	5,081
Brown-Forman Corp., Class B	15,508	991
Campbell Soup Co.	45,766	1,790
Coca-Cola Enterprises, Inc.	54,641	1,199
ConAgra Foods, Inc.	104,756	2,575
Constellation Brands, Inc., Class A *	36,999	829
Dean Foods Co. *	27,288	994
General Mills, Inc.	70,162	4,203
H.J. Heinz Co.	67,553	3,182
Kellogg Co.	51,269	2,713
Kraft Foods, Inc., Class A	297,859	9,969
McCormick & Co., Inc.	27,640	1,026
Molson Coors Brewing Co., Class B	10,065	949
PepsiCo, Inc.	335,370	22,165
Reynolds American, Inc. (a)	35,089	2,255
Sara Lee Corp.	156,673	2,571
The Coca-Cola Co.	416,410	21,732
The Hershey Co.	30,792	1,692
The Pepsi Bottling Group, Inc.	27,891	915
Tyson Foods, Inc., Class A	51,531	1,080
UST, Inc.	35,345	2,003
Wm. Wrigley Jr. Co.	42,817	2,521

		129,748
Health Care Equipment & Services 4.0%

Aetna, Inc.	108,567	5,089
AmerisourceBergen Corp.	40,842	2,042
Bausch & Lomb, Inc. (a)	9,361	551
Baxter International, Inc.	137,700	7,798
Becton, Dickinson & Co.	51,506	4,053
Biomet, Inc.	49,994	2,160
Boston Scientific Corp. *	232,371	3,588
C.R. Bard, Inc.	21,063	1,751
Cardinal Health, Inc.	82,799	5,792
CIGNA Corp.	21,139	3,289
Coventry Health Care, Inc. *	34,453	1,992
Express Scripts, Inc. *	28,264	2,701
Hospira, Inc. *	31,854	1,292
Humana, Inc. *	36,330	2,297
IMS Health, Inc.	40,542	1,189
Laboratory Corp. of America Holdings *	26,368	2,081
Manor Care, Inc.	15,059	977
McKesson Corp.	60,630	3,567
Medco Health Solutions, Inc. *	59,999	4,681
Medtronic, Inc.	235,277	12,453
Patterson Cos., Inc. *	27,343	986
Quest Diagnostics, Inc.	31,090	1,520
St. Jude Medical, Inc. *	69,554	2,976
Stryker Corp.	60,698	3,942
Tenet Healthcare Corp. (a)*	96,201	714
UnitedHealth Group, Inc.	275,216	14,603
Varian Medical Systems, Inc. *	24,265	1,024
WellPoint, Inc. *	129,187	10,202
Zimmer Holdings, Inc. *	49,756	4,502

		109,812
Household & Personal Products 2.3%

Alberto-Culver Co.	4,600	112
Avon Products, Inc.	93,010	3,702
Colgate-Palmolive Co.	106,322	7,202
Kimberly-Clark Corp.	93,661	6,666
The Clorox Co.	33,218	2,228
The Estee Lauder Cos., Inc., Class A	25,984	1,336
The Procter & Gamble Co.	647,307	41,628

		62,874
Insurance 4.8%

ACE Ltd.	66,434	3,950
AFLAC, Inc.	105,475	5,415
Ambac Financial Group, Inc.	21,738	1,996
American International Group, Inc.	531,218	37,137
AON Corp.	68,675	2,661
Assurant, Inc.	832	48
Cincinnati Financial Corp.	33,019	1,494
Genworth Financial, Inc., Class A	93,401	3,408
Lincoln National Corp.	61,690	4,389
See financial notes.

3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Loews Corp.	93,352	4,417
Marsh & McLennan Cos., Inc. (a)	112,671	3,578
MBIA, Inc.	26,591	1,850
MetLife, Inc.	158,614	10,421
Principal Financial Group, Inc.	55,103	3,498
Prudential Financial, Inc.	99,698	9,471
SAFECO Corp.	23,046	1,538
The Allstate Corp.	129,027	8,041
The Chubb Corp.	85,390	4,597
The Hartford Financial Services Group, Inc.	64,995	6,578
The Progressive Corp.	155,494	3,587
The Travelers Cos., Inc.	144,894	7,839
Torchmark Corp.	19,994	1,366
Unum Group	73,298	1,824
XL Capital Ltd., Class A	35,626	2,778

		131,881
Materials 3.0%

Air Products & Chemicals, Inc.	45,071	3,448
Alcoa, Inc.	177,145	6,287
Allegheny Technologies, Inc. (a)	20,566	2,254
Ashland, Inc.	13,055	783
Ball Corp.	21,366	1,083
Bemis Co., Inc.	21,464	713
E.I. du Pont de Nemours & Co.	188,019	9,245
Eastman Chemical Co. (a)	18,024	1,220
Ecolab, Inc.	36,407	1,565
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	68,424	4,595
Hercules, Inc. *	32,078	604
International Flavors & Fragrances, Inc.	17,029	829
International Paper Co.	95,692	3,609
Louisiana-Pacific Corp. (a)	17,044	336
MeadWestvaco Corp.	36,955	1,233
Monsanto Co.	111,075	6,552
Newmont Mining Corp.	87,147	3,634
Nucor Corp.	63,127	4,006
Pactiv Corp. *	30,441	1,053
PPG Industries, Inc.	33,822	2,489
Praxair, Inc.	65,981	4,259
Rohm & Haas Co.	29,548	1,512
Sealed Air Corp.	35,579	1,171
Sigma-Aldrich Corp.	28,813	1,212
Temple-Inland, Inc.	23,352	1,383
The Dow Chemical Co.	195,196	8,708
United States Steel Corp.	24,291	2,467
Vulcan Materials Co.	18,416	2,277
Weyerhaeuser Co.	43,546	3,450

		81,977
Media 3.4%

CBS Corp., Class B	161,945	5,145
Clear Channel Communications, Inc.	100,895	3,575
Comcast Corp., Class A *	637,597	16,998
Dow Jones & Co., Inc. (a)	11,348	412
Gannett Co., Inc.	47,973	2,737
Meredith Corp.	9,444	547
News Corp., Class A	478,320	10,710
Omnicom Group, Inc.	35,663	3,734
The DIRECTV Group, Inc. *	157,621	3,758
The E.W. Scripps Co., Class A (a)	17,102	741
The Interpublic Group of Cos., Inc. (a)*	90,319	1,145
The McGraw-Hill Cos., Inc.	72,423	4,746
The New York Times Co., Class A (a)	25,302	592
The Walt Disney Co.	428,478	14,988
Time Warner, Inc.	814,131	16,796
Tribune Co.	37,053	1,215
Viacom, Inc., Class B *	142,745	5,888

		93,727
Pharmaceuticals & Biotechnology 8.2%

Abbott Laboratories	313,604	17,756
Allergan, Inc. (a)	30,343	3,677
Amgen, Inc. *	236,687	15,181
Applied Biosystems Group — Applera Corp.	39,532	1,235
Barr Pharmaceuticals, Inc. *	23,009	1,113
Biogen Idec, Inc. *	68,976	3,256
Bristol-Myers Squibb Co.	402,287	11,610
Celgene Corp. *	74,129	4,534
Eli Lilly and Co.	201,217	11,898
Forest Laboratories, Inc. *	65,561	3,488
Genzyme Corp. *	53,680	3,506
Gilead Sciences, Inc. *	94,011	7,683
Johnson & Johnson	592,223	38,032
King Pharmaceuticals, Inc. *	53,769	1,100
MedImmune, Inc. *	47,152	2,672
Merck & Co. Inc.	448,225	23,057
Millipore Corp. *	9,260	684
Mylan Laboratories, Inc.	47,952	1,052
PerkinElmer, Inc.	27,963	677
Pfizer, Inc.	1,480,229	39,167
Schering-Plough Corp.	311,547	9,885
Thermo Fisher Scientific, Inc. *	83,375	4,340
Waters Corp. *	21,632	1,286
Watson Pharmaceuticals, Inc. *	23,251	635
Wyeth	275,067	15,266

		222,790
Real Estate 1.1%

Apartment Investment & Management Co., Class A	19,677	1,088
Archstone-Smith Trust	43,057	2,244
AvalonBay Communities, Inc.	16,008	1,957
See financial notes.

4

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Boston Properties, Inc.	23,059	2,711
CB Richard Ellis Group, Inc., Class A *	40,348	1,366
Developers Diversified Realty Corp.	1,051	68
Equity Residential	59,645	2,769
Host Hotels & Resorts, Inc.	4,317	111
Kimco Realty Corp.	46,164	2,219
Plum Creek Timber Co., Inc.	36,088	1,433
ProLogis	50,625	3,281
Public Storage, Inc.	24,190	2,257
Simon Property Group, Inc.	45,166	5,207
Vornado Realty Trust (a)	26,380	3,129

		29,840
Retailing 3.6%

Abercrombie & Fitch Co., Class A	731	60
Amazon.com, Inc. *	63,116	3,871
AutoNation, Inc. (a)*	30,501	623
AutoZone, Inc. *	10,286	1,368
Bed Bath & Beyond, Inc. *	50,646	2,063
Best Buy Co., Inc.	78,233	3,650
Big Lots, Inc. *	26,786	863
Circuit City Stores, Inc.	28,900	504
Dillard’s, Inc., Class A	11,883	412
Dollar General Corp.	54,709	1,168
eBay, Inc. *	238,963	8,110
Family Dollar Stores, Inc.	28,391	904
Federated Department Stores, Inc.	106,764	4,689
Genuine Parts Co.	34,757	1,717
IAC/InterActiveCorp *	47,100	1,795
J.C. Penney Co., Inc.	47,021	3,719
Kohl’s Corp. *	66,908	4,954
Limited Brands, Inc.	61,214	1,688
Lowe’s Cos., Inc.	311,099	9,507
Nordstrom, Inc.	47,410	2,604
Office Depot, Inc. *	54,884	1,845
OfficeMax, Inc.	17,218	847
RadioShack Corp.	27,674	805
Sally Beauty Holdings, Inc. *	12,491	123
Sears Holdings Corp. (a)*	18,142	3,464
Staples, Inc.	142,406	3,532
Target Corp.	175,539	10,422
The Gap, Inc.	109,495	1,965
The Home Depot, Inc.	411,638	15,589
The Sherwin-Williams Co.	23,669	1,509
The TJX Cos., Inc.	93,059	2,595
Tiffany & Co.	24,214	1,155

		98,120
Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. (a)*	108,199	1,495
Altera Corp. *	73,881	1,665
Analog Devices, Inc.	69,776	2,695
Applied Materials, Inc.	283,840	5,455
Broadcom Corp., Class A *	95,754	3,117
Intel Corp.	1,178,074	25,329
KLA-Tencor Corp.	42,251	2,347
Linear Technology Corp. (a)	58,931	2,205
LSI Logic Corp. *	75,556	642
Maxim Integrated Products, Inc.	57,462	1,823
Micron Technology, Inc. *	154,070	1,767
National Semiconductor Corp.	58,947	1,550
Novellus Systems, Inc. *	28,156	911
NVIDIA Corp. *	76,603	2,520
PMC-Sierra, Inc. (a)*	36,695	284
Teradyne, Inc. *	38,981	680
Texas Instruments, Inc.	302,778	10,407
Xilinx, Inc. (a)	71,790	2,116

		67,008
Software & Services 5.5%

Adobe Systems, Inc. *	119,247	4,956
Affiliated Computer Services, Inc., Class A *	22,913	1,373
Autodesk, Inc. *	45,092	1,861
Automatic Data Processing, Inc.	112,495	5,035
BMC Software, Inc. *	43,905	1,421
Broadridge Financial Solutions, Inc. *	26,983	541
CA, Inc.	88,890	2,423
Citrix Systems, Inc. *	36,949	1,204
Cognizant Technology Solutions Corp., Class A *	28,883	2,582
Computer Sciences Corp. *	33,472	1,859
Compuware Corp. (a)*	78,528	775
Convergys Corp. *	32,028	809
Electronic Arts, Inc. *	65,190	3,286
Electronic Data Systems Corp.	106,401	3,111
Fidelity National Information Services, Inc.	31,949	1,614
First Data Corp.	156,328	5,065
Fiserv, Inc. *	35,361	1,880
Google, Inc., Class A *	43,567	20,537
Intuit, Inc. *	71,234	2,027
Microsoft Corp. (a)	1,767,228	52,911
Novell, Inc. *	61,393	448
Oracle Corp. (a)*	817,178	15,363
Paychex, Inc.	70,792	2,626
Symantec Corp. *	185,434	3,264
Unisys Corp. *	70,403	552
VeriSign, Inc. *	48,328	1,322
Western Union Co.	156,586	3,296
Yahoo!, Inc. (a)*	243,284	6,822

		148,963
See financial notes.

5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Technology Hardware & Equipment 6.8%

ADC Telecommunications, Inc. *	23,960	441
Agilent Technologies, Inc. *	83,976	2,886
Alcatel-Lucent, ADR	80,210	1,063
Apple, Inc. *	173,903	17,356
Avaya, Inc. *	97,803	1,264
Ciena Corp. *	16,634	485
Cisco Systems, Inc. *	1,243,620	33,254
Comverse Technology, Inc. *	33,494	760
Corning, Inc. *	319,649	7,582
Dell, Inc. *	464,062	11,699
EMC Corp. *	455,349	6,912
Hewlett-Packard Co.	564,170	23,774
International Business Machines Corp.	310,006	31,686
Jabil Circuit, Inc.	36,378	848
JDS Uniphase Corp. (a)*	36,928	609
Juniper Networks, Inc. *	111,489	2,493
Lexmark International, Inc., Class A *	20,974	1,143
Molex, Inc.	27,626	826
Motorola, Inc.	493,665	8,555
NCR Corp. *	37,042	1,867
Network Appliance, Inc. *	78,643	2,926
QLogic Corp. *	36,611	655
QUALCOMM, Inc.	337,610	14,787
SanDisk Corp. (a)*	40,252	1,749
Sanmina-SCI Corp. *	104,970	362
Solectron Corp. *	153,783	515
Sun Microsystems, Inc. *	728,874	3,805
Tektronix, Inc.	17,501	514
Tellabs, Inc. *	90,156	957
Xerox Corp. *	197,160	3,647

		185,420
Telecommunication Services 3.6%

ALLTEL Corp.	77,210	4,840
AT&T, Inc.	1,278,805	49,516
CenturyTel, Inc.	25,344	1,167
Citizens Communications Co.	74,633	1,162
Embarq Corp.	31,509	1,892
Qwest Communications International, Inc. *	330,868	2,938
Sprint Nextel Corp. (a)	586,275	11,743
Verizon Communications, Inc.	596,406	22,771
Windstream Corp.	97,400	1,424

		97,453
Transportation 1.8%

Burlington Northern Santa Fe Corp.	73,304	6,417
C.H. Robinson Worldwide, Inc. (a)	35,535	1,900
CSX Corp.	88,851	3,836
FedEx Corp.	63,422	6,687
Norfolk Southern Corp.	81,026	4,314
Ryder System, Inc.	11,994	631
Southwest Airlines Co.	161,796	2,322
Union Pacific Corp.	56,016	6,400
United Parcel Service, Inc., Class B	219,197	15,438

		47,945
Utilities 3.7%

Allegheny Energy, Inc. *	34,954	1,869
Ameren Corp.	36,892	1,939
American Electric Power Co., Inc.	81,728	4,104
CenterPoint Energy, Inc.	61,689	1,162
CMS Energy Corp.	45,393	841
Consolidated Edison, Inc.	46,378	2,377
Constellation Energy Group	36,756	3,276
Dominion Resources, Inc.	71,071	6,482
DTE Energy Co.	36,287	1,836
Duke Energy Corp.	256,540	5,264
Dynegy, Inc., Class A *	77,523	729
Edison International	66,740	3,494
Entergy Corp.	42,210	4,776
Exelon Corp.	137,099	10,339
FirstEnergy Corp.	65,273	4,467
FPL Group, Inc.	82,522	5,312
Integrys Energy Group, Inc.	15,312	859
KeySpan Corp.	35,727	1,479
Nicor, Inc.	9,099	466
NiSource, Inc.	55,699	1,370
PG&E Corp.	71,385	3,612
Pinnacle West Capital Corp.	19,675	950
PPL Corp.	75,263	3,282
Progress Energy, Inc.	52,038	2,630
Public Service Enterprise Group, Inc.	51,546	4,456
Questar Corp.	16,912	1,643
Sempra Energy	53,648	3,406
Southern Co.	146,393	5,532
TECO Energy, Inc.	42,760	768
The AES Corp. *	136,483	3,001
TXU Corp.	93,790	6,151
Xcel Energy, Inc.	83,123	2,002

		99,874
Total Common Stock (Cost $2,297,870)		2,713,796

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.2% of net assets

Commercial Paper & Other Obligations 0.1%

Bank of America, London Time Deposit 5.03%, 05/01/07	2,107	2,107
See financial notes.

6

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill
4.92%, 06/14/07	300	298
4.95%, 06/14/07	290	289
5.05%, 06/14/07	3,515	3,494

		4,081

Total Short-Term Investments (Cost $6,188)		6,188

	Number of	Value
Security	Shares	($ x 1,000)

Warrants 0.0% of net assets

Technology Hardware & Equipment 0.0%

Lucent Technologies, Inc. * expires 12/10/07	11,390	2

		2

End of Investments.

Collateral Invested for Securities on Loan 7.1% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	193,412,464	193,412

End of collateral invested for securities on loan.
At 04/30/07, the tax basis cost of the fund’s investments was $2,316,022 and the unrealized appreciation and depreciation were $435,301 and ($31,337), respectively, with a net unrealized appreciation of $403,964.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt
See financial notes.

7

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2007 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Common Stock	1,054,104	1,483,838
0.1%	Foreign Common Stock	424	1,225
0.1%	Preferred Stock	723	2,250
1.1%	Short-Term Investments	17,354	17,354

99.9%	Total Investments	1,072,605	1,504,667
3.0%	Collateral Invested for Securities on Loan	44,675	44,675
(2.9)%	Other Assets and Liabilities, Net		(43,750)

100.0%	Net Assets		1,505,592

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.6% of net assets

Automobiles & Components 0.6%

Aftermarket Technology Corp. *	5,011	139
American Axle & Manufacturing Holdings, Inc.	5,300	148
ArvinMeritor, Inc.	9,900	204
Bandag, Inc. (a)	700	35
BorgWarner, Inc.	5,400	421
Cooper Tire & Rubber Co.	8,900	172
Drew Industries, Inc. *	2,400	69
Ford Motor Co. (a)	148,736	1,196
General Motors Corp.	45,386	1,417
Gentex Corp.	11,500	205
Harley-Davidson, Inc.	25,500	1,615
Hawk Corp., Class A *	1,800	18
Hayes Lemmerz International, Inc. *	7,200	41
Johnson Controls, Inc.	15,000	1,535
Lear Corp. *	5,800	213
Modine Manufacturing Co.	3,700	86
Monaco Coach Corp.	1,200	18
Proliance International, Inc. *	872	3
Sauer-Danfoss, Inc.	3,800	113
Standard Motor Products, Inc.	7,500	138
Stoneridge, Inc. *	8,200	95
Strattec Security Corp. *	1,500	71
Superior Industries International, Inc.	800	18
Tenneco Automotive, Inc. *	4,480	134
The Goodyear Tire & Rubber Co. *	17,500	582
Thor Industries, Inc.	4,500	179
TRW Automotive Holdings Corp. *	7,800	289
Visteon Corp. *	10,251	94
Winnebago Industries, Inc. (a)	5,100	164

		9,412
Banks 5.1%

1st Source Corp.	3,728	92
Abigail Adams National Bancorp	550	7
Accredited Home Lenders Holding Co. *	2,500	29
Alabama National Bancorp	1,600	100
Amcore Financial, Inc.	3,700	106
Ameris Bancorp	1,800	41
Anchor Bancorp Wisconsin, Inc.	3,100	83
Arrow Financial Corp.	1,050	23
Associated Banc-Corp	15,500	502
Astoria Financial Corp.	8,300	220
Bancfirst Corp.	1,000	43
BancorpSouth, Inc.	7,612	187
BancTrust Financial Group, Inc.	1,100	22
Bank Mutual Corp.	6,168	73
Bank of Hawaii Corp.	3,500	185
Bank of the Ozarks, Inc. (a)	2,800	83
BankAtlantic Bancorp, Inc., Class A	2,200	21
BankUnited Financial Corp., Class A (a)	2,200	48
Banner Corp.	1,200	45
BB&T Corp.	47,046	1,958
Berkshire Bancorp, Inc.	3,600	58
Berkshire Hills Bancorp, Inc.	1,400	45
BOK Financial Corp.	4,540	233
Boston Private Financial Holdings, Inc.	2,129	59
Brookline Bancorp, Inc.	2,405	29
Bryn Mawr Bank Corp.	1,400	34
Camco Financial Corp.	700	9
Camden National Corp.	700	28
Capital City Bank Group, Inc.	1,875	56
Capitol Bancorp Ltd.	1,500	45
Capitol Federal Financial (a)	6,920	267
Cascade Bancorp	3,318	71
Cathay General Bancorp	3,200	105
Centerline Holding Co.	3,900	70
Central Pacific Financial Corp.	3,400	117
See financial notes.

1

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Century Bancorp Inc., Class A	800	20
Charter Financial Corp.	900	46
Chemical Financial Corp.	1,383	37
Chittenden Corp.	4,772	139
Citizens Banking Corp.	5,650	113
Citizens First Bancorp, Inc.	700	15
Citizens South Banking Corp.	1,000	13
City Holding Co.	1,800	68
City National Corp.	3,100	227
Clayton Holdings, Inc. *	6,000	106
Coastal Financial Corp.	3,670	59
Columbia Banking System, Inc.	1,951	59
Comerica, Inc.	13,496	836
Commerce Bancorp, Inc. (a)	11,320	379
Commerce Bancshares, Inc.	13,997	663
Community Bank System, Inc.	1,400	29
Community Trust Bancorp, Inc.	2,487	83
Compass Bancshares, Inc.	11,400	777
Corus Bankshares, Inc. (a)	4,000	67
Countrywide Financial Corp.	45,000	1,669
Cullen/Frost Bankers, Inc.	6,300	322
CVB Financial Corp.	5,811	69
Dime Community Bancshares	3,375	45
Downey Financial Corp.	2,000	134
East West Bancorp, Inc.	2,600	104
Exchange National Bancshares, Inc.	750	25
F.N.B. Corp.	2,639	44
Fannie Mae	78,900	4,649
First BanCorp	4,200	53
First Busey Corp.	1,500	30
First Charter Corp.	3,500	77
First Citizens BancShares, Inc., Class A	300	61
First Commonwealth Financial Corp.	2,504	28
First Financial Bancorp	1,839	27
First Financial Bankshares, Inc.	2,000	77
First Financial Corp.	600	17
First Financial Holdings, Inc.	3,900	132
First Horizon National Corp. (c)	10,800	424
First Indiana Corp.	1,718	33
First M&F Corp.	2,000	38
First Merchants Corp.	1,041	22
First Midwest Bancorp, Inc.	3,125	112
First Niagara Financial Group, Inc.	7,670	104
First Place Financial Corp.	2,900	58
First Republic Bank	1,200	65
First United Corp.	2,200	52
FirstFed Financial Corp. *	400	25
FirstMerit Corp.	7,300	152
Flagstar Bancorp, Inc.	6,200	73
Flushing Financial Corp.	3,300	51
Freddie Mac	56,100	3,634
Fremont General Corp. (a)	6,200	47
Frontier Financial Corp.	1,575	39
Fulton Financial Corp.	14,762	217
Glacier Bancorp, Inc.	3,697	79
Great Lakes Bancorp, Inc. *	506	7
Great Southern Bancorp, Inc. (a)	1,400	38
Greater Bay Bancorp	5,406	139
Hancock Holding Co.	2,100	82
Harleysville National Corp.	1,274	22
Heritage Financial Corp.	735	17
Home Federal Bancorp	800	23
Horizon Financial Corp.	2,695	57
Hudson City Bancorp, Inc.	48,731	649
Huntington Bancshares, Inc.	19,856	440
IBERIABANK Corp.	875	46
Independent Bank Corp., Massachusetts	1,000	30
Independent Bank Corp., Michigan	4,302	71
IndyMac Bancorp, Inc. (a)	5,900	178
Integra Bank Corp.	1,225	28
International Bancshares Corp.	7,077	204
Irwin Financial Corp.	3,700	59
ITLA Capital Corp.	700	36
Kearny Financial Corp.	2,000	28
KeyCorp	34,300	1,224
Lakeland Financial Corp.	2,200	48
M&T Bank Corp.	8,962	998
MAF Bancorp, Inc.	2,028	81
MainSource Financial Group, Inc.	1,735	28
Marshall & Ilsley Corp.	19,650	944
MASSBANK Corp.	1,500	49
MB Financial, Inc.	2,133	72
Merchants Bancshares, Inc.	750	17
MGIC Investment Corp. (a)	9,300	573
Mid-State Bancshares	3,500	129
Midwest Banc Holdings, Inc.	1,300	22
MutualFirst Financial, Inc.	2,000	38
Nara Bancorp, Inc.	4,000	66
National City Corp.	60,600	2,215
National Penn Bancshares, Inc.	3,957	73
NBT Bancorp, Inc.	1,400	31
NetBank, Inc.	3,300	6
New York Community Bancorp, Inc.	27,585	482
NexCen Brands, Inc. *	1,100	14
North Valley Bancorp	1,500	36
Northrim BanCorp, Inc.	3,125	88
Northway Financial, Inc.	200	7
Northwest Bancorp, Inc.	5,000	136
Oak Hill Financial, Inc.	1,000	23
OceanFirst Financial Corp.	1,050	18
Ocwen Financial Corp. *	8,420	120
Old National Bancorp	6,244	112
Omega Financial Corp.	1,000	28
Oriental Financial Group, Inc.	1,663	19
See financial notes.

2

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

PAB Bankshares, Inc.	700	13
Pacific Capital Bancorp	2,844	77
Park National Corp.	845	75
Partners Trust Financial Group, Inc.	6,470	72
People’s United Financial, Inc.	25,987	517
Peoples Financial Corp.	3,000	75
PFF Bancorp, Inc.	1,680	47
Pinnacle Financial Partners, Inc. *	475	14
PNC Financial Services Group, Inc.	27,998	2,075
Popular, Inc. (a)	21,700	365
Prosperity Bancshares, Inc.	2,400	83
Provident Bankshares Corp.	1,657	53
Provident Financial Holdings, Inc.	750	18
Provident Financial Services, Inc.	5,217	89
R&G Financial Corp., Class B *	2,550	11
Radian Group, Inc.	6,702	389
Regions Financial Corp.	61,962	2,174
Renasant Corp.	1,125	26
Republic Bancorp, Inc., Class A	1,822	33
S&T Bancorp, Inc.	1,400	46
S.Y. Bancorp, Inc.	1,470	35
Sandy Spring Bancorp, Inc.	2,900	94
Santander BanCorp	4,686	83
Seacoast Banking Corp. of Florida	1,980	45
Shore Bancshares, Inc.	750	18
Simmons First National Corp., Class A	1,000	26
Sky Financial Group, Inc.	8,510	232
Southwest Bancorp, Inc.	3,300	81
Sovereign Bancorp, Inc.	30,389	738
State Bancorp, Inc.	1,058	20
Sterling Bancorp	1,918	33
Sterling Bancshares, Inc.	3,150	36
Sterling Financial Corp.	1,562	26
Sterling Financial Corp., Washington	1,827	54
Suffolk Bancorp	2,400	76
Sun Bancorp, Inc. *	3,645	69
SunTrust Banks, Inc.	31,842	2,688
Susquehanna Bancshares, Inc.	3,168	71
SVB Financial Group *	2,200	113
Synovus Financial Corp.	24,600	776
TCF Financial Corp.	13,600	368
TF Financial Corp.	700	21
The Colonial BancGroup, Inc.	10,100	243
The First of Long Island Corp.	4,000	87
The PMI Group, Inc.	8,100	393
The South Financial Group, Inc.	4,500	102
Timberland Bancorp, Inc.	1,000	35
Tompkins Trustco, Inc.	931	36
Triad Guaranty, Inc. (a)*	1,700	75
TriCo Bancshares	400	9
Trustco Bank Corp. NY	2,857	26
Trustmark Corp.	4,300	114
U.S. Bancorp	158,531	5,446
U.S.B. Holding Co., Inc.	1,958	40
UCBH Holdings, Inc.	9,400	169
UMB Financial Corp.	3,574	140
Umpqua Holdings Corp.	343	9
Union Bankshares Corp.	1,050	25
UnionBanCal Corp.	20,100	1,236
United Bankshares, Inc.	3,400	114
United Community Banks, Inc. (a)	3,750	111
Valley National Bancorp	8,550	217
W Holding Co., Inc.	11,938	58
Wachovia Corp.	163,314	9,070
Washington Federal, Inc.	7,942	188
Washington Mutual, Inc.	78,449	3,293
Washington Trust Bancorp, Inc.	1,000	26
Webster Financial Corp.	4,663	207
Wells Fargo & Co.	275,154	9,875
WesBanco, Inc.	3,200	94
West Coast Bancorp	1,200	37
Westamerica Bancorp	1,700	80
Whitney Holding Corp.	6,675	205
Willow Financial Bancorp, Inc.	1,675	19
Wilmington Trust Corp.	5,700	231
Wintrust Financial Corp.	1,800	77
WSFS Financial Corp.	1,000	65
Zions Bancorp	7,725	632

		76,208
Capital Goods 8.1%

3D Systems Corp. (a)*	1,400	27
3M Co.	65,000	5,380
A.O. Smith Corp.	1,300	50
AAON, Inc.	4,075	101
AAR Corp. *	2,500	76
Accuride Corp. *	2,500	37
Aceto Corp.	5,000	40
Actuant Corp., Class A	2,840	151
Acuity Brands, Inc.	5,200	307
Aerosonic Corp. *	300	2
AGCO Corp. *	6,762	282
Alamo Group, Inc.	500	14
Albany International Corp., Class A	3,918	150
Alliant Techsystems, Inc. *	2,437	227
American Science & Engineering, Inc. *	500	24
American Standard Cos., Inc.	15,400	848
American Superconductor Corp. *	700	10
American Woodmark Corp.	4,000	138
Ameron International Corp.	900	62
AMETEK, Inc.	9,300	337
Ampco-Pittsburgh Corp.	2,800	101
See financial notes.

3

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Apogee Enterprises, Inc.	1,200	29
Applied Industrial Technologies, Inc.	6,525	175
Armor Holdings, Inc. *	3,500	250
Astronics Corp. *	1,250	25
Badger Meter, Inc.	4,000	96
Baldor Electric Co.	3,800	150
Barnes Group, Inc.	3,600	87
BE Aerospace, Inc. *	6,200	227
Belden CDT, Inc.	4,400	246
Blount International, Inc. *	1,200	16
Breeze-Eastern Corp. *	500	6
Briggs & Stratton Corp. (a)	3,500	104
C&D Technologies, Inc.	4,500	23
Carlisle Cos., Inc.	3,200	132
Cascade Corp.	4,400	273
Caterpillar, Inc.	53,800	3,907
Ceradyne, Inc. *	2,500	147
Chase Corp.	100	3
CIRCOR International, Inc.	3,750	136
Clarcor, Inc.	3,400	107
Columbus McKinnon Corp. *	2,400	59
Cooper Industries Ltd., Class A	27,400	1,363
Crane Co.	5,000	213
Cummins, Inc.	7,800	719
Curtiss-Wright Corp.	3,600	155
Danaher Corp.	24,000	1,709
Deere & Co.	19,000	2,079
Distributed Energy Systems Corp. *	1,400	2
Donaldson Company, Inc.	6,500	233
Dover Corp.	16,700	804
DRS Technologies, Inc.	2,357	119
Ducommun, Inc. *	3,200	91
DynCorp International, Inc., Class A *	2,000	30
Eaton Corp.	12,600	1,124
Electro Rent Corp. *	5,100	66
EMCOR Group, Inc. *	3,900	244
Emerson Electric Co.	70,000	3,289
Energy Conversion Devices, Inc. *	600	21
ESCO Technologies, Inc. *	2,800	128
Esterline Technologies Corp. *	2,400	100
Evergreen Solar, Inc. *	1,000	10
Fastenal Co.	13,200	543
Federal Signal Corp.	5,300	84
Flow International Corp. *	900	10
Flowserve Corp.	3,900	238
Fluor Corp.	5,600	535
Foster Wheeler Ltd. *	5,200	358
Franklin Electric Co., Inc.	1,300	55
Freightcar America, Inc.	2,500	124
FuelCell Energy, Inc. *	1,200	8
Gardner Denver, Inc. *	3,400	129
GATX Corp.	4,000	196
GenCorp, Inc. *	2,500	33
General Cable Corp. *	4,700	270
General Dynamics Corp.	31,400	2,465
General Electric Co. (c)	815,966	30,077
Global Power Equipment Group, Inc. *	1,000	2
Goodman Global, Inc. *	5,400	101
Goodrich Corp.	8,404	478
Graco, Inc.	7,012	277
GrafTech International Ltd. *	8,600	86
Granite Construction, Inc.	4,850	292
Hardinge, Inc.	1,800	50
Harsco Corp.	6,200	316
Heico Corp., Class A	2,286	71
Herley Industries, Inc. *	4,000	62
Hexcel Corp. (a)*	2,000	43
Honeywell International, Inc.	71,062	3,850
Hubbell, Inc., Class B	3,800	196
Huttig Building Products, Inc. *	811	6
IDEX Corp.	3,150	165
II-VI, Inc. *	3,800	103
Illinois Tool Works, Inc.	51,700	2,653
Infrasource Services, Inc. *	5,700	190
Ingersoll-Rand Co., Ltd., Class A	27,400	1,223
Insituform Technologies, Inc., Class A *	1,300	27
Integrated Electrical Services, Inc. *	5,105	122
ITT Corp.	17,400	1,110
Jacobs Engineering Group, Inc. *	10,600	535
Joy Global, Inc.	19,350	980
Kadant, Inc. *	1	—
Kaydon Corp.	3,300	157
Kennametal, Inc.	4,000	282
L-3 Communications Holdings, Inc.	9,100	818
Ladish Co., Inc. *	1,300	53
Lawson Products, Inc.	2,000	71
Lennox International, Inc.	4,771	161
Lincoln Electric Holdings, Inc.	3,900	249
Lockheed Martin Corp.	37,052	3,562
Lydall, Inc. *	2,500	36
MagneTek, Inc. *	1,500	7
Masco Corp.	35,800	974
McDermott International, Inc. *	12,500	671
Medis Technologies Ltd. (a)*	1,110	17
Merrimac Industries, Inc. *	600	6
Michael Baker Corp. *	500	15
Modtech Holdings, Inc. *	1,000	3
Moog, Inc., Class A *	2,787	119
MSC Industrial Direct Co., Class A	4,300	210
Mueller Industries, Inc.	1,700	56
Mueller Water Products, Inc., Class B	3,139	45
NACCO Industries, Inc., Class A	1,300	207
See financial notes.

4

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

NCI Building Systems, Inc. *	2,900	145
Nordson Corp.	4,000	183
Northrop Grumman Corp.	30,032	2,212
Omega Flex, Inc. *	700	15
Orbital Sciences Corp. *	4,600	96
Oshkosh Truck Corp.	9,000	503
PACCAR, Inc.	21,150	1,776
Pall Corp.	10,900	457
Parker Hannifin Corp.	11,000	1,014
Pentair, Inc.	9,500	305
Perini Corp. *	5,000	213
Plug Power, Inc. *	2,248	7
Powell Industries, Inc. *	1,000	31
Power-One, Inc. (a)*	6,000	26
Precision Castparts Corp.	10,302	1,073
Quanta Services, Inc. (a)*	11,400	313
Quipp, Inc.	900	7
Raven Industries, Inc.	2,800	81
Raytheon Co.	34,900	1,869
Regal-Beloit Corp.	2,500	115
Rockwell Automation, Inc.	15,700	935
Rockwell Collins, Inc.	13,100	860
Roper Industries, Inc.	6,500	364
Rush Enterprises, Inc., Class B *	500	10
Sequa Corp., Class A *	2,800	328
Simpson Manufacturing Co., Inc. (a)	3,200	103
SPX Corp.	8,610	610
Standex International Corp.	3,000	82
Stantec, Inc. *	1,690	51
Taser International, Inc. *	1,700	15
Tecumseh Products Co., Class A *	3,200	33
Teledyne Technologies, Inc. *	12,157	536
Teleflex, Inc.	4,300	309
Tennant Co.	4,200	134
Terex Corp. *	7,400	576
Textron, Inc.	11,800	1,200
The Allied Defense Group, Inc. *	500	4
The Boeing Co.	68,800	6,398
The Genlyte Group, Inc. *	3,200	250
The Gorman-Rupp Co.	3,593	115
The Greenbrier Cos., Inc. (a)	1,600	37
The Manitowoc Co., Inc.	5,800	396
The Middleby Corp. *	3,500	480
The Shaw Group, Inc. *	2,000	65
The Timken Co.	6,600	218
The Toro Co.	4,100	206
Thomas & Betts Corp. *	7,300	398
Titan International, Inc.	800	23
TransDigm Group, Inc. *	3,600	136
Tredegar Corp.	5,100	119
Trinity Industries, Inc.	1,650	77
Triumph Group, Inc.	1,200	73
Tyco International Ltd.	154,100	5,028
United Industrial Corp.	1,200	59
United Rentals, Inc. *	5,900	198
United Technologies Corp.	84,068	5,643
Universal Forest Products, Inc.	2,500	116
URS Corp. *	3,700	162
USG Corp. (a)*	3,900	180
Valmont Industries, Inc.	1,900	119
Vicor Corp.	4,200	45
W.W. Grainger, Inc.	7,300	603
Wabash National Corp.	2,500	39
Wabtec Corp.	2,828	105
Walter Industries, Inc.	4,900	146
Watsco, Inc.	3,400	181
Watts Water Technologies, Inc., Class A	1,000	40
WESCO International, Inc. *	4,800	303
Woodward Governor Co.	4,000	197
Xanser Corp. *	1,400	8

		121,597
Commercial Services & Supplies 1.2%

A.T. Cross Co., Class A *	2,400	22
ABM Industries, Inc.	4,900	138
Administaff, Inc.	2,800	93
Allied Waste Industries, Inc. (a)*	29,100	389
American Locker Group, Inc. *	500	2
American Reprographics Co. *	4,000	133
AMREP Corp. *	2,500	151
Angelica Corp.	2,500	65
Avery Dennison Corp.	9,700	603
Bowne & Co., Inc.	4,200	70
Brady Corp., Class A	1,400	46
Casella Waste Systems, Inc., Class A *	2,500	23
CDI Corp.	3,700	110
Central Parking Corp.	6,000	134
Cenveo, Inc. *	4,300	110
ChoicePoint, Inc. *	6,900	262
Cintas Corp.	15,350	575
Clean Harbors, Inc. *	2,500	116
CompX International, Inc.	1,300	26
Consolidated Graphics, Inc. *	3,900	293
Copart, Inc. *	6,550	190
Cornell Cos., Inc. *	4,600	110
Corrections Corp. of America *	5,742	326
CoStar Group, Inc. *	800	39
Covanta Holding Corp. *	11,700	287
CRA International, Inc. *	2,500	129
Deluxe Corp.	3,800	144
Diamond Management & Technology Consultants, Inc.	1,000	11
Ennis, Inc.	4,500	110
Equifax, Inc.	11,800	470
See financial notes.

5

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Exponent, Inc. *	6,000	127
First Consulting Group, Inc. *	4,800	48
FTI Consulting, Inc. *	2,700	99
G&K Services, Inc., Class A	1,600	56
GP Strategies Corp. *	1,500	14
Healthcare Services Group, Inc.	5,625	157
Heidrick & Struggles International, Inc. *	3,100	146
Herman Miller, Inc.	5,700	196
HNI Corp.	4,000	167
Hudson Highland Group, Inc. *	3,220	53
ICT Group, Inc. *	3,000	56
IHS, Inc., Class A *	3,600	149
IKON Office Solutions, Inc.	12,500	187
Interface, Inc., Class A	5,800	98
John H. Harland Co.	3,500	184
Kelly Services, Inc., Class A	3,200	92
Kforce, Inc. *	405	6
Knoll, Inc.	4,000	93
Korn/Ferry International *	3,600	85
Labor Ready, Inc. *	3,500	76
Learning Tree International, Inc. *	1,400	16
M&F Worldwide Corp. *	1,200	77
Manpower, Inc.	6,991	561
McGrath Rentcorp	1,600	48
Mine Safety Appliances Co. (a)	2,700	114
Mobile Mini, Inc. *	1,200	36
Monster Worldwide, Inc. *	9,800	412
Multi-Color Corp.	1,750	66
Navigant Consulting, Inc. *	5,000	96
On Assignment, Inc. *	4,700	53
PHH Corp. *	4,186	128
Pitney Bowes, Inc.	20,000	960
R.R. Donnelley & Sons Co.	17,000	683
Republic Services, Inc.	26,550	742
Resources Connection, Inc. *	3,700	112
Robert Half International, Inc.	14,000	466
Rollins, Inc.	6,675	154
School Specialty, Inc. *	1,600	53
Spherion Corp. *	6,830	58
Steelcase, Inc., Class A	11,500	224
Stericycle, Inc. *	3,200	279
TeleTech Holdings, Inc. *	5,000	189
Tetra Tech, Inc. *	12,031	250
The Advisory Board Co. *	1,000	47
The Brink’s Co.	5,600	356
The Corporate Executive Board Co.	2,700	172
The Dun & Bradstreet Corp.	12,140	1,096
The Geo Group, Inc. *	5,700	292
The Standard Register Co.	4,100	51
TRC Cos., Inc. *	1,350	13
United Stationers, Inc. *	2,900	173
Viad Corp.	3,625	148
Volt Information Sciences, Inc. *	3,150	80
Waste Connections, Inc. *	5,475	171
Waste Industries USA, Inc.	4,000	105
Waste Management, Inc.	48,100	1,799
Watson Wyatt Worldwide, Inc., Class A	4,600	217
Westaff, Inc. *	2,000	11

		17,774
Consumer Durables & Apparel 1.6%

American Greetings Corp., Class A	8,500	216
Beazer Homes USA, Inc.	2,553	85
Blyth, Inc.	4,800	125
Brookfield Homes Corp. (a)	3,074	104
Brunswick Corp.	7,400	242
Callaway Golf Co.	5,600	101
Carter’s, Inc. *	5,000	131
Cavco Industries, Inc. *	410	15
Centex Corp.	10,700	479
Chromcraft Revington, Inc. *	1,300	12
Coach, Inc. *	32,008	1,563
Columbia Sportswear Co.	4,350	272
Craftmade International, Inc.	2,800	44
CSS Industries, Inc.	3,400	136
D.R. Horton, Inc.	24,604	546
Deckers Outdoor Corp. *	2,500	189
DGSE Cos, Inc. *	700	2
Dominion Homes, Inc. *	500	3
Eastman Kodak Co. (a)	22,700	565
Ethan Allen Interiors, Inc.	4,200	148
Flexsteel Industries, Inc.	600	9
Foamex International, Inc. *	9,115	41
Fortune Brands, Inc.	11,500	921
Fossil, Inc. *	5,462	154
Furniture Brands International, Inc.	4,700	76
Garmin Ltd. (a)	10,000	582
Hampshire Group Ltd. *	2,000	34
Hanesbrands, Inc. *	11,047	294
Harman International Industries, Inc.	6,800	829
Hasbro, Inc.	14,500	458
Helen of Troy Ltd. *	5,000	113
Hovnanian Enterprises, Inc., Class A (a)*	3,700	89
Jarden Corp. *	5,975	252
Jones Apparel Group, Inc.	12,156	406
K-Swiss, Inc., Class A	2,400	69
K2, Inc. *	9,700	146
KB Home	7,800	344
Kellwood Co.	2,900	82
Kenneth Cole Productions, Inc., Class A	3,100	78
Kimball International, Inc., Class B	6,100	110
Leggett & Platt, Inc.	16,200	381
See financial notes.

6

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Lennar Corp., Class A	12,190	521
Lenox Group, Inc. *	3,300	26
Levitt Corp., Class A	550	5
Liz Claiborne, Inc.	8,600	385
M.D.C. Holdings, Inc.	1,903	98
M/I Homes, Inc.	1,800	53
Maidenform Brands, Inc. *	5,000	102
Marine Products Corp.	405	4
MarineMax, Inc. *	800	16
Mattel, Inc.	34,300	971
Meritage Homes Corp. *	1,000	35
Mity Enterprises, Inc. *	600	12
Mohawk Industries, Inc. (a)*	4,819	434
Movado Group, Inc.	3,300	109
Nautilus, Inc.	4,125	57
Newell Rubbermaid, Inc.	23,900	733
Nike, Inc., Class B	41,400	2,230
NVR, Inc. *	500	412
Oakley, Inc.	6,700	162
Oxford Industries, Inc.	2,500	116
Palm Harbor Homes, Inc. *	2,700	40
Perry Ellis International, Inc. *	2,500	83
Phillips-Van Heusen Corp.	5,600	313
Polaris Industries, Inc. (a)	3,200	162
Polo Ralph Lauren Corp.	7,500	691
Pool Corp. (a)	5,662	227
Pulte Homes, Inc.	20,244	545
Quiksilver, Inc. *	4,000	53
RC2 Corp. *	2,200	88
Russ Berrie & Co., Inc. *	3,000	45
Skechers U.S.A., Inc., Class A *	6,500	204
Skyline Corp.	2,600	85
Snap-on, Inc.	4,000	218
Standard Pacific Corp.	4,800	100
Stanley Furniture Co., Inc.	5,200	112
Steven Madden Ltd. *	2,700	80
Sturm, Ruger & Co., Inc. *	6,000	77
Superior Uniform Group, Inc.	1,600	21
Tandy Brands Accessories, Inc.	1,000	13
Tarragon Corp.	4,422	44
Technical Olympic USA, Inc.	2,812	12
Tempur-Pedic International, Inc.	8,000	208
The Black & Decker Corp.	7,100	644
The Boyds Collection Ltd. *	34	—
The Fairchild Corp., Class A *	3,100	6
The Ryland Group, Inc.	3,700	164
The Stanley Works	6,600	385
The Stride Rite Corp.	2,900	41
The Timberland Co., Class A *	5,300	137
The Warnaco Group, Inc. *	2,500	71
Toll Brothers, Inc. *	11,200	334
Tupperware Brands Corp.	4,800	135
UniFirst Corp.	1,500	63
Uniroyal Technology Corp. *	1,100	—
Universal Electronics, Inc. *	5,200	147
VF Corp.	13,500	1,185
Virco Manufacturing Corp. *	1,170	8
WCI Communities, Inc. (a)*	3,800	83
Whirlpool Corp.	6,849	726
Wolverine World Wide, Inc.	7,800	223

		24,700
Consumer Services 2.4%

Ambassadors Group, Inc.	3,400	114
Ambassadors International, Inc.	1,700	70
American Real Estate Partners L.P. (a)	3,800	341
Ameristar Casinos, Inc.	3,400	103
Apollo Group, Inc., Class A *	14,550	688
Applebee’s International, Inc.	7,912	215
Bally Technologies, Inc. *	3,000	70
Bob Evans Farms, Inc.	2,200	81
Boyd Gaming Corp.	7,800	355
Bright Horizons Family Solutions, Inc. *	2,600	100
Brinker International, Inc.	10,350	322
Buca, Inc. *	1,100	5
Burger King Holdings, Inc.	10,800	253
Career Education Corp. *	8,614	254
Carnival Corp.	50,000	2,444
CBRL Group, Inc.	3,446	154
CEC Entertainment, Inc. *	2,025	84
Cedar Fair L.P. *	5,300	154
Chipotle Mexican Grill, Inc., Class A *	2,600	170
Choice Hotels International, Inc.	6,800	256
Churchill Downs, Inc.	900	42
CKE Restaurants, Inc.	4,800	97
Coinstar, Inc. *	5,000	155
Corinthian Colleges, Inc. *	9,200	127
CPI Corp.	2,900	167
Darden Restaurants, Inc.	13,300	552
DeVry, Inc.	4,800	158
Domino’s Pizza, Inc.	5,100	164
Dover Downs Gaming & Entertainment, Inc.	4,899	64
Dover Motorsports, Inc.	1,400	8
Empire Resorts, Inc. *	3,000	26
Gaylord Entertainment Co. *	2,625	144
H&R Block, Inc.	26,300	595
Harrah’s Entertainment, Inc.	15,273	1,303
Hilton Hotels Corp.	32,926	1,119
IHOP Corp.	3,000	177
International Game Technology	29,100	1,110
International Speedway Corp., Class A	3,245	160
Interstate Hotels & Resorts, Inc. *	2,582	13
Isle of Capri Casinos, Inc. (a)*	4,400	108
See financial notes.

7

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ITT Educational Services, Inc. *	6,000	583
Jack in the Box, Inc. *	4,200	280
Jackson Hewitt Tax Service, Inc.	3,000	83
Krispy Kreme Doughnuts, Inc. *	2,100	20
Landry’s Restaurants, Inc.	1,800	53
Las Vegas Sands Corp. *	17,000	1,448
Laureate Education, Inc. *	4,700	278
Life Time Fitness, Inc. *	2,500	128
Luby’s, Inc. *	1,400	14
Marriott International, Inc., Class A	37,400	1,691
Matthews International Corp., Class A	1,900	80
McDonald’s Corp.	105,300	5,084
MGM Mirage *	22,500	1,513
Monarch Casino & Resort, Inc. *	8,000	213
MTR Gaming Group, Inc. *	5,300	85
Multimedia Games, Inc. *	1,500	17
Nobel Learning Communities, Inc. *	500	8
O’Charley’s, Inc. *	400	8
Orient-Express Hotels Ltd., Class A	1,600	84
OSI Restaurant Partners, Inc.	7,000	279
P.F. Chang’s China Bistro, Inc. (a)*	800	31
Panera Bread Co., Class A *	800	45
Papa John’s International, Inc. *	3,400	104
Peet’s Coffee & Tea, Inc. *	1,800	47
Penn National Gaming, Inc. *	6,800	329
Pinnacle Entertainment, Inc. *	3,800	107
Pre-Paid Legal Services, Inc. *	3,600	205
RARE Hospitality International, Inc. *	3,325	97
Regis Corp.	3,900	149
Royal Caribbean Cruises Ltd.	16,500	686
Ruby Tuesday, Inc.	5,600	150
Scientific Games Corp., Class A (a)*	6,500	216
Service Corp. International	24,100	293
Shuffle Master, Inc. (a)*	2,812	48
Six Flags, Inc. *	7,500	45
Smith & Wollensky Restaurant Group, Inc. *	900	9
Sonic Corp. *	7,968	179
Sotheby’s	5,438	281
Speedway Motorsports, Inc.	4,800	186
Starbucks Corp. *	62,600	1,942
Starwood Hotels & Resorts Worldwide, Inc.	17,730	1,188
Station Casinos, Inc.	4,650	405
Stewart Enterprises, Inc., Class A	10,000	75
Strayer Education, Inc.	700	87
The Cheesecake Factory, Inc. *	2,887	80
The ServiceMaster Co.	22,900	352
The Steak n Shake Co. *	1,580	26
Tim Hortons, Inc.	13,949	440
Triarc Cos., Inc., Class B	7,000	114
Vail Resorts, Inc. (a)*	3,800	217
Vertrue, Inc. *	4,500	213
Weight Watchers International, Inc.	8,700	418
Wendy’s International, Inc.	10,300	388
WMS Industries, Inc. (a)*	5,500	219
Wyndham Worldwide Corp. *	16,744	579
Wynn Resorts Ltd. *	4,000	409
YUM! Brands, Inc.	24,000	1,485

		36,315
Diversified Financials 8.8%

A.G. Edwards, Inc.	8,400	609
Advance America Cash Advance Centers, Inc.	6,500	111
Advanta Corp., Class A	7,400	313
Advanta Corp., Class B Class B	5,000	229
Affiliated Managers Group, Inc. *	1,800	212
AllianceBernstein Holding LP *	7,700	700
American Express Co.	105,150	6,379
AmeriCredit Corp. *	12,300	310
Ameriprise Financial, Inc.	21,030	1,251
Asset Acceptance Capital Corp. *	2,500	46
ASTA Funding, Inc. (a)	2,000	87
Bank of America Corp. (c)	381,577	19,422
BlackRock, Inc., Class A	3,400	509
Calamos Asset Management, Inc., Class A	2,500	59
Capital One Financial Corp.	23,710	1,761
Cash America International, Inc.	2,500	108
CBOT Holdings, Inc., Class A (a)*	4,400	830
Chicago Mercantile Exchange Holdings, Inc., Class A	2,200	1,137
CIT Group, Inc.	18,600	1,109
Citigroup, Inc. (c)	412,286	22,107
Cohen & Steers, Inc.	5,400	277
CompuCredit Corp. (a)*	4,400	159
Credit Acceptance Corp. *	2,400	64
Dollar Financial Corp. *	2,500	73
E*TRADE Financial Corp. *	34,335	758
Eaton Vance Corp.	11,600	443
EZCORP, Inc., Class A *	8,500	129
Federated Investors, Inc., Class B	9,950	380
Fifth Third Bancorp	42,601	1,729
Financial Federal Corp.	3,700	97
Franklin Resources, Inc.	20,600	2,705
GAMCO Investors, Inc., Class A	3,200	146
Greenhill & Co., Inc. (a)	2,500	158
IntercontinentalExchange, Inc. *	5,100	648
International Securities Exchange Holdings, Inc.	5,500	367
See financial notes.

8

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Investment Technology Group, Inc. *	4,750	180
Investors Financial Services Corp.	5,500	340
Janus Capital Group, Inc.	19,200	480
Jefferies Group, Inc.	8,200	260
JPMorgan Chase & Co.	295,944	15,419
Knight Capital Group, Inc., Class A *	9,700	157
LaBranche & Co., Inc. *	2,400	20
Legg Mason, Inc.	10,050	997
Lehman Brothers Holdings, Inc.	47,744	3,594
Leucadia National Corp.	17,908	540
Mellon Financial Corp.	35,800	1,537
Merrill Lynch & Co., Inc.	79,800	7,200
MicroFinancial, Inc.	1,900	11
Moody’s Corp.	26,600	1,759
Morgan Stanley	90,300	7,586
Nasdaq Stock Market, Inc. *	8,800	286
Nelnet, Inc., Class A	4,500	121
Northern Trust Corp.	18,500	1,165
Nuveen Investments, Inc., Class A	7,300	389
NYSE Euronext (a)*	11,500	970
Penson Worldwide, Inc. *	8,000	215
Piper Jaffray Cos., Inc. *	950	61
Portfolio Recovery Associates, Inc. (a)*	2,000	111
Raymond James Financial, Inc.	10,350	318
Resource America, Inc., Class A	2,000	44
SEI Investments Co.	9,700	592
Siebert Financial Corp. *	2,900	11
SLM Corp.	37,300	2,008
State Street Corp.	28,000	1,928
SWS Group, Inc.	4,211	109
T. Rowe Price Group, Inc.	21,400	1,063
TD Ameritrade Holding Corp. *	47,100	803
The Bank of New York Co., Inc.	63,000	2,550
The Bear Stearns Cos., Inc.	13,620	2,121
The Charles Schwab Corp. (d)	111,120	2,125
The First Marblehead Corp. (a)	7,500	272
The Goldman Sachs Group, Inc. (a)	38,700	8,460
The Student Loan Corp.	1,700	346
W.P. Carey & Co. LLC	4,100	140
Waddell & Reed Financial, Inc., Class A	7,250	176
Westwood Holdings Group, Inc.	285	7
World Acceptance Corp. *	1,000	43

		131,936
Energy 9.1%

Adams Resources & Energy, Inc.	1,000	38
Alliance Resource Partners L.P.	3,400	135
Alon USA Energy, Inc.	3,700	138
Anadarko Petroleum Corp.	39,060	1,822
Apache Corp.	25,772	1,868
APCO Argentina, Inc.	200	19
Arch Coal, Inc.	7,000	252
Atlas America, Inc. *	1,780	106
ATP Oil & Gas Corp. *	1,600	69
Atwood Oceanics, Inc. *	2,400	151
Baker Hughes, Inc.	28,300	2,275
Basic Energy Services, Inc. *	3,000	78
Berry Petroleum Co., Class A	4,000	136
BJ Services Co.	28,600	820
Boardwalk Pipeline Partners LP	10,500	384
BP Prudhoe Bay Royalty Trust (a)	2,200	141
Bristow Group, Inc. *	1,800	68
Buckeye Partners L.P. *	3,400	183
Cabot Oil & Gas Corp.	27,200	991
Calumet Specialty Products Partners, L.P. *	5,000	267
Cameron International Corp. *	9,100	588
CARBO Ceramics, Inc. (a)	1,900	83
Chesapeake Energy Corp.	19,200	648
Chevron Corp.	178,939	13,920
Cimarex Energy Co.	5,508	217
CNX Gas Corp. *	12,000	337
Compagnie Generale de Geophysique-Veritas S.A. *	6,029	251
Comstock Resources, Inc. *	4,500	128
ConocoPhillips	131,623	9,128
CONSOL Energy, Inc.	14,100	590
CREDO Petroleum Corp. *	2,700	40
Cross Timbers Royalty Trust (a)	1,500	65
Crosstex Energy L.P. (a)*	2,000	72
Denbury Resources, Inc. *	9,800	324
Devon Energy Corp.	37,360	2,722
Diamond Offshore Drilling, Inc.	9,800	839
Dresser-Rand Group, Inc. *	6,000	191
Dril-Quip, Inc. *	3,100	157
El Paso Corp.	51,387	771
Enbridge Energy Management LLC *	1,361	79
Encore Acquisition Co. *	2,250	60
Energy Partners Ltd. *	1,301	22
Energy Transfer Partners L.P.	4,000	250
ENSCO International, Inc.	11,200	631
Enterprise GP Holdings L.P. (a)	2,100	81
Enterprise Products Partners L.P. (a)	29,500	957
EOG Resources, Inc.	22,800	1,674
Exxon Mobil Corp. (c)	493,166	39,147
FMC Technologies, Inc. *	4,591	325
Forest Oil Corp. (a)*	4,450	157
Frontier Oil Corp.	14,400	509
General Maritime Corp.	3,000	96
Global Industries Ltd. *	14,400	299
Grant Prideco, Inc. *	10,100	521
See financial notes.

9

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Grey Wolf, Inc. *	15,000	107
Gulf Island Fabrication, Inc.	2,800	84
GulfMark Offshore, Inc. *	1,600	77
Halliburton Co.	81,200	2,580
Hanover Compressor Co. *	5,600	121
Harvest Natural Resources, Inc. *	6,000	60
Helix Energy Solutions Group, Inc. *	6,064	232
Helmerich & Payne, Inc.	9,600	310
Hess Corp.	19,200	1,090
Holly Corp.	8,000	509
Hornbeck Offshore Services, Inc. *	2,500	79
Hugoton Royalty Trust	4,846	129
Hydril Co. *	2,500	242
Inergy, L.P. *	2,000	69
Input/Output, Inc. *	5,200	73
Key Energy Services, Inc. *	10,300	192
Kinder Morgan Management LLC *	3,943	209
Kinder Morgan, Inc.	10,700	1,140
Lone Star Technologies, Inc. *	1,200	80
Lufkin Industries, Inc.	3,500	218
Magellan Midstream Partners	2,400	122
Marathon Oil Corp.	33,654	3,418
Mariner Energy, Inc. *	6,601	149
Markwest Energy Partners L.P. *	1,000	37
Massey Energy Co.	6,800	183
Matrix Service Co. *	8,000	195
Murphy Oil Corp.	14,500	804
Nabors Industries Ltd. *	23,634	759
NATCO Group, Inc., Class A *	1,200	46
National-Oilwell Varco, Inc. *	14,040	1,191
Natural Resource Partners L.P. (a)	4,000	144
Newfield Exploration Co. *	7,400	324
Noble Corp.	10,100	850
Noble Energy, Inc.	14,218	836
NuStar Energy L.P. *	1,600	111
Occidental Petroleum Corp.	75,020	3,803
Oceaneering International, Inc. *	2,200	105
Oil States International, Inc. *	3,600	122
OMI Corp.	9,000	262
Overseas Shipholding Group, Inc.	3,700	262
Parker Drilling Co. *	18,300	199
Patterson-UTI Energy, Inc.	13,200	322
Peabody Energy Corp.	18,500	888
Penn Virginia Corp.	2,500	200
Penn Virginia Resource Partners, L.P. (a)*	5,000	145
Pioneer Natural Resources Co.	10,133	509
Plains All American Pipeline, L.P.	7,295	430
Plains Exploration & Production Co. *	6,579	309
Pogo Producing Co.	4,700	227
Pride International, Inc. *	12,700	417
Quicksilver Resources, Inc. *	4,200	176
Range Resources Corp.	8,100	296
Rowan Cos., Inc.	8,400	308
RPC, Inc.	11,475	189
Schlumberger Ltd.	100,000	7,383
SEACOR Holdings, Inc. *	1,250	119
Smith International, Inc.	17,300	907
Spectra Energy Corp.	50,178	1,310
St. Mary Land & Exploration Co.	7,400	271
Stone Energy Corp. *	976	29
Sunoco Logistics Partners L.P. (a)*	2,000	120
Sunoco, Inc.	11,000	831
Superior Energy Services, Inc. *	9,900	360
Swift Energy Co. *	2,500	102
TC Pipelines L.P. (a)*	2,400	100
Teekay Shipping Corp.	3,000	179
TEL Offshore Trust	83	1
TEPPCO Partners L.P.	7,000	319
Tesoro Corp.	4,800	582
TETRA Technologies, Inc. *	5,300	140
The Houston Exploration Co. *	2,200	122
The Meridian Resource Corp. *	3,100	8
The Williams Cos., Inc.	44,860	1,323
Tidewater, Inc.	7,700	487
Todco *	8,000	364
Transocean, Inc. *	27,731	2,390
Ultra Petroleum Corp. *	13,000	737
Unit Corp. *	4,400	251
Universal Compression Holdings, Inc. *	2,900	193
USEC, Inc. *	14,300	288
Valero Energy Corp.	47,980	3,370
W&T Offshore, Inc. (a)	5,000	152
W-H Energy Services, Inc. *	3,400	184
Weatherford International Ltd. *	21,200	1,113
Westmoreland Coal Co. *	3,500	82
World Fuel Services Corp.	2,100	97
XTO Energy, Inc.	28,942	1,571

		137,244
Food & Staples Retailing 2.2%

Arden Group, Inc., Class A	600	81
BJ’s Wholesale Club, Inc. *	6,100	211
Casey’s General Stores, Inc.	5,100	128
Costco Wholesale Corp.	38,600	2,068
CVS/Caremark Corp.	125,640	4,553
Ingles Markets, Inc., Class A	300	11
Longs Drug Stores Corp.	3,300	181
Nash Finch Co.	1,700	66
Pathmark Stores, Inc. *	3,900	49
Performance Food Group Co. *	1,900	59
PriceSmart, Inc.	500	8
Rite Aid Corp. *	40,400	248
See financial notes.

10

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Ruddick Corp.	3,100	93
Safeway, Inc.	35,900	1,303
Smart & Final, Inc. *	2,700	59
Spartan Stores, Inc.	500	13
Supervalu, Inc.	19,832	910
Sysco Corp.	48,636	1,592
The Andersons, Inc. (a)	1,000	47
The Great Atlantic & Pacific Tea Co., Inc. *	2,200	71
The Kroger Co.	60,800	1,794
The Pantry, Inc. *	1,000	45
The Topps Co., Inc.	1,700	17
United Natural Foods, Inc. *	2,600	81
Wal-Mart Stores, Inc.	309,100	14,812
Walgreen Co.	80,400	3,530
Weis Markets, Inc.	1,700	73
Whole Foods Market, Inc.	10,900	510
Wild Oats Markets, Inc. *	3,800	69

		32,682
Food, Beverage & Tobacco 4.5%

Alliance One International, Inc. *	10,800	106
Altria Group, Inc.	168,800	11,634
American Italian Pasta Co., Class A *	1,000	11
Anheuser-Busch Cos., Inc.	61,500	3,025
Archer-Daniels-Midland Co.	53,958	2,088
Bridgford Foods Corp. *	300	2
Brown-Forman Corp., Class B	9,912	634
Campbell Soup Co.	35,400	1,384
Chiquita Brands International, Inc.	3,200	47
Coca-Cola Bottling Co. Consolidated	400	22
Coca-Cola Enterprises, Inc.	30,000	658
ConAgra Foods, Inc.	43,293	1,064
Constellation Brands, Inc., Class A *	17,600	394
Corn Products International, Inc.	5,800	231
Dean Foods Co. *	11,113	405
Del Monte Foods Co.	16,031	186
Delta & Pine Land Co.	2,000	83
Flowers Foods, Inc.	4,772	149
Fresh Del Monte Produce, Inc.	4,200	86
General Mills, Inc.	31,300	1,875
Green Mountain Coffee Roasters, Inc. (a)*	900	55
Griffin Land & Nurseries, Inc. *	300	10
H.J. Heinz Co.	27,900	1,314
Hormel Foods Corp.	11,500	438
J & J Snack Foods Corp.	6,400	249
John B. Sanfilippo & Son *	5,000	67
Kellogg Co.	34,400	1,820
Kraft Foods, Inc., Class A	245,513	8,217
Lancaster Colony Corp.	3,400	144
Lance, Inc.	2,900	64
Loews Corp. — Carolina Group	8,600	658
Maui Land & Pineapple Co, Inc. *	800	27
McCormick & Co., Inc.	11,300	419
MGP Ingredients, Inc. (a)	3,400	68
Molson Coors Brewing Co., Class B	6,000	566
Monterey Gourmet Foods, Inc. *	700	3
PepsiAmericas, Inc.	13,200	319
PepsiCo, Inc.	140,800	9,306
Pilgrim’s Pride Corp., Class B	1,400	51
Ralcorp Holdings, Inc. *	6,700	441
Reynolds American, Inc.	22,664	1,456
Rocky Mountain Chocolate Factory, Inc.	2,311	31
Sanderson Farms, Inc.	1,750	69
Sara Lee Corp.	64,378	1,056
Seaboard Corp.	200	499
Smithfield Foods, Inc. *	6,300	193
Tasty Baking Co.	500	4
The Boston Beer Co., Inc. *	2,500	81
The Coca-Cola Co.	202,200	10,553
The Hain Celestial Group, Inc. *	1,406	42
The Hershey Co.	19,400	1,066
The J. M. Smucker Co.	5,438	304
The Pepsi Bottling Group, Inc.	23,400	768
Tootsie Roll Industries, Inc.	2,462	71
TreeHouse Foods, Inc. *	1,722	52
Tyson Foods, Inc., Class A	30,340	636
Universal Corp.	4,800	301
UST, Inc.	12,700	720
Vector Group Ltd.	3,735	68
Wm. Wrigley Jr. Co.	20,750	1,222
Zapata Corp. *	8,000	57

		67,569
Health Care Equipment & Services 4.3%

ABIOMED, Inc. *	800	10
Advanced Medical Optics, Inc. *	4,111	166
Aetna, Inc.	59,200	2,775
Align Technology, Inc. (a)*	8,700	197
Alliance Imaging, Inc. *	1,800	16
Allscripts Healthcare Solutions, Inc. *	1,900	50
Amedisys, Inc. *	3,334	105
America Service Group, Inc. *	3,550	58
American Medical Systems Holdings, Inc. *	7,800	138
AMERIGROUP Corp. *	4,300	121
AmerisourceBergen Corp.	20,648	1,032
AMN Healthcare Services, Inc. *	4,110	100
Amsurg Corp. *	2,300	53
Analogic Corp.	1,400	86
Apria Healthcare Group, Inc. *	4,100	130
See financial notes.

11

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Arrow International, Inc.	3,500	111
Arthrocare Corp. *	1,400	58
Aspect Medical Systems, Inc. *	3,700	57
Bausch & Lomb, Inc.	3,400	200
Baxter International, Inc.	50,118	2,838
Beckman Coulter, Inc.	5,100	320
Becton Dickinson & Co.	21,300	1,676
Biomet, Inc.	20,125	869
BioScrip, Inc. *	2,172	8
Biosite, Inc. *	1,400	129
Boston Scientific Corp. *	109,568	1,692
Brookdale Senior Living, Inc.	300	14
C.R. Bard, Inc.	8,000	665
Cantel Medical Corp. *	3,571	65
Cardinal Health, Inc.	36,160	2,529
Centene Corp. *	1,000	21
Cerner Corp. *	8,400	447
Cerus Corp. *	500	4
Chemed Corp.	1,400	70
Chindex International, Inc. *	2,200	44
Cholestech Corp. *	1,700	33
CIGNA Corp.	12,800	1,992
Clinical Data, Inc. *	117	3
Community Health Systems, Inc. *	7,100	261
CONMED Corp. *	1,700	52
CorVel Corp. *	2,850	77
Coventry Health Care, Inc. *	23,937	1,384
Cross Country Healthcare, Inc. *	4,600	91
CryoLife, Inc. *	750	7
Cyberonics, Inc. *	1,200	26
Cytyc Corp. *	10,300	363
Dade Behring Holdings, Inc.	8,200	403
Datascope Corp.	2,500	93
DaVita, Inc. *	8,250	451
Dendrite International, Inc. *	6,600	105
DENTSPLY International, Inc.	13,100	438
DJ Orthropedics, Inc. *	3,000	117
Eclipsys Corp. *	3,800	71
Edwards Lifesciences Corp. *	3,900	191
Emdeon Corp. *	21,926	354
Enpath Medical, Inc. *	3,000	43
Express Scripts, Inc. *	12,600	1,204
Five Star Quality Care, Inc. *	135	1
Gen-Probe, Inc. *	3,400	174
Genesis Healthcare Corp. *	6,250	400
Gentiva Health Services, Inc. *	3,250	61
Greatbatch, Inc. *	1,100	32
Haemonetics Corp. *	3,700	177
Hanger Orthopedic Group, Inc. *	5,400	64
Health Management Associates, Inc., Class A	15,900	170
Health Net, Inc. *	9,100	492
HealthExtras, Inc. *	1,900	59
Healthspring, Inc. *	4,600	108
HealthTronics, Inc. *	3,500	16
Healthways, Inc. *	3,100	132
Henry Schein, Inc. *	7,600	396
Hillenbrand Industries, Inc.	5,800	355
Hologic, Inc. *	5,200	299
Hooper Holmes, Inc. *	4,600	20
Hospira, Inc. *	14,070	571
Humana, Inc. *	18,900	1,195
ICU Medical, Inc. *	550	23
IDEXX Laboratories, Inc. *	2,500	225
Immucor, Inc. *	6,795	222
IMS Health, Inc.	19,300	566
Integra LifeSciences Holdings Corp. *	1,100	50
Intuitive Surgical, Inc. *	1,050	136
Invacare Corp.	2,000	37
Inventiv Health, Inc. *	2,233	85
Kindred Healthcare, Inc. *	4,624	161
Kinetic Concepts, Inc. *	5,600	280
Kyphon, Inc. *	3,000	140
Laboratory Corp. of America Holdings *	12,800	1,010
Landauer, Inc.	1,100	52
LifePoint Hospitals, Inc. *	3,707	135
Lincare Holdings, Inc. *	7,100	280
Magellan Health Services, Inc. *	3,007	129
Manor Care, Inc.	8,000	519
Matria Healthcare, Inc. *	1,800	52
McKesson Corp.	22,900	1,347
MedCath Corp. *	1,500	45
Medco Health Solutions, Inc. *	25,033	1,953
Medical Action Industries, Inc. *	3,750	85
Medical Staffing Network Holdings, Inc. *	1,800	10
Medtronic, Inc.	95,374	5,048
Mentor Corp.	3,000	117
Meridian Bioscience, Inc.	7,500	223
Merit Medical Systems, Inc. *	2,222	26
Molina Healthcare, Inc. *	2,500	76
National Healthcare Corp.	600	31
National Medical Health Card Systems, Inc. *	800	13
Neogen Corp. *	625	16
Novoste Corp. *	400	1
Nutraceutical International Corp. *	5,000	82
Odyssey Healthcare, Inc. *	2,250	30
Omnicare, Inc.	7,500	249
Option Care, Inc.	2,250	31
OraSure Technologies, Inc. *	1,500	11
Owens & Minor, Inc.	2,000	71
Patterson Cos., Inc. *	10,600	382
PDI, Inc. *	2,900	27
Pediatrix Medical Group, Inc. *	6,000	342
PolyMedica Corp.	779	32
PSS World Medical, Inc. *	5,800	117
Q-Med, Inc. *	500	2
See financial notes.

12

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Quest Diagnostics, Inc.	14,820	725
Regeneration Technologies, Inc. *	1,700	14
RehabCare Group, Inc. *	4,000	66
Res-Care, Inc. *	4,500	81
ResMed, Inc. *	4,000	169
Respironics, Inc. *	3,800	155
Sierra Health Services, Inc. *	21,500	891
SonoSite, Inc. *	1,600	46
St. Jude Medical, Inc. *	29,600	1,267
Steris Corp.	6,100	156
Stryker Corp.	31,100	2,020
Sunrise Senior Living, Inc. *	3,400	130
Symbion, Inc. *	2,500	55
Tenet Healthcare Corp. *	36,650	272
The Cooper Cos., Inc.	2,781	142
The TriZetto Group, Inc. *	5,900	115
Theragenics Corp. *	2,500	15
Thoratec Corp. *	2,636	52
Triad Hospitals, Inc. *	6,044	321
UnitedHealth Group, Inc.	118,880	6,308
Universal Health Services, Inc., Class B	4,000	243
US Physical Therapy, Inc. *	3,500	51
Utah Medical Products, Inc.	2,500	81
Varian Medical Systems, Inc. *	11,900	502
VCA Antech, Inc. *	5,400	213
Viasys Healthcare, Inc. *	2,982	95
VistaCare, Inc., Class A *	1,000	9
Vital Signs, Inc.	1,900	108
WebMD Health Corp., Class A (a)*	5,600	291
Wellcare Health Plans, Inc. *	3,200	258
WellPoint, Inc. *	57,723	4,558
West Pharmaceutical Services, Inc.	4,600	229
Wright Medical Group, Inc. *	1,700	40
Young Innovations, Inc.	2,000	55
Zimmer Holdings, Inc. *	20,300	1,837

		65,374
Household & Personal Products 1.8%

Alberto-Culver Co.	6,950	169
Avon Products, Inc.	39,000	1,552
Central Garden & Pet Co. *	1,600	24
Central Garden & Pet Co., Class A*	3,200	46
Chattem, Inc. *	1,200	69
Church & Dwight Co., Inc.	4,950	251
Colgate-Palmolive Co.	42,500	2,879
Energizer Holdings, Inc. *	6,333	615
Herbalife Ltd.	300	12
Inter Parfums, Inc.	675	16
Kimberly-Clark Corp.	40,639	2,892
NBTY, Inc. *	5,400	267
Nu Skin Enterprises, Inc.	6,500	113
Oil-Dri Corp. of America	500	9
Playtex Products, Inc. *	5,000	76
Spectrum Brands, Inc. *	2,800	19
The Clorox Co.	12,200	818
The Estee Lauder Cos., Inc., Class A	10,300	530
The Procter & Gamble Co. (c)	269,915	17,358
USANA Health Sciences, Inc. (a)*	1,000	40
WD-40 Co.	1,600	55

		27,810
Insurance 5.4%

21st Century Holding Co.	1,500	29
21st Century Insurance Group	7,200	150
ACE Ltd.	23,100	1,374
AFLAC, Inc.	42,600	2,187
Alfa Corp.	6,800	122
Alleghany Corp. *	224	80
Ambac Financial Group, Inc.	7,750	711
American Financial Group, Inc.	10,750	379
American International Group, Inc.	211,922	14,815
American National Insurance Co.	1,300	170
American Physicians Capital, Inc. *	3,750	148
AON Corp.	25,500	988
Arch Capital Group Ltd. *	3,900	284
Argonaut Group, Inc. *	2,400	81
Arthur J. Gallagher & Co.	6,800	190
Assurant, Inc.	11,500	662
Axis Capital Holdings Ltd.	7,200	267
Baldwin & Lyons, Inc., Class B	750	19
Berkshire Hathaway, Inc., Class A *	121	13,213
Brown & Brown, Inc.	11,000	283
Cincinnati Financial Corp.	13,450	609
Citizens, Inc. (a)*	5,000	38
CNA Financial Corp. *	20,900	975
CNA Surety Corp. *	4,700	97
Conseco, Inc. *	11,500	203
Crawford & Co., Class B	1,600	10
Delphi Financial Group, Inc., Class A	6,772	289
EMC Insurance Group, Inc.	1,200	30
Erie Indemnity Co., Class A	5,500	289
Everest Re Group Ltd.	2,900	292
FBL Financial Group, Inc., Class A	2,090	81
Fidelity National Financial, Inc., Class A	17,327	442
First American Corp.	7,800	402
FPIC Insurance Group, Inc. *	400	18
Genworth Financial, Inc., Class A	37,500	1,368
See financial notes.

13

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Great American Financial Resources, Inc.	2,800	69
Hanover Insurance Group, Inc.	4,900	225
Harleysville Group, Inc.	1,800	55
HCC Insurance Holdings, Inc.	7,950	244
Hilb Rogal & Hobbs Co.	3,000	130
Horace Mann Educators Corp.	4,300	91
Independence Holding Co.	2,700	58
Infinity Property & Casualty Corp.	2,500	116
LandAmerica Financial Group, Inc.	5,300	426
Lincoln National Corp.	21,926	1,560
Loews Corp.	45,000	2,129
Markel Corp. *	300	138
Marsh & McLennan Cos., Inc. (a)	43,000	1,366
MBIA, Inc.	11,250	783
Mercury General Corp.	5,400	292
MetLife, Inc.	62,000	4,073
National Financial Partners Corp.	2,500	115
National Western Life Insurance Co., Class A *	300	80
Nationwide Financial Services, Inc., Class A	16,400	937
NYMAGIC, Inc.	2,100	86
Odyssey Re Holdings Corp.	5,400	226
Ohio Casualty Corp.	5,500	174
Old Republic International Corp.	20,437	435
PartnerRe Ltd.	1,900	137
Penn Treaty American Corp. *	150	1
Philadelphia Consolidated Holding Corp. *	5,500	239
PMA Capital Corp., Class A *	700	7
Presidential Life Corp.	1,000	19
Principal Financial Group, Inc.	25,400	1,613
ProAssurance Corp. *	1,670	90
Protective Life Corp.	5,500	258
Prudential Financial, Inc.	45,500	4,323
Reinsurance Group of America, Inc.	5,100	318
RenaissanceRe Holdings Ltd.	1,800	97
RLI Corp.	2,800	156
SAFECO Corp.	12,500	834
Safety Insurance Group, Inc.	1,000	40
SCPIE Holdings, Inc. *	700	15
Selective Insurance Group, Inc.	5,400	141
StanCorp Financial Group, Inc.	5,000	238
State Auto Financial Corp.	3,800	114
Stewart Information Services Corp.	1,400	56
The Allstate Corp.	58,874	3,669
The Chubb Corp.	33,094	1,781
The Commerce Group, Inc.	5,700	186
The Hartford Financial Services Group, Inc.	24,400	2,469
The Midland Co.	4,300	189
The Navigators Group, Inc. *	1,500	77
The Phoenix Cos., Inc.	9,500	142
The Progressive Corp.	85,200	1,966
The Travelers Cos., Inc.	54,550	2,951
Torchmark Corp.	10,600	724
Transatlantic Holdings, Inc.	6,437	447
U.S.I. Holdings Corp. *	4,500	76
United Fire & Casualty Co.	1,000	37
Unitrin, Inc.	5,600	264
Universal American Financial Corp. *	4,000	74
Unum Group	23,914	595
W. R. Berkley Corp.	22,950	746
Wesco Financial Corp.	200	89
White Mountains Insurance Group Ltd.	200	115
XL Capital Ltd., Class A	14,700	1,146
Zenith National Insurance Corp.	3,400	157

		81,699
Materials 3.4%

A. Schulman, Inc.	2,300	53
A.M. Castle & Co.	1,500	51
AEP Industries, Inc. *	400	17
Air Products & Chemicals, Inc.	17,700	1,354
Airgas, Inc.	7,500	334
AK Steel Holding Corp. *	9,527	291
Albemarle Corp.	9,000	382
Alcoa, Inc.	71,664	2,543
Allegheny Technologies, Inc.	7,700	844
Aptargroup, Inc.	2,200	161
Arch Chemicals, Inc.	2,700	82
Ashland, Inc.	5,500	330
Ball Corp.	8,700	441
Bemis Co., Inc.	8,900	296
Bowater, Inc. (a)	2,300	50
Buckeye Technologies, Inc. *	3,700	47
Cabot Corp.	5,200	236
Carpenter Technology Corp.	2,500	303
Celanese Corp., Class A	12,500	415
Century Aluminum Co. *	600	28
CF Industries Holdings, Inc.	4,400	175
Chaparral Steel Co.	4,500	317
Chemtura Corp.	19,427	214
Chesapeake Corp.	1,000	15
Cleveland-Cliffs, Inc.	3,000	208
Commercial Metals Co.	9,000	302
Compass Minerals International, Inc.	2,500	86
Crown Holdings, Inc. *	13,400	324
Cytec Industries, Inc.	3,600	198
Deltic Timber Corp.	700	35
E.I. du Pont de Nemours & Co.	78,195	3,845
Eagle Materials, Inc.	4,143	185
Eastman Chemical Co.	5,600	379
See financial notes.

14

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Ecolab, Inc.	21,500	924
Ferro Corp.	4,200	87
Florida Rock Industries, Inc.	5,987	414
FMC Corp. *	3,100	238
Freeport-McMoRan Copper & Gold, Inc., Class B	25,822	1,734
Georgia Gulf Corp.	3,300	53
Gibraltar Industries, Inc.	2,500	56
Goldcorp, Inc.	18,759	457
Greif, Inc., Class A	7,400	411
H.B. Fuller Co.	6,500	166
Hawkins, Inc.	1,900	28
Headwaters, Inc. (a)*	7,500	163
Hecla Mining Co. *	12,000	106
Hercules, Inc. *	11,000	207
Huntsman Corp.	17,500	343
International Flavors & Fragrances, Inc.	7,400	360
International Paper Co.	39,304	1,483
Kronos Worldwide, Inc.	3,560	113
Landec Corp. *	2,500	32
LESCO, Inc. *	500	7
Louisiana-Pacific Corp. (a)	8,300	164
Lyondell Chemical Co.	19,930	620
Martin Marietta Materials, Inc.	4,200	612
Material Sciences Corp. *	4,000	37
MeadWestvaco Corp.	14,474	483
Meridian Gold, Inc. *	6,600	167
Metal Management, Inc.	2,500	120
Minerals Technologies, Inc.	600	38
Mod-Pac Corp. *	500	6
Monsanto Co.	43,290	2,554
Myers Industries, Inc.	8,080	181
Nalco Holding Co.	13,600	361
Neenah Paper, Inc.	1,231	47
NewMarket Corp.	2,000	94
Newmont Mining Corp.	32,251	1,345
NL Industries, Inc.	5,300	63
NN, Inc.	1,800	21
Nucor Corp.	27,000	1,713
Olin Corp.	4,820	83
OM Group, Inc. *	2,400	126
Omnova Solutions, Inc. *	3,400	18
Owens-Illinois, Inc. *	13,700	412
Packaging Corp. of America	8,500	210
Pactiv Corp. *	12,400	429
Penford Corp.	5,200	102
PolyOne Corp. *	3,200	21
PPG Industries, Inc.	13,900	1,023
Praxair, Inc.	25,700	1,659
Quanex Corp.	5,625	242
Reliance Steel & Aluminum Co.	8,500	505
Rock-Tenn Co., Class A	1,500	57
Rohm & Haas Co.	26,753	1,369
Royal Gold, Inc. (a)	2,200	65
RPM International, Inc.	9,600	204
RTI International Metals, Inc. *	1,500	141
Schnitzer Steel Industries, Inc., Class A	1,650	86
Schweitzer-Mauduit International, Inc.	3,300	91
Sealed Air Corp.	12,000	395
Sensient Technologies Corp.	4,800	126
Sigma-Aldrich Corp.	12,600	530
Silgan Holdings, Inc.	5,800	333
Smurfit-Stone Container Corp. *	20,000	241
Sonoco Products Co.	8,000	341
Southern Copper Corp. (a)	10,800	867
Spartech Corp.	4,200	118
Steel Dynamics, Inc.	7,000	310
Stepan Co.	1,200	34
Stillwater Mining Co. *	7,133	110
Symyx Technologies, Inc. *	3,800	44
Temple-Inland, Inc.	8,800	521
Terra Industries, Inc. *	7,500	132
Texas Industries, Inc. (a)	1,000	76
The Dow Chemical Co.	78,766	3,514
The Lubrizol Corp.	5,400	324
The Mosaic Co. *	36,000	1,062
The Scotts Miracle-Gro Co., Class A	5,600	252
The Valspar Corp.	8,400	227
Titanium Metals Corp. *	11,307	390
United States Steel Corp.	9,900	1,005
Valhi, Inc. (a)	8,600	144
Vulcan Materials Co.	6,900	853
Wausau Paper Corp.	4,700	63
Westlake Chemical Corp.	5,100	149
Weyerhaeuser Co.	18,250	1,446
Worthington Industries, Inc. (a)	7,200	160

		51,159
Media 3.9%

4Kids Entertainment, Inc. *	4,000	65
Acme Communications, Inc. *	1,900	11
Alloy, Inc. *	1,000	12
Arbitron, Inc.	2,120	105
Belo Corp., Class A	9,400	181
Cablevision Systems Corp., Class A *	21,100	692
Carmike Cinemas, Inc.	2,500	62
Catalina Marketing Corp.	5,900	187
CBS Corp., Class B	72,006	2,288
Citadel Broadcasting Co.	2,500	23
CKX, Inc. *	7,300	76
Clear Channel Communications, Inc.	49,721	1,762
See financial notes.

15

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Clear Channel Outdoor Holdings, Inc., Class A (a)*	23,700	677
Comcast Corp., Class A *	227,004	6,052
Comcast Corp., Special Class A *	64,200	1,695
Cox Radio, Inc., Class A *	4,600	65
Crown Media Holdings, Inc., Class A *	6,000	34
Cumulus Media Inc., Class A *	4,351	41
Daily Journal Corp. *	500	20
Discovery Holding Co. *	22,323	486
Dow Jones & Co., Inc. (a)	6,500	236
DreamWorks Animation SKG, Inc., Class A *	8,200	240
EchoStar Communications Corp., Class A *	37,700	1,754
Emak Worldwide, Inc. *	500	2
Emmis Communications Corp., Class A *	713	7
Entercom Communications Corp., Class A	3,000	83
Entravision Communications Corp., Class A *	5,000	49
Gannett Co., Inc.	19,500	1,113
Gemstar — TV Guide International, Inc. *	38,120	169
Getty Images, Inc. *	4,600	239
Gray Television, Inc.	5,600	60
Harte-Hanks, Inc.	8,100	211
Hearst-Argyle Television, Inc.	7,500	200
Idearc, Inc.	12,378	430
Interactive Data Corp.	20,700	593
John Wiley & Sons, Inc., Class A	6,300	236
Journal Communications, Inc., Class A	7,500	101
Journal Register Co.	3,200	19
Lakes Entertainment, Inc. *	1,800	22
Lamar Advertising Co., Class A *	9,200	555
Lee Enterprises, Inc.	2,500	65
Liberty Global, Inc., Class A *	12,575	451
Liberty Global, Inc., Series C *	12,601	421
Liberty Media Corp. — Capital, Series A *	11,161	1,261
Lin TV Corp., Class A *	3,300	53
Live Nation, Inc. *	6,215	126
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	74
Marvel Entertainment, Inc. *	11,700	346
Media General, Inc., Class A	2,000	74
Mediacom Communications Corp., Class A *	7,600	66
Meredith Corp.	3,800	220
Morningstar, Inc. *	3,200	167
News Corp., Class A	253,950	5,686
Nexstar Broadcasting Group, Inc., Class A *	4,500	54
Omnicom Group, Inc.	16,800	1,759
Playboy Enterprises, Inc., Class B *	4,500	44
ProQuest Co. *	1,700	16
R.H. Donnelley Corp. *	5,466	427
Radio One, Inc., Class A *	9,500	67
Regal Entertainment Group, Class A	12,100	263
Salem Communications Corp., Class A *	900	10
Scholastic Corp. *	2,200	68
Sinclair Broadcast Group, Inc., Class A	7,300	119
Sirius Satellite Radio, Inc. *	2,600	8
Sun-Times Media Group, Inc., Class A	7,300	45
The DIRECTV Group, Inc. *	101,476	2,419
The E.W. Scripps Co., Class A (a)	12,000	520
The Interpublic Group of Cos., Inc. *	34,537	438
The McClatchy Co., Class A	8,416	243
The McGraw-Hill Cos., Inc.	34,600	2,267
The New York Times Co., Class A (a)	13,200	309
The Walt Disney Co.	195,410	6,835
The Washington Post Co., Class B	600	446
Time Warner, Inc.	367,052	7,572
Tivo, Inc. *	4,500	29
Tribune Co.	26,900	882
Triple Crown Media, Inc. *	560	5
Valassis Communications, Inc. *	3,700	71
Value Line, Inc.	300	14
Viacom, Inc., Class B *	56,606	2,335
Virgin Media, Inc.	15,000	379
Warner Music Group Corp.	11,700	201
Westwood One, Inc.	7,200	49
World Wrestling Entertainment, Inc., Class A	4,900	83
Xanadoo Co. *	63	16
XM Satellite Radio Holdings, Inc., Class A *	15,300	179

		58,035
Pharmaceuticals & Biotechnology 7.0%

Abbott Laboratories	125,705	7,117
Accelrys, Inc. *	1,300	8
Adolor Corp. (a)*	1,700	6
Affymetrix, Inc. *	4,900	129
Albany Molecular Research, Inc. *	1,600	15
Alkermes, Inc. *	3,100	51
Allergan, Inc.	13,234	1,604
Alpharma, Inc., Class A *	3,700	90
Amgen, Inc. *	103,268	6,624
Amylin Pharmaceuticals, Inc. *	2,300	95
See financial notes.

16

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Aphton Corp. *	800	—
Applied Biosystems Group — Applera Corp.	16,500	515
Arena Pharmaceuticals, Inc. *	800	10
ArQule, Inc. *	8,800	77
Avigen, Inc. *	900	6
Barr Pharmaceuticals, Inc. *	8,781	425
Bio-Rad Laboratories, Inc., Class A *	3,000	212
BioCryst Pharmaceuticals, Inc. (a)*	1,400	12
Biogen Idec, Inc. *	28,125	1,328
BioMarin Pharmaceuticals, Inc. *	1,800	29
BioVeris Corp. *	3,800	80
Bradley Pharmaceuticals, Inc. *	1,700	33
Bristol-Myers Squibb Co.	153,750	4,437
Bruker BioSciences Corp. *	2,100	24
Caliper Life Sciences, Inc. *	700	4
Cambrex Corp.	3,400	82
Celera Group-Applera Corp. *	5,600	78
Celgene Corp. *	27,000	1,651
Cell Genesys, Inc. *	1,500	7
Cephalon, Inc. *	6,000	478
Charles River Laboratories International, Inc. *	6,416	304
CollaGenex Pharmaceuticals, Inc. *	3,000	41
Covance, Inc. *	5,800	351
Cubist Pharmaceuticals, Inc. *	1,900	41
CuraGen Corp. (a)*	9,800	25
CV Therapeutics, Inc. *	1,100	9
Dendreon Corp. *	1,400	21
Digene Corp. *	1,400	64
Dionex Corp. *	1,200	83
Diversa Corp. (a)*	1,100	8
Durect Corp. *	2,000	9
Dyax Corp. *	2,000	9
Eli Lilly and Co.	92,400	5,464
Emisphere Technologies, Inc. *	800	3
Encysive Pharmaceuticals, Inc. *	2,600	9
Endo Pharmaceutical Holdings, Inc. *	10,500	325
Enzo Biochem, Inc. *	1,781	30
Enzon Pharmaceuticals, Inc. *	4,400	37
eResearch Technology, Inc. *	5,625	49
Exelixis, Inc. *	7,300	78
Forest Laboratories, Inc. *	27,500	1,463
Genentech, Inc. *	83,300	6,663
Genzyme Corp. *	20,732	1,354
Geron Corp. *	1,000	7
Gilead Sciences, Inc. *	35,420	2,895
Harvard Bioscience, Inc. *	500	3
Human Genome Sciences, Inc. *	5,100	55
Illumina, Inc. *	1,500	49
ImClone Systems, Inc. *	6,935	290
ImmunoGen, Inc. *	1,500	8
Impax Laboratories, Inc. *	1,600	16
Incyte Corp. *	2,600	20
Indevus Pharmaceuticals, Inc. *	1,800	13
Inspire Pharmaceuticals, Inc. *	1,300	10
InterMune, Inc. (a)*	1,100	32
Invitrogen Corp. *	3,629	238
Isis Pharmaceuticals, Inc. *	1,900	19
Johnson & Johnson	246,370	15,822
K-V Pharmaceutical Co., Class A *	2,700	70
Kendle International, Inc. *	2,700	92
King Pharmaceuticals, Inc. *	18,516	379
Kosan Biosciences, Inc. *	2,500	14
Lexicon Pharmaceuticals, Inc. *	6,900	24
Ligand Pharmaceuticals, Inc., Class B *	2,300	16
Luminex Corp. *	800	11
Matrixx Initiatives, Inc. *	1,700	31
Maxygen, Inc. *	6,500	70
Medarex, Inc. *	3,000	41
Medicis Pharmaceutical Corp., Class A	3,400	103
MedImmune, Inc. *	19,875	1,127
Merck & Co. Inc.	183,552	9,442
MGI Pharma, Inc. *	6,932	153
Millennium Pharmaceuticals, Inc. *	25,856	286
Millipore Corp. *	5,100	377
Mylan Laboratories, Inc.	16,600	364
Myriad Genetics, Inc. *	1,400	51
Nabi Biopharmaceuticals *	2,800	15
Nektar Therapeutics *	2,200	27
Neurocrine Biosciences, Inc. *	1,400	18
Neurogen Corp. *	800	6
Northfield Laboratories, Inc. (a)*	1,100	5
Noven Pharmaceuticals, Inc. *	1,800	42
NPS Pharmacuticals, Inc. *	1,000	4
Nuvelo, Inc. *	300	1
Omrix Biopharmaceuticals, Inc. *	5,500	195
Onyx Pharmaceuticals, Inc. *	1,800	48
Orchid Cellmark, Inc. *	280	2
OSI Pharmaceuticals, Inc. *	4,998	173
OXiGENE, Inc. *	900	4
Pain Therapeutics, Inc. *	2,600	20
Par Pharmaceutical Cos., Inc. *	1,900	51
PAREXEL International Corp. *	2,400	94
PDL BioPharma, Inc. *	4,100	104
PerkinElmer, Inc.	11,477	278
Perrigo Co.	7,300	139
Pfizer, Inc.	610,192	16,146
Pharmaceutical Product Development, Inc.	10,000	361
See financial notes.

17

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Pharmacopeia Drug Discovery, Inc. *	650	4
Pharmacyclics, Inc. *	1,100	4
PharmaNet Development Group, Inc. *	4,500	123
Pharmion Corp. *	2,500	76
POZEN, Inc. *	1,300	19
Regeneron Pharmaceuticals, Inc. *	5,200	141
Sangamo BioSciences, Inc. (a)*	1,200	9
Savient Pharmaceuticals, Inc. *	2,300	26
Schering-Plough Corp.	121,750	3,863
Sciele Pharma, Inc. *	3,400	84
Sepracor, Inc. *	6,600	354
SuperGen, Inc. *	900	6
Tanox, Inc. *	4,900	91
Techne Corp. *	3,800	224
The Medicines Co. *	1,700	39
Thermo Fisher Scientific, Inc. *	37,302	1,942
Third Wave Technologies, Inc. *	1,800	10
Titan Pharmaceuticals, Inc. *	800	2
Trimeris, Inc. *	500	4
Valeant Pharmaceuticals International	7,900	142
Varian, Inc. *	5,800	336
Ventana Medical Systems, Inc. *	2,400	117
Vertex Pharmaceuticals, Inc. *	3,144	97
Vical, Inc. *	1,600	8
ViroPharma, Inc. *	6,000	90
Waters Corp. *	8,700	517
Watson Pharmaceuticals, Inc. *	7,732	211
Wyeth	109,400	6,072
ZymoGenetics, Inc. *	2,000	30

		106,169
Real Estate 2.0%

Affordable Residential Communities, Inc. *	3,726	44
Alexander’s, Inc. *	700	269
Alexandria Real Estate Equities, Inc.	2,500	265
AMB Property Corp.	7,300	445
American Financial Realty Trust	8,500	90
American Home Mortgage Investment Corp. (a)	4,500	111
American Land Lease, Inc.	1,700	44
American Mortgage Acceptance Co.	1,500	13
American Realty Investors, Inc. *	1,037	9
Annaly Capital Management, Inc.	9,400	150
Anthracite Capital, Inc.	4,900	57
Anworth Mortgage Asset Corp.	1,000	10
Apartment Investment & Management Co., Class A	7,400	409
Archstone-Smith Trust	15,285	796
AvalonBay Communities, Inc.	6,100	746
Boston Properties, Inc.	9,900	1,164
Brandywine Realty Trust	7,363	242
BRE Properties, Inc.	5,000	300
Brookfield Properties Corp.	17,800	731
Camden Property Trust	2,300	160
CapitalSource, Inc.	6,900	178
Capstead Mortgage Corp.	2,240	22
CB Richard Ellis Group, Inc., Class A *	17,500	592
CBL & Associates Properties, Inc.	4,400	200
Colonial Properties Trust	2,567	127
Consolidated-Tomoka Land Co.	900	68
Corporate Office Properties Trust	3,500	165
Cousins Properties, Inc.	5,200	175
Crescent Real Estate Equities Co.	7,400	152
Developers Diversified Realty Corp.	7,612	496
Duke Realty Corp.	12,990	560
EastGroup Properties, Inc.	900	45
Entertainment Properties Trust	2,200	133
Equity Inns, Inc.	2,700	46
Equity Lifestyle Properties, Inc.	3,000	163
Equity One, Inc.	6,600	184
Equity Residential	24,700	1,147
Essex Property Trust, Inc.	2,600	335
Federal Realty Investment Trust	5,200	469
Felcor Lodging Trust, Inc.	5,700	146
First Industrial Realty Trust, Inc.	2,600	114
Forest City Enterprises, Inc., Class A	10,400	695
Friedman, Billings, Ramsey Group, Inc., Class A	12,080	67
General Growth Properties, Inc.	20,460	1,306
Getty Realty Corp.	2,000	57
Glimcher Realty Trust	3,800	103
Health Care Property Investors, Inc.	10,648	377
Health Care REIT, Inc.	5,200	235
Healthcare Realty Trust, Inc. (a)	4,900	167
Highwoods Properties, Inc.	5,600	228
Home Properties, Inc.	2,500	139
Hospitality Properties Trust	6,000	273
Host Hotels & Resorts, Inc.	39,254	1,006
HRPT Properties Trust	13,500	165
IMPAC Mortgage Holdings, Inc. (a)	4,800	27
Inland Real Estate Corp.	5,500	100
Innkeepers USA Trust	1,500	26
iStar Financial, Inc.	9,390	450
Jones Lang LaSalle, Inc.	2,300	247
Kilroy Realty Corp.	1,800	137
Kimco Realty Corp.	19,195	923
Lasalle Hotel Properties	3,500	162
Lexington Realty Trust	3,000	63
See financial notes.

18

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Liberty Property Trust	8,300	402
LTC Properties, Inc.	2,800	70
Mack-Cali Realty Corp.	5,900	289
Maguire Properties, Inc.	3,000	108
MFA Mortgage Investments, Inc.	5,500	40
Mid-America Apartment Communities, Inc.	2,500	135
Move, Inc. *	5,020	23
National Health Investors, Inc.	3,100	105
National Health Realty, Inc.	2,300	54
National Retail Properties, Inc.	3,320	80
Nationwide Health Properties, Inc.	5,100	163
New Century Financial Corp.	3,600	3
Newcastle Investment Corp.	2,200	64
Novastar Financial, Inc. (a)	2,000	15
OMEGA Healthcare Investors, Inc.	2,784	47
Parkway Properties, Inc.	500	26
Pennsylvania Real Estate Investment Trust	2,500	116
Plum Creek Timber Co., Inc.	15,047	597
PMC Commercial Trust	1,500	21
Post Properties, Inc.	2,200	103
Potlatch Corp.	2,753	119
ProLogis	20,854	1,351
PS Business Parks, Inc.	3,000	207
Public Storage, Inc.	14,590	1,362
RAIT Financial Trust	3,300	93
Ramco-Gershenson Properties Trust	1,400	52
Rayonier, Inc.	2,388	104
Realty Income Corp. (a)	4,600	128
Redwood Trust, Inc.	2,500	126
Regency Centers Corp.	5,700	470
Saul Centers, Inc.	2,100	109
Senior Housing Properties Trust	4,950	113
SL Green Realty Corp.	4,750	669
Sovran Self Storage, Inc.	800	44
Sun Communities, Inc.	3,000	89
Tanger Factory Outlet Centers, Inc.	1,600	65
Taubman Centers, Inc.	4,100	230
Tejon Ranch Co. *	674	34
The Macerich Co.	5,200	495
The St. Joe Co. (a)	5,300	300
Thornburg Mortgage, Inc. (a)	7,800	217
UDR, Inc.	9,400	282
UMH Properties, Inc.	1,600	24
Universal Health Realty Income Trust	900	32
Urstadt Biddle Properties, Class A	1,000	18
Urstadt Biddle Properties, Inc.	500	9
Ventas, Inc.	5,800	245
Vornado Realty Trust (a)	10,500	1,246
Washington Real Estate Investment Trust (a)	3,100	117
Weingarten Realty Investors	7,975	382
Wellsford Real Properties, Inc. *	1,400	11

		29,729
Retailing 4.0%

99 Cents Only Stores *	3,066	44
Aaron Rents, Inc.	6,250	177
Aaron Rents, Inc., Class A	2,175	55
Abercrombie & Fitch Co., Class A	5,800	474
Advance Auto Parts, Inc.	9,540	393
Aeropostale, Inc. *	4,400	181
Amazon.com, Inc. *	33,700	2,067
America’s Car-Mart, Inc. (a)*	3,750	48
American Eagle Outfitters, Inc.	18,150	535
AnnTaylor Stores Corp. *	9,825	378
Asbury Automotive Group, Inc.	4,100	118
Audiovox Corp., Class A *	1,600	23
AutoNation, Inc. (a)*	21,600	442
AutoZone, Inc. *	6,100	812
Barnes & Noble, Inc.	7,400	293
Bed Bath & Beyond, Inc. *	23,700	966
Best Buy Co., Inc.	39,225	1,830
Big Lots, Inc. *	11,100	357
Blockbuster, Inc., Class A (a)*	15,300	95
Borders Group, Inc.	5,700	120
Brown Shoe Co., Inc.	6,675	180
Building Materials Holding Corp.	3,000	44
Cabela’s, Inc. *	3,500	83
CarMax, Inc. *	17,046	425
Charlotte Russe Holding, Inc. *	2,500	68
Charming Shoppes, Inc. *	10,200	127
Chico’s FAS, Inc. *	13,300	351
Christopher & Banks Corp.	2,900	50
Circuit City Stores, Inc.	16,500	288
Claire’s Stores, Inc.	16,000	521
Coldwater Creek, Inc. *	8,502	176
CSK Auto Corp. *	3,500	59
Deb Shops, Inc.	3,600	99
Dick’s Sporting Goods, Inc. *	3,000	168
Dillard’s, Inc., Class A	5,500	190
Dollar General Corp.	27,775	593
Dollar Tree Stores, Inc. *	8,650	340
DSW, Inc., Class A *	3,500	136
Duckwall-ALCO Stores, Inc. *	1,800	68
eBay, Inc. *	110,848	3,762
Expedia, Inc. *	31,345	740
Family Dollar Stores, Inc.	12,700	404
Federated Department Stores, Inc.	42,952	1,886
Finish Line, Inc.	3,600	47
Finlay Enterprises, Inc. *	1,000	6
Foot Locker, Inc.	14,100	335
See financial notes.

19

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

GameStop Corp., Class A *	3,048	101
Genesco, Inc. *	4,300	218
Genuine Parts Co.	13,500	667
Group 1 Automotive, Inc.	1,400	57
Guess?, Inc.	5,400	213
Guitar Center, Inc. *	1,700	79
Handleman Co. (a)	6,600	50
Hibbett Sports, Inc. *	3,543	103
Hollywood Media Corp. *	1,100	5
IAC/InterActiveCorp *	31,345	1,195
J. Crew Group, Inc. *	5,500	223
J.C. Penney Co., Inc.	27,400	2,167
Keystone Automotive Industries, Inc. *	1,800	60
Kohl’s Corp. *	28,300	2,095
Liberty Media Corp. — Interactive Class A *	55,809	1,397
Limited Brands, Inc.	31,520	869
Lithia Motors, Inc., Class A	700	19
Lowe’s Cos., Inc.	122,500	3,744
Midas, Inc. *	6,800	149
Monro Muffler Brake, Inc.	1,050	37
Mothers Work, Inc. *	2,500	88
NetFlix, Inc. (a)*	6,000	133
Nordstrom, Inc.	20,600	1,131
O’Reilly Automotive, Inc. *	4,400	157
Office Depot, Inc. *	26,000	874
OfficeMax, Inc.	6,400	315
Pacific Sunwear of California, Inc. *	7,475	156
Payless Shoesource, Inc. *	5,906	188
PETsMART, Inc.	11,100	368
Pomeroy IT Solutions, Inc. *	2,100	19
Priceline.com, Inc. *	3,983	222
RadioShack Corp.	10,700	311
Rent-A-Center, Inc. *	7,750	216
Retail Ventures, Inc. *	5,000	102
REX Stores Corp. *	1,875	31
Ross Stores, Inc.	13,400	444
Saks, Inc. *	10,800	226
Sally Beauty Holdings, Inc. *	6,950	68
Sears Holdings Corp. (a)*	12,885	2,460
Select Comfort Corp. *	4,500	83
Shoe Carnival, Inc. *	1,200	38
Sonic Automotive, Inc., Class A	1,400	40
Source Interlink Cos., Inc. *	5,000	32
Stage Stores, Inc.	2,700	60
Staples, Inc.	61,800	1,533
Stein Mart, Inc.	3,800	62
Target Corp.	69,800	4,144
The Buckle, Inc.	5,250	187
The Cato Corp., Class A	4,300	93
The Children’s Place Retail Stores, Inc. *	1,800	95
The Dress Barn, Inc. *	6,000	119
The Gap, Inc.	73,900	1,327
The Gymboree Corp. *	2,500	95
The Home Depot, Inc.	162,300	6,146
The Men’s Wearhouse, Inc.	3,600	156
The Pep Boys — Manny, Moe & Jack	5,000	93
The Sherwin-Williams Co.	13,000	829
The Talbots, Inc.	5,700	134
The TJX Cos., Inc.	40,400	1,127
The Wet Seal, Inc., Class A *	2,800	17
Tiffany & Co.	11,500	548
Tractor Supply Co. (a)*	4,000	207
Trans World Entertainment Corp. *	1,500	8
TravelCenters of America LLC *	600	27
Tuesday Morning Corp.	2,500	35
Tween Brands, Inc. *	1,742	68
United Auto Group, Inc.	2,000	41
Urban Outfitters, Inc. *	12,800	330
ValueVision Media, Inc., Class A *	1,400	16
West Marine, Inc. *	2,500	37
Williams-Sonoma, Inc.	9,200	324
Winmark Corp. *	1,200	21
Zale Corp. *	5,020	140

		59,723
Semiconductors & Semiconductor Equipment 2.5%

Actel Corp. *	1,100	16
Advanced Energy Industries, Inc. *	3,900	96
Advanced Micro Devices, Inc. (a)*	34,200	473
Alliance Semiconductor Corp. *	1,200	5
Altera Corp. *	30,400	685
AMIS Holdings, Inc. *	7,100	82
Amkor Technology, Inc. *	14,400	201
Anadigics, Inc. (a)*	1,150	12
Analog Devices, Inc.	30,200	1,166
Applied Materials, Inc.	139,098	2,673
Applied Micro Circuits Corp. *	25,238	71
Asyst Technologies, Inc. *	1,700	12
Atmel Corp. *	37,900	202
ATMI, Inc. *	1,400	43
Axcelis Technologies, Inc. *	7,044	54
AXT, Inc. *	800	3
Broadcom Corp., Class A *	40,700	1,325
Brooks Automation, Inc. *	5,585	98
Cabot Microelectronics Corp. *	660	21
CEVA, Inc. *	433	3
Cirrus Logic, Inc. *	3,800	31
Cohu, Inc.	1,100	23
Conexant Systems, Inc. *	37,546	58
Credence Systems Corp. *	1,700	6
Cree, Inc. (a)*	6,000	122
Cymer, Inc. *	4,200	170
Cypress Semiconductor Corp. *	8,500	194
See financial notes.

20

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Diodes, Inc. *	4,275	158
DSP Group, Inc. *	3,300	61
EMCORE Corp. *	1,500	7
Entegris, Inc. *	10,199	120
Exar Corp. *	3,300	45
Fairchild Semiconductor International, Inc. *	8,600	151
FEI Co. *	1,500	56
FormFactor, Inc. *	2,500	103
FSI International, Inc. *	1,300	6
HI/FN, Inc. *	800	5
Integrated Device Technology, Inc. *	16,120	242
Integrated Silicon Solutions, Inc. *	3,400	19
Intel Corp.	483,832	10,402
International Rectifier Corp. *	6,600	233
Intersil Corp., Class A	12,364	368
IXYS Corp. *	900	8
KLA-Tencor Corp.	15,000	833
Kopin Corp. *	2,500	9
Kulicke and Soffa Industries, Inc. *	4,400	44
Lam Research Corp. *	11,600	624
Lattice Semiconductor Corp. *	4,600	25
Linear Technology Corp. (a)	25,000	936
LSI Corp. *	62,387	530
LTX Corp. *	1,900	11
Marvell Technology Group Ltd. *	32,400	523
Mattson Technology, Inc. *	4,100	41
Maxim Integrated Products, Inc.	25,453	807
MEMC Electronic Materials, Inc. *	16,300	895
Micrel, Inc. *	6,800	85
Microchip Technology, Inc.	16,475	665
Micron Technology, Inc. *	52,699	604
Microsemi Corp. *	7,652	177
MIPS Technologies, Inc. *	1,100	9
MKS Instruments, Inc. *	4,300	116
MoSys, Inc. *	1,200	10
Nanometrics, Inc. *	300	2
National Semiconductor Corp.	29,200	768
Novellus Systems, Inc. *	11,171	362
NVIDIA Corp. *	28,000	921
OmniVision Technologies, Inc. (a)*	4,800	65
ON Semiconductor Corp. (a)*	21,000	225
Pericom Semiconductor Corp. *	600	6
Photronics, Inc. *	9,400	142
PLX Technology, Inc. *	1,300	14
PMC-Sierra, Inc. (a)*	8,800	68
Rambus, Inc. *	8,200	162
RF Micro Devices, Inc. *	13,700	86
Rudolph Technologies, Inc. *	1,318	23
Semitool, Inc. *	4,300	45
Semtech Corp. *	6,000	87
Silicon Image, Inc. *	6,500	57
Silicon Laboratories, Inc. *	5,000	164
Silicon Storage Technology, Inc. *	7,000	29
SIPEX Corp. *	800	8
SiRF Technology Holdings, Inc. *	3,500	85
Skyworks Solutions, Inc. *	5,689	39
Standard Microsystems Corp. *	3,600	115
Supertex, Inc. *	1,400	46
Teradyne, Inc. *	15,559	272
Tessera Technologies, Inc. *	3,000	128
Texas Instruments, Inc.	143,397	4,929
Three-Five Systems, Inc. *	1,099	—
Transmeta Corp., Delaware *	4,500	2
Trident Microsystems, Inc. *	5,000	106
TriQuint Semiconductor, Inc. *	5,310	27
Ultratech, Inc. *	1,300	18
Varian Semiconductor Equipment Associates, Inc. *	5,250	348
Veeco Instruments, Inc. *	3,500	64
Verigy Ltd. *	4,813	122
Virage Logic Corp. *	1,400	10
Vitesse Semiconductor Corp. *	6,986	8
Xilinx, Inc. (a)	27,600	814
Zoran Corp. *	4,261	85

		37,225
Software & Services 6.1%

Accenture Ltd., Class A	72,000	2,815
Activision, Inc. *	19,866	397
Actuate Corp. *	8,600	49
Acxiom Corp.	13,300	301
Adobe Systems, Inc. *	46,210	1,921
Advent Software, Inc. *	4,100	138
Affiliated Computer Services, Inc., Class A *	9,900	593
Agile Software Corp. *	7,400	53
Akamai Technologies, Inc. *	12,138	535
Alliance Data Systems Corp. *	6,600	420
Ansoft Corp. *	4,600	149
Answerthink, Inc. *	1,700	6
Ansys, Inc. *	3,400	174
aQuantive, Inc. *	6,000	184
Ariba, Inc. *	8,270	73
Aspen Technology, Inc. *	6,000	81
Authorize.Net Holdings, Inc. *	4,700	83
Autodesk, Inc. *	16,800	693
Automatic Data Processing, Inc.	48,100	2,153
BEA Systems, Inc. *	30,400	358
BearingPoint, Inc. *	7,100	52
Blackbaud, Inc.	3,000	66
BMC Software, Inc. *	29,000	939
Borland Software Corp. *	3,000	17
Bottomline Technologies, Inc. *	5,000	62
Broadridge Financial Solutions, Inc. *	12,025	241
See financial notes.

21

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

CA, Inc.	47,508	1,295
CACI International, Inc., Class A *	2,100	96
Cadence Design Systems, Inc. *	22,600	502
Captaris, Inc. *	2,200	13
Catapult Communications Corp. *	1,600	16
Ceridian Corp. *	19,500	658
CheckFree Corp. *	7,900	266
Chordiant Software, Inc. *	440	6
CIBER, Inc. *	7,300	60
Citrix Systems, Inc. *	20,000	652
CMGI, Inc. *	39,500	83
CNET Networks, Inc. *	9,983	84
Cognizant Technology Solutions Corp., Class A *	10,600	948
Computer Sciences Corp. *	16,238	902
Compuware Corp. (a)*	27,900	275
Convergys Corp. *	10,500	265
Corillian Corp. *	6,800	34
Covansys Corp. *	5,000	167
CSG Systems International, Inc. *	5,400	145
DealerTrack Holdings, Inc. *	3,100	102
Digimarc Corp. *	7,500	72
Digital River, Inc. *	2,100	123
DST Systems, Inc. *	8,100	632
Dynamics Research Corp. *	1,200	15
Earthlink, Inc. *	11,850	91
Edgewater Technology, Inc. *	767	7
eFunds Corp. *	5,002	140
Electronic Arts, Inc. *	25,200	1,270
Electronic Data Systems Corp.	42,100	1,231
eLoyalty Corp. *	190	5
Embarcadero Technologies, Inc. *	6,700	47
Entrust, Inc. *	11,300	42
Epicor Software Corp. *	4,000	58
EPIQ Systems, Inc. *	550	13
Equinix, Inc. *	2,565	214
eSPEED, Inc., Class A *	8,300	77
Euronet Worldwide, Inc. *	2,500	70
FactSet Research Systems, Inc.	3,750	231
Fair Isaac Corp.	7,744	277
FalconStor Software, Inc. *	1,200	14
Fidelity National Information Services, Inc.	16,314	824
First Data Corp.	62,932	2,039
Firstwave Technologies, Inc. *	1,000	2
Fiserv, Inc. *	15,300	814
Forrester Research, Inc. *	4,100	106
Gartner, Inc. *	10,300	260
Global Payments, Inc.	6,240	237
Google, Inc., Class A *	23,900	11,266
GSE Systems, Inc. *	424	3
Hewitt Associates, Inc., Class A *	9,425	280
iGate Corp. *	9,600	66
Informatica Corp. *	6,700	99
Inforte Corp. *	3,700	12
Infospace, Inc. *	3,872	99
infoUSA, Inc.	4,800	45
Interactive Intelligence, Inc. *	4,000	59
Internet Capital Group, Inc. *	350	4
Intervoice, Inc. *	1,678	11
Interwoven, Inc. *	5,925	90
Intuit, Inc. *	33,430	951
Iron Mountain, Inc. *	14,680	413
j2 Global Communication, Inc. *	4,000	115
Jack Henry & Associates, Inc.	6,300	150
JDA Software Group, Inc. *	4,500	80
Kana Software, Inc. *	528	2
Keane, Inc. *	3,960	56
Kronos, Inc. *	1,875	102
Lawson Software, Inc. *	14,500	129
LookSmart, Ltd. *	480	2
Macrovision Corp. *	3,100	75
Magma Design Automation, Inc. *	7,200	99
Manhattan Associates, Inc. *	4,300	124
ManTech International Corp., Class A *	2,500	77
MasterCard, Inc., Class A (a)	10,000	1,117
MAXIMUS, Inc.	1,700	59
McAfee, Inc. *	14,445	469
Mentor Graphics Corp. *	5,700	92
Micros Systems, Inc. *	11,000	603
Microsoft Corp. (c)	800,850	23,977
MicroStrategy, Inc., Class A *	856	97
Midway Games, Inc. (a)*	5,600	39
Moldflow Corp. *	300	5
MoneyGram International, Inc.	7,500	213
MPS Group, Inc. *	8,100	111
MSC.Software Corp. *	1,800	24
Napster, Inc. *	724	3
NAVTEQ *	6,100	216
NetRatings, Inc. *	3,000	62
NetScout Systems, Inc. *	7,300	60
Novell, Inc. *	25,600	187
Nuance Communications, Inc. (a)*	1,974	30
NYFIX, Inc. *	750	4
Openwave Systems, Inc. (a)*	7,771	57
Opnet Technologies, Inc. *	3,600	41
Opsware, Inc. *	800	6
Oracle Corp. *	434,449	8,168
Parametric Technology Corp. *	8,680	154
Paychex, Inc.	32,400	1,202
Perot Systems Corp., Class A *	9,100	163
Phoenix Technologies Ltd. *	4,100	29
PLATO Learning, Inc. *	1,433	6
Progress Software Corp. *	4,200	127
Quality Systems, Inc. *	2,000	81
Quest Software, Inc. *	7,700	131
Radiant Systems, Inc. *	3,800	51
RealNetworks, Inc. *	13,300	100
Red Hat, Inc. *	14,600	309
See financial notes.

22

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Renaissance Learning, Inc. (a)	2,100	26
S1 Corp. *	12,930	84
Saba Software, Inc. *	3,849	26
Salesforce.com, Inc. *	8,500	357
Sapient Corp. *	9,100	66
SAVVIS, Inc. *	4,000	206
Secure Computing Corp. *	3,200	26
Sonic Foundry, Inc. *	600	2
SonicWALL, Inc. *	7,400	60
SPSS, Inc. *	3,200	117
SRA International, Inc., Class A *	5,000	122
Startek, Inc.	3,900	37
SumTotal Systems, Inc. *	463	4
SupportSoft, Inc. *	11,600	62
Sybase, Inc. *	19,036	461
Symantec Corp. *	93,673	1,649
Synopsys, Inc. *	13,684	379
Synplicity, Inc. *	4,200	28
Syntel, Inc.	2,500	88
Take-Two Interactive Software, Inc. (a)*	6,000	115
Talx Corp.	3,825	132
TeleCommunication Systems, Inc., Class A *	1,300	5
The BISYS Group, Inc. *	9,000	104
Think Partnership, Inc. *	5,600	13
THQ, Inc. *	5,425	181
TIBCO Software, Inc. *	16,000	146
Total System Services, Inc.	16,300	506
Transaction Systems Architects, Inc. *	5,200	165
Tumbleweed Communications Corp. *	2,000	6
Unisys Corp. *	27,600	216
United Online, Inc.	6,150	89
USinternetworking, Inc. *	1,100	—
VA Software Corp. *	4,527	16
ValueClick, Inc. *	8,500	243
VeriFone Holdings, Inc. *	6,600	233
VeriSign, Inc. *	20,875	571
Vignette Corp. *	3,394	63
Web.com, Inc. *	510	2
WebEx Communications, Inc. *	4,500	255
webMethods, Inc. *	7,421	67
Websense, Inc. *	5,000	124
Western Union Co.	62,932	1,325
Wind River Systems, Inc. *	6,760	66
Witness Systems, Inc. *	2,100	57
Yahoo!, Inc. (a)*	111,144	3,116

		92,051
Technology Hardware & Equipment 6.1%

3Com Corp. *	17,900	72
Adaptec, Inc. *	5,700	22
ADC Telecommunications, Inc. *	9,431	174
ADTRAN, Inc.	7,000	178
Aeroflex, Inc. *	5,400	76
Agilent Technologies, Inc. *	39,317	1,351
Agilysys, Inc.	1,600	34
Alcatel-Lucent, ADR	58,935	781
American Technical Ceramics Corp. *	500	8
Amphenol Corp., Class A	17,600	618
Anaren, Inc. *	3,300	62
Andrew Corp. (a)*	13,425	147
Anixter International, Inc. *	3,300	236
Apple, Inc. *	65,000	6,487
Arris Group, Inc. *	2,600	39
Arrow Electronics, Inc. *	12,000	474
Avanex Corp. (a)*	2,100	4
Avaya, Inc. *	43,385	561
Avici Systems, Inc. *	375	3
Avid Technology, Inc. (a)*	3,756	125
Avnet, Inc. *	11,288	462
Avocent Corp. *	3,963	111
AVX Corp.	14,000	233
Aware, Inc. *	1,100	6
Bel Fuse, Inc., Class A	1,200	42
Bell Microproducts, Inc. *	1,000	7
Benchmark Electronics, Inc. *	4,830	102
Black Box Corp.	1,700	62
Blue Coat Systems, Inc. *	340	12
Brightpoint, Inc. *	4,454	59
Brocade Communications Systems, Inc. *	24,035	235
C-COR, Inc. *	3,100	38
CalAmp Corp. *	1,000	8
CDW Corp.	6,800	490
Checkpoint Systems, Inc. *	4,600	101
Ciena Corp. *	2,470	72
Cisco Systems, Inc. *	511,909	13,688
Cogent, Inc. *	5,000	70
Cognex Corp.	2,900	62
Coherent, Inc. *	1,300	41
Comarco, Inc. *	500	3
CommScope, Inc. *	4,900	229
Comtech Telecommunications Corp. *	2,175	82
Corning, Inc. *	121,807	2,889
CoSine Communications, Inc. *	730	3
CPI International, Inc. *	4,000	78
CTS Corp.	5,800	76
Daktronics, Inc. (a)	5,200	118
DDi Corp. *	1	—
Dell, Inc. *	178,900	4,510
Diebold, Inc.	5,300	253
Ditech Networks, Inc. *	9,600	84
Dolby Laboratories, Inc., Class A *	8,800	312
See financial notes.

23

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Dycom Industries, Inc. *	3,300	86
Echelon Corp. (a)*	3,700	48
Electro Scientific Industries, Inc. *	1,300	27
Electronics for Imaging, Inc. *	3,400	91
EMC Corp. *	199,686	3,031
EMS Technologies, Inc. *	1,000	19
Emulex Corp. *	5,900	124
Excel Technology, Inc. *	600	16
Extreme Networks, Inc. *	4,500	18
F5 Networks, Inc. *	3,300	253
Finisar Corp. *	7,900	29
FLIR Systems, Inc. *	4,800	194
Foundry Networks, Inc. *	9,300	141
Frequency Electronics, Inc.	500	5
Gateway, Inc. *	11,800	26
Gerber Scientific, Inc. *	1,900	19
Glenayre Technologies, Inc. *	2,300	5
Global Imaging Systems, Inc. *	4,200	121
Harmonic, Inc. *	6,342	52
Harris Corp.	14,000	719
Harris Stratex Networks, Inc., Class A *	700	14
Hewlett-Packard Co.	249,636	10,520
Hutchinson Technology, Inc. *	2,500	47
I.D. Systems, Inc. *	3,000	38
Imation Corp.	2,000	74
Immersion Corp. *	800	8
Ingram Micro, Inc., Class A *	13,400	263
Insight Enterprises, Inc. *	4,650	92
Intelli-Check, Inc. *	500	4
Inter-Tel, Inc.	6,000	151
InterDigital Communications Corp. *	4,500	148
Intermec, Inc. (a)*	5,600	125
International Business Machines Corp.	131,510	13,442
Iomega Corp. *	12,400	49
Itron, Inc. *	2,500	168
Ixia *	5,200	45
Jabil Circuit, Inc.	15,400	359
JDS Uniphase Corp. (a)*	14,053	232
Juniper Networks, Inc. *	40,565	907
Keithley Instruments, Inc.	3,200	38
Kemet Corp. *	6,700	57
L-1 Identity Solutions, Inc. *	756	15
LaserCard Corp. (a)*	1,000	12
LeCroy Corp. *	900	8
Lexmark International, Inc., Class A *	10,900	594
Lightpath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	80
Mastec, Inc. *	5,350	61
Maxwell Technologies, Inc. *	1,000	12
Measurement Specialties, Inc. *	700	14
Mercury Computer Systems, Inc. *	3,600	49
Merix Corp. *	3,700	28
Methode Electronics, Inc.	3,600	54
Mettler-Toledo International, Inc. *	3,200	312
MOCON, Inc.	600	8
Molex, Inc.	16,125	482
Motorola, Inc.	195,955	3,396
MRV Communications, Inc. *	4,307	15
MTS Systems Corp.	4,500	191
Multi-Fineline Electronix, Inc. *	2,500	40
National Instruments Corp.	5,675	158
NCR Corp. *	23,800	1,200
NETGEAR, Inc. *	3,000	101
Network Appliance, Inc. *	27,500	1,023
Network Equipment Technologies, Inc. *	5,000	54
Newport Corp. *	4,200	66
NMS Communications Corp. *	1,500	3
Oplink Communications, Inc. *	657	11
OSI Systems, Inc. *	3,700	98
OYO Geospace Corp. *	300	22
Packeteer, Inc. *	6,100	58
Palm, Inc. (a)*	8,638	146
Park Electrochemical Corp.	3,600	99
Parkervision, Inc. *	400	4
Paxar Corp. *	2,300	69
PC Connection, Inc. *	5,500	71
PC-Tel, Inc. *	6,400	64
Performance Technologies, Inc. *	1,600	8
Photon Dynamics, Inc. *	3,400	41
Planar Systems, Inc. *	3,700	28
Plantronics, Inc.	4,000	100
Plexus Corp. *	3,700	78
Polycom, Inc. *	9,200	306
Powerwave Technologies, Inc. (a)*	3,583	22
Presstek, Inc. *	1,100	7
Printronix, Inc.	2,400	32
QLogic Corp. *	17,044	305
QUALCOMM, Inc.	135,100	5,917
Quantum Corp. *	5,500	15
Radisys Corp. *	3,700	56
Research Frontiers, Inc. *	800	9
Richardson Electronics Ltd.	1,300	11
Rofin-Sinar Technologies, Inc. *	1,900	126
Rogers Corp. *	2,500	113
SanDisk Corp. *	11,000	478
Sanmina-SCI Corp. *	41,316	143
ScanSource, Inc. *	1,200	34
SCM Microsystems, Inc. *	1,200	5
Seachange International, Inc. *	6,350	55
Seagate Technology	37,066	821
Sirenza Microdevices, Inc. *	1,300	12
Solectron Corp. *	81,520	273
Sonus Networks, Inc. *	19,400	150
Stratasys, Inc. *	1,350	64
See financial notes.

24

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sun Microsystems, Inc. *	248,230	1,296
SunPower Corp., Class A (a)*	1,300	79
Sycamore Networks, Inc. *	18,200	67
Symmetricom, Inc. *	8,450	69
Synaptics, Inc. *	3,500	105
Tech Data Corp. *	5,300	188
Technitrol, Inc.	4,000	107
Tekelec *	8,700	125
Tektronix, Inc.	9,202	270
Tellabs, Inc. *	34,564	367
TESSCO Technologies, Inc. *	1,350	38
ThinkEngine Networks, Inc. *	2,600	6
Tollgrade Communications, Inc. *	3,600	43
Trimble Navigation Ltd. *	11,792	338
TTM Technologies, Inc. *	4,400	40
UTStarcom, Inc. (a)*	9,500	68
Vertel Corp. *	900	—
Viasat, Inc. *	3,500	120
Vishay Intertechnology, Inc. *	36,688	611
Westell Technologies, Inc., Class A *	15,960	42
Western Digital Corp. *	18,700	331
Xerox Corp. *	69,700	1,289
Xybernaut Corp. (b)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	254
Zygo Corp. *	3,500	56

		91,531
Telecommunication Services 3.1%

Alaska Communication Systems Group, Inc.	5,000	80
ALLTEL Corp.	30,587	1,918
American Tower Corp., Class A *	33,800	1,284
AT&T, Inc.	520,056	20,137
Atlantic Tele-Network, Inc.	3,250	82
Centennial Communications Corp. *	8,000	67
CenturyTel, Inc.	13,500	622
Cincinnati Bell, Inc. *	22,268	113
Citizens Communications Co.	37,119	578
Cogent Communications Group, Inc. *	3,900	99
Crown Castle International Corp. *	27,776	954
CT Communications, Inc.	7,000	171
D&E Communications, Inc.	5,500	80
Dobson Communications Corp., Class A *	20,800	190
Embarq Corp.	11,576	695
Eschelon Telecom, Inc. *	3,000	88
General Communication, Inc., Class A *	10,500	149
HickoryTech Corp.	4,600	33
IDT Corp., Class B	7,600	84
Leap Wireless International, Inc. *	1,800	137
Level 3 Communications, Inc. *	93,000	517
Lynch Interactive Corp. *	9	30
Moscow CableCom Corp. *	1,400	18
NII Holdings, Inc. *	1,900	146
North Pittsburgh Systems, Inc.	3,500	73
NTELOS Holdings Corp. *	3,000	60
Qwest Communications International, Inc. *	151,337	1,344
Rural Cellular Corp. Class A *	4,200	104
SBA Communications Corp., Class A *	9,300	274
Sprint Nextel Corp. (a)	234,030	4,688
SureWest Communications	5,500	139
Syniverse Holdings, Inc. *	10,400	107
Telephone & Data Systems, Inc.	8,100	461
Time Warner Telecom, Inc., Class A *	14,000	287
United States Cellular Corp. *	6,100	442
USA Mobility, Inc. *	3,000	64
Verizon Communications, Inc.	247,572	9,452
Warwick Valley Telephone Co.	1,100	17
Windstream Corp.	31,624	462
Wireless Facilities, Inc. *	1,800	2

		46,248
Transportation 1.8%

AirTran Holdings, Inc. *	5,800	64
Alaska Air Group, Inc. *	1,900	56
Alexander & Baldwin, Inc.	3,400	182
Amerco, Inc. *	900	63
AMR Corp. *	17,000	443
Arkansas Best Corp.	1,100	43
Atlas Air Worldwide Holdings, Inc. *	3,000	173
Avis Budget Group, Inc. *	8,372	235
Burlington Northern Santa Fe Corp.	30,300	2,652
C.H. Robinson Worldwide, Inc.	15,000	802
Con-way, Inc.	4,500	246
Continental Airlines, Inc., Class B *	10,000	366
CSX Corp.	34,200	1,476
Dollar Thrifty Automotive Group, Inc. *	3,500	164
EGL, Inc. *	3,500	139
Expeditors International of Washington, Inc.	16,200	677
ExpressJet Holdings, Inc. *	8,500	51
FedEx Corp.	24,063	2,537
Florida East Coast Industries, Inc.	3,600	254
Forward Air Corp.	2,600	79
Genco Shipping & Trading Ltd.	5,500	197
Heartland Express, Inc.	8,941	154
See financial notes.

25

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Horizon Lines, Inc., Class A	5,200	177
Hub Group, Inc., Class A *	4,400	158
Interpool, Inc.	1,200	32
J.B. Hunt Transport Services, Inc.	13,000	352
JetBlue Airways Corp. (a)*	11,962	119
Kansas City Southern *	5,050	188
Kirby Corp. *	5,600	212
Knight Transportation, Inc.	4,050	79
Laidlaw International, Inc.	8,200	281
Landstar System, Inc.	15,200	734
MAIR Holdings, Inc. *	1,100	8
Mesa Air Group, Inc. *	3,800	26
Midwest Air Group, Inc. *	5,000	69
Norfolk Southern Corp.	32,000	1,704
Old Dominion Freight Line, Inc. *	4,050	120
Pacer International, Inc.	2,800	71
Park-Ohio Holdings Corp. *	2,600	55
Pinnacle Airlines Corp. *	5,000	82
Quixote Corp.	1,300	26
Republic Airways Holdings, Inc. *	5,000	106
Ryder System, Inc.	6,400	337
Saia, Inc. *	1,100	31
SkyWest, Inc.	4,000	109
Southwest Airlines Co.	64,125	920
Swift Transportation Co., Inc. *	5,970	187
UAL Corp. *	5,600	187
Union Pacific Corp.	22,000	2,513
United Parcel Service, Inc., Class B	91,480	6,443
US Airways Group, Inc. *	5,900	218
UTI Worldwide, Inc.	4,300	101
Werner Enterprises, Inc.	5,832	110
YRC Worldwide, Inc. *	5,004	199

		27,007
Utilities 3.6%

AGL Resources, Inc.	6,800	296
Allegheny Energy, Inc. *	14,400	770
Allete, Inc.	5,233	253
Alliant Energy Corp.	11,800	517
Ameren Corp.	15,100	794
American Electric Power Co., Inc.	33,820	1,698
Aqua America, Inc. (a)	4,894	108
Aquila, Inc. *	33,200	137
Atmos Energy Corp.	6,700	213
Avista Corp.	3,800	90
Black Hills Corp.	3,900	155
CenterPoint Energy, Inc.	26,100	491
Central Vermont Public Service Corp.	6,200	200
CH Energy Group, Inc.	1,900	91
Cleco Corp.	3,400	95
CMS Energy Corp.	19,900	369
Consolidated Edison, Inc.	17,000	871
Constellation Energy Group	15,500	1,381
Dominion Resources, Inc.	26,610	2,427
DPL, Inc.	11,452	359
DTE Energy Co.	13,801	698
Duke Energy Corp.	100,356	2,059
Duquesne Light Holdings, Inc.	6,100	122
Dynegy, Inc., Class A *	39,081	368
Edison International	37,710	1,974
El Paso Electric Co. *	2,800	74
Energen Corp.	5,200	291
Energy East Corp.	12,214	296
Entergy Corp.	15,700	1,776
Equitable Resources, Inc.	8,800	458
Exelon Corp.	54,474	4,108
FirstEnergy Corp.	28,217	1,931
Florida Public Utilities Co.	1,599	20
FPL Group, Inc.	32,900	2,118
Great Plains Energy, Inc.	6,500	212
Hawaiian Electric Industries, Inc.	7,700	203
Idacorp, Inc.	4,200	145
Integrys Energy Group, Inc.	5,040	283
KeySpan Corp.	13,400	555
MDU Resources Group, Inc.	16,425	498
Mirant Corp. *	17,700	794
National Fuel Gas Co.	5,800	273
New Jersey Resources Corp.	1,650	89
Nicor, Inc.	3,000	154
NiSource, Inc.	22,864	562
Northeast Utilities	15,624	503
Northwest Natural Gas Co.	5,700	290
NRG Energy, Inc. *	7,000	553
NSTAR	7,734	278
OGE Energy Corp.	6,500	250
ONEOK, Inc.	12,900	624
Ormat Technologies, Inc. (a)	2,800	102
Otter Tail Corp.	1,100	38
Pepco Holdings, Inc.	14,000	413
PG&E Corp.	29,900	1,513
Piedmont Natural Gas Co., Inc.	3,200	84
Pinnacle West Capital Corp.	6,800	328
PNM Resources, Inc.	5,500	179
PPL Corp.	30,000	1,308
Progress Energy, Inc.	21,159	1,070
Public Service Enterprise Group, Inc.	22,000	1,902
Puget Energy, Inc.	7,500	194
Questar Corp.	8,100	787
Reliant Energy, Inc. *	28,125	626
SCANA Corp.	7,905	344
Sempra Energy	21,675	1,376
Sierra Pacific Resources *	20,476	374
Southern Co.	58,600	2,214
Southern Union Co.	6,074	185
Southwest Gas Corp.	3,600	136
TECO Energy, Inc.	23,700	425
The AES Corp. *	52,596	1,157
See financial notes.

26

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Laclede Group, Inc.	3,300	104
TXU Corp.	52,800	3,463
UGI Corp.	10,700	303
UIL Holdings Corp.	3,166	108
Unisource Energy Corp.	3,800	146
Unitil Corp.	600	16
Vectren Corp.	5,766	168
Westar Energy, Inc.	8,200	223
WGL Holdings, Inc.	3,000	101
Wisconsin Energy Corp.	11,400	556
Xcel Energy, Inc.	34,195	824

		54,641

Total Common Stock (Cost $1,054,104)		1,483,838

Foreign Common Stock 0.1% of net assets

Cayman Islands 0.1%

Energy 0.1%

GlobalSantaFe Corp.	19,155	1,225

Total Foreign Common Stock (Cost $424)		1,225

Preferred Stock 0.1% of net assets

Real Estate 0.1%

Simon Property Group, Inc.	19,520	2,250

Total Preferred Stock (Cost $723)		2,250

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.1%

Bank of America, London Time Deposit 5.03%, 05/01/07	16,738	16,738

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
4.92%, 06/14/07	100	99
5.05%, 06/14/07	520	517

		616

Total Short-Term Investment (Cost $17,354)		17,354

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust.	44,674,629	44,675

End of collateral invested for securities on loan.
At 04/30/07 the tax basis cost of the fund’s investments was $1,073,439 and the unrealized appreciation and depreciation were $509,797 and ($78,569), respectively, with a net unrealized appreciation of $431,228.
In addition to the above, the fund held the following at 04/30/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long expires 06/15/07	95	7,780	193
S & P 500 Index, e-mini, Long expires 06/16/07	95	7,070	304

			497

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt
See financial notes.

27

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver Chief Executive Officer

Date:	June 12, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer

Date:	June 12, 2007

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	June 12, 2007